UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04347

GMO Trust

(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110

(Address of principal executive offices) (Zip code)

J.B. Kittredge, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/14

Date of reporting period: 05/31/13

Item 1.	Schedule of Investments.

The Schedules of Investments for each series of the registrant for the periods ended May 31, 2013 are filed herewith.

Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.2%

	Capital Goods — 1.2%
1,488,600	3M Co.	164,147,922

	Consumer Durables & Apparel — 0.7%
1,604,240	Nike, Inc. – Class B	98,917,438

	Consumer Services — 2.0%
2,792,000	McDonald’s Corp.	269,623,440
224,135	Yum! Brands, Inc.	15,185,146

	Total Consumer Services	284,808,586

	Energy — 7.1%
12,130,592	BP Plc	86,699,796
4,211,570	Chevron Corp.	516,970,218
2,029,900	Exxon Mobil Corp.	183,645,053
3,422,202	Royal Dutch Shell Plc – A Shares	113,893,834
1,737,378	Total SA	86,839,941

	Total Energy	988,048,842

	Food & Staples Retailing — 4.8%
414,900	Costco Wholesale Corp.	45,502,083
754,100	CVS Caremark Corp.	43,421,078
1,677,309	Sysco Corp.	56,693,044
11,407,022	Tesco Plc	63,165,062
655,500	Walgreen Co.	31,306,680
5,538,500	Wal–Mart Stores, Inc.	414,501,340
388,258	Woolworths Ltd.	12,207,692

	Total Food & Staples Retailing	666,796,979

	Food, Beverage & Tobacco — 18.1%
557,190	Anheuser-Busch InBev NV	51,308,987
2,728,317	British American Tobacco Plc	149,917,420
15,744,600	Coca-Cola Co. (The)	629,626,554
399,100	General Mills, Inc.	18,789,628
7,752,200	Japan Tobacco, Inc.	263,830,581
3,491,400	Lorillard, Inc.	148,175,016
2,344,760	Nestle SA (Registered)	155,327,657
5,162,011	PepsiCo, Inc.	416,935,629
5,645,430	Philip Morris International, Inc.	513,226,041
3,679,031	Unilever NV	150,302,460
447,284	Unilever Plc	18,788,295

	Total Food, Beverage & Tobacco	2,516,228,268

	Health Care Equipment & Services — 9.2%
5,863,305	Abbott Laboratories	215,007,394
226,400	AmerisourceBergen Corp.	12,243,712
440,700	Baxter International, Inc.	30,994,431
339,100	Becton, Dickinson and Co.	33,442,042
255,800	Cardinal Health, Inc.	12,012,368
6,758,580	Express Scripts Holding Co. *	419,842,990

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
816,965	Laboratory Corp. of America Holdings *	81,279,848
146,300	McKesson Corp.	16,657,718
3,196,630	Medtronic, Inc.	163,060,096
798,145	Quest Diagnostics, Inc.	49,357,287
322,800	Stryker Corp.	21,430,692
1,667,544	UnitedHealth Group, Inc.	104,438,281
1,443,367	Zimmer Holdings, Inc.	113,318,743

	Total Health Care Equipment & Services	1,273,085,602

	Household & Personal Products — 6.0%
479,153	Church & Dwight Co., Inc.	29,137,294
4,732,100	Colgate-Palmolive Co.	273,704,664
299,000	Kimberly-Clark Corp.	28,952,170
6,287,800	Procter & Gamble Co. (The)	482,651,528
222,872	Reckitt Benckiser Group Plc	15,937,235

	Total Household & Personal Products	830,382,891

	Pharmaceuticals, Biotechnology & Life Sciences — 17.8%
127,200	Allergan, Inc.	12,655,128
676,313	Amgen, Inc.	67,989,746
1,736,273	AstraZeneca Plc	88,835,022
2,234,500	Bristol–Myers Squibb Co.	102,809,345
1,431,200	Eli Lilly & Co.	76,082,592
838,600	Gilead Sciences, Inc. *	45,686,928
7,684,966	GlaxoSmithKline Plc	198,834,441
8,476,300	Johnson & Johnson	713,534,934
2,801,500	Merck & Co., Inc.	130,830,050
2,108,873	Novartis AG (Registered)	151,062,777
154,895	Novo Nordisk A/S – Class B	25,105,014
20,309,339	Pfizer, Inc.	553,023,301
634,459	Roche Holding AG	157,305,471
1,266,765	Sanofi	135,072,818
497,500	Takeda Pharmaceutical Co. Ltd.	22,050,356

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,480,877,923

	Retailing — 1.9%
3,566,600	Target Corp.	247,878,700
452,778	TJX Cos., Inc. (The)	22,915,095

	Total Retailing	270,793,795

	Software & Services — 20.5%
790,600	Google, Inc. – Class A *	688,146,146
2,297,370	International Business Machines Corp.	477,898,907
176,000	Intuit, Inc.	10,285,440
245,670	Mastercard, Inc. – Class A	140,093,318
19,770,200	Microsoft Corp.	689,584,576
19,325,600	Oracle Corp.	652,432,256
61,200	Paychex, Inc.	2,278,476
990,435	SAP AG *	74,122,064

Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
609,600	Visa, Inc. – Class A	108,594,144
27,446	Yahoo! Japan Corp.	12,434,664

	Total Software & Services	2,855,869,991

	Technology Hardware & Equipment — 9.4%
583,918	Apple, Inc.	262,576,246
22,543,931	Cisco Systems, Inc.	542,857,859
1,918,500	EMC Corp. *	47,502,060
14,196,700	Hewlett-Packard Co.	346,683,414
1,665,858	Qualcomm, Inc.	105,748,666

	Total Technology Hardware & Equipment	1,305,368,245

	Telecommunication Services — 0.5%
43,465	NTT Docomo, Inc.	63,503,077

	TOTAL COMMON STOCKS (COST $11,034,527,626)	13,798,829,559

	MUTUAL FUNDS — 0.2%

	Affiliated Issuers — 0.2%
941,911	GMO U.S. Treasury Fund	23,557,194

	TOTAL MUTUAL FUNDS (COST $23,557,194)	23,557,194

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%
87,482,808	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	87,482,808

	TOTAL SHORT-TERM INVESTMENTS (COST $87,482,808)	87,482,808

	TOTAL INVESTMENTS — 100.0% (Cost $11,145,567,628)	13,909,869,561
	Other Assets and Liabilities (net) — (0.0%)	(1,651,140)

	TOTAL NET ASSETS — 100.0%	$13,908,218,421

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

Country Summary*	% of Investments
United States	84.8%
United Kingdom	5.3
Switzerland	3.4
Japan	2.6
France	1.6
Netherlands	1.1
Germany	0.5
Belgium	0.4
Denmark	0.2
Australia	0.1

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	REAL ESTATE INVESTMENTS — 99.1%

	REAL ESTATE INVESTMENT TRUSTS — 99.1%
	Diversified — 6.2%
8,500	Duke Realty Corp.	140,845
5,908	Lexington Realty Trust	74,382
3,400	Liberty Property Trust	137,972
600	PS Business Parks, Inc.	45,786
4,528	Vornado Realty Trust	362,014

	Total Diversified	760,999

	Industrial — 4.8%
9,200	DCT Industrial Trust, Inc.	67,896
3,000	First Industrial Realty Trust, Inc.	50,670
11,660	ProLogis, Inc.	469,898

	Total Industrial	588,464

	Office — 14.1%
1,670	Alexandria Real Estate Equities, Inc.	114,395
5,000	BioMed Realty Trust, Inc.	104,650
3,665	Boston Properties, Inc.	390,615
5,589	Brandywine Realty Trust	79,140
2,700	CommonWealth	55,188
2,100	Corporate Office Properties Trust	55,923
2,880	Digital Realty Trust, Inc.	175,421
4,000	Douglas Emmett, Inc.	101,960
2,800	Franklin Street Properties Corp.	38,136
2,000	Government Properties Income Trust	48,620
2,100	Highwoods Properties, Inc.	76,482
1,700	Hudson Pacific Properties, Inc.	36,703
1,678	Kilroy Realty Corp.	88,783
2,800	Mack-Cali Realty Corp.	74,200
5,800	Piedmont Office Realty Trust, Inc. – Class A	110,142
1,964	SL Green Realty Corp.	170,829

	Total Office	1,721,187

	Residential — 14.4%
2,500	American Campus Communities, Inc.	102,075
2,931	Apartment Investment & Management Co. – Class A	88,692
2,659	AvalonBay Communities, Inc.	352,743
1,743	BRE Properties, Inc.	87,133
2,105	Camden Property Trust	145,771
875	Equity Lifestyle Properties, Inc.	67,524
7,626	Equity Residential	431,250
804	Essex Property Trust, Inc.	126,340

Shares	Description	Value ($)
	Residential — continued
1,300	Home Properties, Inc.	79,001
1,000	Mid-America Apartment Communities, Inc.	67,970
1,300	Post Properties, Inc.	62,140
5,964	UDR, Inc.	145,343

	Total Residential	1,755,982

	Retail — 25.0%
4,531	CBL & Associates Properties, Inc.	104,168
6,797	DDR Corp.	118,676
1,840	Federal Realty Investment Trust	198,260
9,958	General Growth Properties, Inc.	204,438
10,923	Kimco Realty Corp.	241,944
2,900	Macerich Co. (The)	188,239
3,579	National Retail Properties, Inc.	128,379
5,300	Realty Income Corp.	240,885
2,285	Regency Centers Corp.	117,906
7,249	Simon Property Group, Inc.	1,206,523
2,404	Tanger Factory Outlet Centers, Inc.	82,890
1,473	Taubman Centers, Inc.	118,694
3,286	Weingarten Realty Investors	104,758

	Total Retail	3,055,760

	Specialized — 34.6%
1,800	Chesapeake Lodging Trust	40,590
4,609	Corrections Corp. of America	162,006
3,800	CubeSmart	59,470
1,500	EPR Properties	78,630
3,100	Extra Space Storage, Inc.	129,859
2,900	Geo Group, Inc. (The)	100,978
13,785	HCP, Inc.	653,133
6,984	Health Care, Inc.	475,121
2,200	Healthcare Realty Trust, Inc.	58,542
3,600	Healthcare Trust of America Inc. – Class A	41,364
4,600	Hospitality Properties Trust	134,228
17,651	Host Hotels & Resorts, Inc.	314,011
2,400	LaSalle Hotel Properties	63,360
1,000	LTC Properties, Inc.	41,610
5,195	Medical Properties Trust, Inc.	77,094
900	National Health Investors, Inc.	56,043
3,600	Omega Healthcare Investors, Inc.	116,676
4,442	Public Storage	674,296
3,500	RLJ Lodging Trust	81,060
6,143	Senior Housing Properties Trust	158,797
1,000	Sovran Self Storage, Inc.	64,870
4,885	Sunstone Hotel Investors, Inc. *	58,913
8,167	Ventas, Inc.	582,879

	Total Specialized	4,223,530

	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $8,700,903)	12,105,922

	TOTAL REAL ESTATE INVESTMENTS (COST $8,700,903)	12,105,922

Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 0.5%

	Affiliated Issuers — 0.5%
2,479	GMO U.S. Treasury Fund	62,000

	TOTAL MUTUAL FUNDS (COST $62,000)	62,000

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%
59,011	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	59,011

	TOTAL SHORT-TERM INVESTMENTS (COST $59,011)	59,011

	TOTAL INVESTMENTS — 100.1% (Cost $8,821,914)	12,226,933
	Other Assets and Liabilities (net) — (0.1%)	(15,038)

	TOTAL NET ASSETS — 100.0%	$12,211,895

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.4%

	Automobiles & Components — 1.2%
8,300	Dana Holding Corp.	157,036
52,900	Delphi Automotive Plc	2,582,049
427,666	General Motors Co. *	14,493,601
24,900	TRW Automotive Holdings Corp. *	1,577,415

	Total Automobiles & Components	18,810,101

	Capital Goods — 2.8%
170,400	3M Co.	18,790,008
72,400	Danaher Corp.	4,475,768
27,200	Exelis, Inc.	330,480
61,100	Fastenal Co.	3,188,198
77,000	General Dynamics Corp.	5,936,700
11,950	ITT Corp.	360,292
32,500	L-3 Communications Holdings, Inc.	2,765,425
91,900	Raytheon Co.	6,124,216
11,100	WW Grainger, Inc.	2,857,584

	Total Capital Goods	44,828,671

	Commercial & Professional Services — 0.2%
30,100	RR Donnelley & Sons Co.	399,427
20,700	Stericycle, Inc. *	2,272,032

	Total Commercial & Professional Services	2,671,459

	Consumer Durables & Apparel — 1.1%
64,400	Coach, Inc.	3,751,944
161,980	Nike, Inc. – Class B	9,987,687
19,500	VF Corp.	3,585,270
5,000	Wolverine World Wide, Inc.	261,750

	Total Consumer Durables & Apparel	17,586,651

	Consumer Services — 1.8%
34,900	Apollo Group, Inc. – Class A *	697,651
8,900	Choice Hotels International, Inc.	351,372
8,200	DeVry, Inc.	256,086
223,700	McDonald’s Corp.	21,602,709
99,600	Starbucks Corp.	6,281,772
6,900	Weight Watchers International, Inc.	316,365

	Total Consumer Services	29,505,955

	Diversified Financials — 7.5%
2,250,259	Bank of America Corp.	30,738,538
677,200	Citigroup, Inc.	35,207,628
19,400	Federated Investors, Inc. – Class B	536,798
58,800	Goldman Sachs Group, Inc. (The)	9,530,304
665,100	JPMorgan Chase & Co.	36,307,809
239,200	Morgan Stanley	6,195,280
15,900	Prospect Capital Corp.	165,201
149,700	SLM Corp.	3,553,878

	Total Diversified Financials	122,235,436

Shares	Description	Value ($)
	Energy — 8.2%
121,190	Apache Corp.	9,953,335
477,944	Chevron Corp.	58,667,626
99,400	ConocoPhillips	6,097,196
353,300	Exxon Mobil Corp.	31,963,051
66,500	Marathon Petroleum Corp.	5,486,250
163,700	Marathon Oil Corp.	5,629,643
110,300	Phillips 66	7,342,671
31,500	Tesoro Corp.	1,941,975
137,800	Valero Energy Corp.	5,598,814

	Total Energy	132,680,561

	Food & Staples Retailing — 2.5%
209,800	Sysco Corp.	7,091,240
88,700	Walgreen Co.	4,236,312
397,678	Wal–Mart Stores, Inc.	29,762,221

	Total Food & Staples Retailing	41,089,773

	Food, Beverage & Tobacco — 8.3%
31,350	Brown-Forman Corp. – Class B	2,157,507
37,200	Campbell Soup Co.	1,592,532
925,100	Coca-Cola Co. (The)	36,994,749
147,300	General Mills, Inc.	6,934,884
37,000	Hershey Co. (The)	3,297,070
26,900	Hormel Foods Corp.	1,071,158
47,100	Kellogg Co.	2,922,555
93,980	Lorillard, Inc.	3,988,511
30,200	McCormick & Co., Inc. (Non Voting)	2,086,216
32,000	Monster Beverage Corp. *	1,746,880
344,175	PepsiCo, Inc.	27,799,015
455,403	Philip Morris International, Inc.	41,400,687
76,000	Reynolds American, Inc.	3,656,360

	Total Food, Beverage & Tobacco	135,648,124

	Health Care Equipment & Services — 10.1%
445,600	Abbott Laboratories	16,340,152
100,300	Aetna, Inc.	6,056,114
158,200	Baxter International, Inc.	11,126,206
46,200	Becton, Dickinson and Co.	4,556,244
2	Cardinal Health, Inc.	94
26,980	Cerner Corp. *	2,651,594
68,900	Cigna Corp.	4,678,310
29,100	Community Health Systems, Inc.	1,401,747
137,000	Covidien Plc	8,713,200
17,170	CR Bard, Inc.	1,770,055
25,440	Edwards Lifesciences Corp. *	1,690,742
188,750	Express Scripts Holding Co. *	11,725,150
81,400	HCA Holdings, Inc.	3,179,484
18,700	Henry Schein, Inc. *	1,800,623
37,400	Humana, Inc.	3,021,172
15,090	Idexx Laboratories, Inc. *	1,244,020
9,060	Intuitive Surgical, Inc. *	4,507,622

U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
81,100	Laboratory Corp. of America Holdings *	8,068,639
18,600	Mednax, Inc. *	1,726,638
398,800	Medtronic, Inc.	20,342,788
38,100	Quest Diagnostics, Inc.	2,356,104
68,300	Stryker Corp.	4,534,437
70,100	St Jude Medical, Inc.	3,030,423
440,074	UnitedHealth Group, Inc.	27,561,835
24,300	Varian Medical Systems, Inc. *	1,628,343
62,600	WellPoint, Inc.	4,818,322
74,225	Zimmer Holdings, Inc.	5,827,405

	Total Health Care Equipment & Services	164,357,463

	Household & Personal Products — 4.7%
34,800	Church & Dwight Co., Inc.	2,116,188
30,473	Clorox Co.	2,531,697
210,720	Colgate-Palmolive Co.	12,188,044
54,160	Estee Lauder Cos., Inc. (The) – Class A	3,670,965
76,400	Kimberly-Clark Corp.	7,397,812
634,600	Procter & Gamble Co. (The)	48,711,896

	Total Household & Personal Products	76,616,602

	Insurance — 3.6%
156,000	AFLAC, Inc.	8,687,640
64,500	Allstate Corp. (The)	3,111,480
324,800	American International Group, Inc. *	14,440,608
42,100	Assurant, Inc.	2,094,054
197,200	Genworth Financial, Inc. – Class A *	2,131,732
136,800	Hartford Financial Services Group, Inc. (The)	4,190,184
77,700	Lincoln National Corp.	2,770,782
167,600	MetLife, Inc.	7,409,596
83,700	Prudential Financial, Inc.	5,772,789
28,900	Torchmark Corp.	1,864,339
45,900	Travelers Cos., Inc. (The)	3,842,748
50,100	Unum Group	1,426,848

	Total Insurance	57,742,800

	Materials — 0.2%
54,900	LyondellBasell Industries NV – Class A	3,659,085

	Media — 0.2%
89,500	Gannett Co., Inc.	1,924,250
11,000	John Wiley and Sons, Inc. – Class A	436,700
29,900	Lamar Advertising Co. – Class A *	1,397,227

	Total Media	3,758,177

	Pharmaceuticals, Biotechnology & Life Sciences — 16.5%
66,400	Allergan, Inc.	6,606,136
90,300	Amgen, Inc.	9,077,859
32,490	Biogen Idec, Inc. *	7,716,050
337,900	Bristol–Myers Squibb Co.	15,546,779

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
437,900	Eli Lilly & Co.	23,278,764
130,700	Gilead Sciences, Inc. *	7,120,536
943,900	Johnson & Johnson	79,457,502
1,270,185	Merck & Co., Inc.	59,317,640
2,137,736	Pfizer, Inc.	58,210,551
3,300	Techne Corp.	219,483
19,500	Waters Corp. *	1,885,845

	Total Pharmaceuticals, Biotechnology & Life Sciences	268,437,145

	Real Estate — 0.2%
109,500	American Capital Agency Corp. REIT	2,825,100
50,700	ARMOUR Residential, Inc. REIT	261,612
32,000	CYS Investments, Inc. REIT	328,960

	Total Real Estate	3,415,672

	Retailing — 3.0%
66,700	AutoNation, Inc. *	3,090,211
108,000	Bed Bath & Beyond, Inc. *	7,371,000
7,100	Buckle, Inc. (The)	379,708
11,744	CST Brands, Inc. *	356,900
54,300	Dollar Tree, Inc. *	2,608,572
43,700	GameStop Corp. – Class A	1,449,092
31,100	Genuine Parts Co.	2,417,714
15,300	Guess?, Inc.	486,234
123,800	Home Depot, Inc.	9,738,108
47,200	Kohl’s Corp.	2,426,552
7,300	Rent-A-Center, Inc.	267,034
51,985	Ross Stores, Inc.	3,342,636
80,560	Sears Holdings Corp. *	3,933,745
154,900	Staples, Inc.	2,323,500
171,817	TJX Cos., Inc. (The)	8,695,658

	Total Retailing	48,886,664

	Semiconductors & Semiconductor Equipment — 0.6%
423,800	Intel Corp.	10,289,864

	Software & Services — 17.3%
185,100	Accenture Plc – Class A	15,198,561
52,800	Amdocs Ltd.	1,884,960
100,900	Automatic Data Processing, Inc.	6,933,848
19,200	Booz Allen Hamilton Holding Corp.	334,848
41,500	Citrix Systems, Inc. *	2,670,525
45,700	Cognizant Technology Solutions Corp. – Class A *	2,954,505
64,720	Google, Inc. – Class A *	56,332,935
260,370	International Business Machines Corp.	54,162,168
66,200	Intuit, Inc.	3,868,728
2,468,757	Microsoft Corp.	86,110,244
1,397,615	Oracle Corp.	47,183,482

U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Software & Services — continued
79,500	Paychex, Inc.	2,959,785
1	Symantec Corp. *	22

	Total Software & Services	280,594,611

	Technology Hardware & Equipment — 5.6%
29,380	Apple, Inc.	13,211,598
1,000,180	Cisco Systems, Inc.	24,084,334
378,006	Dell, Inc.	5,046,380
214,000	EMC Corp. *	5,298,640
34,000	Harris Corp.	1,704,420
725,463	Hewlett-Packard Co.	17,715,807
13,400	Lexmark International, Inc.	408,834
336,200	Qualcomm, Inc.	21,341,976
46,100	Western Digital Corp.	2,919,052

	Total Technology Hardware & Equipment	91,731,041

	Telecommunication Services — 1.1%
269,900	AT&T, Inc.	9,443,801
49,500	NII Holdings, Inc. *	381,645
13,100	Telephone & Data Systems, Inc.	304,575
2,500	United States Cellular Corp. *	99,250
147,600	Verizon Communications, Inc.	7,155,648

	Total Telecommunication Services	17,384,919

	Transportation — 0.1%
39,500	CH Robinson Worldwide, Inc.	2,239,255

	Utilities — 0.6%
61,700	American Electric Power Co., Inc.	2,827,094
30,900	Entergy Corp.	2,128,392
94,100	Exelon Corp.	2,949,094
72,100	Public Service Enterprise Group, Inc.	2,382,184

	Total Utilities	10,286,764

	TOTAL COMMON STOCKS (COST $1,301,328,644)	1,584,456,793

	MUTUAL FUNDS — 0.8%

	Affiliated Issuers — 0.8%
496,041	GMO U.S. Treasury Fund	12,406,000

	TOTAL MUTUAL FUNDS (COST $12,406,000)	12,406,000

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.6%

	Money Market Funds — 1.6%
25,778,096	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	25,778,096

	TOTAL SHORT-TERM INVESTMENTS (COST $25,778,096)	25,778,096

	TOTAL INVESTMENTS — 99.8% (Cost $1,339,512,740)	1,622,640,889
	Other Assets and Liabilities (net) — 0.2%	3,704,954

	TOTAL NET ASSETS — 100.0%	$1,626,345,843

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

U.S. Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.7%

	Capital Goods — 1.4%
918,100	3M Co.	101,238,887
58,900	Danaher Corp.	3,641,198

	Total Capital Goods	104,880,085

	Consumer Durables & Apparel — 0.8%
990,400	Nike, Inc. – Class B	61,068,064

	Consumer Services — 2.3%
1,693,800	McDonald’s Corp.	163,570,266
162,700	Yum! Brands, Inc.	11,022,925

	Total Consumer Services	174,593,191

	Energy — 7.3%
6,472,483	BP Plc	46,260,146
2,557,600	Chevron Corp.	313,945,400
1,256,400	Exxon Mobil Corp.	113,666,508
1,146,773	Royal Dutch Shell Plc – A Shares	38,165,594
905,939	Total SA	45,281,850

	Total Energy	557,319,498

	Food & Staples Retailing — 4.8%
269,800	Costco Wholesale Corp.	29,588,966
477,100	CVS Caremark Corp.	27,471,418
1,037,800	Sysco Corp.	35,077,640
444,000	Walgreen Co.	21,205,440
3,352,800	Wal–Mart Stores, Inc.	250,923,552
115,957	Woolworths Ltd.	3,645,945

	Total Food & Staples Retailing	367,912,961

	Food, Beverage & Tobacco — 14.3%
9,456,300	Coca-Cola Co. (The)	378,157,437
322,200	General Mills, Inc.	15,169,176
44,500	Kellogg Co.	2,761,225
2,151,600	Lorillard, Inc.	91,313,904
663,083	Nestle SA (Registered)	43,925,659
3,128,600	PepsiCo, Inc.	252,697,022
3,411,400	Philip Morris International, Inc.	310,130,374

	Total Food, Beverage & Tobacco	1,094,154,797

	Health Care Equipment & Services — 10.2%
3,569,300	Abbott Laboratories	130,886,231
151,900	AmerisourceBergen Corp.	8,214,752
290,500	Baxter International, Inc.	20,430,865
219,200	Becton, Dickinson and Co.	21,617,504
171,400	Cardinal Health, Inc.	8,048,944
4,039,100	Express Scripts Holding Co. *	250,908,892
513,100	Laboratory Corp. of America Holdings *	51,048,319
95,800	McKesson Corp.	10,907,788

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
1,957,100	Medtronic, Inc.	99,831,671
500,700	Quest Diagnostics, Inc.	30,963,288
210,300	Stryker Corp.	13,961,817
1,029,900	UnitedHealth Group, Inc.	64,502,637
885,700	Zimmer Holdings, Inc.	69,536,307

	Total Health Care Equipment & Services	780,859,015

	Household & Personal Products — 6.5%
299,500	Church & Dwight Co., Inc.	18,212,595
28,900	Clorox Co.	2,401,012
2,875,100	Colgate-Palmolive Co.	166,295,784
202,200	Kimberly-Clark Corp.	19,579,026
3,822,200	Procter & Gamble Co. (The)	293,392,072

	Total Household & Personal Products	499,880,489

	Pharmaceuticals, Biotechnology & Life Sciences — 16.3%
95,900	Allergan, Inc.	9,541,091
428,300	Amgen, Inc.	43,056,999
275,377	AstraZeneca Plc	14,089,444
1,414,400	Bristol–Myers Squibb Co.	65,076,544
927,300	Eli Lilly & Co.	49,295,268
539,800	Gilead Sciences, Inc. *	29,408,304
3,160,076	GlaxoSmithKline Plc	81,761,188
4,830,100	Johnson & Johnson	406,597,818
1,816,000	Merck & Co., Inc.	84,807,200
589,337	Novartis AG (Registered)	42,215,384
12,255,700	Pfizer, Inc.	333,722,711
187,936	Roche Holding AG	46,596,173
387,382	Sanofi	41,305,829

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,247,473,953

	Retailing — 2.2%
39,700	Bed Bath & Beyond, Inc. *	2,709,525
41,500	Home Depot, Inc.	3,264,390
2,138,200	Target Corp.	148,604,900
329,800	TJX Cos., Inc. (The)	16,691,178

	Total Retailing	171,269,993

	Software & Services — 21.5%
475,100	Google, Inc. – Class A *	413,531,791
1,403,100	International Business Machines Corp.	291,872,862
141,100	Intuit, Inc.	8,245,884
146,992	Mastercard, Inc. – Class A	83,822,188
11,927,500	Microsoft Corp.	416,031,200
10,904,500	Oracle Corp.	368,135,920
105,900	Paychex, Inc.	3,942,657
362,000	Visa, Inc. – Class A	64,486,680

	Total Software & Services	1,650,069,182

U.S. Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Technology Hardware & Equipment — 10.1%
346,800	Apple, Inc.	155,949,024
13,295,400	Cisco Systems, Inc.	320,153,232
1,217,400	EMC Corp. *	30,142,824
8,397,700	Hewlett-Packard Co.	205,071,834
1,024,900	Qualcomm, Inc.	65,060,652

	Total Technology Hardware & Equipment	776,377,566

	TOTAL COMMON STOCKS (COST $6,614,779,035)	7,485,858,794

	MUTUAL FUNDS — 0.5%

	Affiliated Issuers — 0.5%
1,598,961	GMO U.S. Treasury Fund	39,990,000

	TOTAL MUTUAL FUNDS (COST $39,990,000)	39,990,000

	SHORT-TERM INVESTMENTS — 1.4%

	Money Market Funds — 1.4%
109,716,336	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	109,716,336

	TOTAL SHORT-TERM INVESTMENTS (COST $109,716,336)	109,716,336

	TOTAL INVESTMENTS — 99.6% (Cost $6,764,485,371)	7,635,565,130
	Other Assets and Liabilities (net) — 0.4%	28,697,684

	TOTAL NET ASSETS — 100.0%	$7,664,262,814

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

Country Summary*	% of Investments
United States	94.6%
United Kingdom	2.4
Switzerland	1.8
France	1.2
Australia	0.0 ^

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

^	Rounds to 0.0%.

U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%

	Capital Goods — 4.0%
300	3M Co.	33,081
51	BE Aerospace, Inc. *	3,235
50	Colfax Corp. *	2,495
73	Danaher Corp.	4,513
80	TransDigm Group, Inc.	11,688
339	United Technologies Corp.	32,171
102	WABCO Holdings, Inc. *	7,693

	Total Capital Goods	94,876

	Commercial & Professional Services — 0.2%
53	IHS, Inc. – Class A *	5,572

	Consumer Durables & Apparel — 2.5%
47	Carter’s, Inc.	3,387
193	Michael Kors Holdings Ltd. *	12,124
276	Nike, Inc. – Class B	17,018
4	NVR, Inc. *	3,933
128	Ralph Lauren Corp.	22,412

	Total Consumer Durables & Apparel	58,874

	Consumer Services — 3.1%
185	H&R Block, Inc.	5,415
138	Las Vegas Sands Corp.	7,990
451	McDonald’s Corp.	43,553
140	Starbucks Corp.	8,830
123	Wyndham Worldwide Corp.	7,149

	Total Consumer Services	72,937

	Diversified Financials — 0.3%
83	McGraw-Hill Cos., Inc. (The)	4,528
52	Moody’s Corp.	3,455

	Total Diversified Financials	7,983

	Energy — 1.3%
151	Kinder Morgan Inc.	5,735
65	Oceaneering International, Inc.	4,711
90	Range Resources Corp.	6,766
84	Schlumberger Ltd.	6,135
213	Williams Cos., Inc.	7,493

	Total Energy	30,840

	Food & Staples Retailing — 5.0%
167	Costco Wholesale Corp.	18,315
239	CVS Caremark Corp.	13,762
130	Kroger Co. (The)	4,377
444	Sysco Corp.	15,007
767	Wal–Mart Stores, Inc.	57,402
226	Whole Foods Market, Inc.	11,720

Shares	Description	Value ($)
	Food & Staples Retailing — continued
	Total Food & Staples Retailing	120,583

	Food, Beverage & Tobacco — 16.0%
622	Altria Group, Inc.	22,454
181	Brown-Forman Corp. – Class B	12,456
197	Campbell Soup Co.	8,434
1,639	Coca-Cola Co. (The)	65,544
171	Dr Pepper Snapple Group, Inc.	7,863
169	Flowers Foods, Inc.	5,640
356	General Mills, Inc.	16,760
194	Hershey Co. (The)	17,287
185	HJ Heinz Co.	13,387
281	Hormel Foods Corp.	11,189
199	Kellogg Co.	12,348
60	Kraft Foods Group, Inc.	3,308
423	Lorillard, Inc.	17,952
201	McCormick & Co., Inc. (Non Voting)	13,885
170	Mead Johnson Nutrition Co.	13,782
246	Monster Beverage Corp. *	13,429
643	PepsiCo, Inc.	51,935
689	Philip Morris International, Inc.	62,637
263	Reynolds American, Inc.	12,653

	Total Food, Beverage & Tobacco	382,943

	Health Care Equipment & Services — 2.9%
606	Abbott Laboratories	22,222
55	DaVita, Inc. *	6,824
345	Express Scripts Holding Co. *	21,431
66	HCA Holdings, Inc.	2,578
15	Intuitive Surgical, Inc. *	7,463
159	Medtronic, Inc.	8,111

	Total Health Care Equipment & Services	68,629

	Household & Personal Products — 6.3%
237	Church & Dwight Co., Inc.	14,412
161	Clorox Co.	13,376
468	Colgate-Palmolive Co.	27,069
331	Estee Lauder Cos., Inc. (The) – Class A	22,435
305	Herbalife Ltd.	14,234
183	Kimberly-Clark Corp.	17,720
153	Nu Skin Enterprises, Inc. – Class A	8,997
422	Procter & Gamble Co. (The)	32,393

	Total Household & Personal Products	150,636

	Materials — 1.5%
64	Eastman Chemical Co.	4,590
163	Monsanto Co.	16,405
10	Sherwin-Williams Co. (The)	1,885
165	W.R. Grace & Co. *	13,944

	Total Materials	36,824

U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Media — 2.7%
95	Charter Communications, Inc. – Class A *	10,632
82	Comcast Corp. – Class A	3,182
357	Liberty Global, Inc. – Class C *	24,522
282	News Corp. – Class A	9,055
1,172	Sirius XM Radio, Inc.	4,079
152	Virgin Media, Inc.	7,548
107	Walt Disney Co. (The)	6,749

	Total Media	65,767

	Pharmaceuticals, Biotechnology & Life Sciences — 7.5%
42	Alexion Pharmaceuticals, Inc. *	4,097
267	Amgen, Inc.	26,841
53	Biogen Idec, Inc. *	12,587
56	BioMarin Pharmaceutical, Inc. *	3,511
627	Bristol–Myers Squibb Co.	28,848
21	Celgene Corp. *	2,597
364	Eli Lilly & Co.	19,350
537	Gilead Sciences, Inc. *	29,256
581	Johnson & Johnson	48,909
47	Medivation, Inc. *	2,282

	Total Pharmaceuticals, Biotechnology & Life Sciences	178,278

	Real Estate — 0.2%
32	American Tower Corp. REIT	2,491
53	Realogy Holdings Corp. *	2,737

	Total Real Estate	5,228

	Retailing — 7.4%
69	Amazon.com, Inc. *	18,563
7	AutoZone, Inc. *	2,862
287	Dollar General Corp. *	15,154
262	Dollar Tree, Inc. *	12,586
126	Family Dollar Stores, Inc.	7,705
201	Gap Inc. (The)	8,151
1,591	Groupon, Inc. *	12,219
405	Home Depot, Inc.	31,857
42	Nordstrom, Inc.	2,470
25	O’Reilly Automotive, Inc. *	2,723
56	Priceline.com, Inc. *	45,020
146	Sally Beauty Holdings, Inc. *	4,469
114	TripAdvisor, Inc. *	7,352
49	Ulta Salon Cosmetics & Fragrance, Inc. *	4,447

	Total Retailing	175,578

	Semiconductors & Semiconductor Equipment — 1.5%
158	Avago Technologies Ltd.	5,958
1,027	Intel Corp.	24,936

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — continued
162	Skyworks Solutions, Inc. *	3,865

	Total Semiconductors & Semiconductor Equipment	34,759

	Software & Services — 23.7%
195	Accenture Plc – Class A	16,011
123	Citrix Systems, Inc. *	7,915
179	Cognizant Technology Solutions Corp. – Class A *	11,572
484	eBay, Inc. *	26,184
73	Equinix, Inc. *	14,793
238	Facebook, Inc. *	5,795
135	FleetCor Technologies, Inc. *	11,756
131	Google, Inc. – Class A *	114,024
391	International Business Machines Corp.	81,336
68	Mastercard, Inc. – Class A	38,777
2,712	Microsoft Corp.	94,595
1,751	Oracle Corp.	59,114
296	Pandora Media, Inc. *	5,038
54	Teradata Corp. *	3,010
302	Verisign, Inc. *	14,206
326	Visa, Inc. – Class A	58,074
73	Workday, Inc. – Class A *	4,689

	Total Software & Services	566,889

	Technology Hardware & Equipment — 10.5%
318	Apple, Inc.	142,998
1,052	EMC Corp. *	26,048
37	F5 Networks, Inc. *	3,079
71	Motorola Solutions, Inc.	4,115
127	NetApp, Inc. *	4,766
1,105	Qualcomm, Inc.	70,145

	Total Technology Hardware & Equipment	251,151

	Telecommunication Services — 1.7%
140	Crown Castle International Corp. *	9,975
622	Verizon Communications, Inc.	30,155

	Total Telecommunication Services	40,130

	Transportation — 0.5%
177	Delta Air Lines, Inc. *	3,188
36	JB Hunt Transport Services, Inc.	2,652
93	United Continental Holdings, Inc. *	3,019
33	United Parcel Service, Inc. – Class B	2,834

	Total Transportation	11,693

	TOTAL COMMON STOCKS (COST $1,935,666)	2,360,170

U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 1.7%

	Affiliated Issuers — 1.7%
1,599	GMO U.S. Treasury Fund	39,989

	TOTAL MUTUAL FUNDS (COST $39,981)	39,989

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.8%
18,893	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	18,893

	Total Money Market Funds (COST $18,893)	18,893

	TOTAL SHORT-TERM INVESTMENTS (COST $18,893)	18,893

	TOTAL INVESTMENTS — 101.3% (Cost $1,994,540)	2,419,052
	Other Assets and Liabilities (net) — (1.3%)	(31,542)

	TOTAL NET ASSETS — 100.0%	$2,387,510

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%

	Automobiles & Components — 1.1%
400	Delphi Automotive Plc	19,524
2,698	General Motors Co. *	91,435
100	Lear Corp.	5,998
200	TRW Automotive Holdings Corp. *	12,670

	Total Automobiles & Components	129,627

	Banks — 2.2%
1,001	Fifth Third Bancorp	18,218
1,200	KeyCorp.	12,936
500	PNC Financial Services Group, Inc.	35,820
894	SunTrust Banks, Inc.	28,688
3,970	Wells Fargo & Co.	160,984

	Total Banks	256,646

	Capital Goods — 2.7%
783	3M Co.	86,341
300	Danaher Corp.	18,546
300	Eaton Corp. Plc	19,818
527	General Dynamics Corp.	40,632
327	Ingersoll-Rand Plc	18,812
185	L-3 Communications Holdings, Inc.	15,742
330	Lockheed Martin Corp.	34,924
500	Northrop Grumman Corp.	41,195
638	Raytheon Co.	42,516

	Total Capital Goods	318,526

	Commercial & Professional Services — 0.1%
200	Avery Dennison Corp.	8,700
100	Manpowergroup, Inc.	5,727

	Total Commercial & Professional Services	14,427

	Consumer Durables & Apparel — 0.8%
300	Hasbro, Inc.	13,344
258	Jarden Corp. *	12,018
792	Nike, Inc. – Class B	48,835
174	Whirlpool Corp.	22,230

	Total Consumer Durables & Apparel	96,427

	Consumer Services — 0.9%
400	H&R Block, Inc.	11,708
874	McDonald’s Corp.	84,402
300	Royal Caribbean Cruises Ltd.	10,503

	Total Consumer Services	106,613

	Diversified Financials — 10.6%
451	Ameriprise Financial, Inc.	36,765
22,744	Bank of America Corp.	310,683
2,173	Bank of New York Mellon Corp. (The)	65,320
2,805	Citigroup, Inc.	145,832

Shares	Description	Value ($)
	Diversified Financials — continued
662	Goldman Sachs Group, Inc. (The)	107,297
8,815	JPMorgan Chase & Co.	481,211
1,913	Morgan Stanley	49,547
613	SLM Corp.	14,553
500	State Street Corp.	33,090

	Total Diversified Financials	1,244,298

	Energy — 7.1%
2,375	Chevron Corp.	291,531
1,451	ConocoPhillips	89,004
1,962	Exxon Mobil Corp.	177,502
300	Hess Corp.	20,223
507	HollyFrontier Corp.	25,097
770	Marathon Petroleum Corp.	63,525
245	Murphy Oil Corp.	15,514
1,200	Phillips 66	79,884
300	Tesoro Corp.	18,495
1,400	Valero Energy Corp.	56,882

	Total Energy	837,657

	Food & Staples Retailing — 5.2%
1,099	CVS Caremark Corp.	63,280
1,155	Kroger Co. (The)	38,889
449	Safeway, Inc.	10,331
662	Sysco Corp.	22,376
2,059	Walgreen Co.	98,338
4,980	Wal–Mart Stores, Inc.	372,703

	Total Food & Staples Retailing	605,917

	Food, Beverage & Tobacco — 6.0%
540	Archer-Daniels-Midland Co.	17,404
100	Brown-Forman Corp. – Class B	6,882
260	Bunge Ltd.	18,096
300	Campbell Soup Co.	12,843
500	Coca-Cola Enterprises, Inc.	18,580
3,866	Coca-Cola Co. (The)	154,601
200	Constellation Brands, Inc. – Class A *	10,602
300	Dr Pepper Snapple Group, Inc.	13,794
554	General Mills, Inc.	26,082
185	Hershey Co. (The)	16,486
300	Kellogg Co.	18,615
441	Lorillard, Inc.	18,716
2,575	PepsiCo, Inc.	207,983
1,425	Philip Morris International, Inc.	129,547
519	Reynolds American, Inc.	24,969
400	Tyson Foods, Inc. – Class A	10,000

	Total Food, Beverage & Tobacco	705,200

	Health Care Equipment & Services — 9.3%
2,807	Abbott Laboratories	102,933
558	Aetna, Inc.	33,692

U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
600	AmerisourceBergen Corp.	32,448
1,341	Baxter International, Inc.	94,312
415	Becton, Dickinson and Co.	40,927
2,842	Boston Scientific Corp. *	26,260
300	Cardinal Health, Inc.	14,088
200	Cigna Corp.	13,580
200	Community Health Systems, Inc.	9,634
1,100	Covidien Plc	69,960
100	CR Bard, Inc.	10,309
581	Express Scripts Holding Co. *	36,092
762	HCA Holdings, Inc.	29,764
200	Humana, Inc.	16,156
100	Laboratory Corp. of America Holdings *	9,949
482	McKesson Corp.	54,880
3,193	Medtronic, Inc.	162,875
265	Quest Diagnostics, Inc.	16,388
848	Stryker Corp.	56,299
800	St Jude Medical, Inc.	34,584
2,197	UnitedHealth Group, Inc.	137,598
571	WellPoint, Inc.	43,950
517	Zimmer Holdings, Inc.	40,590

	Total Health Care Equipment & Services	1,087,268

	Household & Personal Products — 3.6%
500	Avon Products, Inc.	11,785
157	Clorox Co.	13,044
824	Colgate-Palmolive Co.	47,660
93	Energizer Holdings, Inc.	8,901
274	Estee Lauder Cos., Inc. (The) – Class A	18,572
654	Kimberly-Clark Corp.	63,327
3,303	Procter & Gamble Co. (The)	253,538

	Total Household & Personal Products	416,827

	Insurance — 4.0%
691	AFLAC, Inc.	38,482
862	Allstate Corp. (The)	41,583
1,504	American International Group, Inc. *	66,868
145	Axis Capital Holdings Ltd.	6,316
810	Genworth Financial, Inc. – Class A *	8,756
1,100	Hartford Financial Services Group, Inc. (The)	33,693
100	HCC Insurance Holdings, Inc.	4,285
659	Lincoln National Corp.	23,500
1,726	MetLife, Inc.	76,306
100	PartnerRe Ltd.	9,065
400	Principal Financial Group, Inc.	15,140
628	Prudential Financial, Inc.	43,313
200	Torchmark Corp.	12,902
937	Travelers Cos., Inc. (The)	78,446
300	Unum Group	8,544

	Total Insurance	467,199

Shares	Description	Value ($)
	Materials — 0.9%
109	CF Industries Holdings Inc.	20,815
500	Huntsman Corp.	9,725
700	LyondellBasell Industries NV – Class A	46,655
156	PPG Industries, Inc.	23,963
102	Reliance Steel & Aluminum Co.	6,708

	Total Materials	107,866

	Media — 2.4%
500	Cablevision Systems Corp. – Class A	7,560
600	Gannett Co., Inc.	12,900
400	Thomson Reuters Corp.	13,360
300	Time Warner Cable, Inc.	28,653
2,265	Time Warner, Inc.	132,208
960	Viacom, Inc. – Class B	63,254
400	Virgin Media, Inc.	19,864

	Total Media	277,799

	Pharmaceuticals, Biotechnology & Life Sciences — 19.2%
252	Allergan, Inc.	25,072
2,138	Amgen, Inc.	214,933
1,907	Bristol–Myers Squibb Co.	87,741
3,762	Eli Lilly & Co.	199,988
644	Forest Laboratories, Inc. *	25,599
2,934	Gilead Sciences, Inc. *	159,844
5,878	Johnson & Johnson	494,810
300	Life Technologies Corp. *	22,230
9,288	Merck & Co., Inc.	433,750
700	Mylan, Inc. *	21,336
18,277	Pfizer, Inc.	497,683
841	Thermo Fisher Scientific, Inc.	74,260

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,257,246

	Real Estate — 0.3%
600	American Capital Agency Corp. REIT	15,480
1,000	Annaly Capital Management, Inc. REIT	13,580
1,900	Chimera Investment Corp. REIT	5,795

	Total Real Estate	34,855

	Retailing — 1.9%
100	AutoNation, Inc. *	4,633
400	Best Buy Co., Inc.	11,020
144	CST Brands, Inc. *	4,376
100	Dillard’s, Inc. – Class A	9,227
300	GameStop Corp. – Class A	9,948
444	Gap Inc. (The)	18,004
153	Genuine Parts Co.	11,894
302	Kohl’s Corp.	15,526
1,352	Lowe’s Cos., Inc.	56,933

U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
143	Sears Holdings Corp. *	6,983
788	Staples, Inc.	11,820
485	Target Corp.	33,708
453	TJX Cos., Inc. (The)	22,926

	Total Retailing	216,998

	Semiconductors & Semiconductor Equipment — 0.8%
800	Applied Materials, Inc.	12,160
200	First Solar, Inc. *	10,876
2,871	Intel Corp.	69,708

	Total Semiconductors & Semiconductor Equipment	92,744

	Software & Services — 14.5%
1,327	Accenture Plc – Class A	108,960
1,000	Activision Blizzard, Inc.	14,430
400	Amdocs Ltd.	14,280
300	Automatic Data Processing, Inc.	20,616
369	BMC Software, Inc. *	16,714
664	CA, Inc.	18,134
300	Computer Sciences Corp.	13,383
503	Fidelity National Information Services, Inc.	22,585
260	Google, Inc. – Class A *	226,306
1,496	International Business Machines Corp.	311,198
254	Intuit, Inc.	14,844
15,109	Microsoft Corp.	527,002
9,865	Oracle Corp.	333,042
551	SAIC, Inc.	7,989
1,800	Symantec Corp. *	40,302
800	Western Union Co.	13,104

	Total Software & Services	1,702,889

	Technology Hardware & Equipment — 3.4%
5,681	Cisco Systems, Inc.	136,799
1,573	Corning, Inc.	24,177
1,900	Dell, Inc.	25,365
269	Harris Corp.	13,485
2,402	Hewlett-Packard Co.	58,657
1,300	Qualcomm, Inc.	82,524
543	Seagate Technology Plc	23,392
300	Western Digital Corp.	18,996
1,600	Xerox Corp.	14,064

	Total Technology Hardware & Equipment	397,459

	Telecommunication Services — 1.5%
3,298	AT&T, Inc.	115,397
600	Centurylink, Inc.	20,490
2,000	Frontier Communications Corp.	8,280
4,748	Sprint Nextel Corp. *	34,660

	Total Telecommunication Services	178,827

Shares	Description	Value ($)
	Transportation — 0.2%
1,000	Delta Air Lines, Inc. *	18,010

	TOTAL COMMON STOCKS (COST $9,179,023)	11,571,325

	MUTUAL FUNDS — 0.8%

	Affiliated Issuers — 0.8%
3,680	GMO U.S. Treasury Fund	92,028

	TOTAL MUTUAL FUNDS (COST $92,006)	92,028

	RIGHTS/WARRANTS — 0.0%

	Insurance — 0.0%
160	American International Group, Inc., Warrants, Strike 45.00 *	2,944

	TOTAL RIGHTS/WARRANTS (COST $2,717)	2,944

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%
58,447	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	58,447

	TOTAL SHORT-TERM INVESTMENTS (COST $58,447)	58,447

	TOTAL INVESTMENTS — 100.0% (Cost $9,332,193)	11,724,744
	Other Assets and Liabilities (net) — 0.0%	3,628

	TOTAL NET ASSETS — 100.0%	$11,728,372

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.6%

	Automobiles & Components — 2.0%
542	American Axle & Manufacturing Holdings, Inc. *	9,642
658	Cooper Tire & Rubber Co.	17,003
648	Dana Holding Corp.	12,260
942	Goodyear Tire & Rubber Co. (The) *	14,262
735	Lear Corp.	44,085
66	Standard Motor Products, Inc.	2,231
247	Tenneco, Inc. *	10,957
664	Thor Industries, Inc.	28,359
800	TRW Automotive Holdings Corp. *	50,680

	Total Automobiles & Components	189,479

	Banks — 5.7%
612	Associated Banc Corp.	9,431
1,316	Astoria Financial Corp.	12,976
600	Banco Latinoamericano de Comercio Exterior SA	13,758
725	Bancorpsouth, Inc.	12,441
236	Bank of Hawaii Corp.	11,890
111	BankUnited, Inc.	2,728
30	BofI Holding, Inc. *	1,405
260	BOK Financial Corp.	16,926
393	Comerica, Inc.	15,520
163	Commerce Bancshares, Inc.	7,094
332	Community Bank System, Inc.	9,748
810	CVB Financial Corp.	9,291
60	First Citizens BancShares, Inc. – Class A	11,836
633	First Horizon National Corp.	7,267
179	First Interstate Bancsystem, Inc.	3,542
2,098	First Niagara Financial Group, Inc.	20,497
725	FirstMerit Corp.	13,681
508	Flagstar Bancorp, Inc. *	7,117
400	Flushing Financial Corp.	6,252
699	FNB Corp.	8,039
1,131	Fulton Financial Corp.	12,995
5,845	Hudson City Bancorp, Inc.	49,682
3,943	Huntington Bancshares, Inc.	30,558
964	International Bancshares Corp.	20,996
321	National Penn Bancshares, Inc.	3,171
1,249	New York Community Bancorp, Inc.	16,337
76	OFG Bancorp	1,351
800	Old National Bancorp	10,688
745	People’s United Financial, Inc.	10,251
920	Popular, Inc. *	27,600
185	Prosperity Bancshares, Inc.	9,267
510	Provident Financial Services, Inc.	7,762
300	Republic Bancorp, Inc. – Class A	7,143
854	Susquehanna Bancshares, Inc.	10,257
1,162	TCF Financial Corp.	16,733
484	Trustmark Corp.	12,337
288	UMB Financial Corp.	15,290

Shares	Description	Value ($)
	Banks — continued
251	United Bankshares, Inc.	6,529
863	Valley National Bancorp	8,043
754	Washington Federal, Inc.	13,187
523	Webster Financial Corp.	12,212
300	WesBanco, Inc.	7,515
949	Zions Bancorporation	26,619

	Total Banks	537,962

	Capital Goods — 7.8%
272	A.O. Smith Corp.	10,662
393	AAR Corp.	7,884
317	Actuant Corp. – Class A	10,778
1,048	Aecom Technology Corp. *	32,268
332	AGCO Corp.	18,416
900	Aircastle Ltd.	14,238
446	Alliant Techsystems, Inc.	35,020
280	Applied Industrial Technologies, Inc.	13,460
146	AZZ, Inc.	6,056
200	Barnes Group, Inc.	6,044
264	Beacon Roofing Supply, Inc. *	10,882
307	Belden, Inc.	16,409
350	Brady Corp. – Class A	11,389
621	Briggs & Stratton Corp.	14,531
354	Crane Co.	21,152
309	Curtiss-Wright Corp.	11,235
501	EMCOR Group, Inc.	19,915
447	EnerSys *	22,274
140	Esterline Technologies Corp. *	10,275
2,476	Exelis, Inc.	30,083
174	Gardner Denver, Inc.	13,137
142	GATX Corp.	7,090
523	General Cable Corp. *	18,493
413	Harsco Corp.	9,656
556	Huntington Ingalls Industries, Inc.	30,702
110	Idex Corp.	6,056
869	ITT Corp.	26,200
51	Kaman Corp.	1,730
215	Kennametal, Inc.	9,318
287	Lennox International, Inc.	18,365
1,035	Manitowoc Co, Inc. (The)	21,745
494	MasTec, Inc. *	15,709
498	Meritor, Inc. *	3,606
255	Moog, Inc. – Class A *	12,768
282	MRC Global, Inc. *	8,006
586	Navistar International Corp. *	21,020
56	Nortek, Inc. *	3,956
211	Orbital Sciences Corp. *	3,836
1,026	Oshkosh Corp. *	40,855
151	Regal-Beloit Corp.	10,194
303	Snap-On, Inc.	27,600
701	Terex Corp. *	25,145

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
318	Timken Co. (The)	18,050
148	Trinity Industries, Inc.	6,058
610	Tutor Perini Corp. *	11,297
478	URS Corp.	23,154
225	Watts Water Technologies, Inc. – Class A	10,710
181	WESCO International, Inc. *	13,441

	Total Capital Goods	740,868

	Commercial & Professional Services — 4.7%
653	ABM Industries, Inc.	15,789
1,128	Avery Dennison Corp.	49,068
300	Brink’s Co. (The)	8,049
329	Cintas Corp.	15,020
773	Deluxe Corp.	28,910
254	Dun & Bradstreet Corp.	24,927
439	Equifax, Inc.	26,735
337	FTI Consulting, Inc. *	12,803
210	G&K Services, Inc. – Class A	10,145
162	Herman Miller, Inc.	4,554
400	HNI Corp.	14,708
128	Insperity, Inc.	3,860
395	KAR Auction Services, Inc.	9,263
510	Kelly Services, Inc. – Class A	9,032
100	Knoll, Inc.	1,566
951	Manpowergroup, Inc.	54,464
242	Mine Safety Appliances Co.	12,081
2,300	Pitney Bowes, Inc.	33,764
562	Quad Graphics, Inc.	13,095
1,585	RR Donnelley & Sons Co.	21,033
2,039	Steelcase, Inc. – Class A	28,220
227	Towers Watson & Co. – Class A	17,633
62	UniFirst Corp.	5,884
607	United Stationers, Inc.	20,948

	Total Commercial & Professional Services	441,551

	Consumer Durables & Apparel — 3.7%
600	American Greetings Corp. – Class A	11,040
206	Columbia Sportswear Co.	12,405
111	Deckers Outdoor Corp. *	5,959
310	G-III Apparel Group Ltd. *	13,054
626	Hanesbrands, Inc.	31,212
1,364	Hasbro, Inc.	60,671
333	Helen of Troy Ltd. *	13,210
694	Iconix Brand Group, Inc. *	20,883
1,327	Jarden Corp. *	61,812
1,309	Jones Group, Inc. (The)	19,072
444	Leggett & Platt, Inc.	14,208
157	NACCO Industries, Inc. – Class A	8,795
190	PVH Corp.	21,886
1,213	Quiksilver, Inc. *	9,546
399	Skechers U.S.A., Inc. *	8,978

Shares	Description	Value ($)
	Consumer Durables & Apparel — continued
187	Tempur-Pedic International, Inc. *	7,906
405	Tupperware Brands Corp.	32,797

	Total Consumer Durables & Apparel	353,434

	Consumer Services — 3.1%
500	Ameristar Casinos, Inc.	13,100
805	Apollo Group, Inc. – Class A *	16,092
136	Bally Technologies, Inc. *	7,745
244	Bob Evans Farms, Inc.	11,263
1,069	Boyd Gaming Corp. *	13,929
800	Bridgepoint Education, Inc. *	10,248
345	Brinker International, Inc.	13,527
1,005	Caesars Entertainment Corp. *	14,563
30	CEC Entertainment, Inc.	1,202
199	Coinstar, Inc. *	11,590
308	Cracker Barrel Old Country Store, Inc.	27,554
814	DeVry, Inc.	25,421
162	DineEquity, Inc.	11,727
528	Hillenbrand, Inc.	12,598
780	International Game Technology	13,946
34	International Speedway Corp. – Class A	1,178
200	Jack in the Box, Inc. *	7,298
311	Marriott Vacations Worldwide Corp. *	13,762
200	Matthews International Corp. – Class A	7,670
64	Red Robin Gourmet Burgers, Inc. *	3,361
718	Regis Corp.	13,218
415	Ruby Tuesday, Inc. *	3,839
1,080	Service Corp. International	19,418
600	Speedway Motorsports, Inc.	10,902
127	Stewart Enterprises, Inc. – Class A	1,651
1,601	Wendy’s Co. (The)	9,526

	Total Consumer Services	296,328

	Diversified Financials — 3.5%
2,727	American Capital Ltd. *	36,351
1,604	Apollo Investment Corp.	13,297
544	Ares Capital Corp.	9,335
1,191	BGC Partners, Inc. – Class A	6,563
276	Cash America International, Inc.	13,168
90	Credit Acceptance Corp. *	10,247
146	DFC Global Corp. *	2,175
346	Eaton Vance Corp.	14,363
239	Encore Capital Group, Inc. *	8,525
248	EZCORP, Inc. – Class A *	4,744
510	Federated Investors, Inc. – Class B	14,112
621	Interactive Brokers Group, Inc. – Class A	9,793
1,747	Janus Capital Group, Inc.	15,321
586	Knight Capital Group, Inc. – Class A *	2,127
1,519	NASDAQ OMX Group, Inc. (The)	47,788
735	Nelnet, Inc. – Class A	28,709
931	PHH Corp. *	18,769

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Diversified Financials — continued
205	Piper Jaffray Cos., Inc. *	7,321
30	Portfolio Recovery Associates, Inc. *	4,568
389	SEI Investments Co.	11,907
380	Solar Capital Ltd.	8,740
210	Stifel Financial Corp. *	7,558
493	Waddell and Reed Financial, Inc. – Class A	22,698
127	World Acceptance Corp. *	11,730

	Total Diversified Financials	329,909

	Energy — 5.7%
848	Alon USA Energy, Inc.	15,527
1,443	Alpha Natural Resources, Inc. *	9,639
1,156	Arch Coal, Inc.	5,965
202	Basic Energy Services, Inc. *	2,697
204	Bristow Group, Inc.	12,821
461	C&J Energy Services, Inc. *	8,575
214	Cloud Peak Energy, Inc. *	4,109
611	CVR Energy, Inc.	38,377
948	Delek US Holdings, Inc.	34,156
597	Exterran Holdings, Inc. *	17,265
410	Helix Energy Solutions Group, Inc. *	9,783
2,513	HollyFrontier Corp.	124,394
1,227	Nabors Industries Ltd.	19,644
267	Newpark Resources, Inc. *	2,977
433	Patterson-UTI Energy, Inc.	9,097
819	RPC, Inc.	10,311
153	SEACOR Holdings, Inc.	11,749
749	Ship Finance International Ltd.	12,718
374	Superior Energy Services, Inc. *	9,978
1,749	Tesoro Corp.	107,826
1,397	Western Refining, Inc.	46,618
559	World Fuel Services Corp.	22,768

	Total Energy	536,994

	Food & Staples Retailing — 1.5%
200	Andersons, Inc. (The)	10,188
181	Harris Teeter Supermarkets, Inc.	8,507
410	Ingles Markets, Inc. – Class A	9,028
7,071	Rite Aid Corp. *	20,789
2,338	Safeway, Inc.	53,797
3,122	Supervalu, Inc.	20,168
200	Village Super Market, Inc.	7,480
362	Weis Markets, Inc.	14,810

	Total Food & Staples Retailing	144,767

	Food, Beverage & Tobacco — 3.0%
154	Chiquita Brands International, Inc. *	1,555
124	Coca-Cola Bottling Co.	7,414
1,243	Constellation Brands, Inc. – Class A *	65,892
1,842	Dean Foods Co. *	19,323
1,588	Dole Food Co., Inc. *	15,038

Shares	Description	Value ($)
	Food, Beverage & Tobaccso — continued
768	Fresh Del Monte Produce, Inc.	20,559
468	Ingredion, Inc.	31,880
1,100	Pilgrim’s Pride Corp. *	13,156
248	Post Holdings, Inc. *	10,463
9	Seaboard Corp.	24,798
1,040	Smithfield Foods, Inc. *	34,258
405	Universal Corp.	23,745
471	WhiteWave Foods Co. – Class A *	8,206
670	WhiteWave Foods Co. – Class B *	11,084

	Total Food, Beverage & Tobacco	287,371

	Health Care Equipment & Services — 5.8%
756	Alere, Inc. *	19,338
335	Allscripts Healthcare Solutions, Inc. *	4,640
181	AMN Healthcare Services, Inc. *	2,424
192	Chemed Corp.	13,444
1,274	Community Health Systems, Inc.	61,369
400	Conmed Corp.	13,172
100	Greatbatch, Inc. *	3,221
2,017	Health Management Associates, Inc. – Class A *	27,814
564	Health Net, Inc. *	17,975
75	Healthways, Inc. *	1,009
576	Hill-Rom Holdings, Inc.	20,811
354	Integra LifeSciences Holdings Corp. *	13,413
310	Invacare Corp.	4,805
710	Kindred Healthcare, Inc. *	9,585
300	LHC Group, Inc. *	6,597
572	LifePoint Hospitals, Inc. *	28,445
317	Magellan Health Services, Inc. *	17,276
419	MedAssets, Inc. *	6,872
254	Molina Healthcare, Inc. *	9,601
850	Omnicare, Inc.	39,125
818	Owens & Minor, Inc.	27,959
283	Patterson Cos., Inc.	11,060
400	PharMerica Corp. *	6,244
547	ResMed, Inc.	26,256
1,238	Select Medical Holdings Corp.	9,780
543	STERIS Corp.	24,620
150	Team Health Holdings, Inc. *	5,860
228	Teleflex, Inc.	17,859
508	Tenet Healthcare Corp. *	24,064
400	Triple-S Management Corp. – Class B *	8,468
592	Universal Health Services, Inc. – Class B	40,931
328	Vanguard Health Systems, Inc. *	4,369
192	WellCare Health Plans, Inc. *	10,011
143	West Pharmaceutical Services, Inc.	9,803

	Total Health Care Equipment & Services	548,220

	Household & Personal Products — 1.8%
1,000	Central Garden & Pet Co. – Class A *	7,590
662	Energizer Holdings, Inc.	63,360

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Household & Personal Products — continued
1,128	Harbinger Group, Inc. *	9,723
379	Herbalife Ltd.	17,688
61	Inter Parfums, Inc.	1,829
208	Nu Skin Enterprises, Inc. – Class A	12,230
600	Revlon, Inc. – Class A *	11,940
450	Spectrum Brands Holdings, Inc.	27,131
235	USANA Health Sciences, Inc. *	16,471

	Total Household & Personal Products	167,962

	Insurance — 12.1%
383	Allied World Assurance Co Holdings Ltd.	34,244
980	American Equity Investment Life Holding Co.	15,876
641	American Financial Group, Inc.	31,127
300	American National Insurance Co.	29,964
385	AmTrust Financial Services, Inc.	12,717
432	Arch Capital Group Ltd. *	22,123
220	Argo Group International Holdings Ltd.	8,714
659	Aspen Insurance Holdings Ltd.	24,212
716	Assurant, Inc.	35,614
1,519	Assured Guaranty Ltd.	34,360
1,128	Axis Capital Holdings Ltd.	49,136
3,876	CNO Financial Group, Inc.	47,830
467	Endurance Specialty Holdings Ltd.	23,504
77	Enstar Group Ltd. *	9,723
412	Everest Re Group Ltd.	53,399
200	FBL Financial Group, Inc. – Class A	8,218
1,063	Fidelity National Financial, Inc. – Class A	27,967
1,284	First American Financial Corp.	30,662
4,796	Genworth Financial, Inc. – Class A *	51,845
487	Hanover Insurance Group, Inc. (The)	24,462
1,031	HCC Insurance Holdings, Inc.	44,178
700	Horace Mann Educators Corp.	17,010
200	Kansas City Life Insurance Co.	7,576
671	Kemper Corp.	22,908
1,021	Maiden Holdings Ltd.	10,904
943	MBIA, Inc. *	13,438
177	Mercury General Corp.	7,926
407	Montpelier Re Holdings Ltd.	10,171
400	National Financial Partners Corp. *	10,084
578	PartnerRe Ltd.	52,396
294	Platinum Underwriters Holdings Ltd.	16,787
897	Primerica, Inc.	31,592
230	ProAssurance Corp.	11,546
1,109	Protective Life Corp.	42,896
782	Reinsurance Group of America, Inc.	51,526
172	RenaissanceRe Holdings Ltd.	14,785
548	Selective Insurance Group, Inc.	13,004
695	StanCorp Financial Group, Inc.	31,574
299	Stewart Information Services Corp.	8,279
2,136	Symetra Financial Corp.	29,819
1,120	Torchmark Corp.	72,251

Shares	Description	Value ($)
	Insurance — continued
566	Tower Group International Ltd.	10,941
839	Validus Holdings Ltd.	30,296

	Total Insurance	1,137,584

	Materials — 5.1%
510	A Schulman, Inc.	14,739
100	AEP Industries, Inc. *	8,348
189	Axiall Corp.	8,155
469	Bemis Co., Inc.	18,361
1,021	Boise, Inc.	8,229
179	Cabot Corp.	7,328
55	Clearwater Paper Corp. *	2,631
1,333	Commercial Metals Co.	20,555
223	Domtar Corp.	16,161
491	Ferro Corp. *	3,368
1,256	Graphic Packaging Holding Co. *	9,659
162	Greif, Inc. – Class A	8,440
267	HB Fuller Co.	11,099
2,799	Huntsman Corp.	54,441
36	Innospec, Inc.	1,477
105	International Flavors & Fragrances, Inc.	8,431
75	KapStone Paper and Packaging Corp.	2,176
36	Koppers Holdings, Inc.	1,482
373	Kronos Worldwide, Inc.	6,307
148	Minerals Technologies, Inc.	6,305
301	Olin Corp.	7,504
355	OM Group, Inc. *	10,416
546	Owens-Illinois, Inc. *	14,988
260	Packaging Corp. of America	12,740
310	PH Glatfelter Co.	7,666
861	PolyOne Corp.	22,119
501	Reliance Steel & Aluminum Co.	32,951
245	Resolute Forest Products, Inc. *	3,729
289	Rock-Tenn Co. – Class A	28,547
443	RPM International, Inc.	14,677
235	Schnitzer Steel Industries, Inc. – Class A	5,805
84	Schweitzer-Mauduit International, Inc.	4,037
2,013	Sealed Air Corp.	48,352
352	Valspar Corp.	25,228
809	Worthington Industries, Inc.	27,813

	Total Materials	484,264

	Media — 3.5%
1,277	Belo Corp. – Class A	14,328
1,923	Cablevision Systems Corp. – Class A	29,076
3,098	Gannett Co., Inc.	66,607
226	John Wiley and Sons, Inc. – Class A	8,972
530	LIN TV Corp. – Class A *	6,429
322	Lions Gate Entertainment Corp. *	9,274
1,116	Live Nation Entertainment, Inc. *	15,189
583	Meredith Corp.	23,891

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Media — continued
1,740	New York Times Co. (The) – Class A *	18,392
1,036	Regal Entertainment Group – Class A	18,337
610	Scholastic Corp.	18,446
1,120	Sinclair Broadcast Group, Inc.	30,274
585	Starz – Class A *	13,502
703	Valassis Communications, Inc.	18,271
76	Washington Post Co. (The) – Class B	35,509

	Total Media	326,497

	Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
77	Bio-Rad Laboratories, Inc. *	8,753
532	Charles River Laboratories International, Inc. *	23,041
170	Covance, Inc. *	12,679
873	Endo Health Solutions, Inc. *	31,690
370	Hospira, Inc. *	12,832
402	Myriad Genetics, Inc. *	12,904
2,433	PDL BioPharma, Inc.	20,072
1,040	PerkinElmer, Inc.	32,573
677	QIAGEN NV *	12,646
360	United Therapeutics Corp. *	23,929
2,161	Warner Chilcott Plc. – Class A	41,491

	Total Pharmaceuticals, Biotechnology & Life Sciences	232,610

	Real Estate — 3.9%
187	AG Mortgage Investment Trust, Inc. REIT	4,280
762	American Capital Mortgage Investment Corp. REIT	16,055
1,684	Anworth Mortgage Asset Corp. REIT	9,481
396	Apollo Residential Mortgage, Inc. REIT	7,548
2,563	ARMOUR Residential, Inc. REIT	13,225
550	Ashford Hospitality Trust, Inc. REIT	7,266
810	Brandywine Realty Trust REIT	11,470
850	Capstead Mortgage Corp. REIT	10,438
12,083	Chimera Investment Corp. REIT	36,853
211	Colony Financial, Inc. REIT	4,674
976	CommonWealth REIT	19,949
440	Corrections Corp. of America REIT	15,466
568	Geo Group, Inc. (The) REIT	19,778
459	Hatteras Financial Corp. REIT	11,851
751	Hospitality Properties Trust REIT	21,914
1,598	Invesco Mortgage Capital, Inc. REIT	29,803
706	iStar Financial, Inc. REIT *	8,408
1,992	MFA Financial, Inc. REIT	17,490
2,391	New Residential Investment Corp. REIT *	16,354
2,391	Newcastle Investment Corp. REIT	12,099
1,606	NorthStar Realty Finance Corp. REIT	13,539
431	Pennsylvania Real Estate Investment Trust REIT	8,573
596	Pennymac Mortgage Investment Trust REIT	12,903
258	RAIT Financial Trust REIT	1,979
519	Redwood Trust, Inc. REIT	9,944
2,410	Two Harbors Investment Corp. REIT	26,582

	Total Real Estate	367,922

Shares	Description	Value ($)
	Retailing — 7.0%
900	Aaron’s, Inc.	25,281
199	Abercrombie & Fitch Co. – Class A	9,966
230	Advance Auto Parts, Inc.	18,750
508	Aeropostale, Inc. *	7,422
665	American Eagle Outfitters, Inc.	13,160
530	ANN, Inc. *	16,260
480	Asbury Automotive Group, Inc. *	19,776
510	Ascena Retail Group, Inc. *	10,368
470	AutoNation, Inc. *	21,775
710	Barnes & Noble, Inc. *	15,975
301	Big 5 Sporting Goods Corp.	6,023
329	Big Lots, Inc. *	11,203
900	Brown Shoe Co., Inc.	18,720
360	Cato Corp. (The) – Class A	8,964
547	Chico’s FAS, Inc.	9,879
140	Childrens Place Retail Stores, Inc. (The) *	7,466
264	Conn’s, Inc. *	12,997
200	Core-Mark Holding Co., Inc.	11,838
492	Dillard’s, Inc. – Class A	45,397
284	Express, Inc. *	6,191
121	Finish Line, Inc. (The) – Class A	2,548
1,601	GameStop Corp. – Class A	53,089
155	Genesco, Inc. *	10,475
346	Group 1 Automotive, Inc.	21,988
562	Guess?, Inc.	17,860
79	hhgregg, Inc. *	1,232
447	HSN, Inc.	25,430
362	Lithia Motors, Inc. – Class A	18,857
460	Men’s Wearhouse, Inc. (The)	16,652
2,886	Office Depot, Inc. *	12,727
1,628	OfficeMax, Inc.	21,213
1,471	Penske Auto Group, Inc.	47,234
673	Rent-A-Center, Inc.	24,618
588	Sears Holdings Corp. *	28,712
169	Signet Jewelers Ltd.	11,578
975	Sonic Automotive, Inc.	22,201
510	Stage Stores, Inc.	11,735
229	Williams-Sonoma, Inc.	12,357

	Total Retailing	657,917

	Semiconductors & Semiconductor Equipment — 1.6%
2,352	Amkor Technology, Inc. *	10,678
500	Fairchild Semiconductor International, Inc. *	7,255
1,222	First Solar, Inc. *	66,452
960	GT Advanced Technologies, Inc. *	4,272
1,554	Marvell Technology Group Ltd.	16,845
188	Microsemi Corp. *	4,123
975	PMC-Sierra, Inc. *	5,860
599	Spansion, Inc. *	8,206
1,910	SunEdison, Inc. *	15,414

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — continued
780	SunPower Corp. *	15,054

	Total Semiconductors & Semiconductor Equipment	154,159

	Software & Services — 6.4%
493	Acxiom Corp. *	10,841
1,778	Amdocs Ltd.	63,475
872	AOL, Inc.	30,224
369	AVG Technologies NV *	6,727
1,627	Booz Allen Hamilton Holding Corp.	28,375
367	Broadridge Financial Solutions, Inc.	9,960
286	CACI International, Inc. – Class A *	18,344
1,575	Compuware Corp. *	17,687
1,580	Convergys Corp.	28,709
507	CoreLogic, Inc. *	13,283
510	CSG Systems International, Inc. *	11,031
357	DST Systems, Inc.	24,340
1,921	EarthLink, Inc.	11,392
850	Electronic Arts, Inc. *	19,541
100	ePlus, Inc.	4,973
300	Euronet Worldwide, Inc. *	9,150
238	Fair Isaac Corp.	11,681
275	Global Payments, Inc.	13,189
423	j2 Global, Inc.	17,296
1,038	Lender Processing Services, Inc.	34,347
400	Mantech International Corp. – Class A	10,836
126	MAXIMUS, Inc.	9,403
1,139	Mentor Graphics Corp.	21,630
242	NeuStar, Inc. – Class A *	11,727
372	Rovi Corp. *	9,598
3,892	SAIC, Inc.	56,434
72	Solera Holdings, Inc.	3,943
521	Sykes Enterprises, Inc. *	8,237
667	Synopsys, Inc. *	24,312
400	TeleTech Holdings, Inc. *	8,996
568	Total System Services, Inc.	13,354
607	Unisys Corp. *	12,535
1,200	United Online, Inc.	8,172
355	Valueclick, Inc. *	9,351
168	VistaPrint NV *	7,720
92	Websense, Inc. *	2,286

	Total Software & Services	603,099

	Technology Hardware & Equipment — 5.3%
415	Anixter International, Inc. *	31,843
1,207	Arris Group, Inc. *	18,262
1,159	Arrow Electronics, Inc. *	46,082
1,069	Avnet, Inc. *	36,517
1,110	AVX Corp.	13,298
500	Benchmark Electronics, Inc. *	9,750
4,652	Brocade Communications Systems, Inc. *	25,260

Shares	Description	Value ($)
	Technology Hardware & Equipment — continued
376	Diebold, Inc.	12,111
370	Dolby Laboratories, Inc. – Class A	12,950
321	Electronics for Imaging, Inc. *	8,953
508	FLIR Systems, Inc.	12,375
1,462	Harris Corp.	73,290
1,497	Ingram Micro, Inc. – Class A *	28,608
900	Insight Enterprises, Inc. *	17,325
245	Itron, Inc. *	10,290
633	Jabil Circuit, Inc.	12,698
723	Lexmark International, Inc.	22,059
346	NCR Corp. *	11,556
400	PC Connection, Inc.	6,716
1,320	Sanmina Corp. *	17,925
580	SYNNEX Corp. *	23,519
458	Tech Data Corp. *	22,955
1,504	Vishay Intertechnology, Inc. *	21,898
102	Zebra Technologies Corp. *	4,657

	Total Technology Hardware & Equipment	500,897

	Telecommunication Services — 1.3%
12,213	Frontier Communications Corp.	50,562
1,323	NII Holdings, Inc. *	10,200
1,121	T-Mobile US, Inc. *	24,023
928	Telephone & Data Systems, Inc.	21,576
754	Vonage Holdings Corp. *	2,066
1,373	Windstream Corp.	11,025

	Total Telecommunication Services	119,452

	Transportation — 1.5%
147	Alaska Air Group, Inc. *	8,353
52	Amerco	8,965
896	Avis Budget Group, Inc. *	29,711
135	Copa Holdings SA – Class A	17,728
1,257	JetBlue Airways Corp. *	7,806
165	Macquarie Infrastructure Co. LLC	8,989
525	Republic Airways Holdings, Inc. *	5,633
197	Ryder System, Inc.	12,419
721	Skywest, Inc.	10,116
1,410	US Airways Group, Inc. *	24,774
510	UTi Worldwide, Inc.	8,073

	Total Transportation	142,567

	Utilities — 1.1%
63	American States Water Co.	3,347
210	Avista Corp.	5,609
1,358	NRG Energy, Inc.	34,656
400	PNM Resources, Inc.	8,968
410	Portland General Electric Co.	12,480
876	UGI Corp.	33,455

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Utilities — continued
113	UNS Energy Corp.	5,298

	Total Utilities	103,813

	TOTAL COMMON STOCKS (COST $7,683,458)	9,405,626

	MUTUAL FUNDS — 0.6%

	Affiliated Issuers — 0.6%
2,285	GMO U.S. Treasury Fund	57,150

	TOTAL MUTUAL FUNDS (COST $57,150)	57,150

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
13,484	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	13,484

	TOTAL SHORT-TERM INVESTMENTS (COST $13,484)	13,484

	TOTAL INVESTMENTS — 100.3% (Cost $7,754,092)	9,476,260
	Other Assets and Liabilities (net) — (0.3%)	(32,394)

	TOTAL NET ASSETS — 100.0%	$9,443,866

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

As of May 31, 2013, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Quality Fund	11,268,824,503	2,712,140,596	(71,095,538)	2,641,045,058
Real Estate Fund	9,312,614	3,039,630	(125,311)	2,914,319
U.S. Core Equity Fund	1,372,869,018	260,728,450	(10,956,579)	249,771,871
U.S. Flexible Equities Fund	6,155,316,501	1,550,514,783	(70,266,154)	1,480,248,629
U.S. Growth Fund	2,001,901	439,496	(22,345)	417,151
U.S. Intrinsic Value Fund	9,389,802	2,392,963	(58,021)	2,334,942
U.S. Small/Mid Cap Fund	7,799,559	1,774,604	(97,903)	1,676,701

Investments	in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended May 31, 2013 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Quality Fund
GMO U.S. Treasury Fund	$129,198,867	$198,733,000	$304,444,000	$31,879	$—	$23,557,194

Real Estate Fund
GMO U.S. Treasury Fund	$—	$146,000	$84,000	$12	$—	$62,000

U.S. Core Equity Fund
GMO U.S. Treasury Fund	$23,294,000	$14,109,000	$24,997,000	$2,133	$—	$12,406,000

U.S. Flexible Equities Fund
GMO U.S. Treasury Fund	$58,187,959	$39,990,000	$58,187,959	$7,169	$—	$39,990,000

U.S. Growth Fund
GMO U.S. Treasury Fund	$40,973	$19,000	$20,000	$10	$—	$39,989

U.S. Intrinsic Value Fund
GMO U.S. Treasury Fund	$83,995	$36,000	$28,000	$23	$—	$92,028

U.S. Small/Mid Cap Fund
GMO U.S. Treasury Fund	$14,998	$124,000	$81,848	$15	$—	$57,150

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2013 through May 31, 2013. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2014.

Basis of Presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted by the relevant clearing house. If an updated closing price for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2013, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of May 31, 2013. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.
As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2013 is as follows:

Securities

Fund Name	Fair valued using inputs obtained from an independent pricing service
Quality Fund	15.1%
Real Estate Fund	—
U.S. Core Equity Fund	—
U.S. Flexible Equities Fund	5.3%
U.S. Growth Fund	—
U.S. Intrinsic Value Fund	—
U.S. Small/Mid Cap Fund	—

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At May 31,

2013, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to the additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain cleared derivatives and OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2013:

Valuation Inputs as of May 31, 2013

Description	Level 1	Level 2	Level 3	Total
Quality Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$12,207,692	$—	$12,207,692
Belgium	—	51,308,987	—	51,308,987
Denmark	—	25,105,014	—	25,105,014
France	—	221,912,759	—	221,912,759
Germany	—	74,122,064	—	74,122,064
Japan	—	361,818,678	—	361,818,678
Netherlands	—	150,302,460	—	150,302,460
Switzerland	—	463,695,905	—	463,695,905
United Kingdom	—	736,071,105	—	736,071,105
United States	11,702,284,895	—	—	11,702,284,895

TOTAL COMMON STOCKS	11,702,284,895	2,096,544,664	—	13,798,829,559

Mutual Funds	23,557,194	—	—	23,557,194
Short-Term Investments	87,482,808	—	—	87,482,808

Total Investments	11,813,324,897	2,096,544,664	—	13,909,869,561

Total	$11,813,324,897	$2,096,544,664	$—	$13,909,869,561

Real Estate Fund
Asset Valuation Inputs
Common Stocks (Real Estate Investment Trusts)	$12,105,922	$—	$—	$12,105,922
Mutual Funds	62,000	—	—	62,000
Short-Term Investments	59,011	—	—	59,011

Total Investments	12,226,933	—	—	12,226,933

Total	$12,226,933	$—	$—	$12,226,933

U.S. Core Equity Fund
Asset Valuation Inputs
Common Stocks	$1,584,456,793	$—	$—	$1,584,456,793
Mutual Funds	12,406,000	—	—	12,406,000
Short-Term Investments	25,778,096	—	—	25,778,096

Total Investments	1,622,640,889	—	—	1,622,640,889

Total	$1,622,640,889	$—	$—	$1,622,640,889

Description	Level 1	Level 2	Level 3	Total
U.S. Flexible Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,645,945	$—	$3,645,945
France	—	86,587,679	—	86,587,679
Switzerland	—	132,737,216	—	132,737,216
United Kingdom	—	180,276,372	—	180,276,372
United States	7,082,611,582	—	—	7,082,611,582

TOTAL COMMON STOCKS	7,082,611,582	403,247,212	—	7,485,858,794

Mutual Funds	39,990,000	—	—	39,990,000
Short-Term Investments	109,716,336	—	—	109,716,336

Total Investments	7,232,317,918	403,247,212	—	7,635,565,130

Total	$7,232,317,918	$403,247,212	$—	$7,635,565,130

U.S. Growth Fund
Asset Valuation Inputs
Common Stocks	$2,360,170	$—	$—	$2,360,170
Mutual Funds	39,989	—	—	39,989
Short-Term Investments	18,893	—	—	18,893

Total Investments	2,419,052	—	—	2,419,052

Total	$2,419,052	$—	$—	$2,419,052

U.S. Intrinsic Value Fund
Asset Valuation Inputs
Common Stocks	$11,571,325	$—	$—	$11,571,325
Mutual Funds	92,028	—	—	92,028
Rights/warrants	2,944	—	—	2,944
Short-Term Investments	58,447	—	—	58,447

Total Investments	11,724,744	—	—	11,724,744

Total	$11,724,744	$—	$—	$11,724,744

U.S. Small/Mid Cap Fund
Asset Valuation Inputs
Common Stocks	$9,405,626	$—	$—	$9,405,626
Mutual Funds	57,150	—	—	57,150
Short-Term Investments	13,484	—	—	13,484

Total Investments	9,476,260	—	—	9,476,260

Total	$9,476,260	$—	$—	$9,476,260

All of the Funds’ common stocks except for Quality Fund and U.S. Flexible Equities Fund held at period end are classified as Level 1. The classifications for Quality Fund and U.S. Flexible Equities Fund are shown in the tables above. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended May 31, 2013, there were no material transfers between Level 1 and Level 2.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small/Mid Cap Fund
Market Risk – Equities Risk	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments		X
Market Risk – Asset-Backed Securities		X
Credit Risk		X
Liquidity Risk		X					X
Smaller Company Risk		X	X		X	X	X
Derivatives Risk	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X			X
Currency Risk	X			X
Focused Investment Risk	X	X	X	X	X	X	X
Real Estate Risk		X
Leveraging Risk	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X
Fund of Funds Risk				X
Non-Diversified Funds	X	X		X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities Risk — Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility and the market prices of equities can decline in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and, as a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price at which it sells will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. The market price of a Fund’s inflation-indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream the Manager expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of principal of fixed income securities guaranteed by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued by emerging countries.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by a change in their yield relative to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives involve the risk that the changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, will be required to be cleared. The Funds will hold cleared derivatives transactions through clearing members, who are futures commission merchants who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund in respect of taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. Dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. Dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. Dollars, in which case the Manager may decide to purchase U.S. Dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) or in securities from issuers with high positive correlations to one another (such as GMO U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• REAL ESTATE RISK. Because Real Estate Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended (the “1940 Act”).

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest cost based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in such markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities market likely will be significantly disrupted. Substantial government interventions (e.g., currency controls), also could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent that a Fund has focused its investments in the stock index of particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable income to shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and Exchange-Traded Funds (“ETFs”) (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some of their underlying Funds (e.g., many of the Fixed Income Funds) invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Funds that invest in shares of other GMO Funds also are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act:

•	Quality Fund
•	Real Estate Fund
•	U.S. Flexible Equities Fund
•	U.S. Growth Fund
•	U.S. Intrinsic Value Fund

Temporary Defensive Positions.

The Funds (other than Quality Fund) normally do not take temporary defensive positions. Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as substitutes for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. Quality Fund and U.S. Flexible Equities Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements, and options) to gain exposure to a given currency.

The Funds also may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). Quality Fund and U.S. Flexible Equities Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and in the case of Quality Fund and U.S. Flexible Equities Fund, currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, Quality Fund and U.S. Flexible Equities Fund also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets. (i.e., they may be leveraged).

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2013, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	U.S. Intrinsic Value Fund
Rights and/or warrants
Received as a result of corporate actions	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Funds’ forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The values assigned to swap agreements may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Fund (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments as of May 31, 2013:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
U.S. Intrinsic Value Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$2,944	$—	$—	$—	$2,944

The risks referenced in the table above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

The derivative financial instruments outstanding as of period end, if any, (as disclosed in the Funds’ Schedule of Investments) serve as an indicator of the volume of derivative activity for the Funds during the period.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 86.4%

	U.S. Government — 86.4%
110,000,000	U.S. Treasury Note, 0.50%, due 11/15/13	110,197,670
66,200,000	U.S. Treasury Note, 1.25%, due 08/31/15	67,529,164

	Total U.S. Government	177,726,834

	TOTAL DEBT OBLIGATIONS (COST $177,636,234)	177,726,834

	MUTUAL FUNDS — 13.2%

	United States — 13.2%
	Affiliated Issuers
1,087,899	GMO U.S. Treasury Fund	27,208,354

	TOTAL MUTUAL FUNDS (COST $27,203,300)	27,208,354

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
505,727	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	505,727

	TOTAL SHORT-TERM INVESTMENTS (COST $505,727)	505,727

	TOTAL INVESTMENTS — 99.9% (Cost $205,345,261)	205,440,915
	Other Assets and Liabilities (net) — 0.1%	187,340

	TOTAL NET ASSETS — 100.0%	$205,628,255

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 66.7%

		Albania — 3.8%
		Foreign Government Obligations
USD	14,281,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	9,425,610

		Australia — 0.1%
		Asset-Backed Securities
USD	120,734	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.34%, due 04/19/38	118,186
USD	175,728	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.36%, due 05/10/36	174,860

		Total Australia	293,046

		United Kingdom — 0.2%
		Asset-Backed Securities
USD	372,169	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .20%, 0.48%, due 01/13/39	362,380
USD	20,535	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.28%, due 12/20/54	20,166

		Total United Kingdom	382,546

		United States — 62.6%

		Asset-Backed Securities — 1.6%
USD	284,697	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.59%, due 05/25/37 ¿	14,235
USD	950,486	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 07/25/36 ¿	411,085
USD	93,114	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.30%, due 09/25/36 ¿	36,780
USD	794,931	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 06/25/36 ¿	281,828
USD	107,573	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.58%, due 01/25/36	88,210
USD	300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.53%, due 01/25/24	292,500
USD	110,996	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.63%, due 06/28/19	108,776
USD	496,271	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.35%, due 04/25/36 ¿	382,129
USD	360,772	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.39%, due 05/25/36 ¿	190,025
USD	92,984	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.35%, due 08/25/36 ¿	36,728

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	588,008	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.44%, due 11/15/33	540,968
USD	800,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	801,520
USD	129,619	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.34%, due 03/25/36 ¿	97,214
USD	628,280	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 06/25/36 ¿	358,120
USD	481,916	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.42%, due 02/25/37 ¿	227,705
USD	32,084	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.48%, due 12/25/32	27,272
USD	45,834	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.38%, due 11/25/35	43,950
USD	17,009	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.77%, due 11/25/35	16,860

			3,955,905

		Corporate Debt — 2.0%
USD	1,000,000	Bank of America Corp., 3.30%, due 01/11/23	975,090
USD	1,000,000	Citigroup, Inc., 3.38%, due 03/01/23	992,730
USD	1,000,000	General Electric Capital Corp., 3.10%, due 01/09/23	971,700
USD	1,000,000	Goldman Sachs Group, Inc. (The), 3.63%, due 01/22/23	992,900
USD	1,000,000	JPMorgan Chase & Co., 3.20%, due 01/25/23	979,690

			4,912,110

		U.S. Government — 46.3%
USD	10,000,000	U.S. Treasury Bond, 3.13%, due 02/15/43	9,712,500
USD	18,586,620	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (b)	18,871,219
USD	20,000,000	U.S. Treasury Note, 0.75%, due 02/28/18	19,787,500
USD	30,000,000	U.S. Treasury Note, 2.50%, due 03/31/15 (c)	31,207,020
USD	35,000,000	U.S. Treasury Note, 1.63%, due 11/15/22 (c)	33,662,895

			113,241,134

		U.S. Government Agency — 12.7%
USD	30,000,000	Federal National Mortgage Assoc.,TBA, 3.50%, due 01/01/42	31,096,875

		Total United States	153,206,024

		TOTAL DEBT OBLIGATIONS (COST $161,267,394)	163,307,226

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares/Principal Amount		Description	Value ($)

		MUTUAL FUNDS — 46.8%

		United States
		Affiliated Issuers
	1,014,307	GMO Emerging Country Debt Fund, Class IV	10,437,220
	7,417,054	GMO Short-Duration Collateral Fund	28,555,658
	887,608	GMO U.S. Treasury Fund	22,199,082
	2,030,456	GMO World Opportunity Overlay Fund	53,360,390

		TOTAL MUTUAL FUNDS (COST $106,150,350)	114,552,350

		OPTIONS PURCHASED — 0.3%
		Currency Options
AUD	9,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.99, (OTC) (CP-BCLY)	437,400
JPY	850,000,000	USD Call/JPY Put, Expires 02/12/14, Strike 104.00, (OTC) (CP-BCLY)	212,756

		TOTAL OPTIONS PURCHASED (COST $353,561)	650,156

		SHORT-TERM INVESTMENTS — 0.8%

		Money Market Funds — 0.1%
	227,298	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (d)	227,298

		U.S. Government — 0.7%
	1,785,000	U.S. Treasury Bill, 0.06%, due 10/17/13 (c) (e)	1,784,595

		TOTAL SHORT-TERM INVESTMENTS (COST $2,011,090)	2,011,893

		TOTAL INVESTMENTS — 114.6% (Cost $269,782,395)	280,521,625
		Other Assets and Liabilities (net) — (14.6%)	(35,758,248)

		TOTAL NET ASSETS — 100.0%	$244,763,377

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/18/2013	CITI	AUD	19,200,000	USD	19,457,888	$1,101,098
06/18/2013	DB	AUD	4,700,000	USD	4,793,012	299,422
06/25/2013	CITI	CAD	5,600,000	USD	5,449,062	50,354
06/25/2013	DB	CAD	2,100,000	USD	2,045,542	21,026
07/23/2013	DB	CHF	14,800,000	USD	15,416,953	(67,850)
07/30/2013	CITI	EUR	13,900,000	USD	17,919,574	(152,666)
07/09/2013	CITI	GBP	1,900,000	USD	2,878,268	(7,906)
07/09/2013	DB	GBP	2,000,000	USD	3,112,960	74,882
06/04/2013	BCLY	JPY	310,000,000	USD	3,292,968	207,009
06/04/2013	CITI	JPY	110,000,000	USD	1,093,477	(1,540)
06/04/2013	DB	JPY	110,000,000	USD	1,167,047	72,029
08/06/2013	CITI	JPY	240,000,000	USD	2,359,868	(29,931)
07/16/2013	CITI	NZD	600,000	USD	492,361	16,833
07/16/2013	DB	NZD	3,000,000	USD	2,460,925	83,285
07/02/2013	BCLY	SEK	17,800,000	USD	2,685,337	(348)
07/02/2013	DB	SEK	9,300,000	USD	1,397,929	(5,266)
06/04/2013	CITI	USD	2,560,704	JPY	260,000,000	27,519
06/04/2013	DB	USD	2,736,703	JPY	270,000,000	(48,933)
06/11/2013	BCLY	USD	6,925,893	NOK	40,100,000	(94,736)
06/11/2013	DB	USD	6,140,224	NOK	35,700,000	(58,621)
06/18/2013	JPM	USD	27,105,532	AUD	25,800,000	(2,438,595)
06/25/2013	CITI	USD	15,065,807	CAD	15,300,000	(315,766)
06/25/2013	DB	USD	5,051,532	CAD	5,100,000	(134,852)
07/02/2013	CITI	USD	2,792,682	SEK	18,200,000	(46,645)
07/09/2013	CITI	USD	4,163,494	GBP	2,700,000	(62,089)
07/16/2013	CITI	USD	15,284,297	NZD	18,300,000	(780,692)
07/23/2013	DB	USD	1,675,568	CHF	1,600,000	(1,535)
07/30/2013	CITI	USD	1,682,001	EUR	1,300,000	8,208

						$(2,286,306)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
217	Canadian Government Bond 10 Yr.	September 2013	$28,404,944	$(291,681)
322	U.S. Treasury Note 10 Yr. (CBT)	September 2013	41,608,437	(80,899)
392	U.S. Treasury Note 5 Yr. (CBT)	September 2013	47,986,313	(80,801)
2	U.S. Treasury Note 2 Yr. (CBT)	September 2013	440,281	(68)

			$118,439,975	$(453,449)

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
35	Euro Bund	June 2013	$6,518,686	$30,465
35	Japanese Government Bond 10 Yr. (TSE)	June 2013	49,331,015	847,801
20	Australian Government Bond 10 Yr.	June 2013	2,344,441	52,551
221	UK Gilt Long Bond	September 2013	38,803,079	7,564
14	U.S. Long Bond (CBT)	September 2013	1,960,437	3,349

			$98,957,658	$941,730

Written Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	JPY	850,000,000	02/12/2014	USD Call/JPY Put, Strike 110.00 (OTC) (CP-BCLY)	$121,751	$(100,582)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
2,000,000	USD	12/20/2013	BCLY	Receive	0.25%	0.51%	SLM Corp.	2,000,000	USD	$(1,980)
40,000,000	USD	12/20/2015	BCLY	(Pay)	1.00%	0.31%	CDX.NA.IG.19	N/A		(782,878)
40,000,000	USD	12/20/2022	BCLY	Receive	1.00%	1.17%	CDX.NA.IG.19	40,000,000	USD	(484,065)

										$(1,268,923)

							Premiums to (Pay) Receive			$1,604,757

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap agreement, (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap agreement, (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of May 31, 2013, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
3,300,000	CHF	9/18/2023	BCLY	Receive	1.20%	6 Month CHF LIBOR	$(21,218)
2,300,000	CHF	9/18/2023	CITI	Receive	1.20%	6 Month CHF LIBOR	(14,788)
2,400,000	CHF	9/18/2023	DB	Receive	1.20%	6 Month CHF LIBOR	(15,431)
65,400,000	SEK	9/18/2023	BCLY	Receive	2.60%	3 Month SEK STIBOR	160,813
42,100,000	SEK	9/18/2020	DB	Receive	1.90%	3 Month SEK STIBOR	(102,060)
33,300,000	SEK	9/18/2020	CITI	Receive	1.90%	3 Month SEK STIBOR	(80,727)

							$(73,411)

						Premiums to (Pay) Receive	$(9,339)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
25,000,000	USD	7/31/2013	BCLY	3 Month LIBOR	Barclays MBS Fixed Rate Index	$(394,917)

					Premiums to (Pay) Receive	$—

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

OTC - Over-the-Counter

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBA - To Be Announced - Delayed Delivery Security

The rates shown on variable rate notes are the current interest rates at May 31, 2013, which are subject to change based on the terms of the security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury bonds.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements and forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

(e)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 45.1%

		Canada — 12.7%
		Foreign Government Obligations
CAD	4,000,000	Government of Canada, 1.50%, due 06/01/23	3,647,938
CAD	5,000,000	Government of Canada, 3.50%, due 06/01/20	5,369,231

		Total Canada	9,017,169

		France — 7.0%
		Foreign Government Obligations
EUR	3,300,000	Government of France, 4.00%, due 10/25/38	4,994,442

		Germany — 3.9%
		Foreign Government Obligations
EUR	1,500,000	Republic of Deutschland, 4.75%, due 07/04/34 (a)	2,758,329

		Italy — 9.7%
		Foreign Government Obligations
EUR	5,100,000	Italy Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	6,916,409

		Netherlands — 1.1%
		Foreign Government Obligations
EUR	500,000	Netherlands Government Bond, 3.75%, due 01/15/42	813,734

		Spain — 3.3%
		Foreign Government Obligations
EUR	1,900,000	Government of Spain, 4.70%, due 07/30/41	2,352,765

		United Kingdom — 1.9%
		Foreign Government Obligations
GBP	700,000	United Kingdom Gilt, 4.75%, due 12/07/30	1,347,555

		United States — 5.5%
		U.S. Government
USD	3,849,300	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (a) (b)	3,908,241

		TOTAL DEBT OBLIGATIONS (COST $29,801,348)	32,108,644

		MUTUAL FUNDS — 53.2%

		United States
		Affiliated Issuers
	300,941	GMO Emerging Country Debt Fund, Class IV	3,096,684
	2,683,050	GMO Short-Duration Collateral Fund	10,329,744
	348,830	GMO U.S. Treasury Fund	8,724,238
	599,715	GMO World Opportunity Overlay Fund	15,760,522

		TOTAL MUTUAL FUNDS (COST $34,607,454)	37,911,188

Principal Amount / Shares		Description	Value ($)
		OPTIONS PURCHASED — 0.3%

		Currency Options
AUD	3,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.99, (OTC) (CP-BCLY)	145,800
JPY	250,000,000	USD Call/JPY Put, Expires 02/12/14, Strike 104.00, (OTC) (CP-BCLY)	62,575

		TOTAL OPTIONS PURCHASED (COST $107,888)	208,375

		SHORT-TERM INVESTMENTS — 1.9%

		Money Market Funds — 0.5%
	356,719	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (c)	356,719

		U.S. Government — 1.4%
	995,000	U.S. Treasury Bill, 0.06%, due 10/17/13 (a) (d)	994,774

		TOTAL SHORT-TERM INVESTMENTS (COST $1,351,045)	1,351,493

		TOTAL INVESTMENTS — 100.5% (Cost $65,867,735)	71,579,700
		Other Assets and Liabilities (net) — (0.5%)	(391,147)

		TOTAL NET ASSETS — 100.0%	$71,188,553

Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/18/2013	CITI	AUD	5,600,000	USD	5,671,975	$317,911
06/18/2013	DB	AUD	1,400,000	USD	1,427,979	89,462
06/25/2013	CITI	CAD	11,300,000	USD	11,011,247	117,427
06/25/2013	DB	CAD	600,000	USD	584,440	6,008
07/23/2013	DB	CHF	4,300,000	USD	4,478,835	(20,128)
07/30/2013	CITI	EUR	18,430,000	USD	23,759,551	(202,419)
07/09/2013	CITI	GBP	600,000	USD	909,174	(2,250)
07/09/2013	DB	GBP	1,500,000	USD	2,334,720	56,162
06/04/2013	BCLY	JPY	90,000,000	USD	956,023	60,099
06/04/2013	CITI	JPY	30,000,000	USD	297,930	(710)
06/04/2013	DB	JPY	30,000,000	USD	318,286	19,644
08/06/2013	CITI	JPY	70,000,000	USD	688,295	(8,730)
07/16/2013	CITI	NZD	200,000	USD	164,120	5,611
07/16/2013	DB	NZD	800,000	USD	656,401	22,364
07/02/2013	BCLY	SEK	5,200,000	USD	784,462	(121)
07/02/2013	DB	SEK	2,700,000	USD	405,850	(1,529)
06/04/2013	CITI	USD	688,098	JPY	70,000,000	8,731
06/04/2013	DB	USD	811,974	JPY	80,000,000	(15,598)
06/11/2013	BCLY	USD	2,020,810	NOK	11,700,000	(27,679)
06/11/2013	DB	USD	1,771,507	NOK	10,300,000	(16,871)
06/18/2013	JPM	USD	7,879,515	AUD	7,500,000	(708,894)
06/25/2013	CITI	USD	4,530,606	CAD	4,600,000	(95,952)
06/25/2013	DB	USD	1,388,619	CAD	1,400,000	(38,943)
07/02/2013	CITI	USD	813,425	SEK	5,300,000	(13,754)
07/09/2013	CITI	USD	1,232,676	GBP	800,000	(17,445)
07/16/2013	CITI	USD	4,426,604	NZD	5,300,000	(226,106)
07/23/2013	DB	USD	523,615	CHF	500,000	(480)
07/30/2013	CITI	USD	517,539	EUR	400,000	2,526

						$(691,664)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
1	Australian Government Bond 10 Yr.	June 2013	$117,222	$361
12	Australian Government Bond 3 Yr.	June 2013	1,262,691	13,011
20	Canadian Government Bond 10 Yr.	September 2013	2,617,967	(26,883)
132	Euro BOBL	June 2013	21,560,204	(5,132)
2	U.K Gilt Long Bond	September 2013	351,159	(432)
78	U.S. Treasury Note 10 Yr. (CBT)	September 2013	10,079,063	(19,597)

			$35,988,306	$(38,672)

Sales
32	Euro Bund	June 2013	$5,959,941	$54,727
26	Euro Dollar 90 Day	September 2013	6,479,525	(2,925)
10	Japanese Government Bond 10 Yr. (TSE)	June 2013	14,094,576	257,270
3	U.S. Long Bond (CBT)	September 2013	420,094	718

			$26,954,136	$309,790

Written Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	JPY	250,000,000	02/12/2014	USD Call/JPY Put, Strike 110.00 (OTC) (CP-BCLY)	$35,809	$(29,583)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread(1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract(2)	Net Unrealized Appreciation/ (Depreciation)
14,000,000	USD	3/20/2014	DB	(Pay)	1.70%	1.12%	Republic of Italy	NA	$(112,870)

Premiums to (Pay) Receive									$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap agreement, (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap agreement, (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of May 31, 2013, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
1,000,000	CHF	9/18/2023	DB	Receive	1.20%	6 Month CHF LIBOR	$(6,430)
800,000	CHF	9/18/2023	BCLY	Receive	1.20%	6 Month CHF LIBOR	(5,144)
500,000	CHF	9/18/2023	CITI	Receive	1.20%	6 Month CHF LIBOR	(3,215)
22,600,000	SEK	9/18/2023	BCLY	Receive	2.60%	3 Month SEK STIBOR	55,571
11,900,000	SEK	9/18/2020	DB	Receive	1.90%	3 Month SEK STIBOR	(28,848)
9,800,000	SEK	9/18/2020	CITI	Receive	1.90%	3 Month SEK STIBOR	(23,757)

							$(11,823)

					Premiums to (Pay) Receive		$ (3,543)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BOBL - Bundesobligationen

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

OTC - Over-the-Counter

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements and forward currency contracts, and/or written options, if any.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 95.0%

	Asset-Backed Securities — 94.9%
	Airlines — 0.1%
1,456,859	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.68%, due 05/15/24	686,545

	Auto Financing — 0.7%
2,500,000	Chesapeake Funding LLC, Series 12-2A, Class D, 144A, 1 mo. LIBOR + 1.85%, 2.05%, due 05/07/24	2,514,750
3,600,000	Chesapeake Funding LLC, Series 12-2A, Class C, 144A, 1 mo. LIBOR + 1.55%, 1.75%, due 05/07/24	3,636,360

	Total Auto Financing	6,151,110

	Auto Floor Plan — 4.0%
5,000,000	Ally Master Owner Trust, Series 12-1, Class D, 144A, 3.12%, due 02/15/17	5,070,250
5,500,000	Ally Master Owner Trust, Series 12-3, Class D, 144A, 1 mo. LIBOR + 2.35%, 2.55%, due 06/15/17	5,638,359
3,375,000	Ford Credit Floorplan Master Owner Trust, Series 10-3, Class C, 144A, 4.99%, due 02/15/17	3,576,454
1,315,000	Ford Credit Floorplan Master Owner Trust, Series 10-5, Class D, 144A, 2.41%, due 09/15/15	1,320,957
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 11-2, Class C, 2.37%, due 09/15/15	1,004,727
2,000,000	Ford Credit Floorplan Master Owner Trust, Series 12-2, Class C, 2.86%, due 01/15/19	2,047,000
5,490,000	Ford Credit Floorplan Master Owner Trust, Series 12-5, Class D, 2.73%, due 09/15/19	5,615,241
7,430,000	Ford Credit Floorplan Master Owner Trust, Series 13-1, Class C, 1.37%, due 01/15/18	7,407,710
4,824,000	Ford Credit Floorplan Master Owner Trust, Series 13-1, Class D, 1.82%, due 01/15/18	4,816,571

	Total Auto Floor Plan	36,497,269

	Auto Rental — 4.8%
3,440,000	Avis Budget Rental Car Funding AESOP LLC, Series 10-5A, Class B, 144A, 5.11%, due 03/20/17	3,754,691
13,375,000	Avis Budget Rental Car Funding AESOP LLC, Series 11-5A, Class B, 144A, 4.72%, due 02/20/18	14,382,305
3,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 12-2A, Class B, 144A, 3.89%, due 05/20/18	3,169,260
10,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 13-1A, Class B, 144A, 2.62%, due 09/20/19	9,962,000
7,500,000	Hertz Vehicle Financing LLC, Series 13-1A, Class B1, 144A, 1.86%, due 08/25/17	7,475,250
5,000,000	Hertz Vehicle Financing LLC, Series 09-2A, Class B2, 144A, 5.93%, due 03/25/16	5,344,531

	Total Auto Rental	44,088,037

Par Value ($)	Description	Value ($)
	Auto Retail — 18.4%
10,160,000	Ally Auto Receivables Trust, Series 12-A, Class D, 144A, 3.15%, due 10/15/18	10,548,112
6,530,000	American Credit Acceptance Receivables Trust, Series 11-1I, Class D, 8.07%, due 07/16/18	6,738,921
12,962,000	AmeriCredit Automobile Receivables Trust, Series 12-3, Class E, 144A, 4.46%, due 11/08/19	13,447,401
3,500,000	AmeriCredit Automobile Receivables Trust, Series 13-1, Class E, 144A, 2.64%, due 07/08/20	3,515,050
11,365,607	California Republic Auto Receivables Trust, Series 12-1, Class A, 144A, 1.18%, due 08/15/17	11,348,490
4,500,000	California Republic Auto Receivables Trust, Series 12-1, Class C, 144A, 3.00%, due 01/15/20	4,524,516
1,151,538	CPS Auto Trust, Series 10-PG5, Class A, 144A, 9.25%, due 01/15/18	1,186,084
808,381	CPS Auto Trust, Series 12-A, Class C, 144A, 6.51%, due 06/17/19	833,085
2,000,000	CPS Auto Trust, Series 12-D, Class D, 144A, 4.82%, due 03/16/20	2,039,900
800,000	CPS Auto Trust, Series 12-D, Class E, 144A, 7.26%, due 03/16/20	813,352
2,300,000	CPS Auto Trust, Series 13-A, Class D, 144A, 4.41%, due 06/15/20	2,330,498
1,200,000	CPS Auto Trust, Series 13-A, Class E, 144A, 6.41%, due 06/15/20	1,205,664
25,000,000	DT Auto Owner Trust, Series 11-3A, Class D, 144A, 5.83%, due 03/15/18	25,917,900
15,000,000	DT Auto Owner Trust, Series 12-2A, Class D, 144A, 4.35%, due 03/15/19	15,525,000
7,000,000	Exeter Automobile Receivables Trust, Series 13-1A, Class D, 144A, 5.05%, due 10/15/19	6,982,500
3,000,000	First Investors Auto Owner Trust, Series 12-2A, Class D, 144A, 3.79%, due 09/16/19	3,131,490
3,000,000	Flagship Credit Auto Trust, Series 12-1, Class C, 144A, 4.93%, due 05/15/18	3,130,200
3,000,000	Santander Consumer Acquired Receivables Trust, Series 11-WO, Class C, 144A, 3.19%, due 10/15/15	3,054,390
5,000,000	Santander Drive Auto Receivables Trust, Series 10-2, Class C, 3.89%, due 07/17/17	5,140,650
5,750,000	Santander Drive Auto Receivables Trust, Series 11-4, Class D, 4.74%, due 09/15/17	6,112,997
5,000,000	Santander Drive Auto Receivables Trust, Series 12-2, Class D, 3.87%, due 02/15/18	5,244,500
25,000,000	Santander Drive Auto Receivables Trust, Series 12-3, Class D, 3.64%, due 05/15/18	26,082,031
6,000,000	Santander Drive Auto Receivables Trust, Series 13-1, Class C, 1.76%, due 01/15/19	5,971,800
5,000,000	United Auto Credit Securitization Trust, Series 13-1, Class E, 144A, 4.40%, due 04/15/19	4,989,063

	Total Auto Retail	169,813,594

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — 7.9%
197,345	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.55%, due 04/25/34	185,504
307,836	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.56%, due 01/25/35	283,209
1,004,015	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.58%, due 01/25/36	823,293
711,389	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.43%, due 07/25/37	561,997
648,981	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 05/28/39	283,929
721,090	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.49%, due 05/28/39	275,817
1,363,992	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 02/28/40	972,526
5,000,000	CIT Equipment Collateral, Series 12-VT1, Class D, 144A, 4.12%, due 10/21/19	5,125,900
221,243	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.49%, due 05/15/32	205,756
542,777	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.44%, due 11/15/33	499,355
10,532,782	GE Business Loan Trust, Series 06-2A, Class A, 144A, 1 mo. LIBOR + .18%, 0.38%, due 11/15/34	8,926,532
17,157,420	GE Business Loan Trust, Series 07-1A, Class A, 144A, 1 mo. LIBOR + .17%, 0.37%, due 04/16/35	15,870,614
17,537,211	GE Business Loan Trust, Series 07-1A, Class D, 144A, 1 mo. LIBOR + 1.00%, 1.20%, due 04/16/35	12,100,676
5,800,000	GE Dealer Floorplan Master Note Trust, Series 12-4, Class B, 1 mo. LIBOR + .70%, 0.90%, due 10/20/17	5,802,763
3,000,000	Great America Leasing Receivables, Series 12-1, Class C, 144A, 3.00%, due 11/15/18	3,141,000
686,650	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.44%, due 02/25/30	600,778
508,130	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.44%, due 09/25/30	444,613
378,042	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.04%, due 10/25/37	375,793
2,500,000	Navistar Financial Corp. Owner Trust, Series 12-A, Class C, 144A, 2.55%, due 01/18/19	2,515,765
5,000,000	Navistar Financial Corp. Owner Trust, Series 12-A, Class D, 144A, 3.29%, due 01/18/19	5,023,860
2,000,000	Navistar Financial Dealer Note Master Trust, Series 11-1, Class C, 144A, 1 mo. LIBOR + 2.50%, 2.69%, due 10/25/16	2,004,600

Par Value ($)	Description	Value ($)
	Business Loans — continued
7,000,000	Navistar Financial Dealer Note Master Trust, Series 13-1, Class D, 144A, 1 mo. LIBOR + 2.25%, 2.44%, due 01/25/18	7,000,000

	Total Business Loans	73,024,280

	CMBS — 0.7%
37,590	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.32%, due 07/15/44	37,590
5,100,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.33%, due 12/15/20	4,947,000
263,723	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .35%, 1.10%, due 03/06/20	263,960
800,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	801,520

	Total CMBS	6,050,070

	CMBS Collateralized Debt Obligations — 0.3%
1,499,437	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.07%, due 11/23/52	1,500
232,082	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.63%, due 06/28/19	227,440
2,935,584	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.52%, due 05/25/46	2,759,449

	Total CMBS Collateralized Debt Obligations	2,988,389

	Corporate Collateralized Debt Obligations — 1.2%
6,202,874	Banc of America Funding Corp., Series 12-R4, Class A, 144A, 1 mo. LIBOR + .26%, 0.46%, due 03/04/39	6,047,802
5,200,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.57%, due 06/20/13	5,200,520
		11,248,322

	Credit Cards — 3.0%
4,750,000	1st Financial Bank USA, Series 10-C, Class D, 144A, 8.35%, due 09/17/18	4,828,672
8,260,000	1st Financial Bank USA, Series 10-D, Class D, 144A, 7.86%, due 06/17/19	8,714,300
4,000,000	Capital One Multi-Asset Execution Trust, Series 03-C3, Class C3, 1 mo. LIBOR + 2.25%, 2.45%, due 07/15/16	4,008,400
10,000,000	Citibank Credit Card Issuance Trust, Series 05-C2, Class C2, 1 mo. LIBOR + .47%, 0.67%, due 03/24/17	9,989,062

	Total Credit Cards	27,540,434

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Business Loans — 0.0%
187,325	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.63%, due 10/25/30	135,904

	Insured Other — 0.5%
294,969	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .18%, 0.38%, due 08/18/21	290,190
119,167	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.50%, due 04/17/19	119,018
989,425	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.40%, due 09/15/41	946,979
1,411,097	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.40%, due 12/15/41	1,354,512
538,898	TIB Card Receivables Fund, Series 2005-B, 144A, FGIC, 3 mo. LIBOR + .25%, 0.53%, due 01/05/14	493,092
300,000	Toll Road Investment Part II, Series 1999B, 144A, MBIA, Zero Coupon, due 02/15/30	112,500
4,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	1,043,700

	Total Insured Other	4,359,991

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.1%
597,992	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.61%, due 07/25/34	556,133
180,501	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.57%, due 12/25/33	167,866
52,786	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.52%, due 03/25/34	50,147
650,690	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.41%, due 11/25/35	598,634

	Total Insured Residential Asset-Backed Securities (United States)	1,372,780

	Insured Residential Mortgage-Backed Securities (United States) — 0.1%
41,342	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.53%, due 10/25/34	35,554
100,354	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.52%, due 01/25/35	75,014
799,404	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.35%, due 06/15/37	536,960
403,426	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.42%, due 10/25/34	345,050
14,883	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.65%, due 07/25/29	14,306

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) — continued
24,094	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.76%, due 08/15/30	19,818
36,532	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.63%, due 06/25/34	32,971
8,750	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.48%, due 12/25/32	7,438
217,712	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.38%, due 11/25/35	208,764

	Total Insured Residential Mortgage-Backed Securities (United States)	1,275,875

	Insured Time Share — 0.1%
578,814	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.20%, due 09/20/19	578,814

	Other — 7.7%
20,000,000	CKE Restaurant Holdings, Inc., Series 13-1A, Class A2, 144A, 4.47%, due 03/20/43	20,879,200
10,793,750	Dominos Pizza Master Issuer LLC, Series 12-1A, Class A2, 144A, 5.22%, due 01/25/42	11,959,799
9,362,651	Fairway Outdoor Funding LLC, Series 12-1A, Class A2, 144A, 4.21%, due 10/15/42	9,733,692
20,534,522	Sonic Capital LLC, Series 11-1A, Class A2, 144A, 5.44%, due 05/20/41	22,647,771
6,000,000	Trafigura Securitisation Finance Plc, Series 12-1A, Class A, 144A, 1 mo. LIBOR + 2.40%, 2.60%, due 10/15/15	6,116,250

	Total Other	71,336,712

	Residential Asset-Backed Securities (United States) ¿ — 17.3%
104,471	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.58%, due 01/25/35	98,464
231,061	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.47%, due 02/25/36	86,648
327,701	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.37%, due 03/25/36	317,051
2,540,620	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.37%, due 10/25/36	1,397,341
1,157,626	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.35%, due 05/25/36	732,199
81,435	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.28%, due 06/25/36	44,789
861,167	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 04/25/36	800,886
412,291	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.51%, due 09/25/35	148,425

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
984,593	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.39%, due 06/25/36	364,299
1,145,517	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.53%, due 06/25/36	409,522
83,263	ACE Securities Corp., Series 06-SL4, Class A1, 1 mo. LIBOR + .12%, 0.31%, due 09/25/36	18,734
409,908	ACE Securities Corp., Series 07-ASL1, Class A2, 1 mo. LIBOR + .17%, 0.36%, due 12/25/36	74,808
664,134	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.28%, due 01/25/37	232,447
440,470	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.26%, due 11/25/36	167,378
1,281,136	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.59%, due 05/25/37	64,057
234,436	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.23%, due 05/25/34	227,733
7,683,095	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 07/25/36	3,322,939
1,257,041	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.30%, due 09/25/36	496,531
1,222,164	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.38%, due 03/25/36	617,193
1,271,889	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 06/25/36	450,925
1,421,775	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.34%, due 10/25/36	1,165,856
2,035,501	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.41%, due 05/25/37	1,849,253
550,861	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.30%, due 11/25/36	365,110
1,419,384	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.39%, due 11/25/36	269,257
237,634	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.51%, due 02/25/37	107,387
4,700,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.39%, due 02/25/37	4,384,160
4,864,777	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A1, 1 mo. LIBOR + .05%, 0.24%, due 12/25/36	4,779,644
885,547	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.35%, due 06/25/36	874,478

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
10,417	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.73%, due 04/25/33	10,140
1,474,017	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.35%, due 12/25/36	707,528
635,531	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 11/25/36	616,465
4,111,207	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.33%, due 02/25/37	3,839,868
56,090	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.49%, due 04/25/34	41,033
3,108,599	FBR Securitization Trust, Series 05-3, Class AV24, 1 mo. LIBOR + .34%, 0.87%, due 10/25/35	2,735,567
27,338,715	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF3, Class A2B, 1 mo. LIBOR + .20%, 0.39%, due 02/25/36	25,014,924
930,508	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.35%, due 04/25/36	716,491
400,857	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.39%, due 05/25/36	211,139
143,453	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.29%, due 08/25/36	55,678
2,603,541	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.35%, due 08/25/36	1,028,399
316,770	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.51%, due 01/20/35	309,643
306,391	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.49%, due 01/20/35	301,795
692,210	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.36%, due 01/20/36	678,366
3,633,349	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.31%, due 12/25/36	1,789,061
2,262,000	JP Morgan Mortgage Acquisition Corp., Series 07-CH3, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 03/25/37	2,143,245
1,879,469	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.34%, due 03/25/36	1,409,602
1,436,069	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 06/25/36	818,559
2,864,902	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 08/25/36	1,110,149
1,769,076	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.35%, due 10/25/36	1,012,796

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
802,033	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.51%, due 03/25/36	164,417
27,413,166	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-3, Class A2B, 1 mo. LIBOR + .13%, 0.32%, due 06/25/37	20,559,874
480,590	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.31%, due 02/25/37	216,266
206,537	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, 1 mo. LIBOR + .28%, 0.47%, due 01/25/47	122,166
171,673	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 0.99%, due 08/25/34	163,090
5,937,797	Morgan Stanley Capital, Inc., Series 06-HE6, Class A2FP, 1 mo. LIBOR + .06%, 0.25%, due 09/25/36	3,904,102
1,445,212	Morgan Stanley Capital, Inc., Series 06-HE7, Class A2FP, 1 mo. LIBOR + .08%, 0.27%, due 09/25/36	1,199,526
2,065,341	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.36%, due 03/25/36	1,941,421
1,491,215	Morgan Stanley Home Equity Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .10%, 0.29%, due 12/25/36	879,817
994,843	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 11/25/36	457,628
900,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.34%, due 07/25/36	568,688
682,197	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.45%, due 12/25/35	314,765
8,932,556	Residential Asset Mortgage Products, Inc., Series 07-RZ1, Class A2, 1 mo. LIBOR + .16%, 0.35%, due 02/25/37	8,039,300
10,000,000	Residential Asset Securities Corp., Series 07-KS3, Class AI3, 1 mo. LIBOR + .25%, 0.44%, due 04/25/37	8,550,000
655,128	SACO I, Trust., Series 05-7, Class A, 1 mo. LIBOR + .28%, 0.75%, due 09/25/35	652,261
26,092	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.73%, due 03/25/35	18,309
7,682,416	Securitized Asset Backed Receivables LLC, Series 06-NC2, Class A3, 1 mo. LIBOR + .24%, 0.43%, due 03/25/36	6,530,053
6,873,212	Securitized Asset Backed Receivables LLC, Series 06-WM1, Class A2C, 1 mo. LIBOR + .29%, 0.48%, due 12/25/35	5,515,752
749,840	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.35%, due 07/25/36	348,676
21,733,138	SG Mortgage Securities Trust, Series 06-FRE2, Class A2C, 1 mo. LIBOR + .16%, 0.35%, due 07/25/36	8,693,255

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
9,288,888	Soundview Home Equity Loan Trust, Series 07-OPT1, Class 2A1, 1 mo. LIBOR + .08%, 0.27%, due 06/25/37	9,056,666
2,104,520	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 06/25/37	1,266,079
4,203,101	Specialty Underwriting & Residential Finance, Series 06-BC4, Class A2B, 1 mo. LIBOR + .11%, 0.30%, due 09/25/37	3,509,589
548,095	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.39%, due 01/25/36	537,133
148,826	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.77%, due 11/25/35	147,523
36,550,000	Wells Fargo Home Equity Trust, Series 06-3, Class M1, 1 mo. LIBOR + .23%, 0.42%, due 01/25/37	7,127,250
1,489,880	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.59%, due 06/25/37	715,143

	Total Residential Asset-Backed Securities (United States)	159,616,711

	Residential Mortgage-Backed Securities (Australian) — 1.5%
709,141	Crusade Global Trust, Series 04-2, Class A1, 3 mo. LIBOR + .13%, 0.40%, due 11/19/37	708,377
757,860	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.34%, due 07/20/38	748,273
676,109	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.34%, due 04/19/38	661,846
138,189	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.78%, due 09/27/35	132,091
1,356,164	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.68%, due 03/14/36	1,294,595
252,047	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.68%, due 12/08/36	243,981
108,901	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.57%, due 05/27/38	102,584
4,573,372	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.36%, due 05/10/36	4,550,784
496,310	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.33%, due 06/14/37	489,122
751,185	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.41%, due 02/21/38	735,861
567,532	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.40%, due 06/12/40	567,449
61,344	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.42%, due 01/12/37	61,288

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
3,366,339	Westpac Securitization Trust, Series 07-1G, Class A2A, 144A, 3 mo. LIBOR + .05%, 0.32%, due 05/21/38	3,345,939

	Total Residential Mortgage-Backed Securities (Australian)	13,642,190

	Residential Mortgage-Backed Securities (European) — 1.5%
1,685,634	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.50%, due 09/20/66	1,574,111
2,286,178	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .20%, 0.48%, due 01/13/39	2,226,052
287,493	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.28%, due 12/20/54	282,318
181,576	Granite Master Issuer Plc, Series 06-3, Class A3, 1 mo. LIBOR + .08%, 0.28%, due 12/20/54	177,850
137,651	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .28%, 0.56%, due 09/20/44	136,687
938,583	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.40%, due 12/10/43	915,118
335,889	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.56%, due 12/21/37	344,286
1,409,619	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.50%, due 11/15/38	1,250,163
963,576	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .20%, 0.48%, due 09/15/39	856,812
709,589	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.70%, due 05/15/34	641,256
3,331,607	Saecure BV, Series 11A, Class A1A, 3 mo. LIBOR + 1.55%, 1.83%, due 07/30/92	3,394,908
2,000,000	Silverstone Master Issuer, Series 12-1A, Class 1A, 144A, 3 mo. LIBOR + 1.55%, 1.83%, due 01/21/55	2,049,600

	Total Residential Mortgage-Backed Securities (European)	13,849,161

	Residential Mortgage-Backed Securities (United States) — 1.9%
53,269	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.49%, due 08/25/35	39,819
205,984	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.44%, due 02/26/34	180,236
17,000,000	Stanwich Mortgage Loan Trust, Series 13-NPL2, Class A, 144A, 3.23%, due 04/16/59	17,000,000

	Total Residential Mortgage-Backed Securities (United States)	17,220,055

Par Value ($)	Description	Value ($)
	Student Loans — 14.1%
2,600,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.53%, due 01/25/24	2,535,000
15,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A4, 1 mo. LIBOR + .27%, 0.46%, due 09/25/29	12,825,000
5,000,000	National Collegiate Student Loan Trust, Series 05-3, Class A4, 1 mo. LIBOR + .28%, 0.47%, due 04/25/29	4,312,500
10,000,000	National Collegiate Student Loan Trust, Series 06-3, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 10/25/27	9,443,800
17,843,317	National Collegiate Student Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .13%, 0.32%, due 11/25/28	16,995,760
843,021	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.36%, due 12/23/19	841,807
16,277,009	SLC Student Loan Trust, Series 09-AA, Class A, 144A, 4.75%, due 06/15/33	15,300,388
8,000,000	SLM Student Loan Trust, Series 04-A, Class A3, 3 mo. LIBOR + .40%, 0.68%, due 06/15/33	7,120,000
4,356,716	SLM Student Loan Trust, Series 04-A, Class B, 3 mo. LIBOR + .58%, 0.86%, due 06/15/33	3,441,806
8,500,000	SLM Student Loan Trust, Series 04-B, Class A3, 3 mo. LIBOR + .33%, 0.61%, due 03/15/24	7,558,106
9,000,000	SLM Student Loan Trust, Series 04-B, Class A4, 3 mo. LIBOR + .43%, 0.71%, due 09/15/33	6,930,000
14,000,000	SLM Student Loan Trust, Series 05-A, Class A3, 3 mo. LIBOR + .20%, 0.48%, due 06/15/23	12,600,000
13,000,000	SLM Student Loan Trust, Series 06-C, Class A4, 3 mo. LIBOR + .17%, 0.45%, due 03/15/23	12,707,500
7,834,418	SLM Student Loan Trust, Series 10-A, Class 2A, 144A, 1 mo. LIBOR + 3.25%, 3.45%, due 05/16/44	8,243,277
6,000,000	SLM Student Loan Trust, Series 11-B, Class A3, 144A, 1 mo. LIBOR + 2.25%, 2.45%, due 06/16/42	6,236,400
3,000,000	SLM Student Loan Trust, Series 12-B, Class A2, 144A, 3.48%, due 10/15/30	3,185,700

	Total Student Loans	130,277,044

	Time Share — 9.0%
1,650,971	BXG Receivables Note Trust, Series 10-A, Class B, 144A, 7.50%, due 03/02/26	1,790,148
3,890,533	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	3,940,380
6,251,117	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, 3.50%, due 05/20/30	6,433,125
1,844,346	Orange Lake Timeshare Trust, Series 12-AA, 144A Class B, 4.87%, due 03/10/27	1,944,883
111,769	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.20%, due 02/20/20	114,057

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)/Shares	Description	Value ($)
	Time Share — continued
259,992	Sierra Receivables Funding Co. LLC, Series 11-1A, Class B, 144A, 4.23%, due 04/20/26	270,325
5,177,117	Sierra Receivables Funding Co. LLC, Series 12-1A, Class B, 144A, 3.58%, due 11/20/28	5,279,107
11,647,848	Sierra Receivables Funding Co. LLC, Series 12-2A, Class B, 144A, 3.42%, due 03/20/29	11,811,500
2,928,825	Sierra Receivables Funding Co. LLC, Series 12-3A, Class B, 144A, 2.66%, due 08/20/29	2,959,486
7,127,061	Sierra Receivables Funding Co. LLC, Series 13-1A, Class B, 144A, 2.39%, due 11/20/29	7,087,299
13,807,627	Silverleaf Finance LLC, Series 12-D, Class B, 144A, 4.45%, due 03/17/25	14,124,236
1,101,104	Silverleaf Finance Vii LLC, Series 10-A, Class B, 144A, 8.00%, due 07/15/22	1,171,988
478,741	Silverleaf Finance Vii LLC, Series 10-A, Class C, 144A, 10.00%, due 07/15/22	502,678
3,493,675	Westgate Resorts LLC, Series 12-1, Class B, 144A, 5.50%, due 09/20/25	3,571,191
1,510,254	Westgate Resorts LLC, Series 12-2A, Class B, 144A, 4.50%, due 01/20/25	1,530,548
2,265,381	Westgate Resorts LLC, Series 12-2A, Class C, 144A, 9.00%, due 01/20/25	2,334,758
4,159,967	Westgate Resorts LLC, Series 12-3A, Class A, 144A, 2.50%, due 03/20/25	4,188,567
7,000,000	Westgate Resorts LLC, Series 13-1A, Class A, 144A, 2.25%, due 08/20/25	7,006,562
7,000,000	Westgate Resorts LLC, Series 13-1A, Class B, 144A, 3.75%, due 08/20/25	7,000,000

	Total Time Share	83,060,838

	Total Asset-Backed Securities	874,814,125

	U.S. Government Agency — 0.1%
1,064,670	Agency for International Development Floater (Support of Jamaica), 3 mo. LIBOR + .30%, 0.57%, due 10/01/18 (a)	1,036,674
19,003	Agency for International Development Floater (Support of Peru), Series A, 6 mo. U.S. Treasury Bill + .35%, 0.43%, due 05/01/14 (a)	18,862
29,952	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.43%, due 05/01/14 (a)	29,731
200,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	219,700

	Total U.S. Government Agency	1,304,967

	TOTAL DEBT OBLIGATIONS (COST $834,606,946)	876,119,092

	MUTUAL FUNDS — 3.0%

	Affiliated Issuers — 3.0%
1,120,580	GMO U.S. Treasury Fund	28,025,712

	TOTAL MUTUAL FUNDS (COST $28,018,507)	28,025,712

Par Value ($)/Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.0%

	Money Market Funds — 0.3%
2,479,418	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (b)	2,479,418

	U.S. Government — 3.7%
34,000,000	U.S. Treasury Bill, 0.07%, due 11/14/13 (c)	33,989,154

	TOTAL SHORT-TERM INVESTMENTS (COST $36,468,819)	36,468,572

	TOTAL INVESTMENTS — 102.0% (Cost $899,094,272)	940,613,376
	Other Assets and Liabilities (net) — (2.0%)	(18,268,051)

	TOTAL NET ASSETS — 100.0%	$922,345,325

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at May 31, 2013, which are subject to change based on the terms of the security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

(c)	The rate shown represents yield-to-maturity.

Domestic Bond Fund

( A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 12.7%

	U.S. Government — 12.7%
25,185,420	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (a)	25,571,060

	TOTAL DEBT OBLIGATIONS (COST $25,892,881)	25,571,060

	MUTUAL FUNDS — 87.3%

	Affiliated Issuers — 87.3%
45,578,624	GMO Short-Duration Collateral Fund	175,477,704
4,620	GMO U.S. Treasury Fund	115,537

	TOTAL MUTUAL FUNDS (COST $156,388,543)	175,593,241

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
98,372	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (b)	98,372

	TOTAL SHORT-TERM INVESTMENTS (COST $98,372)	98,372

	TOTAL INVESTMENTS — 100.0% (Cost $182,379,796)	201,262,673
	Other Assets and Liabilities (net) — (0.0%)	(19,009)

	TOTAL NET ASSETS — 100.0%	$201,243,664

Notes to Schedule of Investments:

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic .

(b)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 86.9%

		Albania — 0.5%
		Foreign Government Obligations
EUR	3,760,000	Albania Government International Bond, 7.50%, due 11/04/15	5,192,500
USD	9,639,573	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	6,362,118

		Total Albania	11,554,618

		Argentina — 8.8%

		Foreign Government Obligations — 7.6%
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, 4.00%, due 05/15/35	3,590,704
EUR	36,000,000	Republic of Argentina, Par Bond, Step Up, 2.26%, due 12/31/38	15,207,070
EUR	17,833,019	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	13,211,721
USD	54,699,940	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	31,042,216
USD	10,520,828	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	6,670,205
DEM	3,830,000	Republic of Argentina Discount Bond, Series DM, 6 mo. DEM LIBOR + .81%, due 03/31/23 (b)	1,908,924
USD	572,070	Republic of Argentina Discount Bond, PIK Shares, 1.00%, due 12/31/33	324,650
EUR	176,101	Republic of Argentina Discount Bond, PIK Shares, 1.00%, due 12/31/33	130,466
USD	110,030	Republic of Argentina Discount Bond, PIK Shares, 1.00%, due 12/31/33	69,759
EUR	338,220,524	Republic of Argentina GDP Linked, expires 12/15/35 (c)	22,639,501
EUR	200,000,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	85,783,469
USD	5,440,000	Republic of Argentina Par Bond, Step Up, 2.50%, due 12/31/38	1,923,040

			182,501,725

		Judgments — 1.2%
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, 6 mo. LIBOR + .81%, due 03/31/23 (b)(d)(e)	19,200,000
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (b)(d)(e)	9,600,000

			28,800,000

		Total Argentina	211,301,725

		Bahrain — 0.2%
		Foreign Government Obligations
USD	4,000,000	Bahrain Government International Bond, Reg S, 6.13%, due 07/05/22	4,480,000

Par Value		Description	Value ($)
		Barbados — 0.1%
		Foreign Government Obligations
USD	2,800,000	Government of Barbados, Reg S, 7.00%, due 08/04/22	2,912,000

		Belarus — 0.2%
		Foreign Government Obligations
USD	5,000,000	Republic of Belarus, Reg S, 8.95%, due 01/26/18	5,431,250

		Belize — 0.4%
		Foreign Government Obligations
USD	13,033,400	Republic of Belize, Reg S, Step Up, 5.00%, due 02/20/38	8,862,712

		Bosnia & Herzegovina — 0.3%
		Foreign Government Obligations
DEM	11,161,520	Bosnia & Herzegovina, Series A, 6 mo. DEM LIBOR + .81%, 1.06%, due 12/11/17	6,601,489

		Brazil — 3.5%

		Corporate Debt — 0.6%
USD	12,000,000	Petrobras International Finance Co., 6.88%, due 01/20/40	13,206,787

		Foreign Government Agency — 0.4%
USD	9,000,000	Banco Nacional de Desenvolvimento Economico e Social, Reg S, 5.50%, due 07/12/20	9,967,594

		Foreign Government Obligations — 2.5%
USD	841,667	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	843,350
USD	11,535	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	11,558
USD	9,420	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	9,439
USD	12,000	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	12,024
USD	41,000,000	Republic of Brazil, 8.25%, due 01/20/34	59,552,500

			60,428,871

		Total Brazil	83,603,252

		Chile — 0.8%
		Corporate Debt
USD	17,000,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97	18,973,360

		Colombia — 0.9%

		Foreign Government Agency — 0.3%
USD	5,000,000	Ecopetrol SA, 7.63%, due 07/23/19	6,125,000

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — 0.6%
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	9,260,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (d)	6,053,735

			15,313,735

		Total Colombia	21,438,735

		Congo Republic (Brazzaville) — 3.7%
		Foreign Government Obligations
USD	102,653,694	Republic of Congo, Reg S, Series INTL, Step Up, 3.00%, due 06/30/29	90,335,251

		Costa Rica — 0.3%

		Foreign Government Agency — 0.2%
USD	1,500,000	Instituto Costarricense de Electricidad, 144A, 6.38%, due 05/15/43	1,440,000
USD	2,000,000	Instituto Costarricense de Electricidad, Reg S, 6.95%, due 11/10/21	2,240,000

			3,680,000

		Foreign Government Obligations — 0.1%
USD	3,000,000	Costa Rica Government International Bond, 144A, 5.63%, due 04/30/43	3,072,000

		Total Costa Rica	6,752,000

		Croatia — 1.0%
		Foreign Government Obligations
USD	6,000,000	Croatia Government International Bond, Reg S, 6.38%, due 03/24/21	6,517,500
USD	18,000,000	Croatia Government International Bond, Reg. S, 5.50%, due 04/04/23	18,315,000

		Total Croatia	24,832,500

		Dominican Republic — 3.1%

		Asset-Backed Securities — 1.0%
USD	27,052,008	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 01/15/26 (d)	24,735,684

		Foreign Government Agency — 0.3%
USD	5,800,000	Banco de Reservas de la Republica Dominicana, Reg S, 7.00%, due 02/01/23	5,887,000

		Foreign Government Obligations — 1.8%
USD	8,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	9,760,000
USD	38,607,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 1.25%, due 08/30/24	34,746,300

			44,506,300

		Total Dominican Republic	75,128,984

Par Value		Description	Value ($)
		Ecuador — 0.1%
		Foreign Government Obligations
USD	11,587,000	Republic of Ecuador, Step Up, Reg S, 10.00%, due 08/15/30 (b)	2,433,270

		El Salvador — 0.4%
		Foreign Government Obligations
USD	10,000,000	El Salvador Government International Bond, Reg S, 7.63%, due 02/01/41	10,600,000

		Gabon — 0.2%
		Foreign Government Obligations
USD	5,000,000	Gabonese Republic, Reg S, 8.20%, due 12/12/17	5,875,000

		Greece — 0.5%
		Foreign Government Obligations
EUR	20,882,000	Hellenic Republic Government Bond, Step Up, 2.00%, due 02/24/36	12,778,835

		Grenada — 0.1%
		Foreign Government Obligations
USD	9,000,000	Republic of Grenada, Reg S, Step Up, 4.50%, due 09/15/25	3,150,000

		Guatemala — 0.2%
		Foreign Government Obligations
USD	3,500,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	4,550,000

		Honduras — 0.3%
		Foreign Government Obligations
USD	8,000,000	Honduras Government International Bond, Reg S, 7.50%, due 03/15/24	7,920,000

		Hungary — 0.7%
		Foreign Government Obligations
USD	10,000,000	Hungary Government International Bond, 5.38%, due 02/21/23	10,000,000
USD	5,500,000	Hungary Government International Bond, 7.63%, due 03/29/41	6,029,375

		Total Hungary	16,029,375

		Iceland — 0.5%
		Foreign Government Obligations
USD	11,000,000	Iceland Government International Bond, Reg S, 5.88%, due 05/11/22	12,485,000

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Indonesia — 2.4%
		Foreign Government Agency
USD	10,600,000	Majapahit Holding BV, Reg S, 7.75%, due 01/20/20	12,812,750
USD	28,200,000	Majapahit Holding BV, Reg S, 7.88%, due 06/29/37	35,250,000
USD	10,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	10,608,000

		Total Indonesia	58,670,750

		Iraq — 0.6%
		Foreign Government Obligations
USD	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	13,162,500

		Israel — 0.1%
		Foreign Government Agency
USD	3,000,000	Israel Electric Corp. Ltd., Reg S, 7.88%, due 12/15/26	3,382,500

		Ivory Coast — 1.0%
		Foreign Government Obligations
USD	25,265,000	Ivory Coast Government International Bond, Reg S, Step Up, 5.75%, due 12/31/32	23,433,288

		Jamaica — 0.1%
		Foreign Government Agency
USD	3,000,000	National Road Operating & Construction Co. Ltd., Reg S, 9.38%, due 11/10/24	3,180,000

		Latvia — 0.2%
		Foreign Government Obligations
USD	4,000,000	Republic of Latvia, Reg S, 5.25%, due 06/16/21	4,450,000

		Lithuania — 0.6%
		Foreign Government Obligations
USD	11,500,000	Republic of Lithuania, Reg S, 6.63%, due 02/01/22	14,007,000

		Mexico — 8.6%

		Foreign Government Agency — 2.3%
EUR	34,500,000	Pemex Project Funding Master Trust, Reg S, 5.50%, due 02/24/25	53,697,527
USD	1,360,000	Petroleos Mexicanos, 9.50%, due 09/15/27	1,778,200

			55,475,727

		Foreign Government Obligations — 6.3%
USD	95,984,000	United Mexican States, 5.75%, due 10/12/2110	99,679,384
GBP	27,994,000	United Mexican States, GMTN, 6.75%, due 02/06/24	53,061,232

			152,740,616

		Total Mexico	208,216,343

Par Value		Description	Value ($)
		Mongolia — 0.5%
		Foreign Government Obligations
USD	12,000,000	Mongolia Government International Bond, Reg S, 5.13%, due 12/05/22	11,070,000

		Montenegro — 0.1%
		Foreign Government Obligations
EUR	2,000,000	Montenegro Government International Bond, 7.25%, due 04/08/16	2,651,489

		Nigeria — 0.3%
		Foreign Government Obligations
USD	6,100,000	Nigeria Government International Bond, Reg S, 6.75%, due 01/28/21	6,847,250

		Pakistan — 0.6%
		Foreign Government Obligations
USD	17,000,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	13,600,000

		Panama — 0.3%
		Foreign Government Obligations
USD	5,000,000	Panama Government International Bond, 4.30%, due 04/29/53	4,500,000
USD	1,535,000	Panama Government International Bond, 8.13%, due 04/28/34	2,179,700

		Total Panama	6,679,700

		Peru — 1.1%

		Foreign Government Agency — 0.3%
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	8,218,320

		Foreign Government Obligations — 0.8%
USD	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27	5,000,000
USD	3,784,333	Peru Trust, Series 97-I-P, Class A3, Zero Coupon, due 12/31/15 (d) (f)	2,270,600
USD	1,253,404	Peru Trust, Series 98 I-P, Zero Coupon, due 03/10/16 (d) (f)	752,042
USD	1,934,001	Peru Trust II, Series 98-A LB, Zero Coupon, due 02/28/16 (d) (f)	1,160,401
USD	8,000,000	Republic of Peru, 5.63%, due 11/18/50	9,040,000

			18,223,043

		Total Peru	26,441,363

		Philippines — 4.6%

		Foreign Government Agency — 4.2%
USD	25,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	37,835,225
USD	40,550,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	63,258,000

			101,093,225

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — 0.4%
USD	8,720,000	Republic of Philippines, 6.38%, due 01/15/32	10,943,600

		Total Philippines	112,036,825

		Qatar — 0.2%
		Foreign Government Obligations
USD	5,000,000	Qatar Government International Bond, Reg S, 5.75%, due 01/20/42	5,812,500

		Romania — 0.6%
		Foreign Government Obligations
USD	6,000,000	Romanian Government International Bond, Reg S, 6.75%, due 02/07/22	7,110,000
USD	7,000,000	Romanian Government International Bond, Reg S, 4.38%, due 08/22/23	6,947,500

		Total Romania	14,057,500

		Russia — 4.8%

		Corporate Debt — 4.3%
USD	27,000,000	Gazprom Neft OAO Via GPN Capital SA, Reg S, 4.38%, due 09/19/22	25,920,000
USD	27,000,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	35,505,000
USD	12,000,000	Sberbank of Russia Via SB Capital SA, 144A, 5.13%, due 10/29/22	11,880,000
USD	3,000,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.72%, due 06/16/21	3,225,000
USD	26,600,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	28,595,000

			105,125,000

		Foreign Government Obligations — 0.5%
USD	10,000,000	Russian Foreign Bond – Eurobond, Reg S, 5.63%, due 04/04/42	10,975,000

		Total Russia	116,100,000

		Senegal — 0.2%
		Foreign Government Obligations
USD	4,750,000	Republic of Senegal, Reg S, 8.75%, due 05/13/21	5,581,250

		Serbia — 1.4%
		Foreign Government Obligations
USD	5,908,404	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	5,952,717
USD	24,000,000	Republic of Serbia, 7.25%, due 09/28/21	26,550,000

		Total Serbia	32,502,717

		Slovenia — 0.6%
		Foreign Government Obligations
USD	15,000,000	Slovenia Government International Bond, 144A, 5.85%, due 05/10/23	15,075,000

Par Value		Description	Value ($)
		South Africa — 0.2%
		Foreign Government Agency
ZAR	163,000,000	Eskom Holdings Ltd., Zero Coupon, due 12/31/32	2,956,435
ZAR	20,000,000	Transnet Ltd., 13.50%, due 04/18/28	2,554,256

		Total South Africa	5,510,691

		South Korea — 1.0%
		Foreign Government Agency
USD	8,000,000	Export-Import Bank of Korea, 5.13%, due 06/29/20	8,948,880
USD	5,000,000	Korea Gas Corp., Reg S, 6.25%, due 01/20/42	5,995,400
USD	8,000,000	Korea Hydro & Nuclear Power Co. Ltd., Reg S, 4.75%, due 07/13/21	8,668,640

		Total South Korea	23,612,920

		Sri Lanka — 0.5%
		Foreign Government Obligations
USD	8,500,000	Republic of Sri Lanka, Reg S, 6.25%, due 07/27/21	8,776,250
USD	2,000,000	Sri Lanka Government International Bond, Reg S, 5.88%, due 07/25/22	2,000,000

		Total Sri Lanka	10,776,250

		Thailand — 0.5%
		Foreign Government Agency
USD	7,000,000	PTT PCL, 144A, 4.50%, due 10/25/42	6,325,760
USD	4,000,000	PTTEP Canada International Finance Ltd., Reg S, 5.69%, due 04/05/21	4,547,440

		Total Thailand	10,873,200

		Trinidad And Tobago — 0.4%
		Foreign Government Agency
USD	8,000,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	10,240,000

		Tunisia — 2.2%
		Foreign Government Agency
JPY	7,000,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30	52,262,207

		Turkey — 4.4%

		Corporate Debt — 0.2%
USD	5,000,000	Turkiye Halk Bankasi AS, Reg S, 4.88%, due 07/19/17	5,262,500

		Foreign Government Agency — 0.1%
USD	2,000,000	Export Credit Bank of Turkey, Reg S, 5.38%, due 11/04/16	2,170,000

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — 4.1%
USD	60,000,000	Republic of Turkey, 6.75%, due 05/30/40	76,200,000
USD	22,000,000	Turkey Government International Bond, 4.88%, due 04/16/43	21,945,000

			98,145,000

		Total Turkey	105,577,500

		Ukraine — 1.7%
		Foreign Government Obligations
USD	4,000,000	City of Kyiv Via Kyiv Finance PLC, Reg S, 9.38%, due 07/11/16	3,840,000
USD	25,500,000	Ukraine Government International Bond, 144A, 7.50%, due 04/17/23	24,766,875
USD	12,500,000	Ukraine Government International Bond, Reg S, 7.80%, due 11/28/22	12,531,250

		Total Ukraine	41,138,125

		United States — 6.0%

		Asset-Backed Securities — 2.1%
USD	2,774,969	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.68%, due 05/15/24	1,307,704
USD	131,544	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.53%, due 10/25/34	113,128
USD	851,475	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.63%, due 10/25/30	617,745
USD	14,298,616	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.44%, due 12/15/35 ¿	10,080,524
USD	10,653,917	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.44%, due 12/15/35 ¿	6,285,811
USD	5,426,204	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.40%, due 05/15/36 ¿	4,408,790
USD	3,251,066	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF10, Class A6M, 1 mo. LIBOR + .35%, 0.54%, due 11/25/35 ¿	735,391
USD	207,715	GSAMP Trust, Series 05-HE6, Class A2B, 1 mo. LIBOR + .19%, 0.38%, due 11/25/35 ¿	207,299
USD	9,250,000	Home Equity Asset Trust, Series 07-1, Class 2A4, 1 mo. LIBOR + .23%, 0.42%, due 05/25/37 ¿	1,618,750
USD	11,498,992	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.35%, due 10/25/36 ¿	6,583,173

Par Value		Description	Value ($)
		Asset-Backed Securities — continued
USD	4,114,856	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.36%, due 03/25/36 ¿	3,867,965
USD	13,566,038	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 11/25/36 ¿	6,240,378
USD	13,746,919	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.41%, due 11/25/36 ¿	5,979,910
USD	7,513,041	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.55%, due 04/25/37 ¿	3,794,085

			51,840,653

		U.S. Government — 3.9%
USD	50,000,000	U.S. Treasury Bond, 2.75%, due 11/15/42 (g)	44,906,250
USD	47,841,300	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (h)	48,573,846

			93,480,096

		Total United States	145,320,749

		Uruguay — 0.5%
		Foreign Government Obligations
USD	15,000,000	Uruguay Government International Bond, 4.13%, due 11/20/45	13,050,000

		Venezuela — 13.4%

		Foreign Government Agency — 8.4%
USD	61,785,000	Electricidad de Caracas Finance BV, 8.50%, due 04/10/18	50,910,754
USD	50,500,000	Petroleos de Venezuela SA, Reg S, 12.75%, due 02/17/22	53,277,500
USD	111,750,000	Petroleos de Venezuela SA, Reg S, 9.00%, due 11/17/21	99,457,500

			203,645,754

		Foreign Government Obligations — 5.0%
USD	118,000,000	Republic of Venezuela, Reg S, 11.95%, due 08/05/31	120,360,000

		Total Venezuela	324,005,754

		Vietnam — 0.2%
		Foreign Government Obligations
USD	5,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 1.31%, due 03/13/28	4,337,500

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Zambia — 0.2%
		Foreign Government Obligations
USD	6,000,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22	5,662,500

		TOTAL DEBT OBLIGATIONS (COST $2,033,826,680)	2,097,354,727

		LOAN ASSIGNMENTS — 0.9%

		Angola — 0.1%
USD	2,300,000	Angolan Ministry of Finance Loan Agreement, 6 mo. LIBOR + 5.50%, 5.90%, due 07/08/13	2,313,340

		Dominican Republic — 0.1%
USD	2,000,075	Dominican Republic, 6 mo. LIBOR + 1.75%, 2.21%, due 08/15/15	1,808,732

		Indonesia — 0.4%
USD	2,433,600	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	2,257,164
USD	2,433,600	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	2,257,164
USD	3,244,800	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.19%, due 12/14/19	3,009,552
USD	1,768,304	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR + .88%, 1.44%, due 12/16/19	1,640,102
EUR	1,569,763	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21	1,632,239

		Total Indonesia	10,796,221

		Vietnam — 0.3%
USD	18,000,000	Vietnam Shipbuilding Industry Group Loan Agreement, 6 mo. LIBOR + 1.50%, 4.63%, due 06/26/15 (b)	6,840,000

		TOTAL LOAN ASSIGNMENTS (COST $30,629,423)	21,758,293

		LOAN PARTICIPATIONS — 2.5%

		Egypt — 0.1%
CHF	2,741,350	Paris Club Loan Agreement (Participation with Standard Chartered Bank), due 01/03/24 (d)	1,688,183

		Indonesia — 0.3%
USD	8,017,948	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.32%, due 09/29/19	7,436,647

Par Value		Description	Value ($)
		Iraq — 1.4%
JPY	4,347,076,816	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	31,091,143
JPY	568,003,413	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	3,809,214

		Total Iraq	34,900,357

		Russia — 0.1%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (b) (d)	3,305,933

		Vietnam — 0.6%
JPY	1,580,824,897	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 0.86%, due 09/01/17	14,241,666

		TOTAL LOAN PARTICIPATIONS (COST $67,169,253)	61,572,786

		MUTUAL FUNDS — 2.3%

		United States — 2.3%
		Affiliated Issuers — 2.3%
	3,976,082	GMO Short-Duration Collateral Fund	15,307,916
	1	GMO U.S. Treasury Fund	31
	1,515,449	GMO World Opportunity Overlay Fund	39,825,991

		TOTAL MUTUAL FUNDS (COST $49,729,056)	55,133,938

		RIGHTS/WARRANTS — 0.5%

		Nigeria — 0.2%
	25,000	Central Bank of Nigeria Oil Warrants, Expires 11/15/20	4,500,000

		Uruguay — 0.0%
	4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 * (d)	—

		Venezuela — 0.3%
	283,235	Republic of Venezuela Oil Warrants, Expires 04/15/20	7,576,536

		TOTAL RIGHTS/WARRANTS (COST $0)	12,076,536

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares/ Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 5.7%

	Money Market Funds — 1.3%
31,698,145	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (i)	31,698,145

	Total Money Market Funds	31,698,145

	Repurchase Agreements — 4.4%
26,946,981	JP Morgan Chase Bank Repurchase Agreement, dated 05/28/13, with a maturity value of $26,947,430 and an effective yield of .30%, collateralized by an emerging sovereign government obligation with a rate of 5.43%, maturity date of 03/27/17 and a market value of $26,630,024 (j)	26,946,981
12,194,000	JP Morgan Chase Bank Repurchase Agreement, dated 05/28/13, with a maturity value of $12,194,204 and an effective yield of .30%, collateralized by an an emerging sovereign government obligation with a rate of 5.50%, maturity date of 09/25/15 and a market value of $11,803,063 (j)	12,194,000
5,573,410	JP Morgan Chase Bank Repurchase Agreement, dated 05/28/13, with a maturity value of $5,573,509 and an effective yield of .32%, collateralized by an an emerging sovereign government obligation with a rate of zero coupon, maturity date of 09/05/22 and a market value of $5,372,401 (j)	5,573,410
21,168,000	JP Morgan Chase Bank Repurchase Agreement, dated 05/28/13, with a maturity value of $21,168,353 and an effective yield of .30%, collateralized by an an emerging sovereign government obligation with a rate of 5.52%, maturity date of 07/28/17 and a market value of $20,411,990 (j)	21,168,000
4,452,001	JP Morgan Chase Bank Repurchase Agreement, dated 05/10/13, with a maturity value of $4,452,753 and an effective yield of .32%, collateralized by an an emerging sovereign government obligation with a rate of 3.75%, maturity date of 11/06/14 and a market value of $4,193,297 (j)	4,452,001

Par Value ($)	Description	Value ($)
	Repurchase Agreements — continued
34,700,001	JP Morgan Chase Bank Repurchase Agreement, dated 05/21/13, with a maturity value of $34,702,314 and an effective yield of .30%, collateralized by an an emerging sovereign government obligation with a rate of 3.38%, maturity date of 04/30/15 and a market value of $35,098,362 (j)	34,700,001

	Total Repurchase Agreements (COST $105,034,393)	105,034,393

	TOTAL SHORT-TERM INVESTMENTS (COST $136,732,538)	136,732,538

	TOTAL INVESTMENTS — 98.8% (Cost $2,318,086,950)	2,384,628,818

	Other Assets and Liabilities (net) — 1.2%	29,745,403

	TOTAL NET ASSETS — 100.0%	$2,414,374,221

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
07/30/2013	CITI	EUR	130,800,000	USD	168,624,482	$(1,436,595)
07/09/2013	DB	GBP	35,000,000	USD	54,476,800	1,310,438
06/04/2013	BCLY	JPY	10,400,000,000	USD	110,473,762	6,944,819
08/06/2013	CITI	JPY	10,400,000,000	USD	102,260,950	(1,297,002)
06/04/2013	CITI	USD	102,231,698	JPY	10,400,000,000	1,297,245

						$6,818,905

Reverse Repurchase Agreements

Average balance outstanding	$(9,113,171)
Average interest rate	0.16%
Maximum balance outstanding	$(17,656,013)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Credit Linked Options

Number of Contracts			Expiration Date	Descriptions	Premiums	Market Value
Put	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option Swap, Brazil 0.44% (d)	$144,222	$(948,442)
Put	USD	62,000,000	03/21/2017	Lebanese Republic Credit Linked Put Option Swap, Lebanon 0.50% (d)	—	229,805
Put	USD	70,000,000	04/03/2018	Turkiye Cumhuriyeti Ziraat Bankasi A.S. Credit Linked Put Option Swap, Turkey 0.40% (d)	—	8,897
Put	USD	70,000,000	07/14/2017	Turkiye Is Bankasi A.S. Credit Linked Put Option Swap, Turkey 0.40% (d)	—	74,900

					$144,222	$(634,840)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
5,000,000	USD	12/20/2013	DB	(Pay)	1.00%	0.91%	Gazprom	N/A		$(12,566)
14,000,000	USD	3/20/2014	DB	(Pay)	1.68%	1.12%	Republic of Italy	N/A		(110,052)
39,000,000	USD	3/20/2014	DB	(Pay)	1.49%	0.02%	Republic of Austria	N/A		(580,718)
28,000,000	USD	3/20/2014	DB	(Pay)	1.70%	1.12%	Republic of Italy	N/A		(225,740)
14,000,000	USD	3/20/2014	DB	(Pay)	1.45%	0.13%	United Kingdom Government	N/A		(190,219)
10,000,000	USD	3/20/2014	DB	(Pay)	1.85%	1.12%	Republic of Italy	N/A		(95,718)
39,000,000	USD	3/20/2014	DB	(Pay)	1.28%	0.13%	United Kingdom Government	N/A		(462,811)
15,000,000	USD	6/20/2014	DB	(Pay)	5.00%	67.37%	Republic of Argentina	N/A		6,047,901
2,000,000	USD	8/24/2014	DB	(Pay)	4.25%	2.17%	Lebanese Republic	N/A		(73,226)
15,000,000	USD	9/20/2014	DB	(Pay)	4.03%	1.02%	Sberbank	N/A		(709,900)
5,000,000	USD	12/20/2014	DB	(Pay)	5.00%	55.55%	Republic of Argentina	N/A		2,115,430
70,000,000	USD	3/20/2015	DB	(Pay)	0.00%	25.00%	Republic of Argentina (d)	N/A		—
550,500,000	EUR	3/20/2015	DB	(Pay)	3.72%	7.67%	Bolivarian Republic of Venezuela	N/A		41,860,523
650,000,000	USD	3/20/2015	DB	Receive	3.80%	7.73%	Bolivarian Republic of Venezuela	650,000,000	USD	(37,705,222)
412,500,000	USD	4/20/2015	DB	Receive	4.40%	7.77%	Bolivarian Republic of Venezuela	412,500,000	USD	(22,269,468)
300,000,000	EUR	4/20/2015	DB	(Pay)	4.32%	7.71%	Bolivarian Republic of Venezuela	N/A		21,220,171
11,000,000	USD	6/20/2015	DB	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(537,900)
30,000,000	USD	6/20/2015	BCLY	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(1,467,000)
40,000,000	USD	6/20/2015	BCLY	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(1,956,000)
15,000,000	USD	9/20/2015	BCLY	(Pay)	1.00%	0.61%	Republic of Colombia	N/A		(166,180)
56,950,000,000	COP	11/20/2015	CITI	Receive	1.81%	0.44%	Republic of Colombia	56,950,000,000	COP	975,824
15,000,000	USD	2/20/2016	CITI	(Pay)	2.16%	0.67%	Republic of Colombia	N/A		(698,658)
56,700,000,000	COP	2/20/2016	CITI	Receive	1.46%	0.46%	Republic of Colombia	56,700,000,000	COP	881,911
25,000,000	USD	4/20/2016	CITI	(Pay)	1.90%	0.68%	Republic of Colombia	N/A		(925,204)
114,800,000,000	COP	4/20/2016	CITI	Receive	1.33%	0.48%	Republic of Colombia	114,800,000,000	COP	1,479,215
12,833,333	EUR	6/17/2016	DB	Receive	5.60%	9.17%	Republic of Angola	12,833,333	EUR	632,737

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
20,000,000	USD	8/20/2016	CITI	(Pay)	2.15%	0.74%	Republic of Colombia	N/A	EUR	(1,022,908)
97,680,000,000	COP	8/20/2016	CITI	Receive	1.51%	0.52%	Republic of Colombia	97,680,000,000	COP	1,730,752
22,500,000	USD	2/20/2017	DB	Receive	2.43%	8.18%	Bolivarian Republic of Venezuela	22,500,000	USD	(3,852,899)
32,000,000	PEN	5/20/2017	DB	Receive	0.79%	0.69%	Republic of Peru	32,000,000	PEN	44,651
2,500,000	USD	5/20/2017	DB	(Pay)	1.05%	0.87%	Republic of Peru	N/A		(18,658)
4,500,000	USD	7/20/2017	JPM	Receive	3.33%	6.92%	Republic of Jamaica	4,500,000	USD	(508,959)
25,000,000	USD	12/20/2017	JPM	Receive	5.00%	5.89%	Government of Ukraine	25,000,000	USD	(619,633)
5,400,000	EUR	3/20/2018	DB	Receive	1.00%	4.49%	Republic of Macedonia	5,400,000	EUR	(1,007,139)
10,000,000	USD	12/20/2018	DB	Receive	0.44%	0.50%	United Kingdom Government	10,000,000	USD	(24,833)
10,000,000	USD	3/20/2019	DB	Receive	1.62%	2.68%	Republic of Italy	10,000,000	USD	(499,704)
30,000,000	USD	3/20/2019	DB	Receive	1.46%	0.41%	Republic of Austria	30,000,000	USD	1,847,773
20,000,000	USD	3/20/2019	DB	Receive	1.66%	2.68%	Republic of Italy	20,000,000	USD	(957,494)
10,000,000	USD	3/20/2019	DB	Receive	1.70%	2.68%	Republic of Italy	10,000,000	USD	(457,790)
30,000,000	USD	3/20/2019	DB	Receive	1.25%	0.52%	United Kingdom Government	30,000,000	USD	1,289,559
10,000,000	USD	3/20/2019	DB	Receive	1.35%	0.52%	United Kingdom Government	10,000,000	USD	487,604
6,000,000	USD	3/20/2020	BCLY	Receive	1.00%	3.26%	Republic of Croatia	6,000,000	USD	(740,295)
6,000,000	USD	6/20/2020	DB	Receive	1.00%	3.47%	Commonwealth of Bahamas	6,000,000	USD	(856,720)
30,000,000	USD	3/20/2023	JPM	Receive	1.00%	1.76%	Republic of Turkey	30,000,000	USD	(1,855,514)
200,000,000	USD	6/20/2023	DB	(Pay)	1.00%	3.62%	Republic of Croatia	N/A		38,826,331
160,000,000	EUR	6/20/2023	DB	Receive	1.00%	3.63%	Republic of Croatia	160,000,000	EUR	(41,282,496)
6,000,000	USD	6/20/2023	DB	Receive	1.00%	3.47%	Commonwealth of Bahamas	6,000,000	USD	(1,107,502)
3,000,000	USD	6/20/2023	DB	Receive	1.00%	3.47%	Commonwealth of Bahamas	3,000,000	USD	(553,751)
20,000,000	USD	9/20/2031	GS	(Pay)	1.00%	1.54%	United Mexican States	N/A		1,333,793

										$(2,778,702)

				Premiums to (Pay) Receive						$17,873,800

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap agreement, (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap agreement, (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of May 31, 2013, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
25,000,000	USD	6/20/2013	JPM	3 Month LIBOR +0.55	EMBI + Total Return Index	$(371,828)
50,000,000	USD	6/20/2013	JPM	3 Month LIBOR +0.55	EMBI + Total Return Index	(854,247)

						$(1,226,075)

			Premiums to (Pay) Receive			$—

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks.

EMBI - Emerging Markets Bond Index.

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

VRRB - Variable Rate Reduction Bond

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at May 31, 2013, which are subject to change based on the terms of the security.

¿	These securities are primarily backed by subprime mortgages.

*	Non-income producing security.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	Security is in default.

(c)	Security is linked to Argentina Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(e)	Security represents a judgment against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by the Fund. See “Other matters” in Notes to Financial Statements for additional information.
(f)	These Peru Trust securities are currently in default. See “Other matters” in Notes to Financial Statements for additional information.

(g)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements and forward currency contracts, and/or written options, if any.

(h)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(i)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

(j)	Repurchase Agreements have an open maturity date and can be closed by either party on demand.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

CHF - Swiss Franc

COP - Colombian Peso

DEM - Deutsche Mark

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

PEN - Peruvian Sol

USD - United States Dollar

ZAR - South African Rand

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($) / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 33.0%

		Canada — 2.6%
		Foreign Government Obligations
CAD	1,500,000	Government of Canada, 8.00%, due 06/01/23	2,225,194
CAD	2,000,000	Government of Canada, 1.50%, due 06/01/23	1,823,969

		Total Canada	4,049,163

		France — 2.9%
		Foreign Government Obligations
EUR	3,000,000	Government of France, 4.00%, due 10/25/38	4,540,402

		Italy — 3.8%
		Foreign Government Obligations
EUR	4,400,000	Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	5,967,098

		Japan — 8.6%
		Foreign Government Obligations
JPY	1,200,000,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	13,537,166

		Spain — 1.6%
		Foreign Government Obligations
EUR	2,000,000	Government of Spain, 4.70%, due 07/30/41	2,476,595

		United States — 13.5%
		U.S. Government
USD	3,079,440	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (a)	3,126,592
USD	10,000,000	U.S. Treasury Note, 1.63%, due 11/15/22 (b)	9,617,970
USD	10,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21	8,489,750

		Total United States	21,234,312

		TOTAL DEBT OBLIGATIONS (COST $51,076,513)	51,804,736

		MUTUAL FUNDS — 66.5%

		United States — 66.5%
		Affiliated Issuers
	792,733	GMO Emerging Country Debt Fund, Class IV	8,157,220
	7,873,225	GMO Short-Duration Collateral Fund	30,311,918
	1,098,093	GMO U.S. Treasury Fund	27,463,307
	1,467,757	GMO World Opportunity Overlay Fund	38,572,650

		TOTAL MUTUAL FUNDS (COST $102,553,048)	104,505,095

Principal Amount/ Shares		Description	Value ($)
		OPTIONS PURCHASED — 0.3%
		Currency Options
AUD	6,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.99, (OTC) (CP-BCLY)	291,600
JPY	600,000,000	USD Call/JPY Put, Expires 02/12/14, Strike 104.00, (OTC) (CP-BCLY)	150,181

		TOTAL OPTIONS PURCHASED (COST $245,673)	441,781

		SHORT-TERM INVESTMENTS — 2.1%

		Money Market Funds — 0.1%
	203,961	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (c)	203,961

		U.S. Government — 2.0%
	3,150,000	U.S. Treasury Bill, 0.06%, due 10/17/13 (b) (d)	3,149,285

		TOTAL SHORT-TERM INVESTMENTS (COST $3,351,829)	3,353,246

		TOTAL INVESTMENTS — 101.9% (Cost $157,227,063)	160,104,858
		Other Assets and Liabilities (net) — (1.9%)	(2,965,506)

		TOTAL NET ASSETS — 100.0%	$157,139,352

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/18/2013	CITI	AUD	12,700,000	USD	12,866,469	$724,217
06/18/2013	DB	AUD	3,000,000	USD	3,057,955	189,706
06/25/2013	CITI	CAD	5,300,000	USD	5,159,625	50,134
06/25/2013	DB	CAD	1,300,000	USD	1,266,288	13,016
07/23/2013	DB	CHF	9,400,000	USD	9,793,484	(41,458)
07/09/2013	CITI	GBP	1,400,000	USD	2,119,839	(6,815)
06/04/2013	BCLY	JPY	100,000,000	USD	1,076,790	81,320
06/04/2013	CITI	JPY	2,180,000,000	USD	21,468,632	(232,627)
06/04/2013	DB	JPY	120,000,000	USD	1,273,142	78,577
07/16/2013	CITI	NZD	500,000	USD	410,301	14,027
07/16/2013	DB	NZD	2,100,000	USD	1,722,183	57,835
07/02/2013	BCLY	SEK	11,600,000	USD	1,750,092	(130)
07/02/2013	DB	SEK	6,200,000	USD	931,952	(3,511)
06/04/2013	BCLY	USD	20,820,055	JPY	1,960,000,000	(1,308,831)
06/04/2013	CITI	USD	2,330,001	JPY	230,000,000	(40,419)
06/04/2013	DB	USD	2,127,667	JPY	210,000,000	(37,179)
06/11/2013	BCLY	USD	4,369,451	NOK	25,300,000	(59,519)
06/11/2013	DB	USD	4,162,324	NOK	24,200,000	(39,781)
06/18/2013	JPM	USD	19,646,257	AUD	18,700,000	(1,767,509)
06/25/2013	CITI	USD	9,946,031	CAD	10,100,000	(209,077)
06/25/2013	DB	USD	3,071,071	CAD	3,100,000	(82,501)
07/02/2013	CITI	USD	2,480,146	SEK	16,200,000	(35,870)
07/09/2013	CITI	USD	2,929,104	GBP	1,900,000	(42,930)
07/09/2013	DB	USD	9,338,880	GBP	6,000,000	(224,646)
07/16/2013	CITI	USD	10,106,016	NZD	12,100,000	(516,202)
07/23/2013	DB	USD	1,047,230	CHF	1,000,000	(960)
07/30/2013	CITI	USD	18,822,933	EUR	14,600,000	159,420
08/06/2013	CITI	USD	19,862,223	JPY	2,020,000,000	251,918

						$(3,029,795)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
11	Australian Government Bond 3 Yr.	June 2013	$1,157,467	$12,399
123	Canadian Government Bond 10 Yr.	September 2013	16,100,498	(165,330)
117	Euro BOBL	June 2013	19,110,181	(4,549)
132	Euro Dollar 90 Day	September 2013	32,896,050	13,300
41	U.S. Long Bond (CBT)	September 2013	5,741,281	(9,732)
154	U.S. Treasury Note 10 Yr. (CBT)	September 2013	19,899,688	(38,691)
111	U.S. Treasury Note 5 Yr. (CBT)	September 2013	13,587,961	(22,880)

			$108,493,126	$(215,483)

Sales
7	Australian Government Bond 10 Yr.	June 2013	$820,555	$20,083
24	Euro Bund	June 2013	4,469,956	15,463
3	Japanese Government Bond 10 Yr. (TSE)	June 2013	4,228,373	24,328
79	UK Gilt Long Bond	September 2013	13,870,784	2,704

			$23,389,668	$62,578

Written Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	JPY	600,000,000	2/12/2014	USD Call/JPY Put, Strike 110.00 (OTC) (CP-BCLY)	$85,942	$(70,999)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
21,000,000	USD	3/20/2014	DB	(Pay)	1.70%	1.12%	Republic of Italy	N/A	$(169,305)

Premiums to (Pay) Receive									$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap agreement, (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap agreement, (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of May 31, 2013, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
2,200,000	CHF	9/18/2023	BCLY	Receive	1.20%	6 Month CHF LIBOR	$(14,145)
1,300,000	CHF	9/18/2023	CITI	Receive	1.20%	6 Month CHF LIBOR	(8,359)
1,600,000	CHF	9/18/2023	DB	Receive	1.20%	6 Month CHF LIBOR	(10,287)
43,500,000	SEK	9/18/2023	BCLY	Receive	2.60%	3 Month SEK STIBOR	106,963
29,100,000	SEK	9/18/2020	DB	Receive	1.90%	3 Month SEK STIBOR	(70,545)
23,900,000	SEK	9/18/2020	CITI	Receive	1.90%	3 Month SEK STIBOR	(57,939)

							$(54,312)

						Premiums to (Pay) Receive	$15,105

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BOBL - Bundesobligationen

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

OTC - Over-the-Counter

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements and forward currency contracts, and/or written options, if any.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($) / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 35.4%

		Canada — 4.5%
		Foreign Government Obligations
CAD	3,000,000	Government of Canada, 3.50%, due 06/01/20	3,221,539

		France — 4.3%
		Foreign Government Obligations
EUR	2,000,000	Government of France, 4.00%, due 10/25/38	3,026,935

		Italy — 2.4%
		Foreign Government Obligations
EUR	1,250,000	Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	1,695,198

		Japan — 17.3%
		Foreign Government Obligations
JPY	250,000,000	Japan Government Thirty Year Bond, 2.20%, due 03/20/41	2,741,626
JPY	848,400,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	9,570,776

		Total Japan	12,312,402

		Spain — 1.9%
		Foreign Government Obligations
EUR	1,100,000	Government of Spain, 4.70%, due 07/30/41	1,362,127

		United States — 5.0%
		U.S. Government
USD	3,519,360	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (a) (b)	3,573,248

		TOTAL DEBT OBLIGATIONS (COST $26,651,930)	25,191,449

		MUTUAL FUNDS — 64.7%

		United States — 64.7%
		Affiliated Issuers
	298,907	GMO Emerging Country Debt Fund, Class IV	3,075,751
	3,980,527	GMO Short-Duration Collateral Fund	15,325,030
	464,406	GMO U.S. Treasury Fund	11,614,799
	611,477	GMO World Opportunity Overlay Fund	16,069,609

		TOTAL MUTUAL FUNDS (COST $39,846,936)	46,085,189

Principal Amount / Shares		Description	Value ($)
		OPTIONS PURCHASED — 0.3%
		Currency Options
AUD	3,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.99, (OTC) (CP-BCLY)	145,800
JPY	250,000,000	USD Call/JPY Put, Expires 02/12/14, Strike 104.00, (OTC) (CP-BCLY)	62,575

		TOTAL OPTIONS PURCHASED (COST $107,888)	208,375

		SHORT-TERM INVESTMENTS — 2.2%

		Money Market Funds — 0.5%
	358,145	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (c)	358,145

		Total Money Market Funds (COST $358,145)	358,145

		U.S. Government — 1.7%
	1,250,000	U.S. Treasury Bill, 0.06%, due 10/17/13 (a) (d)	1,249,716

		Total U.S. Government (COST $1,249,159)	1,249,716

		TOTAL SHORT-TERM INVESTMENTS (COST $1,607,304)	1,607,861

		TOTAL INVESTMENTS — 102.6% (Cost $68,214,058)	73,092,874
		Other Assets and Liabilities (net) — (2.6%)	(1,844,244)

		TOTAL NET ASSETS — 100.0%	$71,248,630

International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/18/2013	CITI	AUD	5,700,000	USD	5,777,484	$327,812
06/18/2013	DBL	AUD	1,300,000	USD	1,325,230	82,322
06/25/2013	CITI	CAD	3,100,000	USD	3,018,826	30,256
06/25/2013	DBL	CAD	600,000	USD	584,440	6,008
07/23/2013	DBL	CHF	4,200,000	USD	4,375,405	(18,931)
07/09/2013	CITI	GBP	500,000	USD	756,862	(2,658)
06/04/2013	CITI	JPY	1,440,000,000	USD	14,179,718	(155,059)
07/16/2013	CITI	NZD	200,000	USD	164,120	5,611
07/16/2013	DBL	NZD	1,000,000	USD	819,921	27,375
07/02/2013	BCLY	SEK	5,200,000	USD	784,462	(120)
07/02/2013	DBL	SEK	2,700,000	USD	405,850	(1,529)
06/04/2013	BCLY	USD	12,853,197	JPY	1,210,000,000	(808,003)
06/04/2013	CITI	USD	1,417,009	JPY	140,000,000	(23,351)
06/04/2013	DBL	USD	913,147	JPY	90,000,000	(17,223)
06/11/2013	BCLY	USD	451,481	NOK	2,600,000	(8,563)
06/11/2013	BCLY	USD	1,517,716	NOK	8,800,000	(18,609)
06/11/2013	DBL	USD	1,788,694	NOK	10,400,000	(17,022)
06/18/2013	JPM	USD	9,245,298	AUD	8,800,000	(831,769)
06/25/2013	CITI	USD	4,333,087	CAD	4,400,000	(91,246)
06/25/2013	DBL	USD	1,386,531	CAD	1,400,000	(36,854)
07/02/2013	CITI	USD	1,254,320	SEK	8,200,000	(17,094)
07/09/2013	CITI	USD	1,232,676	GBP	800,000	(17,445)
07/09/2013	DBL	USD	7,004,160	GBP	4,500,000	(168,485)
07/16/2013	CITI	USD	4,510,126	NZD	5,400,000	(230,374)
07/23/2013	DBL	USD	418,892	CHF	400,000	(384)
07/30/2013	CITI	USD	19,210,153	EUR	14,900,000	162,248
08/06/2013	CITI	USD	13,175,930	JPY	1,340,000,000	167,114

						$(1,655,973)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
7	Australian Government Bond 3 Yr.	June 2013	$736,570	$8,062
55	Canadian Government Bond 10 Yr.	September 2013	7,199,410	(73,928)
78	Euro BOBL	June 2013	12,740,121	(3,033)
19	Euro Bund	June 2013	3,538,715	(43,015)
76	U.S. Treasury Note 10 Yr. (CBT)	September 2013	9,820,625	(19,094)
4	U.S. Treasury Note 2 Yr. (CBT)	September 2013	880,562	(137)

			$34,916,003	$(131,145)

Sales
2	Australian Government Bond 10 Yr.	June 2013	$234,444	$5,738
38	Euro Dollar 90 Day	June 2013	9,473,400	(28,975)
2	Japanese Government Bond 10 Yr. (TSE)	June 2013	2,818,915	25,170
3	U.S. Long Bond (CBT)	September 2013	420,094	717
20	UK Gilt Long Bond	September 2013	3,511,591	685

			$16,458,444	$3,335

Written Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	JPY	250,000,000	2/12/2014	USD Call/JPY Put, Strike 110.00 (OTC) (CP-BCLY)	$35,809	$(29,583)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) ^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
9,000,000	USD	3/20/2014	DB	(Pay)	1.70%	1.12%	Republic of Italy	N/A		$(72,559)
6,000,000	USD	3/20/2019	DB	Receive	1.66%	2.68%	Republic of Italy	6,000,000	USD	(287,248)

										$(359,807)

Premiums to (Pay) Receive										$—

International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap agreement, (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, the Fund will either, depending on the terms of the terms of the particular swap agreement, (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of May 31, 2013, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e., higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
1,000,000	CHF	9/18/2023	BCLY	Receive	1.20%	6 Month CHF LIBOR	$(6,429)
700,000	CHF	9/18/2023	CITI	Receive	1.20%	6 Month CHF LIBOR	(4,501)
600,000	CHF	9/18/2023	DB	Receive	1.20%	6 Month CHF LIBOR	(3,858)
20,800,000	SEK	9/18/2023	BCLY	Receive	2.60%	3 Month SEK STIBOR	51,145
12,800,000	SEK	9/18/2020	DB	Receive	1.90%	3 Month SEK STIBOR	(31,030)
10,100,000	SEK	9/18/2020	CITI	Receive	1.90%	3 Month SEK STIBOR	(24,485)

							$(19,158)

Premiums to (Pay) Receive							$629

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CP - Counterparty

OTC - Over-the-Counter

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements and forward currency contracts, and/or written options, if any.
(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.
(c)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.
(d)	The rate shown represents yield-to-maturity.

International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

DBL - Deutsche Bank AG London

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 96.9%

	Asset-Backed Securities — 93.3%
	Airlines — 1.5%
13,458,600	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.68%, due 05/15/24	6,342,365
4,673,863	Continental Airlines, Inc., Series 99-1A, 6.55%, due 08/02/20	5,246,411

	Total Airlines	11,588,776

	Business Loans — 8.0%
1,804,298	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.55%, due 04/25/34	1,696,040
1,583,157	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.56%, due 01/25/35	1,456,505
6,597,815	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.58%, due 01/25/36	5,410,208
6,504,123	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.43%, due 07/25/37	5,138,257
23,229,734	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.49%, due 12/25/37	22,300,545
5,083,684	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 05/28/39	2,224,112
5,300,011	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.49%, due 05/28/39	2,027,254
8,313,855	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 02/28/40	5,927,778
1,696,194	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.49%, due 05/15/32	1,577,461
3,754,206	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.44%, due 11/15/33	3,453,870
4,873,001	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.44%, due 02/25/30	4,263,584
2,806,812	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.44%, due 09/25/30	2,455,960
3,112,433	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.04%, due 10/25/37	3,093,914

	Total Business Loans	61,025,488

	CMBS — 7.6%
256,415	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.32%, due 07/15/44	256,415

Par Value ($)	Description	Value ($)
	CMBS — continued
32,300,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.33%, due 12/15/20	31,331,000
9,732,107	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	9,938,915
2,057,039	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .35%, 1.10%, due 03/06/20	2,058,890
6,300,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	6,311,970
7,545,226	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.64%, due 05/12/39	7,772,337

	Total CMBS	57,669,527

	CMBS Collateralized Debt Obligations — 2.3%
4,398,348	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.07%, due 11/23/52	4,398
1,412,671	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.63%, due 06/28/19	1,384,418
16,926,452	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.52%, due 05/25/46	15,910,865

	Total CMBS Collateralized Debt Obligations	17,299,681

	Corporate Collateralized Debt Obligations — 4.5%
34,200,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.57%, due 06/20/13	34,203,420

	Insured Business Loans — 0.1%
1,600,773	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.63%, due 10/25/30	1,161,361

	Insured Other — 3.5%
1,182,500	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.50%, due 04/17/19	1,181,022
7,428,228	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.40%, due 09/15/41	7,109,557
7,055,486	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.40%, due 12/15/41	6,772,562
4,033,571	TIB Card Receivables Fund, Series 2005-B,144A, FGIC, 3 mo. LIBOR + .25%, 0.53%, due 01/05/14	3,690,717
2,988,000	Toll Road Investment Part II, Series 1999B, 144A, MBIA, due 02/15/30	1,120,500
26,300,000	Toll Road Investment Part II, Series C, 144A, MBIA, due 02/15/37	6,535,550

	Total Insured Other	26,409,908

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Asset-Backed Securities (United States) ¿ — 1.2%
1,630,888	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.61%, due 07/25/34	1,516,726
1,815,630	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.57%, due 12/25/33	1,688,536
498,534	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.52%, due 03/25/34	473,607
5,723,110	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.41%, due 11/25/35	5,265,261

	Total Insured Residential Asset-Backed Securities (United States)	8,944,130

	Insured Residential Mortgage-Backed Securities (United States) — 1.4%
368,322	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.53%, due 10/25/34	316,757
762,688	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.52%, due 01/25/35	570,109
6,885,186	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.35%, due 06/15/37	4,624,780
3,630,829	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.42%, due 10/25/34	3,105,448
136,237	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.65%, due 07/25/29	130,958
192,756	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.76%, due 08/15/30	158,541
322,703	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.63%, due 06/25/34	291,239
76,808	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.48%, due 12/25/32	65,287
1,512,526	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.38%, due 11/25/35	1,450,361

	Total Insured Residential Mortgage-Backed Securities (United States)	10,713,480

	Insured Time Share — 0.5%
3,573,066	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.20%, due 09/20/19	3,573,066

	Residential Asset-Backed Securities (United States) ¿ — 39.7%
977,554	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.58%, due 01/25/35	921,345

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
2,097,321	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.47%, due 02/25/36	786,496
3,094,956	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.37%, due 03/25/36	2,994,370
18,419,492	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.37%, due 10/25/36	10,130,721
4,268,747	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.35%, due 05/25/36	2,699,982
602,620	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.28%, due 06/25/36	331,441
8,689,959	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 04/25/36	8,081,662
3,003,836	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.51%, due 09/25/35	1,081,381
6,921,988	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.39%, due 06/25/36	2,561,135
8,046,114	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.53%, due 06/25/36	2,876,486
4,866,056	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.28%, due 01/25/37	1,703,119
2,495,995	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.26%, due 11/25/36	948,478
11,548,732	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.59%, due 05/25/37	577,437
2,065,273	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.23%, due 05/25/34	2,006,219
46,626,881	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 07/25/36	20,166,126
6,983,558	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.30%, due 09/25/36	2,758,505
9,532,883	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.38%, due 03/25/36	4,814,106
269,231	Argent Securities, Inc., Series 06-W4, Class A2B, 1 mo. LIBOR + .11%, 0.30%, due 05/25/36	92,212
7,631,336	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 06/25/36	2,705,547
7,977,737	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.34%, due 10/25/36	6,541,745

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
14,563,865	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.41%, due 05/25/37	13,231,271
2,857,590	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.30%, due 11/25/36	1,894,011
8,043,179	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.39%, due 11/25/36	1,525,791
1,600,902	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.51%, due 02/25/37	723,448
79,983	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.31%, due 02/25/37	79,863
38,100,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.39%, due 02/25/37	35,539,680
5,965,793	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.35%, due 06/25/36	5,891,220
78,868	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.73%, due 04/25/33	76,778
11,147,255	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.35%, due 12/25/36	5,350,682
28,620,327	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.33%, due 02/25/37	26,731,385
408,405	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.49%, due 04/25/34	298,774
8,932,878	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.35%, due 04/25/36	6,878,316
3,427,328	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.39%, due 05/25/36	1,805,238
1,243,256	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.29%, due 08/25/36	482,539
18,526,986	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.35%, due 08/25/36	7,318,159
12,388,032	GE-WMC Mortgage Securities, Series 06-1, Class A2B, 1 mo. LIBOR + .15%, 0.34%, due 08/25/36	5,326,854
2,084,012	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.51%, due 01/20/35	2,037,121
1,819,197	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.49%, due 01/20/35	1,791,909
6,279,334	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.36%, due 01/20/36	6,153,747
24,841,966	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.31%, due 12/25/36	12,232,184

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
1,101,107	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.44%, due 10/25/35	1,081,838
13,551,622	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.34%, due 03/25/36	10,163,716
10,142,234	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 06/25/36	5,781,073
19,624,577	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 08/25/36	7,604,524
12,737,345	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.35%, due 10/25/36	7,292,130
5,219,453	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.51%, due 03/25/36	1,069,988
4,145,089	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.31%, due 02/25/37	1,865,290
1,509,295	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 0.99%, due 08/25/34	1,433,830
31,324,557	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.42%, due 02/25/37	14,800,853
10,511,037	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, 1 mo. LIBOR + .16%, 0.35%, due 04/25/36	6,832,174
1,448,609	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.29%, due 04/25/37	1,028,513
8,591,824	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 11/25/36	3,952,239
5,281,521	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.45%, due 12/25/35	2,436,894
3,278,242	RAAC Series Trust, Series 06-SP1, Class A2, 1 mo. LIBOR + .19%, 0.38%, due 09/25/45	3,172,355
362,308	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, 1 mo. LIBOR + .29%, 0.48%, due 10/25/33	359,844
1,627,310	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.44%, due 01/25/36	1,611,037
236,691	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.73%, due 03/25/35	166,091
249,506	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.45%, due 10/25/35	248,583
16,357,859	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 06/25/37	9,840,888

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
4,055,902	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.39%, due 01/25/36	3,974,784
1,211,865	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.77%, due 11/25/35	1,201,261
13,291,301	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.59%, due 06/25/37	6,379,824

	Total Residential Asset-Backed Securities (United States)	302,445,212

	Residential Mortgage-Backed Securities (Australian) — 6.2%
1,546,255	Crusade Global Trust, Series 04-2, Class A1, 3 mo. LIBOR + .13%, 0.40%, due 11/19/37	1,544,589
3,679,941	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.34%, due 07/20/38	3,633,390
5,988,397	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.34%, due 04/19/38	5,862,060
961,566	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.78%, due 09/27/35	919,132
9,541,902	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.68%, due 03/14/36	9,108,700
610,219	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.68%, due 12/08/36	590,692
980,106	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.57%, due 05/27/38	923,260
843,493	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.36%, due 05/10/36	839,327
4,135,915	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.33%, due 06/14/37	4,076,015
836,376	Medallion Trust, Series 07-1G, Class A1, 3 mo. LIBOR + .04%, 0.31%, due 02/27/39	833,866
4,228,691	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.35%, due 10/20/37	4,199,453
5,274,988	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.41%, due 02/21/38	5,167,378
5,042,928	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.40%, due 06/12/40	5,042,192
420,641	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.42%, due 01/12/37	420,263
3,927,396	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.32%, due 05/21/38	3,903,596

	Total Residential Mortgage-Backed Securities (Australian)	47,063,913

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — 7.3%
8,303,309	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.50%, due 09/20/66	7,753,954
16,375,416	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .20%, 0.48%, due 01/13/39	15,944,743
2,464,223	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.28%, due 12/20/54	2,419,867
1,258,522	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .28%, 0.56%, due 09/20/44	1,249,712
5,698,539	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.40%, due 12/10/43	5,556,075
2,873,717	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.56%, due 12/21/37	2,945,560
5,900,796	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.70%, due 05/15/34	5,332,549
10,043,535	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.50%, due 11/15/38	8,907,410
5,850,283	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .20%, 0.48%, due 09/15/39	5,202,072

	Total Residential Mortgage-Backed Securities (European)	55,311,942

	Residential Mortgage-Backed Securities (United States) — 0.2%
429,115	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.49%, due 08/25/35	320,763
1,832,171	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.44%, due 02/26/34	1,603,150

	Total Residential Mortgage-Backed Securities (United States)	1,923,913

	Student Loans — 9.2%
20,300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.53%, due 01/25/24	19,792,500
7,357,271	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.36%, due 12/23/19	7,346,676
6,843,574	SLM Student Loan Trust, Series 05-1, Class A2, 3 mo. LIBOR + .08%, 0.36%, due 04/27/20	6,811,396
13,759,820	SLM Student Loan Trust, Series 05-3, Class A4, 3 mo. LIBOR + .07%, 0.35%, due 04/27/20	13,736,703
9,002,099	SLM Student Loan Trust, Series 07-2, Class A2, 3 mo. LIBOR + .00%, 0.28%, due 07/25/17	8,988,056

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($) Shares	Description	Value ($)
	Student Loans — continued
2,817,792	SLM Student Loan Trust, Series 07-6, Class A2, 3 mo. LIBOR + .25%, 0.53%, due 01/25/19	2,822,582
10,800,000	SLM Student Loan Trust, Series 08-6, Class A3, 3 mo. LIBOR + .75%, 1.03%, due 01/25/19	10,950,188

	Total Student Loans	70,448,101

	Time Share — 0.1%
955,116	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.20%, due 02/20/20	974,666

	Total Asset-Backed Securities	710,756,584

	U.S. Government Agency — 3.6%
11,850,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR – .02%, 0.40%, due 02/01/25 (a)	11,096,150
10,125,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR + .15%, 0.57%, due 10/29/26 (a)	9,488,172
126,683	Agency for International Development Floater (Support of Peru), Series A, 6 mo. U.S. Treasury Bill + .35%, 0.43%, due 05/01/14 (a)	125,748
7,402,500	Agency for International Development Floater (Support of Tunisia), 6 mo. LIBOR, 0.42%, due 07/01/23 (a)	7,000,973

	Total U.S. Government Agency	27,711,043

	TOTAL DEBT OBLIGATIONS (COST $985,822,378)	738,467,627

	SHORT-TERM INVESTMENTS — 3.0%

	Money Market Funds — 3.0%
23,145,486	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (b)	23,145,486

	TOTAL SHORT-TERM INVESTMENTS (COST $23,145,486)	23,145,486

	TOTAL INVESTMENTS — 99.9% (Cost $1,008,967,864)	761,613,113
	Other Assets and Liabilities (net) — 0.1%	417,642

	TOTAL NET ASSETS — 100.0%	$762,030,755

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

RMBS - Residential Mortgage Backed Security

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at May 31, 2013, which are subject to change based on the terms of the security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.1%

	Affiliated Issuers — 100.1%
10,319,688	GMO Short-Duration Collateral Fund	39,730,800

	TOTAL MUTUAL FUNDS (COST $30,876,725)	39,730,800

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
1,986	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (a)	1,986

	TOTAL SHORT-TERM INVESTMENTS (COST $1,986)	1,986

	TOTAL INVESTMENTS — 100.1% (Cost $30,878,711)	39,732,786
	Other Assets and Liabilities (net) — (0.1%)	(32,079)

	TOTAL NET ASSETS — 100.0%	$39,700,707

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($) Shares/ Principal Amount		Description	Value ($)
		DEBT OBLIGATIONS — 22.0%

		United States — 22.0%

		U.S. Government — 22.0%
	78,305,760	U.S. Treasury Inflation Indexed Note, 1.25% , due 04/15/14 (a)	79,504,778
	150,000,000	U.S. Treasury Note, 1.75% , due 01/31/14	151,617,150
	169,000,000	U.S. Treasury Note, 2.38% , due 02/28/15	175,159,205

		TOTAL DEBT OBLIGATIONS (COST $406,711,797)	406,281,133

		MUTUAL FUNDS — 74.4%

		United States — 74.4%
		Affiliated Issuers
	6,939,686	GMO Emerging Country Debt Fund, Class IV	71,409,369
	105,394,919	GMO Short-Duration Collateral Fund	405,770,439
	17,389,294	GMO U.S. Treasury Fund	434,906,244
	17,647,482	GMO World Opportunity Overlay Fund	463,775,825

		TOTAL MUTUAL FUNDS (COST $1,321,493,839)	1,375,861,877

		OPTIONS PURCHASED — 0.3%

		Currency Options — 0.3%
AUD	68,000,000	USD Call/AUD Put, Expires 10/02/13, Strike 0.99, (OTC) (CP-BCLY)	3,304,798
JPY	6,300,000,000	USD Call/JPY Put, Expires 02/12/14, Strike 104.00, (OTC) (CP-BCLY)	1,576,897

		TOTAL OPTIONS PURCHASED (COST $2,634,812)	4,881,695

		SHORT-TERM INVESTMENTS — 3.5%

		Money Market Funds — 0.1%
	2,450,199	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (b)	2,450,199

		U.S. Government — 3.4%
	15,350,000	U.S. Treasury Bill, 0.06%, due 10/17/13 (c)(d)	15,346,516
	35,000,000	U.S. Treasury Bill, 0.07%, due 01/09/14 (c)(d)	34,984,495

Par Value ($)	Description	Value ($)
	U.S. Government — continued
12,150,000	U.S. Treasury Bill, 0.10%, due 03/06/14 (d)	12,140,693

	Total U.S. Government	62,471,704

	TOTAL SHORT-TERM INVESTMENTS (COST $64,898,698)	64,921,903

	TOTAL INVESTMENTS — 100.2% (Cost $1,795,739,146)	1,851,946,608
	Other Assets and Liabilities (net) — (0.2%)	(4,246,227)

	TOTAL NET ASSETS — 100.0%	$1,847,700,381

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/18/2013	CITI	AUD	143,400,000	USD	145,333,848	$8,231,574
06/18/2013	DB	AUD	35,200,000	USD	35,901,460	2,247,346
06/25/2013	CITI	CAD	42,000,000	USD	40,867,423	377,117
06/25/2013	DB	CAD	15,600,000	USD	15,195,451	156,195
07/23/2013	DB	CHF	111,200,000	USD	115,826,139	(519,138)
07/30/2013	CITI	EUR	103,900,000	USD	133,945,594	(1,141,149)
07/09/2013	CITI	GBP	14,000,000	USD	21,199,960	(66,584)
07/09/2013	DB	GBP	15,000,000	USD	23,347,200	561,616
06/04/2013	BCLY	JPY	2,380,000,000	USD	25,281,496	1,589,295
06/04/2013	CITI	JPY	870,000,000	USD	8,649,575	(11,019)
08/06/2013	CITI	JPY	1,790,000,000	USD	17,600,683	(223,234)
06/04/2013	DB	JPY	740,000,000	USD	7,851,042	484,560
07/16/2013	CITI	NZD	4,400,000	USD	3,610,644	123,439
07/16/2013	DB	NZD	21,300,000	USD	17,471,173	589,928
07/02/2013	BCLY	SEK	132,400,000	USD	19,973,727	(2,944)
07/02/2013	DB	SEK	69,200,000	USD	10,401,792	(39,188)
06/11/2013	BCLY	USD	51,933,301	NOK	300,700,000	(708,147)
06/04/2013	CITI	USD	19,308,494	JPY	1,960,000,000	202,730
06/25/2013	CITI	USD	112,181,909	CAD	113,930,000	(2,347,136)
07/02/2013	CITI	USD	20,684,476	SEK	134,800,000	(345,689)
07/09/2013	CITI	USD	30,685,728	GBP	19,900,000	(456,854)
07/16/2013	CITI	USD	113,421,025	NZD	135,800,000	(5,793,181)
07/30/2013	CITI	USD	12,550,316	EUR	9,700,000	61,247
06/04/2013	DB	USD	20,588,365	JPY	2,030,000,000	(380,311)
06/11/2013	DB	USD	45,418,799	NOK	264,100,000	(428,565)
06/25/2013	DB	USD	37,804,512	CAD	38,170,000	(1,006,537)
07/23/2013	DB	USD	12,462,038	CHF	11,900,000	(11,419)
06/18/2013	JPM	USD	202,556,066	AUD	192,800,000	(18,223,300)

						$(17,079,348)

Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
1,635	Canadian Government Bond 10 Yr.	September 2013	$214,018,818	$(2,197,686)
2,069	U.S. Treasury Note 10 Yr. (CBT)	September 2013	267,353,594	(519,816)

			$481,372,412	$(2,717,502)

Sales
148	Australian Government Bond 10 Yr.	June 2013	$17,348,867	$385,288
2	Euro BOBL	June 2013	326,670	78
260	Euro Bund	June 2013	48,424,522	245,701
262	Japanese Government Bond 10 Yr. (TSE)	June 2013	369,277,886	6,368,178
61	U.S. Long Bond (CBT)	September 2013	8,541,906	14,590
201	U.S. Treasury Note 2 Yr. (CBT)	September 2013	44,248,266	8,819
1,650	UK Gilt Long Bond	September 2013	289,706,243	56,478

			$777,874,360	$7,079,132

Written Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	JPY	6,300,000,000	2/12/2014	USD Call/JPY Put, Strike 110.00 (OTC) (CP-BCLY)	$902,391	$(745,489)

Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
800,000	CHF	9/18/2023	BCLY	(Pay)	1.20%	6 Month CHF LIBOR	$5,144
32,000,000	CHF	9/18/2023	CITI	Receive	1.20%	6 Month CHF LIBOR	(205,748)
28,500,000	CHF	9/18/2023	DB	Receive	1.20%	6 Month CHF LIBOR	(183,245)
100,000,000	NZD	7/14/2015	BCLY	Receive	4.87%	3 Month NZD Bank Bill Rate	3,008,409
100,000,000	NZD	7/15/2015	BCLY	Receive	4.86%	3 Month NZD Bank Bill Rate	2,996,035
100,000,000	NZD	7/15/2015	CITI	Receive	4.85%	3 Month NZD Bank Bill Rate	2,983,956
470,400,000	SEK	9/18/2023	BCLY	Receive	2.60%	3 Month SEK STIBOR	1,156,674
384,300,000	SEK	9/18/2020	CITI	Receive	1.90%	3 Month SEK STIBOR	(931,633)
211,700,000	SEK	9/18/2020	DB	Receive	1.90%	3 Month SEK STIBOR	(513,211)

							$8,316,381

						Premiums to (Pay) Receive	$(99,813)

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

Notes to Schedule of Investments:

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

(c)	All or a portion of this security has been pledged to cover margin requirements on open financial futures contracts and/or collateral on open swap agreements.

(d)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value $/ Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 103.2%

	U.S. Government — 103.2%
295,900,000	U.S. Treasury Bill, 0.13%, due 07/05/13 (a)	295,875,835
662,350,000	U.S. Treasury Bill, 0.07%, due 07/11/13 (a)	662,298,887
162,000,000	U.S. Treasury Bill, 0.10%, due 07/18/13 (a)	161,978,707
234,900,000	U.S. Treasury Bill, 0.07%, due 07/25/13 (a)	234,875,908
93,000,000	U.S. Treasury Bill, 0.03%, due 08/08/13 (a)	92,995,350
28,500,000	U.S. Treasury Bill, 0.03%, due 08/15/13 (a)	28,498,404
500,000,000	U.S. Treasury Bill, 0.05%, due 10/03/13 (a)	499,915,434
100,000,000	U.S. Treasury Bill, 0.05%, due 10/10/13 (a)	99,980,300
178,500,000	U.S. Treasury Bill, 0.06%, due 10/17/13 (a)	178,459,480
106,500,000	U.S. Treasury Bill, 0.06%, due 10/31/13 (a)	106,472,310
382,600,000	U.S. Treasury Bill, 0.07%, due 11/14/13 (a)	382,477,948
281,500,000	U.S. Treasury Bill, 0.08%, due 11/21/13 (a)	281,399,786
114,000,000	U.S. Treasury Bill, 0.07%, due 11/29/13 (a)	113,961,696
215,555,000	U.S. Treasury Note, 0.13%, due 09/30/13	215,580,220

	Total U.S. Government	3,354,770,265

	Money Market Funds — 0.0%
233,552	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (b)	233,552

	TOTAL SHORT-TERM INVESTMENTS (COST $3,354,801,668)	3,355,003,817

	TOTAL INVESTMENTS — 103.2% (Cost $3,354,801,668)	3,355,003,817
	Other Assets and Liabilities (net) — (3.2%)	(104,832,905)

	TOTAL NET ASSETS — 100.0%	$3,250,170,912

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 87.0%

	Asset-Backed Securities — 22.5%

	Business Loans — 1.9%
989,473	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.56%, due 01/25/35	910,316
1,434,308	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.58%, due 01/25/36	1,176,132
6,700,885	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.49%, due 12/25/37	6,432,849
3,052,744	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 02/28/40	2,176,606
949,860	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.44%, due 11/15/33	873,871
1,173,951	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.44%, due 02/25/30	1,027,136
774,293	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.44%, due 09/25/30	677,507
309,307	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.04%, due 10/25/37	307,467

	Total Business Loans	13,581,884

	CMBS — 2.1%
69,809	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.32%, due 07/15/44	69,809
11,500,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.33%, due 12/15/20	11,155,000
2,146,788	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	2,192,408
1,509,045	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.64%, due 05/12/39	1,554,468

	Total CMBS	14,971,685

	CMBS Collateralized Debt Obligations — 0.5%
6,777,455	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.07%, due 11/23/52	6,778
4,028,621	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.52%, due 05/25/46	3,786,903

	Total CMBS Collateralized Debt Obligations	3,793,681

	Corporate Collateralized Debt Obligations — 0.7%
4,800,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.57%, due 06/20/13	4,800,480

Par Value ($)	Description	Value ($)
	Insured Other — 1.3%
2,448,241	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .18%, 0.38%, due 08/18/21	2,408,579
2,120,197	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.40%, due 09/15/41	2,029,241
1,646,280	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.40%, due 12/15/41	1,580,264
751,191	TIB Card Receivables Fund, Series 2005-B,144A, FGIC, 3 mo. LIBOR + .25%, 0.53%, due 01/05/14	687,340
9,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	2,286,200

	Total Insured Other	8,991,624

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.7%
5,440,823	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.61%, due 07/25/34	5,059,965

	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
366,673	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.38%, due 11/25/35	351,603

	Insured Time Share — 0.2%
1,101,974	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.20%, due 09/20/19	1,101,974

	Residential Asset-Backed Securities (United States) ¿ — 11.3%
8,529,223	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.37%, due 10/25/36	4,691,073
8,609,845	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.35%, due 05/25/36	5,445,727
130,296	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.28%, due 06/25/36	71,663
628,253	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.51%, due 09/25/35	226,171
1,685,743	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.39%, due 06/25/36	623,725
1,832,828	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.53%, due 06/25/36	655,236
996,031	ACE Securities Corp., Series 06-SL4, Class A1, 1 mo. LIBOR + .12%, 0.31%, due 09/25/36	224,107
3,981,960	ACE Securities Corp., Series 07-ASL1, Class A2, 1 mo. LIBOR + .17%, 0.36%, due 12/25/36	726,708

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
911,935	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.26%, due 11/25/36	346,535
9,029,617	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 07/25/36	3,905,309
5,028,162	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.30%, due 09/25/36	1,986,124
1,676,111	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.38%, due 03/25/36	846,436
1,828,341	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 06/25/36	648,204
2,132,663	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.34%, due 10/25/36	1,748,783
3,612,297	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.41%, due 05/25/37	3,281,772
2,031,299	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.30%, due 11/25/36	1,346,345
5,109,784	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.39%, due 11/25/36	969,326
562,817	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.51%, due 02/25/37	254,337
1,211,802	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.35%, due 06/25/36	1,196,654
2,395,278	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.35%, due 12/25/36	1,149,733
5,243,133	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 11/25/36	5,085,839
6,413,483	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.33%, due 02/25/37	5,990,193
4,091,279	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.35%, due 08/25/36	1,616,055
750,244	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.51%, due 01/20/35	733,364
287,242	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.49%, due 01/20/35	282,933
5,745,761	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.31%, due 12/25/36	2,829,213
142,496	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.44%, due 10/25/35	140,003
2,851,609	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.34%, due 03/25/36	2,138,707
2,423,366	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 06/25/36	1,381,318

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
5,190,528	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 08/25/36	2,011,330
2,742,067	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.35%, due 10/25/36	1,569,834
1,091,656	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.51%, due 03/25/36	223,789
1,858,830	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, 1 mo. LIBOR + .28%, 0.47%, due 01/25/47	1,099,498
2,080,126	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 11/25/36	956,858
8,688,714	Nationstar Home Equity Loan Trust, Series 06-B, Class AV3, 1 mo. LIBOR + .17%, 0.36%, due 09/25/36	8,457,920
9,100,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.34%, due 07/25/36	5,750,062
1,386,399	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.45%, due 12/25/35	639,685
1,215,596	Saxon Asset Securities Trust, Series 06-3, Class A2, 1 mo. LIBOR + .11%, 0.30%, due 10/25/46	1,200,401
8,529,430	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.35%, due 07/25/36	3,966,185
65,151	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.45%, due 10/25/35	64,910
3,443,760	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 06/25/37	2,071,766
986,571	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.39%, due 01/25/36	966,839
195,599	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.77%, due 11/25/35	193,888

	Total Residential Asset-Backed Securities (United States)	79,714,558

	Residential Mortgage-Backed Securities (Australian) — 1.0%
1,093,568	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.34%, due 07/20/38	1,079,734
2,676,874	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.68%, due 03/14/36	2,555,343
1,127,578	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.68%, due 12/08/36	1,091,495
702,911	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.36%, due 05/10/36	699,439
1,502,370	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.41%, due 02/21/38	1,471,722

	Total Residential Mortgage-Backed Securities (Australian)	6,897,733

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)/ Principal Amount		Description	Value ($)
		Residential Mortgage-Backed Securities (European) — 2.4%
	5,806,073	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.50%, due 09/20/66	5,421,938
	3,030,515	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .20%, 0.48%, due 01/13/39	2,950,813
	1,737,940	Granite Master Issuer Plc, Series 06-3, Class A3, 1 mo. LIBOR + .08%, 0.28%, due 12/20/54	1,702,282
	2,569,929	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.40%, due 12/10/43	2,505,681
	2,643,035	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.50%, due 11/15/38	2,344,055
	2,408,940	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .20%, 0.48%, due 09/15/39	2,142,030

		Total Residential Mortgage-Backed Securities (European)	17,066,799

		Student Loans — 0.4%
	3,100,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.53%, due 01/25/24	3,022,500

		Total Asset-Backed Securities	159,354,486

		Foreign Government Obligations — 6.4%
GBP	25,000,000	U.K. Treasury Bond, 4.25%, due 12/07/46 (a)	44,913,432

		U.S. Government — 58.0%
	265,931,640	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (b) (c)	270,003,585
	65,000,000	U.S. Treasury Strip Coupon, due 05/15/22	54,001,480
	105,000,000	U.S. Treasury Strip Coupon, due 08/15/22	86,372,790

		Total U.S. Government	410,377,855

		U.S. Government Agency — 0.1%
	800,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	878,800

		TOTAL DEBT OBLIGATIONS (COST $654,293,036)	615,524,573

		OPTIONS PURCHASED — 1.8%

		Currency Options — 0.0%
EUR	3,000,000	EUR Call/CHF Put, Expires 06/18/15, Strike 1.56, (OTC) (CP – JPM)	58,489

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — 1.8%
AUD	40,000,000	AUD Swaption Put, Expires 04/16/14, Strike 4.07%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay a rate of 4.07% and will receive 6 month AUD BBSW, maturing on 04/17/24. (OTC) (CP – BCYL)	1,233,408
AUD	40,000,000	AUD Swaption Call, Expires 04/16/14, Strike 4.07%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay 6 month AUD BBSW and will receive a rate of 4.07%, maturing on 04/17/24. (OTC) (CP – BCYL)	848,483
AUD	40,000,000	AUD Swaption Call, Expires 04/16/14, Strike 4.08%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay 6 month AUD BBSW and will receive a rate of 4.08%, maturing on 04/17/24. (OTC) (CP – MSCI)	863,374
AUD	40,000,000	AUD Swaption Put, Expires 04/16/14, Strike 4.08%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay a rate of 4.08% and will receive 6 month AUD BBSW, maturing on 04/17/24. (OTC) (CP – MSCI)	1,217,483
AUD	10,000,000	AUD Swaption Put, Expires 04/22/14, Strike 4.08%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 10,000,000 AUD in which it will pay a rate of 4.08% and will receive 6 month AUD BBSW, maturing on 04/24/24. (OTC) (CP – MSCI)	310,649
AUD	10,000,000	AUD Swaption Call, Expires 04/22/14, Strike 4.08%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 10,000,000 AUD in which it will pay 6 month AUD BBSW and will receive a rate of 4.08%, maturing on 04/24/24. (OTC) (CP – MSCI)	214,130
JPY	4,000,000,000	JPY Swaption Call, Expires 03/17/14, Strike 1.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,000,000,000 JPY in which it will pay 6 month JPY LIBOR and will receive a rate of 1.75%, maturing on 03/19/34. (OTC) (CP – MSCI)	1,260,783
JPY	4,000,000,000	JPY Swaption Put, Expires 03/17/14, Strike 1.75%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,000,000,000 JPY in which it will pay a rate of 1.75% and will receive 6 month JPY LIBOR, maturing on 03/19/34. (OTC) (CP – MSCI)	1,697,954

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Principal Amount		Description	Value ($)
		Options on Interest Rate Swaps — continued
JPY	4,000,000,000	JPY Swaption Call, Expires 05/19/14, Strike 1.87%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,000,000,000 JPY in which it will pay 6 month JPY LIBOR and will receive a rate of 1.87%, maturing on 05/21/34. (OTC) (CP – MSCI)	1,764,731
JPY	4,000,000,000	JPY Swaption Put, Expires 05/19/14, Strike 1.87%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,000,000,000 JPY in which it will pay a rate of 1.87% and will receive 6 month JPY LIBOR, maturing on 05/19/34. (OTC) (CP – MSCI)	1,485,083
JPY	2,000,000,000	JPY Swaption Put, Expires 03/14/14, Strike 1.72%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,000,000,000 JPY in which it will pay a rate of 1.72% and will receive 6 month JPY LIBOR, maturing on 03/18/34. (OTC) (CP -CITI)	897,994
JPY	2,000,000,000	JPY Swaption Call, Expires 03/14/14, Strike 1.72%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,000,000,000 JPY in which it will pay 6 month JPY LIBOR and will receive a rate of 1.72%, maturing on 03/18/34. (OTC) (CP – CITI)	574,606
USD	200,000,000	USD Swaption Call, Expires 10/28/13, Strike 2.50%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 200,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.50%, maturing on 10/30/23. (OTC) (CP – CITI)	22,200

Principal Amount / Shares		Description	Value ($)
		Options on Interest Rate Swaps — continued
USD	200,000,000	USD Swaption Call, Expires 10/28/13, Strike 3.10%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 200,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 3.10%, maturing on 10/30/23. (OTC) (CP – CITI)	479,800

		Total Options on Interest Rate Swaps	12,870,678

		TOTAL OPTIONS PURCHASED (COST $17,251,426)	12,929,167

		SHORT-TERM INVESTMENTS — 25.6%

		Money Market Funds — 5.8%
	34,613,725	State Street Institutional Liquid Reserves Fund-Institutional Class, 0.10% (d)	34,613,725
	6,506,698	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (e)	6,506,698

		Total Money Market Fund	41,120,423

		U.S. Government — 19.8%
	100,000,000	U.S. Treasury Bill, 0.07%, due 01/09/14 (f)	99,955,700
	40,000,000	U.S. Treasury Bill, 0.07%, due 11/14/13 (f)	39,987,240

		Total U.S. Government	139,942,940

		TOTAL SHORT-TERM INVESTMENTS (COST $181,017,498)	181,063,363

		TOTAL INVESTMENTS — 114.4% (Cost $852,561,960)	809,517,103
		Other Assets and Liabilities (net) — (14.4%)	(101,902,307)

		TOTAL NET ASSETS — 100.0%	$707,614,796

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Reverse Repurchase Agreements

Face Value		Description	Market Value
GBP	29,651,225	Barclays Bank, 0.52%, dated 05/21/13, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 06/24/13.	$(45,057,224)

			$(45,057,224)

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Average balance outstanding	$(45,078,630)
Average interest rate	0.52%
Maximum balance outstanding	$(47,276,342)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Written Options

A summary of open written option contracts for the fund at May 31, 2013 is as follows:

Currency Options

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	EUR	3,000,000	6/14/2013	EUR Call/CHF Put, Strike 1.56	$1,097,998	$—

Options on Interest Rate Swaps

Principal Amount			Expiration Date	Description	Premiums	Market Value
Call	AUD	40,000,000	7/16/2013	Interest Rate Swaption, Strike 3.92%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay 6 month AUD BBSWand will receive a rate of 3.92%, maturing on 07/17/23. (OTC) (CP – BCLY)	$607,068	$(299,021)
Call	AUD	40,000,000	7/16/2013	Interest Rate Swaption, Strike 3.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay 6 month AUD BBSW and will receive a rate of 3.93%, maturing on 07/17/23. (OTC) (CP – MSCI)	623,700	(312,764)
Put	AUD	40,000,000	7/16/2013	Interest Rate Swaption, Strike 3.92%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay a rate of 3.92% and will receive 6 month AUD BBSW, maturing on 07/17/23. (OTC) (CP – BCLY)	607,068	(529,823)
Put	AUD	40,000,000	7/16/2013	Interest Rate Swaption, Strike 3.93%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 40,000,000 AUD in which it will pay a rate of 3.93% and will receive 6 month AUD BBSW, maturing on 07/17/23. (OTC) (CP – MSCI)	623,700	(511,754)
Call	AUD	10,000,000	7/19/2013	Interest Rate Swaption, Strike 3.92%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 10,000,000 AUD in which it will pay 6 month AUD BBSW and will receive a rate of 3.92%, maturing on 07/23/23. (OTC) (CP – MSCI)	154,328	(76,583)
Put	AUD	10,000,000	7/19/2013	Interest Rate Swaption, Strike 3.92%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 10,000,000 AUD in which it will pay a rate of 3.92% and will receive 6 month AUD BBSW, maturing on 07/23/23. (OTC) (CP – MSCI)	154,328	(137,471)
Call	JPY	2,000,000,000	6/14/2013	Interest Rate Swaption, Strike 1.63%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,000,000,000 JPY in which it will pay 6 month JPY LIBOR and will receive a rate of 1.63%, maturing on 06/18/33. (OTC) (CP – CITI)	431,864	(72,928)
Put	JPY	2,000,000,000	6/14/2013	Interest Rate Swaption, Strike 1.63%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 2,000,000,000 JPY in which it will pay a rate of 1.63% and will receive 6 month JPY LIBOR and, maturing on 06/18/33. (OTC) (CP – CITI)	431,864	(439,879)
Call	JPY	4,000,000,000	6/17/2013	Interest Rate Swaption, Strike 1.66%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,000,000,000 JPY in which it will pay 6 month JPY LIBOR and will receive a rate of 1.66%, maturing on 06/19/33. (OTC) (CP –MSCI)	874,489	(244,846)

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Principal Amount			Expiration Date	Description	Premiums	Market Value
Put	JPY	4,000,000,000	6/17/2013	Interest Rate Swaption, Strike 1.66%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,000,000,000 JPY in which it will pay a rate of 1.66% and will receive 6 month JPY LIBOR and, maturing on 06/19/33. (OTC) (CP – MSCS)	874,489	(766,831)
Call	JPY	4,000,000,000	8/19/2013	Interest Rate Swaption, Strike 1.78%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,000,000,000 JPY in which it will receive 6 month JPY LIBOR and will pay a rate of 1.78%, maturing on 08/21/33. (OTC) (CP – MSCI)	857,821	(1,021,154)
Put	JPY	4,000,000,000	8/19/2013	Interest Rate Swaption, Strike 1.78%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 4,000,000,000 JPY in which it will pay a rate of 1.78% and will receive 6 month JPY LIBOR and, maturing on 08/21/33. (OTC) (CP – MSCI)	857,821	(838,664)
Call	USD	400,000,000	10/28/2013	Interest Rate Swaption, Strike 2.80%, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 400,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate of 2.80%, maturing on 10/30/23. (OTC) (CP – CITI)	2,560,000	(262,400)

				Total Options on Interest Rate Swaps	$9,658,540	$(5,514,118)

				Total Written Options	$10,756,538	$(5,514,118)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
150,000,000	CHF	6/14/2013	BCLY	(Pay)	(0.10)%	3 Month CHF LIBOR	$5,874
72,500,000	CHF	6/19/2015	BCLY	Receive	0.05%	6 Month CHF LIBOR	(147,209)
62,000,000	EUR	6/19/2015	BCLY	(Pay)	0.50%	6 Month EURIBOR	(70,192)
6,900,000,000	JPY	6/19/2015	BCLY	Receive	0.20%	6 Month JPY LIBOR	(120,862)
109,000,000	USD	6/19/2015	BCLY	(Pay)	0.50%	3 Month USD LIBOR	(27,450)
98,000,000	CAD	6/19/2015	BOA	Receive	1.50%	3 Month CAD BA’S	108,992
72,000,000	EUR	6/19/2015	BOA	(Pay)	0.50%	6 Month EURIBOR	(81,513)
9,800,000,000	JPY	6/19/2015	CITI	Receive	0.20%	6 Month JPY LIBOR	(171,659)
75,000,000	USD	6/19/2015	CITI	(Pay)	0.50%	3 Month USD LIBOR	(18,887)
166,000,000	CAD	6/19/2015	DB	(Pay)	1.50%	3 Month CAD BA’S	(184,619)
73,000,000	CHF	6/19/2015	DB	(Pay)	0.05%	6 Month CHF LIBOR	148,224
313,000,000	CAD	6/19/2015	GS	Receive	1.50%	3 Month CAD BA’S	348,107
44,000,000	CHF	6/19/2015	GS	(Pay)	0.05%	6 Month CHF LIBOR	89,340
16,700,000,000	JPY	6/19/2015	GS	Receive	0.20%	6 Month JPY LIBOR	(292,521)
61,000,000	EUR	6/19/2015	JPM	(Pay)	0.50%	6 Month EURIBOR	(69,060)
236,500,000	USD	6/19/2015	JPM	(Pay)	0.50%	3 Month USD LIBOR	(59,558)
400,500,000	CHF	6/19/2015	UBS	(Pay)	0.05%	6 Month CHF LIBOR	813,200
352,000,000	AUD	12/18/2015	N/A(g)	Receive	2.80%	3 Month AUD BBSW	(656,479)
323,000,000	GBP	12/18/2015	N/A(g)	(Pay)	0.75%	6 Month GBP LIBOR	463,822
3,922,000,000	SEK	12/18/2015	N/A(g)	Receive	1.50%	3 Month SEK STIBOR	389,913
65,000,000	USD	5/15/2022	JPM	(Pay)	0.00%	3 Month USD LIBOR	(17,292,858)
105,000,000	USD	8/15/2022	JPM	(Pay)	0.00%	3 Month USD LIBOR	(27,678,499)
15,000,000	CHF	6/19/2023	BCLY	(Pay)	1.00%	6 Month CHF LIBOR	313,291
13,000,000	EUR	6/19/2023	BCLY	Receive	1.85%	6 Month EURIBOR	155,821
1,400,000,000	JPY	6/19/2023	BCLY	(Pay)	0.85%	6 Month JPY LIBOR	263,480
24,000,000	USD	6/19/2023	BCLY	Receive	1.85%	3 Month USD LIBOR	(1,117,995)

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
21,000,000	CAD	6/19/2023	BOA	(Pay)	2.40%	3 Month CAD BA’S	$284,530
15,000,000	EUR	6/19/2023	BOA	Receive	1.85%	6 Month EURIBOR	179,794
2,000,000,000	JPY	6/19/2023	CITI	(Pay)	0.85%	6 Month JPY LIBOR	376,400
16,000,000	USD	6/19/2023	CITI	Receive	1.85%	3 Month USD LIBOR	(745,330)
36,000,000	CAD	6/19/2023	DB	Receive	2.40%	3 Month CAD BA’S	(487,766)
15,000,000	CHF	6/19/2023	DB	Receive	1.00%	6 Month CHF LIBOR	(313,291)
68,000,000	CAD	6/19/2023	GS	(Pay)	2.40%	3 Month CAD BA’S	921,335
9,000,000	CHF	6/19/2023	GS	Receive	1.00%	6 Month CHF LIBOR	(187,975)
3,400,000,000	JPY	6/19/2023	GS	(Pay)	0.85%	6 Month JPY LIBOR	639,880
13,000,000	EUR	6/19/2023	JPM	Receive	1.85%	6 Month EURIBOR	155,821
50,000,000	USD	6/19/2023	JPM	Receive	1.85%	3 Month USD LIBOR	(2,329,156)
82,000,000	CHF	6/19/2023	UBS	Receive	1.00%	6 Month CHF LIBOR	(1,712,657)
82,000,000	AUD	12/18/2023	N/A(g)	(Pay)	4.00%	6 Month AUD BBSW	400,559
70,000,000	GBP	12/18/2023	N/A(g)	Receive	2.25%	6 Month GBP LIBOR	(303,119)
865,000,000	SEK	12/18/2023	N/A(g)	(Pay)	2.50%	3 Month SEK STIBOR	(406,496)
25,000,000	GBP	12/7/2046	ML	(Pay)	4.36%	6 Month GBP LIBOR	(10,201,634)

							$(58,618,402)

						Premiums to (Pay) Receive	$2,631,501

#	Receive - Fund receives fixed rate and pays variable rate. (Pay) - Fund pays fixed rate and receives variable rate.

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Reference Rate

CAD BA - Canadian Bankers Acceptance Rate

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CMBS - Commercial Mortgage Backed Security

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

OTC - Over-the-Counter

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

STIBOR - Stockholm Interbank Offered Rate

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at May 31, 2013, which are subject to change based on the terms of the security.

¿	These securities are primarily backed by subprime mortgages.

(a)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements and forward currency contracts, and/or written options, if any.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2013.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

(f)	The rate shown represents yield-to-maturity.

(g)	Interest rate swap was cleared through the CME Group.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank Of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

ML - Merrill Lynch Capital Services, Inc.

MSCI - Morgan Stanley & Co. International PLC

UBS - UBS AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SEK - Swedish Krona

USD - United States Dollar

As of May 31, 2013, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	205,345,261	120,340	(24,686)	95,654
Core Plus Bond Fund	298,421,014	7,575,730	(25,475,119)	(17,899,389)
Currency Hedged International Bond Fund	73,294,383	3,771,275	(5,485,958)	(1,714,683)
Debt Opportunities Fund	909,145,693	34,710,705	(3,243,022)	31,467,683
Domestic Bond Fund	198,866,124	2,718,371	(321,822)	2,396,549
Emerging Country Debt Fund	2,330,371,818	238,133,353	(183,876,353)	54,257,000
Global Bond Fund	169,128,849	5,159,076	(14,183,067)	(9,023,991)
International Bond Fund	80,889,149	1,983,069	(9,779,344)	(7,796,275)
Short-Duration Collateral Fund	1,008,797,933	1,979,111	(249,163,931)	(247,184,820)
Short-Duration Collateral Share Fund	32,054,357	7,688,049	(9,620)	7,678,429
Strategic Fixed Income Fund	1,868,808,274	23,150,158	(40,011,824)	(16,861,666)
U.S. Treasury Fund	3,354,801,668	204,543	(2,394)	202,149
World Opportunity Overlay Fund	814,699,142	33,435,769	(38,617,808)	(5,182,039)

Investments	in Affiliated Issuers

The Funds make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Funds’ Schedule of Investments.

A summary of the Funds’ transactions in the shares of other funds of the Trust during the period ended May 31, 2013 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$500,127	$26,703,173	$—	$3,173	$—	$—	$27,208,354

Core Plus Bond Fund
GMO Emerging Country Debt Fund, Class IV	$10,477,792	$—	$—	$—	$—	$—	$10,437,220
GMO Short-Duration Collateral Fund	28,926,511	—	—	62,881	—	1,627,466	28,555,658
GMO Special Purpose Holding Fund	50,683	—	141,703	—	—	3,986,337	—
GMO U.S. Treasury Fund	39,587,555	9,305,571	26,700,000	5,571	—	—	22,199,082
GMO World Opportunity Overlay Fund	52,142,116	—	—	—	—	—	53,360,390

Totals	$131,184,657	$9,305,571	$26,841,703	$68,452	$—	$5,613,803	$114,552,350

Currency Hedged International Bond Fund
GMO Emerging Country Debt Fund, Class IV	$3,108,722	$—	$—	$—	$—	$—	$3,096,684
GMO Short-Duration Collateral Fund	10,463,896	—	—	22,746	—	588,721	10,329,744
GMO Special Purpose Holding Fund	2,968	—	8,297	—	—	233,409	—
GMO U.S. Treasury Fund	6,719,605	2,001,745	—	1,757	—	—	8,724,238
GMO World Opportunity Overlay Fund	15,400,692	—	—	—	—	—	15,760,522

Totals	$35,695,883	$2,001,745	$8,297	$24,503	$—	$822,130	$37,911,188

Debt Opportunities Fund
GMO U.S. Treasury Fund	$28,007,742	$6,766	$—	$6,766	$—	$—	$28,025,712

Domestic Bond Fund
GMO Short-Duration Collateral Fund	$177,756,635	$—	$—	$386,411	$—	$10,000,958	$175,477,704
GMO Special Purpose Holding Fund	801	—	2,238	—	—	62,970	—
GMO U.S. Treasury Fund	365,351	16,200,000	16,450,000	1,168	—	—	115,537

Totals	$178,122,787	$16,200,000	$16,452,238	$387,579	$—	$10,063,928	$175,593,241

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Emerging Country Debt Fund
GMO Short-Duration Collateral Fund	$15,506,720	$—	$—	$33,709	$—	$872,440	$15,307,916
GMO Special Purpose Holding Fund	11,561	—	32,323	—	—	909,295	—
GMO U.S. Treasury Fund	31	—	—	—	—	—	31
GMO World Opportunity Overlay Fund	38,916,722	—	—	—	—	—	39,825,991

Totals	$54,435,034	$—	$32,323	$33,709	$—	$1,781,735	$55,133,938

Global Bond Fund
GMO Emerging Country Debt Fund, Class IV	$8,188,930	$—	$—	$—	$—	$—	$8,157,220
GMO Short-Duration Collateral Fund	30,705,579	—	—	66,748	—	1,727,560	30,311,918
GMO Special Purpose Holding Fund	24,753	—	69,205	—	—	1,946,842	—
GMO U.S. Treasury Fund	33,345,121	7,007,327	12,900,000	7,327	—	—	27,463,307
GMO World Opportunity Overlay Fund	37,691,995	—	—	—	—	—	38,572,650

Totals	$109,956,378	$7,007,327	$12,969,205	$74,075	$—	$3,674,402	$104,505,095

International Bond Fund
GMO Emerging Country Debt Fund, Class IV	$3,087,707	$—	$—	$—	$—	$—	$3,075,751
GMO Short-Duration Collateral Fund	15,524,056	—	—	33,746	—	873,416	15,325,030
GMO Special Purpose Holding Fund	20,231	—	56,564	—	—	1,591,252	—
GMO U.S. Treasury Fund	10,208,382	1,902,533	500,000	2,533	—	—	11,614,799
GMO World Opportunity Overlay Fund	15,702,723	—	—	—	—	—	16,069,609

Totals	$44,543,099	$1,902,533	$556,564	$36,279	$—	$2,464,668	$46,085,189

Short-Duration Collateral Share Fund
GMO Short-Duration Collateral Fund	$38,038,518	$2,219,772	$52,500	$82,576	$—	$2,137,196	$39,730,800

Strategic Fixed Income Fund
GMO Emerging Country Debt Fund, Class IV	$71,686,956	$—	$—	$—	$—	$—	$71,409,369
GMO Short-Duration Collateral Fund	411,040,185	—	—	893,525	—	23,125,977	405,770,439
GMO U.S. Treasury Fund	402,640,955	62,800,000	30,700,000	98,371	—	—	434,906,244
GMO World Opportunity Overlay Fund	453,187,336	—	—	—	—	—	463,775,825

Totals	$1,338,555,432	$62,800,000	$30,700,000	$991,896	$—	$23,125,977	$1,375,861,877

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2013 through May 31, 2013. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2014.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Funds and the underlying funds, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost which approximates market value, if the issuer is deemed to represent minimal credit risk.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted by the relevant clearing house. If an updated closing price for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model. Unlisted securities (including debt instruments) for which market quotations are readily available are valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2013, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a debt instrument is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or valued using prices for which no alternative pricing source was available.

The net aggregate direct and/or indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2013 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Single source; no alternative pricing source was available
Asset Allocation Bond Fund	—	—
Core Plus Bond Fund	0.5%	5.8%
Currency Hedged International Bond Fund	0.7%	2.2%
Debt Opportunities Fund	0.1%	3.9%
Domestic Bond Fund	3.2%	8.9%
Emerging Country Debt Fund	2.9%	5.4%
Global Bond Fund	0.9%	2.8%
International Bond Fund	0.9%	2.9%
Short-Duration Collateral Fund	3.6%	10.2%
Short-Duration Collateral Share Fund	3.6%	10.2%
Strategic Fixed Income Fund	0.9%	3.0%
U.S. Treasury Fund	—	—
World Opportunity Overlay Fund	—	2.1%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At May 31, 2013, certain Funds directly held material Level 3 investments in asset-backed securities (Debt Opportunities Fund, Emerging Country Debt Fund, Short-Duration Collateral Fund and World Opportunity Overlay Fund), foreign government debt obligations (Emerging Country Debt Fund) and loans (Emerging Country Debt Fund). Each Fund values these investments using unadjusted prices supplied by a third party pricing source (e.g., broker quotes) as described in the Portfolio Valuation note. Additionally, Short-Duration Collateral Fund held material Level 3 U.S. government agency debt obligations subject to this standard. See the “Additional Level 3 information” table below for further information regarding the valuation techniques and unobservable inputs used to measure the fair value of these instruments. Other than as described in this paragraph, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; certain cleared derivatives and OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; and certain restricted securities valued at the most recent available market or quoted price.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; certain derivatives valued using third party valuation services; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2013:

Valuation Inputs as of May 31, 2013

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$177,726,834	$—	$—	$177,726,834

TOTAL DEBT OBLIGATIONS	177,726,834	—	—	177,726,834

Mutual Funds	27,208,354	—	—	27,208,354
Short-Term Investments	505,727	—	—	505,727

Total Investments	205,440,915	—	—	205,440,915

Total	$205,440,915	$—	$—	$205,440,915

Description	Level 1	Level 2	Level 3	Total
Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$20,166	$4,611,331	$4,631,497
Foreign Government Obligations	—	9,425,610	—	9,425,610
Corporate Debt	—	4,912,110	—	4,912,110
U.S. Government	94,369,915	18,871,219	—	113,241,134
U.S. Government Agency	—	31,096,875	—	31,096,875

TOTAL DEBT OBLIGATIONS	94,369,915	64,325,980	4,611,331	163,307,226

Mutual Funds	114,552,350	—	—	114,552,350
Options Purchased	—	650,156	—	650,156
Short-Term Investments	2,011,893	—	—	2,011,893

Total Investments	210,934,158	64,976,136	4,611,331	280,521,625

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	1,961,665	—	1,961,665
Futures Contracts
Interest rate risk	941,730	—	—	941,730
Swap Agreements
Interest rate risk	—	160,813	—	160,813

Total	$211,875,888	$67,098,614	$4,611,331	$283,585,833

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(4,247,971)	$—	$(4,247,971)
Futures Contracts
Interest rate risk	(453,449)	—	—	(453,449)
Written Options
Foreign currency risk	—	(100,582)	—	(100,582)
Swap Agreements
Credit risk	—	(1,268,923)	—	(1,268,923)
Interest rate risk	—	(629,141)	—	(629,141)

Total	$(453,449)	$(6,246,617)	$—	$(6,700,066)

Currency Hedged International Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$3,908,241	$—	$3,908,241
Foreign Government Obligations	—	28,200,403	—	28,200,403

TOTAL DEBT OBLIGATIONS	—	32,108,644	—	32,108,644

Mutual Funds	37,911,188	—	—	37,911,188
Options Purchased	—	208,375	—	208,375
Short-Term Investments	1,351,493	—	—	1,351,493

Total Investments	39,262,681	32,317,019	—	71,579,700

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	705,945	—	705,945
Futures Contracts
Interest rate risk	326,087	—	—	326,087
Swap Agreements
Interest rate risk	—	55,571	—	55,571

Total	$39,588,768	$33,078,535	$—	$72,667,303

Liability Valuation Inputs
Derivatives*
Written Options
Foreign currency risk	$—	$(29,583)	$—	$(29,583)
Forward Currency Contracts
Foreign currency risk	—	(1,397,609)	—	(1,397,609)
Futures Contracts
Interest rate risk	(54,969)	—	—	(54,969)
Swap Agreements
Credit rate risk	—	(112,870)	—	(112,870)
Interest rate risk	—	(67,394)	—	(67,394)

Total	$(54,969)	$(1,607,456)	$—	$(1,662,425)

Description	Level 1	Level 2	Level 3	Total
Debt Opportunities Fund
Asset Valuation Inputs
Debt Obligations
Asset-backed Securities	$—	$23,232,261	$851,581,864	$874,814,125
U.S. Government Agency	—	219,700	1,085,267	1,304,967

TOTAL DEBT OBLIGATIONS	—	23,451,961	852,667,131	876,119,092

Mutual Funds	28,025,712	—	—	28,025,712
Short-Term Investments	36,468,572	—	—	36,468,572

Total Investments	64,494,284	23,451,961	852,667,131	940,613,376

Total	$64,494,284	$23,451,961	$852,667,131	$940,613,376

Domestic Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$25,571,060	$—	$25,571,060

Total Debt Obligations	—	25,571,060	—	25,571,060

Mutual Funds	175,593,241	—	—	175,593,241
Short-Term Investments	98,372	—	—	98,372

Total Investments	175,691,613	25,571,060	—	201,262,673

Total	$175,691,613	$25,571,060	$—	$201,262,673

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$1,307,704	$75,268,633	$76,576,337
Corporate Debt	—	142,567,647	—	142,567,647
Foreign Government Agency	—	496,142,681	67,852,207	563,994,888
Foreign Government Obligations	—	1,062,232,172	129,703,587	1,191,935,759
Judgments	—	—	28,800,000	28,800,000
U.S. Government	44,906,250	48,573,846	—	93,480,096

TOTAL DEBT OBLIGATIONS	44,906,250	1,750,824,050	301,624,427	2,097,354,727

Loan Assignments	—	—	21,758,293	21,758,293
Loan Participations	—	—	61,572,786	61,572,786
Mutual Funds	55,133,938	—	—	55,133,938
Rights/warrants	—	—	12,076,536	12,076,536
Short-Term Investments	31,698,145	105,034,393	—	136,732,538

Total Investments	131,738,333	1,855,858,443	397,032,042	2,384,628,818

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	9,552,502	—	9,552,502
Swap Agreements
Credit risk	—	120,774,175	0 **	120,774,175
Options
Credit risk	—	—	313,602	313,602

Total	$131,738,333	$1,986,185,120	$397,345,644	$2,515,269,097

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(2,733,597)	$—	$(2,733,597)
Swap Agreements
Credit risk	—	(123,552,877)	—	(123,552,877)
Interest rate risk	—	(1,226,075)	—	(1,226,075)
Options
Credit risk	—	—	(948,442)	(948,442)

Total	$—	$(127,512,549)	$(948,442)	$(128,460,991)

Description	Level 1	Level 2	Level 3	Total
Global Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$30,570,424	$—	$30,570,424
U.S. Government	9,617,970	11,616,342	—	21,234,312

TOTAL DEBT OBLIGATIONS	9,617,970	42,186,766	—	51,804,736

Mutual Funds	104,505,095	—	—	104,505,095
Options Purchased	—	441,781	—	441,781
Short-Term Investments	3,353,246	—	—	3,353,246

Total Investments	117,476,311	42,628,547	—	160,104,858

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	1,620,170	—	1,620,170
Futures Contracts
Interest rate risk	88,277	—	—	88,277
Swap Agreements
Interest rate risk	—	106,963	—	106,963

Total	$117,564,588	$44,355,680	$—	$161,920,268

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(4,649,965)	$—	$(4,649,965)
Futures Contracts
Interest rate risk	(241,182)	—	—	(241,182)
Written Options
Foreign currency risk	—	(70,999)	—	(70,999)
Swap Agreements
Credit risk	—	(169,305)	—	(169,305)
Interest rate risk	—	(161,275)	—	(161,275)

Total	$(241,182)	$(5,051,544)	$—	$(5,292,726)

International Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$3,573,248	$—	$3,573,248
Foreign Government Obligations	—	21,618,201	—	21,618,201

TOTAL DEBT OBLIGATIONS	—	25,191,449	—	25,191,449

Mutual Funds	46,085,189	—	—	46,085,189
Options Purchased	—	208,375	—	208,375
Short-Term Investments	1,607,861	—	—	1,607,861

Total Investments	47,693,050	25,399,824	—	73,092,874

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	808,746	—	808,746
Futures Contracts
Interest rate risk	40,372	—	—	40,372
Swap Agreements
Interest rate risk	—	51,145	—	51,145

Total	$47,733,422	$26,259,715	$—	$73,993,137

Description	Level 1	Level 2	Level 3	Total
International Bond Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(2,464,719)	$—	$(2,464,719)
Futures Contracts
Interest rate risk	(168,182)	—	—	(168,182)
Written Options
Foreign currency risk	—	(29,583)	—	(29,583)
Swap Agreements
Credit risk	—	(359,807)	—	(359,807)
Interest rate risk	—	(70,303)	—	(70,303)

Total	$(168,182)	$(2,924,412)	$—	$(3,092,594)

Short-Duration Collateral Fund
Asset Valuation Inputs
Debt Obligations
Asset-backed Securities	$—	$58,567,280	$652,189,304	$710,756,584
U.S. Government Agency	—	—	27,711,043	27,711,043

TOTAL DEBT OBLIGATIONS	—	58,567,280	679,900,347	738,467,627

Short-Term Investments	23,145,486	—	—	23,145,486

Total Investments	23,145,486	58,567,280	679,900,347	761,613,113

Total	$23,145,486	$58,567,280	$679,900,347	$761,613,113

Short-Duration Collateral Share Fund
Asset Valuation Inputs
Mutual Funds	$39,730,800	$—	$—	$39,730,800
Short-Term Investments	1,986	—	—	1,986

Total Investments	39,732,786	—	—	39,732,786

Total	$39,732,786	$—	$—	$39,732,786

Strategic Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$326,776,355	$79,504,778	$—	$406,281,133

TOTAL DEBT OBLIGATIONS	326,776,355	79,504,778	—	406,281,133

Mutual Funds	1,375,861,877	—	—	1,375,861,877
Options Purchased	—	4,881,695	—	4,881,695
Short-Term Investments	64,921,903	—	—	64,921,903

Total Investments	1,767,560,135	84,386,473	—	1,851,946,608

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	14,625,047	—	14,625,047
Futures Contracts
Interest rate risk	7,079,132	—	—	7,079,132
Swap Agreements
Interest rate risk	—	10,150,218	—	10,150,218

Total	$1,774,639,267	$109,161,738	$—	$1,883,801,005

Description	Level 1	Level 2	Level 3	Total
Strategic Fixed Income Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(31,704,395)	$—	$(31,704,395)
Futures Contracts
Interest rate risk	(2,717,502)	—	—	(2,717,502)
Written Options
Foreign currency risk	—	(745,489)	—	(745,489)
Swap Agreements
Interest rate risk	—	(1,833,837)	—	(1,833,837)

Total	$(2,717,502)	$(34,283,721)	$—	$(37,001,223)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$1,999,974,549	$1,355,029,268	$—	$3,355,003,817

Total Investments	1,999,974,549	1,355,029,268	—	3,355,003,817

Total	$1,999,974,549	$1,355,029,268	$—	$3,355,003,817

World Opportunity Overlay Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$1,702,282	$157,652,204	$159,354,486
Foreign Government Obligations	—	44,913,432	—	44,913,432
U.S. Government	—	410,377,855	—	410,377,855
U.S. Government Agency	—	878,800	—	878,800

TOTAL DEBT OBLIGATIONS	—	457,872,369	157,652,204	615,524,573

Options Purchased	—	12,929,167	—	12,929,167
Short-Term Investments	181,063,363	—	—	181,063,363

Total Investments	181,063,363	470,801,536	157,652,204	809,517,103

Derivatives*
Swap Agreements
Interest rate risk	—	6,058,383	—	6,058,383

Total	$181,063,363	$476,859,919	$157,652,204	$815,575,486

Liability Valuation Inputs
Derivatives*
Written Options
Foreign currency risk	$—	$— **	$—	$—
Interest rate risk	—	(5,514,117)	—	(5,514,117)
Swap Agreements
Interest rate risk	—	$(64,676,785)	$—	$(64,676,785)

Total	$—	$(70,190,902)	$—	$(70,190,902)

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in derivatives that were determined to have a fair value of zero at May 31, 2013.

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

Additional Level 3 information

The following table presents additional information about valuation techniques and inputs used for securities and derivatives, if any, that are measured at fair value and categorized within Level 3 as of May 31, 2013.

Fund Name	Description	Fair Value at May 31, 2013	Valuation Technique(s)	Unobservable Input(s)	Resulting Range of Fair Value
Short-Duration Collateral Fund	Agency for International Development Floater Bonds (Support of Morocco, Peru and Tunisia)	$27,711,043	Current LIBOR yield curve is adjusted to reflect a liquidity discount	Liquidity Discount*	Possible impact to fair value due to range of liquidity discount: $26,903,639 to $28,542,786 or approximately 0.22% of fund net assets.

*	The significant unobservable input used in the fair value measurement of Short-Duration Collateral Fund’s Agency for International Development Floater holdings (Support of Morocco, Peru and Tunisia) is the liquidity discount, expressed as a premium ranging from 75 – 175 basis points (currently 125 basis points) over the current yield curve. Increases (decreases) in this input would result in a lower (higher) fair value measurement.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ summary of levels above.

For all Funds for the period ended May 31, 2013, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2013		Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into level 3*	Transfer out of level 3*	Balances as of May 31, 2013		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2013
Core Plus Bond Fund
Debt Obligations
Asset Backed Securities	$4,921,731		$—	$(605,598)		$65,415	$40,719	$189,064	$—	$—	$4,611,331		$231,101

Total	$4,921,731		$—	$(605,598	)#	$65,415	$40,719	$189,064	$—	$—	$4,611,331		$231,101

Debt Opportunities Fund
Debt Obligations
Asset-Backed Securities	$708,648,766		$178,631,335	$(46,588,975)		$3,696,808	$(190,587)	$7,384,517	$—	$—	$851,581,864		$7,254,636
U.S. Government Agency	1,203,773		—	(121,265)		4,233	—	(1,474)	—	—	1,085,267		(1,474)

Total	$709,852,539		$178,631,335	$(46,710,240	)##	$3,701,041	$(190,587)	$7,383,043	$—	$—	$852,667,131		$7,253,162

Emerging Country Debt Fund
Debt Obligations
Asset-Backed Securities	$78,333,335		$—	$(5,866,523)		$131,438	$(4,552,902)	$7,223,286	$—	$—	$75,268,634		$2,242,262
Foreign Government Agency	23,627,005		55,129,686	(7,757,219)		102,610	(648,749)	(2,601,126)	—	—	67,852,207		(3,216,545)
Foreign Government Obligations	129,375,029		—	(32,953)		981,566	—	(620,055)	—	—	129,703,587		(620,055)
Judgments	28,800,000		—	—		191,055	—	(191,055)	—	—	28,800,000		(191,055)

Total Debt Obligations	260,135,369		55,129,686	(13,656,695)		1,406,669	(5,201,651)	3,811,050	—	—	301,624,428		(1,785,393)
Loan Assignments	24,325,626		—	(2,820,160)		217,244	25,122	10,461	—	—	21,758,293		34,895
Loan Participations	68,578,286		—	(2,608,307)		368,743	395,722	(5,161,658)	—	—	61,572,786		(5,038,944)
Rights and Warrants	11,013,004		—	—		—	—	1,063,532	—	—	12,076,536		1,063,532
Total Investments	364,052,285		55,129,686	(19,085,162	)###	1,992,656	(4,780,807)	(276,615)	—	—	397,032,043		(5,725,910)
Derivatives
Swap Agreements	0	**	—	—		—	—	—	—	—	0	**	—
Options	(519,306)		—	—		—	—	(115,534)		—	(634,840)		(115,534)

Total	$363,532,979		$55,129,686	$(19,085,162)		$1,992,656	$(4,780,807)	$(392,149)	$—	$—	$396,397,203		$(5,841,444)

	Balances as of February 28, 2013	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into level 3*	Transfer out of level 3*	Balances as of May 31, 2013	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2013
Short-Duration Collateral Fund
Debt Obligations
Asset-Backed Securities	$662,203,439	$—	$(42,815,945)		$(277,092)	$(400)	$33,079,303	$—	$—	$652,189,305	$33,088,411
U.S. Government Agency	28,128,653	—	(438,341)		6,693	—	14,038	—	—	27,711,043	14,038

Total	$690,332,092	$—	$(43,254,286	)####	$(270,399)	$(400)	$33,093,341	$—	$—	$679,900,348	$33,102,449

World Opportunity Overlay Fund
Debt Obligations
Asset-Backed
Securities	$158,075,294	$—	$(7,611,053)		$(241,346)	$(79)	$7,429,388	$—	$—	$157,652,204	$7,430,643
Options Purchsed	14,676,864	—	(14,275,200)		—	5,088,000	$(5,489,664)	—	—	—	—

Total	$172,752,158	$—	$(21,886,253	)#####	$(241,346)	$5,087,921	$1,939,724	$—	$—	$157,652,204	$7,430,643

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Represents the interest in derivatives that were determined to have a fair value of zero at May 31, 2013.
#	Includes $253,649 of proceeds received from paydowns.
##	Includes $31,351,715 of proceeds received from paydowns.
###	Includes $6,133,723 of proceeds received from paydowns.
####	Includes $30,785,446 of proceeds received from paydowns.
#####	Includes $6,433,458 of proceeds received from paydowns.

The net aggregate direct and/or indirect exposure to investments in securities and derivative financial instruments using Level 3 inputs (based on the Funds’ net assets) as of May 31, 2013 were as follows:

Fund Name	Level 3 securities	Level 3 derivatives
Asset Allocation Bond Fund	—	—
Core Plus Bond Fund	17.9%	(0.1)%
Currency Hedged International Bond Fund	18.6%	(0.1)%
Debt Opportunities Fund	92.4%	—
Domestic Bond Fund	77.8%	—
Emerging Country Debt Fund	17.4%	(0.1)%
Global Bond Fund	23.6%	(0.1)%
International Bond Fund	25.0%	(0.1)%
Short-Duration Collateral Fund	89.2%	—
Short-Duration Collateral Share Fund	89.3%	—
Strategic Fixed Income Fund	25.9%	(0.1)%
U.S. Treasury Fund	—	—
World Opportunity Overlay Fund	22.3%	—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Funds (except Short-Duration Collateral Fund, Short-Duration Collateral Share Fund and U.S. Treasury Fund) may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments of loans, it generally acquires direct rights against the borrower. Loan agreements outstanding at the end of the period if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements. Under a repurchase agreement a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. That Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to that Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, that Fund’s recovery of cash from the seller may be delayed and, even if that Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes that Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments. As of May 31, 2013, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
World Opportunity Overlay Fund	44,929,026	44,988,284

Inflation-indexed bonds

The Funds (except U.S. Treasury Fund) may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by a Fund from inflation-indexed bonds are included in the Funds’ gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will increase or decrease ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Other matters

Emerging Country Debt Fund

In December 2005, ECDF entered into litigation against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by ECDF. A judgment was awarded in ECDF’s favor on September 24, 2007; however, ECDF’s ability to collect on this judgment remains uncertain, and ECDF is not able to transfer or sell the judgment without court consent. In late May 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for currently performing Argentina Bonds. The eligible portion of ECDF’s judgment was tendered in the debt exchange and ECDF received new bonds in June 2010. The remaining portion of ECDF’s judgment, which continues to be valued according to ECDF’s valuation policy, represented 1.2% of the net assets of ECDF as of May 31, 2013.

Peru Trust, Series 1998 I-P; Peru Trust, Series 97-I-P; and Peru Trust II, Series 98-A LB (the “Peru Trusts”) held by ECDF are currently in default. The Peru Trusts hold obligations of Istituto per i Servizi Assicurativi e il Credito all’Espotazione (“SACE”), the Italian Agency for Insurance of Export Credits. The obligations are payable only to the extent SACE recovers amounts from the Government of Peru (“Peru”) in relation to certain export insurance policies. Peru fully paid all of its obligations to SACE on August 24, 2009; however, SACE refused to make the corresponding payments to the Peru Trusts. Subsequent litigation between the Peru Trusts and SACE was commenced in Italy with respect to the outstanding payments, and, on May 8, 2013, the court awarded a judgment in favor of the Peru Trusts. In June 2013, SACE delivered the required payments in satisfaction of the judgment. See “Subsequent events” below for more information. The Peru Trusts, which continue to be valued according to ECDF’s valuation policy, represented 0.2% of the net assets of ECDF as of May 31, 2013.

Investment and other risks

The following chart identifies selected risks of associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Oppor- tunities Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	Short-Duration Collateral Fund	Short-Duration Collateral Share Fund	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Market Risk – Fixed Income Investments Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities Risk	X	X	X	X	X	X	X	X	X	X	X		X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Liquidity Risk	X	X	X	X	X	X	X	X	X	X	X		X
Derivatives Risk	X	X	X	X	X	X	X	X	X	X	X		X
Non-U.S. Investment Risk	X	X	X	X		X	X	X	X	X	X		X
Currency Risk	X	X	X	X		X	X	X			X		X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X			X		X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X		X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X		X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Fixed Income Investments — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price of which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. The market price of a Fund’s inflation-indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation).

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream the Manager expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease.

In addition, the existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of principal of fixed income securities guaranteed by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset-Backed Securities” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by a change in their yield relative to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• DERIVATIVES RISK. The Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund in respect of taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments. In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) or in securities from issuers with high positive correlations to one another (such as GMO U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in such markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investments and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent that a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable income to shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and Exchange-Traded Funds (“ ETFs”) (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Funds that invest in shares of other GMO Funds also are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

All of the Funds (except U.S. Treasury Fund) are not diversified investment companies under the 1940 Act. In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

Temporary Defensive Positions. If deemed prudent by the Manager, the Funds (other than Domestic Bond Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund and U.S. Treasury Fund) may take temporary defensive positions. Many of the Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Information in this section is applicable for all Funds.

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as substitutes for direct investment in securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Domestic Bond Fund) gross investment exposures in excess of its net assets (i.e., the Fund will be (or may be, in the case of Domestic Bond Fund) leveraged) and therefore are subject to heightened risk of loss. The Funds’ (other than Domestic Bond Fund) performance can depend substantially, if not primarily, on derivative reference assets that the Funds do not own.

Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, will be required to be cleared. The Funds will hold cleared derivatives transactions through clearing members, who are futures commission merchants who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2013, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	International Bond Fund	Strategic Fixed Income Fund	World Opportunity Overlay Fund
Forward currency contracts
Adjust currency exchange rate risk			X		X	X	X
Adjust exposure to foreign currencies		X	X		X	X	X	X
Futures contracts
Adjust exposure to certain markets									X
Adjust interest rate exposure	X	X	X			X	X	X	X
Maintain the diversity and liquidity of the portfolio	X	X	X			X	X	X	X
Options (Purchased)
Adjust currency exchange rate risk		X	X			X	X	X	X
Adjust exposure to foreign currencies		X	X			X	X	X	X
Adjust interest rate exposure	X								X
Maintain the diversity and liquidity of the portfolio									X
Options (Written)
Achieve exposure to a reference entity’s credit					X
Adjust currency exchange rate risk		X	X			X	X	X	X
Adjust exposure to foreign currencies		X	X			X	X	X	X
Adjust interest rate exposure	X								X
Maintain the diversity and liquidity of the portfolio									X
Swap agreements
Achieve exposure to a reference entity’s credit		X	X		X		X
Adjust exposure to certain markets		X			X
Adjust interest rate exposure		X	X		X	X	X	X	X
Provide a measure of protection against default loss		X	X	X	X	X	X
Rights and/or warrants
Adjust exposure to certain markets					X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended May 31, 2013, investment activity in options contracts written by the Funds were as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Core Plus Bond Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	850,000,000	—	121,751	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	850,000,000	—	$121,751	—	—	$—

Currency Hedged International Bond Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	250,000,000	—	35,809	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	250,000,000	—	$35,809	—	—	$—

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Global Bond Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	600,000,000	—	85,942	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	600,000,000	—	$85,942	—	—	$—

International Bond Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	250,000,000	—	35,809	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	250,000,000	—	$35,809	—	—	$—

Strategic Fixed Income Fund
Outstanding, beginning of period	—	—	$—	—	—	$—
Options written	6,300,000,000	—	902,391	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	6,300,000,000	—	$902,391	—	—	$—

World Opportunity Overlay Fund
Outstanding, beginning of period	—	—	$—	6,000,000	—	$2,711,878
Options written	10,090,000,000	2,400	3,806,550	10,490,000,000	—	6,109,270
Options bought back	—	—	—	—	—	—
Options expired	—	(2,400)	(257,280)	(3,000,000)	—	(1,613,880)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	10,090,000,000	—	$3,549,270	10,493,000,000	—	$7,207,268

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g. default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The values assigned to swap agreements may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Additionally, Emerging Country Debt Fund owns warrants linked to the price of oil. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments as of May 31, 2013:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Core Plus Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$650,156	$—	$—	$650,156
Unrealized Appreciation on Forward Currency Contracts	—	—	—	1,961,665	—	—	1,961,665
Unrealized Appreciation on Futures Contracts	—	—	—	—	941,730	—	941,730
Unrealized Appreciation on Swap Agreements	—	—	—	—	160,813	—	160,813

Total	$—	$—	$—	$2,611,821	$1,102,543	$—	$3,714,364

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Core Plus Bond Fund (continued)
Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(4,247,971)	$—	$—	$(4,247,971)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(453,449)	—	(453,449)
Written Options, at value	—	—	—	(100,582)	—	—	(100,582)
Unrealized Depreciation on Swap Agreements	(1,268,923)	—	—	—	(629,141)	—	(1,898,064)

Total	$(1,268,923)	$—	$—	$(4,348,553)	$(1,082,590)	$—	$(6,700,066)

Currency Hedged International Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$208,375	$—	$—	$208,375
Unrealized Appreciation on Forward Currency Contracts	—	—	—	705,945	—	—	705,945
Unrealized Appreciation on Futures Contracts*	—	—	—	—	326,087	—	326,087
Unrealized Appreciation on Swap Agreements	—	—	—	—	55,571	—	55,571

Total	$—	$—	$—	$914,320	$381,658	$—	$1,295,978

Liability:
Written Options, at value	$—	$—	$—	$(29,583)	$—	$—	(29,583)
Unrealized Depreciation on Forward Currency Contracts	—	—	—	(1,397,609)	—	—	(1,397,609)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(54,969)	—	(54,969)
Unrealized Depreciation on Swap Agreements	(112,870)	—	—	—	(67,394)	—	(180,264)

Total	$(112,870)	$—	$—	$(1,427,192)	$(122,363)	$—	$(1,662,425)

Emerging Country Debt Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$—	$12,076,536	$12,076,536
Unrealized Appreciation on Forward Currency Contracts	—	—	—	9,552,502	—	—	9,552,502
Unrealized Appreciation on Swap Agreements	120,774,175	—	—	—	—	—	120,774,175
Options	313,602	—	—	—	—	—	313,602

Total	$121,087,777	$—	$—	$9,552,502	$—	$12,076,536	$142,716,815

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,733,597)	$—	$—	$(2,733,597)
Unrealized Depreciation on Swap Agreements	(123,552,877)	—	—	—	(1,226,075)	—	(124,778,952)
Options	(948,442)	—	—	—	—	—	(948,442)

Total	$(124,501,319)	$—	$—	$(2,733,597)	$(1,226,075)	$—	$(128,460,991)

Global Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$441,781	$—	$—	$441,781
Unrealized Appreciation on Forward Currency Contracts	—	—	—	1,620,170	—	—	1,620,170
Unrealized Appreciation on Futures Contracts*	—	—	—	—	88,277	—	88,277
Unrealized Appreciation on Swap Agreements	—	—	—	—	106,963	—	106,963

Total	$—	$—	$—	$2,061,951	$195,240	$—	$2,257,191

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	(4,649,965)	$—	$—	$(4,649,965)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(241,182)	—	(241,182)
Written Options, at value	—	—	—	(70,999)	—	—	(70,999)
Unrealized Depreciation on Swap Agreements	(169,305)	—	—	—	(161,275)	—	(330,580)

Total	$(169,305)	$—	$—	$(4,720,964)	$(402,457)	$—	$(5,292,726)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Bond Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$208,375	$—	$—	$208,375
Unrealized Appreciation on Forward Currency Contracts	—	—	—	808,746	—	—	808,746
Unrealized Appreciation on Futures Contracts*	—	—	—	—	40,372	—	40,372
Unrealized Appreciation on Swap Agreements	—	—	—	—	51,145	—	51,145

Total	$—	$—	$—	$1,017,121	$91,517	$—	$1,108,638

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,464,719)	$—	$—	$(2,464,719)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(168,182)	—	(168,182)
Written Options, at value	—	—	—	(29,583)	—	—	(29,583)
Unrealized Depreciation on Swap Agreements	(359,807)	—	—	—	(70,303)	—	(430,110)

Total	$(359,807)	$—	$—	$(2,494,302)	$(238,485)	$—	$(3,092,594)

Strategic Fixed Income Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$4,881,695	$—	$—	$4,881,695
Unrealized Appreciation on Forward Currency Contracts	—	—	—	14,625,047	—	—	14,625,047
Unrealized Appreciation on Futures Contracts*	—	—	—	—	7,079,132	—	7,079,132
Unrealized Appreciation on Swap Agreements	—	—	—	—	10,150,218	—	10,150,218

Total	$—	$—	$—	$19,506,742	$17,229,350	$—	$36,736,092

Liability:
Written Options, at value	$—	$—	$—	$(745,489)	$—	$—	$(745,489)
Unrealized Depreciation on Forward Currency Contracts	—	—	—	(31,704,395)	—	—	(31,704,395)
Unrealized Depreciation on Futures Contracts*	—	—	—	—	(2,717,502)	—	(2,717,502)
Unrealized Depreciation on Swap Agreements	—	—	—	—	(1,833,837)	—	(1,833,837)

Total	$—	$—	$—	$(32,449,884)	$(4,551,339)	$—	$(37,001,223)

World Opportunity Overlay Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$58,489	$12,870,678	$—	$12,929,167
Unrealized Appreciation on Swap Agreements	—	—	—	—	6,058,383	—	6,058,383

Total	$—	$—	$—	$58,489	$18,929,061	$—	$18,987,550

Liability:
Written Options, at value	$—	$—	$—	$—	$(5,514,118)	$—	$(5,514,118)
Unrealized Depreciation on Swap Agreements	—	—	—	—	(64,676,785)	—	(64,676,785)

Total	$—	$—	$—	$—	$(70,190,903)	$—	$(70,190,903)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

*	The Fair Values of Derivative Instruments table includes cumulative appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments.

The average volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end was as follows for the period ended May 31, 2013.

	Forward Currency Contracts ($)	Futures Contracts ($)		Swap Agreements ($)		Options ($)		Rights and/or Warrants ($)
Asset Allocation Bond Fund	—	905,763	*	—		273,913	*	—
Core Plus Bond Fund	167,099,884	238,416,928		154,855,348		11,622,252		—
Currency Hedged International Bond Fund	78,231,316	68,259,266		23,537,858		3,652,868		—
Domestic Bond Fund	—	—		2,500,000	*	—		—
Emerging Country Debt Fund	547,901,015	—		3,513,146,729		302,000,000		11,845,992
Global Bond Fund	176,211,282	148,353,870		42,474,886		7,969,384		—
International Bond Fund	110,751,407	56,919,501		24,516,925		3,652,868		—
Strategic Fixed Income Fund	1,260,868,827	1,435,149,092		486,468,613		87,001,447		—
World Opportunity Overlay Fund	—	—		5,543,664,505		1,166,773,353		—

*	During the period ended May 31, 2013, the Fund did not hold this investment type at any month-end, therefore, the average amount outstanding was calculated using daily outstanding absolute values.

Subsequent events

In June 2013, SACE delivered to the Peru Trusts the required payments in satisfaction of the judgment. Distributions from the Peru Trusts to ECDF are anticipated shortly, pending a final accounting by the administrator of the Peru Trusts of applicable fees and taxes.

Subsequent to May 31, 2013, GMO Strategic Fixed Income Fund received redemption requests in the amount of $479,256,394.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%

	Australia — 5.4%
1,088,425	Asciano Group	5,215,560
336,811	Australia and New Zealand Banking Group Ltd	8,785,803
70,085	BHP Billiton Ltd	2,288,041
152,791	Leighton Holdings Ltd	2,535,825
1,097,462	Telstra Corp Ltd	4,962,307
301,271	Toll Holdings Ltd	1,383,474

	Total Australia	25,171,010

	Brazil — 0.8%
242,100	BB Seguridade Participacoes SA *	2,035,774
208,600	Equatorial Energia SA	1,993,670

	Total Brazil	4,029,444

	Denmark — 0.8%
505	AP Moller–Maersk A/S-Class A	3,608,765

	Finland — 0.3%
413,599	Nokia Oyj *	1,383,614

	France — 12.2%
60,131	Accor SA	2,147,746
382,185	ArcelorMittal	4,829,759
23,776	Arkema SA	2,445,842
213,851	AXA	4,317,589
92,022	BNP Paribas	5,385,094
39,621	Cap Gemini SA	1,929,732
36,028	Cie Generale des Etablissements Michelin	3,144,174
71,170	Compagnie de Saint-Gobain	3,091,021
74,135	Rexel SA	1,676,737
86,652	Sanofi	9,239,551
171,848	Societe Generale	6,853,671
19,697	Sodexo	1,677,054
27,503	Technip SA	3,057,334
63,384	Total SA	3,168,145
40,539	Valeo SA	2,701,355
110,894	Veolia Environnement	1,385,000

	Total France	57,049,804

	Germany — 7.8%
44,645	Allianz SE (Registered)	6,896,160
96,504	Daimler AG (Registered)	6,129,363
72,003	Deutsche Bank AG (Registered)	3,345,396
59,573	Deutsche Post AG (Registered)	1,501,232
445,818	E.On AG	7,512,542
36,930	Fresenius Medical Care AG & Co	2,507,270
81,516	Metro AG	2,763,783
56,319	Siemens AG (Registered)	5,936,724

	Total Germany	36,592,470

Shares	Description	Value ($)
	Hong Kong — 1.3%
195,000	Cheung Kong Holdings Ltd	2,746,216
1,048,000	HKT Trust	1,240,601
1,224,000	New World Development Ltd	1,939,957

	Total Hong Kong	5,926,774

	Ireland — 0.3%
22,874	Kerry Group Plc-Class A	1,300,299

	Israel — 0.2%
765,076	Bezeq Israeli Telecommunication Corp Ltd	989,718

	Italy — 5.9%
956,535	Enel SPA	3,600,316
315,149	ENI SPA	7,166,968
90,620	Lottomatica Group SPA	2,437,057
1,991,655	Mediaset SPA *	6,183,082
460,950	Mediobanca SPA	3,032,383
76,498	Saipem SPA	2,039,937
415,377	Saras SPA *	614,472
508,365	Snam Rete Gas SPA	2,410,867

	Total Italy	27,485,082

	Japan — 24.4%
600,000	Asahi Kasei Corp	4,035,272
54,400	Astellas Pharma Inc	2,778,000
94,500	Canon Inc	3,228,924
24,900	Daito Trust Construction Co Ltd	2,317,453
1,400	Fuji Media Holdings Inc	2,569,669
767,000	Hitachi Ltd	5,162,543
191,100	Honda Motor Co Ltd	7,094,542
372,300	Itochu Corp	4,613,762
57,500	Japan Airlines Co Ltd	2,947,313
139,600	Japan Tobacco Inc	4,751,008
87,800	KDDI Corp	3,961,007
49,000	Lawson Inc	3,564,556
1,404,000	Mazda Motor Corp *	5,400,989
1,806,700	Mitsubishi UFJ Financial Group Inc	10,485,213
219,700	Mitsui & Co Ltd	2,751,497
603,300	Nissan Motor Co Ltd	6,514,998
57,800	Nitto Denko Corp	3,431,456
2,307	NTT Docomo Inc	3,370,568
235,000	Sekisui Chemical Co Ltd	2,338,360
1,582,000	Shinsei Bank Ltd	3,694,262
291,000	Sumitomo Mitsui Financial Group Inc	11,488,615
61,200	TDK Corp	2,317,285
83,500	Tokio Marine Holdings Inc	2,404,156
153,200	Toyota Motor Corp	8,940,651
103,100	Yamada Denki Co Ltd	3,888,990

	Total Japan	114,051,089

Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Mexico — 1.1%
825,000	Fibra Uno Administracion SA de CV (REIT)	2,864,007
401,200	Grupo Financiero Banorte SAB de CV-Class O	2,564,829

	Total Mexico	5,428,836

	Netherlands — 4.2%
72,297	Akzo Nobel NV	4,624,805
176,741	Delta Lloyd NV	3,455,998
563,185	ING Groep NV *	5,251,530
224,195	Koninklijke Philips NV	6,348,312

	Total Netherlands	19,680,645

	Norway — 0.4%
204,852	ProSafe SE	1,913,099

	Panama — 0.7%
27,100	Copa Holdings SA-Class A	3,558,772

	Philippines — 0.4%
96,150	Cebu Air Inc	180,642
2,635,900	LT Group Inc *	1,537,095

	Total Philippines	1,717,737

	Russia — 1.9%
221,518	Gazprom OAO Sponsored ADR *	1,651,936
240,278	Sberbank Sponsored ADR *	2,921,411
87,791	TMK OAO (Registered)	955,284
124,500	Yandex NV-Class A *	3,381,420

	Total Russia	8,910,051

	South Korea — 1.0%
63,990	LG Display Co Ltd *	1,761,789
2,116	Samsung Electronics Co Ltd	2,851,016

	Total South Korea	4,612,805

	Spain — 2.2%
232,807	Atresmedia Corp de Medios de Comunicaion SA	1,529,357
472,147	Banco Bilbao Vizcaya Argentaria SA	4,425,309
216,323	Mediaset Espana Comunicacion SA *	1,670,898
112,411	Repsol YPF SA	2,557,809

	Total Spain	10,183,373

	Sweden — 1.3%
339,823	Nordea Bank AB	4,175,065
83,791	Svenska Cellulosa AB-Class B	2,082,173

	Total Sweden	6,257,238

Shares	Description	Value ($)
	Switzerland — 5.0%
145,308	ABB Ltd	3,179,325
51,022	Novartis AG (Registered)	3,654,810
16,637	Roche Holding AG (Non Voting)	4,124,920
7,765	Syngenta AG (Registered)	3,029,104
285,989	UBS AG (Registered)	5,017,964
16,313	Zurich Insurance Group AG	4,314,245

	Total Switzerland	23,320,368

	Taiwan — 0.8%
168,416	Asustek Computer Inc	1,843,940
214,000	HTC Corp	1,961,130

	Total Taiwan	3,805,070

	Thailand — 1.0%
551,100	Bangkok Bank Pcl NVDR	3,721,972
2,957,200	Land & Houses Pcl NVDR	1,126,681

	Total Thailand	4,848,653

	United Kingdom — 17.0%
405,993	Aberdeen Asset Management Plc	2,853,237
201,658	BG Group Plc	3,680,265
71,652	BHP Billiton Plc	2,060,365
612,955	BP Plc	4,380,917
128,276	British American Tobacco Plc	7,048,604
630,280	BT Group Plc	2,868,125
25,679	DCC Plc	970,236
133,658	Diageo Plc	3,948,244
117,132	Domino Printing Sciences Plc	1,207,028
152,026	GlaxoSmithKline Plc	3,933,399
310,518	Howden Joinery Group Plc	1,100,146
887,602	HSBC Holdings Plc	9,737,917
109,885	Imperial Tobacco Group Plc	3,943,198
192,243	Inchcape Plc	1,590,479
99,594	John Wood Group Plc	1,279,018
34,467	Johnson Matthey Plc	1,329,511
127,303	National Express Group Plc	386,936
162,747	Prudential Plc	2,737,585
25,525	Renishaw Plc	673,611
58,441	Rio Tinto Plc	2,496,060
24,284,687	Rolls-Royce Holdings Plc-C Shares *	36,898
204,073	Rolls-Royce Holdings Plc	3,701,715
119,102	Schroders Plc (Non Voting)	3,303,321
76,882	Travis Perkins Plc	1,868,602
56,001	Unilever Plc	2,352,340
840,704	Vodafone Group Plc	2,436,456
69,969	Weir Group Plc (The)	2,456,225
32,734	Wolseley Plc	1,664,409

Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	200,409	WPP Plc	3,411,776

		Total United Kingdom	79,456,623

		TOTAL COMMON STOCKS (COST $412,773,906)	451,281,339

		PREFERRED STOCKS — 1.9%

		Brazil — 0.4%
	81,100	Telefonica Brasil SA 2.60%	2,004,213

		Germany — 1.5%
	30,846	Volkswagen AG 2.11%	6,699,178

		TOTAL PREFERRED STOCKS (COST $8,406,613)	8,703,391

		MUTUAL FUNDS — 0.7%

		United States — 0.7%
		Affiliated Issuers
	124,767	GMO U.S. Treasury Fund	3,120,420

		TOTAL MUTUAL FUNDS (COST $3,120,420)	3,120,420

		SHORT-TERM INVESTMENTS — 0.8%

		Time Deposits — 0.8%
GBP	101,288	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 06/03/13	153,897
NOK	75	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.48%, due 06/03/13	13
EUR	813,255	Citibank (New York) Time Deposit, 0.00%, due 06/03/13 (a)	1,057,028
JPY	12,941,894	Citibank (New York) Time Deposit, 0.01%, due 06/03/13	128,839
USD	2,390,419	DBS Bank Ltd (Singapore) Time Deposit, 0.06%, due 06/03/13	2,390,419
USD	113,832	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	113,832

		Total Time Deposits	3,844,028

		TOTAL SHORT-TERM INVESTMENTS (COST $3,844,028)	3,844,028

		TOTAL INVESTMENTS — 99.8% (Cost $428,144,967)	466,949,178
		Other Assets and Liabilities (net) — 0.2%	1,133,239

		TOTAL NET ASSETS — 100.0%	$468,082,417

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
08/13/2013	DB	JPY	478,446,000	USD	5,141,678	$377,302

Notes to Schedule of Investments:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

Counterparty Abbreviations:

DB - Deutsche Bank AG

Currency Abbreviations:

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

USD - United States Dollar

Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.9%

	Australia — 4.7%
1,696,323	Asciano Group	8,128,512
3,056,474	Federation Centres Ltd	7,244,882
2,167,058	Primary Health Care Ltd	10,538,167
1,372,910	Toll Holdings Ltd	6,304,574
2,237,483	Tox Free Solutions Ltd	7,387,619

	Total Australia	39,603,754

	Austria — 1.6%
236,042	Conwert Immobilien Invest SE	2,753,721
466,824	Wienerberger AG	5,853,023
380,997	Zumtobel AG	4,467,957

	Total Austria	13,074,701

	Belgium — 1.5%
53,515	Compagnie d’Entreprises CFE	3,253,255
92,601	SA D’Ieteren NV	4,077,443
104,120	Umicore SA	4,974,882

	Total Belgium	12,305,580

	Brazil — 1.3%
453,500	BHG SA-Brazil Hospitality Group *	3,817,633
491,800	Cia de Locacao das Americas	2,463,822
745,500	Even Construtora e Incorporadora SA	2,916,841
216,300	Grendene SA	2,002,628

	Total Brazil	11,200,924

	Canada — 3.3%
220,940	Alamos Gold Inc	3,203,017
367,200	Canyon Services Group Inc	4,133,324
1,039,000	Chinook Energy Inc *	1,162,518
163,700	Corus Entertainment Inc-Class B	3,791,114
172,300	Karnalyte Resources Inc	1,179,966
27,200	Karnalyte Resources Inc *	186,274
827,800	NuVista Energy Ltd *	6,547,345
478,700	Precision Drilling Corp	4,114,027
464,900	Western Energy Services Corp	3,174,817

	Total Canada	27,492,402

	Chile — 0.3%
1,500,000	Administradora de Fondos de Pensiones Provida SA	2,902,115

	Denmark — 0.4%
77,825	NKT Holding A/S	3,150,523

	Finland — 0.5%
159,442	Aspo Oyj	1,149,018
149,348	Tikkurila Oyj	3,287,065

	Total Finland	4,436,083

	France — 9.9%
57,717	Arkema SA	5,937,359
156,980	Cap Gemini SA	7,645,676

Shares	Description	Value ($)
	France — continued
75,969	Compagnie Generale des Etablissements Michelin-Class B	6,629,836
58,945	Euler Hermes SA	5,695,307
334,822	Faurecia *	7,481,071
141,428	Legrand SA	6,931,220
184,577	Nexity SA	6,601,106
252,808	Rexel SA	5,717,848
10,038	SA des Ciments Vicat	638,856
95,928	Sodexo	8,167,560
55,244	Technip SA	6,141,125
244,417	TF1 SA	2,769,539
138,535	Valeo SA	9,231,412
302,472	Veolia Environnement	3,777,695

	Total France	83,365,610

	Germany — 5.8%
302,289	Celesio AG	6,211,488
112,967	Delticom AG	5,663,524
283,845	Deutsche Wohnen AG	5,284,358
96,010	GSW Immobilien AG	3,745,110
77,444	HeidelbergCement AG	5,836,976
267,743	Rhoen-Klinikum AG	5,753,688
414,905	SAF-Holland SA *	4,134,426
68,357	Salzgitter AG	2,583,879
372,713	TAG Immobilien AG	4,282,144
224,876	Tom Tailor Holding AG *	5,124,230

	Total Germany	48,619,823

	Hong Kong — 1.1%
4,264,910	HKT Trust	5,048,713
1,110,000	Hopewell Holdings Ltd	3,989,663

	Total Hong Kong	9,038,376

	India — 0.3%
1,585,122	KEC International Ltd	1,167,805
632,259	Rolta India Ltd	660,157
101,200	Sobha Developers Ltd	701,345

	Total India	2,529,307

	Ireland — 0.4%
62,084	Kerry Group Plc-Class A	3,529,237

	Italy — 6.3%
1,096,095	Amplifon SPA	5,422,700
787,889	Autogrill SPA *	10,314,922
1,497,079	Credito Emiliano SPA	8,070,913
279,257	Lottomatica Group SPA	7,510,101
1,963,015	Mediaset SPA *	6,094,169
935,868	Mediobanca SPA	6,156,656
941,601	Mediolanum SPA	6,251,915
1,906,516	Saras SPA *	2,820,329

	Total Italy	52,641,705

	Japan — 23.0%
789,000	77 Bank Ltd (The)	3,341,703
1,082,000	Calsonic Kansei Corp	4,676,520

Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
316,500	Capcom	5,053,954
258,500	Century Tokyo Leasing Corp	6,557,275
76,200	Cosmos Pharmaceutical Corp	7,698,065
607,000	Daicel Chemical Industries Ltd	4,847,863
450,200	Fuji Oil Co Ltd	6,871,081
1,031,000	GS Yuasa Corp	4,609,599
205,200	Hitachi Chemical Co Ltd	3,201,573
416,400	Hitachi Transport System Ltd	6,794,334
318,300	Ibiden Co Ltd	4,942,073
145,300	IRISO Electronics Co Ltd	3,989,781
327,200	Izumi Co Ltd	7,837,583
690,000	Japan Aviation Electronics Industry Ltd	6,736,513
442	Japan Logistics Fund Inc	4,083,863
205,640	K’s Holdings Corp	5,689,098
377,900	Keihin Corp	5,428,448
161,500	Kintetsu World Express Inc	6,172,340
193,200	Kyorin Co Ltd	4,259,777
1,495,000	Mitsubishi UFJ Lease & Finance Co Ltd	6,777,280
246,900	Nabtesco Corp	5,070,213
879,300	NHK Spring Co Ltd	9,917,828
384,400	Nihon Kohden Corp	13,748,961
417,000	Nippon Shokubai Co Ltd	4,045,467
1,072,000	Nippon Soda Co Ltd	5,046,849
649,000	Nissin Electric Co Ltd	4,012,757
398,500	Paltac Corp	5,009,704
857,000	Rengo Co Ltd	4,229,897
1,330,000	Sanden Corp	4,842,163
1,290,000	Sanwa Holdings Corp	6,797,206
308,500	Sumitomo Rubber Industries	4,830,106
218,400	Tokai Rika Co Ltd	4,029,522
863,000	Tsubakimoto Chain Co	5,305,968
187,700	United Arrows Ltd	6,903,396

	Total Japan	193,358,760

	Mexico — 2.4%
2,550,000	Asesor de Activos Prisma SAPI de CV	4,310,449
524,700	Banregio Grupo Financiero SAB de CV	3,211,045
1,643,400	Corp Inmobiliaria Vesta SAB de CV	3,499,455
135,000	Grupo Aeroportuario del Centro Norte SAB de CV	475,417
2,008,600	Mexico Real Estate Management SA de CV	4,978,175
1,181,400	Organizacion Cultiba SAB De CV	3,407,854

	Total Mexico	19,882,395

	Netherlands — 0.5%
152,634	Imtech NV *	1,838,791
60,997	Unit 4 Agresso NV	2,145,169

	Total Netherlands	3,983,960

	New Zealand — 0.9%
2,230,624	Sky City Entertainment Group Ltd	7,401,120

	Norway — 2.0%
119,287	Fred Olsen Energy ASA	5,007,891
719,611	ProSafe SE	6,720,397
524,280	SpareBank 1 SR Bank ASA	4,635,124

	Total Norway	16,363,412

Shares	Description	Value ($)
	Philippines — 0.4%
472,480	Cebu Air Inc	887,675
4,490,500	LT Group Inc *	2,618,584

	Total Philippines	3,506,259

	Russia — 0.5%
157,000	Yandex NV-Class A *	4,264,120

	Singapore — 0.9%
818,000	ComfortDelgro Corp Ltd	1,229,531
3,240,640	Mapletree Logistics Trust (REIT)	3,098,590
1,156,000	MobileOne Ltd	2,871,721

	Total Singapore	7,199,842

	South Korea — 4.1%
24,465	Daelim Industrial Co Ltd	2,033,083
350,140	DGB Financial Group Inc	5,215,153
51,286	Golfzon Co Ltd	2,986,065
515,340	Kortek Corp	5,743,648
477,400	Magnachip Semiconductor Corp *	8,831,900
15,225	Mando Corp	1,310,377
41,327	S1 Corp	2,375,480
89,642	Youngone Holding Co Ltd	5,873,950

	Total South Korea	34,369,656

	Spain — 1.2%
437,847	Atresmedia Corp de Medios de Comunicaion SA	2,876,306
6,519	Construcciones y Auxiliar de Ferrocarriles SA	2,715,282
1,300,490	Mapfre SA	4,672,874

	Total Spain	10,264,462

	Sweden — 0.6%
126,688	Svenska Cellulosa AB-Class B	3,148,146
2,984,253	Trigon Agri A/S	1,790,389

	Total Sweden	4,938,535

	Switzerland — 3.7%
156,605	Aryzta AG	8,983,978
16,947	Kaba Holding AG-Class B (Registered)	6,649,915
41,047	Sulzer AG	6,857,534
28,250	Swiss Life Holding AG (Registered)	4,683,262
19,986	Valora Holding AG	3,890,397

	Total Switzerland	31,065,086

	United Kingdom — 17.3%
304,357	Aberdeen Asset Management Plc	2,138,959
449,709	Babcock International Group Plc	7,886,710
271,354	Berkeley Group Holdings Plc (Unit Shares)	8,681,351
121,525	DCC Plc	4,591,610
559,417	Diploma Plc	4,534,260
275,877	Domino Printing Sciences Plc	2,842,873
636,189	Euromoney Institutional Investor Plc	9,071,981
1,899,977	F&C Asset Management Plc	2,775,726
888,333	Filtrona Plc	9,361,274

Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	667,930	Great Portland Estates Plc (REIT)	5,592,115
	859,217	Howden Joinery Group Plc	3,044,152
	797,166	Inchcape Plc	6,595,173
	1,577,518	ITE Group Plc	7,031,386
	496,181	James Fisher & Sons Plc	7,345,586
	225,380	John Wood Group Plc	2,894,402
	1,187,838	Jupiter Fund Management Plc	5,834,667
	483,760	Keller Group Plc	6,964,965
	313,052	National Express Group Plc	951,518
	55,810	Renishaw Plc	1,472,840
	720,065	Restaurant Group Plc	5,645,488
	1,448,172	RPS Group Plc	4,605,611
	1,872,996	Senior Plc	7,758,154
	182,555	Travis Perkins Plc	4,436,963
	2,844,489	Tyman Plc	9,492,584
	148,452	Weir Group Plc (The)	5,211,329
	2,069,727	Wilmington Group Plc	5,123,211
	194,038	XP Power Ltd	3,617,277

		Total United Kingdom	145,502,165

		TOTAL COMMON STOCKS (COST $687,982,424)	795,989,912

		PREFERRED STOCKS — 1.3%

		Brazil — 0.2%
	285,000	Banco Pine SA	1,767,112

		Chile — 0.5%
	1,475,000	Coca-Cola Embonor SA-Class B 3.93%	4,268,110

		Colombia — 0.4%
	245,255	Banco Davivienda SA 2.20%	3,280,168

		South Korea — 0.2%
	72,080	Daelim Industrial Co Ltd 1.76%	1,975,083

		TOTAL PREFERRED STOCKS (COST $9,870,910)	11,290,473

		RIGHTS/WARRANTS — 0.0%

		Hong Kong — 0.0%
	44,400	Hopewell Holdings Ltd Expires 06/10/13*	—

		TOTAL RIGHTS/WARRANTS (COST $0)	—

		MUTUAL FUNDS — 1.7%

		United States — 1.7%
		Affiliated Issuers
	556,220	GMO U.S. Treasury Fund	13,911,067

		TOTAL MUTUAL FUNDS (COST $13,910,421)	13,911,067

		SHORT-TERM INVESTMENTS — 1.8%

		Time Deposits — 1.8%
USD	237,553	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 06/03/13	237,553

Par Value		Description	Value ($)
		Time Deposits — continued
USD	4,250,316	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/03/13	4,250,316
AUD	99	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.90%, due 06/03/13	94
GBP	334,073	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 06/03/13	507,591
SGD	52,726	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	41,715
EUR	1,192,796	Citibank (New York) Time Deposit, 0.00%, due 06/03/13 (a)	1,550,337
JPY	14,055,171	Citibank (New York) Time Deposit, 0.01%, due 06/03/13	139,921
USD	4,250,316	DBS Bank Ltd (Singapore) Time Deposit, 0.06%, due 06/03/13	4,250,316
USD	4,250,316	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	4,250,316

		Total Time Deposits	15,228,159

		TOTAL SHORT-TERM INVESTMENTS (COST $15,228,159)	15,228,159

		TOTAL INVESTMENTS — 99.7% (Cost $726,991,914)	836,419,611
		Other Assets and Liabilities (net) — 0.3%	2,706,367

		TOTAL NET ASSETS — 100.0%	$839,125,978

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
08/13/2013	DB	JPY	769,929,000	USD	8,274,136	$607,166

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

Counterparty Abbreviations:

DB - Deutsche Bank AG

Currency Abbreviations:

AUD - Australian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.4%

	Australia — 1.3%
35,316	Tox Free Solutions Ltd	116,605

	Austria — 2.6%
20,360	Zumtobel AG	238,762

	Brazil — 0.8%
5,100	Grupo BTG Pactual	78,269

	Canada — 2.6%
7,900	Suncor Energy Inc	239,648

	France — 14.6%
24,562	ArcelorMittal	310,396
2,211	Euler Hermes SA	213,628
12,644	Rexel SA	285,974
7,350	Societe Generale	293,134
3,783	Valeo SA	252,084

	Total France	1,355,216

	Germany — 12.3%
5,916	Daimler AG (Registered)	375,749
2,610	Siemens AG (Registered)	275,127
21,275	TAG Immobilien AG	244,431
11,037	Tom Tailor Holding AG *	251,499

	Total Germany	1,146,806

	Italy — 9.0%
10,354	Lottomatica Group SPA	278,452
111,175	Mediaset SPA *	345,142
8,043	Saipem SPA	214,479

	Total Italy	838,073

	Japan — 8.7%
26,000	Hitachi Ltd	175,001
6,500	Japan Tobacco Inc	221,215
7,300	K’s Holdings Corp	201,957
14,400	Keihin Corp	206,853

	Total Japan	805,026

	Mexico — 2.6%
143,100	Asesor de Activos Prisma SAPI de CV	241,892

	Netherlands — 7.6%
35,153	ING Groep NV *	327,791
13,511	Koninklijke Philips NV	382,578

	Total Netherlands	710,369

Shares	Description	Value ($)
	Philippines — 1.5%
247,400	LT Group Inc *	144,268

	Russia — 5.8%
22,676	Sberbank Sponsored ADR *	275,705
9,700	Yandex NV-Class A *	263,452

	Total Russia	539,157

	Spain — 4.6%
13,646	Atresmedia Corp de Medios de Comunicaion SA	89,643
35,626	Banco Bilbao Vizcaya Argentaria SA	333,913

	Total Spain	423,556

	Switzerland — 3.4%
802	Syngenta AG (Registered)	312,858

	Thailand — 2.2%
29,900	Bangkok Bank Pcl NVDR	201,936

	United Kingdom — 2.3%
63,979	Lupus Capital Plc	213,510

	United States — 13.5%
12,900	Cisco Systems, Inc.	310,632
15,600	Delta Air Lines, Inc. *	280,956
8,800	EPL Oil & Gas, Inc. *	267,960
12,800	NVIDIA Corp.	185,472
7,100	RTI International Metals, Inc *	205,971

	Total United States	1,250,991

	TOTAL COMMON STOCKS (COST $8,020,165)	8,856,942

	MUTUAL FUNDS — 1.4%

	United States — 1.4%
	Affiliated Issuers
5,199	GMO U.S. Treasury Fund	130,017

	TOTAL MUTUAL FUNDS (COST $130,017)	130,017

Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 4.4%

		Time Deposits — 4.4%
USD	26,973	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 06/03/13	26,973
EUR	36,398	BNP Paribas (Paris) Time Deposit, 0.00%, due 06/03/13 (a)	47,307
JPY	200,559	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	1,997
EUR	36,398	Citibank (New York) Time Deposit, 0.00%, due 06/03/13 (a)	47,307
USD	47,173	DBS Bank Ltd (Singapore) Time Deposit, 0.06%, due 06/03/13	47,173
EUR	19,048	DnB Nor Bank (Oslo) Time Deposit, 0.00%, due 06/03/13 (a)	24,758
USD	22,485	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 06/03/13	22,485
EUR	36,398	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.00%, due 06/03/13 (a)	47,308
EUR	36,398	Societe Generale (Paris) Time Deposit, 0.00%, due 06/03/13 (a)	47,308
USD	47,173	STD Charter Bank (London) Time Deposit, 0.06%, due 06/03/13	47,173
EUR	36,398	Sumitomo (Tokyo) Time Deposit, 0.00%, due 06/03/13 (a)	47,308

		Total Time Deposits	407,097

		TOTAL SHORT-TERM INVESTMENTS (COST $407,097)	407,097

		TOTAL INVESTMENTS — 101.2% (Cost $8,557,279)	9,394,056
		Other Assets and Liabilities (net) — (1.2%)	(112,457)

		TOTAL NET ASSETS — 100.0%	$9,281,599

Notes to Schedule of Investments:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

Currency Abbreviations:

EUR - Euro

JPY - Japanese Yen

USD - United States Dollar

As of May 31, 2013, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Foreign Fund	435,752,565	45,116,919	(13,920,306)	31,196,613
Foreign Small Companies Fund	736,721,924	132,465,804	(32,768,117)	99,697,687
Global Focused Equity Fund	8,580,850	1,054,848	(241,642)	813,206

Investments in Affiliated Issuers

The Funds make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended May 31, 2013 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Foreign Fund
GMO U.S. Treasury Fund	$8,180,610	$11,706,862	$16,769,946	$1,660	$—	$3,120,420

Foreign Small Companies Fund
GMO U.S. Treasury Fund	$20,131,383	$23,530,748	$29,759,646	$4,071	$—	$13,911,067

Global Focused Equity Fund
GMO U.S. Treasury Fund	$270,041	$396,485	$536,675	$80	$—	$130,017

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2013 through May 31, 2013. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2014.

Basis of Presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and closing ask price for short positions. Cleared derivatives are valued using the closing price quoted by the relevant clearing house. If an updated closing price for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model. Unlisted securities (including debt instruments) for which market quotations are readily available are valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument, may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“the Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2013, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of May 31, 2013. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2013 is as follows:

Securities

Fund Name	Fair valued using inputs obtained from an independent pricing service
Foreign Fund	94.3%
Foreign Small Companies Fund	86.2%
Global Focused Equity Fund	73.1%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At May 31, 2013, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain cleared derivatives and OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; and certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain derivatives valued using third party valuation services; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Foreign Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$25,171,010	$—	$25,171,010
Brazil	4,029,444	—	—	4,029,444
Denmark	—	3,608,765	—	3,608,765
Finland	—	1,383,614	—	1,383,614
France	—	57,049,804	—	57,049,804
Germany	—	36,592,470	—	36,592,470
Hong Kong	—	5,926,774	—	5,926,774
Ireland	—	1,300,299	—	1,300,299
Israel	—	989,718	—	989,718
Italy	—	27,485,082	—	27,485,082
Japan	—	114,051,089	—	114,051,089
Mexico	5,428,836	—	—	5,428,836
Netherlands	—	19,680,645	—	19,680,645
Norway	—	1,913,099	—	1,913,099
Panama	3,558,772	—	—	3,558,772
Philippines	—	1,717,737	—	1,717,737
Russia	3,381,420	5,528,631	—	8,910,051
South Korea	—	4,612,805	—	4,612,805
Spain	—	10,183,373	—	10,183,373
Sweden	—	6,257,238	—	6,257,238
Switzerland	—	23,320,368	—	23,320,368
Taiwan	—	3,805,070	—	3,805,070
Thailand	—	4,848,653	—	4,848,653
United Kingdom	—	79,419,725	36,898	79,456,623

TOTAL COMMON STOCKS	16,398,472	434,845,969	36,898	451,281,339

Preferred Stocks
Brazil	2,004,213	—	—	2,004,213
Germany	—	6,699,178	—	6,699,178

TOTAL PREFERRED STOCKS	2,004,213	6,699,178	—	8,703,391

Mutual Funds
United States	3,120,420	—	—	3,120,420

TOTAL MUTUAL FUNDS	3,120,420	—	—	3,120,420

Short-Term Investments	3,844,028	—	—	3,844,028

Total Investments	25,367,133	441,545,147	36,898	466,949,178

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	377,302	—	377,302

Total	$25,367,133	$441,922,449	$36,898	$467,326,480

Description	Level 1	Level 2	Level 3		Total
Foreign Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$39,603,754	$—		$39,603,754
Austria	—	13,074,701	—		13,074,701
Belgium	—	12,305,580	—		12,305,580
Brazil	11,200,924	—	—		11,200,924
Canada	27,492,402	—	—		27,492,402
Chile	2,902,115	—	—		2,902,115
Denmark	—	3,150,523	—		3,150,523
Finland	—	4,436,083	—		4,436,083
France	—	83,365,610	—		83,365,610
Germany	—	48,619,823	—		48,619,823
Hong Kong	—	9,038,376	—		9,038,376
India	—	2,529,307	—		2,529,307
Ireland	—	3,529,237	—		3,529,237
Italy	—	52,641,705	—		52,641,705
Japan	—	193,358,760	—		193,358,760
Mexico	19,882,395	—	—		19,882,395
Netherlands	—	3,983,960	—		3,983,960
New Zealand	—	7,401,120	—		7,401,120
Norway	—	16,363,412	—		16,363,412
Philippines	—	3,506,259	—		3,506,259
Russia	4,264,120	—	—		4,264,120
Singapore	—	7,199,842	—		7,199,842
South Korea	8,831,900	25,537,756	—		34,369,656
Spain	—	10,264,462	—		10,264,462
Sweden	—	4,938,535	—		4,938,535
Switzerland	—	31,065,086	—		31,065,086
United Kingdom	—	145,502,165	—		145,502,165

TOTAL COMMON STOCKS	74,573,856	721,416,056	—		795,989,912

Preferred Stocks
Brazil	1,767,112	—	—		1,767,112
Chile	4,268,110	—	—		4,268,110
Colombia	3,280,168	—	—		3,280,168
South Korea	—	1,975,083	—		1,975,083

TOTAL PREFERRED STOCKS	9,315,390	1,975,083	—		11,290,473

Rights/Warrants
Hong Kong	—	—	0	**	0	**

TOTAL RIGHTS/WARRANTS	—	—	0	**	0	**

Mutual Funds
United States	13,911,067	—	—		13,911,067

TOTAL MUTUAL FUNDS	13,911,067	—	—		13,911,067

Short-Term Investments	15,228,159	—	—		15,228,159

Total Investments	113,028,472	723,391,139	0	**	836,419,611

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	607,166	—		607,166

Total	$113,028,472	$723,998,305	$0	**	$837,026,777

Description	Level 1	Level 2	Level 3	Total
Global Focused Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$116,605	$—	$116,605
Austria	—	238,762	—	238,762
Brazil	78,269	—	—	78,269
Canada	239,648	—	—	239,648
France	—	1,355,216	—	1,355,216
Germany	—	1,146,806	—	1,146,806
Italy	—	838,073	—	838,073
Japan	—	805,026	—	805,026
Mexico	241,892	—	—	241,892
Netherlands	—	710,369	—	710,369
Philippines	—	144,268	—	144,268
Russia	263,452	275,705	—	539,157
Spain	—	423,556	—	423,556
Switzerland	—	312,858	—	312,858
Thailand	—	201,936	—	201,936
United Kingdom	—	213,510	—	213,510
United States	1,250,991	—	—	1,250,991

TOTAL COMMON STOCKS	2,074,252	6,782,690	—	8,856,942

Mutual Funds
United States	130,017	—	—	130,017

TOTAL MUTUAL FUNDS	130,017	—	—	130,017

Short-Term Investments	407,097	—	—	407,097

Total Investments	2,611,366	6,782,690	—	9,394,056

Total	$2,611,366	$6,782,690	$—	$9,394,056

The risks referenced in the table above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a fair value of zero at May 31, 2013.

The underlying funds held at period end are classified above as Level 1, if any. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended May 31, 2013, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2013	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of May 31, 2013		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2013
Foreign Fund
Common Stock
United Kingdom	$—	$30,650	$—	$—	$—	$6,248	$—	$—	$36,898		$6,248

Total	$—	$30,650	$—	$—	$—	$6,248	$—	$—	$36,898		$6,248

Foreign Small Companies Fund
Rights/Warrants
Hong Kong	$—	$0	$—	$—	$—	$—	$—	$—	$0	**	$—

Total	$—	$0	$—	$—	$—	$—	$—	$—	$0	**	$—

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Represents the interest in securities that were determined to have a fair value of zero at May 31, 2013.

The net aggregate direct and/or indirect exposure to investments in securities using Level 3 inputs (based on the Funds’ net assets) as of May 31, 2013 were as follows:

Fund Name	Level 3 securities
Foreign Fund	0.0%*
Foreign Small Companies Fund	—
Global Focused Equity Fund	—

*	Rounds to 0.0%.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Market Risk – Equities Risk	X	X	X
Liquidity Risk	X	X	X
Smaller Company Risk	X	X	X
Derivatives Risk	X	X	X
Non-U.S. Investment Risk	X	X	X
Currency Risk	X	X	X
Focused Investment Risk	X	X	X
Leveraging Risk	X	X	X
Counterparty Risk	X	X	X
Market Disruption and Geopolitical Risk	X	X	X
Large Shareholder Risk	X	X	X
Management and Operational Risk	X	X	X
Non-Diversified Funds	X		X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities Risk — Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility and the market prices of equities can decline in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and, as a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or will decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

A Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund in respect of taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. Dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. Dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. Dollars, in which case the Manager may decide to purchase U.S. Dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as GMO U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government), are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent that a Fund has focused its investments in the stock index of particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs, by necessitating a sale of portfolio securities, or accelerate the realization of taxable income to shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act.

•	Foreign Fund
•	Global Focused Equity Fund

Temporary Defensive Positions.

The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as substitutes for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives, to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, will be required to be cleared. The Funds will hold cleared derivatives transactions through clearing members, who are futures commission merchants who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2013, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Foreign Fund	Foreign Small Companies Fund
Forward currency contracts
To manage against anticipated currency exchange rate changes	X	X
Rights and/or warrants
Received as a result of corporate actions		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The values assigned to swap agreements may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments as of May 31, 2013:

	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Foreign Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—		$377,302	$—	$—	$377,302

Total	$—	$—		$377,302	$—	$—	$377,302

Foreign Small Companies Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$0	*	$—	$—	$—	$0	*
Unrealized Appreciation on Forward Currency Contracts	$—	$—		$607,166	$—	$—	$607,166

Total	$—	$—		$607,166	$—	$—	$607,166

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

*	Represents the interest in securities that were determined to have a fair value of zero at May 31, 2013.

The derivative financial instruments outstanding as of period end, if any, (as disclosed in the Funds’ Schedule of Investments) serve as an indicator of the volume of derivative activity for the Funds during the period.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 98.5%

		United States — 98.5%
		Affiliated Issuers
	5,060,752	GMO International Growth Equity Fund, Class IV	133,198,999
	94,862,656	GMO International Intrinsic Value Fund, Class IV	2,102,156,447

		TOTAL MUTUAL FUNDS (COST $1,946,113,564)	2,235,355,446

		SHORT-TERM INVESTMENTS — 2.5%

		Time Deposits — 2.5%
USD	10,257,107	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 06/03/13	10,257,107
USD	23,158,864	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/03/13	23,158,864
EUR	7,130	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 06/03/13 (a)	9,247
USD	23,158,864	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	23,158,864

		Total Time Deposits	56,584,082

		TOTAL SHORT-TERM INVESTMENTS (COST $56,584,082)	56,584,082

		TOTAL INVESTMENTS — 101.0% (Cost $2,002,697,646)	2,291,939,528
		Other Assets and Liabilities (net) — (1.0%)	(22,975,805)

		TOTAL NET ASSETS — 100.0%	$2,268,963,723

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/28/2013	BOA	AUD	159,164,645	USD	153,107,475	$1,051,159
06/28/2013	GS	AUD	23,659,815	USD	23,056,300	453,138
06/28/2013	BBH	CHF	163,670,718	USD	167,996,868	(3,203,947)
06/28/2013	RBS	DKK	103,180,309	USD	17,803,967	(189,270)
06/28/2013	BCLY	EUR	201,161,448	USD	259,014,072	(2,478,055)
06/28/2013	DB	EUR	137,000,000	USD	176,262,556	(1,825,352)
06/28/2013	JPM	EUR	57,337,006	USD	74,219,200	(313,848)
06/28/2013	MSCI	EUR	136,990,000	USD	176,219,415	(1,855,493)
06/28/2013	BCLY	GBP	26,831,394	USD	40,519,000	(241,716)
06/28/2013	DB	GBP	119,100,000	USD	179,285,875	(1,644,023)
06/28/2013	MSCI	GBP	164,847,443	USD	247,979,349	(2,447,443)
06/28/2013	RBS	HKD	191,523,973	USD	24,672,588	(2,829)
06/28/2013	BCLY	JPY	21,115,564,092	USD	205,673,720	(4,545,340)
06/28/2013	DB	JPY	9,962,791,081	USD	97,315,975	(1,870,036)
06/28/2013	GS	JPY	11,040,184,087	USD	107,864,859	(2,047,294)
06/28/2013	MSCI	JPY	11,096,389,713	USD	108,593,837	(1,877,880)
06/28/2013	BBH	NOK	431,276,407	USD	73,414,998	(6,337)
06/28/2013	BBH	NZD	27,948,086	USD	22,550,500	374,548
06/28/2013	BBH	SEK	132,380,391	USD	19,761,190	(214,038)
06/28/2013	BBH	SGD	28,537,116	USD	22,499,561	(78,468)
06/28/2013	BCLY	USD	20,906,394	JPY	2,140,584,747	404,508
06/28/2013	BOA	USD	8,364,387	CAD	8,680,126	3,298

						$(22,554,718)

Notes to Schedule of Investments:

(a)	Rate rounds to 0.00%.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.4%

	Australia — 0.9%
6,941	Commonwealth Bank of Australia	440,974
6,296	CSL Ltd	358,246
96,333	GPT Group (REIT)	356,765
320,046	Telstra Corp Ltd	1,447,127
37,458	Westpac Banking Corp	1,009,526

	Total Australia	3,612,638

	Austria — 0.4%
23,024	OMV AG	1,062,070
9,268	Voestalpine AG	307,145

	Total Austria	1,369,215

	Belgium — 0.5%
20,310	Anheuser-Busch InBev NV	1,870,254

	Canada — 0.1%
32,400	Research In Motion Ltd *	451,584

	Denmark — 0.2%
3,944	Novo-Nordisk A/S-Class B	639,235

	Finland — 0.2%
210,040	Nokia Oyj *	702,647

	France — 7.2%
98,568	ArcelorMittal	1,245,626
85,863	AXA	1,733,549
44,559	BNP Paribas	2,607,577
18,964	Bouygues SA	503,736
12,762	Carrefour SA	373,639
2,893	Casino Guichard-Perrachon SA	302,623
36,129	CNP Assurances	545,529
12,185	Compagnie de Saint-Gobain	529,213
42,061	Credit Agricole SA *	394,360
9,838	European Aeronautic Defense and Space Co NV	566,478
156,208	France Telecom SA	1,584,201
140,058	GDF Suez	2,856,372
10,765	Lafarge SA	767,659
30,084	Peugeot SA *	264,859
22,979	Renault SA	1,773,526
16,283	Sanofi	1,736,228
27,659	Societe Generale	1,103,101
127,572	Total SA	6,376,476
18,359	Vinci SA	941,539
79,836	Vivendi SA	1,562,580

	Total France	27,768,871

	Germany — 3.6%
9,287	Allianz SE (Registered)	1,434,531
4,808	BASF AG	465,969

Shares	Description	Value ($)
	Germany — continued
7,303	Bayerische Motoren Werke AG	693,042
12,643	Bayer AG (Registered)	1,351,125
3,276	Continental AG	428,638
11,254	Daimler AG (Registered)	714,787
18,558	Deutsche Lufthansa AG (Registered) *	398,159
12,009	Deutsche Bank AG (Registered)	557,961
20,123	Deutsche Post AG (Registered)	507,097
118,231	E.ON AG	1,992,327
7,964	Hannover Rueckversicherung AG (Registered)	599,557
10,392	HeidelbergCement AG	783,248
6,396	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,193,014
25,373	RWE AG	865,741
3,585	Siemens AG (Registered)	377,904
13,366	Suedzucker AG	452,241
17,810	ThyssenKrupp AG *	353,196
3,080	Volkswagen AG	652,487

	Total Germany	13,821,024

	Hong Kong — 0.0%
37	Esprit Holdings Ltd	56

	Ireland — 0.4%
50,517	CRH Plc	1,066,786
8,976	Kerry Group Plc-Class A	510,251

	Total Ireland	1,577,037

	Italy — 4.0%
1,106,749	Enel SPA	4,165,709
186,761	ENI SPA	4,247,229
136,186	Fiat SPA *	1,067,334
122,652	Finmeccanica SPA *	677,352
460,953	Intesa Sanpaolo SPA	859,932
153,751	Mediaset SPA *	477,319
128,256	Parmalat SPA	396,305
26,500	Prada SPA	253,816
17,325	Prysmian SPA	368,765
1,273,059	Telecom Italia SPA	985,477
671,539	Telecom Italia SPA-Di RISP	415,181
255,894	UniCredit SPA	1,436,125

	Total Italy	15,350,544

	Japan — 11.4%
57,000	Aeon Co Ltd	665,280
26,000	Ajinomoto Co Inc	357,962
15,500	Asahi Breweries Ltd	371,647
14,000	Astellas Pharma Inc	714,927
6,200	Central Japan Railway Co	682,607
17,248	Century Tokyo Leasing Corp	437,524
121,000	Cosmo Oil Co Ltd *	217,437
14,700	Credit Saison Co Ltd	342,755

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
26,000	Daiwa House Industry Co Ltd	491,347
66,000	Daiwa Securities Group Inc	539,864
1,200	Fast Retailing Co Ltd	403,629
16,500	FujiFilm Holdings Corp	340,512
23,000	Fuji Heavy Industries Ltd	518,043
155,000	Hitachi Ltd	1,043,278
93	INPEX Corp	395,901
54,000	Isuzu Motors Ltd	400,895
158,500	Itochu Corp	1,964,226
4,400	Japan Airlines Co Ltd	225,534
16,400	Japan Tobacco Inc	558,141
48,500	JFE Holdings Inc	996,722
120,620	JX Holdings Inc	586,002
44,200	KDDI Corp	1,994,038
189,000	Marubeni Corp	1,305,005
287,000	Mazda Motor Corp *	1,104,048
15,000	Mitsubishi Estate Co Ltd	369,555
72,000	Mitsubishi Chemical Holdings Corp	340,735
53,300	Mitsubishi Corp	921,147
20,000	Mitsui Fudosan Co Ltd	551,767
61,200	Mitsui & Co Ltd	766,462
92,000	Mitsui OSK Lines Ltd *	326,750
375,800	Mizuho Financial Group Inc	715,491
393,545	Nippon Steel Corp	986,585
67,700	Nippon Telegraph & Telephone Corp	3,338,965
179,000	Nippon Yusen Kabushiki Kaisha	458,938
65,500	Nissan Motor Co Ltd	707,330
7,400	Nitto Denko Corp	439,321
78,000	Nomura Holdings Inc	591,432
1,264	NTT Docomo Inc	1,846,726
26,900	ORIX Corp	356,747
14,800	Otsuka Holdings Co Ltd	474,759
41,000	Ricoh Co Ltd	476,007
66,600	Showa Shell Sekiyu KK	526,192
12,000	SoftBank Corp	599,822
303,000	Sojitz Corp	522,222
62,400	Sony Corp	1,233,816
141,900	Sumitomo Corp	1,774,140
40,000	Sumitomo Metal Mining Co Ltd	502,640
16,000	Sumitomo Mitsui Financial Group Inc	631,676
140,000	Sumitomo Mitsui Trust Holdings Inc	573,579
13,000	Sumitomo Realty & Development Co Ltd	497,178
180,000	Taisei Corp	564,989
30,400	Takeda Pharmaceutical Co Ltd	1,347,399
33,000	Tokyu Land Corp	298,228
52,000	TonenGeneral Sekiyu KK	510,861
34,800	Toyota Motor Corp	2,030,905
45,000	Toyota Tsusho Corp	1,190,740
11,220	Yamada Denki Co Ltd	423,225

	Total Japan	43,553,653

Shares	Description	Value ($)
	Netherlands — 0.5%
61,183	Aegon NV	417,439
4,520	Heineken NV	314,451
128,445	ING Groep NV *	1,197,711

	Total Netherlands	1,929,601

	Norway — 0.3%
43,373	Statoil ASA	979,344

	Portugal — 0.2%
257,680	EDP-Energias de Portugal SA	830,987
13,797	Portugal Telecom SGPS SA	58,538

	Total Portugal	889,525

	Singapore — 0.8%
239,000	CapitaCommercial Trust (REIT)	285,872
141,000	Capitaland Ltd	383,621
305,019	Global Logistic Properties Ltd	674,587
98,522	Keppel Land Ltd	289,385
94,000	SembCorp Industries Ltd	360,066
59,000	StarHub Ltd	186,987
30,000	United Overseas Bank Ltd	506,702
29,386	Venture Corp Ltd	169,865
146,971	Yanlord Land Group Ltd	165,141

	Total Singapore	3,022,226

	Spain — 4.1%
20,956	ACS Actividades de Construccion y Servicios SA	585,938
195,629	Banco Bilbao Vizcaya Argentaria SA	1,833,579
327,748	Banco Santander SA	2,344,132
37,873	Distribuidora Internacional de Alimentacion SA	296,824
40,624	Ferrovial SA	654,217
60,608	Gas Natural SDG SA	1,252,120
5,727	Grifols SA *	209,705
235,220	Iberdrola SA	1,272,324
12,260	Inditex SA	1,517,669
250,169	Mapfre SA	898,898
85,033	Repsol YPF SA	1,934,847
222,907	Telefonica SA *	3,066,970

	Total Spain	15,867,223

	Sweden — 0.1%
11,108	Svenska Cellulosa AB-Class B	276,029

	Switzerland — 0.5%
1,743	Roche Holding AG (Non Voting)	432,153
609	Swisscom AG (Registered)	259,986
4,306	Zurich Insurance Group AG	1,138,794

	Total Switzerland	1,830,933

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — 7.9%
20,989	Anglo American Plc	480,907
26,194	ARM Holdings Plc	383,640
3,462	Associated British Foods Plc	94,870
65,197	AstraZeneca Plc	3,335,755
218,014	Aviva Plc	1,095,595
116,669	BAE Systems Plc	713,202
92,784	Balfour Beatty Plc	325,223
501,344	Barclays Plc	2,401,507
804,320	BP Plc	5,748,643
258,773	BT Group Plc	1,177,561
45,963	Diageo Plc	1,357,742
51,686	Kingfisher Plc	269,275
1,206,143	Lloyds Banking Group Plc *	1,121,041
89,560	Marks & Spencer Group Plc	633,813
9,361	Next Plc	654,634
38,414	Prudential Plc	646,166
3,734	Reckitt Benckiser Group Plc	267,013
12,437	Rio Tinto Plc	531,194
92,261	Royal Dutch Shell Plc A Shares (London)	3,070,529
70,431	Royal Dutch Shell Plc B Shares (London)	2,427,963
326,996	RSA Insurance Group Plc	569,290
129,745	TUI Travel Plc	700,575
513,228	Vodafone Group Plc	1,487,393
9,108	Wolseley Plc	463,110
28,788	WPP Plc	490,089

	Total United Kingdom	30,446,730

	United States — 52.1%
24,300	3M Co.	2,679,561
43,800	Abbott Laboratories	1,606,146
14,400	Accenture Plc-Class A	1,182,384
17,586	Aetna, Inc.	1,061,843
2,400	Affiliated Managers Group, Inc. *	393,600
18,600	AFLAC, Inc.	1,035,834
6,100	Alexion Pharmaceuticals, Inc. *	594,994
3,500	Allergan, Inc.	348,215
18,000	Allstate Corp. (The)	868,320
22,600	Altria Group, Inc.	815,860
25,200	American Capital Agency Corp. (REIT)	650,160
31,500	American International Group, Inc. *	1,400,490
8,500	American Tower Corp. (REIT)	661,640
18,500	Amgen, Inc.	1,859,805
5,100	Apple, Inc.	2,293,368
12,300	Assurant, Inc.	611,802
62,100	AT&T, Inc.	2,172,879
19,600	Automatic Data Processing, Inc.	1,346,912
1,000	AutoZone, Inc. *	408,830
211,600	Bank of America Corp.	2,890,456
14,900	Baxter International, Inc.	1,047,917
13,500	Becton, Dickinson and Co.	1,331,370
4,800	Bed Bath & Beyond, Inc. *	327,600
25,300	Best Buy Co., Inc.	697,015

Shares	Description	Value ($)
	United States — continued
3,400	Biogen Idec, Inc. *	807,466
3,500	BlackRock, Inc.	977,200
20,800	Bristol – Myers Squibb Co.	957,008
9,200	Cabot Oil & Gas Corp.	647,312
22,800	CBS Corp.-Class B (Non Voting)	1,128,600
4,600	Celgene Corp. *	568,790
34,500	Chevron Corp.	4,234,875
15,700	CH Robinson Worldwide, Inc.	890,033
82,500	Cisco Systems, Inc.	1,986,600
47,700	Citigroup, Inc.	2,479,923
22,100	Coach, Inc.	1,287,546
65,400	Coca-Cola Co. (The)	2,615,346
11,300	Cognizant Technology Solutions Corp.-Class A *	730,545
13,000	Colgate-Palmolive Co.	751,920
36,400	Comcast Corp.-Class A	1,412,320
10,400	ConAgra Foods, Inc.	350,376
11,300	Covidien Plc	718,680
6,200	CR Bard, Inc.	639,158
6,100	Crown Castle International Corp. *	434,625
3,444	CST Brands, Inc. *	104,663
10,400	Danaher Corp.	642,928
72,500	Dell, Inc.	967,875
29,000	Delta Air Lines, Inc. *	522,290
25,600	Discover Financial Services	1,213,696
9,300	Dollar Tree, Inc. *	446,772
5,800	Eastman Chemical Co.	415,976
31,900	eBay, Inc. *	1,725,790
19,400	Ecolab, Inc.	1,638,718
36,700	Eli Lilly & Co.	1,950,972
20,600	EMC Corp. *	510,056
5,600	Entergy Corp.	385,728
5,200	EOG Resources, Inc.	671,320
12,900	Exelon Corp.	404,286
7,000	Expeditors International of Washington, Inc.	273,210
10,300	Fastenal Co.	537,454
8,700	FMC Corp.	545,577
14,200	Forest Laboratories, Inc. *	564,450
2,600	Franklin Resources, Inc.	402,506
13,300	GameStop Corp.-Class A	441,028
14,600	Gannett Co., Inc.	313,900
16,400	Gap Inc. (The)	665,020
34,200	General Growth Properties, Inc. REIT	702,126
60,100	General Motors Co. *	2,036,789
23,700	General Dynamics Corp.	1,827,270
11,500	General Mills, Inc.	541,420
9,700	Genuine Parts Co.	754,078
48,200	Genworth Financial, Inc.-Class A *	521,042
23,400	Gilead Sciences, Inc. *	1,274,832
9,400	Goldman Sachs Group, Inc. (The)	1,523,552
5,500	Google, Inc.-Class A *	4,787,255
54,200	Hartford Financial Services Group, Inc. (The)	1,660,146
5,400	Helmerich & Payne, Inc.	333,396

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United States — continued
13,500	Hertz Global Holdings, Inc. *	348,705
94,600	Hewlett-Packard Co.	2,310,132
11,500	HollyFrontier Corp.	569,250
55,000	Home Depot, Inc.	4,326,300
17,100	Hormel Foods Corp.	680,922
8,300	Ingersoll-Rand Plc	477,499
34,700	Intel Corp.	842,516
15,100	International Business Machines Corp.	3,141,102
14,500	International Paper Co.	669,175
13,200	Intuit, Inc.	771,408
800	Intuitive Surgical, Inc. *	398,024
62,400	Johnson & Johnson	5,252,832
56,300	JPMorgan Chase & Co.	3,073,417
2,800	Kansas City Southern	309,960
17,200	Kimberly-Clark Corp.	1,665,476
8,600	L-3 Communications Holdings, Inc.	731,774
18,300	Lincoln National Corp.	652,578
21,200	Lowe’s Cos., Inc.	892,732
17,200	LyondellBasell Industries NV-Class A	1,146,380
3,900	M&T Bank Corp.	409,110
15,700	Marathon Petroleum Corp.	1,295,250
20,000	Marathon Oil Corp.	687,800
18,500	Masco Corp.	388,870
25,400	McDonald’s Corp.	2,452,878
16,200	Medtronic, Inc.	826,362
47,100	Merck & Co., Inc.	2,199,570
33,800	MetLife, Inc.	1,494,298
196,700	Microsoft Corp.	6,860,896
10,900	Monsanto Co.	1,096,976
14,100	Monster Beverage Corp. *	769,719
9,000	Moody’s Corp.	597,960
33,500	Morgan Stanley	867,650
11,100	News Corp.	357,864
20,300	News Corp.-Class A	651,833
4,700	NextEra Energy, Inc.	355,414
29,000	Nike, Inc.-Class B	1,788,140
4,800	O’Reilly Automotive, Inc. *	522,768
70,900	Oracle Corp.	2,393,584
27,500	Paychex, Inc.	1,023,825
39,700	PepsiCo, Inc.	3,206,569
150,873	Pfizer, Inc.	4,108,272
30,700	Philip Morris International, Inc.	2,790,937
23,600	Phillips 66	1,571,052
31,900	Pitney Bowes, Inc.	468,292
4,900	PPG Industries, Inc.	752,689
52,600	Procter & Gamble Co. (The)	4,037,576
12,700	Prudential Financial, Inc.	875,919
21,900	Pulte Homes, Inc. *	472,821
36,600	Qualcomm, Inc.	2,323,368
6,600	Raytheon Co.	439,824
3,000	Regeneron Pharmaceuticals, Inc. *	725,610
92,600	Regions Financial Corp.	845,438

Shares	Description	Value ($)
	United States — continued
19,600	Reynolds American, Inc.	942,956
13,400	Rockwell Collins, Inc.	867,650
9,600	Ross Stores, Inc.	617,280
4,600	Sherwin-Williams Co. (The)	867,238
8,700	Sigma–Aldrich Corp.	727,842
109,500	Sirius XM Radio, Inc.	381,060
10,200	Southwestern Energy Co. *	384,438
34,700	Staples, Inc.	520,500
16,200	Starbucks Corp.	1,021,734
8,500	State Street Corp.	562,530
18,700	Stryker Corp.	1,241,493
20,600	SunTrust Banks, Inc.	661,054
41,000	Sysco Corp.	1,385,800
4,700	Teradata Corp. *	262,025
9,200	Tesoro Corp.	567,180
7,300	Time Warner Cable, Inc.	697,223
15,500	Time Warner, Inc.	904,735
26,000	TJX Cos., Inc. (The)	1,315,860
3,900	TransDigm Group, Inc.	569,790
7,700	Travelers Cos., Inc. (The)	644,644
13,400	United Continental Holdings, Inc. *	434,964
28,315	UnitedHealth Group, Inc.	1,773,368
10,500	United Technologies Corp.	996,450
16,200	Unum Group	461,376
15,100	US Bancorp	529,406
38,600	Valero Energy Corp.	1,568,318
4,400	Valspar Corp.	315,348
7,900	Varian Medical Systems, Inc. *	529,379
3,800	Verisk Analytics, Inc.-Class A *	223,516
21,200	Verizon Communications, Inc.	1,027,776
3,400	VF Corp.	625,124
16,200	Visa, Inc.-Class A	2,885,868
15,000	Walgreen Co.	716,400
18,800	Walt Disney Co. (The)	1,185,904
47,200	Wal–Mart Stores, Inc.	3,532,448
17,500	WellPoint, Inc.	1,346,975
31,600	Wells Fargo & Co.	1,281,380
9,200	Western Digital Corp.	582,544
22,300	Weyerhaeuser Co. REIT	664,986
4,000	Whirlpool Corp.	511,040
5,100	WW Grainger, Inc.	1,312,944
19,000	Yahoo!, Inc. *	499,700
9,300	Yum! Brands, Inc.	630,075

	Total United States	199,909,082

	TOTAL COMMON STOCKS (COST $317,265,844)	365,867,451

	PREFERRED STOCKS — 0.5%

	Germany — 0.5%
3,475	Henkel AG & Co KGaA 1.27%	334,407
12,089	Porsche Automobil Holding SE 3.14%	997,029

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value		Description	Value ($)
		Germany — continued
	2,279	Volkswagen AG 2.11%	494,957

		Total Germany	1,826,393

		TOTAL PREFERRED STOCKS (COST $1,363,824)	1,826,393

		MUTUAL FUNDS — 2.7%

		United States — 2.7%
		Affiliated Issuers
	415,122	GMO U.S. Treasury Fund	10,382,191

		TOTAL MUTUAL FUNDS (COST $10,379,524)	10,382,191

		SHORT-TERM INVESTMENTS — 0.9%

		Time Deposits — 0.9%
AUD	4,115	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.90%, due 06/03/13	3,938
CAD	3,451	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 06/03/13	3,329
EUR	14,453	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 06/03/13 (a)	18,785
SGD	2,950	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	2,334
JPY	2,783,208	Citibank (New York) Time Deposit, 0.01%, due 06/03/13	27,708
USD	1,955,048	DBS Bank Ltd (Singapore) Time Deposit, 0.06%, due 06/03/13	1,955,048
NOK	219,596	JPMorgan Chase (New York) Time Deposit, 0.48%, due 06/03/13	37,418
USD	1,443,625	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	1,443,625

		Total Time Deposits	3,492,185

		TOTAL SHORT-TERM INVESTMENTS (COST $3,492,185)	3,492,185

		TOTAL INVESTMENTS — 99.5% (Cost $332,501,377)	381,568,220
		Other Assets and Liabilities (net) — 0.5%	1,982,217

		TOTAL NET ASSETS — 100.0%	$383,550,437

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/20/2013	BNYM	AUD	953,638	USD	983,697	$72,108
06/20/2013	BOA	AUD	1,237,051	USD	1,230,985	48,479
06/20/2013	SSB	AUD	1,237,051	USD	1,221,848	39,342
06/20/2013	BCLY	CHF	681,600	USD	736,403	23,506
06/20/2013	JPM	CHF	156,782	USD	169,175	5,193
06/20/2013	RBS	CHF	120,216	USD	129,866	4,130
06/20/2013	BBH	EUR	1,803,658	USD	2,367,481	22,989
06/20/2013	BCLY	EUR	2,540,031	USD	3,268,918	(32,752)
06/20/2013	BOA	EUR	5,367,272	USD	6,992,607	15,936
06/20/2013	DB	EUR	3,796,056	USD	4,937,116	2,797
06/20/2013	JPM	EUR	3,255,700	USD	4,273,142	41,206
06/20/2013	MSCI	EUR	3,213,814	USD	4,218,732	41,242
06/20/2013	SSB	EUR	3,212,222	USD	4,178,525	3,104
06/20/2013	BOA	GBP	1,629,837	USD	2,492,484	16,393
06/20/2013	BBH	JPY	234,977,186	USD	2,396,284	57,019
06/20/2013	BCLY	JPY	145,004,725	USD	1,478,599	35,036
06/20/2013	BNYM	JPY	56,992,510	USD	581,449	14,073
06/20/2013	DB	JPY	204,437,984	USD	2,093,161	57,923
06/20/2013	JPM	JPY	116,965,939	USD	1,192,724	28,295
06/20/2013	MSCI	JPY	197,577,749	USD	2,015,351	48,408
06/20/2013	SSB	JPY	54,955,795	USD	561,297	14,197
06/20/2013	DB	NOK	4,122,132	USD	715,971	13,995
06/20/2013	BBH	SEK	4,025,413	USD	603,144	(4,380)
06/20/2013	BNYM	SEK	5,113,954	USD	773,038	1,229
06/20/2013	BOA	SEK	3,036,714	USD	454,413	(3,895)
06/20/2013	BNYM	SGD	3,127,270	USD	2,517,167	42,935
06/20/2013	MSCI	SGD	3,127,271	USD	2,518,487	44,255
06/20/2013	BBH	USD	2,164,641	CAD	2,189,220	(53,825)
06/20/2013	BBH	USD	256,121	GBP	167,398	(1,805)
06/20/2013	BBH	USD	1,128,252	JPY	115,346,848	20,059
06/20/2013	BBH	USD	626,512	SEK	4,003,522	(22,291)
06/20/2013	BCLY	USD	419,705	CAD	429,283	(5,797)
06/20/2013	BCLY	USD	1,001,403	CHF	959,204	1,846
06/20/2013	BCLY	USD	2,538,767	HKD	19,700,707	(679)
06/20/2013	BNYM	USD	2,147,138	CAD	2,189,222	(36,320)
06/20/2013	BNYM	USD	807,826	SEK	5,162,681	(28,663)
06/20/2013	BNYM	USD	2,482,168	SGD	3,066,619	(55,922)
06/20/2013	BOA	USD	2,150,905	CAD	2,189,221	(40,088)
06/20/2013	BOA	USD	1,078,928	GBP	704,616	(8,457)
06/20/2013	BOA	USD	1,816,038	HKD	14,092,107	(519)
06/20/2013	BOA	USD	471,124	SEK	3,009,841	(16,873)
06/20/2013	BOA	USD	1,249,798	SGD	1,544,058	(28,171)
06/20/2013	DB	USD	2,150,149	CAD	2,189,217	(39,336)
06/20/2013	DB	USD	3,027,964	HKD	23,497,577	(717)
06/20/2013	DB	USD	1,133,790	JPY	115,346,848	14,520
06/20/2013	DB	USD	1,915,152	SGD	2,367,511	(42,026)
06/20/2013	JPM	USD	995,498	CHF	959,219	7,766
06/20/2013	JPM	USD	926,445	GBP	605,670	(6,295)
06/20/2013	JPM	USD	1,769,770	HKD	13,733,554	(444)
06/20/2013	JPM	USD	2,744,787	SGD	3,392,840	(60,443)
06/20/2013	MSCI	USD	727,113	GBP	475,037	(5,424)
06/20/2013	MSCI	USD	2,538,689	HKD	19,700,708	(601)
06/20/2013	MSCI	USD	4,033,750	SGD	4,983,355	(91,022)
06/20/2013	RBS	USD	993,620	CHF	959,219	9,644
06/20/2013	RBS	USD	2,601,775	HKD	20,189,866	(668)
06/20/2013	RBS	USD	1,572,915	SGD	1,943,689	(35,109)
06/20/2013	SSB	USD	992,696	HKD	7,703,303	(262)
06/20/2013	SSB	USD	2,301,502	SGD	2,843,540	(51,752)

						$73,089

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
3	FTSE/MIB	June 2013	$333,193	$33,042
20	MSCI	June 2013	1,163,282	(44,835)
106	S&P 500 E-Mini Index	June 2013	8,633,700	67,664
60	TOPIX	June 2013	6,602,239	336,467

	Total Buys		16,732,414	392,338

Sales
13	DAX	June 2013	$3,506,298	$(5,952)
13	OMXS 30	June 2013	236,899	2,993
3	S&P Toronto 60	June 2013	419,812	198
27	SPI 200	June 2013	3,155,498	116,280

	Total Sales		7,318,507	113,519

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNYM - Bank of New York Mellon

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank Of Scotland PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.2%

	Japan — 94.2%
740,000	77 Bank Ltd (The)	3,134,170
62,600	ABC-Mart Inc	2,264,233
2,332	Accordia Golf Co Ltd	2,466,163
28,300	Ahresty Corp	202,199
22,300	Alconix Corp	442,286
30,100	Alfresa Holdings Corp	1,564,103
188,500	Alps Electric Co Ltd	1,291,451
206,100	AOC Holdings Inc	657,819
41,600	Arc Land Sakamoto Co Ltd	777,218
25,200	Arcs Co Ltd	443,957
145,354	Arnest One Corp	2,631,042
142,800	ARRK Corp *	389,602
25,500	Asahi Holdings Inc	426,164
116,000	Asahi Glass Co Ltd	825,608
286,000	Asanuma Corp *	209,154
36,000	ASKUL Corp	553,024
90,000	Bando Chemical Industries Ltd	324,763
2,202,000	Bank of Yokohama Ltd (The)	10,792,308
136,750	Belluna Co Ltd	1,353,494
250,700	Best Denki Co Ltd *	412,114
1,256	BIC Camera Inc	508,706
138,100	Brother Industries Ltd	1,578,184
406,000	Calsonic Kansei Corp	1,754,776
63,856	Cawachi Ltd	1,329,702
11,000	Central Japan Railway Co	1,211,077
248,220	Century Tokyo Leasing Corp	6,296,506
1,888,000	Chiba Bank Ltd	11,748,055
14,900	Chiyoda Integre Co Ltd	201,922
62,664	Chori Co Ltd	649,938
258,500	Chubu Electric Power Co Inc	3,340,228
204,657	Chuetsu Pulp & Paper Co Ltd	310,519
46,000	Chugoku Marine Paints Ltd	207,584
44,100	Cocokara fine Inc	1,420,249
2,481,000	Cosmo Oil Co Ltd *	4,458,357
11,162	Dai-ichi Life Insurance Co Ltd (The)	15,116,673
580,150	Daiei Inc *	1,796,969
90,000	Daihatsu Diesel Manufacturing Co Ltd	450,133
40,000	Daihatsu Motor Co Ltd	848,482
247,570	Daiho Corp	283,517
209,000	Daiichi Jitsugyo Co Ltd	917,323
16,700	Daiichikosho Co Ltd	425,418
52,000	Dainichiseika Color & Chemicals Manufacturing Co Ltd	213,624
29,000	Daio Paper Corp	162,766
169,400	Daito Trust Construction Co Ltd	15,766,123
35,000	Daiwa Industries Ltd	196,021
881,000	Daiwabo Holdings Co Ltd	1,472,643
84,000	Dai Nippon Printing Co Ltd	715,054
89,200	DCM Holdings Co Ltd	676,925
254,912	Dena Co Ltd	5,375,088

Shares	Description	Value ($)
	Japan — continued
279,000	Denki Kagaku Kogyo K K	925,769
1,584,000	DIC Corp	3,639,494
13,900	Doshisha Co Ltd	190,143
63,000	Eagle Industry Co Ltd	710,579
229,200	Edion Corp	1,119,084
31,500	Exedy Corp	790,043
17,000	F-Tech Inc	270,112
73,800	Ferrotec Corp	347,217
49,100	Foster Electric Co Ltd	820,679
37,452	Fuji Kosan Co Ltd	224,758
1,306	Fuji Media Holdings Inc	2,397,135
360,000	Fujikura Ltd	1,262,533
9,100	Fujimori Kogyo Co Ltd	267,523
231,600	Fujisash Co Ltd *	360,124
65,000	Fujitsu General Ltd	625,775
477,000	Fujitsu Ltd	1,974,628
544,000	Fuji Electric Co Ltd	1,769,906
1,567,000	Fukuoka Financial Group Inc	6,359,208
1,141	FULLCAST Holdings Co Ltd *	334,598
380,000	Furukawa Electric Co Ltd (The)	925,718
166,000	Furukawa-Sky Aluminum Corp	497,172
284,900	Futaba Industrial Co Ltd *	1,360,042
68,700	Fuyo General Lease Co Ltd	2,525,638
17,700	G-Tekt Corp	528,655
1,651	Geo Corp	1,560,185
231,000	Godo Steel Ltd	372,844
160,600	Gree Inc	1,599,580
209,229	GSI Creos Corp	296,776
83,000	Gulliver International Co Ltd	518,756
20,400	H-ONE Co Ltd	200,259
47,058	Hajime Construction Co Ltd	2,615,311
23,200	Hakuto Co Ltd	223,669
11,400	Hamakyorex Co Ltd	395,766
1,017,711	Hanwa Co Ltd	3,731,011
12,000	Happinet Corp	92,477
1,783,500	Haseko Corp *	2,316,980
295,100	Hazama Corp	649,128
52,900	Heiwa Corp	901,621
31,100	Heiwado Co Ltd	476,402
133,000	Higashi Nihon House Co Ltd	929,032
69,800	Hokkaido Electric Power Co Inc *	913,937
76,400	Hokuriku Electric Power Co	1,036,956
136,400	Hoosiers Holdings Co Ltd *	1,348,317
106,619	Idemitsu Kosan Co Ltd	8,627,870
16,000	Imasen Electric Industrial Co Ltd	240,998
253,100	Inabata & Co Ltd	2,004,301
1,266	INPEX Corp	5,389,358
663,000	Ishihara Sangyo Kaisha Ltd *	526,372
148,253	Itochu Enex Co Ltd	792,308
4,600	Itochu-Shokuhin Co Ltd	160,326
1,815,400	Itochu Corp	22,497,509
80,500	Itoki Corp	415,530

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
851,200	Iwatani Corp	3,184,164
233,903	Izumiya Co Ltd	1,015,221
78,500	Izumi Co Ltd	1,880,349
529,000	Izutsuya Co Ltd *	525,232
140,900	Japan Airlines Co Ltd	7,222,199
4,193	Japan Asia Group Ltd *	228,079
45,000	Japan Pulp & Paper Co Ltd	129,542
338,532	JFE Holdings Inc	6,957,160
143,239	Joshin Denki Co Ltd	1,104,039
2,760,900	JX Holdings Inc	13,413,144
75,440	K’s Holdings Corp	2,087,072
27,300	Kaga Electronics Co Ltd	215,193
119,100	Kamei Corp	983,969
56,000	Kanamoto Co Ltd	1,296,483
59,000	Kandenko Co Ltd	243,220
2,154,000	Kanematsu Corp *	2,561,231
369,500	Kansai Electric Power Co Inc (The) *	4,349,863
25,000	Kasai Kogyo Co Ltd	135,706
34,400	Kasumi Co Ltd	212,238
111,000	Kato Works Co Ltd	468,669
66,900	Kato Sangyo Co Ltd	1,251,067
120,000	Kawai Musical Instruments Manufacturing Co Ltd	193,191
2,821,000	Kawasaki Kisen Kaisha Ltd	5,570,155
104,300	KDDI Corp	4,705,388
73,300	Keiyo Co Ltd	350,210
8,000	Kinki Sharyo Co Ltd	24,866
127,000	Kitagawa Iron Works Co Ltd	199,409
3,950,000	Kobe Steel Ltd *	5,211,365
145,060	Kohnan Shoji Co Ltd	1,694,163
105,300	Kojima Co Ltd	292,875
43,600	Konaka Co Ltd	444,598
47,370	Kosaido Co Ltd *	210,702
209,000	Krosaki Harima Corp	416,069
758,567	Kumagai Gumi Co Ltd *	751,901
680,842	Kurabo Industries Ltd	1,223,031
45,500	Kuroda Electric Co Ltd	576,820
89,000	Kyodo Printing Co Ltd	261,589
38,000	Kyoritsu Maintenance Co Ltd	1,211,582
62,500	Kyowa Exeo Corp	691,442
94,000	Kyudenko Corp	397,608
84,800	Kyushu Electric Power Co Inc *	1,159,221
7,000	Macnica Inc	142,505
11,600	Mars Engineering Corp	217,857
2,724,000	Marubeni Corp	18,808,647
214,300	Marudai Food Co Ltd	638,899
99,074	Maruetsu Inc (The)	302,867
468,000	Maruha Nichiro Holdings Inc	846,288
18,000	Maruzen Showa Unyu Co Ltd	61,713
830	Marvelous AQL Inc	371,968
2,200	Matsuda Sangyo Co Ltd	25,960
18,800	Matsumotokiyoshi Holdings Co Ltd	470,989

Shares	Description	Value ($)
	Japan — continued
863,000	Mazda Motor Corp *	3,319,839
26,100	MCJ Co Ltd	41,324
125,000	Medipal Holdings Corp	1,666,754
12,300	Meiko Electronics Co Ltd *	102,775
97,200	Meiwa Corp	336,529
29,300	Mikuni Coca–Cola Bottling Co Ltd	347,569
336,844	Mirait Holdings Corp	3,037,874
123,800	Misawa Homes Co Ltd	2,632,426
101,000	Mitsuba Corp	1,333,836
52,700	Mitsubishi Shokuhin Co Ltd	1,297,579
286,166	Mitsubishi Steel Manufacturing Co Ltd	623,876
1,377,500	Mitsubishi Chemical Holdings Corp	6,518,930
1,074,200	Mitsubishi Corp	18,564,658
244,000	Mitsubishi Gas Chemical Co Inc	1,730,152
528,392	Mitsubishi Paper Mills Ltd *	506,055
6,417,900	Mitsubishi UFJ Financial Group Inc	37,246,388
1,377,700	Mitsubishi UFJ Lease & Finance Co Ltd	6,245,525
1,293,000	Mitsui Chemicals Inc	2,887,443
1,405,496	Mitsui Engineer & Shipbuilding Co Ltd	2,282,282
592,000	Mitsui Matsushima Co Ltd	937,525
993,000	Mitsui & Co Ltd	12,436,215
30,000	Mitsui Home Co Ltd	149,798
1,029,000	Mitsui Mining & Smelting Co Ltd	2,342,645
1,859,000	Mitsui OSK Lines Ltd *	6,602,485
5,665,500	Mizuho Financial Group Inc	10,786,621
130,000	Morinaga Milk Industry Co Ltd	369,659
59,550	Moshi Moshi Hotline Inc	658,384
16,100	MTI Ltd	134,082
46,600	Nagase & Co	600,722
457,000	Nakayama Steel Works Ltd *	309,802
155,623	Namura Shipbuilding Co Ltd	1,464,784
47,100	NEC Capital Solutions Ltd	1,088,962
901,000	NEC Corp	2,095,137
6,900	NEC Mobiling Ltd	376,358
9,800	NEC Fielding Ltd	117,325
167,000	Nichias Corp	1,069,018
200	Nichirei Corp	989
59,900	Nihon Unisys Ltd	543,780
197,000	Nihon Yamamura Glass Co Ltd	331,710
14,200	Nintendo Co Ltd	1,402,338
188,000	Nippon Carbide Industries Co Inc	801,789
436,000	Nippon Coke & Engineering Co Ltd	478,796
58,000	Nippon Corp	750,446
129,000	Nippon Formula Feed Manufacturing Co Ltd	157,648
2,395,200	Nippon Light Metal Co Ltd	2,689,743
172,700	Nippon Paper Industries Co Ltd *	2,111,627
34,000	Nippon Pillar Packing Co Ltd	234,501
132,000	Nippon Piston Ring Co Ltd	228,077
110,000	Nippon Road Co Ltd (The)	554,731
37,400	Nippon Seiki Co Ltd	498,394
86,000	Nippon Shokubai Co Ltd	834,317
181,000	Nippon Soda Co Ltd	852,126

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
151,000	Nippon Steel Trading Co Ltd	416,992
129,000	Nippon Denko Co Ltd	394,534
25,000	Nippon Densetsu Kogyo Co Ltd	262,307
499,000	Nippon Electric Glass Co Ltd	2,522,076
1,940,000	Nippon Sheet Glass Co Ltd *	2,032,252
413,900	Nippon Suisan Kaisha Ltd *	797,515
441,800	Nippon Telegraph & Telephone Corp	21,789,582
458,500	Nippon Yakin Koguo Co Ltd *	550,515
2,641,000	Nippon Yusen Kabushiki Kaisha	6,771,255
23,900	Nishimatsuya Chain Co Ltd	233,633
334,984	Nishimatsu Construction Co Ltd	679,735
95,000	Nissan Tokyo Sales Holdings Co Ltd	303,488
131,200	Nissan Chemical Industries Ltd	1,595,487
102,300	Nissan Motor Co Ltd	1,104,731
130,000	Nissei Build Kogyo Co Ltd	220,965
87,200	Nissen Holdings Co Ltd	290,332
180,200	Nisshin Steel Holdings Co Ltd	1,585,654
206,000	Nisshinbo Holdings Inc	1,492,588
121,000	Nissin Corp	310,261
13,950	Nitori Holdings Co Ltd	1,097,724
63,000	Nittetsu Mining Co Ltd	259,628
69,400	Nittoc Construction Co Ltd	210,834
493,000	NS United Kaiun Kaisha Ltd *	721,773
1,068,000	NTN Corp *	3,205,206
3,064	NTT Docomo Inc	4,476,558
678,000	Oki Electric Industry Co Ltd *	1,255,192
9,900	Okinawa Cellular Telephone Co	240,074
65,200	Okinawa Electric Power Co	2,502,035
67,000	Okuwa Co Ltd	664,132
10,000	Onoken Co Ltd	100,365
16,800	Oracle Corp	660,396
612,600	ORIX Corp	8,124,291
11,800	Pacific Industrial Co Ltd	84,228
136,000	Pacific Metals Co Ltd	636,416
36,800	Paltac Corp	462,628
188	Pasona Group Inc	110,742
1,638	PGM Holdings KK	1,548,359
4,900	Piolax Inc	128,258
60,531	Point Inc	2,691,892
224,000	Press Kogyo Co Ltd	1,078,268
588,000	Prima Meat Packers Ltd	1,224,963
64,700	Raito Kogyo Co Ltd	313,180
204,000	Rengo Co Ltd	1,006,883
122,000	Ricoh Company Ltd	1,416,410
49,000	Riken Corp	200,612
10,100	Riso Kagaku Corp	217,420
135,886	Round One Corp	838,331
304,000	Ryobi Ltd	878,152
13,000	S Foods Inc	110,854
15,600	Saint Marc Holdings Co Ltd	731,308
122,000	San-Ai Oil Co Ltd	466,200
179,000	Sanden Corp	651,690

Shares	Description	Value ($)
	Japan — continued
65,000	Sanki Engineering	384,356
1,800	Sankyo Tateyama Inc	39,082
31,300	Sankyo Co Ltd	1,373,764
235,418	Sankyu Inc	874,168
52,400	Sanoyas Holdings Corp	113,276
93,800	Sanshin Electronics Co Ltd	582,316
8,652	Sanyo Housing Nagoya Co Ltd	106,138
242,000	Sanyo Special Steel Co Ltd	1,131,730
485,000	Sasebo Heavy Industries Co Ltd *	509,998
342,000	Sata Construction Co Ltd	260,443
45,000	Seika Corp	120,630
518,000	Seikitokyu Kogyo Co Ltd *	411,809
148,000	Seiko Holdings Corp	601,173
121,000	Seino Holdings Co Ltd	925,173
80,516	Senko Co Ltd	397,676
17,400	Senshukai Co Ltd	139,518
673,000	Sharp Corp *	3,091,270
37,800	Shinko Plantech Co Ltd	273,083
35,700	Shinko Shoji Co Ltd	310,548
49,000	ShinMaywa Industries Ltd	385,060
10,094,000	Shinsei Bank Ltd	23,571,351
154,618	Shinsho Corp	276,007
64,668	Shiroki Corp	137,766
817,000	Shizuoka Bank Ltd (The)	8,481,829
60,000	Showa Sangyo Co Ltd	171,366
667,900	Showa Shell Sekiyu KK	5,276,927
31,700	Siix Corp	360,780
58,000	Sinanen Co Ltd	218,164
151,400	Skymark Airlines Inc	526,831
118,400	Sodick Co Ltd	613,069
6,394,000	Sojitz Corp	11,020,099
69,600	Stanley Electric Co Ltd	1,269,875
41,013	Sumida Corp	199,503
522,176	Sumikin Bussan Corp	1,541,348
89,500	Sumiseki Holdings Inc *	115,022
289,000	Sumitomo Chemical Co Ltd	907,428
20,100	Sumitomo Densetsu Co Ltd	259,939
438,000	Sumitomo Heavy Industries Ltd	1,824,229
2,649,000	Sumitomo Light Metal Industries Ltd	2,764,870
1,930,400	Sumitomo Mitsui Construction Co Ltd *	1,481,112
23,000	Sumitomo Seika Chemicals Co Ltd	87,061
1,523,000	Sumitomo Corp	19,041,684
904,000	Sumitomo Mitsui Financial Group Inc	35,689,717
3,461,000	Sumitomo Mitsui Trust Holdings Inc	14,179,702
242,000	Suruga Bank Ltd	3,624,990
13,852	Suzuken Co Ltd	438,965
134,000	T RAD Co Ltd	503,810
33,800	Tachi-S Co Ltd	493,106
494	Tact Home Co Ltd	854,448
336,400	Taihei Kogyo Co Ltd	1,216,167
9,000	Taiho Kogyo Co Ltd	115,785
77,000	Takashima & Co Ltd	215,555

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
4,092	Take And Give Needs Co Ltd	779,055
78,400	Takeda Pharmaceutical Co Ltd	3,474,872
33,000	Takiron Co Ltd	136,050
91,000	TBK Co Ltd	474,667
37,200	Teikoku Piston Ring Co Ltd	565,308
346,000	Tekken Corp *	390,893
25,020	Tera Probe Inc *	274,296
269,098	TOA Corp *	375,308
95,000	Toa Road Corp	385,663
132,000	Toagosei Co Ltd	542,353
164,688	Tobishima Corp *	175,152
92,800	Tohoku Electric Power Co Inc *	1,084,716
41,200	Toho Holdings Co Ltd	738,998
151,000	Tohto Suisan Co Ltd	220,393
68,900	Tokai Rika Co Ltd	1,271,218
9,630	Token Corp	483,176
625,400	Tokio Marine Holdings Inc	18,006,695
511,000	Tokuyama Corp	1,621,976
155,000	Tokyo Tekko Co Ltd	530,833
196,857	Tokyu Construction Co Ltd *	446,401
7,600	Tomen Electronics Corp	92,655
275,000	TonenGeneral Sekiyu KK	2,701,671
43,000	Toppan Forms Co Ltd	373,359
143,000	Toppan Printing Co Ltd	930,777
162,000	Topy Industries Ltd	320,721
803,000	Tosoh Corp	2,622,058
29,633	Totetsu Kogyo Co Ltd	443,126
58,890	Touei Housing Corp	1,017,012
47,000	Toyo Kohan Co Ltd	151,369
466,000	Toyo Tire & Rubber Co Ltd	2,559,365
152,200	Toyota Motor Corp	8,882,292
298,900	Toyota Tsusho Corp	7,909,157
7,500	Trancom Co Ltd	199,188
22,300	TS Tech Co Ltd	698,618
54,000	Tsukamoto Corp Co Ltd	89,321
23,300	Tsumura & Co	665,153
148,300	T – Gaia Corp	1,334,003
596,000	Ube Industries Ltd	1,151,710
234,000	Uchida Yoko Co Ltd	589,409
24,600	UKC Holdings Corp	430,502
72,700	Unipres Corp	1,339,950
1,412,000	Unitika Ltd *	801,504
30,900	Universal Entertainment Corp	563,398
466,300	UNY Co Ltd	3,071,798
222,060	Usen Corp *	400,434
24,700	Valor Co Ltd	442,608
178	Village Vanguard Co Ltd	331,074
17,700	Vital KSK Holdings Inc	129,180
21,901	Warabeya Nichiyo Co Ltd	361,314
9,100	Welcia Holdings Co Ltd	395,022
201,310	Yamada Denki Co Ltd	7,593,526
3,700	Yamaya Corp	52,811

Shares / Par Value		Description	Value ($)
		Japan — continued
	72,200	Yamazen Corp	423,175
	57,500	Yonekyu Corp	422,344
	65,700	Yorozu Corp	1,103,538
	889,000	Yuasa Trading Co Ltd	1,631,917
	84,000	Yurtec Corp	239,047
	131	Zappallas Inc	107,358

		Total Japan	759,051,719

		TOTAL COMMON STOCKS (COST $697,978,203)	759,051,719

		SHORT-TERM INVESTMENTS — 6.4%

		Time Deposits — 6.4%
USD	16,600,401	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/03/13	16,600,401
JPY	81,692,491	Citibank (New York) Time Deposit, 0.01%, due 06/03/13	813,225
USD	13,696,862	DBS Bank Ltd (Singapore) Time Deposit, 0.06%, due 06/03/13	13,696,862
USD	16,600,401	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	16,600,401
USD	4,245,195	STD Charter Bank (London) Time Deposit, 0.06%, due 06/03/13	4,245,195

		Total Time Deposits	51,956,084

		TOTAL SHORT-TERM INVESTMENTS (COST $51,956,084)	51,956,084

		TOTAL INVESTMENTS — 100.6% (Cost $749,934,287)	811,007,803
		Other Assets and Liabilities (net) — (0.6%)	(4,962,788)

		TOTAL NET ASSETS — 100.0%	$806,045,015

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/28/2013	BCLY	JPY	14,808,312,031	USD	144,513,334	$(2,912,965)
06/28/2013	DB	JPY	10,687,546,621	USD	104,395,346	(2,006,074)
06/28/2013	GS	JPY	11,843,315,913	USD	115,711,622	(2,196,227)
06/28/2013	MSCI	JPY	11,903,610,287	USD	116,493,629	(2,014,489)
06/28/2013	GS	USD	24,287,600	JPY	2,440,005,159	4,225

						$(9,125,530)

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
390	TOPIX	June 2013	$42,914,551	$(3,017,762)

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.9%

	Australia — 5.5%
6,962,373	Arrium Ltd	5,257,947
1,639,280	Billabong International Ltd *	713,837
2,111,478	BlueScope Steel Ltd *	10,503,235
5,663	Caltex Australia Ltd	120,787
112,960	Commonwealth Bank of Australia	7,176,550
363,759	CSL Ltd	20,698,095
19,708	David Jones Ltd	47,282
5,257,168	Goodman Fielder Ltd *	3,570,654
1,196,982	Goodman Group (REIT)	5,841,898
1,202,667	GPT Group (REIT)	4,454,019
144,060	Insurance Australia Group Ltd	777,443
1,618,316	Investa Office Fund (REIT)	4,926,657
337,937	JB Hi–Fi Ltd	4,837,281
181,826	Macquarie Group Ltd	7,414,230
3,534,089	Mirvac Group (REIT)	5,633,186
522,511	Myer Holdings Ltd	1,216,004
2,197,212	Pacific Brands Ltd	1,599,051
1,559,624	Qantas Airways Ltd *	2,359,195
1,951,204	QBE Insurance Group Ltd	29,566,539
3,063,119	Stockland (REIT)	10,622,775
1,453,527	TABCORP Holdings Ltd	4,556,629
513,346	Tatts Group Ltd	1,570,066
3,549,319	Telstra Corp Ltd	16,048,674
1,215,856	Westpac Banking Corp	32,768,402

	Total Australia	182,280,436

	Austria — 0.7%
69,389	Andritz AG	3,778,329
486	Erste Group Bank AG	15,610
286,310	OMV AG	13,207,148
61,599	Raiffeisen Bank International AG	2,088,814
183,073	Voestalpine AG	6,067,101

	Total Austria	25,157,002

	Belgium — 1.4%
331,317	Ageas	12,146,740
239,131	Anheuser-Busch InBev NV	22,020,462
233,516	Belgacom SA	5,232,138
95,745	Delhaize Group	6,105,427
31,559	KBC Groep NV	1,251,014

	Total Belgium	46,755,781

	Canada — 1.9%
38,100	Alimentation Couche Tard Inc	2,131,469
350,700	Bombardier Inc	1,589,863
18,000	Canadian Oil Sands Ltd	348,454
15,600	Canadian Tire Corp Ltd	1,253,417
22,800	Canadian Pacific Railway Ltd	3,031,350
158,400	Encana Corp	3,020,562
307,030	First Quantum Minerals Ltd	5,496,481

Shares	Description	Value ($)
	Canada — continued
182,100	Husky Energy Inc	5,144,643
27,300	Magna International Inc-Class A	1,820,615
56,055	Methanex Corp	2,480,099
87,100	Metro Inc-Class A	5,831,310
923,300	Research In Motion Ltd *	12,868,758
111,058	Royal Bank of Canada	6,591,173
327,300	Sherritt International Corp	1,464,839
320,200	Sun Life Financial Inc	9,376,679

	Total Canada	62,449,712

	Denmark — 0.7%
25,818	Coloplast A/S	1,472,462
62,538	GN Store Nord A/S	1,197,096
121,122	Novo-Nordisk A/S-Class B	19,631,182

	Total Denmark	22,300,740

	Finland — 0.7%
5,367	Kone Oyj-Class B	471,473
216,161	Neste Oil Oyj	3,132,711
5,145,571	Nokia Oyj *	17,213,494
639	Sampo Oyj-Class A	25,898
78,972	Tieto Oyj	1,618,859

	Total Finland	22,462,435

	France — 11.5%
1,027,175	Air France–KLM *	9,884,393
530,009	AXA	10,700,727
356,747	BNP Paribas	20,876,706
110,867	Bouygues SA	2,944,933
34,340	Carrefour SA	1,005,389
53,260	Compagnie Generale des Etablissements Michelin-Class B	4,648,015
54,925	European Aeronautic Defense and Space Co NV	3,162,614
931,650	France Telecom SA	9,448,436
423,178	GDF Suez	8,630,379
219	L’Oreal SA	36,917
33,477	Lafarge SA	2,387,267
193,039	Lagardere SCA	4,965,366
1,399,901	Peugeot SA *	12,324,713
45,500	Rallye SA	1,787,063
7,582	Remy Cointreau SA	874,822
399,289	Renault SA	30,817,249
858,363	Sanofi	91,525,742
555,875	Societe Generale	22,169,501
2,616,652	Total SA	130,789,044
784,915	Vivendi SA	15,362,645

	Total France	384,341,921

	Germany — 6.3%
94,948	Allianz SE (Registered)	14,666,293
126,989	Aurubis AG	7,622,573

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
356,990	Bayer AG (Registered)	38,150,595
21,561	Beiersdorf AG	1,944,523
45,833	Continental AG	5,996,871
427,808	Deutsche Lufthansa AG (Registered) *	9,178,551
55,463	Deutsche Bank AG (Registered)	2,576,916
233,171	Deutsche Post AG (Registered)	5,875,882
123,232	Duerr AG	7,989,993
3,285,523	E.ON AG	55,364,809
150,750	Leoni AG	7,518,791
83,743	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	15,620,161
509,215	RWE AG	17,374,697
97,590	Salzgitter AG	3,688,879
148,588	SAP AG *	11,120,026
215,120	Suedzucker AG	7,278,620

	Total Germany	211,968,180

	Greece — 0.4%
487,302	Marfin Investment Group Holdings SA *	202,627
840,917	OPAP SA	6,953,704
541,909	Public Power Corp SA *	5,406,352

	Total Greece	12,562,683

	Hong Kong — 1.1%
36,000	AAC Technologies Holdings Inc	205,256
318,000	Cheung Kong Holdings Ltd	4,478,446
3,689,900	Esprit Holdings Ltd	5,615,447
1,307,000	Galaxy Entertainment Group Ltd *	6,784,759
191,500	Link (REIT)	985,197
4,270,000	Pacific Basin Shipping Ltd	2,446,859
180,800	Sands China Ltd	955,066
265,000	Sun Hung Kai Properties Ltd	3,516,942
489,500	Swire Pacific Ltd	6,197,868
179,000	Wharf Holdings Ltd (The)	1,589,613
951,000	Yue Yuen Industrial Holding	2,746,563

	Total Hong Kong	35,522,016

	Ireland — 0.7%
459,378	C&C Group Plc	2,737,918
115,697	DCC Plc	4,371,409
152,858	Kerry Group Plc-Class A	8,689,390
73,675	Paddy Power Plc	6,212,042

	Total Ireland	22,010,759

	Israel — 0.1%
478,277	Africa Israel Investments Ltd *	1,124,486
289,882	Partner Communications Co Ltd	1,749,332
1,772	Paz Oil Co Ltd *	273,846
2,145	Teva Pharmaceutical Industries Ltd	82,167

	Total Israel	3,229,831

Shares	Description	Value ($)
	Italy — 5.2%
1,792,776	A2A SPA	1,505,666
169,736	Azimut Holding SPA	3,215,518
14,479,035	Enel SPA	54,497,854
2,102,473	ENI SPA	47,813,435
27,077	Exor SPA	858,114
1,483,923	Fiat SPA *	11,629,984
2,287,857	Finmeccanica SPA *	12,634,815
3,907,696	Intesa Sanpaolo SPA	7,290,010
16,335	Lottomatica Group SPA	439,300
808,800	Mediaset SPA *	2,510,915
812,026	Mediolanum SPA	5,391,581
206,924	Recordati SPA	2,190,185
16,452,217	Telecom Italia SPA	12,735,681
11,790,345	Telecom Italia SPA-Di RISP	7,289,405
646,887	UniCredit SPA	3,630,451

	Total Italy	173,632,914

	Japan — 21.3%
13,000	ABC-Mart Inc	470,208
3,536	Accordia Golf Co Ltd	3,739,431
1,273	Advance Residence Investment Corp (REIT)	2,633,365
913,900	Aeon Co Ltd	10,666,663
459,500	Anritsu Corp	6,205,771
466,400	Astellas Pharma Inc	23,817,267
16,700	Bridgestone Corp	542,080
180,700	Credit Saison Co Ltd	4,213,325
511,950	Daiei Inc *	1,585,725
1,746,000	Daikyo Inc	5,206,166
255,900	Daito Trust Construction Co Ltd	23,816,711
693,000	Daiwabo Holdings Co Ltd	1,158,390
6,000	Daiwa House Industry Co Ltd	113,388
55,000	Daiwa Securities Group Inc	449,887
296,800	Dena Co Ltd	6,258,340
1,290,000	DIC Corp	2,963,982
6,043	Eisai Co Ltd	231,926
1,051,000	Fuji Electric Co Ltd	3,419,433
688,000	Fuji Heavy Industries Ltd	15,496,255
133,000	Fuji Oil Co Ltd	2,029,884
509,000	Gunze Ltd	1,226,212
441,000	Hanwa Co Ltd	1,616,742
4,835,373	Haseko Corp *	6,281,729
94,800	Hikari Tsushin Inc	5,229,537
1,000	Hino Motors Ltd	14,189
769	INPEX Corp	3,273,631
1,902,200	Itochu Corp	23,573,186
28,700	J Trust Co Ltd	573,523
43,687	Japan Tobacco Inc	1,486,800
467,600	JFE Holdings Inc	9,609,633
501,000	Juki Corp *	852,805
4,864,230	JX Holdings Inc	23,631,648
287,820	K’s Holdings Corp	7,962,634
174,640	Kakaku.com Inc	4,212,200

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
206,700	Kao Corp	6,477,487
4,308,000	Kawasaki Kisen Kaisha Ltd	8,506,284
792,400	KDDI Corp	35,748,316
391,000	Kinugawa Rubber Industrial Co Ltd	2,163,688
950,000	Kobe Steel Ltd *	1,253,366
148,584	Kohnan Shoji Co Ltd	1,735,320
83,000	Kubota Corp	1,202,175
279,000	Kurimoto Ltd	709,284
85,000	Lawson Inc	6,183,414
1,132,100	Leopalace21 Corp *	5,118,135
340,000	Look Inc	1,128,310
1,760,000	Marubeni Corp	12,152,430
3,334,000	Mazda Motor Corp *	12,825,425
290,994	Medipal Holdings Corp	3,880,122
43,104	MEIJI Holdings Co Ltd	1,891,788
11,300	Misawa Homes Co Ltd	240,278
224,000	Mitsubishi Estate Co Ltd	5,518,687
223,000	Mitsubishi Heavy Industries Ltd	1,365,018
1,878,500	Mitsubishi Chemical Holdings Corp	8,889,880
1,303,200	Mitsubishi Corp	22,522,307
1,244,783	Mitsui Engineer & Shipbuilding Co Ltd	2,021,312
125,000	Mitsui Fudosan Co Ltd	3,448,542
855,100	Mitsui & Co Ltd	10,709,172
1,462,000	Mitsui Mining & Smelting Co Ltd	3,328,423
2,195,866	Mitsui OSK Lines Ltd *	7,798,910
7,951,600	Mizuho Financial Group Inc	15,139,158
298,100	Namco Bandai Holdings Inc	4,831,975
54,800	Nintendo Co Ltd	5,411,839
3,119,500	Nippon Light Metal Co Ltd	3,503,112
463,700	Nippon Paper Industries Co Ltd *	5,669,723
1,791,000	Nippon Steel Corp	4,489,891
593,000	Nippon Telegraph & Telephone Corp	29,246,768
2,674,000	Nippon Yusen Kabushiki Kaisha	6,855,864
332,308	Nipro Corp	4,146,925
99,500	Nitori Holdings Co Ltd	7,829,642
57,000	Nitto Denko Corp	3,383,962
369,700	Nomura Holdings Inc	2,803,234
419,497	North Pacific Bank Ltd	1,378,217
7,280	NTT Docomo Inc	10,636,209
1,150,000	Obayashi Corp	5,551,955
90,700	Ono Pharmaceutical Co Ltd	6,307,125
263,500	Orient Corp *	756,052
129,490	Point Inc	5,758,589
5,114,100	Resona Holdings Inc	22,939,670
529,000	Ricoh Co Ltd	6,141,646
650,000	Round One Corp	4,010,090
96,900	Ryohin Keikaku Co Ltd	7,229,276
171,500	Sankyo Co Ltd	7,527,174
176,000	Seven Bank Ltd	626,850
700	Ship Healthcare Holdings Inc	25,285
4,200	SHO–BOND Holdings Co Ltd	154,385
295,200	SoftBank Corp	14,755,629

Shares	Description	Value ($)
	Japan — continued
4,063,300	Sojitz Corp	7,003,123
1,832,420	Sumitomo Light Metal Industries Ltd	1,912,572
1,724,900	Sumitomo Corp	21,565,989
224,900	Sumitomo Mitsui Financial Group Inc	8,879,002
554,000	Sumitomo Mitsui Trust Holdings Inc	2,269,736
82,000	Sumitomo Realty & Development Co Ltd	3,136,043
2,246,000	Taisei Corp	7,049,812
644,300	Takeda Pharmaceutical Co Ltd	28,556,890
238,900	Tokyo Electric Power Co Inc (The) *	1,430,804
6,000	Tokyu Land Corp	54,223
334,000	TonenGeneral Sekiyu KK	3,281,302
85,000	Toshiba Corp	399,902
594,000	Tosoh Corp	1,939,604
215,000	Toyobo Co Ltd	350,232
369,100	Toyota Motor Corp	21,540,433
662,800	Toyota Tsusho Corp	17,538,271
1,421,645	Unitika Ltd *	806,979
769,000	UNY Co Ltd	5,065,865
483,400	Wacom Co Ltd	5,972,151
399,390	Yamada Denki Co Ltd	15,065,215

	Total Japan	712,309,132

	Malta — 0.0%
15,998,662	BGP Holdings Plc *	—

	Netherlands — 1.1%
1,574,862	Aegon NV	10,744,978
208,586	CSM NV	4,369,844
110,231	Delta Lloyd NV	2,155,459
60,500	Gemalto NV	5,079,813
144	Heineken NV	10,018
285,048	ING Groep NV *	2,657,986
110,027	Koninklijke Philips Electronics NV	3,115,528
940,415	Koninklijke BAM Groep NV	4,644,347
44,005	PostNL NV *	119,280
934,497	SNS REAAL NV *(a)	—
18,361	Vopak	1,107,897
64,918	Wereldhave NV (REIT)	4,610,977

	Total Netherlands	38,616,127

	New Zealand — 0.6%
1,394,186	Chorus Ltd	2,751,324
940,924	Fletcher Building Ltd	6,225,479
7,029,785	Telecom Corp of New Zealand	12,863,028

	Total New Zealand	21,839,831

	Norway — 0.3%
155,263	Aker Solutions ASA	2,287,929
212,755	TGS Nopec Geophysical Co ASA	7,426,572

	Total Norway	9,714,501

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Portugal — 0.4%
3,708,443	EDP-Energias de Portugal SA	11,959,283
86,972	Portugal Telecom SGPS SA	369,003

	Total Portugal	12,328,286

	Singapore — 1.4%
1,130,000	China Minzhong Food Corp Ltd *	912,972
1,234,000	Ezion Holdings Ltd	2,212,041
2,623,000	Ezra Holdings Ltd *	2,008,492
31,920,000	Golden Agri-Resources Ltd	14,492,784
996,376	Jaya Holdings Ltd	479,346
3,018,000	Noble Group Ltd	2,465,317
7,267,000	Singapore Telecommunications	21,495,544
621,000	Vard Holdings Ltd	546,943
2,987,000	Yangzijiang Shipbuilding Holdings Ltd	2,072,838

	Total Singapore	46,686,277

	Spain — 7.6%
157,867	Abengoa SA	371,661
45,554	ACS Actividades de Construccion y Servicios SA	1,273,707
75,304	Amadeus IT Holding SA-Class A	2,298,305
3,149,954	Banco Bilbao Vizcaya Argentaria SA	29,523,688
10,292,542	Banco Santander SA	73,614,712
793,315	Distribuidora Internacional de Alimentacion SA	6,217,495
1,865	Enagas	46,622
99,161	Ferrovial SA	1,596,909
122,480	Fomento de Construcciones y Contratas SA	1,235,931
1,016,296	Gas Natural SDG SA	20,995,985
308,808	Grifols SA *	11,307,605
4,092,006	Iberdrola SA	22,133,982
51,595	Inditex SA	6,386,961
717,732	Repsol YPF SA	16,331,328
4,331,084	Telefonica SA *	59,591,233

	Total Spain	252,926,124

	Sweden — 0.8%
262,399	Boliden AB	3,739,300
310,963	Investor AB	8,926,706
131,577	NCC AB-Class B	3,142,013
134,797	Skandinaviska Enskilda Banken AB-Class A	1,403,168
74,146	Svenska Handelsbanken AB-A Shares	3,187,073
305,503	Swedbank AB-Class A	7,275,385

	Total Sweden	27,673,645

	Switzerland — 1.7%
16,442	ABB Ltd	359,749
1,765	AMS AG	169,671
354	Compagnie Financiere Richemont SA-Class A	31,301

Shares	Description	Value ($)
	Switzerland — continued
132,025	Credit Suisse Group AG (Registered)	3,902,172
528,003	Novartis AG (Registered)	37,821,930
34,349	Roche Holding AG (Non Voting)	8,516,372
1,221	Swatch Group AG	695,897
1,989	Swiss Life Holding AG (Registered)	329,735
52,929	Swiss Re AG	3,886,811

	Total Switzerland	55,713,638

	United Kingdom — 22.5%
958,284	Aberdeen Asset Management Plc	6,734,626
40,264	Admiral Group Plc	811,857
80,302	Ashtead Group Plc	760,850
1,889,607	AstraZeneca Plc	96,680,322
933,461	Aviva Plc	4,690,960
149,074	Babcock International Group Plc	2,614,365
5,409,699	BAE Systems Plc	33,069,698
11,359,356	Barclays Plc	54,412,881
242,682	BBA Aviation Plc	1,028,844
81,396	BG Group Plc	1,485,480
167,519	BHP Billiton Plc	4,817,037
12,775,416	BP Plc	91,308,566
251,278	Bunzl Plc	4,890,684
2,012,548	Darty Plc	2,156,058
1,117,801	Diageo Plc	33,019,727
10,877,962	Dixons Retail Plc *	6,779,246
788,156	Drax Group Plc	6,831,622
174,433	easyJet Plc	3,323,834
1,416,765	FirstGroup Plc	2,689,822
99	Game Group Plc * (a) (b)	—
260,982	GlaxoSmithKline Plc	6,752,439
26,877	Halfords Group Plc	132,166
16,280	Hargreaves Lansdown Plc	237,224
3,858,483	Home Retail Group Plc	9,123,861
774,611	HSBC Holdings Plc	8,498,288
35,019	Imperial Tobacco Group Plc	1,256,649
127,193	InterContinental Hotels Group Plc	3,661,413
40,884	Intertek Group Plc	1,987,586
2,818,818	ITV Plc	5,582,155
270,597	Lancashire Holdings Ltd	3,265,155
30,934,209	Lloyds Banking Group Plc *	28,751,578
20,673	Micro Focus International Plc	214,360
338,718	Next Plc	23,687,231
48,149	Persimmon Plc	885,427
94,120	Persimmon Plc, Bonus Shares	107,254
381,268	Playtech Ltd	3,858,831
721,566	Premier Foods Plc *	789,570
949,509	Prudential Plc	15,971,794
15,316	Reckitt Benckiser Group Plc	1,095,225
109,616	Reed Elsevier Plc	1,225,851
1,215,156	Rio Tinto Plc	51,900,246
891,042	Rolls-Royce Holdings Plc	16,162,762
136,838,814	Rolls-Royce Holdings Plc-C Shares *	207,913

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
1,013,890	Royal Bank of Scotland Group Plc *	5,119,757
179,124	Royal Dutch Shell Group-Class A (Amsterdam)	5,981,354
1,601,554	Royal Dutch Shell Plc A Shares (London)	53,301,147
1,056,341	Royal Dutch Shell Plc B Shares (London)	36,415,175
180,305	SABMiller Plc	9,071,009
197,123	Scottish & Southern Energy Plc	4,627,022
198,429	Spectris Plc	6,215,083
165,697	Standard Life Assurance Plc	980,236
130,991	Telecity Group Plc	1,917,039
431,554	Tesco Plc	2,389,683
3,151,898	Thomas Cook Group Plc *	6,792,077
805,706	Trinity Mirror Plc *	1,492,104
436,243	Tullett Prebon Plc	1,938,982
17,083,481	Vodafone Group Plc	49,509,878
34,288	Whitbread Plc	1,492,738
390,187	WH Smith Plc	4,460,559
1,479,184	William Hill Plc	9,886,457
555,582	WPP Plc	9,458,263

	Total United Kingdom	754,510,020

	TOTAL COMMON STOCKS (COST $2,880,285,971)	3,136,991,991

	PREFERRED STOCKS — 1.0%

	Germany — 1.0%
133,654	Henkel AG & Co KGaA 1.27%	12,861,834
255,653	Porsche Automobil Holding SE 3.14%	21,084,737

	Total Germany	33,946,571

	TOTAL PREFERRED STOCKS (COST $24,638,595)	33,946,571

	RIGHTS/WARRANTS — 0.0%

	Greece — 0.0%
597,606	Marfin Investment Group Holdings SA, A Rights, Expires 06/27/13 *	777
597,606	Marfin Investment Group Holdings SA, B Rights, Expires 06/27/13 *	777

	Total Greece	1,554

	Italy — 0.0%
47,385	Exor SPA Rights, Expires 06/05/13 *	—

47,385	Exor SPA Preferred Rights, Expires 06/05/13 *	—

	Total Italy	—

	Japan — 0.0%
28,700	J Trust Co Ltd Rights, Expires 07/30/13 *	74,282

	TOTAL RIGHTS/WARRANTS (COST $77,770)	75,836

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 2.7%

		Time Deposits — 2.7%
USD	17,097,813	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 06/03/13	17,097,813
USD	17,097,813	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/03/13	17,097,813
AUD	413	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.90%, due 06/03/13	395
CAD	5,360	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 06/03/13	5,170
GBP	338,868	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 06/03/13	514,876
NZD	117	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.67%, due 06/03/13	93
EUR	1,820,095	Citibank (New York) Time Deposit, 0.00%, due 06/03/13 (c)	2,365,668
JPY	30,754,415	Citibank (New York) Time Deposit, 0.01%, due 06/03/13	306,160
USD	829,464	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 06/03/13	829,464
NOK	146,520	JPMorgan Chase (New York) Time Deposit, 0.48%, due 06/03/13	24,967
USD	17,097,813	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.06%, due 06/03/13	17,097,813
USD	17,097,813	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	17,097,813
USD	17,097,813	STD Charter Bank (London) Time Deposit, 0.06%, due 06/03/13	17,097,813

		Total Time Deposits	89,535,858

		TOTAL SHORT-TERM INVESTMENTS (COST $89,535,858)	89,535,858

		TOTAL INVESTMENTS — 97.6% (Cost $2,994,538,194)	3,260,550,256
		Other Assets and Liabilities (net) — 2.4%	78,574,576

		TOTAL NET ASSETS — 100.0%	$3,339,124,832

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/20/2013	BBH	AUD	12,751,155	USD	13,170,285	$981,369
06/20/2013	BCLY	AUD	8,349,099	USD	8,616,855	635,893
06/20/2013	BNYM	AUD	8,053,366	USD	8,307,208	608,940
06/20/2013	BOA	AUD	7,282,420	USD	7,515,319	554,004
06/20/2013	MSCI	AUD	18,865,186	USD	19,466,740	1,433,379
06/20/2013	SSB	AUD	33,766,876	USD	34,796,090	2,518,101
06/20/2013	BBH	CAD	15,803,254	USD	15,448,933	211,652
06/20/2013	BCLY	CAD	399,308	USD	390,399	5,392
06/20/2013	BNYM	CAD	15,101,639	USD	14,769,185	208,392
06/20/2013	BOA	CAD	9,798,255	USD	9,578,898	131,555
06/20/2013	DB	CAD	11,994,826	USD	11,702,383	137,137
06/20/2013	JPM	CAD	3,575	USD	3,494	47
06/20/2013	MSCI	CAD	4,840,426	USD	4,733,658	66,586
06/20/2013	RBS	CAD	15,935,808	USD	15,563,103	198,016
06/20/2013	SSB	CAD	12,209,376	USD	11,921,775	149,662
06/20/2013	BBH	CHF	19,892,741	USD	20,768,984	(37,189)
06/20/2013	DB	CHF	19,892,741	USD	20,636,994	(169,180)
06/20/2013	BBH	DKK	19,019,332	USD	3,348,120	31,689
06/20/2013	BCLY	DKK	43,705,551	USD	7,705,152	84,146
06/20/2013	BCLY	EUR	20,388,539	USD	26,792,783	290,653
06/20/2013	BOA	EUR	17,672,702	USD	23,222,690	250,753
06/20/2013	DB	EUR	22,926,239	USD	30,125,078	324,308
06/20/2013	MSCI	EUR	15,044,470	USD	19,748,680	193,061
06/20/2013	RBS	EUR	24,908,163	USD	32,717,594	340,612
06/20/2013	SSB	EUR	35,750,976	USD	46,959,622	488,563
06/20/2013	BNYM	HKD	70,280,539	USD	9,056,922	2,517
06/20/2013	BOA	HKD	140,561,077	USD	18,113,532	4,721
06/20/2013	MSCI	HKD	70,280,538	USD	9,056,371	1,966
06/20/2013	BBH	JPY	444,143	USD	4,529	108
06/20/2013	BCLY	JPY	647,890,104	USD	6,606,472	156,542
06/20/2013	BNYM	JPY	1,671,242,954	USD	17,050,368	412,668
06/20/2013	BOA	JPY	1,412,463,814	USD	14,403,475	341,996
06/20/2013	DB	JPY	1,715,760,884	USD	17,567,008	486,120
06/20/2013	JPM	JPY	814,925,612	USD	8,309,954	197,138
06/20/2013	MSCI	JPY	2,618,092,665	USD	26,705,312	641,454
06/20/2013	BBH	NOK	36,961,027	USD	6,431,696	137,441
06/20/2013	BOA	NOK	36,961,027	USD	6,434,571	140,317
06/20/2013	BCLY	NZD	10,517,112	USD	8,614,672	265,040
06/20/2013	BOA	NZD	10,517,112	USD	8,646,433	296,802
06/20/2013	BCLY	SEK	7,678,954	USD	1,149,062	(9,862)
06/20/2013	BNYM	SEK	40,314,513	USD	6,043,702	(40,651)
06/20/2013	RBS	SEK	47,993,467	USD	7,256,285	13,008
06/20/2013	BCLY	SGD	30,512,834	USD	24,570,665	429,542
06/20/2013	SSB	SGD	30,512,835	USD	24,583,077	441,954
06/20/2013	BBH	USD	7,387,739	CAD	7,471,627	(183,699)
06/20/2013	BBH	USD	43,596,115	CHF	40,412,073	(1,328,405)
06/20/2013	BBH	USD	40,540,139	HKD	314,599,587	(9,542)
06/20/2013	BBH	USD	3,764,042	NOK	21,857,716	(41,796)
06/20/2013	BCLY	USD	3,705,533	CHF	3,429,767	(118,278)
06/20/2013	BCLY	USD	9,440,002	EUR	7,335,117	94,581
06/20/2013	BCLY	USD	24,866,827	HKD	192,964,337	(6,782)
06/20/2013	BCLY	USD	4,159,246	SEK	26,579,827	(147,761)
06/20/2013	BCLY	USD	30,763,122	SGD	38,007,222	(692,595)
06/20/2013	BNYM	USD	7,328,002	CAD	7,471,631	(123,958)
06/20/2013	BNYM	USD	3,700,755	CHF	3,429,767	(113,500)
06/20/2013	BNYM	USD	31,039,551	HKD	240,868,781	(7,866)
06/20/2013	BNYM	USD	14,846,443	JPY	1,517,968,599	265,367

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/20/2013	BNYM	USD	6,301,008	SEK	40,268,668	(223,574)
06/20/2013	BNYM	USD	11,997,215	SGD	14,822,079	(270,293)
06/20/2013	BOA	USD	27,553,353	CHF	25,506,056	(876,113)
06/20/2013	BOA	USD	9,464,758	EUR	7,335,117	69,825
06/20/2013	BOA	USD	31,040,551	HKD	240,868,781	(8,866)
06/20/2013	BOA	USD	398,307	NOK	2,320,180	(3,194)
06/20/2013	BOA	USD	55,735,276	SGD	68,857,924	(1,256,312)
06/20/2013	DB	USD	7,338,282	CAD	7,471,619	(134,250)
06/20/2013	DB	USD	29,103,646	CHF	26,954,633	(911,313)
06/20/2013	DB	USD	9,491,204	EUR	7,335,006	43,235
06/20/2013	DB	USD	7,979,255	JPY	817,367,707	157,874
06/20/2013	DB	USD	8,578	SEK	54,795	(308)
06/20/2013	JPM	USD	25,913,042	CHF	24,014,834	(795,498)
06/20/2013	JPM	USD	7,764,733	HKD	60,254,935	(1,950)
06/20/2013	JPM	USD	2,971,147	SEK	18,990,125	(105,116)
06/20/2013	MSCI	USD	7,925,835	AUD	7,966,216	(310,875)
06/20/2013	MSCI	USD	27,530,364	CHF	25,506,056	(853,123)
06/20/2013	MSCI	USD	23,728,187	HKD	184,129,190	(6,395)
06/20/2013	MSCI	USD	22,942,148	JPY	2,335,336,305	306,790
06/20/2013	MSCI	USD	15,395,795	SGD	19,020,196	(347,410)
06/20/2013	RBS	USD	7,341,041	CAD	7,471,631	(136,997)
06/20/2013	RBS	USD	3,224,114	CHF	2,984,530	(102,541)
06/20/2013	RBS	USD	7,645,586	SEK	48,779,995	(283,605)
06/20/2013	SSB	USD	7,868,311	AUD	7,966,216	(253,351)
06/20/2013	SSB	USD	18,369,319	CHF	17,004,038	(584,492)
06/20/2013	SSB	USD	9,516,973	EUR	7,335,080	17,562
06/20/2013	SSB	USD	18,776,182	HKD	145,702,793	(4,952)
06/20/2013	SSB	USD	54,316,609	SGD	67,108,985	(1,221,369)

						$3,045,517

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
39	CAC 40	June 2013	$1,987,153	$(16,349)
51	DAX	June 2013	13,755,476	480,038
474	FTSE/MIB	June 2013	52,644,497	2,160,181
98	MSCI	June 2013	5,700,083	(219,693)
407	TOPIX	June 2013	44,785,185	(1,774,778)

			$118,872,394	$629,399

Sales
386	S&P Toronto 60	June 2013	$54,015,800	$650,034

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	Bankrupt issuer.

(c)	Rate rounds to 0.00%.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNYM - Bank of New York Mellon

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.6%

	Australia — 5.1%
230,490	BHP Billiton Ltd	7,524,728
203,921	Coca Cola Amatil Ltd	2,506,567
64,239	Commonwealth Bank of Australia	4,081,218
388,547	CSL Ltd	22,108,546
558,030	Insurance Australia Group Ltd	3,011,497
39,234	JB Hi–Fi Ltd	561,601
148,010	QBE Insurance Group Ltd	2,242,791
178,078	Rio Tinto Ltd	9,225,084
114,463	Suncorp-Metway Ltd	1,355,274
2,619,327	Telstra Corp Ltd	11,843,603
800,784	Westpac Banking Corp	21,581,842
78,788	Woodside Petroleum Ltd	2,685,395
728,120	Woolworths Ltd	22,893,716

	Total Australia	111,621,862

	Austria — 0.2%
164,659	Erste Group Bank AG	5,288,564
946,419	Immofinanz AG (Entitlement Shares) *	—
11,200	Verbund AG	233,391

	Total Austria	5,521,955

	Belgium — 1.3%
173,397	Ageas	6,357,079
138,255	Anheuser-Busch InBev NV	12,731,260
43,870	Bekaert NV	1,273,864
80,210	Colruyt SA	4,094,681
59,467	Mobistar SA	1,311,956
34,416	UCB SA	1,872,405
42,059	Umicore SA	2,009,590

	Total Belgium	29,650,835

	Canada — 2.7%
22,600	Agrium Inc	2,089,642
40,100	BCE Inc	1,802,034
236,100	Canadian National Railway Co	23,959,567
59,200	Canadian Pacific Railway Ltd	7,870,873
164,800	Enbridge Inc	7,148,354
66,200	Potash Corp of Saskatchewan Inc	2,799,971
92,300	Rogers Communications Inc-Class B	4,184,326
65,200	Royal Bank of Canada	3,869,550
44,100	Saputo Inc	2,155,764
39,296	Valeant Pharmaceuticals International Inc *	3,615,573

	Total Canada	59,495,654

	Denmark — 2.6%
36,657	Chr Hansen Holding A/S	1,306,817
130,831	Coloplast A/S-Class B	7,461,604
107,543	GN Store Nord A/S	2,058,578
250,798	Novo-Nordisk A/S-Class B	40,648,777

Shares	Description	Value ($)
	Denmark — continued
147,777	Novozymes A/S-B Shares	5,117,884

	Total Denmark	56,593,660

	Finland — 1.4%
225,966	Fortum Oyj	4,238,538
136,224	Kone Oyj-Class B	11,966,832
98,226	Neste Oil Oyj	1,423,539
30,974	Nokian Renkaat Oyj	1,291,193
1,065,304	Nokia Oyj *	3,563,765
47,554	Orion Oyj-Class B	1,170,448
30,427	Outotec Oyj	406,385
122,511	Sampo Oyj-Class A	4,965,365
63,935	Wartsila Oyj	2,977,966

	Total Finland	32,004,031

	France — 5.8%
163,858	Air France–KLM *	1,576,788
981,005	Alcatel-Lucent *	1,670,728
16,222	AtoS	1,183,387
104,194	BNP Paribas	6,097,395
53,337	Bureau Veritas SA	6,164,581
122,713	Carrefour SA	3,592,729
36,448	Casino Guichard-Perrachon SA	3,812,648
90,888	Cie Generale des Etablissements Michelin	7,931,821
321,922	Credit Agricole SA *	3,018,310
58,554	Danone SA	4,323,359
60,665	Dassault Systemes SA	7,603,962
93,189	Essilor International SA	10,253,091
80,898	European Aeronautic Defense and Space Co NV	4,658,154
13,640	ICADE (REIT)	1,229,538
24,944	Iliad SA	5,218,681
5,233	Kering	1,137,166
66,360	L’Oreal SA	11,186,390
73,706	Lafarge SA	5,256,024
19,131	Neopost SA	1,271,099
24,306	Publicis Groupe SA	1,739,103
23,306	Remy Cointreau SA	2,689,081
170,085	Sanofi	18,135,865
152,020	SES SA-Class A FDR	4,491,014
10,879	Societe BIC SA	1,158,291
180,806	Societe Generale	7,210,936
82,238	Suez Environnement SA	1,058,948
26,011	Valeo SA	1,733,268
16,709	Vallourec SA	905,935
22,437	Wendel	2,476,773

	Total France	128,785,065

	Germany — 7.1%
114,358	Allianz SE (Registered)	17,664,489
49,246	Aurubis AG	2,956,014

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
22,941	BASF AG	2,223,336
286,912	Bayer AG (Registered)	30,661,541
56,726	Beiersdorf AG	5,115,951
234,687	Deutsche Lufthansa AG (Registered) *	5,035,171
56,972	Duerr AG	3,693,894
25,546	Fielmann AG	2,670,299
198,947	Freenet AG	4,251,265
55,087	Hannover Rueckversicherung AG (Registered)	4,147,139
37,227	Henkel AG & Co KGaA	3,027,990
20,120	Hochtief AG	1,403,889
27,157	Hugo Boss AG	3,023,785
33,678	Kabel Deutschland Holding AG	3,171,080
12,648	KUKA AG *	597,730
27,156	Merck KGaA	4,298,088
89,291	Metro AG	3,027,393
96,226	Muenchener Rueckversicherungs AG (Registered)	17,948,552
23,061	Salzgitter AG	871,700
286,604	SAP AG *	21,448,865
482,462	Sky Deutschland AG *	3,211,300
33,720	Software AG	1,156,066
43,955	Stada Arzneimittel AG	1,922,219
109,390	Suedzucker AG	3,701,229
32,316	Symrise AG	1,316,988
138,877	ThyssenKrupp AG *	2,754,115
169,303	TUI AG *	2,060,732
15,646	Volkswagen AG	3,314,548
11,249	Wacker Chemie AG	825,175

	Total Germany	157,500,543

	Greece — 0.0%
6,286	Public Power Corp SA *	62,712

	Hong Kong — 3.5%
906,000	AAC Technologies Holdings Inc	5,165,614
313,600	AIA Group Ltd	1,386,425
66,700	ASM Pacific Technology Ltd	800,694
358,000	Cheung Kong Infrastructure Holdings Ltd	2,481,615
481,500	CLP Holdings Ltd	4,051,298
1,532,000	Galaxy Entertainment Group Ltd *	7,952,755
228,100	Hang Seng Bank Ltd	3,661,211
288,000	Henderson Land Development Co Ltd	2,018,603
276,000	Hongkong Land Holdings Ltd	1,908,116
4,271,111	Hong Kong & China Gas	12,068,726
159,700	Hong Kong Exchanges & Clearing Ltd	2,673,412
26,438	Jardine Matheson Holdings Ltd	1,734,998
1,205,853	Link (REIT)	6,203,672
142,000	Luk Fook Holdings International Ltd	369,138
601,000	New World Development Ltd	952,544
745,500	Power Assets Holdings Ltd	6,525,107

Shares	Description	Value ($)
	Hong Kong — continued
628,400	Sands China Ltd	3,319,489
297,000	Sun Hung Kai Properties Ltd	3,941,629
794,000	Wharf Holdings Ltd (The)	7,051,133
2,170,000	Xinyi Glass Holdings Ltd	1,858,958

	Total Hong Kong	76,125,137

	Ireland — 0.9%
80,403	DCC Plc	3,037,887
259,508	Elan Corp Plc *	3,255,443
101,385	Kerry Group Plc-Class A	5,763,347
102,226	Paddy Power Plc	8,619,372
1	Prothena Corp Plc *	10

	Total Ireland	20,676,059

	Israel — 0.4%
154,361	Israel Chemicals Ltd	1,716,815
32,436	Mellanox Technologies Ltd *	1,791,492
131,799	Teva Pharmaceutical Industries Ltd	5,048,712

	Total Israel	8,557,019

	Italy — 1.2%
460,246	Assicurazioni Generali SPA	8,563,418
187,699	Atlantia SPA	3,196,298
66,859	Azimut Holding SPA	1,266,592
685,792	Fiat SPA *	5,374,774
168,852	Mediolanum SPA	1,121,121
1,164,673	UniCredit SPA	6,536,364

	Total Italy	26,058,567

	Japan — 22.8%
8,200	3-D Matrix Ltd *	523,813
47,000	ABC-Mart Inc	1,699,983
1,099	Accordia Golf Co Ltd	1,162,227
11,400	Aeon Mall Co Ltd	298,510
158,200	Aeon Co Ltd	1,846,445
219,000	Ajinomoto Co Inc	3,015,138
135,800	Anritsu Corp	1,834,045
15,300	Arnest One Corp	276,944
179,000	Asahi Kasei Corp	1,203,856
399,500	Astellas Pharma Inc	20,400,940
79,700	Bridgestone Corp	2,587,052
22,300	Calbee Inc	2,151,704
93,150	Canon Inc	3,182,797
26,600	Central Japan Railway Co	2,928,605
92,000	Chiyoda Corp	989,388
189,900	Chugai Pharmaceutical Co Ltd	3,804,563
86,300	Credit Saison Co Ltd	2,012,230
3,616	Dai-ichi Life Insurance Co Ltd (The)	4,897,141
130,000	Daihatsu Motor Co Ltd	2,757,568
47,000	Dainippon Sumitomo Pharma Co Ltd	649,322
82,400	Daito Trust Construction Co Ltd	7,669,000
203,000	Daiwa House Industry Co Ltd	3,836,286

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
648,000	Daiwa Securities Group Inc	5,300,486
172,000	Dena Co Ltd	3,626,801
127,600	Eisai Co Ltd	4,897,201
36,700	Fanuc Ltd	5,404,620
32,500	Fast Retailing Co Ltd	10,931,622
391,000	Fuji Heavy Industries Ltd	8,806,738
80,400	Gree Inc	800,786
289,000	Hankyu Hanshin Holdings Inc	1,535,275
235,000	Hino Motors Ltd	3,334,307
15,700	Hirose Electric Co Ltd	2,022,931
114,100	Hisamitsu Pharmaceutical Co Inc	5,581,647
1,049,000	Hitachi Ltd	7,060,636
254,700	Hoya Corp	5,115,003
9,900	Idemitsu Kosan Co Ltd	801,132
596,000	IHI Corp	2,179,896
599	INPEX Corp	2,549,941
280,000	Isuzu Motors Ltd	2,078,712
833,600	Itochu Corp	10,330,464
73,400	Ito En Ltd	1,621,564
81,200	Izumi Co Ltd	1,945,024
36,700	J Trust Co Ltd	733,390
183	Japan Real Estate Investment Corp (REIT)	1,801,815
1,003	Japan Retail Fund Investment Corp (REIT)	1,904,136
130,500	Japan Tobacco Inc	4,441,308
180,500	JFE Holdings Inc	3,709,450
76,000	JGC Corp	2,521,524
63,700	K’s Holdings Corp	1,762,281
100,258	Kakaku.com Inc	2,418,156
311,900	Kao Corp	9,774,206
355,300	KDDI Corp	16,028,996
242,000	Keio Corp	1,612,742
32,893	Keyence Corp	10,037,391
777,000	Kintetsu Corp	3,215,300
1,525,000	Kobe Steel Ltd *	2,011,983
94,700	Komatsu Ltd	2,371,448
288,000	Kubota Corp	4,171,403
82,000	Lawson Inc	5,965,176
42,700	Makita Corp	2,279,879
152,000	Marubeni Corp	1,049,528
2,317,000	Mazda Motor Corp *	8,913,170
223,400	Medipal Holdings Corp	2,978,822
332,000	Mitsubishi Estate Co Ltd	8,179,482
494,000	Mitsubishi Heavy Industries Ltd	3,023,851
86,800	Mitsubishi Corp	1,500,105
528,000	Mitsui Engineer & Shipbuilding Co Ltd	857,381
173,000	Mitsui Fudosan Co Ltd	4,772,782
2,300,000	Mizuho Financial Group Inc	4,379,001
158,300	Namco Bandai Holdings Inc	2,565,923
135	NanoCarrier Co Ltd *	515,631
1,518,000	NEC Corp	3,529,875

Shares	Description	Value ($)
	Japan — continued
33,300	Nidec Corp	2,256,167
38,000	Nintendo Co Ltd	3,752,735
213	Nippon Building Fund Inc (REIT)	2,190,530
64,950	Nitori Holdings Co Ltd	5,110,907
101,300	Nitto Denko Corp	6,013,954
933,000	Nomura Holdings Inc	7,074,432
123,000	Nomura Research Institute Ltd	3,554,530
4,417	NTT Docomo Inc	6,453,315
568,000	Odakyu Electric Railway Co Ltd	5,522,455
487,000	OJI Paper Co Ltd	1,695,142
44,900	Ono Pharmaceutical Co Ltd	3,122,270
30,300	Oracle Corp	1,191,072
52,300	Oriental Land Co Ltd	7,131,156
670,500	Orient Corp *	1,923,845
7,000	Osaka Securities Exchange Co Ltd	645,093
309,100	Panasonic Corp *	2,355,692
128,100	Park24 Co Ltd	2,379,318
18,150	Point Inc	807,154
227,600	Rakuten Inc	2,535,763
216,000	Ricoh Co Ltd	2,507,742
90,000	Santen Pharmaceutical Co Ltd	3,604,189
18,100	Sawai Pharmaceuticals Co Ltd	1,988,139
39,100	Secom Co Ltd	1,971,753
87,000	Sekisui House Ltd	1,127,853
586,100	Seven Bank Ltd	2,087,481
284,000	Sharp Corp *	1,304,488
34,100	Shimamura Co Ltd	3,917,438
71,000	Shimano Inc	5,468,024
276,000	Shimizu Corp	973,389
52,000	Shin-Etsu Chemical Co Ltd	3,257,861
533,000	Shinsei Bank Ltd	1,244,653
86,600	Shionogi & Co Ltd	1,619,023
154,600	Shiseido Co Ltd	2,196,855
16,100	SMC Corp	3,053,248
239,000	SoftBank Corp	11,946,462
109,900	Stanley Electric Co Ltd	2,005,163
136,600	Sumitomo Rubber Industries	2,138,711
193,000	Sumitomo Metal Mining Co Ltd	2,425,235
196,100	Sumitomo Mitsui Financial Group Inc	7,741,984
563,000	Sumitomo Mitsui Trust Holdings Inc	2,306,609
124,000	Sumitomo Realty & Development Co Ltd	4,742,309
22,000	Suruga Bank Ltd	329,545
38,000	Suzuken Co Ltd	1,204,208
51,200	Suzuki Motor Corp	1,245,656
63,200	Sysmex Corp	4,146,287
180,500	Takeda Pharmaceutical Co Ltd	8,000,184
125,200	Terumo Corp	6,163,028
655,000	Tobu Railway Co Ltd	3,394,083
804,000	Tokyo Gas Co Ltd	4,323,029
268,000	Tokyu Land Corp	2,421,971
269,000	Toray Industries Inc	1,840,119
1,043,000	Toshiba Corp	4,907,035

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
281,000	Tosoh Corp	917,557
12,900	Toyota Boshoku Corp	183,317
285,200	Toyota Motor Corp	16,644,084
104,400	Toyota Tsusho Corp	2,762,516
89,000	Toyo Suisan Kaisha Ltd	2,865,268
129,900	Trend Micro Inc	3,953,330
96,900	Tsumura & Co	2,766,237
5,400	Tsuruha Holdings Inc	434,764
100,100	Unicharm Corp	5,597,768
30,790	USS Co Ltd	3,570,094
201,200	Wacom Co Ltd	2,485,719
14,741	Yahoo! Japan Corp	6,678,546
72,280	Yamada Denki Co Ltd	2,726,442
85,300	Yamaha Motor Co Ltd	1,320,838

	Total Japan	500,904,242

	Netherlands — 2.3%
31,428	ASML Holding NV	2,601,048
60,600	Gemalto NV	5,088,209
48,337	Heineken NV	3,362,745
233,071	Koninklijke Philips NV	6,599,645
275,594	Koninklijke Ahold NV	4,468,473
34,327	Randstad Holdings NV	1,470,714
150,050	Reed Elsevier NV	2,458,899
586,894	Unilever NV	23,976,888

	Total Netherlands	50,026,621

	New Zealand — 0.1%
1,400,684	Telecom Corp of New Zealand Ltd	2,562,957

	Norway — 0.9%
101,958	Aker Solutions ASA	1,502,436
65,744	DNB ASA	1,063,158
9,751	Fred Olsen Energy ASA	409,365
1,118,047	Marine Harvest ASA	1,161,790
120,972	Seadrill Ltd	4,892,676
251,145	Statoil ASA	5,670,747
56,111	TGS Nopec Geophysical Co ASA	1,958,649
64,447	Yara International ASA	2,877,828

	Total Norway	19,536,649

	Singapore — 2.4%
1,246,000	CapitaCommercial Trust (REIT)	1,490,364
693,000	Ezion Holdings Ltd	1,242,257
4,946,000	Golden Agri-Resources Ltd	2,245,655
189,000	Hyflux Ltd	199,978
273,900	Keppel Corp Ltd	2,267,152
2,434,000	Noble Group Ltd	1,988,264
361,000	Oversea-Chinese Banking Corp Ltd	2,940,795
935,000	SATS Ltd	2,404,780
683,000	SembCorp Industries Ltd	2,616,226

Shares	Description	Value ($)
	Singapore — continued
609,000	Singapore Exchange Ltd	3,551,334
1,033,000	Singapore Press Holdings Ltd	3,485,052
1,939,000	Singapore Technologies Engineering Ltd	6,261,309
4,000,500	Singapore Telecommunications Ltd	11,833,346
1,317,000	SMRT Corp Ltd	1,489,055
1,014,000	StarHub Ltd	3,213,637
157,000	United Overseas Bank Ltd	2,651,740
1,801,000	Yangzijiang Shipbuilding Holdings Ltd	1,249,809
891,000	Yanlord Land Group Ltd	1,001,156

	Total Singapore	52,131,909

	Spain — 2.6%
490,785	Banco Bilbao Vizcaya Argentaria SA	4,599,998
263,721	Distribuidora Internacional de Alimentacion SA	2,066,876
95,335	Enagas	2,383,223
154,903	Ferrovial SA	2,494,590
42,578	Gas Natural SDG SA	879,633
55,821	Grifols SA *	2,043,995
1,145,827	Iberdrola SA	6,197,868
190,187	Inditex SA	23,543,307
82,378	Red Electrica de Espana	4,380,027
340,466	Repsol YPF SA	7,746,989

	Total Spain	56,336,506

	Sweden — 1.9%
32,965	Boliden AB	469,766
521,342	Hennes & Mauritz AB-Class B	17,836,083
108,506	Investor AB-Class B	3,114,844
92,989	Kinnevik Investment AB	2,465,403
39,892	Millicom International Cellular SA SDR	3,180,095
121,710	Scania AB-Class B	2,714,000
406,756	Skandinaviska Enskilda Banken AB-Class A	4,234,121
99,531	Svenska Cellulosa AB-Class B	2,473,305
188,075	Swedbank AB-Class A	4,478,902

	Total Sweden	40,966,519

	Switzerland — 9.2%
227,651	ABB Ltd	4,980,981
82,285	Actelion Ltd (Registered)	4,915,054
18,580	Adecco SA	1,035,415
66,512	Compagnie Financiere Richemont SA-Class A	5,881,069
284,632	Credit Suisse Group AG (Registered)	8,412,672
25,454	Geberit AG (Registered)	6,336,407
18,120	Holcim Ltd	1,405,386
11,107	Kuehne & Nagel International AG (Registered)	1,240,882
813,796	Nestle SA (Registered)	53,909,618
152,379	Novartis AG (Registered)	10,915,218
3,247	Pargesa Holding SA	224,610

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
17,959	Partners Group Holding AG	4,565,642
256,257	Roche Holding AG (Non Voting)	63,535,473
20,528	Schindler Holding AG	2,984,177
3,469	SGS SA (Registered)	7,773,445
13,816	Sonova Holding AG (Registered)	1,517,041
5,881	Straumann Holding AG	805,893
24,265	Swatch Group AG (The)	2,391,767
12,716	Swatch Group AG	7,247,358
10,068	Swiss Life Holding AG (Registered)	1,669,065
32,323	Swiss Re AG	2,373,621
5,021	Swisscom AG (Registered)	2,143,499
11,655	Syngenta AG (Registered)	4,546,582
16,712	Transocean Ltd	839,240

	Total Switzerland	201,650,115

	United Kingdom — 21.2%
683,160	Aberdeen Asset Management Plc	4,801,110
227,288	Admiral Group Plc	4,582,887
87,033	Aggreko Plc	2,340,957
177,644	Anglo American Plc	4,070,236
473,416	ARM Holdings Plc	6,933,705
437,825	Ashmore Group Plc	2,627,218
255,034	Ashtead Group Plc	2,416,412
45,835	ASOS Plc *	2,699,779
88,892	Associated British Foods Plc	2,435,928
208,521	AstraZeneca Plc	10,668,819
193,429	Babcock International Group Plc	3,392,235
3,453,500	Barclays Plc	16,542,741
472,784	Barratt Developments Plc *	2,280,899
541,897	BG Group Plc	9,889,637
253,968	BHP Billiton Plc	7,302,893
1,039,676	British American Tobacco Plc	57,128,883
318,296	British Sky Broadcasting Group Plc	3,763,376
669,798	BT Group Plc	3,047,954
291,924	Bunzl Plc	5,681,787
146,865	Burberry Group Plc	3,212,036
267,376	Capita Group Plc	3,895,336
214,909	Chemring Group Plc	917,947
1,136,661	Cobham Plc	4,906,437
77,265	Croda International Plc	2,873,266
948,795	Debenhams Plc	1,347,170
1,584,925	Diageo Plc	46,818,522
147,353	easyJet Plc	2,807,822
155,966	Eurasian Natural Resources Corp Plc	564,422
372,953	Experian Plc	6,859,166
1,816,239	GlaxoSmithKline Plc	46,991,912
252,805	Glencore International Plc	1,229,473
509,367	HSBC Holdings Plc	5,588,286
152,625	ICAP Plc	843,856
116,930	IMI Plc	2,278,137
160,584	InterContinental Hotels Group Plc	4,622,615

Shares	Description	Value ($)
	United Kingdom — continued
96,887	Intertek Group Plc	4,710,186
1,741,343	ITV Plc	3,448,412
288,029	John Wood Group Plc	3,698,960
104,694	Kazakhmys Plc	516,133
4,542	Lancashire Holdings Ltd	54,806
194,799	LG Group Holdings Plc	1,702,987
22,876,037	Lloyds Banking Group Plc *	21,261,968
904,886	Man Group Plc	1,565,335
214,611	Micro Focus International Plc	2,225,317
40,603	Mondi Plc	534,459
143,040	Next Plc	10,003,075
116,119	Persimmon Plc	2,135,350
117,392	Persimmon Plc, Bonus Shares	133,774
187,708	Playtech Ltd	1,899,801
717,529	Prudential Plc	12,069,633
24,528	Randgold Resources Ltd	1,929,810
212,526	Reckitt Benckiser Group Plc	15,197,423
350,113	Reed Elsevier Plc	3,915,363
373,170	Resolution Ltd	1,627,771
133,394	Rightmove Plc	4,130,688
949,434	Rio Tinto Plc	40,551,055
304,086	Royal Bank of Scotland Group Plc *	1,535,518
56,267	SABMiller Plc	2,830,751
321,948	Sage Group Plc (The)	1,776,978
152,674	Smiths Group Plc	3,175,788
262,157	Smith & Nephew Plc	3,066,098
77,231	Spectris Plc	2,418,987
1,182,089	Standard Life Assurance Plc	6,993,042
1,014,069	Taylor Wimpey Plc	1,516,891
193,752	Telecity Group Plc	2,835,539
516,579	Tesco Plc	2,860,500
1,463	Tullett Prebon Plc	6,503
44,534	Unilever Plc	1,870,665
83,616	United Business Media Ltd	919,009
91,927	Whitbread Plc	4,002,070
722,831	William Hill Plc	4,831,203
201,231	WPP Plc	3,425,769

	Total United Kingdom	465,741,476

	TOTAL COMMON STOCKS (COST $1,820,516,035)	2,102,510,093

	PREFERRED STOCKS — 1.3%

	Germany — 1.3%
34,014	Bayerische Motoren Werke AG 4.70%	2,364,972
21,906	Fuchs Petrolub AG 1.97%	1,874,244
67,372	Henkel AG & Co KGaA 1.27%	6,483,364
30,135	Porsche Automobil Holding SE 3.14%	2,485,355
67,678	Volkswagen AG 2.11%	14,698,404

	Total Germany	27,906,339

	TOTAL PREFERRED STOCKS (COST $24,675,566)	27,906,339

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value		Description	Value ($)
		RIGHTS/WARRANTS — 0.0%

		Canada — 0.0%
	19,162	Kinross Gold Corp Warrants, Strike 21.30, Expires 09/17/14 *	1,663

		Japan — 0.0%
	36,700	J Trust Co Ltd Rights, Expires 07/30/13 *	94,988

		TOTAL RIGHTS/WARRANTS (COST $241,588)	96,651

		MUTUAL FUNDS — 0.1%

		United States — 0.1%
		Affiliated Issuers
	46,222	GMO U.S. Treasury Fund	1,156,000

		TOTAL MUTUAL FUNDS (COST $1,156,000)	1,156,000

		SHORT-TERM INVESTMENTS — 2.1%

		Time Deposits — 2.1%
USD	11,244,440	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 06/03/13	11,244,440
USD	11,244,440	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/03/13	11,244,440
AUD	11,766	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.90%, due 06/03/13	11,261
GBP	574,963	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 06/03/13	873,598
HKD	392,107	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	50,512
SGD	50,700	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	40,112
EUR	129,936	Citibank (New York) Time Deposit, 0.00%, due 06/03/13 (a)	168,885
JPY	11,550,343	Citibank (New York) Time Deposit, 0.01%, due 06/03/13	114,996
NOK	1,899,844	JPMorgan Chase (New York) Time Deposit, 0.48%, due 06/03/13	323,728
USD	963,895	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.06%, due 06/03/13	963,895
USD	11,244,440	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	11,244,440

Par Value		Description	Value ($)
		Time Deposits — continued
USD	11,244,440	STD Charter Bank (London) Time Deposit, 0.06%, due 06/03/13	11,244,440

		Total Time Deposits	47,524,747

		TOTAL SHORT-TERM INVESTMENTS (COST $47,524,747)	47,524,747

		TOTAL INVESTMENTS — 99.1% (Cost $1,894,113,936)	2,179,193,830
		Other Assets and Liabilities (net) — 0.9%	20,129,135

		TOTAL NET ASSETS — 100.0%	$2,199,322,965

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/20/2013	BNYM	AUD	12,963,743	USD	13,372,360	$980,229
06/20/2013	BOA	AUD	8,052,212	USD	8,309,730	612,565
06/20/2013	MSCI	AUD	18,233,511	USD	18,141,085	711,547
06/20/2013	SSB	AUD	18,233,511	USD	18,009,421	579,882
06/20/2013	BBH	CAD	6,058,392	USD	5,922,558	81,140
06/20/2013	BCLY	CAD	6,132,028	USD	5,995,217	82,800
06/20/2013	BNYM	CAD	5,393,028	USD	5,274,303	74,420
06/20/2013	BOA	CAD	5,889,212	USD	5,757,368	79,071
06/20/2013	DB	CAD	6,965,352	USD	6,795,532	79,635
06/20/2013	MSCI	CAD	5,959,240	USD	5,827,794	81,977
06/20/2013	RBS	CAD	4,435,972	USD	4,332,224	55,121
06/20/2013	SSB	CAD	10,917,830	USD	10,660,652	133,831
06/20/2013	BBH	DKK	58,369,777	USD	10,275,284	97,253
06/20/2013	BOA	DKK	76,607,781	USD	13,507,239	149,019
06/20/2013	MSCI	DKK	15,505,443	USD	2,731,757	28,048
06/20/2013	BBH	JPY	602,441,931	USD	6,143,668	146,187
06/20/2013	BCLY	JPY	809,847,229	USD	8,257,933	195,673
06/20/2013	BNYM	JPY	944,821,766	USD	9,639,268	233,298
06/20/2013	BOA	JPY	611,292,816	USD	6,233,605	148,010
06/20/2013	MSCI	JPY	954,549,453	USD	9,736,684	233,872
06/20/2013	BBH	NOK	32,689,705	USD	5,688,431	121,558
06/20/2013	BOA	NOK	17,811,027	USD	3,100,734	67,617
06/20/2013	JPM	NOK	51,743,821	USD	9,006,478	194,797
06/20/2013	BNYM	SGD	3,947,476	USD	3,177,358	54,196
06/20/2013	MSCI	SGD	3,947,476	USD	3,179,023	55,862
06/20/2013	RBS	SGD	6,633,763	USD	5,370,511	122,015
06/20/2013	BBH	USD	7,088,349	CHF	6,789,292	12,692
06/20/2013	BBH	USD	5,047,889	GBP	3,299,252	(35,580)
06/20/2013	BBH	USD	8,215,234	SGD	10,157,151	(179,106)
06/20/2013	BCLY	USD	32,964	CHF	30,511	(1,052)
06/20/2013	BCLY	USD	7,197,446	EUR	5,477,050	(78,079)
06/20/2013	BCLY	USD	4,309,249	GBP	2,814,277	(33,727)

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/20/2013	BCLY	USD	5,793,908	HKD	44,960,208	$(1,580)
06/20/2013	BCLY	USD	3,266,066	JPY	334,531,365	64,289
06/20/2013	BNYM	USD	1,217,440	CAD	1,241,302	(20,594)
06/20/2013	BNYM	USD	24,734	CHF	22,923	(759)
06/20/2013	BNYM	USD	14,799,996	HKD	114,848,858	(3,750)
06/20/2013	BNYM	USD	6,076,336	JPY	621,272,534	108,609
06/20/2013	BNYM	USD	12,324,292	SGD	15,226,170	(277,662)
06/20/2013	BOA	USD	1,219,576	CAD	1,241,302	(22,730)
06/20/2013	BOA	USD	2,576,135	CHF	2,384,720	(81,913)
06/20/2013	BOA	USD	26,356,308	HKD	204,519,940	(7,528)
06/20/2013	BOA	USD	11,739,658	SGD	14,503,714	(264,620)
06/20/2013	DB	USD	1,219,147	CAD	1,241,299	(22,304)
06/20/2013	DB	USD	5,267,124	CHF	4,878,200	(164,928)
06/20/2013	DB	USD	654,011	GBP	427,676	(4,274)
06/20/2013	DB	USD	5,374,311	HKD	41,705,674	(1,272)
06/20/2013	JPM	USD	11,538,337	HKD	89,538,393	(2,897)
06/20/2013	MSCI	USD	7,041,950	CHF	6,789,292	59,092
06/20/2013	MSCI	USD	14,767,764	HKD	114,596,892	(3,980)
06/20/2013	MSCI	USD	9,389,737	JPY	955,803,899	125,563
06/20/2013	MSCI	USD	13,504,316	SGD	16,683,434	(304,728)
06/20/2013	RBS	USD	16,576,254	SGD	20,483,675	(369,994)
06/20/2013	SSB	USD	1,226,885	CAD	1,241,301	(30,040)
06/20/2013	SSB	USD	11,020,848	HKD	85,521,557	(2,906)
06/20/2013	SSB	USD	2,803,049	SGD	3,463,209	(63,030)

						$3,790,835

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
419	CAC 40	June 2013	$21,349,155	$(88,294)
319	DAX	June 2013	86,039,153	3,321,774
169	TOPIX	June 2013	18,596,305	(2,531,616)

			$125,984,613	$701,864

Sales
16	FTSE 100	June 2013	$1,587,013	$26,260
37	OMXS 30	June 2013	674,251	10,768
326	S&P Toronto 60	June 2013	45,619,561	548,992
306	SPI 200	June 2013	35,762,313	2,409,285

			$83,643,138	$2,995,305

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNYM - Bank of New York Mellon

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - United States Dollar

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 89.9%

	Australia — 2.6%
402,982	Arrium Ltd	304,330
104,395	BlueScope Steel Ltd *	519,297
5,015	Commonwealth Bank of Australia	318,612
28,593	CSL Ltd	1,626,958
34,536	Insurance Australia Group Ltd	186,379
83,448	Investa Office Fund (REIT)	254,042
328,212	Mirvac Group (REIT)	523,156
73,501	QBE Insurance Group Ltd	1,113,759
220,626	Stockland (REIT)	765,122
136,279	TABCORP Holdings Ltd	427,218
72,974	Tatts Group Ltd	223,191
75,535	Westpac Banking Corp	2,035,735

	Total Australia	8,297,799

	Austria — 0.5%
20,176	OMV AG	930,696
15,693	Voestalpine AG	520,071

	Total Austria	1,450,767

	Belgium — 0.5%
14,020	Ageas	514,001
7,087	Anheuser-Busch InBev NV	652,609
14,767	Belgacom SA	330,868

	Total Belgium	1,497,478

	Brazil — 1.2%
107,291	Banco do Brasil SA	1,261,363
147,800	Petroleo Brasileiro SA (Petrobras)	1,305,620
93,000	Vale SA	1,328,695

	Total Brazil	3,895,678

	Canada — 2.1%
6,500	Alimentation Couche Tard Inc	363,636
5,000	Canadian Tire Corp Ltd	401,736
4,100	Canadian Pacific Railway Ltd	545,111
10,800	Capital Power Corp	223,969
11,700	Davis & Henderson Income Corp	264,978
4,200	Empire Co Ltd	272,235
24,300	First Quantum Minerals Ltd	435,021
12,200	Genworth MI Canada Inc	286,775
7,100	Home Capital Group Inc	363,372
12,900	Husky Energy Inc	364,448
37,800	Just Energy Group Inc	270,898
13,500	Parkland Fuel Corp	232,303
26,200	Petrominerales Ltd	154,660
14,800	Pretium Resources Inc *	121,341
110,000	Research In Motion Ltd *	1,533,157
61,300	Sherritt International Corp	274,350
20,000	Transcontinental Inc	237,666
11,800	TransForce Inc	228,317

	Total Canada	6,573,973

Shares	Description	Value ($)
	China — 7.2%
7,787,000	Bank of China Ltd-Class H	3,657,706
711,000	Bank of Communications Co Ltd-Class H	541,256
5,117,000	China Construction Bank-Class H	4,132,031
407,000	China Mobile Ltd	4,290,695
198,000	China Overseas Land & Investment Ltd	585,667
983,000	CNOOC Ltd	1,719,436
54,500	Hengan International Group Co Ltd	602,693
4,610,000	Industrial and Commercial Bank of China Ltd-Class H	3,237,221
2,082,000	PetroChina Co Ltd-Class H	2,411,842
47,200	Tencent Holdings Ltd	1,855,418

	Total China	23,033,965

	Colombia — 0.1%
172,155	Ecopetrol SA	368,977

	Denmark — 0.0%
5,499	Vestas Wind Systems A/S *	80,044

	Finland — 0.4%
348,352	Nokia Oyj *	1,165,343
3,208	Sampo Oyj-Class A	130,020

	Total Finland	1,295,363

	France — 9.6%
108,054	Air France–KLM *	1,039,792
48,652	AXA	982,270
22,496	BNP Paribas	1,316,458
10,839	Carrefour SA	317,339
6,846	Compagnie Generale des Etablissements Michelin-Class B	597,452
11,405	European Aeronautic Defense and Space Co NV	656,707
144,261	France Telecom SA	1,463,039
29,064	GDF Suez	592,737
6,746	Lafarge SA	481,062
28,777	PagesJaunes Groupe *	68,586
163,471	Peugeot SA *	1,439,197
26,576	Renault SA	2,051,144
55,003	Sanofi	5,864,873
58,568	Societe Generale	2,335,819
193,947	Total SA	9,694,122
77,462	Vivendi SA	1,516,115

	Total France	30,416,712

	Germany — 4.3%
7,579	Allianz SE (Registered)	1,170,702
10,064	Aurubis AG	604,096
17,243	Bayer AG (Registered)	1,842,715
21,347	Deutsche Lufthansa AG (Registered) *	457,997
35,827	Deutsche Post AG (Registered)	902,836
220,597	E.ON AG	3,717,311
1,814	Hugo Boss AG	201,979
2,381	Merck KGaA	376,850

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
6,996	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,304,929
57,464	RWE AG	1,960,703
8,245	Salzgitter AG	311,659
6,172	SAP AG *	461,900
7,327	Suedzucker AG	247,910

	Total Germany	13,561,587

	Greece — 0.1%
31,388	Public Power Corp SA *	313,142

	Hong Kong — 0.5%
54,800	AIA Group Ltd	242,271
308,200	Esprit Holdings Ltd	469,032
42,000	Link (REIT)	216,074
31,500	Power Assets Holdings Ltd	275,709
38,000	Wharf Holdings Ltd (The)	337,460
70,000	Yue Yuen Industrial Holdings	202,165

	Total Hong Kong	1,742,711

	India — 0.2%
19,900	Tata Motors Ltd Sponsored ADR	545,857

	Ireland — 0.3%
35,927	C&C Group Plc	214,127
4,419	Paddy Power Plc	372,596
23,100	Smurfit Kappa Group Plc	387,535

	Total Ireland	974,258

	Israel — 0.0%
5,739	Bank Hapoalim BM *	26,555
28,501	Bezeq Israeli Telecommunication Corp Ltd	36,870

	Total Israel	63,425

	Italy — 4.8%
3,291	Azimut Holding SPA	62,346
1,128,749	Enel SPA	4,248,515
168,182	ENI SPA	3,824,715
124,947	Fiat SPA *	979,250
195,725	Finmeccanica SPA *	1,080,902
657,691	Intesa Sanpaolo SPA	1,226,957
8,625	Italcementi SPA-Di RISP	29,592
16,569	Recordati SPA	175,374
2,168,001	Telecom Italia SPA	1,678,252
1,102,772	Telecom Italia SPA-Di RISP	681,791
229,159	UniCredit SPA	1,286,083

	Total Italy	15,273,777

	Japan — 18.0%
80	Advance Residence Investment Corp (REIT)	165,490
60,200	Aeon Co Ltd	702,630
10,100	Aeon Credit Service Co Ltd	269,249

Shares	Description	Value ($)
	Japan — continued
70,550	Aiful Corp *	685,495
7,000	Alfresa Holdings Corp	363,745
19,800	Anritsu Corp	267,409
23,400	Astellas Pharma Inc	1,194,949
9,100	Bridgestone Corp	295,385
38,000	Calsonic Kansei Corp	164,240
167,000	Cosmo Oil Co Ltd *	300,099
198,000	Daikyo Inc	590,390
19,300	Daito Trust Construction Co Ltd	1,796,258
64,000	Daiwa Securities Group Inc	523,505
28,300	Dena Co Ltd	596,735
8,700	Electric Power Development Co Ltd	273,664
44,000	Fuji Heavy Industries Ltd	991,040
10,000	Fuji Oil Co Ltd	152,623
35,000	Gunze Ltd	84,317
32,000	Hanwa Co Ltd	117,315
553,000	Haseko Corp *	718,413
5,200	Hikari Tsushin Inc	286,852
15,300	IT Holdings Corp	213,323
161,800	Itochu Corp	2,005,121
205	Japan Retail Fund Investment Corp (REIT)	389,180
58,600	JFE Holdings Inc	1,204,287
315,800	JX Holdings Inc	1,534,235
27,100	K’s Holdings Corp	749,730
34,600	Kao Corp	1,084,282
469,000	Kawasaki Kisen Kaisha Ltd	926,056
53,100	KDDI Corp	2,395,552
23,000	Kinugawa Rubber Industrial Co Ltd	127,276
299,000	Kobe Steel Ltd *	394,481
11,800	Kyowa Exeo Corp	130,544
87,800	Leopalace21 Corp *	396,937
143,000	Marubeni Corp	987,385
120,000	Mazda Motor Corp *	461,623
18,000	Medipal Holdings Corp	240,013
22,000	Mitsubishi Estate Co Ltd	542,014
65,000	Mitsubishi Heavy Industries Ltd	397,875
191,500	Mitsubishi Chemical Holdings Corp	906,261
95,200	Mitsubishi Corp	1,645,276
79,400	Mitsubishi UFJ Lease & Finance Co Ltd	359,944
168,000	Mitsui Chemicals Inc	375,167
179,000	Mitsui Engineer & Shipbuilding Co Ltd	290,665
18,000	Mitsui Fudosan Co Ltd	496,590
81,100	Mitsui & Co Ltd	1,015,687
184,000	Mitsui Mining & Smelting Co Ltd	418,899
238,000	Mitsui OSK Lines Ltd *	845,289
382,600	Mizuho Financial Group Inc	728,437
16,900	Namco Bandai Holdings Inc	273,936
211,000	NEC Corp	490,648
23,800	Net One Systems Co Ltd	195,790
40,000	Nichirei Corp	197,855
187,000	Nippon Light Metal Co Ltd	209,996
288,000	Nippon Steel Corp	721,993

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
38,200	Nippon Telegraph & Telephone Corp	1,884,024
185,000	Nippon Yusen Kabushiki Kaisha	474,321
25,800	Nipro Corp	321,962
30,000	Nisshinbo Holdings Inc	217,367
105,500	Nomura Holdings Inc	799,949
53,300	North Pacific Bank Ltd	175,112
689	NTT Docomo Inc	1,006,641
2,500	Okinawa Electric Power Co	95,937
214	ORIX JREIT Inc (REIT)	230,370
77,000	Penta-Ocean Construction Co Ltd	187,283
6,690	Point Inc	297,513
239,300	Resona Holdings Inc	1,073,398
28,000	Ricoh Co Ltd	325,078
34,300	Round One Corp	211,609
6,000	Ryohin Keikaku Co Ltd	447,633
9,800	Sankyo Co Ltd	430,124
16,000	Seino Holdings Co Ltd	122,337
3,400	Shimamura Co Ltd	390,595
62,000	Shinsei Bank Ltd	144,781
61,100	Showa Shell Sekiyu KK	482,737
12,600	SoftBank Corp	629,813
461,400	Sojitz Corp	795,226
8,300	Sumisho Computer Systems Corp	168,015
154,900	Sumitomo Corp	1,936,676
40,000	Sumitomo Metal Mining Co Ltd	502,639
16,900	Sumitomo Mitsui Financial Group Inc	667,208
95,000	Sumitomo Mitsui Trust Holdings Inc	389,215
12,000	Sumitomo Realty & Development Co Ltd	458,933
49,900	Takeda Pharmaceutical Co Ltd	2,211,685
44,000	Toho Zinc Co Ltd	140,497
65,000	Tokyo Tatemono Co Ltd	486,894
19	Tokyu REIT Inc (REIT)	110,441
209,000	Tosoh Corp	682,453
23,000	Toyota Motor Corp	1,342,265
38,700	Toyota Tsusho Corp	1,024,036
23,000	Toyo Engineering Corp	110,846
62,600	UNY Co Ltd	412,384
3,610	USS Co Ltd	418,579
27,480	Yamada Denki Co Ltd	1,036,561
5,900	Yamato Kogyo Co Ltd	179,978
30,000	Yokohama Rubber Co Ltd	300,523

	Total Japan	57,215,788

	Mexico — 0.6%
153,600	America Movil SAB de CV-Class L	154,102
38,159	America Movil SAB de CV-Class L ADR	759,746
240,324	Cemex SA de CV CPO *	277,783
26,104	Cemex SAB de CV Sponsored ADR *	300,196
69,800	Grupo Financiero Banorte SAB de CV-Class O	446,224

	Total Mexico	1,938,051

Shares	Description	Value ($)
	Netherlands — 0.9%
149,013	Aegon NV	1,016,687
115,777	ING Groep NV *	1,079,585
18,852	Koninklijke Philips Electronics NV	533,814
53,757	Koninklijke BAM Groep NV	265,485

	Total Netherlands	2,895,571

	New Zealand — 0.4%
56,379	Fletcher Building Ltd	373,023
34,242	Sky City Entertainment Group Ltd	113,613
430,780	Telecom Corp of New Zealand	788,237

	Total New Zealand	1,274,873

	Norway — 0.0%
6,149	DNB ASA	99,437

	Portugal — 0.3%
321,143	EDP-Energias de Portugal SA	1,035,648

	Russia — 2.6%
568,438	Gazprom OAO Sponsored ADR *	4,239,039
54,127	Lukoil OAO Sponsored ADR	3,167,268
124,344	Rosneft OJSC GDR (Registered)	816,318

	Total Russia	8,222,625

	Singapore — 0.8%
289,000	Ezra Holdings Ltd *	221,294
2,374,000	Golden Agri-Resources Ltd	1,077,878
424,000	Singapore Telecommunications	1,254,178
183,000	Swiber Holdings Ltd	109,446

	Total Singapore	2,662,796

	South Korea — 2.8%
4,850	Hyundai Steel Co	305,682
18,652	KT&G Corp	1,309,934
4,861	NHN Corp	1,304,303
8,836	POSCO	2,501,322
2,576	Samsung Electronics Co Ltd	3,470,802

	Total South Korea	8,892,043

	Spain — 5.8%
241,147	Banco Bilbao Vizcaya Argentaria SA	2,260,207
736,761	Banco Santander SA	5,269,490
15,078	Distribuidora Internacional de Alimentacion SA	118,172
5,650	Enagas	141,241
25,119	Ferrovial SA	404,522
88,131	Gas Natural SDG SA	1,820,727
12,728	Grifols SA *	466,060
333,480	Iberdrola SA	1,803,819
97,005	Repsol YPF SA	2,207,259
280,123	Telefonica SA *	3,854,203

	Total Spain	18,345,700

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Sweden — 0.7%
29,473	Investor AB	846,071
32,206	Skandinaviska Enskilda Banken AB-Class A	335,248
9,128	Svenska Handelsbanken AB-A Shares	392,356
22,478	Swedbank AB-Class A	535,301

	Total Sweden	2,108,976

	Switzerland — 1.7%
12,554	ABB Ltd	274,680
22,867	Credit Suisse Group AG (Registered)	675,864
39,291	Novartis AG (Registered)	2,814,495
3,116	Roche Holding AG (Non Voting)	772,570
541	Swatch Group AG	308,338
5,870	Swiss Re AG	431,060

	Total Switzerland	5,277,007

	Taiwan — 1.5%
92,000	Asustek Computer Inc	1,007,283
208,000	Formosa Chemicals & Fibre Co	487,183
92,000	HTC Corp	843,103
34,000	MediaTek Inc	419,720
337,000	Quanta Computer Inc	721,719
276,000	Taiwan Semiconductor Manufacturing Co Ltd	1,003,571
952,000	United Microelectronics Corp	418,234

	Total Taiwan	4,900,813

	Turkey — 0.3%
125,852	Turkiye IS Bankasi-Class C	465,563
47,675	Turkiye Halk Bankasi AS	509,723

	Total Turkey	975,286

	United Kingdom — 19.1%
70,758	Ashtead Group Plc	670,422
136,054	AstraZeneca Plc	6,961,100
119,718	Aviva Plc	601,624
376,727	BAE Systems Plc	2,302,947
93,104	Balfour Beatty Plc	326,345
1,031,883	Barclays Plc	4,942,862
35,503	BHP Billiton Plc	1,020,895
1,009,960	BP Plc	7,218,395
222,451	BT Group Plc	1,012,276
11,908	Bunzl Plc	231,768
18,951	Cape Plc	76,735
31,024	Catlin Group Ltd	235,965
79,720	Cobham Plc	344,114
178,105	Debenhams Plc	252,887
27,194	Diageo Plc	803,308
425,818	Dixons Retail Plc *	265,374
59,841	Drax Group Plc	518,693
66,112	GlaxoSmithKline Plc	1,710,529
22,210	Greencore Group Plc	43,801
268,049	Home Retail Group Plc	633,835
55,950	HSBC Holdings Plc	613,830

Shares	Description	Value ($)
	United Kingdom — continued
23,136	Imperial Tobacco Group Plc	830,230
56,760	Inchcape Plc	469,591
35,113	Intermediate Capital Group Plc	247,631
21,162	Lancashire Holdings Ltd	255,351
250,320	Legal & General Group Plc	674,343
2,169,201	Lloyds Banking Group Plc *	2,016,148
10,706	Next Plc	748,692
59,635	Prudential Plc	1,003,127
3,767	Reckitt Benckiser Group Plc	269,373
21,343	Reed Elsevier Plc	238,682
62,322	Rio Tinto Plc	2,661,820
178,988	Royal Bank of Scotland Group Plc *	903,821
205,934	Royal Dutch Shell Plc-A Shares (London)	6,853,667
124,769	Royal Dutch Shell Plc-B Shares (London)	4,301,154
39,017	Scottish & Southern Energy Plc	915,837
33,075	Standard Life Assurance Plc	195,666
60,700	TUI Travel Plc	327,757
2,029,933	Vodafone Group Plc	5,882,978
122,894	William Hill Plc	821,389
25,510	WPP Plc	434,284

	Total United Kingdom	60,839,246

	TOTAL COMMON STOCKS (COST $280,699,654)	286,069,373

	PREFERRED STOCKS — 3.1%

	Brazil — 2.7%
71,800	Gerdau SA 0.61%	436,137
36	Gerdau SA Sponsored ADR 0.62%	220
462,429	Petroleo Brasileiro SA (Petrobras) 3.88%	4,315,975
285,684	Vale SA 0.35%	3,858,828

	Total Brazil	8,611,160

	Germany — 0.4%
5,532	Henkel AG & Co KGaA 1.27%	532,357
6,586	Porsche Automobil Holding SE 3.14%	543,174

	Total Germany	1,075,531

	TOTAL PREFERRED STOCKS (COST $12,786,601)	9,686,691

	MUTUAL FUNDS — 1.4%

	United States — 1.4%
	Affiliated Issuers
182,599	GMO U.S. Treasury Fund	4,566,810

	TOTAL MUTUAL FUNDS (COST $4,565,900)	4,566,810

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 1.5%

		Time Deposits — 1.5%
USD	1,417,583	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/03/13	1,417,583
CAD	5,568	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 06/03/13	5,371
DKK	57	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.10)%, due 06/03/13	10
GBP	20,850	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 06/03/13	31,679
HKD	105,784	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	13,627
JPY	1,559,940	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	15,532
NZD	43,168	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.67%, due 06/03/13	34,310
SGD	17,560	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	13,893
ZAR	91,566	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 06/03/13	9,100
EUR	29,324	Citibank (New York) Time Deposit, 0.00%, due 06/03/13 (a)	38,114
USD	1,626,575	DBS Bank Ltd (Singapore) Time Deposit, 0.06%, due 06/03/13	1,626,575
USD	1,626,575	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	1,626,575

		Total Time Deposits	4,832,369

		TOTAL SHORT-TERM INVESTMENTS (COST $4,832,369)	4,832,369

		TOTAL INVESTMENTS — 95.9% (Cost $302,884,524)	305,155,243
		Other Assets and Liabilities (net) — 4.1%	13,074,784

		TOTAL NET ASSETS — 100.0%	$318,230,027

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/06/2013	BOA	AUD	4,423,489	USD	4,564,957	$332,095
06/06/2013	MSCI	AUD	695,823	USD	692,296	26,459
06/06/2013	SSB	AUD	695,822	USD	687,270	21,434
06/06/2013	BCLY	CAD	5,460,164	USD	5,268,115	1,753
06/06/2013	BOA	CAD	4,692,012	USD	4,527,759	2,284
06/06/2013	DB	CAD	948,870	USD	915,590	399
06/06/2013	BBH	CHF	1,407,499	USD	1,469,374	(2,546)
06/06/2013	BCLY	CHF	659,496	USD	688,323	(1,358)
06/06/2013	BNYM	CHF	785,285	USD	819,662	(1,566)
06/06/2013	BOA	CHF	1,256,708	USD	1,311,492	(2,736)
06/06/2013	DB	CHF	673,101	USD	702,534	(1,375)
06/06/2013	MSCI	CHF	705,428	USD	736,270	(1,445)
06/06/2013	SSB	CHF	785,704	USD	819,586	(2,080)
06/06/2013	BBH	EUR	1,074,596	USD	1,410,515	13,796
06/06/2013	BCLY	EUR	6,703,130	USD	8,808,650	96,181
06/06/2013	BOA	EUR	1,817,443	USD	2,385,093	22,850
06/06/2013	DB	EUR	130,977	USD	169,479	(760)
06/06/2013	MSCI	EUR	130,979	USD	168,623	(1,618)
06/06/2013	SSB	EUR	130,979	USD	169,940	(301)
06/06/2013	BCLY	GBP	195,617	USD	299,531	2,314
06/06/2013	BNYM	GBP	3,716,134	USD	5,688,305	42,092
06/06/2013	BOA	GBP	925,821	USD	1,417,643	10,971
06/06/2013	DB	GBP	875,617	USD	1,339,011	8,618
06/06/2013	MSCI	GBP	1,253,607	USD	1,918,826	14,123
06/06/2013	BBH	HKD	17,647,238	USD	2,273,141	(246)
06/06/2013	BNYM	HKD	71,687,158	USD	9,234,228	(796)
06/06/2013	BOA	HKD	3,570,132	USD	459,870	(49)
06/06/2013	JPM	HKD	7,495,014	USD	965,440	(98)
06/06/2013	MSCI	HKD	1,785,067	USD	229,935	(24)
06/06/2013	BBH	JPY	32,087,667	USD	327,228	7,803
06/06/2013	BCLY	JPY	75,138,458	USD	766,180	18,195
06/06/2013	BNYM	JPY	87,661,534	USD	894,341	21,692
06/06/2013	JPM	JPY	76,563,512	USD	780,733	18,562
06/06/2013	MSCI	JPY	87,661,534	USD	894,173	21,524
06/06/2013	SSB	JPY	616,196,663	USD	6,293,597	159,510
06/06/2013	BBH	NOK	313,166	USD	53,483	124
06/06/2013	BCLY	NZD	680,313	USD	557,251	16,615
06/06/2013	BOA	NZD	680,313	USD	559,306	18,670
06/06/2013	SSB	SEK	6,476,020	USD	979,249	1,540
06/06/2013	BOA	SGD	4,762,922	USD	3,765,742	(2,550)
06/06/2013	DB	SGD	9,073,382	USD	7,173,575	(5,034)
06/06/2013	BBH	USD	1,518,395	CHF	1,407,499	(46,474)
06/06/2013	BBH	USD	1,403,003	EUR	1,074,596	(6,285)
06/06/2013	BBH	USD	2,274,070	HKD	17,647,238	(683)
06/06/2013	BBH	USD	316,718	JPY	32,087,667	2,707
06/06/2013	BBH	USD	53,929	NOK	313,166	(571)
06/06/2013	BCLY	USD	5,338,343	CAD	5,460,164	(71,981)
06/06/2013	BCLY	USD	712,522	CHF	659,496	(22,841)
06/06/2013	BCLY	USD	8,751,285	EUR	6,703,130	(38,815)
06/06/2013	BCLY	USD	297,456	GBP	195,617	(240)

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/06/2013	BCLY	USD	741,297	JPY	75,138,458	$6,688
06/06/2013	BCLY	USD	545,906	NZD	680,313	(5,270)
06/06/2013	BNYM	USD	847,331	CHF	785,285	(26,103)
06/06/2013	BNYM	USD	5,652,426	GBP	3,716,134	(6,213)
06/06/2013	BNYM	USD	9,237,970	HKD	71,687,158	(2,946)
06/06/2013	BNYM	USD	864,913	JPY	87,661,534	7,736
06/06/2013	BOA	USD	4,250,619	AUD	4,423,489	(17,757)
06/06/2013	BOA	USD	4,586,970	CAD	4,692,012	(61,496)
06/06/2013	BOA	USD	1,357,580	CHF	1,256,708	(43,352)
06/06/2013	BOA	USD	2,372,745	EUR	1,817,443	(10,502)
06/06/2013	BOA	USD	1,408,031	GBP	925,821	(1,359)
06/06/2013	BOA	USD	460,068	HKD	3,570,132	(150)
06/06/2013	BOA	USD	545,766	NZD	680,313	(5,130)
06/06/2013	BOA	USD	3,855,225	SGD	4,762,922	(86,932)
06/06/2013	DB	USD	925,736	CAD	948,870	(10,545)
06/06/2013	DB	USD	726,765	CHF	673,101	(22,856)
06/06/2013	DB	USD	170,855	EUR	130,977	(616)
06/06/2013	DB	USD	1,331,717	GBP	875,617	(1,324)
06/06/2013	DB	USD	7,339,736	SGD	9,073,382	(161,127)
06/06/2013	JPM	USD	965,843	HKD	7,495,014	(305)
06/06/2013	JPM	USD	755,803	JPY	76,563,512	6,368
06/06/2013	MSCI	USD	668,552	AUD	695,823	(2,715)
06/06/2013	MSCI	USD	761,415	CHF	705,428	(23,699)
06/06/2013	MSCI	USD	170,998	EUR	130,979	(757)
06/06/2013	MSCI	USD	1,906,227	GBP	1,253,607	(1,524)
06/06/2013	MSCI	USD	230,024	HKD	1,785,067	(65)
06/06/2013	MSCI	USD	864,831	JPY	87,661,534	7,818
06/06/2013	SSB	USD	668,643	AUD	695,822	(2,807)
06/06/2013	SSB	USD	848,789	CHF	785,704	(27,124)
06/06/2013	SSB	USD	170,995	EUR	130,979	(753)
06/06/2013	SSB	USD	6,083,267	JPY	616,196,663	50,820
06/06/2013	SSB	USD	1,014,914	SEK	6,476,020	(37,206)

						$188,636

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
73	FTSE/MIB	June 2013	$8,107,697	$615,498
6	MSCI	June 2013	348,985	(13,450)
49	TOPIX	June 2013	5,391,828	386,053

			$13,848,510	$988,101

Sales
27	FTSE 100	June 2013	$2,678,085	$(44,357)
102	OMXS 30	June 2013	1,858,746	28,342
9	S&P Toronto 60	June 2013	1,259,436	15,156

			$5,796,267	$(859)

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

GDR - Global Depository Receipt

OJSC - Open Join-Sotck Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNYM - Bank of New York Mellon

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

USD - United States Dollar

ZAR - South African Rand

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.4%

	Australia — 3.5%
12,240,877	Arrium Ltd	9,244,245
1,712,894	Bank of Queensland Ltd	14,291,571
823,884	Bendigo and Adelaide Bank Ltd	7,731,148
4,131,833	BlueScope Steel Ltd *	20,553,193
257,678	Commonwealth Bank of Australia	16,370,741
988,285	CSL Ltd	56,233,980
10,228,107	Goodman Fielder Ltd *	6,946,902
1,127,754	Insurance Australia Group Ltd	6,086,103
2,628,044	Investa Office Fund (REIT)	8,000,583
441,784	Macquarie Group Ltd	18,014,411
11,362,450	Mirvac Group (REIT)	18,111,258
4,427,921	Pacific Brands Ltd	3,222,480
3,519,833	QBE Insurance Group Ltd	53,335,929
7,819,939	Stockland (REIT)	27,119,239
4,396,354	TABCORP Holdings Ltd	13,782,031
3,838,929	Tatts Group Ltd	11,741,346
3,135,924	Westpac Banking Corp	84,515,945

	Total Australia	375,301,105

	Austria — 0.4%
1,167,625	Immofinanz AG (Entitlement Shares) *	—
685,814	OMV AG	31,635,804
118,924	Raiffeisen Bank International AG	4,032,697
396,048	Voestalpine AG	13,125,164

	Total Austria	48,793,665

	Belgium — 0.6%
661,574	Ageas	24,254,618
306,336	Anheuser-Busch InBev NV	28,209,058
529,493	Belgacom SA	11,863,772
136,520	Mobistar SA	3,011,892

	Total Belgium	67,339,340

	Canada — 0.9%
149,800	Canadian Tire Corp Ltd	12,036,016
880,300	First Quantum Minerals Ltd	15,759,217
109,100	Home Capital Group Inc	5,583,647
455,600	Husky Energy Inc	12,871,497
21	Precision Drilling Corp	180
3,216,300	Research In Motion Ltd *	44,828,102
298,300	RONA Inc	3,009,615

	Total Canada	94,088,274

	Denmark — 0.1%
84,417	Novo-Nordisk A/S-Class B	13,682,118

	Finland — 0.5%
15,620,006	Nokia Oyj *	52,253,653
100,646	Sampo Oyj-Class A	4,079,177

	Total Finland	56,332,830

Shares	Description	Value ($)
	France — 13.6%
3,302,032	Air France–KLM *	31,775,095
2,926,698	AXA	59,089,178
2,120,536	BNP Paribas	124,093,002
911,024	Carrefour SA	26,672,501
455,181	CNP Assurances	6,872,992
197,234	Compagnie Generale des Etablissements Michelin-Class B	17,212,667
350,309	European Aeronautic Defense and Space Co NV	20,170,998
5,078,582	France Telecom SA	51,505,024
3,132,174	GDF Suez	63,878,200
164,027	Lafarge SA	11,696,875
256,121	Lagardere SCA	6,587,967
1,058,029	PagesJaunes Groupe *	2,521,685
4,198,458	Peugeot SA *	36,963,179
1,052,348	Renault SA	81,220,544
2,903,721	Sanofi	309,618,680
2,365,958	Societe Generale	94,359,537
1,228,750	Technicolor *	5,214,961
9,348,524	Total SA	467,270,587
2,824,930	Vivendi SA	55,290,570

	Total France	1,472,014,242

	Germany — 5.7%
323,797	Allianz SE (Registered)	50,015,815
320,358	Aurubis AG	19,229,636
687,015	Bayer AG (Registered)	73,419,510
1,314,248	Deutsche Lufthansa AG (Registered) *	28,196,976
1,437,232	Deutsche Post AG (Registered)	36,218,076
172,524	Duerr AG	11,185,939
10,447,268	E.ON AG	176,048,378
487,846	Freenet AG	10,424,699
117,463	Hannover Rueckversicherung AG (Registered)	8,843,020
581,837	Kloeckner & Co SE *	7,347,444
84,723	Merck KGaA	13,409,445
401,751	Metro AG	13,621,284
280,009	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	52,228,672
2,399,929	RWE AG	81,886,902
202,111	Salzgitter AG	7,639,749
337,332	SAP AG *	25,245,247
212,822	Suedzucker AG	7,200,867

	Total Germany	622,161,659

	Greece — 0.3%
2,230,683	OPAP SA	18,445,945
979,806	Public Power Corp SA *	9,775,028

	Total Greece	28,220,973

	Hong Kong — 0.9%
1,426,598	CLP Holdings Ltd	12,003,267
9,627,690	Esprit Holdings Ltd	14,651,827

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
8,499,581	Hong Kong & China Gas	24,016,963
2,315,766	Link (REIT)	11,913,768
6,990,000	Pacific Basin Shipping Ltd	4,005,514
1,182,969	Power Assets Holdings Ltd	10,354,123
525,000	Sun Hung Kai Properties Ltd	6,967,527
1,181,000	Wharf Holdings Ltd (The)	10,487,894
1,951,400	Yue Yuen Industrial Holdings	5,635,797

	Total Hong Kong	100,036,680

	Ireland — 0.4%
903,065	C&C Group Plc	5,382,316
313,670	DCC Plc	11,851,472
155,047	Kerry Group Plc-Class A	8,813,826
113,463	Paddy Power Plc	9,566,841
689,114	Smurfit Kappa Group Plc	11,560,849

	Total Ireland	47,175,304

	Israel — 0.3%
1,526,219	Bank Hapoalim BM *	7,062,080
2,718,220	Bank Leumi Le-Israel *	9,488,914
4,271,080	Israel Discount Bank Ltd-Class A *	7,134,580
689,044	Partner Communications Co Ltd	4,158,129

	Total Israel	27,843,703

	Italy — 6.8%
21,587,978	A2A SPA	18,130,699
1,332,316	Assicurazioni Generali SPA	24,789,306
585,947	Azimut Holding SPA	11,100,316
43,744,376	Enel SPA	164,650,103
7,890,417	ENI SPA	179,440,087
295,057	Exor SPA	9,350,839
6,260,112	Fiat SPA *	49,062,522
5,304,560	Finmeccanica SPA *	29,294,722
25,262,672	Intesa Sanpaolo SPA	47,128,827
211,245	Italcementi SPA-Di RISP	724,769
12,007,673	Mediaset SPA *	37,277,754
2,045,564	Mediolanum SPA	13,581,859
13,436,864	Milano Assicurazioni SPA *	8,619,077
436,585	Recordati SPA	4,621,029
73,760,684	Telecom Italia SPA	57,098,234
40,374,376	Telecom Italia SPA-Di RISP	24,961,542
10,783,014	UniCredit SPA	60,516,300

	Total Italy	740,347,985

	Japan — 21.4%
9,558	Accordia Golf Co Ltd	10,107,884
2,277,600	Aeon Co Ltd	26,583,207
220,900	Alfresa Holdings Corp	11,478,751
744,900	Anritsu Corp	10,060,237
871,500	Astellas Pharma Inc	44,504,178
348,000	Bridgestone Corp	11,296,034
1,283,000	Calsonic Kansei Corp	5,545,264

Shares	Description	Value ($)
	Japan — continued
4,602,000	Cosmo Oil Co Ltd *	8,269,794
6,499,000	Daikyo Inc	19,378,508
629,900	Daito Trust Construction Co Ltd	58,625,035
543,000	Daiwa House Industry Co Ltd	10,261,592
2,440,000	Daiwa Securities Group Inc	19,958,620
995,000	Dena Co Ltd	20,980,622
3,304,000	DIC Corp	7,591,470
357,400	Electric Power Development Co Ltd	11,242,263
1,544,000	Fuji Heavy Industries Ltd	34,776,478
362,000	Fuji Oil Co Ltd	5,524,948
936,000	Gunze Ltd	2,254,882
1,197,000	Hanwa Co Ltd	4,388,299
19,270,500	Haseko Corp *	25,034,689
168,100	Hikari Tsushin Inc	9,273,050
118,300	Idemitsu Kosan Co Ltd	9,573,125
596,200	IT Holdings Corp	8,312,638
6,422,200	Itochu Corp	79,587,696
5,713	Japan Retail Fund Investment Corp (REIT)	10,845,794
2,085,200	JFE Holdings Inc	42,852,879
11,628,490	JX Holdings Inc	56,494,117
765,600	K’s Holdings Corp	21,180,574
1,056,100	Kao Corp	33,095,667
16,433,000	Kawasaki Kisen Kaisha Ltd	32,447,484
2,283,700	KDDI Corp	103,026,790
10,952,000	Kobe Steel Ltd *	14,449,333
228,500	Kohnan Shoji Co Ltd	2,668,663
3,352,600	Leopalace21 Corp *	15,156,841
6,313,000	Marubeni Corp	43,589,938
11,898,000	Mazda Motor Corp *	45,769,919
976,600	Medipal Holdings Corp	13,022,013
916,000	Mitsubishi Estate Co Ltd	22,567,486
2,708,000	Mitsubishi Heavy Industries Ltd	16,576,091
6,102,000	Mitsubishi Chemical Holdings Corp	28,877,321
4,309,800	Mitsubishi Corp	74,483,302
1,195,000	Mitsubishi Gas Chemical Co Inc	8,473,489
2,638,700	Mitsubishi UFJ Lease & Finance Co Ltd	11,962,013
5,730,000	Mitsui Chemicals Inc	12,795,863
7,144,000	Mitsui Engineer & Shipbuilding Co Ltd	11,600,619
693,000	Mitsui Fudosan Co Ltd	19,118,715
3,870,000	Mitsui & Co Ltd	48,467,425
4,967,000	Mitsui Mining & Smelting Co Ltd	11,307,987
8,117,000	Mitsui OSK Lines Ltd *	28,828,604
20,487,700	Mizuho Financial Group Inc	39,006,806
3,842,000	NEC Corp	8,933,979
800,600	Net One Systems Co Ltd	6,586,124
1,390,000	Nichirei Corp	6,875,446
233,800	Nintendo Co Ltd	23,089,197
463,000	Nippon Corp	5,990,626
4,990,600	Nippon Light Metal Co Ltd	5,604,305
656,000	Nippon Paper Industries Co Ltd *	8,021,002
12,813,000	Nippon Steel Corp	32,121,149

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,857,000	Nippon Telegraph & Telephone Corp	91,587,264
8,628,000	Nippon Yusen Kabushiki Kaisha	22,121,313
1,379,300	Nipro Corp	17,212,506
976,000	Nisshinbo Holdings Inc	7,071,681
299,900	Nitto Denko Corp	17,804,391
4,507,300	Nomura Holdings Inc	34,176,408
1,643,800	North Pacific Bank Ltd	5,400,547
31,556	NTT Docomo Inc	46,103,875
247	Obayashi Corp	1,192
121,700	Okinawa Electric Power Co	4,670,209
6,831	ORIX JREIT Inc (REIT)	7,353,539
286,160	Point Inc	12,725,908
13,588,000	Resona Holdings Inc	60,949,969
2,236,000	Ricoh Co Ltd	25,959,775
1,116,000	Round One Corp	6,885,017
174,800	Ryohin Keikaku Co Ltd	13,041,046
303,000	Sankyo Co Ltd	13,298,739
546,500	Sega Sammy Holdings Inc	12,984,240
473,000	Seino Holdings Co Ltd	3,616,586
3,814,700	Seven Bank Ltd	13,586,615
103,600	Shimamura Co Ltd	11,901,659
10,721,000	Shinsei Bank Ltd	25,035,511
2,188,200	Showa Shell Sekiyu KK	17,288,473
563,500	SoftBank Corp	28,166,657
11,723,800	Sojitz Corp	20,206,042
3,921,000	Sumitomo Light Metal Industries Ltd	4,092,508
5,597,000	Sumitomo Corp	69,977,877
959,200	Sumitomo Electric Industries Ltd	11,474,059
1,552,000	Sumitomo Metal Mining Co Ltd	19,502,412
791,800	Sumitomo Mitsui Financial Group Inc	31,260,086
3,968,000	Sumitomo Mitsui Trust Holdings Inc	16,256,878
463,000	Sumitomo Realty & Development Co Ltd	17,707,171
517,000	Suruga Bank Ltd	7,744,296
205,800	Suzuken Co Ltd	6,521,737
2,326,200	Takeda Pharmaceutical Co Ltd	103,102,651
2,739,000	Tokyo Tatemono Co Ltd	20,516,963
928,000	TonenGeneral Sekiyu KK	9,116,912
4,983,000	Tosoh Corp	16,271,125
1,008,900	Toyota Motor Corp	58,878,739
1,442,900	Toyota Tsusho Corp	38,180,403
1,798,500	UNY Co Ltd	11,847,799
973,690	Yamada Denki Co Ltd	36,728,134

	Total Japan	2,318,825,737

	Malta — 0.0%
15,984,486	BGP Holdings Plc *	—

	Netherlands — 1.2%
5,759,174	Aegon NV	39,293,728
337,397	CSM NV	7,068,414
5,751,683	ING Groep NV *	53,632,704

Shares	Description	Value ($)
	Netherlands — continued
721,791	Koninklijke Philips Electronics NV	20,438,255
1,829,397	Koninklijke BAM Groep NV	9,034,687

	Total Netherlands	129,467,788

	New Zealand — 0.3%
2,321,176	Chorus Ltd	4,580,671
1,610,230	Fletcher Building Ltd	10,653,839
12,023,887	Telecom Corp of New Zealand	22,001,184

	Total New Zealand	37,235,694

	Norway — 0.5%
2,877,725	DNB ASA	46,536,195
1,586,141	Golden Ocean Group Ltd *	1,741,483
251,907	TGS Nopec Geophysical Co ASA	8,793,238

	Total Norway	57,070,916

	Portugal — 0.3%
10,611,957	EDP-Energias de Portugal SA	34,222,286

	Singapore — 1.4%
4,979,000	CapitaCommercial Trust (REIT)	5,955,474
7,574,000	Ezra Holdings Ltd *	5,799,588
72,683,000	Golden Agri-Resources Ltd	33,000,595
2,439,000	Ho Bee Investment Ltd	3,864,702
16,006,000	Noble Group Ltd	13,074,836
2,271,100	SembCorp Industries Ltd	8,699,432
2,363,000	Singapore Technologies Engineering Ltd	7,630,466
16,658,000	Singapore Telecommunications	49,273,809
4,589,000	Swiber Holdings Ltd	2,744,530
839,000	United Overseas Bank Ltd	14,170,765
8,442,000	Yangzijiang Shipbuilding Holdings Ltd	5,858,352

	Total Singapore	150,072,549

	Spain — 8.2%
12,765,019	Banco Bilbao Vizcaya Argentaria SA	119,643,157
39,448,267	Banco Santander SA	282,143,402
3,044,231	Gas Natural SDG SA	62,891,744
360,065	Grifols SA *	13,184,480
15,048,788	Iberdrola SA	81,400,076
966,811	Indra Sistemas SA	12,657,169
4,101,672	Repsol YPF SA	93,329,755
16,343,616	Telefonica SA *	224,871,238

	Total Spain	890,121,021

	Sweden — 0.9%
991,992	Investor AB	28,476,766
1,299,056	Skandinaviska Enskilda Banken AB-Class A	13,522,507
353,392	Svenska Handelsbanken AB-A Shares	15,190,111
1,032,811	Swedbank AB-Class A	24,595,824
2,537,502	TeliaSonera AB	16,957,986

	Total Sweden	98,743,194

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Switzerland — 1.9%
915,916	Credit Suisse Group AG (Registered)	27,071,098
2,149,542	Novartis AG (Registered)	153,976,071
117,401	Roche Holding AG (Non Voting)	29,107,997

	Total Switzerland	210,155,166

	United Kingdom — 25.3%
311,757	Admiral Group Plc	6,286,064
1,167,742	Amlin Plc	7,362,217
1,306,766	Ashtead Group Plc	12,381,429
5,410,493	AstraZeneca Plc	276,823,837
5,085,483	Aviva Plc	25,556,286
13,993,598	BAE Systems Plc	85,543,402
3,247,901	Balfour Beatty Plc	11,384,432
46,033,019	Barclays Plc	220,504,507
2,899,152	Barratt Developments Plc *	13,986,665
2,226,509	BHP Billiton Plc	64,023,642
45,672,545	BP Plc	326,431,218
6,569,623	BT Group Plc	29,895,446
550,415	Bunzl Plc	10,712,860
769,126	Cape Plc	3,114,301
1,071,916	Catlin Group Ltd	8,152,885
2,778,751	Cobham Plc	11,994,575
3,667,139	Darty Plc	3,928,634
4,660,504	Debenhams Plc	6,617,332
1,346,691	Diageo Plc	39,781,114
20,801,063	Dixons Retail Plc *	12,963,415
1,753,963	Drax Group Plc	15,203,097
3,516,149	FirstGroup Plc	6,675,642
3,362,104	GlaxoSmithKline Plc	86,988,383
9,651,885	Home Retail Group Plc	22,823,078
2,681,806	HSBC Holdings Plc	29,422,202
940,557	Imperial Tobacco Group Plc	33,751,669
1,791,776	Inchcape Plc	14,823,854
340,120	InterContinental Hotels Group Plc	9,790,788
1,441,181	Intermediate Capital Group Plc	10,163,771
122,616	Jardine Lloyd Thompson Group Plc	1,644,636
352,635	JD Wetherspoon Plc	3,527,962
609,242	Lancashire Holdings Ltd	7,351,410
8,690,463	Legal & General Group Plc	23,411,443
101,289,811	Lloyds Banking Group Plc *	94,143,085
6,551,065	Man Group Plc	11,332,493
2,002,188	Marks & Spencer Group Plc	14,169,412
665,644	Micro Focus International Plc	6,902,110
1,173,976	National Express Group Plc	3,568,286
380,022	Next Plc	26,575,703
3,868,188	Old Mutual Plc	11,946,239
2,243,200	Prudential Plc	37,733,110
2,109,711	Punch Taverns Plc *	423,353
111,383	Reckitt Benckiser Group Plc	7,964,835
3,445,445	Rio Tinto Plc	147,157,601

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	7,720,571	Royal Bank of Scotland Group Plc *	38,985,934
	8,472,806	Royal Dutch Shell Plc A Shares (London)	281,982,550
	5,113,770	Royal Dutch Shell Plc B Shares (London)	176,286,662
	1,231,594	Scottish & Southern Energy Plc	28,908,917
	1,916,666	Spirit Pub Co Plc	1,955,562
	1,054,841	Standard Life Assurance Plc	6,240,264
	8,226,843	Tesco Plc	45,555,246
	9,894,626	Thomas Cook Group Plc *	21,322,091
	3,768,667	TUI Travel Plc	20,349,407
	94,012,541	Vodafone Group Plc	272,459,075
	3,335,957	William Hill Plc	22,296,614
	1,186,003	WPP Plc	20,190,591

		Total United Kingdom	2,741,471,336

		TOTAL COMMON STOCKS (COST $9,740,267,307)	10,360,723,565

		PREFERRED STOCKS — 0.6%

		Germany — 0.6%
	220,155	Henkel AG & Co KGaA, 1.27%	21,186,025
	508,231	Porsche Automobil Holding SE, 3.14%	41,915,867

		Total Germany	63,101,892

		TOTAL PREFERRED STOCKS (COST $43,981,522)	63,101,892

		RIGHTS/WARRANTS — 0.0%

		Italy — 0.0%
	256,035	Exor SPA Rights, Expires 06/05/13 *	—

	256,035	Exor SPA Preferred Rights, Expires 06/05/13 *	—

		TOTAL RIGHTS/WARRANTS (COST $0)	—

		MUTUAL FUNDS — 0.8%

		United States — 0.8%
		Affiliated Issuers
	3,532,301	GMO U.S. Treasury Fund	88,342,847

		TOTAL MUTUAL FUNDS (COST $88,312,206)	88,342,847

		SHORT-TERM INVESTMENTS — 2.3%

		Time Deposits — 2.3%
USD	55,519,919	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 06/03/13	55,519,919
USD	55,519,919	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/03/13	55,519,919
AUD	408,401	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.90%, due 06/03/13	390,860

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value		Description	Value ($)
CAD	176	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 06/03/13	170
GBP	928,748	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 06/03/13	1,411,140
NOK	155	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.48%, due 06/03/13	27
NZD	225	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.67%, due 06/03/13	179
SGD	119,501	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	94,546
EUR	3,160,600	Citibank (New York) Time Deposit, 0.00%, due 06/03/13 (a)	4,107,989
JPY	78,903,720	Citibank (New York) Time Deposit, 0.01%, due 06/03/13	785,463
USD	55,519,919	DBS Bank Ltd (Singapore) Time Deposit, 0.06%, due 06/03/13	55,519,919
USD	55,519,919	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	55,519,919
USD	16,723,288	STD Charter Bank (London) Time Deposit, 0.06%, due 06/03/13	16,723,288

		Total Time Deposits	245,593,338

		TOTAL SHORT-TERM INVESTMENTS (COST $245,593,338)	245,593,338

		TOTAL INVESTMENTS — 99.1% (Cost $10,118,154,373)	10,757,761,642
		Other Assets and Liabilities (net) — 0.9%	97,531,971

		TOTAL NET ASSETS — 100.0%	$10,855,293,613

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/20/2013	BCLY	CAD	5,915,500	USD	5,783,520	$79,876
06/20/2013	BOA	CAD	58,966,802	USD	57,646,693	791,712
06/20/2013	JPM	CAD	4,792,892	USD	4,684,113	62,872
06/20/2013	BBH	DKK	60,741,127	USD	10,692,731	101,204
06/20/2013	BBH	EUR	34,992,780	USD	45,931,523	446,008
06/20/2013	BCLY	EUR	14,165,746	USD	18,230,748	(182,657)
06/20/2013	BCLY	EUR	25,706,194	USD	33,780,767	366,460
06/20/2013	BNYM	EUR	25,062,201	USD	32,902,660	325,451
06/20/2013	BOA	EUR	35,637,795	USD	46,493,754	169,813
06/20/2013	DB	EUR	39,227,735	USD	51,261,366	271,027
06/20/2013	GS	EUR	21,206,000	USD	27,855,799	291,089
06/20/2013	JPM	EUR	30,145,551	USD	39,566,367	381,544
06/20/2013	MSCI	EUR	16,414,879	USD	21,547,598	210,647
06/20/2013	RBS	EUR	49,533,742	USD	65,064,007	677,360
06/20/2013	SSB	EUR	46,326,984	USD	60,623,919	405,590
06/20/2013	BBH	GBP	18,913,885	USD	28,938,433	203,971
06/20/2013	BCLY	GBP	11,220,276	USD	17,180,599	134,466
06/20/2013	BNYM	GBP	69,002,974	USD	105,623,197	792,099
06/20/2013	BOA	GBP	35,078,925	USD	53,713,832	421,024
06/20/2013	DB	GBP	11,333,982	USD	17,332,152	113,274
06/20/2013	JPM	GBP	17,597,128	USD	26,916,919	182,908
06/20/2013	MSCI	GBP	29,976,622	USD	45,883,537	342,279
06/20/2013	SSB	GBP	8,798,564	USD	13,459,295	92,290
06/20/2013	BCLY	JPY	819,174,094	USD	8,353,038	197,927
06/20/2013	BOA	JPY	1,116,133,702	USD	11,381,675	270,246
06/20/2013	MSCI	JPY	149,719,850	USD	1,527,186	36,683
06/20/2013	DB	NOK	188,036,216	USD	32,659,919	638,411
06/20/2013	BCLY	NZD	21,624,484	USD	17,712,831	544,956
06/20/2013	BOA	NZD	21,624,485	USD	17,778,138	610,262
06/20/2013	BNYM	SEK	193,269,516	USD	29,094,429	(74,220)
06/20/2013	BBH	USD	15,360,370	CHF	14,712,316	27,504
06/20/2013	BBH	USD	1,706,382	DKK	9,799,631	2,395
06/20/2013	BBH	USD	101,332,692	HKD	786,361,954	(23,851)
06/20/2013	BBH	USD	17,781,051	SEK	113,624,116	(632,656)
06/20/2013	BCLY	USD	20,201,133	CHF	18,697,765	(644,807)
06/20/2013	BCLY	USD	47,503,550	HKD	368,623,272	(12,956)
06/20/2013	BCLY	USD	45,668,967	SGD	56,610,066	(880,255)
06/20/2013	BNYM	USD	20,175,086	CHF	18,697,765	(618,759)
06/20/2013	BNYM	USD	41,093,123	HKD	318,881,416	(10,888)
06/20/2013	BNYM	USD	31,880,168	SEK	203,740,737	(1,131,180)
06/20/2013	BNYM	USD	30,016,103	SGD	37,083,695	(676,252)
06/20/2013	BOA	USD	12,219,389	CHF	11,311,452	(388,539)
06/20/2013	BOA	USD	60,401,883	HKD	468,714,654	(16,283)
06/20/2013	BOA	USD	8,809,641	SEK	56,281,581	(315,504)
06/20/2013	BOA	USD	184,588,823	SGD	228,049,523	(4,160,761)
06/20/2013	DB	USD	23,694,515	CHF	22,521,478	(138,898)
06/20/2013	DB	USD	21,905,643	HKD	169,991,948	(5,184)
06/20/2013	DB	USD	8,535,983	SEK	54,528,714	(306,393)
06/20/2013	DB	USD	21,419,315	SGD	26,478,557	(470,029)
06/20/2013	GS	USD	24,651,845	HKD	191,294,376	(6,946)
06/20/2013	JPM	USD	71,747,459	HKD	556,765,877	(18,015)
06/20/2013	JPM	USD	8,531,424	SEK	54,528,714	(301,833)

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/20/2013	JPM	USD	57,494,616	SGD	71,069,267	$(1,266,083)
06/20/2013	MSCI	USD	4,114,381	CHF	3,811,851	(127,498)
06/20/2013	MSCI	USD	42,235,057	HKD	327,749,187	(10,367)
06/20/2013	MSCI	USD	9,247,048	SEK	59,095,403	(328,243)
06/20/2013	RBS	USD	35,291,578	HKD	273,863,848	(9,062)
06/20/2013	SSB	USD	8,146,444	CHF	7,540,968	(259,211)
06/20/2013	SSB	USD	86,007,277	SGD	106,430,874	(1,801,372)

						$(5,627,354)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
2,195	FTSE/MIB	June 2013	$243,786,225	$19,026,056
135	MSCI	June 2013	7,852,155	(302,638)
2,572	TOPIX	June 2013	283,015,962	6,496,356

			$534,654,342	$25,219,774

Sales
1,658	FTSE 100	June 2013	$164,454,269	$(1,784,670)
4,556	OMXS 30	June 2013	83,023,985	1,284,936
547	S&P Toronto 60	June 2013	76,545,705	509,697

			$324,023,959	$9,963

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNYM - Bank of New York Mellon

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.0%

	Australia — 2.6%
1,122,573	Arrium Ltd	847,761
329,698	BlueScope Steel Ltd *	1,640,034
167,899	Boral Ltd	725,335
205,813	Downer Edi Ltd	725,265
30,900	Flight Centre Ltd	1,152,362
620,264	Goodman Fielder Ltd *	421,282
33,322	JB Hi–Fi Ltd	476,976
344,935	Myer Holdings Ltd	802,744
773,950	PaperlinX Ltd *	43,374
169,849	Primary Health Care Ltd	825,957
233,940	TABCORP Holdings Ltd	733,373

	Total Australia	8,394,463

	Austria — 0.3%
7,373	Flughafen Wien AG	444,345
1,761,602	Immofinanz AG (Entitlement Shares) *	—
8,845	RHI AG	309,418
10,055	Strabag SE	216,775

	Total Austria	970,538

	Belgium — 0.6%
14,416	Delhaize Group	919,273
9,628	GIMV NV	499,181
1,741	Tessenderlo Chemie NV *	18
10,531	ThromboGenics NV *	437,216

	Total Belgium	1,855,688

	Brazil — 0.4%
29,300	Companhia de Saneamento de Minas Gerais-Copasa MG *	581,677
88,800	Estacio Participacoes SA	687,414

	Total Brazil	1,269,091

	Canada — 2.2%
25,000	Artis Real Estate Investment Trust (REIT)	393,055
30,500	Davis & Henderson Income Corp	690,755
18,500	Dorel Industries Inc-Class B	736,074
12,900	Empire Co Ltd	836,152
43,400	Ensign Energy Services Inc	710,391
42,200	Parkland Fuel Corp	726,162
10,971	Quebecor Inc-Class B	489,634
69,000	RONA Inc	696,156
114,800	Sherritt International Corp	513,790
20,400	Superior Plus Corp	234,548
23,450	Torstar Corp-Class B	139,784
44,025	Transcontinental Inc	523,162
8,100	West Fraser Timber Co Ltd	601,670

	Total Canada	7,291,333

Shares	Description	Value ($)
	China — 0.3%
534,116	Jiangsu Future Land Co Ltd-Class B *	423,347
1,522,000	Shenzhen Investment Ltd	645,480

	Total China	1,068,827

	Czech Republic — 0.0%
3,256	Pegas Nonwovens SA	90,482

	Denmark — 0.3%
29,145	Pandora A/S	1,006,727

	Finland — 0.5%
46,191	Huhtamaki Oyj	873,905
38,083	Tieto Oyj	780,669

	Total Finland	1,654,574

	France — 3.8%
205,837	Air France–KLM *	1,980,747
21,032	Bouygues SA	558,668
17,471	Groupe Steria SCA	267,788
197,417	PagesJaunes Groupe *	470,520
166,402	Peugeot SA *	1,465,001
17,889	Plastic Omnium SA	947,648
26,102	Rallye SA	1,025,185
155,663	STMicroelectronics NV	1,451,197
61,686	Teleperformance	2,903,409
30,525	UbiSoft Entertainment SA *	399,050
7,664	Wendel	846,013

	Total France	12,315,226

	Germany — 5.8%
37,196	Aurubis AG	2,232,707
17,736	Bechtle AG	875,263
6,815	Bertrandt AG	736,905
121,594	Deutsche Lufthansa AG (Registered) *	2,608,779
34,631	Drillisch AG	562,997
30,934	Duerr AG	2,005,668
170,173	Freenet AG	3,636,398
19,793	Hannover Rueckversicherung AG (Registered)	1,490,085
37,547	Kloeckner & Co SE *	474,144
23,736	KUKA AG *	1,121,736
263,470	Premiere AG *	1,753,675
106,996	TUI AG *	1,302,340

	Total Germany	18,800,697

	Greece — 1.7%
111,009	Alapis Holding Industrial and Commercial SA *	5,915
166,225	Hellenic Telecommunications Organization SA *	1,454,869
294,857	Intralot SA	787,027
100,976	Jumbo SA	1,009,731
671,117	Marfin Investment Group Holdings SA *	279,060

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Greece — continued
72,972	Motor Oil (Hellas) Corinth Refineries SA	730,826
120,480	Public Power Corp SA *	1,201,968

	Total Greece	5,469,396

	Hong Kong — 1.5%
335,500	AAC Technologies Holdings Inc	1,912,874
110,000	Great Eagle Holdings Ltd	435,914
348,800	HKR International Ltd	182,458
318,000	Kowloon Development Co Ltd	406,966
119,000	Luk Fook Holdings International Ltd	309,348
462,000	Melco International Development Ltd	1,007,072
520,000	Texwinca Holdings Ltd	547,618

	Total Hong Kong	4,802,250

	India — 0.4%
81,002	Gitanjali Gems Ltd	823,018
435,747	Housing Development & Infrastructure Ltd *	322,091
275,905	Rain Commodities Ltd	188,640

	Total India	1,333,749

	Indonesia — 0.2%
42,939,000	Bakrie & Brothers Tbk PT *	219,188
3,726,500	Trada Maritime Tbk PT *	531,433

	Total Indonesia	750,621

	Ireland — 2.9%
66,111	DCC Plc	2,497,889
517,640	Fyffes Plc	436,177
102,273	Glanbia Plc	1,406,069
282,115	Smurfit Kappa Group Plc	4,732,873
427,401	Total Produce Ltd	351,923

	Total Ireland	9,424,931

	Israel — 0.3%
252,191	Africa Israel Investments Ltd *	592,931
167,499	Israel Discount Bank Ltd-Class A *	279,797

	Total Israel	872,728

	Italy — 5.4%
590,025	A2A SPA	495,534
57,830	Astaldi SPA	426,615
82,277	Autostrada Torino-Milano SPA	964,090
109,487	Azimut Holding SPA	2,074,147
51,313	Banca Generali SPA	1,110,841
63,850	Banca Popolare dell’Emilia Romagna Scrl *	534,211
61,866	Cementir SPA	189,679
11,354	Danieli & Co SPA	285,622
84,118	Danieli & Co SPA-RSP	1,375,969
229,241	Finmeccanica SPA *	1,265,996
132,989	Iren SPA	150,990
125,944	Italcementi SPA-Di RISP	432,106

Shares	Description	Value ($)
	Italy — continued
7,159	Italmobiliare SPA *	150,657
58,852	Lottomatica Group SPA	1,582,716
319,958	Mediolanum SPA	2,124,414
1,916,197	Milano Assicurazioni SPA *	1,229,145
135,642	Recordati SPA	1,435,701
10,614	Safilo Group SPA *	202,809
84,711	Societa Iniziative Autostradali e Servizi SPA	810,446
236,243	Unipol Gruppo Finanziario SPA	811,382

	Total Italy	17,653,070

	Japan — 29.6%
35,400	3-D Matrix Ltd *	2,261,341
1,589	Accordia Golf Co Ltd	1,680,417
246	Advance Residence Investment Corp (REIT)	508,883
22,900	Alpen Co Ltd	442,217
98,600	AOC Holdings Inc	314,706
117,100	Arnest One Corp	2,119,618
38,800	ASKUL Corp	596,037
809	BIC Camera Inc	327,662
29,600	Canon Marketing Japan Inc	402,400
63,800	Century Tokyo Leasing Corp	1,618,391
31,100	Chiba Kogyo Bank Ltd (The) *	229,527
15,700	Cocokara fine Inc	505,622
4,900	Cosmos Pharmaceutical Corp	495,020
230,600	Daiei Inc *	714,265
40,300	Daiichikosho Co Ltd	1,026,607
382,000	Daikyo Inc	1,139,035
138	Daiwahouse Residential Investment Corp (REIT)	529,682
212	Daiwa Office Investment Corp (REIT)	817,132
126,400	DCM Holdings Co Ltd	959,230
125	Dwango Co Ltd	640,724
143,200	Edion Corp	699,183
17,000	Fuji Soft Inc	366,277
117,200	Futaba Industrial Co Ltd *	559,484
38,800	Fuyo General Lease Co Ltd	1,426,416
70,800	GMO internet Inc	674,549
252,000	Godo Steel Ltd	406,739
85,000	Gulliver International Co Ltd	531,256
64	GungHo Online Entertainment Inc *	805,338
236,000	Gunze Ltd	568,539
2,900	Hajime Construction Co Ltd	161,171
290,000	Hanwa Co Ltd	1,063,164
139,400	Hazama Corp	306,636
287,500	Hitachi Zosen Corp	444,347
54,900	Hitachi Capital Corp	1,214,780
64,300	Hoosiers Holdings Co Ltd *	635,607
92	Industrial & Infrastructure Fund Investment Corp (REIT)	853,444
423,000	Ishihara Sangyo Kaisha Ltd *	335,830
95,300	IT Holdings Corp	1,328,739
52,500	Itochu Enex Co Ltd	280,575

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
21,500	Ito En Ltd	474,981
87,500	Izumi Co Ltd	2,095,931
67,300	J Trust Co Ltd	1,344,882
240,000	JACCS Co Ltd	1,244,729
14,000	Jafco Co Ltd	495,882
108	Japan Excellent Inc (REIT)	621,296
10,300	Jin Co Ltd	535,784
77,000	J–Oil Mills Inc	223,852
20,800	K’s Holdings Corp	575,439
15,400	Kaga Electronics Co Ltd	121,391
37,000	Kaken Pharmaceutical Co Ltd	539,772
72,000	Kamei Corp	594,843
10,000	Kanamoto Co Ltd	231,515
798,000	Kanematsu Corp *	948,868
247,000	Kawasaki Kisen Kaisha Ltd	487,709
215	Kenedix Realty Investment Corp (REIT)	826,263
28,000	Kewpie Corp	394,256
78,600	Kohnan Shoji Co Ltd	917,973
73,900	Kojima Co Ltd	205,541
11,500	Komeri Co Ltd	296,807
47,800	Konaka Co Ltd	487,427
134,000	Krosaki Harima Corp	266,762
237,000	Kurabo Industries Ltd	425,735
314,000	Kurimoto Ltd	798,263
25,400	Kyorin Co Ltd	560,033
107,000	Leopalace21 Corp *	483,739
368,000	Maruha Nichiro Holdings Inc	665,457
94,600	Matsui Securities Co Ltd	943,619
28,700	Matsumotokiyoshi Holdings Co Ltd	719,010
79,400	Misawa Homes Co Ltd	1,688,325
198,000	Mitsubishi Steel Manufacturing Co Ltd	431,664
668,000	Mitsui Engineer & Shipbuilding Co Ltd	1,084,716
260,000	Mitsui Mining & Smelting Co Ltd	591,922
2,617	Monex Group Inc	966,878
39,000	MonotaRO Co Ltd	1,061,023
205	Mori Hills REIT Investment Corp (REIT)	1,206,995
42,300	Mori Seiki Co Ltd	490,174
198,000	Morinaga Milk Industry Co Ltd	563,020
121	NanoCarrier Co Ltd *	462,159
116,000	Nichias Corp	742,552
139,000	Nichirei Corp	687,545
18,300	Nihon Kohden Corp	654,542
423,000	Nippon Coke & Engineering Co Ltd	464,520
641,600	Nippon Light Metal Co Ltd	720,499
91,000	Nippon Soda Co Ltd	428,417
29,000	Nippon Synthetic Chemical Industry Co Ltd	310,381
99,000	Nippon Flour Mills Co Ltd	469,721
77,900	Nipro Corp	972,127
83,000	Nissan Shatai Co Ltd	920,865
79,000	Nissan Tokyo Sales Holdings Co Ltd	252,374
130,200	Nissan Chemical Industries Ltd	1,583,326
24,100	Nissha Printing Co Ltd *	421,775

Shares	Description	Value ($)
	Japan — continued
190,000	NS United Kaiun Kaisha Ltd *	278,168
22,000	Okasan Securities Co Ltd	190,791
14,600	Okinawa Electric Power Co	560,272
695,500	Orient Corp *	1,995,576
964	ORIX JREIT Inc (REIT)	1,037,741
11,300	Osaka Steel Co Ltd	187,293
4,300	Pigeon Corp	344,583
12,900	PLENUS Co Ltd	209,550
7,720	Point Inc	343,318
16,300	Pola Orbis Holdings Inc	514,337
98,000	Press Kogyo Co Ltd	471,742
100,500	Round One Corp	620,022
218,000	Ryobi Ltd	629,727
9,400	Ryohin Keikaku Co Ltd	701,292
109,000	Seino Holdings Co Ltd	833,420
53,300	Shinko Electric Industries Co Ltd	589,496
237,000	ShinMaywa Industries Ltd	1,862,433
101,000	Showa Corp	1,244,423
77,200	Sodick Co Ltd	399,738
232,300	Sojitz Corp	400,370
25,300	Sumisho Computer Systems Corp	512,142
764,000	Sumitomo Light Metal Industries Ltd	797,418
75,000	Taihei Kogyo Co Ltd	271,143
54,600	Taiyo Yuden Co Ltd	815,369
93,500	Takara Leben Co Ltd	1,386,733
106,000	TOA Corp *	147,837
51,700	Toho Holdings Co Ltd	927,335
43,000	Tokyo Dome Corp	246,417
98,000	Tokyo Tatemono Co Ltd	734,086
102	Tokyu REIT Inc (REIT)	592,893
200,000	Topy Industries Ltd	395,952
102,000	Toshiba TEC Corp	520,144
208,000	Tosoh Corp	679,188
295,000	Toyo Tire & Rubber Co Ltd	1,620,199
25,700	TS Tech Co Ltd	805,134
17,600	Tsumura & Co	502,433
14,300	Tsuruha Holdings Inc	1,151,320
57,500	T–Gaia Corp	517,230
89,000	Uchida Yoko Co Ltd	224,177
100,000	Uniden Corp *	268,634
97,500	UNY Co Ltd	642,291
142,400	Wacom Co Ltd	1,759,277
22,400	Xebio Co Ltd	436,077
114,000	Yokohama Rubber Co Ltd	1,141,989

	Total Japan	96,203,579

	Mexico — 0.2%
209,500	Kimberly-Clark de Mexico SAB de CV-Series A	719,743

	Netherlands — 1.3%
104,150	Delta Lloyd NV	2,036,551
18,465	Koninklijke Ten Cate NV	454,597

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
183,602	Koninklijke BAM Groep NV	906,740
195,126	SNS REAAL NV * (a)	—
27,544	Tetragon Financial Group Ltd	302,518
248,802	TNT NV *	674,400

	Total Netherlands	4,374,806

	New Zealand — 0.1%
267,369	AMP NZ Office Ltd	231,444

	Norway — 0.7%
29,491	Cermaq ASA	546,279
14,975	Fred Olsen Energy ASA	628,678
34,267	TGS Nopec Geophysical Co ASA	1,196,148

	Total Norway	2,371,105

	Philippines — 0.1%
1,373,300	Lopez Holding Corp *	196,221

	Poland — 0.0%
37,884	MCI Management SA *	89,213

	Portugal — 0.4%
31,322	Portucel Empresa Produtora de Pasta e Papel SA	111,509
1,234,256	Sonae	1,232,779

	Total Portugal	1,344,288

	Russia — 0.1%
10,696,252	IDGC Holding JSC *	380,808

	Singapore — 3.5%
1,341,000	Asiasons Capital Ltd *	1,033,778
1,129,000	Ausgroup Ltd	351,733
1,219,000	China Minzhong Food Corp Ltd *	984,879
248,000	Ezion Holdings Ltd	444,559
412,000	Ho Bee Investment Ltd	652,832
157,000	Hong Leong Asia Ltd	210,734
1,430,000	Jaya Holdings Ltd	687,958
287,000	Mapletree Commercial Trust (REIT)	302,561
786,000	Mapletree Industrial Trust (REIT)	865,363
857,791	Mapletree Logistics Trust (REIT)	820,191
1,419,000	Suntec Real Estate Investment Trust (REIT)	1,934,011
1,015,000	Swiber Holdings Ltd	607,038
1,408,000	Vard Holdings Ltd	1,240,090
133,000	Wheelock Properties Ltd	204,144
588,676	Wing Tai Holdings Ltd	981,984

	Total Singapore	11,321,855

	South Africa — 0.1%
76,176	Basil Read Holdings Ltd *	68,551
56,841	Stefanutti Stocks Holdings Ltd	53,590
130,358	Super Group Ltd *	315,509

	Total South Africa	437,650

Shares	Description	Value ($)
	South Korea — 1.3%
1,255	Dongwon Industries Co Ltd	403,315
5,919	KCC Engineering & Construction Co	122,735
7,210	KISCO Corp	170,860
5,085	KISWIRE Ltd	154,191
10,411	Kolon Corp	210,976
9,191	Kolon Industries Inc	410,191
338	Namyang Dairy Products Co Ltd	284,703
2,305	Nong Shim Holdings Co Ltd	150,832
41,665	Partron Co Ltd	913,034
1,341	SeAH Holdings Corp	133,566
3,372	SeAH Steel Corp	360,018
4,180	Silla Co Ltd	106,647
4,846	SK Gas Co Ltd	350,268
319	Taekwang Industrial Co Ltd	294,229

	Total South Korea	4,065,565

	Spain — 2.9%
32,259	ACS Actividades de Construccion y Servicios SA	901,974
140,574	Bankinter SA	520,332
14,751	Corp Financiera Alba SA	687,946
260,148	Distribuidora Internacional de Alimentacion SA	2,038,873
100,568	Enagas	2,514,040
139,493	Indra Sistemas SA	1,826,196
22,791	Obrascon Huarte Lain SA	836,459

	Total Spain	9,325,820

	Sweden — 0.6%
7,414	Axfood AB	312,088
48,921	D Carnegie & Co AB * (a)	5,540
10,524	Hexpol AB	647,887
24,108	NCC AB-Class B	575,691
25,816	SAAB AB-Class B	532,371
63,065	Vostok Gas Ltd SDR * (a)	2,095

	Total Sweden	2,075,672

	Switzerland — 2.4%
16,864	Actelion Ltd (Registered)	1,007,322
5,062	Baloise Holding Ltd	495,482
14,879	GAM Holding AG	259,149
13,096	Lonza Group AG (Registered)	971,797
30,420	Swiss Life Holding AG (Registered)	5,043,002

	Total Switzerland	7,776,752

	Taiwan — 0.6%
506,000	Chipbond Technology Corp	1,341,595
126,000	L&K Engineering Co Ltd	122,722
460,000	Long Bon International Co Ltd *	336,146
430,000	ProMOS Technologies Inc * (a) (b)	—

	Total Taiwan	1,800,463

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Thailand — 0.4%
2,087,700	Jasmine International Pcl (Foreign Registered)	621,664
5,409,974	Sansiri Pcl (Foreign Registered)	715,855

	Total Thailand	1,337,519

	Turkey — 0.4%
173,828	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	422,125
963,229	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS-Class D	828,073

	Total Turkey	1,250,198

	United Kingdom — 21.1%
188,482	3i Group Plc	968,316
280,927	Aberdeen Asset Management Plc	1,974,298
93,069	Alent Plc	520,881
209,059	Amlin Plc	1,318,046
361,865	Ashtead Group Plc	3,428,621
79,782	Atkins WS Plc	1,061,057
513,507	Balfour Beatty Plc	1,799,927
46,319	Beazley Plc	165,212
94,163	Cape Plc	381,280
178,557	Carillion Plc	692,445
222,043	Catlin Group Ltd	1,688,837
241,994	Cobham Plc	1,044,576
128,673	Dairy Crest Group Plc	945,080
492,095	Darty Plc	527,185
1,183,761	Debenhams Plc	1,680,792
2,275,640	Dixons Retail Plc *	1,418,200
48,643	Drax Group Plc	421,630
294,565	DS Smith Plc	1,072,095
137,966	easyJet Plc	2,628,952
554,294	Enterprise Inns Plc *	945,008
453,891	FirstGroup Plc	861,742
31,617	Go–Ahead Group Plc	739,133
122,898	Greene King Plc	1,422,435
206,882	Halfords Group Plc	1,017,333
38,137	Hargreaves Lansdown Plc	555,713
155,544	Henderson Group Plc	390,868
942,201	Home Retail Group Plc	2,227,951
153,193	Howden Joinery Group Plc	542,753
344,273	Inchcape Plc	2,848,265
54,325	Inmarsat Plc	502,840
405,329	Intermediate Capital Group Plc	2,858,538
77,063	Interserve Plc	568,836
559,893	ITV Plc	1,108,766
61,577	John Wood Group Plc	790,792
747,980	Johnston Press Plc *	194,821
68,528	Jupiter Fund Management Plc	336,610
276,982	Ladbrokes Plc	865,952
53,603	Lancashire Holdings Ltd	646,800
357,893	Man Group Plc	619,108
602,469	Marston’s Plc	1,303,158

Shares	Description	Value ($)
	United Kingdom — continued
89,504	Mcbride Plc	140,406
147,252	Micro Focus International Plc	1,526,866
107,608	Mitie Group Plc	423,279
94,068	Mondi Plc	1,238,221
363,026	National Express Group Plc	1,103,413
329,482	Pace Plc	1,260,074
24,366	Phoenix Group Holdings	239,941
120,005	Playtech Ltd	1,214,576
548,773	Premier Foods Plc *	600,492
1,049,304	Punch Taverns Plc *	210,562
319,115	Qinetiq Group Plc	897,025
160,608	Resolution Ltd	700,574
238,443	SIG Plc	633,020
575,040	Spirit Pub Co Plc	586,710
110,141	Stagecoach Group Plc	492,507
1,803,386	Thomas Cook Group Plc *	3,886,146
345,801	Trinity Mirror Plc *	640,396
476,994	TUI Travel Plc	2,575,591
209,148	Tullett Prebon Plc	929,606
50,264	United Business Media Ltd	552,443
148,173	Vesuvius Plc	851,782
171,083	WH Smith Plc	1,955,795
124,420	William Hill Plc	831,589

	Total United Kingdom	68,575,866

	TOTAL COMMON STOCKS (COST $273,586,705)	308,902,958

	PREFERRED STOCKS — 1.5%

	Brazil — 0.3%
106,300	Eletropaulo Metropolitana SA, 0.05%	361,811
68,600	Metalurgica Gerdau SA, 0.49%	526,879

	Total Brazil	888,690

	Germany — 0.7%
5,006	Biotest AG 1.15%	358,497
10,233	Fuchs Petrolub AG 1.97%	875,520
20,378	Jungheinrich AG 2.36%	952,609

	Total Germany	2,186,626

	Russia — 0.5%
857	Transneft *	1,807,318

	TOTAL PREFERRED STOCKS (COST $4,955,562)	4,882,634

	RIGHTS/WARRANTS — 0.1%

	Greece — 0.0%
671,117	Marfin Investment Group Holdings SA, A Rights, Expires 06/27/13 *	872
671,117	Marfin Investment Group Holdings SA, B Rights, Expires 06/27/13 *	872

	Total Greece	1,744

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value		Description	Value ($)
		Japan — 0.1%
	67,300	J Trust Co Ltd Rights, Expires 07/30/13 *	174,188

		Malaysia — 0.0%
	11,833	Coastal Contracts Warrants, Expires 07/18/16 *	1,566

		TOTAL RIGHTS/WARRANTS (COST $95,829)	177,498

		MUTUAL FUNDS — 0.1%

		United States — 0.1%
		Affiliated Issuers
	21,467	GMO U.S. Treasury Fund	536,887

		TOTAL MUTUAL FUNDS (COST $536,887)	536,887

		SHORT-TERM INVESTMENTS — 2.1%

		Time Deposits — 2.1%
USD	1,530,441	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 06/03/13	1,530,441
USD	1,652,708	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/03/13	1,652,708
CAD	5,408	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 06/03/13	5,216
CHF	756	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 06/03/13 (c)	790
DKK	58	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.10)%, due 06/03/13	10
GBP	97,687	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 06/03/13	148,425
NOK	22,123	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.48%, due 06/03/13	3,770
SEK	53,679	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.10%, due 06/03/13	8,105
SGD	57,720	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	45,666
ZAR	203,647	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 06/03/13	20,239
EUR	59,566	Citibank (New York) Time Deposit, 0.00%, due 06/03/13	77,422
JPY	3,200,696	Citibank (New York) Time Deposit, 0.01%, due 06/03/13	31,875
USD	1,652,708	DBS Bank Ltd (Singapore) Time Deposit, 0.06%, due 06/03/13	1,652,708

Par Value		Description	Value ($)
		Time Deposits — continued
USD	1,652,708	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	1,652,708

		Total Time Deposits	6,830,083

		TOTAL SHORT-TERM INVESTMENTS (COST $6,830,083)	6,830,083

		TOTAL INVESTMENTS — 98.8% (Cost $286,005,066)	321,330,060
		Other Assets and Liabilities (net) — 1.2%	3,917,984

		TOTAL NET ASSETS — 100.0%	$325,248,044

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/20/2013	BOA	CAD	1,649,161	USD	1,612,241	$22,142
06/20/2013	DB	CAD	743,049	USD	724,933	8,495
06/20/2013	JPM	CAD	2,489,547	USD	2,433,044	32,657
06/20/2013	RBS	CAD	1,404,263	USD	1,371,420	17,449
06/20/2013	BBH	CHF	256,002	USD	276,172	8,415
06/20/2013	DB	CHF	433,013	USD	452,065	(831)
06/20/2013	MSCI	CHF	433,012	USD	449,126	(3,769)
06/20/2013	RBS	CHF	167,038	USD	180,447	5,739
06/20/2013	BCLY	EUR	287,906	USD	370,524	(3,712)
06/20/2013	BOA	EUR	287,906	USD	371,495	(2,741)
06/20/2013	DB	EUR	287,902	USD	372,534	(1,697)
06/20/2013	JPM	EUR	638,296	USD	837,771	8,079
06/20/2013	MSCI	EUR	1,264,966	USD	1,660,504	16,233
06/20/2013	SSB	EUR	1,484,706	USD	1,945,567	15,666
06/20/2013	BBH	JPY	103,221,387	USD	1,052,646	25,047
06/20/2013	BCLY	JPY	67,968,422	USD	693,067	16,422
06/20/2013	BNYM	JPY	214,088,358	USD	2,184,174	52,863
06/20/2013	BOA	JPY	193,974,162	USD	1,978,034	46,966
06/20/2013	JPM	JPY	9,434,845	USD	96,209	2,282
06/20/2013	MSCI	JPY	218,921,078	USD	2,233,059	53,638
06/20/2013	SSB	JPY	132,893,083	USD	1,357,319	34,331
06/20/2013	BBH	NOK	5,472,060	USD	952,209	20,348
06/20/2013	DB	NOK	5,298,888	USD	920,361	17,991
06/20/2013	MSCI	NOK	5,843,353	USD	1,016,667	21,577
06/20/2013	BBH	USD	628,378	GBP	410,702	(4,429)
06/20/2013	BBH	USD	1,599,201	HKD	12,410,118	(376)
06/20/2013	BCLY	USD	495,450	HKD	3,844,668	(133)
06/20/2013	BCLY	USD	176,877	SGD	218,528	(3,982)
06/20/2013	BNYM	USD	1,311,289	GBP	856,657	(9,834)
06/20/2013	BNYM	USD	3,439,682	HKD	26,692,142	(872)
06/20/2013	BNYM	USD	454,341	JPY	46,453,934	8,121
06/20/2013	BNYM	USD	1,538,351	SEK	9,831,338	(54,584)
06/20/2013	BNYM	USD	332,896	SGD	411,280	(7,500)

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/20/2013	BOA	USD	3,312,538	HKD	25,704,665	$(946)
06/20/2013	BOA	USD	348,442	SEK	2,226,068	(12,479)
06/20/2013	BOA	USD	5,122,259	SGD	6,328,274	(115,459)
06/20/2013	DB	USD	339,484	GBP	221,998	(2,219)
06/20/2013	DB	USD	1,428,730	SGD	1,766,196	(31,352)
06/20/2013	JPM	USD	1,660,416	HKD	12,884,956	(417)
06/20/2013	JPM	USD	650,135	SGD	803,634	(14,316)
06/20/2013	MSCI	USD	687,351	GBP	449,060	(5,127)
06/20/2013	MSCI	USD	1,684,264	HKD	13,069,903	(437)
06/20/2013	MSCI	USD	456,360	JPY	46,453,933	6,103
06/20/2013	MSCI	USD	1,199,629	NOK	6,967,081	(13,175)
06/20/2013	RBS	USD	863,709	SEK	5,510,592	(32,038)
06/20/2013	SSB	USD	634,316	GBP	414,663	(4,349)
06/20/2013	SSB	USD	1,295,260	HKD	10,051,191	(342)

						$113,448

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
120	CAC 40	June 2013	$6,114,316	$(26,873)
88	FTSE/MIB	June 2013	9,773,662	488,196
27	IBEX 35	June 2013	2,905,099	(73,811)
30	TOPIX	June 2013	3,301,119	85,557

			$22,094,196	$473,069

Sales
94	OMXS 30	June 2013	$1,712,962	$21,761
43	S&P Toronto 60	June 2013	6,017,304	(1,208)
54	SPI 200	June 2013	6,310,996	322,897

			$14,041,262	$343,450

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	Bankrupt issuer.

(c)	Rate rounds to 0.00%.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNYM - Bank of New York Mellon

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.9%

	Australia — 0.5%
285,998	Incitec Pivot Ltd	789,225

	Austria — 0.9%
31,007	OMV AG	1,430,317

	Belgium — 0.1%
42,544	Nyrstar	218,492

	Brazil — 2.0%
121,400	Petroleo Brasileiro SA (Petrobras)	1,072,410
157,700	Vale SA	2,253,068

	Total Brazil	3,325,478

	Canada — 5.9%
33,400	Agrium Inc	3,088,232
21,700	Calfrac Well Services Ltd	581,876
16,800	Canyon Services Group Inc	189,106
12,100	Encana Corp	230,737
31,500	Ensign Energy Services Inc	515,607
13,400	First Quantum Minerals Ltd	239,888
20,400	Pacific Rubiales Energy Corp	430,924
51,400	Petrominerales Ltd	303,417
78,700	Precision Drilling Corp	676,361
32,600	Savanna Energy Services Corp	226,085
108,500	Sherritt International Corp	485,594
51,700	Talisman Energy Inc	604,891
43,500	Teck Resources Ltd-Class B	1,161,818
14,500	Total Energy Services Inc	205,594
36,900	Trican Well Service Ltd	517,152
55,500	Trinidad Drilling Ltd	392,395

	Total Canada	9,849,677

	China — 2.6%
1,932,000	Asian Citrus Holdings Ltd	826,225
268,000	China Oilfield Services Ltd-Class H	563,474
1,048,000	CNOOC Ltd	1,833,133
496,000	First Tractor Co Ltd-Class H *	350,986
1,828,000	Minmetals Resources Ltd *	499,266
1,430,000	Sinofert Holdings Ltd	327,201

	Total China	4,400,285

	Czech Republic — 0.9%
52,345	CEZ AS	1,450,275

	Denmark — 1.2%
7,719	Auriga Industries - Class B *	229,104
116,018	Vestas Wind Systems A/S *	1,688,772

	Total Denmark	1,917,876

Shares	Description	Value ($)
	France — 4.6%
104,954	Electricite de France SA	2,381,628
105,553	Total SA	5,275,893

	Total France	7,657,521

	Germany — 0.9%
14,127	Aurubis AG	847,980
17,248	K+S AG	726,741

	Total Germany	1,574,721

	Greece — 0.3%
79,838	Mytilineos Holdings SA *	469,598

	Hungary — 0.4%
9,812	MOL Hungarian Oil and Gas Plc	711,680

	Israel — 1.2%
143,878	Israel Chemicals Ltd	1,600,222
564	Israel Corp Ltd (The) *	347,760

	Total Israel	1,947,982

	Italy — 2.8%
113,812	ENI SPA	2,588,258
182,380	Fiat Industrial SPA	2,097,630

	Total Italy	4,685,888

	Japan — 11.9%
136	INPEX Corp	578,951
278,700	Itochu Corp	3,453,815
16,000	Kubota Corp	231,745
12,100	Kurita Water Industries Ltd	262,843
390,000	Marubeni Corp	2,692,868
190,000	Mitsubishi Materials Corp	602,137
188,400	Mitsubishi Corp	3,255,987
249,900	Mitsui & Co Ltd	3,129,718
244,000	Mitsui Mining & Smelting Co Ltd	555,496
58,000	Nihon Nohyaku Co Ltd	558,967
296,500	Nippon Coke & Engineering Co Ltd	325,603
44,000	Nittetsu Mining Co Ltd	181,328
36,700	Shinko Plantech Co Ltd	265,136
221,200	Sumitomo Corp	2,765,608
70,000	Sumitomo Metal Mining Co Ltd	879,619

	Total Japan	19,739,821

	Netherlands — 0.6%
3,695	Fugro NV	219,661
40,615	SBM Offshore NV *	743,233

	Total Netherlands	962,894

	Norway — 6.9%
167,722	Austevoll Seafood ASA	998,418
50,007	Cermaq ASA	926,309
16,368	Fred Olsen Energy ASA	687,159

Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Norway — continued
850,280	Marine Harvest ASA	883,547
153,242	Morpol ASA *	298,346
17,739	Petroleum Geo–Services ASA	263,443
226,427	Polarcus Ltd *	226,668
49,955	ProSafe SE	466,526
56,735	Salmar ASA *	574,367
80,298	Songa Offshore SE *	74,998
83,482	Statoil ASA	1,884,988
20,236	TGS Nopec Geophysical Co ASA	706,372
76,799	Yara International ASA	3,429,397

	Total Norway	11,420,538

	Poland — 1.5%
21,379	Jastrzebska Spolka Weglowa SA	518,198
43,538	KGHM Polska Miedz SA	1,945,095

	Total Poland	2,463,293

	Russia — 6.4%
494,699	Gazprom OAO Sponsored ADR *	3,689,142
53,865	Lukoil OAO Sponsored ADR	3,151,937
60,762	Phosagro OAO GDR	791,819
246,452	Rosneft OJSC GDR (Registered)	1,617,957
31,285	Tatneft Sponsored ADR *	1,074,422
32,224	TMK OAO GDR (Registered)	350,640

	Total Russia	10,675,917

	Singapore — 1.6%
296,000	Ezra Holdings Ltd *	226,654
3,940,000	Golden Agri-Resources Ltd	1,788,896
422,000	Indofood Agri Resources Ltd	334,667
556,000	Swiber Holdings Ltd	332,526

	Total Singapore	2,682,743

	South Africa — 0.4%
25,606	Palabora Mining Co Ltd *	273,339
8,345	Sasol Ltd	372,176

	Total South Africa	645,515

	South Korea — 0.1%
9,960	Poongsan Corp	236,414

	Spain — 3.8%
94,078	Endesa SA	2,108,851
511,153	Iberdrola SA	2,764,867
67,254	Repsol YPF SA	1,530,302

	Total Spain	6,404,020

	Sweden — 0.6%
66,453	Boliden AB	946,984

	Taiwan — 0.2%
739,000	Sinon Corp	373,918

Shares	Description	Value ($)
	Thailand — 0.5%
74,264	PTT Exploration & Production Pcl (Foreign Registered)	371,309
42,400	PTT Pcl (Foreign Registered)	454,455

	Total Thailand	825,764

	Turkey — 0.6%
71,315	Gubre Fabrikalari TAS *	562,612
215,899	Koza Anadolu Metal Madencilik Isletmeleri AS *	473,269

	Total Turkey	1,035,881

	United Kingdom — 16.6%
358,030	Amerisur Resources Plc *	248,600
98,813	Anglo American Plc	2,264,035
127,553	BHP Billiton Plc	3,667,808
803,207	BP Plc	5,740,688
4,300	Ensco Plc - Class A	258,731
180,310	Eurasian Natural Resources Corp Plc	652,520
493,490	Glencore International Plc	2,400,003
124,465	Kazakhmys Plc	613,602
137,092	Rio Tinto Plc	5,855,305
104,188	Royal Dutch Shell Plc-A Shares (London)	3,467,470
68,949	Royal Dutch Shell Plc-B Shares (London)	2,376,874

	Total United Kingdom	27,545,636

	United States — 18.9%
37,000	AGCO Corp.	2,052,390
24,900	Apache Corp.	2,045,037
5,300	Atwood Oceanics, Inc. *	278,303
21,800	Baker Hughes, Inc.	991,464
25,300	Basic Energy Services, Inc. *	337,755
4,600	Berry Petroleum Co. - Class A	199,226
27,400	C&J Energy Services, Inc. *	509,640
25,600	Chevron Corp.	3,142,400
77,800	Chiquita Brands International, Inc. *	785,780
5,500	Cimarex Energy Co.	385,770
47,500	ConocoPhillips	2,913,650
20,800	Deere & Co.	1,811,888
13,200	Devon Energy Corp.	750,420
62,500	Dole Food Co., Inc. *	591,875
23,700	Exxon Mobil Corp.	2,144,139
83,700	Freeport–McMoRan Copper & Gold, Inc.	2,598,885
21,800	Helix Energy Solutions Group, Inc. *	520,148
21,200	Hess Corp.	1,429,092
4,800	Joy Global, Inc.	259,584
45,600	Kodiak Oil & Gas Corp *	400,368
49,300	Marathon Oil Corp.	1,695,427
13,000	Mosaic Co. (The)	790,660
23,500	Newfield Exploration Co. *	559,065
17,600	Noble Corp.	682,000
3,800	Oil States International, Inc. *	374,300
79,700	Parker Drilling Co. *	355,462

Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value		Description	Value ($)
		United States — continued
	37,800	Pioneer Energy Services Corp. *	263,844
	16,600	RPC, Inc.	208,994
	17,400	Stone Energy Corp. *	391,674
	22,400	Superior Energy Services, Inc. *	597,632
	14,500	Unit Corp. *	654,965
	43,600	Weatherford International Ltd. *	588,164
	4,900	Whiting Petroleum Corp. *	225,743

		Total United States	31,535,744

		TOTAL COMMON STOCKS (COST $163,689,199)	157,924,097

		PREFERRED STOCKS — 2.6%

		Brazil — 2.6%
	162,800	Petroleo Brasileiro SA (Petrobras) 3.88%	1,519,456
	210,387	Vale SA 0.35%	2,841,767

		Total Brazil	4,361,223

		TOTAL PREFERRED STOCKS (COST $5,125,134)	4,361,223

		MUTUAL FUNDS — 1.5%

		United States — 1.5%
		Affiliated Issuers
	99,297	GMO U.S. Treasury Fund	2,483,417

		TOTAL MUTUAL FUNDS (COST $2,483,153)	2,483,417

		SHORT-TERM INVESTMENTS — 0.6%

		Time Deposits — 0.6%
JPY	3,097,598	Australia and New Zealand Banking Group Ltd. (ANZ) Time Deposit, 0.01%, due 06/03/13	30,848
CAD	5,421	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 06/03/13	5,229
GBP	5,555	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 06/03/13	8,441
SGD	3,290	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	2,603
NOK	1,202,033	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.48%, due 06/03/13	204,823
USD	694,728	Sumitomo (Tokyo) Time Deposit, 0.06%, due 06/03/13	694,728

		Total Time Deposits	946,672

		TOTAL SHORT-TERM INVESTMENTS (COST $946,672)	946,672

		TOTAL INVESTMENTS — 99.6% (Cost $172,244,158)	165,715,409
		Other Assets and Liabilities (net) — 0.4%	727,760

		TOTAL NET ASSETS — 100.0%	$166,443,169

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

*	Non-income producing security.

Currency Abbreviations:

CAD - Canadian Dollar

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - United States Dollar

Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 38.8%

	Affiliated Issuers
11,130,121	GMO U.S. Treasury Fund	278,364,329

	TOTAL MUTUAL FUNDS (COST $278,323,000)	278,364,329

	SHORT-TERM INVESTMENTS — 8.6%

	Money Market Fund
61,311,402	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	61,311,402

	TOTAL SHORT-TERM INVESTMENTS (COST $61,311,402)	61,311,402

	TOTAL INVESTMENTS — 47.4% (Cost $339,634,402)	339,675,731
	Other Assets and Liabilities (net) — 52.6%	377,464,476

	TOTAL NET ASSETS — 100.0%	$717,140,207

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Written Options

Number of Contracts		Expiration Date	Descriptions	Premiums	Market Value
Put	5,149	06/21/13	EUR Euro STOXX 50, Strike 2,825	$3,893,247	$(5,855,203)
Put	6	06/21/13	GBP FTSE 100, Strike 6,700	9,063	(18,190)
Put	572	06/21/13	GBP FTSE 100, Strike 6,725	855,106	(1,883,869)
Put	18	06/21/13	GBP FTSE 100, Strike 6,600	28,455	(35,208)
Put	235	06/27/13	HKD Hang Seng, Strike 22,600	778,904	(1,076,594)
Put	834	06/14/13	JPY Nikkei 225, Strike 14,250	3,105,981	(8,675,900)
Put	11	06/14/13	JPY Nikkei 225, Strike 15,250	41,900	(208,635)
Put	98	06/14/13	JPY Nikkei 225, Strike 15,000	339,450	(1,605,713)
Put	1,419	06/22/13	USD S&P 500, Strike 1,650	2,807,268	(4,682,700)
Put	65	06/22/13	USD S&P 500, Strike 1,625	161,002	(130,000)
Put	225	06/20/13	AUD SPI 200, Strike 5,175	106,280	(665,723)
Put	706	06/20/13	AUD SPI 200, Strike 5,200	497,707	(2,257,805)
Put	4,709	06/21/13	CAD S&P/TSX 60, Strike 715	391,216	(352,011)

				$13,015,579	$(27,447,551)

As of May 31, 2013 for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

USD - United States Dollar

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%

	Australia — 4.1%
511,758	Arrium Ltd	386,477
17,109	BHP Billiton Ltd	558,552
155,094	BlueScope Steel Ltd *	771,492
11,506	Commonwealth Bank of Australia	730,997
57,563	CSL Ltd	3,275,367
507,912	Goodman Fielder Ltd *	344,972
54,055	Goodman Group (REIT)	263,817
28,954	JB Hi–Fi Ltd	414,452
26,449	Macquarie Group Ltd	1,078,498
444,427	Mirvac Group (REIT)	708,397
136,145	Myer Holdings Ltd	316,841
187,538	QBE Insurance Group Ltd	2,841,758
7,458	Rio Tinto Ltd	386,351
321,721	Stockland (REIT)	1,115,716
84,675	TABCORP Holdings Ltd	265,446
201,890	Tatts Group Ltd	617,480
532,985	Telstra Corp Ltd	2,409,956
124,964	Westpac Banking Corp	3,367,891

	Total Australia	19,854,460

	Austria — 0.8%
8,935	Andritz AG	486,524
15,314	Erste Group Bank AG	491,859
88,088	Immofinanz AG (Entitlement Shares) *	—
31,365	OMV AG	1,446,831
11,960	Raiffeisen Bank International AG	405,562
27,079	Voestalpine AG	897,407

	Total Austria	3,728,183

	Belgium — 1.6%
41,633	Ageas	1,526,349
34,531	Anheuser-Busch InBev NV	3,179,799
10,700	Belgacom SA	239,743
26,132	Delhaize Group	1,666,374
32,336	KBC Groep NV	1,281,815

	Total Belgium	7,894,080

	Canada — 1.3%
9,300	Alimentation Couche Tard Inc	520,280
7,400	Canadian Tire Corp Ltd	594,570
1,900	Canadian National Railway Co	192,813
2,800	Canadian Pacific Railway Ltd	372,271
35,400	First Quantum Minerals Ltd	633,734
16,100	Husky Energy Inc	454,853
13,800	Magna International Inc-Class A	920,311
10,100	Metro Inc-Class A	676,191
79,700	Research In Motion Ltd *	1,110,841
5,500	Royal Bank of Canada	326,419
22,000	Sun Life Financial Inc	644,244

	Total Canada	6,446,527

Shares	Description	Value ($)
	Denmark — 0.6%
8,694	Coloplast A/S	495,839
15,855	Novo-Nordisk A/S-Class B	2,569,743

	Total Denmark	3,065,582

	Finland — 0.6%
6,389	Kone Oyj-Class B	561,253
567,835	Nokia Oyj *	1,899,580
6,690	Sampo Oyj-Class A	271,145

	Total Finland	2,731,978

	France — 12.7%
126,818	Air France–KLM *	1,220,356
100,639	AXA	2,031,872
67,073	BNP Paribas	3,925,088
54,003	Bouygues SA	1,434,469
3,456	Bureau Veritas SA	399,437
30,147	Carrefour SA	882,629
8,637	Compagnie Generale des Etablissements Michelin-Class B	753,753
58,961	Credit Agricole SA *	552,813
12,581	Dassault Systemes SA	1,576,946
4,455	Essilor International SA	490,160
1,613	Esso SAF	104,545
14,107	European Aeronautic Defense and Space Co NV	812,289
91,494	France Telecom SA	927,897
79,975	GDF Suez	1,631,026
16,002	GDF Suez VVPR Strip *	21
2,603	L’Oreal SA	438,791
13,548	Lafarge SA	966,117
9,585	Lagardere SCA	246,546
4,045	NYSE Euronext	164,940
38,936	PagesJaunes Groupe *	92,799
144,914	Peugeot SA *	1,275,821
2,330	Remy Cointreau SA	268,839
60,370	Renault SA	4,659,375
120,323	Sanofi	12,829,830
80,277	Societe Generale	3,201,621
74,959	STMicroelectronics NV	698,819
364,238	Total SA	18,205,837
1,621	Unibail-Rodamco SE (REIT)	398,250
31,456	Veolia Environnement	392,867
58,231	Vivendi SA	1,139,719
2,361	Zodiac Aerospace	311,010

	Total France	62,034,482

	Germany — 6.6%
17,197	Allianz SE (Registered)	2,656,362
15,112	Aurubis AG	907,105
57,775	Bayer AG (Registered)	6,174,264
9,725	Beiersdorf AG	877,069
26,856	Celesio AG	551,842
7,908	Continental AG	1,034,697

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
73,201	Deutsche Lufthansa AG (Registered) *	1,570,515
15,683	Deutsche Bank AG (Registered)	728,662
45,524	Deutsche Post AG (Registered)	1,147,199
16,148	Duerr AG	1,046,988
225,276	E.ON AG	3,796,157
29,880	Freenet AG	638,501
11,465	Hannover Rueckversicherung AG (Registered)	863,125
7,275	Kabel Deutschland Holding AG	685,005
2,978	KUKA AG *	140,737
8,577	Leoni AG	427,786
5,421	Merck KGaA	858,003
18,220	Metro AG	617,745
12,657	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,360,847
51,688	RWE AG	1,763,623
9,503	Salzgitter AG	359,211
22,815	SAP AG *	1,707,429
25,341	Suedzucker AG	857,417
26,139	TUI AG *	318,160

	Total Germany	32,088,449

	Greece — 0.2%
63,360	OPAP SA	523,936
67,281	Public Power Corp SA *	671,228

	Total Greece	1,195,164

	Hong Kong — 1.2%
29,500	AAC Technologies Holdings Inc	168,196
88,000	Cheung Kong Holdings Ltd	1,239,318
256,430	Esprit Holdings Ltd	390,246
226,000	Galaxy Entertainment Group Ltd *	1,173,187
292,380	Hong Kong & China Gas	826,168
42,500	Link (REIT)	218,647
344,000	Pacific Basin Shipping Ltd	197,124
66,000	Sun Hung Kai Properties Ltd	875,918
26,000	Swire Pacific Ltd	329,202
35,000	Wharf Holdings Ltd (The)	310,818
115,000	Yue Yuen Industrial Holdings	332,129

	Total Hong Kong	6,060,953

	Ireland — 0.6%
57,269	C&C Group Plc	341,326
19,423	Kerry Group Plc-Class A	1,104,123
9,289	Paddy Power Plc	783,219
28,048	Smurfit Kappa Group Plc	470,545

	Total Ireland	2,699,213

	Israel — 0.1%
14,123	Bank Leumi Le-Israel *	49,302
12,423	Teva Pharmaceutical Industries Ltd	475,877

	Total Israel	525,179

Shares	Description	Value ($)
	Italy — 6.0%
899,003	A2A SPA	755,029
45,779	Azimut Holding SPA	867,248
15,192	Danieli & Co SPA-RSP	248,505
1,727,001	Enel SPA	6,500,285
256,296	ENI SPA	5,828,561
41,804	Exor SPA	1,324,837
28,981	Fiat Industrial SPA	333,323
250,436	Fiat SPA *	1,962,748
256,687	Finmeccanica SPA *	1,417,568
658,850	Intesa Sanpaolo SPA	1,229,119
12,149	Lottomatica Group SPA	326,725
411,876	Mediaset SPA *	1,278,667
45,025	Mediobanca SPA	296,199
179,401	Mediolanum SPA	1,191,163
321,227	Milano Assicurazioni SPA *	206,051
25,205	Recordati SPA	266,782
93,444	Snam Rete Gas SPA	443,148
2,471,494	Telecom Italia SPA	1,913,186
1,817,161	Telecom Italia SPA-Di RISP	1,123,464
189,895	UniCredit SPA	1,065,726
151,188	Unipol Gruppo Finanziario SPA	519,258

	Total Italy	29,097,592

	Japan — 23.9%
12,800	ABC-Mart Inc	462,974
779	Accordia Golf Co Ltd	823,817
150	Advance Residence Investment Corp (REIT)	310,294
124,800	Aeon Co Ltd	1,456,614
19,000	Ajinomoto Co Inc	261,587
16,200	Alfresa Holdings Corp	841,810
21,000	Anritsu Corp	283,615
27,500	Arnest One Corp	497,775
47,300	Astellas Pharma Inc	2,415,430
13,000	Bridgestone Corp	421,978
2,400	Calbee Inc	231,573
5,200	Central Japan Railway Co	572,509
192,000	Cosmo Oil Co Ltd *	345,024
15,100	Credit Saison Co Ltd	352,082
40,050	Daiei Inc *	124,052
239,000	Daikyo Inc	712,642
33,600	Daito Trust Construction Co Ltd	3,127,165
35,000	Daiwa House Industry Co Ltd	661,429
91,000	Daiwa Securities Group Inc	744,358
30,200	Dena Co Ltd	636,799
184,000	DIC Corp	422,770
12,000	Edion Corp	58,591
9,200	Eisai Co Ltd	353,090
2,500	Fast Retailing Co Ltd	840,894
72,000	Fujitsu Ltd	298,057
178,000	Fuji Electric Co Ltd	579,124
97,000	Fuji Heavy Industries Ltd	2,184,792

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
17,900	Fuji Oil Co Ltd	273,195
8,500	Fuyo General Lease Co Ltd	312,488
74,000	Hanwa Co Ltd	271,290
970,500	Haseko Corp *	1,260,796
7,300	Hosiden Corp	38,354
8,900	Idemitsu Kosan Co Ltd	720,210
175	INPEX Corp	744,974
333,300	Itochu Corp	4,130,450
16,000	Izumi Co Ltd	383,256
23,600	J Trust Co Ltd	471,608
368	Japan Retail Fund Investment Corp (REIT)	698,626
6,800	Japan Tobacco Inc	231,424
73,200	JFE Holdings Inc	1,504,331
557,400	JX Holdings Inc	2,707,989
36,660	K’s Holdings Corp	1,014,211
167,000	Kajima Corp	487,946
42,000	Kamigumi Co Ltd	317,876
116,000	Kanematsu Corp *	137,931
97,600	Kansai Electric Power Co Inc (The) *	1,148,976
31,000	Kao Corp	971,466
308,000	Kawasaki Kisen Kaisha Ltd	608,156
130,800	KDDI Corp	5,900,908
900	Keyence Corp	274,638
19,000	Kinugawa Rubber Industrial Co Ltd	105,141
331,000	Kobe Steel Ltd *	436,699
24,500	Kohnan Shoji Co Ltd	286,137
29,000	Kubota Corp	420,037
53,000	Kurimoto Ltd	134,739
8,000	Kyudenko Corp	33,839
10,200	Lawson Inc	742,010
131,400	Leopalace21 Corp *	594,049
272,000	Marubeni Corp	1,878,103
418,000	Mazda Motor Corp *	1,607,987
62,000	Medipal Holdings Corp	826,710
26,900	Misawa Homes Co Ltd	571,989
37,000	Mitsubishi Estate Co Ltd	911,569
73,000	Mitsubishi Heavy Industries Ltd	446,844
255,000	Mitsubishi Chemical Holdings Corp	1,206,771
172,700	Mitsubishi Corp	2,984,655
179,000	Mitsui Engineer & Shipbuilding Co Ltd	290,665
19,000	Mitsui Fudosan Co Ltd	524,178
138,300	Mitsui & Co Ltd	1,732,053
250,000	Mitsui Mining & Smelting Co Ltd	569,156
249,000	Mitsui OSK Lines Ltd *	884,357
1,595,900	Mizuho Financial Group Inc	3,038,455
16,100	Nagase & Co	207,546
19,900	Namco Bandai Holdings Inc	322,564
40	NanoCarrier Co Ltd *	152,780
150,000	NEC Corp	348,802
84,500	Nippon Coke & Engineering Co Ltd	92,794
30,000	Nippon Corp	388,162

Shares	Description	Value ($)
	Japan — continued
374,200	Nippon Light Metal Co Ltd	420,216
10,100	Nippon Paper Industries Co Ltd *	123,494
174,000	Nippon Sheet Glass Co Ltd *	182,274
89,000	Nippon Steel Corp	223,116
88,600	Nippon Telegraph & Telephone Corp	4,369,753
344,000	Nippon Yusen Kabushiki Kaisha	881,981
71,900	Nipro Corp	897,252
19,700	Nisshin Steel Holdings Co Ltd	173,348
12,000	Nisshinbo Holdings Inc	86,947
9,550	Nitori Holdings Co Ltd	751,488
17,200	Nitto Denko Corp	1,021,125
110,400	Nomura Holdings Inc	837,103
79,500	North Pacific Bank Ltd	261,190
119,000	NTN Corp *	357,134
787	NTT Docomo Inc	1,149,821
97,000	Obayashi Corp	468,295
18,000	Odakyu Electric Railway Co Ltd	175,007
10,900	Ono Pharmaceutical Co Ltd	757,968
4,100	Oriental Land Co Ltd	559,039
44,500	Orient Corp *	127,682
29,900	ORIX Corp	396,533
31,000	Pacific Metals Co Ltd	145,065
51,500	Penta-Ocean Construction Co Ltd	125,261
13,410	Point Inc	596,360
734,600	Resona Holdings Inc	3,295,102
60,000	Ricoh Co Ltd	696,595
58,100	Round One Corp	358,440
9,500	Ryohin Keikaku Co Ltd	708,753
7,600	Ryosan Co	141,056
7,600	Sankyo Co Ltd	333,566
4,600	Shimamura Co Ltd	528,452
2,500	Shimano Inc	192,536
107,000	Shinsei Bank Ltd	249,865
9,300	Ship Healthcare Holdings Inc	335,926
7,300	SHO–BOND Holdings Co Ltd	268,336
38,100	SoftBank Corp	1,904,436
564,700	Sojitz Corp	973,264
359,000	Sumitomo Light Metal Industries Ltd	374,703
252,100	Sumitomo Mitsui Construction Co Ltd *	193,425
259,400	Sumitomo Corp	3,243,213
55,000	Sumitomo Metal Mining Co Ltd	691,129
33,100	Sumitomo Mitsui Financial Group Inc	1,306,781
489,000	Sumitomo Mitsui Trust Holdings Inc	2,003,431
23,000	Sumitomo Realty & Development Co Ltd	879,622
16,300	Suzuken Co Ltd	516,542
264,000	Taisei Corp	828,651
7,400	Takara Leben Co Ltd	109,752
63,100	Takeda Pharmaceutical Co Ltd	2,796,740
103,200	Tokyo Electric Power Co Inc (The) *	618,079
31,000	Tokyu Land Corp	280,153
69,000	TonenGeneral Sekiyu KK	677,874

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
322,000	Tosoh Corp	1,051,435
236,000	Toyobo Co Ltd	384,440
58,400	Toyota Motor Corp	3,408,185
75,500	Toyota Tsusho Corp	1,997,796
53,701	UNY Co Ltd	353,761
6,180	USS Co Ltd	716,570
81,600	Wacom Co Ltd	1,008,125
2,035	Yahoo! Japan Corp	921,976
10,660	Yamada Denki Co Ltd	402,101

	Total Japan	116,208,998

	Malta — 0.0%
1,718,063	BGP Holdings Plc *	—

	Netherlands — 1.4%
274,415	Aegon NV	1,872,281
4,808	ASML Holding NV	397,920
11,677	CSM NV	244,631
37,424	Delta Lloyd NV	731,790
12,289	Gemalto NV	1,031,832
49,539	ING Groep NV *	461,936
19,113	Koninklijke Philips Electronics NV	541,204
109,259	Koninklijke BAM Groep NV	539,588
123,744	PostNL NV *	335,419
2,406	Vopak	145,177
4,965	Wereldhave NV (REIT)	352,653

	Total Netherlands	6,654,431

	New Zealand — 0.4%
123,541	Chorus Ltd	243,799
57,894	Fletcher Building Ltd	383,047
719,628	Telecom Corp of New Zealand	1,316,768

	Total New Zealand	1,943,614

	Norway — 0.1%
11,680	Statoil ASA	263,730
7,596	TGS Nopec Geophysical Co ASA	265,151

	Total Norway	528,881

	Portugal — 0.6%
712,848	EDP-Energias de Portugal SA	2,298,849
8,697	Galp Energia SGPS SA	142,337
88,211	Portugal Telecom SGPS SA	374,260

	Total Portugal	2,815,446

	Singapore — 2.0%
317,000	Asiasons Capital Ltd *	244,376
358,000	CapitaCommercial Trust (REIT)	428,210
402,000	China Minzhong Food Corp Ltd *	324,792
398,000	Ezion Holdings Ltd	713,446
217,000	Ezra Holdings Ltd *	166,162
4,163,000	Golden Agri-Resources Ltd	1,890,146

Shares	Description	Value ($)
	Singapore — continued
198,000	Ho Bee Investment Ltd	313,740
247,200	Jaya Holdings Ltd	118,925
1,035,000	Noble Group Ltd	845,461
85,000	Singapore Press Holdings Ltd	286,766
621,670	Singapore Telecommunications	1,838,879
143,002	Suntec Real Estate Investment Trust (REIT)	194,903
341,067	Swiber Holdings Ltd	203,981
45,800	Triyards Holdings Ltd *	26,482
86,000	United Overseas Land	453,440
26,000	United Overseas Bank Ltd	439,142
233,000	Vard Holdings Ltd	205,214
69,000	Wilmar International Ltd	176,982
735,000	Yangzijiang Shipbuilding Holdings Ltd	510,056
247,000	Yanlord Land Group Ltd	277,537

	Total Singapore	9,658,640

	Spain — 7.5%
73,525	Abengoa SA	173,097
27,194	ACS Actividades de Construccion y Servicios SA	760,354
25,372	Amadeus IT Holding SA-Class A	774,362
466,361	Banco Bilbao Vizcaya Argentaria SA	4,371,079
1,438,253	Banco Santander SA	10,286,728
103,312	Distribuidora Internacional de Alimentacion SA	809,693
19,681	Enagas	491,994
49,973	Ferrovial SA	804,776
132,240	Gas Natural SDG SA	2,731,989
36,407	Grifols SA *	1,333,113
3,640	Grifols SA-Class B	98,447
614,413	Iberdrola SA	3,323,408
12,853	Inditex SA	1,591,077
106,849	Mapfre SA	383,926
129,292	Repsol YPF SA	2,941,920
409,960	Telefonica SA *	5,640,625

	Total Spain	36,516,588

	Sweden — 0.6%
40,819	Investor AB	1,171,777
32,601	Skandinaviska Enskilda Banken AB-Class A	339,360
11,790	Svenska Handelsbanken AB-A Shares	506,778
49,006	Swedbank AB-Class A	1,167,051

	Total Sweden	3,184,966

	Switzerland — 1.8%
25,228	ABB Ltd	551,986
30,380	Credit Suisse Group AG (Registered)	897,921
59,852	Novartis AG (Registered)	4,287,321
4,691	Roche Holding AG (Non Voting)	1,163,070
673	Swatch Group AG	383,570
5,435	Swiss Life Holding AG (Registered)	901,010
8,949	Swiss Re AG	657,164

	Total Switzerland	8,842,042

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — 22.0%
149,473	Aberdeen Asset Management Plc	1,050,466
37,205	Admiral Group Plc	750,177
73,385	Amlin Plc	462,667
16,625	ARM Holdings Plc	243,492
20,070	Associated British Foods Plc	549,983
255,564	AstraZeneca Plc	13,075,749
37,454	Aviva Plc	188,219
35,798	Babcock International Group Plc	627,802
627,323	BAE Systems Plc	3,834,850
74,235	Balfour Beatty Plc	260,206
1,637,084	Barclays Plc	7,841,858
47,442	Barratt Developments Plc *	228,879
31,525	BG Group Plc	575,332
45,040	BHP Billiton Plc	1,295,133
1,817,308	BP Plc	12,988,680
35,613	Bunzl Plc	693,144
173,543	Cobham Plc	749,104
7,599	Croda International Plc	282,585
9,955	DCC Plc	376,132
152,944	Diageo Plc	4,517,950
73,571	Drax Group Plc	637,703
33,358	easyJet Plc	635,639
20,106	Experian Plc	369,780
136,255	FirstGroup Plc	258,689
44,721	GlaxoSmithKline Plc	1,157,075
142,743	Glencore International Plc	694,206
41,210	Halfords Group Plc	202,648
256,407	Home Retail Group Plc	606,306
139,122	HSBC Holdings Plc	1,526,313
2,021	IMI Plc	39,375
14,184	Imperial Tobacco Group Plc	508,990
66,559	Inchcape Plc	550,661
29,198	InterContinental Hotels Group Plc	840,502
21,454	Intertek Group Plc	1,042,992
612,707	Legal & General Group Plc	1,650,586
3,796,074	Lloyds Banking Group Plc *	3,528,234
195,428	Man Group Plc	338,065
39,634	Next Plc	2,771,685
112,253	Old Mutual Plc	346,674
11,249	Persimmon Plc	206,861
11,249	Persimmon Plc, Bonus Shares	12,819
54,907	Premier Foods Plc *	60,082
132,108	Prudential Plc	2,222,203
6,866	Reckitt Benckiser Group Plc	490,978
44,091	Reed Elsevier Plc	493,076
154,659	Rio Tinto Plc	6,605,605
57,279	Rolls-Royce Holdings Plc	1,038,993
6,816,201	Rolls-Royce Holdings Plc C Shares *	10,357
116,338	Royal Bank of Scotland Group Plc *	587,462
90,463	Royal Dutch Shell Group Class A (Amsterdam)	3,020,764
166,043	Royal Dutch Shell Plc A Shares (London)	5,526,059
115,873	Royal Dutch Shell Plc B Shares (London)	3,994,482

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	17,375	SABMiller Plc	874,123
	18,174	Scottish & Southern Energy Plc	426,594
	164,965	Spirit Pub Co Plc	168,313
	133,073	Standard Life Assurance Plc	787,238
	119,892	Tesco Plc	663,889
	567,566	Thomas Cook Group Plc *	1,223,057
	154,102	TUI Travel Plc	832,094
	26,105	Vesuvius Plc	150,066
	1,975,767	Vodafone Group Plc	5,725,998
	13,792	Whitbread Plc	600,439
	199,629	William Hill Plc	1,334,265
	2,693	Wolseley Plc	136,930
	100,307	WPP Plc	1,707,633

		Total United Kingdom	107,198,911

		TOTAL COMMON STOCKS (COST $385,386,823)	470,974,359

		PREFERRED STOCKS — 0.8%

		Germany — 0.8%
	20,553	Henkel AG & Co KGaA, 1.27%	1,977,863
	20,674	Porsche Automobil Holding SE, 3.14%	1,705,068

		Total Germany	3,682,931

		TOTAL PREFERRED STOCKS (COST $2,451,925)	3,682,931

		RIGHTS/WARRANTS — 0.0%

		Italy — 0.0%
	41,804	Exor SPA Rights, Expires 06/05/13 *	—

	41,804	Exor SPA Preferred Rights, Expires 06/05/13 *	—

		Japan — 0.0%
	23,600	J Trust Co Ltd Rights, Expires 07/30/13 *	61,082

		TOTAL RIGHTS/WARRANTS (COST $48,401)	61,082

		MUTUAL FUNDS — 1.1%

		United States — 1.1%
		Affiliated Issuers
	222,960	GMO U.S. Treasury Fund	5,576,221

		TOTAL MUTUAL FUNDS (COST $5,576,221)	5,576,221

		SHORT-TERM INVESTMENTS — 0.9%

		Time Deposits — 0.9%
USD	1,448,877	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/03/13	1,448,877
CAD	4,341	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.28%, due 06/03/13	4,187

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
CHF	1,228	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 06/03/13 (a)	1,284
GBP	65,308	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.08%, due 06/03/13	99,228
NOK	116,544	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.48%, due 06/03/13	19,859
SGD	18,772	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	14,852
EUR	147,481	Citibank (New York) Time Deposit, 0.00%, due 06/03/13 (a)	191,688
JPY	3,925,318	Citibank (New York) Time Deposit, 0.01%, due 06/03/13	39,091
USD	2,489,625	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	2,489,625

		Total Time Deposits	4,308,691

		TOTAL SHORT-TERM INVESTMENTS (COST $4,308,691)	4,308,691

		TOTAL INVESTMENTS — 99.5% (Cost $397,772,061)	484,603,284
		Other Assets and Liabilities (net) — 0.5%	2,222,944

		TOTAL NET ASSETS — 100.0%	$486,826,228

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/20/2013	BBH	CAD	3,434,791	USD	3,357,780	$46,002
06/20/2013	BNYM	CAD	3,434,791	USD	3,359,176	47,398
06/20/2013	BOA	CAD	869,976	USD	850,500	11,681
06/20/2013	BCLY	EUR	400,802	USD	515,816	(5,168)
06/20/2013	BCLY	EUR	3,457,407	USD	4,543,413	49,288
06/20/2013	BOA	EUR	1,103,767	USD	1,440,895	6,159
06/20/2013	DB	EUR	3,457,407	USD	4,543,033	48,907
06/20/2013	MSCI	EUR	3,457,407	USD	4,538,493	44,368
06/20/2013	SSB	EUR	3,457,408	USD	4,541,375	47,248
06/20/2013	BNYM	GBP	1,223,477	USD	1,871,430	12,693
06/20/2013	JPM	GBP	1,221,507	USD	1,858,332	2,587
06/20/2013	MSCI	GBP	665,434	USD	1,013,839	2,895
06/20/2013	SSB	GBP	829,926	USD	1,259,155	(1,690)
06/20/2013	BBH	JPY	242,812,186	USD	2,476,185	58,920
06/20/2013	BCLY	JPY	60,717,680	USD	619,132	14,670
06/20/2013	BNYM	JPY	70,837,293	USD	722,697	17,491
06/20/2013	BOA	JPY	242,812,186	USD	2,476,056	58,791
06/20/2013	DB	JPY	242,812,187	USD	2,486,059	68,795
06/20/2013	JPM	JPY	242,812,186	USD	2,476,003	58,738
06/20/2013	MSCI	JPY	372,595,812	USD	3,800,586	91,289
06/20/2013	BBH	USD	1,082,398	CAD	1,101,740	(20,115)
06/20/2013	BBH	USD	4,507,481	CHF	4,178,277	(137,346)
06/20/2013	BCLY	USD	1,179,396	CHF	1,138,565	11,450
06/20/2013	BNYM	USD	1,080,562	CAD	1,101,741	(18,278)
06/20/2013	BNYM	USD	1,891,431	GBP	1,235,660	(14,184)
06/20/2013	BOA	USD	4,513,655	CHF	4,178,277	(143,520)
06/20/2013	DB	USD	4,511,399	CHF	4,178,277	(141,264)
06/20/2013	JPM	USD	1,890,090	GBP	1,235,660	(12,844)
06/20/2013	JPM	USD	1,465,510	JPY	149,455,492	22,362
06/20/2013	MSCI	USD	4,509,889	CHF	4,178,277	(139,754)
06/20/2013	MSCI	USD	1,103,757	GBP	721,106	(8,234)
06/20/2013	MSCI	USD	2,380,577	JPY	243,848,435	47,004
06/20/2013	SSB	USD	1,269,577	CHF	1,175,217	(40,397)
06/20/2013	SSB	USD	1,269,881	GBP	830,142	(8,708)

						$77,234

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Rate rounds to 0.00%.

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

BNYM – Bank of New York Mellon

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - United States Dollar

As of May 31, 2013, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Currency Hedged International Equity Fund	2,012,996,941	291,627,761	(12,685,174)	278,942,587
Developed World Stock Fund	336,553,987	62,831,770	(17,817,537)	45,014,233
Flexible Equities Fund	788,137,687	66,307,771	(43,437,655)	22,870,116
International Core Equity Fund	3,058,446,963	438,298,475	(236,195,182)	202,103,293
International Growth Equity Fund	1,914,489,014	341,592,090	(76,887,274)	264,704,816
International Intrinsic Value Extended Markets Fund	304,239,403	27,334,354	(26,418,514)	915,840
International Intrinsic Value Fund	10,251,896,083	1,326,802,594	(820,937,035)	505,865,559
International Small Companies Fund	296,482,681	50,365,762	(25,518,383)	24,847,379
Resources Fund	172,510,527	5,559,587	(12,354,705)	(6,795,118)
Risk Premium Fund	339,634,402	41,329	—	41,329
Tax-Managed International Equities Fund	400,114,878	100,523,292	(16,034,886)	84,488,406

Investments in Affiliated Issuers

The Funds make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended May 31, 2013 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Currency Hedged International Equity Fund
GMO International Growth Equity Fund, Class IV	$549,081,026	$11,083,900	$459,046,256	$—	$—	$133,198,999
GMO International Intrinsic Value Fund, Class IV	1,638,769,861	445,997,902	51,380,300	—	—	2,102,156,447

Total	$2,187,850,887	$457,081,802	$510,426,556	$—	$—	$2,235,355,446

Developed World Stock Fund
GMO U.S. Treasury Fund	$9,708,326	$3,713,000	$3,042,000	$2,267	$—	$10,382,191

International Core Equity Fund
GMO U.S. Treasury Fund	$86,633,100	$14,105,000	$100,745,966	$8,517	$—	$—

International Growth Equity Fund
GMO U.S. Treasury Fund	$52,767,000	$55,742,000	$107,353,000	$6,441	$—	$1,156,000

International Intrinsic Value Extended Markets Fund
GMO U.S. Treasury Fund	$14,658,000	$2,291,000	$12,385,000	$2,013	$—	$4,566,810

International Intrinsic Value Fund
GMO U.S. Treasury Fund	$88,307,524	$—	$—	$21,331	$—	$88,342,847

International Small Companies Fund
GMO U.S. Treasury Fund	$4,067,469	$2,224,000	$5,756,000	$795	$—	$536,887

Resources Fund
GMO U.S. Treasury Fund	$1,041,000	$1,825,000	$383,000	$417	$—	$2,483,417

Risk Premium Fund
GMO U.S. Treasury Fund	$278,253,028	$—	$—	$67,213	$—	$278,364,329

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$5,391,305	$5,543,000	$5,358,097	$824	$—	$5,576,221

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2013 through May 31, 2013. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2014.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted by the relevant clearing house. If an updated closing price for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model. Unlisted securities (including debt instruments) for which market quotations are readily available are valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2013, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value prices obtained from that independent pricing service as of May 31, 2013. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or fair valued using inputs obtained from an independent pricing service. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2013 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service
Currency Hedged International Equity Fund	—		93.7%
Developed World Stock Fund	—		43.6%
Flexible Equities Fund	—		94.2%
International Core Equity Fund	0.0	%^	93.1%
International Growth Equity Fund	—		94.2%
International Intrinsic Value Extended Markets Fund	—		86.0%
International Intrinsic Value Fund	0.0	%^	95.2%
International Small Companies Fund	0.0	%^	93.3%
Resources Fund	—		67.9%
Risk Premium Fund	—		—
Tax-Managed International Equities Fund	—		96.2%

^	Rounds to 0.0%.

Derivatives

Fund Name	Futures contracts fair valued using inputs obtained from an independent pricing service	Options fair valued using inputs obtained from an independent pricing source
Currency Hedged International Equity Fund	0.2%	—
Developed World Stock Fund	0.1%	—
Flexible Equities Fund	(0.4)%	—
International Core Equity Fund	0.0%^	—
International Growth Equity Fund	0.1%	—
International Intrinsic Value Extended Markets Fund	0.3%	—
International Intrinsic Value Fund	0.2%	—
International Small Companies Fund	0.2%	—
Resources Fund	—	—
Risk Premium Fund	—	(3.1)%
Tax-Managed International Equities Fund	—	—

^	Rounds to 0.0%.

U.S. GAAP requires the Funds to disclose the fair value of their investments into a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At May 31, 2013, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain centrally cleared and OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; and certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain derivatives valued using third party valuation services; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2013:

Description	Level 1	Level 2	Level 3	Total
Currency Hedged International Equity Fund
Asset Valuation Inputs
Mutual Funds
United States	$2,235,355,446	$—	$—	$2,235,355,446

TOTAL MUTUAL FUNDS	2,235,355,446	—	—	2,235,355,446

Short-Term Investments	56,584,082	—	—	56,584,082

Total Investments	2,291,939,528	—	—	2,291,939,528

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	2,286,651	—	2,286,651

Total	$2,291,939,528	$2,286,651	$—	$2,294,226,179

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(24,841,369)	$—	$(24,841,369)

Total	$—	$(24,841,369)	$—	$(24,841,369)

Developed World Stock Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$3,612,638	$—	$3,612,638
Austria	—	1,369,215	—	1,369,215
Belgium	—	1,870,254	—	1,870,254
Canada	451,584	—	—	451,584
Denmark	—	639,235	—	639,235
Finland	—	702,647	—	702,647
France	—	27,768,871	—	27,768,871
Germany	—	13,821,024	—	13,821,024
Hong Kong	—	56	—	56
Ireland	—	1,577,037	—	1,577,037
Italy	—	15,350,544	—	15,350,544
Japan	—	43,553,653	—	43,553,653
Netherlands	—	1,929,601	—	1,929,601
Norway	—	979,344	—	979,344
Portugal	—	889,525	—	889,525
Singapore	—	3,022,226	—	3,022,226
Spain	—	15,867,223	—	15,867,223
Sweden	—	276,029	—	276,029
Switzerland	—	1,830,933	—	1,830,933
United Kingdom	—	30,446,730	—	30,446,730
United States	199,909,082	—	—	199,909,082

TOTAL COMMON STOCKS	200,360,666	165,506,785	—	365,867,451

Preferred Stocks
Germany	—	1,826,393	—	1,826,393

TOTAL PREFERRED STOCKS	—	1,826,393	—	1,826,393

Mutual Funds
United States	10,382,191	—	—	10,382,191

TOTAL MUTUAL FUNDS	10,382,191	—	—	10,382,191

Short-Term Investments	3,492,185	—	—	3,492,185

Total Investments	214,235,042	167,333,178	—	381,568,220

Description	Level 1	Level 2	Level 3		Total
Developed World Stock Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$747,625	$—		$747,625
Futures Contracts
Equity risk	67,862	488,782	—		556,644

Total	$214,302,904	$168,569,585	$—		$382,872,489

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(674,536)	$—		$(674,536)
Futures Contracts
Equity risk	—	(50,787)	—		(50,787)

Total	$—	$(725,323)	$—		$(725,323)

Flexible Equities Fund
Asset Valuation Inputs
Common Stocks
Japan	$—	$759,051,719	$—		$759,051,719

TOTAL COMMON STOCKS	—	759,051,719	—		759,051,719

Short-Term Investments
Time Deposits	51,956,084	—	—		51,956,084

Total Short-Term Investments	51,956,084	—	—		51,956,084

Total Investments	51,956,084	759,051,719	—		811,007,803

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	4,225	—		4,225

Total	$51,956,084	$759,055,944	$—		$811,012,028

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Forward currency risk	$—	$(9,129,755)	$—		$(9,129,755)
Futures Contracts
Equity risk	—	(3,017,762)	—		(3,017,762)

Total	$—	$(12,147,517)	$—		$(12,147,517)

International Core Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$181,566,599	$713,837		$182,280,436
Austria	—	25,157,002	—		25,157,002
Belgium	—	46,755,781	—		46,755,781
Canada	62,449,712	—	—		62,449,712
Denmark	—	22,300,740	—		22,300,740
Finland	—	22,462,435	—		22,462,435
France	—	384,341,921	—		384,341,921
Germany	—	211,968,180	—		211,968,180
Greece	—	12,562,683	—		12,562,683
Hong Kong	—	35,522,016	—		35,522,016
Ireland	—	22,010,759	—		22,010,759
Israel	—	3,229,831	—		3,229,831
Italy	—	173,632,914	—		173,632,914
Japan	—	712,309,132	—		712,309,132
Malta	—	—	0	**	0 **
Netherlands	—	38,616,127	0	**	38,616,127
New Zealand	—	21,839,831	—		21,839,831
Norway	—	9,714,501	—		9,714,501

Description	Level 1	Level 2	Level 3		Total
International Core Equity Fund (continued)
Asset Valuation Inputs (continued)
Portugal	$—	$12,328,286	$—		$12,328,286
Singapore	—	46,686,277	—		46,686,277
Spain	—	252,926,124	—		252,926,124
Sweden	—	27,673,645	—		27,673,645
Switzerland	—	55,713,638	—		55,713,638
United Kingdom	—	754,194,853	315,167		754,510,020

TOTAL COMMON STOCKS	62,449,712	3,073,513,275	1,029,004		3,136,991,991

Preferred Stocks
Germany	—	33,946,571	—		33,946,571

TOTAL PREFERRED STOCKS	—	33,946,571	—		33,946,571

Rights/warrants
Greece	—	—	1,554		1,554
Italy	—	—	0	**	0 **
Japan	—	74,282	—		74,282

TOTAL RIGHTS/WARRANTS	—	74,282	1,554		75,836

Short-Term Investments	89,535,858	—	—		89,535,858

Total Investments	151,985,570	3,107,534,128	1,030,558		3,260,550,256

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	14,768,478	—		14,768,478
Futures Contracts
Equity risk	650,034	2,640,219	—		3,290,253

Total	$152,635,604	$3,124,942,825	$1,030,558		$3,278,608,987

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(11,722,961)	$—		$(11,722,961)
Futures Contracts
Equity risk	—	(2,010,820)	—		(2,010,820)

Total	$—	$(13,733,781)	$—		$(13,733,781)

International Growth Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$111,621,862	$—		$111,621,862
Austria	—	5,521,955	0	**	5,521,955
Belgium	—	29,650,835	—		29,650,835
Canada	59,495,654	—	—		59,495,654
Denmark	—	56,593,660	—		56,593,660
Finland	—	32,004,031	—		32,004,031
France	—	128,785,065	—		128,785,065
Germany	—	157,500,543	—		157,500,543
Greece	—	62,712	—		62,712
Hong Kong	—	76,125,137	—		76,125,137
Ireland	—	20,676,059	—		20,676,059
Israel	—	8,557,019	—		8,557,019
Italy	—	26,058,567	—		26,058,567
Japan	—	500,904,242	—		500,904,242
Netherlands	—	50,026,621	—		50,026,621
New Zealand	—	2,562,957	—		2,562,957
Norway	—	19,536,649	—		19,536,649
Singapore	—	52,131,909	—		52,131,909
Spain	—	56,336,506	—		56,336,506
Sweden	—	40,966,519	—		40,966,519

Description	Level 1	Level 2	Level 3	Total
International Growth Equity Fund (continued)
Asset Valuation Inputs (continued)
Switzerland	$—	$201,650,115	$—	$201,650,115
United Kingdom	—	465,607,702	133,774	465,741,476

TOTAL COMMON STOCKS	59,495,654	2,042,880,665	133,774	2,102,510,093

Preferred Stocks
Germany	—	27,906,339	—	27,906,339

TOTAL PREFERRED STOCKS	—	27,906,339	—	27,906,339

Rights/warrants
Canada	1,663	—	—	1,663
Japan	—	94,988	—	94,988

TOTAL RIGHTS/WARRANTS	1,663	94,988	—	96,651

Mutual Funds
United States	1,156,000	—	—	1,156,000

TOTAL MUTUAL FUNDS	1,156,000	—	—	1,156,000

Short-Term Investments	47,524,747	—	—	47,524,747

Total Investments	108,178,064	2,070,881,992	133,774	2,179,193,830

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	5,769,868	—	5,769,868
Futures Contracts
Equity risk	548,992	5,768,087	—	6,317,079

Total	$108,727,056	$2,082,419,947	$133,774	$2,191,280,777

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(1,979,033)	$—	$(1,979,033)
Futures Contracts
Equity risk	—	(2,619,910)	—	(2,619,910)

Total	$—	$(4,598,943)	$—	$(4,598,943)

International Intrinsic Value Extended Markets Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$8,297,799	$—	$8,297,799
Austria	—	1,450,767	—	1,450,767
Belgium	—	1,497,478	—	1,497,478
Brazil	3,895,678	—	—	3,895,678
Canada	6,573,973	—	—	6,573,973
China	—	23,033,965	—	23,033,965
Colombia	368,977	—	—	368,977
Denmark	—	80,044	—	80,044
Finland	—	1,295,363	—	1,295,363
France	—	30,416,712	—	30,416,712
Germany	—	13,561,587	—	13,561,587
Greece	—	313,142	—	313,142
Hong Kong	—	1,742,711	—	1,742,711
India	545,857	—	—	545,857
Ireland	—	974,258	—	974,258
Israel	—	63,425	—	63,425
Italy	—	15,273,777	—	15,273,777
Japan	—	57,215,788	—	57,215,788
Mexico	1,938,051	—	—	1,938,051
Netherlands	—	2,895,571	—	2,895,571
New Zealand	—	1,274,873	—	1,274,873
Norway	—	99,437	—	99,437
Portugal	—	1,035,648	—	1,035,648

Description	Level 1	Level 2	Level 3		Total
International Intrinsic Value Extended Markets Fund (continued)
Asset Valuation Inputs (continued)
Russia	$—	$8,222,625	$—		$8,222,625
Singapore	—	2,662,796	—		2,662,796
South Korea	—	8,892,043	—		8,892,043
Spain	—	18,345,700	—		18,345,700
Sweden	—	2,108,976	—		2,108,976
Switzerland	—	5,277,007	—		5,277,007
Taiwan	—	4,900,813	—		4,900,813
Turkey	—	975,286	—		975,286
United Kingdom	—	60,839,246	—		60,839,246

TOTAL COMMON STOCKS	13,322,536	272,746,837	—		286,069,373

Preferred Stocks
Brazil	8,611,160	—	—		8,611,160
Germany	—	1,075,531	—		1,075,531

TOTAL PREFERRED STOCKS	8,611,160	1,075,531	—		9,686,691

Mutual Funds
United States	4,566,810	—	—		4,566,810

TOTAL MUTUAL FUNDS	4,566,810	—	—		4,566,810

Short-Term Invesments	4,832,369	—	—		4,832,369

Total Investments	31,332,875	273,822,368	—		305,155,243

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	961,741	—		961,741
Futures Contracts
Equity risk	15,156	1,029,893	—		1,045,049

Total	$31,348,031	$275,814,002	$—		$307,162,033

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(773,105)	$—		$(773,105)
Futures Contracts
Equity risk	—	(57,807)	—		(57,807)

Total	$—	$(830,912)	$—		$(830,912)

International Intrinsic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$375,301,105	$—		$375,301,105
Austria	—	48,793,665	0	**	48,793,665
Belgium	—	67,339,340	—		67,339,340
Canada	94,088,274	—	—		94,088,274
Denmark	—	13,682,118	—		13,682,118
Finland	—	56,332,830	—		56,332,830
France	—	1,472,014,242	—		1,472,014,242
Germany	—	622,161,659	—		622,161,659
Greece	—	28,220,973	—		28,220,973
Hong Kong	—	100,036,680	—		100,036,680
Ireland	—	47,175,304	—		47,175,304
Israel	—	27,843,703	—		27,843,703
Italy	—	740,347,985	—		740,347,985
Japan	—	2,318,825,737	—		2,318,825,737
Malta	—	—	0	**	0 **
Netherlands	—	129,467,788	—		129,467,788
New Zealand	—	37,235,694	—		37,235,694
Norway	—	57,070,916	—		57,070,916
Portugal	—	34,222,286	—		34,222,286

Description	Level 1	Level 2	Level 3		Total
International Intrinsic Value Fund (continued)
Asset Valuation Inputs (continued)
Singapore	$—	$150,072,549	$—		$150,072,549
Spain	—	890,121,021	—		890,121,021
Sweden	—	98,743,194	—		98,743,194
Switzerland	—	210,155,166	—		210,155,166
United Kingdom	—	2,741,471,336	—		2,741,471,336

TOTAL COMMON STOCKS	94,088,274	10,266,635,291	0	**	10,360,723,565

Preferred Stocks
Germany	—	63,101,892	—		63,101,892

Total PREFERRED STOCKS	—	63,101,892	—		63,101,892

Rights/Warrants
Italy	—	—	0	**	0 **

TOTAL RIGHTS/WARRANTS	—	—	0	**	0 **

Mutual Funds
United States	88,342,847	—	—		88,342,847

TOTAL MUTUAL FUNDS	88,342,847	—	—		88,342,847

Short-Term Investments	245,593,338	—	—		245,593,338

Total Investments	428,024,459	10,329,737,183	0	**	10,757,761,642

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	9,191,348	—		9,191,348
Futures Contracts
Equity risk	509,697	26,807,348	—		27,317,045

Total	$428,534,156	$10,365,735,879	$0	**	$10,794,270,035

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(14,818,702)	$—		$(14,818,702)
Futures Contracts
Equity risk	—	(2,087,308)	—		(2,087,308)

Total	$—	$(16,906,010)	$—		$(16,906,010)

International Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$8,394,463	$—		$8,394,463
Austria	—	970,538	0	**	970,538
Belgium	—	1,855,670	18		1,855,688
Brazil	1,269,091	—	—		1,269,091
Canada	7,291,333	—	—		7,291,333
China	—	1,068,827	—		1,068,827
Czech Republic	—	90,482	—		90,482
Denmark	—	1,006,727	—		1,006,727
Finland	—	1,654,574	—		1,654,574
France	—	12,315,226	—		12,315,226
Germany	—	18,800,697	—		18,800,697
Greece	—	5,463,481	5,915		5,469,396
Hong Kong	—	4,802,250	—		4,802,250
India	—	1,333,749	—		1,333,749
Indonesia	—	531,433	219,188		750,621
Ireland	—	9,424,931	—		9,424,931
Israel	—	872,728	—		872,728
Italy	—	17,653,070	—		17,653,070
Japan	—	96,203,579	—		96,203,579
Mexico	719,743	—	—		719,743
Netherlands	—	4,374,806	0	**	4,374,806

Description	Level 1	Level 2	Level 3		Total
International Small Companies Fund (continued)
Asset Valuation Inputs (continued)
New Zealand	$—	$231,444	$—		$231,444
Norway	—	2,371,105	—		2,371,105
Philippines	—	196,221	—		196,221
Poland	—	89,213	—		89,213
Portugal	—	1,344,288	—		1,344,288
Russia	—	380,808	—		380,808
Singapore	—	11,321,855	—		11,321,855
South Africa	—	437,650	—		437,650
South Korea	—	4,065,565	—		4,065,565
Spain	—	9,325,820	—		9,325,820
Sweden	—	2,068,037	7,635		2,075,672
Switzerland	—	7,776,752	—		7,776,752
Taiwan	—	1,800,463	0	**	1,800,463
Thailand	—	1,337,519	—		1,337,519
Turkey	—	1,250,198	—		1,250,198
United Kingdom	—	68,575,866	—		68,575,866

TOTAL COMMON STOCKS	9,280,167	299,390,035	232,756		308,902,958

Preferred Stocks
Brazil	888,690	—	—		888,690
Germany	—	2,186,626	—		2,186,626
Russia	—	1,807,318	—		1,807,318

TOTAL PREFERRED STOCKS	888,690	3,993,944	—		4,882,634

Rights/Warrants
Greece	—	—	1,744		1,744
Japan	—	174,188	—		174,188
Malaysia	—	1,566	—		1,566

TOTAL RIGHTS/WARRANTS	—	175,754	1,744		177,498

Mutual Funds
United States	536,887	—	—		536,887

TOTAL MUTUAL FUNDS	536,887	—	—		536,887

Short-Term Investments	6,830,083	—	—		6,830,083

Total Investments	17,535,827	303,559,733	234,500		321,330,060

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	440,564	—		440,564
Futures Contracts
Equity risk	—	918,411	—		918,411

Total	$17,535,827	$304,918,708	$234,500		$322,689,035

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(327,116)	$—		$(327,116)
Futures Contracts
Equity risk	(1,208)	(100,684)	—		(101,892)

Total	$(1,208)	$(427,800)	$—		$(429,008)

Description	Level 1	Level 2	Level 3	Total
Resources Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$789,225	$—	$789,225
Austria	—	1,430,317	—	1,430,317
Belgium	—	218,492	—	218,492
Brazil	3,325,478	—	—	3,325,478
Canada	9,849,677	—	—	9,849,677
China	—	4,400,285	—	4,400,285
Czech Republic	—	1,450,275	—	1,450,275
Denmark	—	1,917,876	—	1,917,876
France	—	7,657,521	—	7,657,521
Germany	—	1,574,721	—	1,574,721
Greece	—	469,598	—	469,598
Hungary	—	711,680	—	711,680
Israel	—	1,947,982	—	1,947,982
Italy	—	4,685,888	—	4,685,888
Japan	—	19,739,821	—	19,739,821
Netherlands	—	962,894	—	962,894
Norway	—	11,420,538	—	11,420,538
Poland	—	2,463,293	—	2,463,293
Russia	—	10,675,917	—	10,675,917
Singapore	—	2,682,743	—	2,682,743
South Africa	—	645,515	—	645,515
South Korea	—	236,414	—	236,414
Spain	—	6,404,020	—	6,404,020
Sweden	—	946,984	—	946,984
Taiwan	—	373,918	—	373,918
Thailand	—	825,764	—	825,764
Turkey	—	1,035,881	—	1,035,881
United Kingdom	258,731	27,286,905	—	27,545,636
United States	31,535,744	—	—	31,535,744

TOTAL COMMON STOCKS	44,969,630	112,954,467	—	157,924,097

Preferred Stocks
Brazil	4,361,223	—	—	4,361,223

Total PREFERRED STOCKS	4,361,223	—	—	4,361,223

Mutual Funds
United States
Affiliated Issuers	2,483,417	—	—	2,483,417

TOTAL MUTUAL FUNDS	2,483,417	—	—	2,483,417

Short-Term Investments
Time Deposits	946,672	—	—	946,672

Total Short-Term Investments	946,672	—	—	946,672

Total Investments	52,760,942	112,954,467	—	165,715,409

Total	$52,760,942	$112,954,467	$—	$165,715,409

Risk Premium
Asset Valuation Inputs
Mututal Funds
United States	$278,364,329	$—	$—	$278,364,329

TOTAL MUTUAL FUNDS	278,364,329	—	—	278,364,329

Short-Term Investments	61,311,402	—	—	61,311,402

Total Investments	339,675,731	—	—	339,675,731

Total	$339,675,731	$—	$—	$339,675,731

Liability Valuation Inputs
Derivatives*
Written Options
Equity risk	$(5,164,711)	$(22,282,840)	$—	$(27,447,551)

Total	$(5,164,711)	$(22,282,840)	$—	$(27,447,551)

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$19,854,460	$—		$19,854,460
Austria	—	3,728,183	0	**	3,728,183
Belgium	—	7,894,080	—		7,894,080
Canada	6,446,527	—	—		6,446,527
Denmark	—	3,065,582	—		3,065,582
Finland	—	2,731,978	—		2,731,978
France	—	62,034,461	21		62,034,482
Germany	—	32,088,449	—		32,088,449
Greece	—	1,195,164	—		1,195,164
Hong Kong	—	6,060,953	—		6,060,953
Ireland	—	2,699,213	—		2,699,213
Israel	—	525,179	—		525,179
Italy	—	29,097,592	—		29,097,592
Japan	—	116,208,998	—		116,208,998
Malta	—	—	0	**	0	**
Netherlands	—	6,654,431	—		6,654,431
New Zealand	—	1,943,614	—		1,943,614
Norway	—	528,881	—		528,881
Portugal	—	2,815,446	—		2,815,446
Singapore	—	9,658,640	—		9,658,640
Spain	—	36,516,588	—		36,516,588
Sweden	—	3,184,966	—		3,184,966
Switzerland	—	8,842,042	—		8,842,042
United Kingdom	—	107,175,735	23,176		107,198,911

TOTAL COMMON STOCKS	6,446,527	464,504,635	23,197		470,974,359

Preferred Stocks
Germany	—	3,682,931	—		3,682,931

TOTAL PREFERRED STOCKS	—	3,682,931	—		3,682,931

Mutual Funds
United States	5,576,221	—	—		5,576,221

TOTAL MUTUAL FUNDS	5,576,221	—	—		5,576,221

Rights/warrants
Italy	—	—	0	**	0	**
Japan	—	61,082	—		61,082

TOTAL RIGHTS/WARRANTS	—	61,082	0	**	61,082

Short-Term Investments	4,308,691	—	—		4,308,691

Total Investments	16,331,439	468,248,648	23,197		484,603,284

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	768,736	—		768,736

Total	$16,331,439	$469,017,384	$23,197		$485,372,020

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(691,502)	$—		$(691,502)

Total	$—	$(691,502)	$—		$(691,502)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a fair value of zero at May 31, 2013.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended May 31, 2013, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2013	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3 *		Transfer out of Level 3 *	Balances as of May 31, 2013		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2013
International Core Equity Fund
Common Stocks
Australia	$—	$—	$—	$—	$—	$—	$713,837	**	$—	$713,837		$—
Netherlands	1,026,047	—	—	—	—	(1,026,047)	—		—	—		—
United Kingdom	—	153,222	—	—	—	161,945	—		—	315,167		161,945

Total Common Stocks	1,026,047	153,222	—	—	—	(864,102)	713,837		—	1,029,004		161,945

Rights/Warrants
Greece	—	1,378	—	—	—	176	—		—	1,554		176
Italy	—	0	—	—	—	0	—		—	0	***	0

Total Rights/Warrants	—	1,378	—	—	—	176	—		—	1,554		176

Total	$1,026,047	$154,600	$—	$—	$—	$(863,926)	$713,837		$—	$1,030,558		$162,121

International Growth Equity Fund
Common Stocks
Austria	$—	$0	$—	$—	$—	$0	$—		$—	$0	***	$0
United Kingdom	—	0	—	—	—	133,774	—		—	133,774		133,774

Total	$—	$0	$—	$—	$—	$133,774	$—		$—	$133,774		$133,774

International Small Companies Fund
Common Stocks
Belgium	$18	$—	$—	$—	$—	$—	$—		$—	$18		$—
Greece	5,942	—	—	—	—	(27)	—		—	5,915		(27)
Indonesia	222,158	—	—	—	—	(2,970)	—		—	219,188		(2,970)
Netherlands	214,242	—	—	—	—	(214,242)	—		—	0	***	(214,242)
Sweden	7,818	—	—	—	—	(183)	—		—	7,635		(183)

Total Common Stocks	450,178	—	—	—	—	(217,422)	—		—	232,756		(217,422)
Rights/Warrants
Greece	—	2,266	—	—	—	(522)	—		—	1,744		(522)

Total	$450,178	$2,266	$—	$—	$—	$(217,944)	$—		$—	$234,500		$(217,944)

Tax-Managed International Equities Fund
Common Stocks
France	$21	$—	$—	$—	$—	$—	$—		$—	$21		$—
United Kingdom	—	7,156	—	—	—	16,020	—		—	23,176		16,020

Total Common Stocks	21	7,156	—	—	—	16,020	—		—	23,197		16,020

Rights/Warrants
Italy	—	0	—	—	—	0	—		—	0	***	0

Total	$21	$7,156	$—	$—	$—	$16,020	$—		$—	$23,197		$16,020

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3, if any, were due to a change in observable and/or unobservable inputs.
***	Represents the interest in securities that were determined to have a fair value of zero at May 31, 2013.

The net aggregate direct and/or indirect exposure to investments in securities using Level 3 inputs (based on the Funds’ net assets) as of May 31, 2013 were as follows:

Fund Name	Level 3 securities
Currency Hedged International Equity Fund	0.0	%^
Developed World Stock Fund	—
Flexibible Equities Fund	—
International Core Equity Fund	0.0	%^
International Growth Equity Fund	0.0	%^
International Intrinsic Value Extended Markets Fund	—
International Intrinsic Value Fund	0.0	%^
International Small Companies Fund	0.0	%^
Resources Fund	—
Risk Premium Fund	—
Tax-Managed International Equities Fund	0.0	%^

^	Rounds to 0.0%.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Currency Hedged Interna- tional Equity Fund	Developed World Stock Fund	Flexible Equities Fund	Interna- tional Core Equity Fund	Interna- tional Growth Equity Fund	Interna- tional Intrinsic Value Extended Markets Fund	Interna- tional Intrinsic Value Fund	Interna- tional Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed Interna- tional Equities Fund
Market Risk – Equities Risk	X	X	X	X	X	X	X	X	X	X	X
Options Risk										X
Liquidity Risk	X		X			X		X	X	X	X
Smaller Company Risk	X		X	X	X	X	X	X	X		X
Derivatives Risk	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X		X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments										X
Credit Risk										X
Short Sales Risk			X
Natural Resources Risk									X
Commodities Risk									X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X
Non-Diversified Funds	X	X	X			X			X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities Risk — Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility and the market prices of equities can decline in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and, as a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or will decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on selling put options on stock indices, the Fund’s shares are expected to decline in value when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise rapidly because the Fund does not have exposure to the upside of the equity markets.

• OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by the Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option because the holder may only exercise the option on its expiration date. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict the Fund’s ability to purchase or sell options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to the Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, the Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income. Due to Risk Premium Fund’s primary investment strategy of selling put options on various stock indices, a substantial portion of that Fund’s income could consist of short-term capital gains.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”) have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of those instruments. In addition, a liquid market may not exist when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by the Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option that it has sold, the Fund may temporarily be leveraged in relation to its assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. The Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the assets, rates or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

A Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund in respect of taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. Dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. Dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. Dollars, in which case the Manager may decide to purchase U.S. Dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as U.S.Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government), are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

Because Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to a relatively small number of U.S. and/or international stock indices, the Fund is subject to additional risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest cost based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET RISK – Fixed Income Investments. Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, resulting in differences between the prices realized on their sale and the value at which they are carried on the books of a Fund. See “Credit Risk” below and “Liquidity Risk” above for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. The price of a Fund’s inflation-indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation).

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of principal of fixed income securities guaranteed by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued by emerging countries.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” above for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by a change in their yield relative to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• SHORT SALES RISK. Some Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes.

In implementing its principal investment strategy, Flexible Equities Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Fund does not own involves a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Flexible Equities Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own.

• NATURAL RESOURCES RISK. Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. Certain Funds are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls), also could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent that a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable income to shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some of their underlying Funds (e.g., many of the Fixed Income Funds) invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Many of the Funds that invest in shares of other GMO Funds are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940 Act, as amended (the “1940 Act”). This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act:

•	Currency Hedged International Equity Fund
•	Developed World Stock Fund
•	Flexible Equities Fund
•	International Intrinsic Value Extended Markets Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

In addition, Currency Hedged International Equity Fund invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

Temporary Defensive Positions. The Funds (other than Flexible Equities Fund) normally do not take temporary defensive positions. Flexible Equities Fund may, from time to time, take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as substitutes for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

While the Manager expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if the Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore be subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, will be required to be cleared. The Funds will hold cleared derivatives transactions through clearing members, who are futures commission merchants who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2013, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Currency Hedged Interna- tional Equity Fund	Developed World Stock Fund	Flexible Equities Fund	Interna- tional Core Equity Fund	Interna- tional Growth Equity Fund	Interna- tional Intrinsic Value Extended Markets Fund	Interna- tional Intrinsic Value Fund	Interna- tional Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed Interna- tional Equities Fund
Forward currency contracts
Adjust exposure to foreign currencies		X	X	X	X	X	X	X			X
To manage against anticipated currency exchange rate changes		X	X	X	X	X	X	X			X
To hedge foreign currency exposure in the underlying Funds’ investments relative to the U.S. Dollar	X
Futures contracts
Adjust exposure to certain securities markets		X		X	X	X	X	X
Maintain the diversity and liquidity of the portfolio		X	X	X	X	X	X	X
Options (Written)
Used written put option contracts as a substitute for direct equity investment										X
Swap agreements
To achieve returns comparable to holding and lending a direct equity position
Rights and/or warrants
Received as a result of corporate actions		X		X	X	X	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended May 31, 2013, investment activity in options contracts written by the Funds were as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Risk Premium Fund
Outstanding, beginning of period	—	12,048	$10,179,773	—	—	$—
Options written	—	42,409	42,035,099	—	—	—
Options bought back	—	(13,134)	(10,902,965)	—	—	—
Options expired	—	(27,201)	(27,932,962)	—	—	—
Options exercised	—	(75)	(363,366)	—	—	—

Outstanding, end of period	—	14,047	$13,015,579	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close) and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair values of Derivatives Instruments as of May 31, 2013:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Currency Hedged International Equity Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$2,286,651	$—	$—	$2,286,651

Total	$—	$—	$2,286,651	$—	$—	$2,286,651

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(24,841,369)	$—	$—	$(24,841,369)

Total	$—	$—	$(24,841,369)	$—	$—	$(24,841,369)

Developed World Stock Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$747,625	$—	$—	$747,625
Unrealized Appreciation on Futures Contracts*	—	556,644	—	—	—	556,644

Total	$—	$556,644	$747,625	$—	$—	$1,304,269

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(674,536)	$—	$—	$(674,536)
Unrealized Depreciation on Futures Contracts*	—	(50,787)	—	—	—	(50,787)

Total	$—	$(50,787)	$(674,536)	$—	$—	$(725,323)

Flexible Equities Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$4,225	$—	$—	$4,225

Total	$—	$—	$4,225	$—	$—	$4,225

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(9,129,755)	$—	$—	$(9,129,755)
Unrealized Depreciation on Futures Contracts*	—	(3,017,762)	—	—	—	(3,017,762)

Total	$—	$(3,017,762)	$(9,129,755)	$—	$—	$(12,147,517)

International Core Equity Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$75,836	$—	$—	$—	$75,836
Unrealized Appreciation on Forward Currency Contracts	—	—	14,768,478	—	—	14,768,478
Unrealized Appreciation on Futures Contracts*	—	3,290,253	—	—	—	3,290,253

Total	$—	$3,366,089	$14,768,478	$—	$—	$18,134,567

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(11,722,961)	$—	$—	$(11,722,961)
Unrealized Depreciation on Futures Contracts*	—	(2,010,820)	—	—	—	(2,010,820)

Total	$—	$(2,010,820)	$(11,722,961)	$—	$—	$(13,733,781)

International Growth Equity Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$96,651	$—	$—	$—	$96,651
Unrealized Appreciation on Forward Currency Contracts	—	—	5,769,868	—	—	5,769,868
Unrealized Appreciation on Futures Contracts*	—	6,317,079	—	—	—	6,317,079

Total	$—	$6,413,730	$5,769,868	$—	$—	$12,183,598

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,979,033)	$—	$—	$(1,979,033)
Unrealized Depreciation on Futures Contracts*	—	(2,619,910)	—	—	—	(2,619,910)

Total	$—	$(2,619,910)	$(1,979,033)	$—	$—	$(4,598,943)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Intrinsic Value Extended Markets Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$961,741	$—	$—	$961,741
Unrealized Appreciation on Futures Contracts*	—	1,045,049	—	—	—	1,045,049

Total	$—	$1,045,049	$961,741	$—	$—	$2,006,790

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(773,105)	$—	$—	$(773,105)
Unrealized Depreciation on Futures Contracts*	—	(57,807)	—	—	—	(57,807)

Total	$—	$(57,807)	$(773,105)	$—	$—	$(830,912)

International Intrinsic Value Fund
Assets:
Investments, at value (rights and/or warrants)	$—	$0 **	$—	$—	$—	$0 **
Unrealized Appreciation on Forward Currency Contracts	—	—	9,191,348	—	—	9,191,348
Unrealized Appreciation on Futures Contracts*	—	27,317,045	—	—	—	27,317,045

Total	$—	$27,317,045	$9,191,348	$—	$—	$36,508,393

Liabilities:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(14,818,702)	$—	$—	$(14,818,702)
Unrealized Depreciation on Futures Contracts*	—	(2,087,308)	—	—	—	(2,087,308)

Total	$—	$(2,087,308)	$(14,818,702)	$—	$—	$(16,906,010)

International Small Companies Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$177,498	$—	$—	$—	$177,498
Unrealized Appreciation on Forward Currency Contracts	—	—	440,564	—	—	440,564
Unrealized Appreciation on Futures Contracts*	—	918,411	—	—	—	918,411

Total	$—	$1,095,909	$440,564	$—	$—	$1,536,473

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(327,116)	$—	$—	$(327,116)
Unrealized Depreciation on Futures Contracts*	—	(101,892)	—	—	—	(101,892)

Total	$—	$(101,892)	$(327,116)	$—	$—	$(429,008)

Risk Premium Fund
Liability:
Written Options, at value	$—	$(27,447,551)	$—	$—	$—	$(27,447,551)

Total	$—	$(27,447,551)	$—	$—	$—	$(27,447,551)

Tax-Managed International Equities Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$61,082	$—	$—	$—	$61,082
Unrealized Appreciation on Forward Currency Contracts	—	—	768,736	—	—	768,736

Total	$—	$61,082	$768,736	$—	$—	$829,818

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(691,502)	$—	$—	$(691,502)

Total	$—	$—	$(691,502)	$—	$—	$(691,502)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.
**	Represents an interest in securities that were determined to have a fair value of zero at May 31, 2013.

The average volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants) or, number of contracts (options) outstanding at each month-end, was as follows for the period ended May 31, 2013:

	Forward Currency Contracts ($)	Futures Contracts ($)	Options ($)	Rights/ Warrants ($)
Currency Hedged International Equity Fund	2,160,351,250	—	—	—
Developed World Stock Fund	75,548,467	19,264,430	—	15,949
Flexible Equities Fund	592,470,308	41,087,939	—	—
International Core Equity Fund	1,184,845,242	267,809,516	—	38,432
International Growth Equity Fund	379,839,085	175,169,290	—	34,014
International Intrinsic Value Extended Markets Fund	109,602,716	21,775,595	—	32,751
International Intrinsic Value Fund	1,812,865,400	740,336,314	—	20
International Small Companies Fund	53,734,119	32,691,011	—	65,523
Resources Fund	—	—	—	1,271	*
Risk Premium Fund	—	—	14,019	—
Tax-Managed International Equities Fund	72,178,987	—	—	20,364

*	During the period ended May 31, 2013, the Fund did not hold this investment type at any month-end, therefore, the average amount outstanding was calculated using daily outstanding absolute values.

Subsequent Events

The Board of Trustees of GMO Trust approved the liquidation of GMO International Intrinsic Value Extended Markets Fund and the Fund liquidated on June 13, 2013.

The Board of Trustees of GMO Trust approved the liquidation of GMO Flexible Equities Fund and the Fund is expected to liquidate on July 19, 2013.

Subsequent to May 31, 2013, GMO International Core Equity Fund received redemption requests in the amount of $1,288,677,695.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 89.2%

	Brazil — 6.4%
214,560	Banco do Brasil SA	2,522,468
11,805	Banco Santander Brasil SA	83,502
78,295	Banco Santander Brasil SA ADR	558,243
15,300	BM&FBOVESPA SA	99,224
7,900	BR Malls Participacoes SA	80,630
11,800	BR Properties SA	113,769
7,100	Brasil Brokers Participacoes SA	22,177
79,252	Cielo SA	2,004,427
10,450	Duratex SA	71,137
1,900	Fibria Celulose SA *	20,856
200	Fleury SA	1,868
64,500	Gerdau SA	363,787
7,455	Localiza Rent a Car SA	113,854
4,700	LPS Brasil Consultoria de Imoveis SA	41,036
3,200	Multiplan Empreendimentos Imobiliarios SA	82,921
5,800	Multiplus SA	93,670
7,500	Qualicorp SA *	66,358
3,800	Totvs SA	65,610
21,800	Vale SA	311,458
122,400	Vale SA Sponsored ADR	1,762,560

	Total Brazil	8,479,555

	China — 22.5%
224,200	Agile Property Holdings Ltd	271,074
1,067,802	Agricultural Bank of China Ltd-Class H	499,217
48,000	Air China Ltd-Class H	39,467
13,500	Anhui Conch Cement Co Ltd-Class H	43,932
100	Baidu Inc Sponsored ADR *	9,664
4,447,000	Bank of China Ltd-Class H	2,088,843
646,100	Bank of Communications Co Ltd-Class H	491,850
39,450	Beijing Enterprises Holdings Ltd	321,933
66,000	Brilliance China Automotive Holdings Ltd *	75,667
955,000	China CITIC Bank Corp-Class H	511,255
419,900	China Coal Energy Co Ltd-Class H	273,427
856,840	China Communications Construction Co Ltd-Class H	794,968
627,160	China Communications Services Corp Ltd-Class H	410,438
3,707,720	China Construction Bank-Class H	2,994,022
37,000	China Life Insurance Co Ltd-Class H *	94,693
12,000	China Mengniu Dairy Co Ltd	42,057
110,000	China Merchants Bank Co Ltd-Class H	220,140
319,500	China Minsheng Banking Corp Ltd	390,356
463,464	China Mobile Ltd	4,885,953
3,682	China Mobile Ltd Sponsored ADR	190,728
198,000	China National Building Material Co Ltd-Class H	209,648
44,000	China Oilfield Services Ltd-Class H	92,511
193,600	China Overseas Land & Investment Ltd	572,652
1,105,083	China Petroleum & Chemical Corp-Class H	1,129,823

Shares	Description	Value ($)
	China — continued
32,000	China Resources Cement Holdings Ltd	16,821
34,000	China Resources Land Ltd	103,877
136,000	China Shenhua Energy Co Ltd-Class H	443,658
16,000	China State Construction International Holdings Ltd	25,598
300	China Telecom Corp Ltd ADR	13,935
3,001,900	China Telecom Corp Ltd-Class H	1,426,334
360,000	China Unicom Hong Kong Ltd	492,778
10,300	China Unicom Hong Kong Ltd ADR	139,565
338,200	Citic Pacific Ltd	397,658
697,000	CNOOC Ltd	1,219,173
1,649	CNOOC Ltd ADR	286,662
108,991	Cosco Pacific Ltd	159,853
277,000	Country Garden Holdings Co	158,686
1,379	Ctrip.com International Ltd ADR *	42,956
597,800	Dongfeng Motor Group Co Ltd-Class H	938,651
1,588,000	Evergrande Real Estate Group Ltd	633,423
30,000	Geely Automobile Holdings Ltd	14,743
31,000	Great Wall Motor Co Ltd-Class H	146,841
156,800	Guangzhou R&F Properties Co Ltd-Class H	290,569
318,000	Hopson Development Holdings Ltd *	550,913
72,000	Huaneng Power International Inc-Class H	73,247
4,250,000	Industrial and Commercial Bank of China Ltd-Class H	2,984,422
16,100	Inner Mongolia Yitai Coal Co Ltd-Class B	82,041
76,000	Jiangsu Expressway Co Ltd	92,561
36,000	Jiangxi Copper Co Ltd-Class H	69,092
26,000	Kunlun Energy Co Ltd	49,621
144,000	Lenovo Group Ltd	147,346
120,500	Longfor Properties	203,802
5,200	New Oriental Education & Technology Group Inc Sponsored ADR	116,116
700	PetroChina Co Ltd ADR	80,976
86,653	PetroChina Co Ltd-Class H	100,381
68,600	PICC Property & Casualty Co Ltd-Class H	80,844
17,500	Ping An Insurance (Group) Co of China Ltd-Class H	129,536
69,000	Shanghai Industrial Holdings Ltd	210,836
243,396	Shimao Property Holdings Ltd	523,041
210,251	Sino-Ocean Land Holdings Ltd	128,456
56,500	Sun Art Retail Group Ltd	79,520
580,000	Yangzijiang Shipbuilding Holdings Ltd	402,493
700	Yanzhou Coal Mining Co Ltd Sponsored ADR	7,042
130,000	Yanzhou Coal Mining Co Ltd-Class H	131,114
12,000	Zhejiang Expressway Co Ltd-Class H	10,590

	Total China	29,860,089

	Czech Republic — 1.6%
59,526	CEZ AS	1,649,232
1,261	Komercni Banka AS	238,360
3,575	Pegas Nonwovens SA	99,347

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Czech Republic — continued
282	Philip Morris CR AS	156,084

	Total Czech Republic	2,143,023

	Egypt — 0.9%
14,835	Alexandria Mineral Oils Co	148,379
36,806	ElSwedy Electric Co	110,287
8,570	Orascom Construction Industries *	288,683
30,403	Orascom Telecom Holding SAE GDR (Registered Shares) *	98,404
1,170,780	Orascom Telecom Media And Technology Holding SAE	81,935
19,791	Oriental Weavers Co	66,522
34,712	Sidi Kerir Petrochemicals Co	65,124
131,908	South Valley Cement *	75,181
131,514	Telecom Egypt Co	255,385

	Total Egypt	1,189,900

	France — 0.3%
785	Casino Guichard-Perrachon SA	82,115
4,169	Danone SA	307,820

	Total France	389,935

	Hungary — 0.1%
6,522	Magyar Telekom Telecommunications Plc	10,308
3,403	OTP Bank Plc	72,290

	Total Hungary	82,598

	India — 3.3%
2,755	Apollo Hospitals Enterprise Ltd	49,068
613	Bank of Baroda	7,218
3,285	Cadila Healthcare Ltd	44,700
42,791	Cairn India Ltd	214,690
9,898	Canara Bank Ltd	72,348
14,706	Cipla Ltd	96,819
1,435	Colgate-Palmolive India Ltd	36,931
8,699	Dewan Housing Finance Corp Ltd	24,922
505	Grasim Industries Ltd (a)	26,300
20,331	HCL Technologies Ltd	268,107
500	HDFC Bank Ltd ADR	20,120
43,717	Hindalco Industries Ltd	78,828
7,279	Indian Oil Corp Ltd	36,838
9,984	Infosys Technologies Ltd	423,349
14,060	Infosys Technologies Ltd Sponsored ADR	587,005
13,181	Kajaria Ceramics Ltd	57,228
5,991	Lupin Ltd	78,761
157,335	Manappuram Finance Ltd	48,335
25,799	Mphasis Ltd	224,308
27,006	Oil & Natural Gas Corp Ltd	155,436
17,790	Power Finance Corp	57,504
4,335	Punjab National Bank Ltd (a)	61,593
1,577	Reliance Industries Ltd	22,397

Shares	Description	Value ($)
	India — continued
52,260	Rural Electrification Corp Ltd	204,181
91,071	Sesa Goa Ltd	259,494
71,643	Steel Authority of India Ltd	71,092
86,939	Sterlite Industries India Ltd	142,481
3,100	Sterlite Industries India Ltd ADR	20,522
4,751	Sun Pharmaceutical Industries Ltd	86,903
8,415	Sun TV Network Ltd	61,769
18,998	Tata Consultancy Services Ltd	503,913
1,343	Ultratech Cement Ltd	44,698
3,873	Union Bank of India	15,010
26,298	Wipro Ltd	154,016
8,746	Wipro Ltd ADR	66,732

	Total India	4,323,616

	Indonesia — 6.5%
1,023,000	ACE Hardware Indonesia Tbk PT	99,104
4,218,500	Astra International Tbk PT	3,032,915
17,900	Bank Central Asia Tbk PT	18,822
194,816	Bank Danamon Indonesia Tbk PT	114,112
1,028,672	Bank Mandiri Persero Tbk PT	1,015,845
289,000	Bank Negara Indonesia Persero Tbk PT	143,264
1,215,500	Bank Rakyat Indonesia Persero Tbk PT	1,099,096
1,116,500	Global Mediacom Tbk PT	295,859
114,000	Indosat Tbk PT	60,402
929,000	Kalbe Farma Tbk PT	137,131
310,000	Lippo Karawaci Tbk PT	58,233
1,325,500	Media Nusantara Citra Tbk PT	450,753
242,715	Semen Gresik Persero Tbk PT	444,953
816,500	Telekomunikasi Indonesia Persero Tbk PT	916,795
15,200	Telekomunikasi Indonesia Tbk PT Sponsored ADR	687,040
19,500	XL Axiata Tbk PT	9,946

	Total Indonesia	8,584,270

	Malaysia — 0.4%
90,880	AMMB Holdings Berhad	215,376
110,100	CIMB Group Holdings Berhad	294,729
18,070	Hong Leong Bank Berhad	82,517

	Total Malaysia	592,622

	Mexico — 2.7%
16,300	Alsea SA	45,692
373,100	America Movil SAB de CV-Class L	374,319
97,140	America Movil SAB de CV-Class L ADR	1,934,058
30,900	Fibra Uno Administracion SA de CV (REIT)	107,270
12,600	Fomento Economico Mexicano SAB de CV	137,061
791	Fomento Economico Mexicano Sponsored ADR	85,895
19,600	Grupo Financiero Banorte SAB de CV-Class O	125,301
14,000	Grupo Financiero Santander Mexico SAB de CV *	221,480

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
58,600	Grupo Financiero Santander Mexico SAB de CV-Class B	189,169
3,800	Grupo Televisa SAB Sponsored ADR	99,104
30,700	Grupo Televisa SAB-Series CPO	160,488
50,300	Wal-Mart de Mexico SAB de CV-Class V	148,401

	Total Mexico	3,628,238

	Morocco — 0.1%
15,613	Maroc Telecom	187,905

	Netherlands — 0.0%
4,700	VimpelCom Ltd Sponsored ADR	46,765

	Peru — 1.2%
61,937	Compania de Minas Buenaventura SA ADR	1,111,769
1,078	Credicorp Ltd	148,354
10,500	Southern Copper Corp	327,075

	Total Peru	1,587,198

	Philippines — 1.6%
234,200	BDO Unibank Inc *	514,176
149,800	Bloomberry Resorts Corp *	42,775
127,300	First Gen Corp *	63,084
25,100	GT Capital Holdings Inc	444,209
1,901,800	Lopez Holding Corp *	271,735
130,847	Metropolitan Bank & Trust	389,923
4,755	Philippine Long Distance Telephone Co	347,184
84,500	Puregold Price Club Inc	68,817
3,120	San Miguel Corp	6,782

	Total Philippines	2,148,685

	Poland — 2.0%
142	Asseco Poland SA	1,822
318	Bank Handlowy W Warszawie SA	9,524
354	Jastrzebska Spolka Weglowa SA	8,581
59,503	KGHM Polska Miedz SA	2,658,345

	Total Poland	2,678,272

	Russia — 11.1%
7,100	CTC Media Inc	84,774
2,682	Eurasia Drilling Co Ltd GDR	109,135
6,614	Gazprom Neft JSC Sponsored ADR *	124,190
44,716	Gazprom Neft-Class S	169,273
574,644	Gazprom OAO Sponsored ADR *	4,285,319
46,022	KamAZ	43,534
53,832	Lukoil OAO Sponsored ADR	3,150,006
1,691	Magnit OJSC	379,593
876	Magnit OJSC GDR	47,459
2,908	Mail.ru Group Ltd GDR (Registered Shares)	81,052
14,600	Mobile Telesystems Sponsored ADR	281,342
16,393	Moscow Exchange MICEX-RTS	27,395

Shares	Description	Value ($)
	Russia — continued
108,860	Rosneft OJSC GDR (Registered)	714,666
607	Rostelecom OJSC	11,351
248,552	Sberbank Sponsored ADR *	3,022,010
1,855	Sistema JSFC Sponsored GDR (Registered Shares)	35,033
113,212	Surgutneftegas Sponsored ADR *	845,943
21,138	Tatneft Sponsored ADR *	725,943
230,998	VTB Bank OJSC GDR (Registered Shares) *	659,462

	Total Russia	14,797,480

	South Africa — 1.8%
82,147	African Bank Investments Ltd	130,202
2,950	African Rainbow Minerals Ltd	52,480
1,087	AngloGold Ashanti Ltd	19,721
3,671	AngloGold Ashanti Ltd Sponsored ADR	66,592
1,720	Bidvest Group Ltd	44,170
17,319	Coronation Fund Managers Ltd	107,451
13,902	Exxaro Resources Ltd	218,021
21,735	FirstRand Ltd	63,459
5,727	Gold Fields Ltd	34,796
9,100	Gold Fields Ltd Sponsored ADR	55,237
67,090	Growthpoint Properties Ltd	168,828
1,831	Kumba Iron Ore Ltd	93,905
18,261	MTN Group Ltd	330,572
2,850	Naspers Ltd-N Shares	209,817
2,515	Remgro Ltd	49,340
27,519	RMB Holdings Ltd	108,604
2,002	Sanlam Ltd	9,375
8,493	Sasol Ltd	378,777
1,300	Sasol Ltd Sponsored ADR	57,694
500	Sibanye Gold Ltd Sponsored ADR *	1,810
4,750	Sibanye Gold Ltd *	4,002
96,154	Telkom South Africa Ltd *	142,157
5,309	Vodacom Group Ltd	58,925

	Total South Africa	2,405,935

	South Korea — 14.3%
211	Cheil Industries Inc	16,991
8,090	Daewoo Securities Co Ltd	78,346
15,682	DGB Financial Group Inc	233,575
3,900	Dongbu Insurance Co Ltd	171,134
7,555	GS Holdings	365,701
45,751	Hana Financial Group Inc	1,525,793
15,877	Hanwha Corp	440,961
84	Honam Petrochemical Corp	12,075
1,350	Hyosung Corp	70,442
1,280	Hyundai Hysco	38,989
3,304	Hyundai Mobis	826,356
6,170	Hyundai Motor Co	1,147,479
7,323	Hyundai Steel Co	461,549
215	Hyundai Wia Corp	31,167

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
51,635	Industrial Bank of Korea	567,424
7,802	INTOPS Co Ltd	208,655
2,060	Kangwon Land Inc	63,191
32,596	KB Financial Group Inc	1,058,031
1,700	KB Financial Group Inc ADR	55,505
35,165	Kia Motors Corp	1,824,848
109	Korea Kumho Petrochemical Co Ltd	9,013
777	Korea Zinc Co Ltd	222,298
19,440	KT Corp	664,573
29,500	KT Corp Sponsored ADR	497,370
1,257	LG Chem Ltd	299,333
16,398	LG Uplus Corp *	169,291
101	Lotte Shopping Co Ltd	32,554
5,384	POSCO	1,524,119
777	POSCO ADR	54,895
47,580	Samho International Co Ltd *	91,496
934	Samsung Fire & Marine Insurance Co Ltd	188,191
1,293	Samsung Life Insurance Co Ltd	120,113
570	Samsung Securities Co Ltd	25,449
1,223	Samsung Electronics Co Ltd	1,647,822
25,593	Shinhan Financial Group Co Ltd	912,452
8,227	SK Innovation Co Ltd	1,066,781
73	SK Telecom Co Ltd	13,478
68,339	SK Telecom Co Ltd ADR	1,387,282
81,274	Woori Finance Holdings Co Ltd	846,529

	Total South Korea	18,971,251

	Taiwan — 5.1%
13,871	Asustek Computer Inc	151,870
741,000	AU Optronics Corp *	337,036
2,400	AU Optronics Corp Sponsored ADR *	10,704
46,900	Cheng Shin Rubber Industry Co Ltd	139,683
288,884	Chunghwa Telecom Co Ltd	918,244
1,199,577	Compal Electronics Inc	732,620
38,000	Delta Electronics Inc	181,199
198,914	Far EasTone Telecommunications Co Ltd	474,035
64,000	Fubon Financial Holding Co Ltd	84,179
7,000	Giant Manufacturing Co Ltd	48,524
244,600	Hon Hai Precision Industry Co Ltd	618,797
28,000	Innolux Display Corp *	18,685
1,640	Largan Precision Co Ltd	52,863
193,669	Lite-On Technology Corp	308,090
3,793	Novatek Microelectronics Corp Ltd	19,147
145,100	Powertech Technology Inc	260,995
830,200	ProMOS Technologies Inc * (a)	—
238,715	Quanta Computer Inc	511,232
36,000	Sinopac Holdings Co	17,587
765,898	Taishin Financial Holding Co Ltd	327,608
143,928	Taiwan Mobile Co Ltd	524,604
54,660	Taiwan Semiconductor Manufacturing Co Ltd	198,751
4,596	TPK Holding Co Ltd	90,466

Shares	Description	Value ($)
	Taiwan — continued
188,000	United Microelectronics Corp	82,592
20,400	United Microelectronics Corp Sponsored ADR	44,268
619,664	Wistron Corp	633,431

	Total Taiwan	6,787,210

	Thailand — 5.0%
108,590	Advanced Info Service Pcl(Foreign Registered)	939,156
13,200	Airports of Thailand Pcl (Foreign Registered)	80,401
145,700	Bangkok Dusit Medical Service Pcl (Foreign Registered)	810,416
41,200	Bank of Ayudhya Pcl (Foreign Registered) (a)	48,097
32,550	Banpu Pcl (Foreign Registered)	320,553
472,000	BTS Rail Mass Transit Growth Infrastructure Fund *	176,172
122,800	Charoen Pokphand Foods Pcl (Foreign Registered)	117,408
83,600	Electricity Generating Pcl (Foreign Registered)	433,181
477,200	Hemaraj Land and Development Pcl (Foreign Registered)	62,769
90,790	Home Product Center Pcl (Foreign Registered)	48,381
477,200	Jasmine International Pcl (Foreign Registered)	142,098
47,110	Kasikornbank Pcl (Foreign Registered) (a)	302,595
14,300	Kasikornbank Pcl NVDR	91,851
52,027	PTT Exploration & Production Pcl (Foreign Registered)	260,127
157,722	PTT Pcl (Foreign Registered)	1,690,508
47,480	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	85,427
5,400	Ratchaburi Electricity Generating Holding Pcl NVDR	9,805
636,900	Sansiri Pcl (Foreign Registered)	84,275
65,700	Shin Corp Pcl	192,424
38,200	Shin Corp Pcl (Foreign Registered) (a)	115,645
5,739	Siam Cement Pcl (Foreign Registered) (a)	87,695
12,200	Siam Cement Pcl NVDR	186,423
27,100	Thai Airways International Pcl (Foreign Registered)	29,965
20,300	Thai Airways International Pcl NVDR	22,446
89,900	Thai Oil Pcl (Foreign Registered)	188,962
113,000	Thai Tap Water Supply Pcl (Foreign Registered)	40,278
20,250	Total Access Communication Pcl (Foreign Registered) (a)	79,564
6,000	Total Access Communication Pcl NVDR	22,705

	Total Thailand	6,669,327

	Turkey — 1.5%
7,977	Arcelik AS	60,432
812	BIM Birlesik Magazalar AS	38,330

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
3,557	Bizim Toptan Satis Magazalari AS	61,074
27,459	Dogus Otomotiv Servis ve Ticaret AS	170,701
47,299	Haci Omer Sabanci Holding AS	301,959
5,777	Tofas Turk Otomobil Fabrikasi AS	43,143
89,679	Turk Telekomunikasyon AS	345,343
1,590	Turk Traktor ve Ziraat Makineleri AS	50,015
38,696	Turkcell Iletisim Hizmet AS *	238,126
61,158	Turkiye Garanti Bankasi AS	315,227
5,700	Turkiye IS Bankasi-Class C	21,086
38,231	Turkiye Vakiflar Bankasi TAO-Class D	120,988
24,685	Turkiye Halk Bankasi AS	263,923

	Total Turkey	2,030,347

	United Kingdom — 0.5%
2,424	British American Tobacco Plc	133,196
500	British American Tobacco Plc Sponsored ADR	54,885
600	Unilever Plc Sponsored ADR	25,206
11,277	Unilever Plc	473,694

	Total United Kingdom	686,981

	United States — 0.3%
4,441	Colgate-Palmolive Co.	256,867
2,000	Tupperware Brands Corp.	161,960

	Total United States	418,827

	TOTAL COMMON STOCKS (COST $126,729,126)	118,690,029

	PREFERRED STOCKS — 7.8%

	Brazil — 5.3%
32,543	Banco Bradesco SA 0.21%	519,643
28,300	Banco do Estado do Rio Grande do Sul SA-Class B 0.98%	217,885
65,200	Bradespar SA 2.43%	664,846
800	Braskem SA Sponsored ADR *	12,600
1,200	Companhia de Bebidas das Americas 2.32%	45,410
3,700	Companhia de Bebidas das Americas ADR 2.43%	140,859
36,400	Gerdau SA Sponsored ADR 0.62%	222,404
4,800	Gol Linhas Aereas Inteligentes SA *	20,977
2,300	Gol Linhas Aereas Inteligentes SA ADR *	10,258
77,913	Itau Unibanco Holding SA ADR 0.59%	1,171,812
155,134	Itausa-Investimentos Itau SA 0.65%	669,268
22,700	Klabin SA 2.09%	134,496
44,500	Metalurgica Gerdau SA 0.49%	341,780
8,000	Randon Participacoes SA 0.03%	48,483
14,400	Suzano Papel e Celulose SA 1.25%	51,568
19,400	Usinas Siderrurgicas de Minas Gerais SA *	80,705
49,400	Vale SA 0.35%	667,262
147,630	Vale SA Sponsored ADR 2.87%	1,990,052

	Total Brazil	7,010,308

Shares		Description	Value ($)
		Russia — 1.9%
	91,591	Sberbank 4.56%	208,212
	1,456,862	Surgutneftegaz OJSC *	881,005
	722	Transneft 0.94%	1,522,618

		Total Russia	2,611,835

		South Korea — 0.6%
	3,733	Hyundai Motor Co 2.15%	304,893
	527	Samsung Electronics Co Ltd (Non-Voting) 0.81%	456,943

		Total South Korea	761,836

		TOTAL PREFERRED STOCKS (COST $12,003,914)	10,383,979

		INVESTMENT FUNDS — 1.5%

		United States — 1.5%
	49,245	iShares MSCI Emerging Markets Index Fund	2,029,387

		TOTAL INVESTMENT FUNDS (COST $2,101,712)	2,029,387

		RIGHTS/WARRANTS — 0.0%

		China — 0.0%
	7,546	PICC Property & Casualty Co Ltd-Class H, Expires 06/30/13 *	3,733

		TOTAL RIGHTS/WARRANTS (COST $3,999)	3,733

		MUTUAL FUNDS — 0.8%

		United States — 0.8%
		Affiliated Issuers
	40,707	GMO U.S. Treasury Fund	1,018,076

		TOTAL MUTUAL FUNDS (COST $1,018,076)	1,018,076

		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
USD	79,685	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/03/13	79,685
EUR	8	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.00%, due 06/03/13 (b)	10
HKD	2,242	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	289
SGD	29,089	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	22,953
USD	270,990	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	270,990

		Total Time Deposits	373,927

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Time Deposits — continued

	TOTAL SHORT-TERM INVESTMENTS (COST $373,927)	373,927

	TOTAL INVESTMENTS — 99.6% (Cost $142,230,754)	132,499,131
	Other Assets and Liabilities (net) — 0.4%	471,000

	TOTAL NET ASSETS — 100.0%	$132,970,131

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	Rounds to 0.00%.

Currency Abbreviations:

EUR - Euro

HKD - Hong Kong Dollar

SGD - Singapore Dollar

USD - United States Dollar

Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 91.6%

	Belgium — 0.9%
225,254	Anheuser-Busch InBev NV	20,742,593

	Brazil — 2.9%
1,563,975	Localiza Rent a Car SA	23,885,340
814,100	LPS Brasil Consultoria de Imoveis SA	7,107,886
1,201,900	Multiplus SA	19,410,646
1,229,200	Qualicorp SA *	10,875,591
435,500	Smiles SA *	5,038,608

	Total Brazil	66,318,071

	China — 8.2%
3,989,500	Beijing Enterprises Holdings Ltd	32,556,434
12,964,000	Brilliance China Automotive Holdings Ltd *	14,862,894
3,694,000	China Mengniu Dairy Co Ltd	12,946,617
1,973,530	China Mobile Ltd	20,805,445
78,100	China Mobile Ltd Sponsored ADR	4,045,580
6,136,000	Dongfeng Motor Group Co Ltd-Class H	9,634,596
2,175,000	Galaxy Entertainment Group Ltd *	11,290,628
3,152,000	Great Wall Motor Co Ltd-Class H	14,930,418
14,974,000	Jiangsu Expressway Co Ltd	18,236,909
1,196,400	New Oriental Education & Technology Group Inc Sponsored ADR	26,715,612
2,367,200	Sands China Ltd	12,504,607
7,148,900	Sun Art Retail Group Ltd	10,061,614

	Total China	188,591,354

	France — 4.5%
166,953	Casino Guichard-Perrachon SA	17,464,140
942,688	Danone SA	69,603,763
96,723	L’Oreal SA	16,304,720

	Total France	103,372,623

	India — 2.6%
471,124	Apollo Hospitals Enterprise Ltd	8,390,940
571,954	Cadila Healthcare Ltd	7,782,766
239,487	Colgate-Palmolive India Ltd	6,163,347
1,484,844	Kajaria Ceramics Ltd	6,446,804
1,177,197	Lupin Ltd	15,476,091
12,584,578	Manappuram Finance Ltd	3,866,157
1,607,010	Sun TV Network Ltd	11,796,039

	Total India	59,922,144

	Indonesia — 5.3%
163,011,640	ACE Hardware Indonesia Tbk PT	15,791,897
24,747,350	Bank Mandiri Persero Tbk PT	24,438,761
21,312,000	Bank Negara Indonesia Persero Tbk PT	10,564,828
7,272,800	First Real Estate Investment Trust	7,447,481
54,566,500	Lippo Karawaci Tbk PT	10,250,208

Shares	Description	Value ($)
	Indonesia — continued
31,350,500	Media Nusantara Citra Tbk PT	10,661,135
15,335,700	Semen Gresik Persero Tbk PT	28,113,895
18,155,000	Sumber Alfaria Trijaya Tbk PT	13,172,883
1,434,500	Tempo Scan Pacific Tbk PT	698,315

	Total Indonesia	121,139,403

	Japan — 0.3%
255,500	Suzuki Motor Corp	6,216,116

	Malaysia — 2.3%
4,829,000	AMMB Holdings Berhad	11,444,205
15,816,700	CIMB Group Holdings Berhad	42,340,137

	Total Malaysia	53,784,342

	Mexico — 2.9%
2,451,300	Alsea SA	6,871,486
6,470,500	Fibra Uno Administracion SA de CV (REIT)	22,462,495
1,407,400	Grupo Financiero Santander Mexico SAB de CV *	22,265,068
407,600	Grupo Televisa SAB Sponsored ADR	10,630,208
1,033,400	Grupo Televisa SAB-Series CPO	5,402,236

	Total Mexico	67,631,493

	Nigeria — 0.7%
2,349,249	Nestle Nigeria Plc	15,378,121

	Panama — 2.8%
487,800	Copa Holdings SA-Class A	64,057,896

	Peru — 0.7%
126,100	Credicorp Ltd	17,353,882

	Philippines — 9.2%
9,211,324	BDO Unibank Inc *	20,223,066
24,988,800	Bloomberry Resorts Corp *	7,135,520
26,717,150	First Gen Corp *	13,239,761
34,021,040	GMA Holdings Inc	7,872,959
2,971,520	GT Capital Holdings Inc	52,588,660
80,148,600	LT Group Inc *	46,737,734
4,559,700	Metropolitan Bank & Trust	13,587,888
168,979	Philippine Long Distance Telephone Co	12,337,911
81,350	Philippine Long Distance Telephone Co Sponsored ADR	5,855,573
1,632,660	Philippine National Bank *	3,697,620
16,700,000	Philweb Corp	6,236,113
16,796,397	Puregold Price Club Inc	13,679,044
1,120,870	Semirara Mining Corp	7,365,162

	Total Philippines	210,557,011

Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Russia — 3.3%
1,381,700	CTC Media Inc	16,497,498
34,604	Magnit OJSC	7,767,853
185,671	Magnit OJSC GDR	10,059,143
590,584	Mail.ru Group Ltd GDR (Registered Shares)	16,460,739
1,035,700	Mobile Telesystems Sponsored ADR	19,957,939
3,053,777	Moscow Exchange MICEX-RTS	5,103,295

	Total Russia	75,846,467

	South Africa — 1.5%
331,396	Bidvest Group Ltd	8,510,243
2,527,693	Coronation Fund Managers Ltd	15,682,401
3,751,036	Growthpoint Properties Ltd	9,439,269

	Total South Africa	33,631,913

	Switzerland — 1.8%
619,939	Nestle SA (Registered)	41,067,632

	Taiwan — 0.2%
799,000	Giant Manufacturing Co Ltd	5,538,679

	Thailand — 16.2%
5,516,700	Advanced Info Service Pcl(Foreign Registered)	47,711,979
2,467,600	Airports of Thailand Pcl (Foreign Registered)	15,030,094
1,201,400	Bangkok Bank Pcl NVDR	8,113,913
2,996,075	Bangkok Dusit Medical Service Pcl (Foreign Registered)	16,664,837
185,916,384	BTS Rail Mass Transit Growth Infrastructure Fund *	69,392,408
51	Charoen Pokphand Foods Pcl (Foreign Registered)	49
1,944,100	Electricity Generating Pcl (Foreign Registered)	10,073,538
79,944,200	Hemaraj Land and Development Pcl (Foreign Registered)	10,515,582
15,745,650	Home Product Center Pcl (Foreign Registered)	8,390,620
97,546,900	Jasmine International Pcl (Foreign Registered)	29,046,983
2,633,405	Kasikornbank Pcl NVDR	16,914,762
6,933,538	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	12,474,947
1,855,300	Ratchaburi Electricity Generating Holding Pcl NVDR	3,368,714
90,433,300	Sansiri Pcl (Foreign Registered)	11,966,254
8,860,200	Shin Corp Pcl	25,950,001
5,685,900	Shin Corp Pcl (Foreign Registered) (a)	17,213,227
1,524,400	Siam Cement Pcl NVDR	23,293,772
5,003,800	Thai Airways International Pcl (Foreign Registered)	5,532,747
3,765,500	Thai Airways International Pcl NVDR	4,163,547

Shares	Description	Value ($)
	Thailand — continued
2,929,300	Total Access Communication Pcl (Foreign Registered) (a)	11,509,426
2,294,000	Total Access Communication Pcl NVDR	8,680,830
2,977,800	Toyo-Thai Corp Pcl (Foreign Registered)	5,318,283
2,088,075	VGI Global Media Pcl (Foreign Registered)	10,036,452

	Total Thailand	371,362,965

	Turkey — 5.4%
130,061	BIM Birlesik Magazalar AS	6,139,398
674,005	Bizim Toptan Satis Magazalari AS	11,572,772
4,259,959	Dogus Otomotiv Servis ve Ticaret AS	26,482,394
2,113,447	Pegasus Hava Tasimaciligi AS *	23,645,776
280,177	Turk Traktor ve Ziraat Makineleri AS	8,813,210
4,821,312	Turkiye Garanti Bankasi AS	24,850,469
2,179,972	Turkiye Halk Bankasi AS	23,307,455

	Total Turkey	124,811,474

	United Kingdom — 11.6%
751,820	British American Tobacco Plc	41,311,559
1,716,304	Diageo Plc	50,699,445
5,542,423	HSBC Holdings Plc	60,806,146
176,700	Unilever Plc Sponsored ADR	7,423,167
2,502,060	Unilever Plc	105,099,856

	Total United Kingdom	265,340,173

	United States — 8.3%
1,308,700	Abbott Laboratories	47,990,029
1,125,880	Colgate-Palmolive Co.	65,120,899
185,500	Cummins, Inc.	22,191,365
76,400	Mead Johnson Nutrition Co.	6,193,748
390,800	Tupperware Brands Corp.	31,646,984
250,800	Yum! Brands, Inc.	16,991,700

	Total United States	190,134,725

	TOTAL COMMON STOCKS (COST $1,929,266,054)	2,102,799,077

	PREFERRED STOCKS — 1.3%

	Brazil — 0.7%
714,400	Gol Linhas Aereas Inteligentes SA *	3,122,039
621,800	Gol Linhas Aereas Inteligentes SA ADR *	2,773,228
1,532,000	Randon Participacoes SA 0.03%	9,284,415

	Total Brazil	15,179,682

	Russia — 0.6%
6,052,667	Sberbank 4.56%	13,759,401

	TOTAL PREFERRED STOCKS (COST $31,949,154)	28,939,083

Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value		Description	Value ($)
		INVESTMENT FUNDS — 0.2%

		Thailand — 0.2%
	13,255,583	CPN Commercial Growth Leasehold Property Fund	5,768,144

		TOTAL INVESTMENT FUNDS (COST $5,812,739)	5,768,144

		DEBT OBLIGATIONS — 0.3%

		India — 0.3%
	7,750,000	Jaiprakash Associates Ltd, 5.75%, due 09/08/17	7,688,469

		TOTAL DEBT OBLIGATIONS (COST $8,384,793)	7,688,469

		MUTUAL FUNDS — 4.8%

		United States — 4.8%
		Affiliated Issuers
	4,382,512	GMO U.S. Treasury Fund	109,606,617

		TOTAL MUTUAL FUNDS (COST $109,606,617)	109,606,617

		SHORT-TERM INVESTMENTS — 1.8%

		Time Deposits — 1.8%
USD	2,870,752	Australia and New Zealand Banking Group Ltd. (ANZ) Time Deposit, 0.06%, due 06/03/13	2,870,752

Par Value		Description	Value ($)
		Time Deposits — continued
USD	4,660,068	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.06%, due 06/03/13	4,660,068
USD	4,660,068	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/03/13	4,660,068
SGD	88,449	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	69,969
USD	4,660,068	Citibank (New York) Time Deposit, 0.06%, due 06/03/13	4,660,068
USD	4,660,068	DnB Nor Bank (Oslo) Time Deposit, 0.06%, due 06/03/13	4,660,068
USD	4,660,068	Nordea Bank Norge ASA (Oslo) Time Deposit, 0.06%, due 06/03/13	4,660,068
USD	4,660,068	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.06%, due 06/03/13	4,660,068
USD	4,660,068	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	4,660,068
USD	4,660,068	STD Charter Bank (London) Time Deposit, 0.06%, due 06/03/13	4,660,068

		Total Time Deposits	40,221,265

		TOTAL SHORT-TERM INVESTMENTS (COST $40,221,265)	40,221,265

		TOTAL INVESTMENTS — 100.0% (Cost $2,125,240,622)	2,295,022,655
		Other Assets and Liabilities (net) — (0.0%)	(32,982)

		TOTAL NET ASSETS — 100.0%	$2,294,989,673

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
25,015,655	USD	6/24/2013	JPM	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.20%	$(204,386)
15,018,940	USD	6/24/2013	JPM	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.60%	626,338
10,016,091	USD	6/24/2013	JPM	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.90%	404,488
25,018,341	USD	6/24/2013	JPM	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.60%	390,382
11,138,501	USD	6/24/2013	GS	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 1.00%	655,380
15,004,216	USD	6/24/2013	JPM	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.60%	436,183
11,007,401	USD	6/24/2013	JPM	MSCI Daily Total Return Thailand	1 month USD LIBOR BBA minus 0.60%	299,009

						$2,607,394

				Premiums to (Pay) Receive		$—

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

BBA - British Banks Association

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

MSCI - Morgan Stanley Capital International

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

REIT - Real Estate Investment Trust

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Counterparty Abbreviations:

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

SGD - Singapore Dollar

USD - United States Dollar

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 90.2%

	Brazil — 6.6%
14,359,400	Banco do Brasil SA	168,815,805
697,300	Banco Santander Brasil SA	4,932,344
5,526,700	Banco Santander Brasil SA ADR	39,405,371
1,283,700	BM&FBOVESPA SA	8,325,051
596,900	BR Malls Participacoes SA	6,092,181
478,000	BR Properties SA	4,608,600
552,590	Centrais Eletricas Brasileiras SA Sponsored ADR	1,425,682
5,594,532	Cielo SA	141,495,844
497,590	Duratex SA	3,387,273
16,000	Fibria Celulose SA *	175,628
71,200	Fibria Celulose SA Sponsored ADR *	781,776
3,191,765	Gerdau SA	18,001,924
619,000	Grupo BTG Pactual	9,499,734
391,410	Localiza Rent a Car SA	5,977,692
216,700	LPS Brasil Consultoria de Imoveis SA	1,892,002
264,600	Multiplan Empreendimentos Imobiliarios SA	6,856,523
598,200	Multiplus SA	9,660,911
135,300	Porto Seguro SA	1,679,090
1,440,300	Qualicorp SA *	12,743,340
105,800	Smiles SA *	1,224,075
178,102	Sul America SA	1,155,859
174,500	Totvs SA	3,012,891
2,405,600	Vale SA	34,368,923
8,497,000	Vale SA Sponsored ADR	122,356,800

	Total Brazil	607,875,319

	China — 22.6%
12,842,000	Agile Property Holdings Ltd	15,526,924
72,144,000	Agricultural Bank of China Ltd-Class H	33,728,616
1,320,000	Anton Oilfield Services Group/Hong Kong *	1,134,373
7,981	Baidu Inc Sponsored ADR *	771,284
298,404,152	Bank of China Ltd-Class H	140,166,265
21,517,203	Bank of Communications Co Ltd-Class A *	16,500,427
29,152,597	Bank of Communications Co Ltd-Class H	22,192,725
1,710,000	Beijing Enterprises Holdings Ltd	13,954,506
3,542,000	Brilliance China Automotive Holdings Ltd *	4,060,812
2,961,000	Chaowei Power Holdings Ltd *	1,341,089
52,423,390	China CITIC Bank Corp-Class H	28,064,646
25,874,700	China Coal Energy Co Ltd-Class H	16,848,901
45,030,550	China Communications Construction Co Ltd-Class H	41,778,919
41,403,700	China Communications Services Corp Ltd-Class H	27,096,168
17,969,856	China Construction Bank-Class A	14,029,547
249,340,606	China Construction Bank-Class H	201,345,125
14,109,600	China Eastern Airlines Corp Ltd-Class H *	4,627,422
10,510,000	China Everbright International Ltd	8,521,975

Shares	Description	Value ($)
	China — continued
12,152,000	China Everbright Ltd	19,712,447
2,411,000	China High Speed Transmission Equipment Group Co Ltd *	1,244,512
2,324,988	China Life Insurance Co Ltd-Class A	6,261,712
2,607,000	China Life Insurance Co Ltd-Class H	6,671,990
940,000	China Mengniu Dairy Co Ltd	3,294,483
8,645,500	China Merchants Bank Co Ltd-Class H	17,302,018
22,947,500	China Minsheng Banking Corp Ltd	28,036,577
29,324,237	China Mobile Ltd	309,143,408
726,600	China Mobile Ltd Sponsored ADR	37,637,880
2,836,000	China Oilfield Services Ltd-Class H	5,962,733
12,842,400	China Overseas Land & Investment Ltd	37,986,683
3,288,927	China Pacific Insurance Group Co Ltd-Class A	9,917,491
79,093,351	China Petroleum & Chemical Corp-Class H	80,864,041
1,063,000	China Railway Construction Corp Ltd-Class A	886,201
12,159,020	China Railway Construction Corp Ltd-Class H	11,970,545
48,222,000	China Railway Group Ltd-Class H	25,047,113
1,618,000	China Resources Land Ltd	4,943,304
5,558,942	China Shenhua Energy Co Ltd-Class A	18,483,730
8,142,500	China Shenhua Energy Co Ltd-Class H	26,562,395
14,930,000	China Southern Airlines Co Ltd-Class H	6,859,220
32,900	China Telecom Corp Ltd ADR	1,528,205
200,756,800	China Telecom Corp Ltd-Class H	95,388,316
25,223,200	China Unicom Hong Kong Ltd	34,526,231
899,100	China Unicom Hong Kong Ltd ADR	12,182,805
18,528,350	Citic Pacific Ltd	21,785,748
610,994	CITIC Securities Co Ltd-Class A	1,287,910
47,967,170	CNOOC Ltd	83,902,846
33,420	CNOOC Ltd ADR	5,809,733
78,300	Ctrip.com International Ltd ADR *	2,439,045
4,297,000	Datang International Power Generation Co Ltd	1,770,788
28,688,000	Dongfeng Motor Group Co Ltd-Class H	45,045,190
95,062,474	Evergrande Real Estate Group Ltd	37,918,607
1,269,000	Galaxy Entertainment Group Ltd *	6,587,497
1,077,500	Great Wall Motor Co Ltd-Class H	5,103,910
12,798,000	Guangzhou Automobile Group Co Ltd	13,493,070
3,103,240	Guangzhou R&F Properties Co Ltd-Class H	5,750,678
1,458,000	Harbin Power Equipment Co Ltd	1,202,262
14,348,440	Hopson Development Holdings Ltd *	24,857,668
4,236,000	Huaneng Power International Inc-Class H	4,309,337
22,620,981	Industrial and Commercial Bank of China Ltd-Class A	15,384,557
287,305,037	Industrial and Commercial Bank of China Ltd-Class H	201,750,493
3,502,000	Jiangsu Expressway Co Ltd	4,265,103
4,070,000	Kaisa Group Holdings Ltd *	1,150,512

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	China — continued
1,156,000	Kunlun Energy Co Ltd	2,206,207
5,923,000	Lee & Man Paper Manufacturing Ltd	3,915,777
5,647,600	Lenovo Group Ltd	5,778,829
3,237,268	Longfor Properties	5,475,192
4,766,800	Lonking Holdings Ltd *	1,073,819
718,341	New Oriental Education & Technology Group Inc Sponsored ADR	16,040,555
6,356,172	Peace Mark Holdings Ltd * (a) (b)	—
39,000	PetroChina Co Ltd ADR	4,511,520
15,601,121	PetroChina Co Ltd-Class H	18,072,737
3,916,800	PICC Property & Casualty Co Ltd-Class H	4,615,903
1,014,855	Ping An Insurance (Group) Co of China Ltd-Class A	6,522,271
1,061,000	Ping An Insurance (Group) Co of China Ltd-Class H	7,853,603
22,307,780	Poly Property Group Co Ltd *	14,921,289
603,600	Sands China Ltd	3,188,485
13,716,800	Shimao Property Holdings Ltd	29,476,420
14,356,000	Skyworth Digital Holdings Ltd	9,627,221
10,020,000	Sun Art Retail Group Ltd	14,102,501
7,412,540	Sunac China Holdings Ltd	5,361,708
676,784	Weichai Power Co Ltd-Class A	2,523,902
2,499,098	Weichai Power Co Ltd-Class H	9,265,646
31,002,000	Yangzijiang Shipbuilding Holdings Ltd	21,513,934
38,800	Yanzhou Coal Mining Co Ltd Sponsored ADR	390,328
10,720,000	Yanzhou Coal Mining Co Ltd-Class H	10,811,857
1,520,000	Zhuzhou CSR Times Electric Co Ltd-Class H	4,661,818

	Total China	2,079,830,240

	Czech Republic — 1.6%
4,187,528	CEZ AS	116,019,992
93,745	Komercni Banka AS	17,720,131
202,994	Pegas Nonwovens SA	5,641,085
3,760	Philip Morris CR AS	2,081,115

	Total Czech Republic	141,462,323

	Egypt — 0.9%
1,314,852	Al Ezz Steel Rebars SAE *	1,834,576
1,305,058	Alexandria Mineral Oils Co	13,053,091
1,600,668	ElSwedy Electric Co	4,796,282
498,581	Orascom Construction Industries *	16,794,841
3,877,253	Orascom Telecom Holding SAE GDR (Registered Shares) *	12,549,315
52,025,370	Orascom Telecom Media And Technology Holding SAE	3,640,923
6,816,674	Sidi Kerir Petrochemicals Co	12,788,993
10,307,146	South Valley Cement *	5,874,560
7,229,448	Telecom Egypt Co	14,038,745

	Total Egypt	85,371,326

Shares	Description	Value ($)
	France — 0.2%
47,928	Casino Guichard-Perrachon SA	5,013,515
227,909	Danone SA	16,827,756

	Total France	21,841,271

	Hungary — 0.1%
2,935,442	Magyar Telekom Telecommunications Plc	4,639,623
217,443	OTP Bank Plc	4,619,112

	Total Hungary	9,258,735

	India — 3.6%
1,165,758	Aban Offshore Ltd	6,087,516
107,057	Apollo Hospitals Enterprise Ltd	1,906,735
2,148,419	Aurobindo Pharma Ltd	6,476,009
130,939	Bayer Cropscience Ltd	3,177,235
145,593	Cadila Healthcare Ltd	1,981,132
2,558,975	Cairn India Ltd	12,838,821
1,247,127	Canara Bank Ltd	9,115,754
683,865	Cipla Ltd	4,502,317
65,419	Colgate-Palmolive India Ltd	1,683,599
3,225,068	Dena Bank (b)	4,886,392
62,037	Financial Technologies India Ltd	907,618
357,775	Gitanjali Gems Ltd	3,635,160
80,227	Grasim Industries Ltd (b)	4,178,165
977,303	HCL Technologies Ltd	12,887,810
6,416,987	Hexaware Technologies Ltd	9,082,942
2,643,488	Hindalco Industries Ltd	4,766,578
4,003,024	Housing Development & Infrastructure Ltd *	2,958,913
2,989,396	IFCI Ltd	1,347,245
269,420	Infosys Technologies Ltd	11,424,153
1,175,890	Infosys Technologies Ltd Sponsored ADR	49,093,407
1,951,149	Jai Balaji Industries Ltd *	866,143
381,323	Kajaria Ceramics Ltd	1,655,605
564,525	Kiri Industries Ltd *	76,095
288,532	Lupin Ltd	3,793,203
5,422,783	Manappuram Finance Ltd	1,665,954
1,536,571	Mphasis Ltd	13,359,652
1,608,389	Oil & Natural Gas Corp Ltd	9,257,282
302,860	Punjab National Bank Ltd (b)	4,303,106
422,046	Reliance Capital Ltd	2,438,977
75,098	Reliance Industries Ltd	1,066,565
2,345,414	Rural Electrification Corp Ltd	9,163,579
20,810,770	Satyam Computer Services Ltd *	40,558,459
6,304,748	Sesa Goa Ltd	17,964,459
330,160	Steel Authority of India Ltd	327,620
4,724,195	Sterlite Industries India Ltd	7,742,313
562,700	Sterlite Industries India Ltd ADR	3,725,074
219,608	Sun Pharmaceutical Industries Ltd	4,016,947
441,291	Sun TV Network Ltd	3,239,237
943,522	Tata Consultancy Services Ltd	25,026,464
702,057	Tech Mahindra Ltd	11,972,906

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	India — continued
715,391	Union Bank of India	2,772,529
2,406,481	Welspun Corp Ltd	1,935,672
1,533,798	Wipro Ltd	8,982,799

	Total India	328,848,141

	Indonesia — 6.6%
79,612,089	ACE Hardware Indonesia Tbk PT	7,712,492
266,537,500	Astra International Tbk PT	191,628,652
52,639,500	Bakrie Telecom Tbk PT *	269,318
2,248,000	Bank Central Asia Tbk PT	2,363,814
8,460,168	Bank Danamon Indonesia Tbk PT *	4,955,499
62,078,702	Bank Mandiri Persero Tbk PT	61,304,606
17,872,000	Bank Negara Indonesia Persero Tbk PT	8,859,545
83,615,000	Bank Rakyat Indonesia Persero Tbk PT	75,607,481
66,625,985	Bhakti Investama Tbk PT	3,662,965
1,927,960	First Real Estate Investment Trust	1,974,266
58,646,000	Gajah Tunggal Tbk PT	19,244,286
81,818,500	Global Mediacom Tbk PT	21,680,946
8,533,500	Harum Energy Tbk PT	3,403,362
7,499,000	Indomobil Sukses Internasional Tbk PT *	4,002,615
203,977,500	Kalbe Farma Tbk PT	30,109,400
15,533,500	Lippo Karawaci Tbk PT	2,917,937
8,094,000	Matahari Putra Prima Tbk PT	2,003,440
72,895,525	Media Nusantara Citra Tbk PT	24,789,048
12,669,958	Semen Gresik Persero Tbk PT	23,226,971
3,061,978	Sumber Alfaria Trijaya Tbk PT	2,221,706
358,285	Tambang Batubara Bukit Asam Persero Tbk PT	445,177
70,541,000	Telekomunikasi Indonesia Persero Tbk PT	79,205,880
834,200	Telekomunikasi Indonesia Tbk PT Sponsored ADR	37,705,840
1,934,000	Tempo Scan Pacific Tbk PT	941,471

	Total Indonesia	610,236,717

	Kazakhstan — 0.1%
790,289	KazMunaiGas Exploration Production JSC GDR (Registered Shares)	12,241,441

	Malaysia — 0.5%
4,448,830	AMMB Holdings Berhad	10,543,243
7,348,100	CIMB Group Holdings Berhad	19,670,321
1,534,236	Hong Leong Bank Berhad	7,006,116
18,580,827	Lion Industries Corp Berhad	7,008,683

	Total Malaysia	44,228,363

	Mexico — 2.5%
645,800	Alsea SA	1,810,307
48,056,700	America Movil SAB de CV-Class L	48,213,714
5,568,800	America Movil SAB de CV-Class L ADR	110,874,808
1,768,100	Fibra Uno Administracion SA de CV (REIT)	6,138,001

Shares	Description	Value ($)
	Mexico — continued
621,400	Fomento Economico Mexicano SAB de CV	6,759,501
48,400	Fomento Economico Mexicano Sponsored ADR	5,255,756
1,375,800	Grupo Financiero Banorte SAB de CV-Class O	8,795,344
1,305,674	Grupo Financiero Santander Mexico SAB de CV *	20,655,763
249,300	Grupo Televisa SAB Sponsored ADR	6,501,744
1,246,600	Grupo Televisa SAB-Series CPO	6,516,767
2,506,800	Wal-Mart de Mexico SAB de CV-Class V	7,395,877

	Total Mexico	228,917,582

	Morocco — 0.0%
286,335	Maroc Telecom	3,446,091

	Nigeria — 0.1%
533,521	Nestle Nigeria Plc	3,492,414

	Panama — 0.4%
257,962	Copa Holdings SA-Class A	33,875,570

	Peru — 1.2%
3,817,900	Compania de Minas Buenaventura SA ADR	68,531,305
71,600	Credicorp Ltd	9,853,592
1,110,200	Southern Copper Corp	34,582,730

	Total Peru	112,967,627

	Philippines — 1.6%
13,759,365	BDO Unibank Inc *	30,208,094
6,315,300	Bloomberry Resorts Corp *	1,803,326
7,391,100	First Gen Corp *	3,662,681
12,753,500	GMA Holdings Inc	2,951,344
1,290,000	GT Capital Holdings Inc	22,829,855
78,132,850	Lopez Holding Corp *	11,163,855
21,202,600	LT Group Inc *	12,364,052
7,653,022	Metropolitan Bank & Trust	22,805,976
148,266	Philippine Long Distance Telephone Co	10,825,563
96,912	Philippine Long Distance Telephone Co Sponsored ADR	6,975,726
735,215	Philippine National Bank *	1,665,102
23,175,588	Puregold Price Club Inc	18,874,279
307,170	Semirara Mining Corp	2,018,394

	Total Philippines	148,148,247

	Poland — 2.0%
171,276	Asseco Poland SA	2,197,759
6,859,884	Boryszew SA *	828,859
3,939,038	KGHM Polska Miedz SA	175,979,731
1,200,311	Synthos SA	1,950,140

	Total Poland	180,956,489

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Russia — 11.0%
347,444	Bashneft OAO-Class S	21,769,477
834,020	CTC Media Inc	9,958,199
199,566	Etalon Group Ltd *	757,740
146,279	Eurasia Drilling Co Ltd GDR	5,952,337
533,553	Gazprom Neft JSC Sponsored ADR *	10,018,439
1,386,807	Gazprom Neft-Class S	5,249,783
40,846,323	Gazprom OAO Sponsored ADR *	304,605,163
3,981,133	Lukoil OAO Sponsored ADR	232,957,944
89,806	Magnit OJSC	20,159,512
149,374	Mail.ru Group Ltd GDR (Registered Shares)	4,163,348
758,800	Mobile Telesystems Sponsored ADR	14,622,076
1,174,508	Moscow Exchange MICEX-RTS	1,962,770
8,642,792	Rosneft OJSC GDR (Registered)	56,739,929
135,000	RUSIA Petroleum-Class S * (b)	1,350
14,016,296	Sberbank Sponsored ADR *	170,416,574
7,003,064	Surgutneftegas Sponsored ADR *	52,328,337
1,323,348	Tatneft Sponsored ADR *	45,447,801
5,641,901	TNK-BP Holding-Class S *	7,243,118
586,299	Volga Gas Plc *	796,870
16,350,642	VTB Bank OJSC GDR (Registered Shares) *	46,678,418

	Total Russia	1,011,829,185

	South Africa — 1.9%
2,281,820	African Bank Investments Ltd	3,616,665
181,876	AngloGold Ashanti Ltd	3,299,744
348,900	AngloGold Ashanti Ltd Sponsored ADR	6,329,046
88,509	Bidvest Group Ltd	2,272,909
844,311	Coronation Fund Managers Ltd	5,238,304
953,250	Exxaro Resources Ltd	14,949,563
2,233,696	FirstRand Ltd	6,521,623
393,014	Gold Fields Ltd	2,387,887
862,900	Gold Fields Ltd Sponsored ADR	5,237,803
3,811,427	Growthpoint Properties Ltd	9,591,239
2,921,998	Investec Ltd	20,772,665
100,615	Kumba Iron Ore Ltd	5,160,160
1,130,225	MTN Group Ltd	20,460,036
123,443	Naspers Ltd-N Shares	9,087,868
59,900	Remgro Ltd	1,175,121
322,818	RMB Holdings Ltd	1,274,008
601,876	Sasol Ltd	26,842,873
83,900	Sasol Ltd Sponsored ADR	3,723,482
166,750	Sibanye Gold Ltd Sponsored ADR *	603,635
293,916	Sibanye Gold Ltd *	247,656
7,333,866	Telkom South Africa Ltd *	10,842,617
257,629	Vodacom Group Ltd	2,859,420
421,239	Wilson Bayly Holmes-Ovcon Ltd	6,530,181

	Total South Africa	169,024,505

Shares	Description	Value ($)
	South Korea — 14.0%
20,010	AtlasBX Co Ltd	743,290
865,000	BS Financial Group Inc	11,913,812
2,431	CJ O Shopping Co Ltd	684,041
716,630	DGB Financial Group Inc	10,673,831
257,100	Dongbu Insurance Co Ltd	11,281,660
289,126	Edu Ark Co Ltd * (b)	—
480,630	GS Holdings	23,264,942
2,854,978	Hana Financial Group Inc	95,213,323
680,080	Hankook Tire Co Ltd	11,504,761
1,012,405	Hanwha Corp	28,118,083
97,184	Hyosung Corp	5,070,972
32,960	Hyundai Hysco	1,003,963
368,330	Hyundai Marine & Fire Insurance Co Ltd	10,564,664
238,779	Hyundai Mobis	59,720,513
410,222	Hyundai Motor Co	76,291,942
478,661	Hyundai Steel Co	30,168,718
3,347,576	Industrial Bank of Korea	36,786,977
1,920,521	KB Financial Group Inc	62,338,022
151,100	KB Financial Group Inc ADR	4,933,415
2,322,482	Kia Motors Corp	120,522,597
553,250	KleanNara Co Ltd *	2,774,444
230,950	Kolon Corp	4,680,139
211,951	Kolon Industries Inc	9,459,289
49,343	Korea Zinc Co Ltd	14,116,926
1,609,826	KT Corp	55,033,299
1,316,600	KT Corp Sponsored ADR	22,197,876
493,400	KTB Securities Co Ltd *	1,632,624
83,467	LG Chem Ltd	19,876,267
1,148,648	LG Uplus Corp *	11,858,519
156,070	LIG Insurance Co Ltd	3,410,164
6,208	Lotte Shopping Co Ltd	2,000,917
349,540	Meritz Fire & Marine Insurance Co Ltd	4,057,336
21,009	O Media Holdings Co Ltd *	643,499
341,556	POSCO	96,688,709
59,500	POSCO ADR	4,203,675
285,330	Samsung Card Co	9,420,893
80,939	Samsung Electronics Co Ltd	109,054,050
94,598	Samsung Life Insurance Co Ltd	8,787,698
52,490	Seah Besteel Corp	1,538,053
1,634,047	Shinhan Financial Group Co Ltd	58,257,718
5,749	Shinsegae Co Ltd	1,101,462
32,887	SK Chemicals Co Ltd	1,243,284
18,762	SK Gas Co Ltd	1,356,115
579,416	SK Innovation Co Ltd	75,131,847
329,669	SK Telecom Co Ltd	60,865,300
1,969,100	SK Telecom Co Ltd ADR	39,972,730
66,730	SL Corp	936,957
2,087,901	Tong Yang Securities Inc	7,494,911
14,630	Woongjin Coway Co Ltd	718,137
5,239,760	Woori Finance Holdings Co Ltd	54,575,974

	Total South Korea	1,283,888,338

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Sri Lanka — 0.0%
27,986,667	Anilana Hotel & Properties (b) (c)	1,658,961

	Taiwan — 4.8%
3,579,000	Acer Inc *	2,865,560
2,337,743	Advantech Co Ltd	11,434,541
43,932,000	AU Optronics Corp *	19,981,981
2,394,000	Cheng Shin Rubber Industry Co Ltd	7,130,113
19,720,449	Chunghwa Telecom Co Ltd	62,683,256
64,677,311	Compal Electronics Inc	39,500,520
3,100,000	Delta Electronics Inc	14,782,021
9,682,000	E.Sun Financial Holdings Co Ltd	5,945,022
11,619,994	Far EasTone Telecommunications Co Ltd	27,691,805
3,912,000	Fubon Financial Holding Co Ltd	5,145,416
325,000	Giant Manufacturing Co Ltd	2,252,905
1,237,000	Highwealth Construction Corp	2,739,938
16,881,743	Hon Hai Precision Industry Co Ltd	42,707,949
9,616,740	Lite-On Technology Corp	15,298,376
1,470,000	Makalot Industrial Co Ltd	6,866,945
2,921,000	Neo Solar Power Corp *	2,467,268
9,782,749	Powertech Technology Inc	17,596,459
15,298,290	Quanta Computer Inc	32,762,814
57,800	Silicon Motion Technology Corp. ADR	649,672
52,775,530	Taishin Financial Holding Co Ltd	22,574,377
7,689,676	Taiwan Mobile Co Ltd	28,028,159
2,640,044	Taiwan Semiconductor Manufacturing Co Ltd	9,599,538
311,000	TPK Holding Co Ltd	6,121,641
16,792,000	United Microelectronics Corp	7,377,090
1,119,400	United Microelectronics Corp Sponsored ADR	2,429,098
39,432,272	Wistron Corp	40,308,367
3,100,970	Yungtay Engineering Co Ltd	6,815,859

	Total Taiwan	443,756,690

	Thailand — 5.2%
5,252,590	Advanced Info Service Pcl (Foreign Registered)	45,427,786
552,200	Airports of Thailand Pcl (Foreign Registered)	3,363,437
15,040,133	Bangchak Petroleum Pcl (Foreign Registered)	16,833,630
337,000	Bangkok Bank Pcl NVDR	2,276,002
8,247,086	Bangkok Dusit Medical Service Pcl (Foreign Registered)	45,872,130
4,128,800	Bank of Ayudhya Pcl (Foreign Registered) (b)	4,819,938
2,324,700	Banpu Pcl (Foreign Registered)	22,893,676
60,791,221	BTS Rail Mass Transit Growth Infrastructure Fund *	22,690,035
6,552,000	Charoen Pokphand Foods Pcl (Foreign Registered)	6,264,314
640,000	Charoen Pokphand Foods Pcl NVDR	611,899

Shares	Description	Value ($)
	Thailand — continued
7,692,871	Electricity Generating Pcl (Foreign Registered)	39,861,340
10,524,900	Esso Thailand Pcl (Foreign Registered)	3,058,870
6,769,101	Glow Energy Pcl (Foreign Registered)	15,638,511
20,961,000	Hemaraj Land and Development Pcl (Foreign Registered)	2,757,137
100,100	Hemaraj Land and Development Pcl NVDR	13,167
3,796,147	Home Product Center Pcl (Foreign Registered)	2,022,910
20,787,300	Jasmine International Pcl (Foreign Registered)	6,189,928
2,410,920	Kasikornbank Pcl (Foreign Registered) (b)	15,485,707
1,337,900	Kasikornbank Pcl NVDR	8,593,536
2,594,600	PTT Exploration & Production Pcl (Foreign Registered)	12,972,605
9,276,570	PTT Pcl (Foreign Registered)	99,428,867
4,431,352	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (b)	7,972,969
590,700	Ratchaburi Electricity Generating Holding Pcl NVDR	1,072,549
11,330,050	Saha Pathana Inter-Holding Pcl (Foreign Registered)	9,977,164
123,571,185	Sansiri Pcl (Foreign Registered)	16,351,102
2,962,192	Shin Corp Pcl	8,675,750
2,312,800	Shin Corp Pcl (Foreign Registered) (b)	7,001,662
28	Siam Cement Pcl (Foreign Registered) (b)	428
973,200	Siam Cement Pcl NVDR	14,871,096
3,108,050	Star Block Co Ltd (Foreign Registered) * (a) (b) (d)	—
1,402,300	Thai Airways International Pcl (Foreign Registered)	1,550,536
1,621,900	Thai Airways International Pcl NVDR	1,793,349
5,260,041	Thai Oil Pcl (Foreign Registered)	11,056,160
41,931,206	Thai Tap Water Supply Pcl (Foreign Registered)	14,945,919
1,195,810	Total Access Communication Pcl (Foreign Registered) (b)	4,698,422
732,800	Toyo-Thai Corp Pcl	1,308,764
442,230	VGI Global Media Pcl (Foreign Registered)	2,125,604

	Total Thailand	480,476,899

	Turkey — 2.0%
570,942	Aksa Akrilik Kimya Sanayii	2,016,931
8,359,377	Asya Katilim Bankasi AS *	8,630,390
2,245,051	Aygaz AS	12,657,769
36,260	BIM Birlesik Magazalar AS	1,711,617
170,413	Bizim Toptan Satis Magazalari AS	2,926,018
7,868,615	Dogus Otomotiv Servis ve Ticaret AS	48,915,908
2,294,370	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,868,152
115,445	Ford Otomotiv Sanayi AS	1,753,450

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
1,259,202	Haci Omer Sabanci Holding AS	8,038,807
42,150	Medya Holding AS (a) (b)	—
511,559	Pegasus Hava Tasimaciligi AS *	5,723,451
1,070,299	Sinpas Gayrimenkul Yatirim Ortakligi AS	799,882
5,884,004	Turk Telekomunikasyon AS	22,658,613
78,593	Turk Traktor ve Ziraat Makineleri AS	2,472,211
2,974,443	Turkcell Iletisim Hizmet AS *	18,304,041
18,300	Turkcell Iletisim Hizmetleri AS ADR *	281,271
3,850,086	Turkiye Garanti Bankasi AS	19,844,482
1,578,234	Turkiye Halk Bankasi AS	16,873,895
2,441,157	Turkiye Vakiflar Bankasi TAO-Class D	7,725,385

	Total Turkey	184,202,273

	United Kingdom — 0.4%
126,485	British American Tobacco Plc	6,950,191
26,900	British American Tobacco Plc Sponsored ADR	2,952,813
26,900	Unilever Plc Sponsored ADR	1,130,069
625,653	Unilever Plc	26,280,761

	Total United Kingdom	37,313,834

	United States — 0.3%
293,006	Colgate-Palmolive Co.	16,947,467
27,500	Mead Johnson Nutrition Co.	2,229,425
91,850	Tupperware Brands Corp.	7,438,013
49,200	Yum! Brands, Inc.	3,333,300

	Total United States	29,948,205

	TOTAL COMMON STOCKS (COST $8,675,167,867)	8,295,096,786

	PREFERRED STOCKS — 8.2%

	Brazil — 5.2%
2,269,218	Banco Bradesco SA, 0.21%	36,234,595
1,695,400	Banco do Estado do Rio Grande do Sul SA-Class B, 0.98%	13,053,108
3,793,650	Bradespar SA, 2.43%	38,683,965
126,800	Braskem SA-Class A *	978,618
243,200	Cia Energetica de Minas Gerais Sponsored ADR, 5.79%	2,483,324
248,600	Companhia de Bebidas das Americas ADR 2.43%	9,464,202
2,249,388	Gerdau SA Sponsored ADR 0.62%	13,743,761
590,300	Gol Linhas Aereas Inteligentes SA *	2,579,703
529,500	Gol Linhas Aereas Inteligentes SA ADR *	2,361,570
5,304,325	Itau Unibanco Holding SA ADR 0.59%	79,777,048
10,449,533	Itausa-Investimentos Itau SA, 0.65%	45,080,626
1,783,800	Klabin SA, 2.09%	10,568,877
2,936,300	Metalurgica Gerdau SA, 0.49%	22,552,122
408,100	Randon Participacoes SA 0.03%	2,473,218
929,000	Suzano Papel e Celulose SA, 1.25%	3,326,842

Shares	Description	Value ($)
	Brazil — continued
1,666,200	Usinas Siderrurgicas de Minas Gerais SA *	6,931,479
10,141,365	Vale SA Sponsored ADR 2.87%	136,705,600
3,866,810	Vale SA, 0.35%	52,230,280

	Total Brazil	479,228,938

	Russia — 2.3%
26,319,661	Sberbank 4.56%	59,831,933
87,503,217	Surgutneftegaz OJSC *	52,915,645
12,100	Surgutneftegaz Sponsored ADR 11.28%	71,269
2,625,690	TNK BP Holding *	2,671,217
44,714	Transneft 0.94%	94,296,854

	Total Russia	209,786,918

	South Korea — 0.7%
98,672	Hyundai Motor Co, 2.11%	7,992,766
258,105	Hyundai Motor Co, 2.15%	21,080,728
42,302	Samsung Electronics Co Ltd (Non-Voting), 0.81%	36,678,572

	Total South Korea	65,752,066

	TOTAL PREFERRED STOCKS (COST $854,848,961)	754,767,922

	INVESTMENT FUNDS — 0.2%

	China — 0.0%
1,828	The China A Share Fund Ltd-Class S1 * (b) (c)	—
245,374	The China A Share Fund Ltd-Class S2 * (b) (c)	2,285,902

	Total China	2,285,902

	India — 0.1%
10,789	Fire Capital Mauritius Private Fund * (b) (c)	8,279,393
1,371,900	TDA India Technology Fund II LP * (b) (c)	423,796

	Total India	8,703,189

	Poland — 0.0%
1,749,150	Templeton EE FD * (b) (c)	203,125

	Russia — 0.1%
6,741,100	NCH Eagle Fund LP * (b) (c)	4,618,328
2,769	Steep Rock Russia Fund LP * (b) (c)	1,257,787

	Total Russia	5,876,115

	Thailand — 0.0%
6,491,162	CPN Commercial Growth Leasehold Property Fund *	2,824,618

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund * (b) (c) (e)	4,000

	TOTAL INVESTMENT FUNDS (COST $25,645,263)	19,896,949

	RIGHTS/WARRANTS — 0.0%

	China — 0.0%
375,408	PICC Property & Casualty Co Ltd-Class H, Expires 06/30/13 *	185,706

	TOTAL RIGHTS/WARRANTS (COST $186,403)	185,706

	MUTUAL FUNDS — 0.7%

	United States — 0.7%
	Affiliated Issuers
2,391,235	GMO U.S. Treasury Fund	59,804,789

	TOTAL MUTUAL FUNDS (COST $59,804,789)	59,804,789

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 0.3%

		Time Deposits — 0.3%
HKD	581,083	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	74,857
SGD	1,576,964	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 06/03/13	1,247,647
ZAR	8,708	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 06/03/13	865
USD	18,908,153	DBS Bank Ltd (Singapore) Time Deposit, 0.06%, due 06/03/13	18,908,153
USD	4,956,224	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	4,956,224

		Total Time Deposits	25,187,746

		TOTAL SHORT-TERM INVESTMENTS (COST $25,187,746)	25,187,746

		TOTAL INVESTMENTS — 99.6% (Cost $9,640,841,029)	9,154,939,898
		Other Assets and Liabilities (net) — 0.4%	38,352,788

		TOTAL NET ASSETS — 100.0%	$9,193,292,686

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2013
Anilana Hotel & Properties	2/10/11-2/16/12	$1,890,310	0.02%	$1,658,961
The China A Share Fund Ltd-Class S1	10/14/08	—	0.00%	—
The China A Share Fund Ltd-Class S2	4/23/10	2,453,738	0.02%	2,285,902
Fire Capital Mauritius Private Fund **	9/06/06-10/26/09	11,185,180	0.09%	8,279,393
NCH Eagle Fund LP	4/6/09	7,816,032	0.05%	4,618,328
Societe Generale Thalmann Ukraine Fund	7/15/97	199,943	0.00%	4,000
Steep Rock Russia Fund LP	12/22/06-5/13/09	2,250,000	0.01%	1,257,787
TDA India Technology Fund II LP	2/23/00-3/23/04	—	0.00%	423,796
Templeton EE FD	12/05/97-6/24/02	471,720	0.00%	203,125

				$18,731,292

**	GMO Emerging Markets Fund has committed an additional $7,724,246 to this investment.

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
10,456,020	USD	8/6/13	MSCI	Depreciation of Total Return on BZ Multiplus SA minus 10.00%	Appreciation of Total Return on BZ Multiplus SA	$(702,807)
30,447,431	USD	6/28/13	MSCI	Depreciation of Total Return on TT minus 2.00%	Appreciation of Total Return on Asustek Computer Inc	(1,366,675)

						$(2,069,482)

				Premiums to (Pay) Receive		$—

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Bankrupt issuer.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)	Private placement securities are restricted as to resale.

(d)	Affiliated company.

(e)	The security is currently in full liquidation.

Counterparty Abbreviations:

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

HKD - Hong Kong Dollar

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%

	Taiwan — 98.0%
1,427,000	Acer Inc *	1,142,541
490,000	Advantech Co Ltd	2,396,724
86,122	Arima Communications Corp	39,052
41,906	Asia Cement Corp	51,616
174,323	Asustek Computer Inc	1,908,614
2,090,000	AU Optronics Corp *	950,613
214,448	Catcher Technology Co Ltd	1,196,529
558,000	Cheng Shin Rubber Industry Co Ltd	1,661,906
58,356	China Life Insurance Co Ltd *	58,598
84,888	China Petrochemical Development Corp	43,798
57,897	China Steel Corp	49,079
481,833	Chinatrust Financial Holding Co Ltd	305,671
1,862,132	Chunghwa Telecom Co Ltd	5,918,957
44,000	Compal Communications Inc *	58,467
5,019,486	Compal Electronics Inc	3,065,562
7,952	Compeq Manufacturing Co Ltd	3,523
341,000	Coretronic Corp	301,868
572,000	Delta Electronics Inc	2,727,521
13,000	Dynapack International Technology Corp	42,897
64,000	E Ink Holdings Inc	45,264
2,775,000	E.Sun Financial Holdings Co Ltd	1,703,929
82,000	Elan Microelectronics Corp	208,561
727,767	Far EasTone Telecommunications Co Ltd	1,734,354
5,985	First Financial Holding Co Ltd	3,606
11,449	Flexium Interconnect Inc	41,960
23,000	Formosa Chemicals & Fibre Co	53,871
10,605	Formosa Petrochemical Corp	27,555
1,166,455	Fubon Financial Holding Co Ltd	1,534,227
19,767	Genesis Photonics Inc *	14,237
116,000	Giant Manufacturing Co Ltd	804,114
56,531	Gintech Energy Corp *	59,859
102,000	Grand Pacific Petrochemical Corp	58,842
572,600	Highwealth Construction Corp	1,268,301
1,579,329	Hon Hai Precision Industry Co Ltd	3,995,435
23,000	Hotai Motor Company Ltd	264,844
5,228	HTC Corp	47,910
292,377	Innolux Display Corp *	195,111
11,000	Largan Precision Co Ltd	354,567
1,719,711	Lite-On Technology Corp	2,735,728
83,000	Lotes Co Ltd	217,454
653,151	Macronix International Co Ltd	158,909
412,000	Makalot Industrial Co Ltd	1,924,613
5,000	MediaTek Inc	61,724
64,597	Mega Financial Holding Co Ltd	51,644
31,180	Nan Ya Plastics Corp	63,283
1,691,000	Neo Solar Power Corp *	1,428,330
39,995	Novatek Microelectronics Corp Ltd	201,890
7,000	Phison Electronics Corp	59,200
1,753,425	Powertech Technology Inc	3,153,926

Shares / Par Value		Description	Value ($)
		Taiwan — continued
	987,000	Qisda Corp *	239,332
	1,009,856	Quanta Computer Inc	2,162,707
	95,000	Ruentex Development Co Ltd	182,994
	14,000	Senao International Co Ltd	47,989
	92,500	Silicon Motion Technology Corp. ADR	1,039,700
	2,747,923	Taishin Financial Holding Co Ltd	1,175,405
	43,000	Taiwan Cement Corp	56,394
	9,770	Taiwan Glass Industrial Corp	9,446
	510,158	Taiwan Mobile Co Ltd	1,859,479
	72,190	Taiwan Semiconductor Manufacturing Co Ltd	262,492
	95,358	TPK Holding Co Ltd	1,877,002
	26,340	TSRC Corp	52,862
	11,000	Ubright Optronics Corp	48,897
	4,887,000	United Microelectronics Corp	2,146,965
	58,500	United Microelectronics Corp Sponsored ADR	126,945
	2,951,963	Wistron Corp	3,017,549
	2,968,195	Ya Hsin Industrial Co Ltd * (a) (b)	—
	775,152	Yungtay Engineering Co Ltd	1,703,766
	15,000	Zhen Ding Technology Holding Ltd	38,534

		Total Taiwan	60,445,242

		TOTAL COMMON STOCKS (COST $61,673,694)	60,445,242

		INVESTMENT FUNDS — 0.8%

		United States — 0.8%
	35,298	iShares MSCI Taiwan Index Fund	481,465

		TOTAL INVESTMENT FUNDS (COST $500,485)	481,465

		MUTUAL FUNDS — 1.2%

		United States — 1.2%
		Affiliated Issuers
	30,589	GMO U.S. Treasury Fund	765,041

		TOTAL MUTUAL FUNDS (COST $765,041)	765,041

		SHORT-TERM INVESTMENTS — 0.4%

		Time Deposits — 0.4%
USD	124,529	BNP Paribas (Paris) Time Deposit, 0.06%, due 06/03/13	124,529
USD	5,883	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.06%, due 06/03/13	5,883
USD	124,529	Societe Generale (Paris) Time Deposit, 0.06%, due 06/03/13	124,529

		Total Time Deposits	254,941

		TOTAL SHORT-TERM INVESTMENTS (COST $254,941)	254,941

Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Description	Value ($)

TOTAL INVESTMENTS — 100.4% (Cost $63,194,161)	61,946,689
Other Assets and Liabilities (net) — (0.4%)	(259,793)

TOTAL NET ASSETS — 100.0%	$61,686,896

Notes to Schedule of Investments:

ADR - American Depositary Receipt

*	Non-income producing security.

(a)	Bankrupt issuer.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Currency Abbreviations:

USD - United States Dollar

As of May 31, 2013, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Emerging Countries Fund	146,402,794	9,527,658	(23,431,321)	(13,903,663)
Emerging Domestic Opportunities Fund	2,128,576,550	226,958,084	(60,511,979)	166,446,105
Emerging Markets Fund	9,845,847,801	723,203,121	(1,414,111,024)	(690,907,903)
Taiwan Fund	65,985,646	3,276,168	(7,315,125)	(4,038,957)

Investments in Affiliated Issuers

The Funds make investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended May 31, 2013 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital	Value, end of period
Emerging Countries Fund
GMO U.S. Treasury Fund	$1,204,052	$5,492,168	$5,678,298	$244	$—	$—	$1,018,076

Emerging Domestic Opportunities Fund
GMO U.S. Treasury Fund	$49,003,861	$526,528,280	$465,976,053	$20,616	$—	$—	$109,606,617

Emerging Markets Fund
GMO Special Purpose Holding Fund	$4,355	$—	$12,175	$—	$—	$342,509	$—
GMO U.S. Treasury Fund	37,905,924	383,652,638	361,768,211	14,028	—	—	59,804,789

	$37,910,279	$383,652,638	$361,780,386	$14,028	$—	$342,509	$59,804,789

Taiwan Fund
GMO U.S. Treasury Fund	$735,075	$7,680,579	$7,650,808	$185	$—	$—	$765,041

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2013 through May 31, 2013. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2014.

Investments in Other Affiliated Issuers

An affiliated company is a company in which a Fund has or had ownership of at least 5% of the voting securities. A summary of the

Fund’s transactions involving companies that are or were affiliates during the period ended May 31,2013 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income	Value, end of period
Emerging Markets Fund
Star Block Co Ltd (Foreign Registered)	$0	**	$—	$—	$—	$0	**

Totals	$0	**	$—	$—	$—	$0	**

**	Represents the interest in securities that were determined to have a value of zero as of May 31, 2013.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted by the relevant clearing house. If an updated closing price for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2013, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value inputs obtained from that independent pricing service as of May 31, 2013. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or valued using inputs obtained from an independent pricing service. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2013 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service
Emerging Countries Fund	0.6%	76.8%
Emerging Domestic Opportunities Fund	1.8%	69.8%
Emerging Markets Fund	0.8%	78.4%
Taiwan Fund	0.0%*	96.1%

*	Represents the interest in securities that were determined to have a fair value of zero at May 31, 2013.

Derivatives

Fund Name	Swap agreements fair valued using inputs obtained from an independent pricing service
Emerging Countries Fund	—
Emerging Domestic Opportunities Fund	0.1%
Emerging Markets Fund	0.0%*
Taiwan Fund	—

*	Rounds to 0.0%.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any, (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At May 31, 2013, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain cleared derivatives and OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; and certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2013:

Valuation Inputs as of May 31, 2013

Description	Level 1	Level 2	Level 3		Total
Emerging Countries Fund
Asset Valuation Inputs
Common Stocks
Brazil	$8,479,555	$—	$—		$8,479,555
China	887,644	28,972,445	—		29,860,089
Czech Republic	—	2,143,023	—		2,143,023
Egypt	—	1,189,900	—		1,189,900
France	—	389,935	—		389,935
Hungary	—	82,598	—		82,598
India	694,379	3,541,344	87,893		4,323,616
Indonesia	687,040	7,897,230	—		8,584,270
Malaysia	—	592,622	—		592,622
Mexico	3,628,238	—	—		3,628,238
Morocco	—	187,905	—		187,905
Netherlands	46,765	—	—		46,765
Peru	1,587,198	—	—		1,587,198
Philippines	—	2,148,685	—		2,148,685
Poland	—	2,678,272	—		2,678,272
Russia	366,116	14,431,364	—		14,797,480
South Africa	181,333	2,224,602	—		2,405,935
South Korea	1,995,052	16,976,199	—		18,971,251
Taiwan	54,972	6,732,238	0	*	6,787,210
Thailand	—	5,950,304	719,023		6,669,327
Turkey	—	2,030,347	—		2,030,347
United Kingdom	80,091	606,890	—		686,981
United States	418,827	—	—		418,827

TOTAL COMMON STOCKS	19,107,210	98,775,903	806,916		118,690,029

Preferred Stocks
Brazil	7,010,308	—	—		7,010,308
Russia	—	2,611,835	—		2,611,835
South Korea	—	761,836	—		761,836

TOTAL PREFERRED STOCKS	7,010,308	3,373,671	—		10,383,979

Investment Funds
United States	2,029,387	—	—		2,029,387

TOTAL INVESTMENT FUNDS	2,029,387	—	—		2,029,387

Rights/Warrants
China	—	—	3,733		3,733

TOTAL RIGHTS/WARRANTS	—	—	3,733		3,733

Mutual Funds
United States	1,018,076	—	—		1,018,076

TOTAL MUTUAL FUNDS	1,018,076	—	—		1,018,076

Short-Term Investments	373,927	—	—		373,927

Total Investments	29,538,908	102,149,574	810,649		132,499,131

Total	$29,538,908	$102,149,574	$810,649		$132,499,131

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$20,742,593	$—	$20,742,593
Brazil	66,318,071	—	—	66,318,071
China	30,761,192	157,830,162	—	188,591,354
France	—	103,372,623	—	103,372,623
India	—	59,922,144	—	59,922,144
Indonesia	—	121,139,403	—	121,139,403
Japan	—	6,216,116	—	6,216,116
Malaysia	—	53,784,342	—	53,784,342
Mexico	67,631,493	—	—	67,631,493
Nigeria	—	15,378,121	—	15,378,121
Panama	64,057,896	—	—	64,057,896
Peru	17,353,882	—	—	17,353,882
Philippines	5,855,573	204,701,438	—	210,557,011
Russia	36,455,437	39,391,030	—	75,846,467
South Africa	—	33,631,913	—	33,631,913
Switzerland	—	41,067,632	—	41,067,632
Taiwan	—	5,538,679	—	5,538,679
Thailand	—	330,165,365	41,197,600	371,362,965
Turkey	—	124,811,474	—	124,811,474
United Kingdom	7,423,167	257,917,006	—	265,340,173
United States	190,134,725	—	—	190,134,725

TOTAL COMMON STOCKS	485,991,436	1,575,610,041	41,197,600	2,102,799,077

Preferred Stocks
Brazil	15,179,682	—	—	15,179,682
Russia	—	13,759,401	—	13,759,401

TOTAL PREFERRED STOCKS	15,179,682	13,759,401	—	28,939,083

Investment Funds
Thailand	—	5,768,144	—	5,768,144

TOTAL INVESTMENT FUNDS	—	5,768,144	—	5,768,144

Debt Obligations
India	—	7,688,469	—	7,688,469

TOTAL DEBT OBLIGATIONS	—	7,688,469	—	7,688,469

Mutual Funds
United States	109,606,617	—	—	109,606,617

TOTAL MUTUAL FUNDS	109,606,617	—	—	109,606,617

Short-Term Investments	40,221,265	—	—	40,221,265

Total Investments	650,999,000	1,602,826,055	41,197,600	2,295,022,655

Derivatives**
Swap Agreements
Equity risk	—	2,811,780	—	2,811,780

Total	$650,999,000	$1,605,637,835	$41,197,600	$2,297,834,435

Liability Valuation Inputs
Derivatives**
Swap Agreements
Equity risk	$—	$(204,386)	$—	$(204,386)

Total	$—	$(204,386)	$—	$(204,386)

Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$607,875,319	$—	$—		$607,875,319
China	81,311,355	1,998,518,885	0	*	2,079,830,240
Czech Republic	—	141,462,323	—		141,462,323
Egypt	—	85,371,326	—		85,371,326
France	—	21,841,271	—		21,841,271
Hungary	—	9,258,735	—		9,258,735
India	52,818,481	262,661,997	13,367,663		328,848,141
Indonesia	37,705,840	572,261,559	269,318		610,236,717
Kazakhstan	—	12,241,441	—		12,241,441
Malaysia	—	44,228,363	—		44,228,363
Mexico	228,917,582	—	—		228,917,582
Morocco	—	3,446,091	—		3,446,091
Nigeria	—	3,492,414	—		3,492,414
Panama	33,875,570	—	—		33,875,570
Peru	112,967,627	—	—		112,967,627
Philippines	6,975,726	141,172,521	—		148,148,247
Poland	—	180,956,489	—		180,956,489
Russia	24,580,275	987,247,560	1,350		1,011,829,185
South Africa	15,893,966	153,130,539	—		169,024,505
South Korea	71,307,696	1,212,580,642	0	*	1,283,888,338
Sri Lanka	—	—	1,658,961		1,658,961
Taiwan	3,078,770	440,677,920	—		443,756,690
Thailand	—	440,497,773	39,979,126		480,476,899
Turkey	281,271	183,921,002	0	*	184,202,273
United Kingdom	4,082,882	33,230,952	—		37,313,834
United States	29,948,205	—	—		29,948,205

TOTAL COMMON STOCKS	1,311,620,565	6,928,199,803	55,276,418		8,295,096,786

Preferred Stocks
Brazil	479,228,938	—	—		479,228,938
Russia	71,269	209,715,649	—		209,786,918
South Korea	—	65,752,066	—		65,752,066

TOTAL PREFERRED STOCKS	479,300,207	275,467,715	—		754,767,922

Investment Funds
China	—	—	2,285,902		2,285,902
India	—	—	8,703,189		8,703,189
Poland	—	—	203,125		203,125
Russia	—	—	5,876,115		5,876,115
Thailand	—	2,824,618	—		2,824,618
Ukraine	—	—	4,000		4,000

TOTAL INVESTMENT FUNDS	—	2,824,618	17,072,331		19,896,949

Rights/Warrants
China	—	—	185,706		185,706

TOTAL RIGHTS/WARRANTS	—	—	185,706		185,706

Mutual Funds
United States	59,804,789	—	—		59,804,789

TOTAL MUTUAL FUNDS	59,804,789	—	—		59,804,789

Short-Term Investments	25,187,746	—	—		25,187,746

Total Investments	1,875,913,307	7,206,492,136	72,534,455		9,154,939,898

Liability Valuation Inputs
Derivatives**
Swap Agreements
Equity risk	—	(2,069,482)	—		(2,069,482)

Total	$—	$(2,069,482)	$—		$(2,069,482)

Description	Level 1	Level 2	Level 3		Total
Taiwan Fund
Asset Valuation Inputs
Common Stocks
Taiwan	$1,166,645	$59,278,597	$0	*	$60,445,242

TOTAL COMMON STOCKS	1,166,645	59,278,597	0	*	60,445,242

Investment Funds
United States	481,465	—	—		481,465

TOTAL INVESTMENT FUNDS	481,465	—	—		481,465

Mutual Funds
United States	765,041	—	—		765,041

TOTAL MUTUAL FUNDS	765,041	—	—		765,041

Short-Term Investments	254,941	—	—		254,941

Total Investments	2,668,092	59,278,597	0	*	61,946,689

Total	$2,668,092	$59,278,597	$0	*	$61,946,689

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	Represents an interest in securities that were determined to have a value of zero as of May 31, 2013.
**	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended May 31, 2013, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2013	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into level 3*	Transfer out of level 3*	Balances as of May 31, 2013	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2013
Emerging Countries Fund
Common Stocks
India	250,834	—	(142,316)	—	(18,127)	(2,498)	—	—	87,893	(4,217)
Thailand	1,035,503	21,207	(258,140)	—	57,177	(73,955)	—	(62,769)**	719,023	(63,835)

Total Common Stocks	$1,286,337	$21,207	$(400,456)	$—	$39,050	$(76,453)	$—	$(62,769)	$806,916	$(68,052)

Rights and/or Warrants
China	$—	$3,999	$—	$—	$—	$(266)	$—	$—	$3,733	$(266)

Total	$1,286,337	$25,206	$(400,456)	$—	$39,050	$(76,719)	$—	$(62,769)	$810,649	$(68,318)

Emerging Domestic Opportuni- ties Fund
Common Stocks
Thailand	$44,535,710	$8,773,357	$(9,852,047)	$—	$2,385,654	$5,870,507	$—	$(10,515,581)**	$41,197,600	$8,801,793

Total Common Stocks	$44,535,710	$8,773,357	$(9,852,047)	$—	$2,385,654	$5,870,507	$—	$(10,515,581)	$41,197,600	$8,801,793

	Balances as of February 28, 2013	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into level 3*	Transfer out of level 3*	Balances as of May 31, 2013	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2013
Emerging Markets Fund
Common Stocks
India	$25,023,685	$2,667,675	$(12,099,704)	$—	$(533,776)	$(1,690,217)	$—	$—	$13,367,663	$(1,704,379)
Indonesia	—	—	—	—	—	—	269,318	—	269,318	—
Russia	1,350	—	—	—	—	—	—	—	1,350	—
South Korea	3,724,493		(2,892,540)		(24,483)	(807,470)	—	—	—	—
Sri Lanka	1,645,629	—	—	—	—	13,332	—	—	1,658,961	13,332
Thailand	56,616,814	66,254	(13,677,221)	—	4,758,970	(5,028,554)	—	(2,757,137)**	39,979,126	(4,104,923)

Total Common Stocks	87,011,971	2,733,929	(28,669,465)	—	4,200,711	(7,512,909)	269,318	(2,757,137)	55,276,418	(5,795,970)

Investment Funds
China	$2,254,617	$—	$—	$—	$—	$31,285	$—	$—	$2,285,902	$31,285
India	11,315,764	—	(297,423)	—	(98,377)	(2,216,775)	—	—	8,703,189	(2,216,775)
Poland	208,208	—	—	—	—	(5,083)	—	—	203,125	(5,083)
Russia	7,265,136	—	(99,896)	—	(11,372)	(1,277,753)	—	—	5,876,115	(1,277,753)
Ukraine	4,000	—	—	—	—	—	—	—	4,000	—

Total Investment Funds	21,047,725	—	(397,319)	—	(109,749)	(3,468,326)	—	—	17,072,331	(3,468,326)

Rights and/or Warrants
China	$—	$186,402	$—	$—	$—	$(696)	$—	$—	$185,706	$(696)

Total	$108,059,696	$2,920,331	$(29,066,784)	$—	$4,090,962	$(10,981,931)	$269,318	$(2,757,137)	$72,534,455	$(9,264,992)

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The net aggregate direct and/or indirect exposure to investments in securities using Level 3 inputs (based on the Funds’ net assets) as of May 31, 2013 were as follows:

Fund Name	Level 3 securities
Emerging Countries Fund	0.6%
Emerging Domestic Opportunities Fund	1.8%
Emerging Markets Fund	0.8%
Taiwan Fund	0.0%*

*	Represents the interest in securities that were determined to have a fair value of zero at May 31, 2013.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.09% of the Fund’s total net assets as of May 31, 2013. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of the Trust’s Board of Trustees. The costs in respect of this matter are being borne by EMF.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Market Risk – Equities	X	X	X	X
Liquidity Risk	X	X	X	X
Smaller Company Risk	X	X	X	X
Derivatives Risk	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X
Currency Risk	X	X	X	X
Focused Investment Risk	X	X	X	X
Leveraging Risk	X	X	X	X
Counterparty Risk	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X
Large Shareholder Risk	X	X	X	X
Management and Operational Risk	X	X	X	X
Fund of Funds Risk	X	X	X	X
Non-Diversified Funds	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility and the market prices of equities can decline in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and as a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at a lower multiples.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives involve the risk that changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, will be required to be cleared. The Funds will hold cleared derivatives transactions through clearing members, who are futures commission merchants who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

A Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund in respect of taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. Dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. Dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. Dollars, in which case the Manager may decide to purchase U.S. Dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as GMO U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government), are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits to their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent that a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable gains to shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Many of the Funds that invest in shares of other GMO Funds are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act:

•	Emerging Countries Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Taiwan Fund

Temporary Defensive Positions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as substitutes for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, will be required to be cleared. The Funds will hold cleared derivatives transactions through clearing members, who are futures commission merchants who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

For Funds that held derivatives during the period ended May 31, 2013, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Swap agreements
To achieve returns comparable to holding and lending a direct equity position		X	X
As a substitute for direct investment in securities		X	X
Rights and/or warrants
Received as a result of corporate actions	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The values assigned to swap agreements may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments as of May 31, 2013:

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Countries Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$3,733	$—	$—	$—	$3,733

Total	$—	$3,733	$—	$—	$—	$3,733

Emerging Domestic Opportunities Fund
Asset:
Unrealized Appreciation on Swap Agreements	$—	$2,811,780	$—	$—	$—	$2,811,780

Total	$—	$2,811,780	$—	$—	$—	$2,811,780

Liability:
Unrealized Depreciation on Swap Agreements	$—	$(204,386)	$—	$—	$—	$(204,386)

Total	$—	$(204,386)	$—	$—	$—	$(204,386)

Emerging Markets Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$185,706	$—	$—	$—	$185,706

Total	$—	$185,706	$—	$—	$—	$185,706

Liability:
Unrealized Appreciation on Swap Agreements	$—	$(2,069,482)	$—	$—	$—	$(2,069,482)

Total	$—	$(2,069,482)	$—	$—	$—	$(2,069,482)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

The average volume of derivative activity, based on absolute values (rights and/or warrants) or notional amounts (swap agreements) outstanding at each month-end was as follows for the period ended May 31, 2013.

	Swap Agreements ($)	Rights and/or Warrants ($)
Emerging Countries Fund	—	1,244
Emerging Domestic Opportunities Fund	103,021,042	—
Emerging Markets Fund	33,911,346	61,902

Subsequent events

Subsequent to May 31, 2013, GMO Emerging Countries Fund received redemption requests in the amount of $47,290,255.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 91.3%

		United States — 91.3%
		Affiliated Issuers
	20,559,172	GMO International Growth Equity Fund, Class IV	541,117,406
	56,912,219	GMO International Intrinsic Value Fund, Class IV	1,261,174,771
	38,515,680	GMO U.S. Core Equity Fund, Class VI	608,547,749
	100,051,035	GMO U.S. Flexible Equities Fund, Class VI	1,119,571,078
	9,061,911	GMO U.S. Treasury Fund	226,638,393

		Total United States	3,757,049,397

		TOTAL MUTUAL FUNDS (COST $3,378,787,510)	3,757,049,397

		INVESTMENT FUNDS — 1.9%

		United States — 1.9%
	1,896,541	Vanguard Emerging Markets ETF	78,744,382

		TOTAL INVESTMENT FUNDS (COST $80,515,350)	78,744,382

		SHORT-TERM INVESTMENTS — 1.2%

		Time Deposits — 1.2%
USD	20,543,318	DBS Bank Ltd (Singapore) Time Deposit, 0.06%, due 06/03/13	20,543,318
USD	7,089,663	Skandinaviska Enskilda Banken, AB (Stockholm) Time Deposit, 0.06%, due 06/03/13	7,089,663
USD	20,543,319	Sumitomo (Tokyo) Time Deposit, 0.06%, due 06/03/13	20,543,319

		Total Time Deposits	48,176,300

		TOTAL SHORT-TERM INVESTMENTS (COST $48,176,300)	48,176,300

		TOTAL INVESTMENTS — 94.4% (Cost $3,507,479,160)	3,883,970,079
		Other Assets and Liabilities (net) — 5.6%	228,751,079

		TOTAL NET ASSETS — 100.0%	$4,112,721,158

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/24/13	BBH	AUD	4,922,916	USD	5,163,100	$458,649
06/24/13	BOA	AUD	2,450,306	USD	2,361,100	19,532
06/24/13	GS	AUD	53,543,712	USD	54,999,919	3,832,327
06/24/13	MSCI	AUD	24,728,831	USD	25,416,960	1,785,526
06/24/13	RBS	AUD	1,157,885	USD	1,136,500	29,999
06/24/13	BBH	CHF	3,530,934	USD	3,678,600	(14,625)
06/24/13	BCLY	CHF	17,993,349	USD	19,463,126	642,754
06/24/13	DB	CHF	21,633,786	USD	23,179,346	551,211
06/24/13	GS	CHF	18,438,866	USD	19,849,875	563,508
06/24/13	JPM	CHF	6,995,933	USD	7,377,900	60,415
06/24/13	MSCI	CHF	18,228,663	USD	19,600,629	534,126
06/24/13	BOA	DKK	61,167,653	USD	10,703,221	36,870
06/24/13	GS	DKK	3,284,247	USD	575,600	2,896
06/24/13	BBH	EUR	8,351,510	USD	10,912,100	56,114
06/24/13	DB	EUR	111,990,084	USD	146,225,565	651,557
06/24/13	JPM	EUR	68,200,684	USD	89,025,627	372,716
06/24/13	MSCI	EUR	27,747,682	USD	35,953,700	(115,040)
06/24/13	BOA	GBP	13,282,870	USD	20,199,100	19,972
06/24/13	JPM	GBP	70,640,234	USD	107,724,388	408,856
06/24/13	MSCI	GBP	60,643,385	USD	92,419,063	290,587
06/24/13	BBH	HKD	26,292,927	USD	3,387,200	(243)
06/24/13	RBS	HKD	213,855,503	USD	27,555,038	3,014
06/24/13	BCLY	JPY	13,961,146,212	USD	142,316,259	3,326,557
06/24/13	BOA	JPY	1,422,997,749	USD	14,320,800	154,196
06/24/13	GS	JPY	1,521,624,165	USD	14,911,700	(236,776)
06/24/13	MSCI	JPY	5,434,738,010	USD	55,489,861	1,384,517
06/24/13	BOA	NOK	2,209,135	USD	383,100	6,955
06/24/13	MSCI	NOK	46,997,217	USD	8,087,367	85,238
06/24/13	BOA	NZD	146,873	USD	124,900	8,329
06/24/13	JPM	NZD	1,291,983	USD	1,088,432	62,999
06/24/13	BBH	SEK	3,644,461	USD	551,800	1,824
06/24/13	BOA	SEK	7,040,872	USD	1,098,300	35,780
06/24/13	MSCI	SEK	197,740,860	USD	30,351,099	510,539
06/24/13	BBH	SGD	2,169,644	USD	1,736,500	19,920
06/24/13	BOA	SGD	340,578	USD	274,900	5,441
06/24/13	JPM	SGD	19,098,654	USD	15,448,224	337,740

						$15,893,980

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
240	Amsterdam IDX	June 2013	$22,576,034	$199,069
1,704	CAC 40	June 2013	86,823,294	132,254
290	DAX	June 2013	78,217,412	(2,952,692)
1,988	FTSE 100	June 2013	197,186,422	(2,421,339)
172	FTSE/MIB	June 2013	19,103,066	(1,490,284)
196	Hang Seng	June 2013	27,853,978	379,803
239	IBEX 35	June 2013	25,715,504	748,628
261	MSCI Singapore	June 2013	15,180,833	566,973
1,563	OMXS 30	June 2013	28,482,548	522,632
24,246	S&P 500 E-Mini Index	June 2013	1,974,836,700	(97,245,720)
628	SPI 200	June 2013	73,394,550	2,446,322
1,729	TOPIX	June 2013	190,254,509	(14,920,042)

	Total Sales		$2,739,624,850	$(114,034,396)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
37,514,256	USD	7/23/2013	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.09%	$1,896,243
50,496,833	USD	8/7/2013	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.09%	1,817,166
131,925,321	USD	9/30/2013	CSI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.13%	2,848,684
52,861,426	USD	1/29/2014	CITI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.05%	1,141,445
44,882,830	USD	2/10/2014	CITI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.02%	1,652,431
78,715,765	USD	3/13/2014	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus 0.04%	3,153,450
39,962,002	USD	3/14/2014	BNP	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus 0.03%	1,644,526
80,549,745	USD	3/24/2014	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus 0.04%	4,112,370
45,896,052	USD	4/3/2014	CITI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus 0.06%	1,387,815
134,216,893	USD	5/12/2014	BNP	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus 0.12%	5,381,087
214,653,705	USD	5/15/2014	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA plus 0.11%	8,840,160

						$33,875,377

					Premiums to (Pay) Receive	$—

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BBA - British Banks Association

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNP - BNP Paribus

BOA - Bank of America, N.A.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 63.6%

	Affiliated Issuers — 63.6%
791,020	GMO Short-Duration Collateral Fund	3,045,428
39,263,405	GMO U.S. Treasury Fund	981,977,759

	TOTAL MUTUAL FUNDS (COST $985,132,298)	985,023,187

	SHORT-TERM INVESTMENTS — 35.0%

	Money Market Funds — 5.9%
12,853,361	State Street Institutional Liquid Reserves Fund, 0.10% (a) (b)	12,853,361
78,541,014	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.00% (c)	78,541,014

	Total Money Market Funds	91,394,375

	U.S. Government — 29.1%
23,000,000	U.S. Treasury Bill, 0.03%, due 08/15/13 (a) (d)	22,998,712
50,000,000	U.S. Treasury Bill, 0.03%, due 08/22/13 (a) (d)	49,996,650
94,500,000	U.S. Treasury Bill, 0.03%, due 08/29/13 (a) (d)	94,491,967
45,000,000	U.S. Treasury Bill, 0.04%, due 09/05/13 (a) (d) (e)	44,995,005
47,000,000	U.S. Treasury Bill, 0.05%, due 09/19/13 (a) (d)	46,993,326
52,000,000	U.S. Treasury Bill, 0.05%, due 10/10/13 (a) (d) (e)	51,989,756
50,000,000	U.S. Treasury Bill, 0.06%, due 07/11/13 (a) (d)	49,996,667
10,000,000	U.S. Treasury Bill, 0.06%, due 10/17/13 (a) (d)	9,997,730
5,000,000	U.S. Treasury Bill, 0.07%, due 11/14/13 (a) (d)	4,998,405
59,000,000	U.S. Treasury Bill, 0.07%, due 11/29/13 (a) (d)	58,980,176
5,000,000	U.S. Treasury Bill, 0.08%, due 06/06/13 (d) (e)	4,999,938
10,000,000	U.S. Treasury Bill, 0.14%, due 07/25/13 (a) (d)	9,997,825

	Total U.S. Government	450,436,157

	TOTAL SHORT-TERM INVESTMENTS (COST $541,785,608)	541,830,532

	TOTAL INVESTMENTS — 98.6% (Cost $1,526,917,906)	1,526,853,719
	Other Assets and Liabilities (net) — 1.4%	22,084,550

	TOTAL NET ASSETS — 100.0%	$1,548,938,269

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
07/17/13	MSCI	AUD	77,900,000	USD	75,074,098	$748,883
06/13/13	BCLY	GBP	51,300,000	USD	78,574,250	633,853
07/01/13	CSI	GBP	65,300,000	USD	101,389,351	2,190,801
07/15/13	CSI	GBP	18,500,000	USD	28,735,773	634,663
06/13/13	MSCI	GBP	55,000,000	USD	84,008,914	447,084
06/13/13	MSCI	USD	33,191,172	GBP	22,100,000	$385,490

						$5,040,774

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
837	Euro STOXX 50 Futures	June 2013	$29,899,920	$1,237,516
2,985	FTSE 100	June 2013	295,434,161	5,256,692
259	Hang Seng	June 2013	36,806,066	(598,065)
232	MSCI Singapore	June 2013	13,486,618	(427,562)
1,202	MSCI Taiwan	June 2013	35,193,598	(528,039)
362	S&P 500 Index	June 2013	147,424,500	2,465,026

			$558,244,863	$7,405,568

Sales
904	Gold 100 OZ (a)	August 2013	$125,927,200	$6,619,863
219	Japanese Government Bond 10 Yr. (TSE)	June 2013	308,669,963	5,212,738
525	Light Sweet Crude Oil (a)	June 2013	48,284,250	2,560,231
131	Live Cattle (a)	August 2013	6,311,580	(27,663)
667	Nikkei 225	June 2013	88,077,069	1,746,932
133	S&P Toronto 60	June 2013	18,669,284	12,102
281	Silver (a)	July 2013	31,251,415	5,006,561
333	Sugar 11 (a)	June 2013	6,172,488	452,293

			$633,363,249	$21,583,057

Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

(a)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2013.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CSI - Credit Suisse International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

GBP - British Pound

USD - United States Dollar

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value ($)		Description	Value ($)
		MUTUAL FUNDS — 48.1%

		United States — 48.1%
		Affiliated Issuers — 48.1%
	66,091,090	GMO Alpha Only Fund, Class IV	1,605,352,580
	28,123,982	GMO Alternative Asset Opportunity Fund	871,280,965
	13,143,896	GMO Debt Opportunities Fund, Class VI	362,114,325
	15,756,025	GMO Emerging Country Debt Fund, Class IV	162,129,498
	6,162,914	GMO Flexible Equities Fund, Class VI	139,836,522

		TOTAL MUTUAL FUNDS (COST $3,087,493,947)	3,140,713,890

		INVESTMENT FUNDS (a) — 0.2%

		United States — 0.2%
	306,009	iShares MSCI Emerging Markets Index Fund	12,610,631

		TOTAL INVESTMENT FUNDS (COST $12,775,973)	12,610,631

		DEBT OBLIGATIONS (a) — 0.1%

		CMBS Collateralized Debt Obligations — 0.0%
	1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.07%, due 11/23/52	1,599

		Insured Other — 0.0%
	2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	621,250

		Asset-Backed Securities (Canada) — 0.1%
CAD	1,938,400	Master Asset Vehicle II, Series 09-2, Class A2, 0.78%, due 07/15/56	1,647,663
CAD	352,000	Master Asset Vehicle II, Series 09-2, Class B, Zero Coupon, due 07/15/56	286,897
CAD	150,000	Master Asset Vehicle II, Series 09-2, Class C, Zero Coupon, due 07/15/56	110,683
CAD	2,559,600	Master Asset Vehicle II, Series 09-2, Class A1, 0.78%, due 07/15/56	2,228,154

		Asset-Backed Securities (Canada)	4,273,397

		Total Asset-Backed Securities	4,273,397

		Bank Loans — 0.0%
	992,424	Chrysler Group LLC Term Loan B, 4.75%, due 05/24/17	1,003,589
	380,447	Caesars Entertainment Corp. Term Loan B1, 3.00%, due 01/28/15	378,545

Par Value ($) / Shares	Description	Value ($)
	Bank Loans — continued
783,178	Caesars Entertainment Corp. Term Loan B3, 3.00%, due 01/28/15	769,473
1,085,367	Springleaf Financial Funding Co. Term Loan B, 4.25%, due 05/10/17	1,088,080

	Total Bank Loans	3,239,687

	TOTAL DEBT OBLIGATIONS (COST $8,006,265)	8,135,933

	COMMON STOCKS (a) — 43.2%

	Australia — 0.6%
1,491,214	Arrium Ltd	1,126,156
131,314	Bank of Queensland Ltd	1,095,621
61,053	Bendigo and Adelaide Bank Ltd	572,908
241,795	Billabong International Ltd *	105,291
462,846	BlueScope Steel Ltd *	2,302,358
714	Caltex Australia Ltd	15,229
26,690	Commonwealth Bank of Australia	1,695,663
98,732	CSL Ltd	5,617,907
1,128,095	Goodman Fielder Ltd *	766,198
72,009	Goodman Group (REIT)	351,442
68,747	GPT Group (REIT)	254,601
164,792	Insurance Australia Group Ltd	889,326
281,845	Investa Office Fund (REIT)	858,024
22,995	JB Hi–Fi Ltd	329,154
41,110	Macquarie Group Ltd	1,676,323
1,076,554	Mirvac Group (REIT)	1,715,981
37,483	Myer Holdings Ltd	87,232
455,851	Pacific Brands Ltd	331,751
103,394	Qantas Airways Ltd *	156,401
370,789	QBE Insurance Group Ltd	5,618,556
775,401	Stockland (REIT)	2,689,060
406,697	TABCORP Holdings Ltd	1,274,945
311,975	Tatts Group Ltd	954,174
235,194	Telstra Corp Ltd	1,063,458
332,965	Westpac Banking Corp	8,973,707
42,739	Woolworths Ltd	1,343,809

	Total Australia	41,865,275

	Austria — 0.1%
4,602	Andritz AG	250,585
858	Erste Group Bank AG	27,557
68,881	OMV AG	3,177,398
14,072	Raiffeisen Bank International AG	477,179
41,254	Voestalpine AG	1,367,170

	Total Austria	5,299,889

	Belgium — 0.2%
70,800	Ageas	2,595,667
86,319	Anheuser-Busch InBev NV	7,948,708
60,973	Belgacom SA	1,366,154

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued
6,626	Delhaize Group	422,524
3,269	KBC Groep NV	129,584
9,161	Mobistar SA	202,109

	Total Belgium	12,664,746

	Brazil — 0.8%
5,000	Banco Bradesco SA	83,318
1,063,600	Banco do Brasil SA	12,494,246
118,400	Banco Santander Brasil SA	835,843
266,200	Banco Santander Brasil SA ADR	1,898,006
42,300	BR Malls Participacoes SA	431,729
61,500	BR Properties SA	592,948
28,700	Cia de Saneamento Basico do Estado de Sao Paulo	358,448
443,680	Cielo SA	11,211,113
44,370	Duratex SA	301,007
20,700	EDP-Energias Do Brasil SA	119,746
36,400	Electrobras (Centro)	93,983
7,200	Fibria Celulose SA *	79,033
10,800	Fibria Celulose SA Sponsored ADR *	118,584
45,000	Gol Linhas Aereas Inteligentes SA ADR *	200,700
83,500	Grupo BTG Pactual	1,281,467
18,800	Light SA	152,029
3,400	Multiplan Empreendimentos Imobiliarios SA	88,103
73,600	Multiplus SA	1,186,232
65,500	Petroleo Brasileiro SA (Petrobras) ADR	1,163,935
17,600	Porto Seguro SA	218,418
94,700	Qualicorp SA *	837,877
61,457	Sul America SA	399,709
59,700	Totvs SA	1,030,493
35,400	Vale SA	505,596
907,100	Vale SA Sponsored ADR	13,062,240

	Total Brazil	48,744,803

	Canada — 0.2%
2,800	Alimentation Couche Tard Inc	156,643
32,900	Bombardier Inc-Class B	149,149
4,300	Canadian Oil Sands Ltd	83,242
2,000	Canadian Pacific Railway Ltd	265,908
13,400	Canadian Tire Corp Ltd-Class A	1,076,653
8,700	Encana Corp	165,902
87,400	First Quantum Minerals Ltd	1,564,643
9,400	Home Capital Group Inc	481,084
38,900	Husky Energy Inc	1,098,993
2,500	Magna International Inc	166,723
3,600	Methanex Corp	159,279
5,300	Metro Inc	354,833
316,100	Research In Motion Ltd *	4,405,734
17,400	RONA Inc	175,553

Shares	Description	Value ($)
	Canada — continued
9,600	Royal Bank of Canada	569,750
22,100	Sherritt International Corp	98,909
18,100	Sun Life Financial Inc	530,037

	Total Canada	11,503,035

	Czech Republic — 0.2%
348,285	CEZ AS	9,649,608

	Denmark — 0.1%
2,221	Coloplast A/S	126,669
4,080	GN Store Nord A/S	78,099
26,539	Novo-Nordisk A/S-Class B	4,301,378

	Total Denmark	4,506,146

	Egypt — 0.1%
1,292,520	Al Ezz Steel Rebars SAE *	1,803,416
409,541	Citadel Capital SAE *	187,279
176,989	Commercial International Bank	927,557
293,527	EFG-Hermes Holding SAE *	369,958
88,648	Egyptian Kuwaiti Holding Co SAE	80,456
62,617	Juhayna Food Industries	97,829
175,821	Orascom Telecom Holding SAE *	125,399
241,328	Orascom Telecom Holding SAE GDR (Registered Shares) *	781,094
22,648,656	Orascom Telecom Media And Technology Holding SAE	1,585,031
2,142,751	Palm Hills Developments SAE *	682,860
96,773	Sidi Kerir Petrochemicals Co	181,559
36,119	Six of October Development & Investment Co *	99,779
495,625	Talaat Moustafa Group*	305,270
332,994	Telecom Egypt Co	646,635

	Total Egypt	7,874,122

	Finland — 0.1%
1,318	Kone Oyj-Class B	115,782
14,217	Neste Oil Oyj	206,040
1,517,505	Nokia Oyj *	5,076,510
22,109	Sampo Oyj-Class A	896,076
6,348	Tieto Oyj	130,129

	Total Finland	6,424,537

	France — 2.4%
309,764	Air France–KLM *	2,980,823
259,206	AXA	5,233,291
182,036	BNP Paribas	10,652,667
8,387	Bouygues SA	222,782
72,335	Carrefour SA	2,117,786
29,953	CNP Assurances	452,274
18,674	Compagnie Generale des Etablissements Michelin-Class B	1,629,684

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	France — continued
34,426	European Aeronautic Defense and Space Co NV	1,982,268
441,227	France Telecom SA	4,474,752
287,744	GDF Suez	5,868,305
1,160	L’Oreal SA	195,543
15,156	Lafarge SA	1,080,784
32,895	Lagardere SCA	846,127
62,052	PagesJaunes Groupe *	147,893
427,236	Peugeot SA *	3,761,378
3,178	Rallye SA	124,819
447	Remy Cointreau SA	51,576
105,586	Renault SA	8,149,156
384,475	Sanofi	40,995,861
230,319	Societe Generale	9,185,611
83,738	Technicolor *	355,394
1,039,628	Total SA	51,964,072
265,916	Vivendi SA	5,204,603

	Total France	157,677,449

	Germany — 1.0%
30,346	Allianz SE (Registered)	4,687,439
32,462	Aurubis AG	1,948,544
72,026	Bayer AG (Registered)	7,697,227
1,875	Beiersdorf AG	169,101
3,433	Continental AG	449,179
127,327	Deutsche Lufthansa AG (Registered) *	2,731,778
7,019	Deutsche Bank AG (Registered)	326,116
111,238	Deutsche Post AG (Registered)	2,803,182
20,632	Duerr AG	1,337,716
997,257	E.ON AG	16,804,896
43,095	Freenet AG	920,889
9,249	Hannover Rueckversicherung AG (Registered)	696,296
54,425	Kloeckner & Co SE *	687,279
9,989	Leoni AG	498,210
6,546	Merck KGaA	1,036,061
31,264	Metro AG	1,059,998
26,417	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,927,426
210,915	RWE AG	7,196,530
25,486	Salzgitter AG	963,364
126,289	SAP AG *	9,451,202
31,945	Suedzucker AG	1,080,863

	Total Germany	67,473,296

	Greece — 0.0%
26,612	Marfin Investment Group Holdings SA *	11,065
208,022	OPAP SA	1,720,172
106,424	Public Power Corp SA *	1,061,738

	Total Greece	2,792,975

Shares	Description	Value ($)
	Hong Kong — 0.2%
26,000	AAC Technologies Holdings Inc	148,240
23,000	Cheung Kong Holdings Ltd	323,913
103,000	CLP Holdings Ltd	866,632
1,041,100	Esprit Holdings Ltd	1,584,390
92,000	Galaxy Entertainment Group Ltd *	477,580
612,000	Hong Kong & China Gas	1,729,305
192,500	Link (REIT)	990,341
171	Melco International Development Ltd	373
724,000	Pacific Basin Shipping Ltd	414,877
89,500	Power Assets Holdings Ltd	783,363
34,400	Sands China Ltd	181,716
89,000	Sun Hung Kai Properties Ltd	1,181,161
32,000	Swire Pacific Ltd	405,172
164,000	Wharf Holdings Ltd (The)	1,456,405
210,500	Yue Yuen Industrial Holdings	607,941

	Total Hong Kong	11,151,409

	Hungary — 0.0%
32,713	OTP Bank Plc	694,917

	India — 0.5%
71,634	Aban Offshore Ltd	374,068
182,686	Allahabad Bank	392,653
1,762	Asian Paints Ltd	151,128
203,091	Aurobindo Pharma Ltd	612,180
33,839	Bank of Baroda	398,445
408,388	Cairn India Ltd	2,048,953
31,403	Canara Bank Ltd	229,537
27,816	CESC Ltd	162,960
56,227	Cipla Ltd	370,178
22,784	Financial Technologies India Ltd	333,336
56,385	GAIL India Ltd	303,862
1,738	Grasim Industries Ltd (b)	87,453
2,229	Grasim Industries Ltd Sponsored GDR	112,280
122,632	HCL Technologies Ltd	1,617,162
528,704	Hexaware Technologies Ltd	748,355
315,697	Hindalco Industries Ltd	569,245
312,200	Hindalco Industries Ltd GDR, 144A (b)	550,899
924,691	Housing Development & Infrastructure Ltd *	683,503
8,783	ICICI Bank Ltd Sponsored ADR	177,958
27,864	Infosys Technologies Ltd	1,181,510
149,900	Infosys Technologies Ltd Sponsored ADR	6,258,325
79,791	Jai Balaji Industries Ltd *	35,420
62,975	Jindal Steel & Power Ltd	318,365
22,379	JSW Steel Ltd	269,958
700,833	NHPC Ltd	239,413
63,385	NMDC Ltd	131,321
158,449	NTPC Ltd	428,884
171,638	Oil & Natural Gas Corp Ltd	987,884
10,213	Oil India Ltd	103,865
32,588	Oriental Bank of Commerce	140,262

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	India — continued
110,174	Power Grid Corp of India Ltd	220,651
38,381	Punjab National Bank Ltd (b)	515,519
174,491	Reliance Energy Ltd	1,117,557
16,741	Reliance Industries Ltd	237,761
5,266	Reliance Industries Ltd GDR, 144A	149,271
56,671	Rural Electrification Corp Ltd	221,415
1,074,161	Satyam Computer Services Ltd *	2,093,450
310,958	Sesa Goa Ltd	886,029
307,175	Steel Authority of India Ltd	304,811
363,337	Sterlite Industries India Ltd	595,460
121,300	Sterlite Industries India Ltd ADR	803,006
19,849	Sun Pharmaceutical Industries Ltd	363,067
117,684	Tata Consultancy Services Ltd	3,121,510
175,203	Tata Steel Ltd	903,537
77,419	Tech Mahindra Ltd	1,320,305
106,326	UCO Bank	142,198
29,150	Union Bank of India	112,972
51,164	United Phosphorus Ltd	140,912
175,362	Wipro Ltd	1,027,020
75,457	Wipro Ltd ADR	575,737

	Total India	34,871,550

	Indonesia — 0.8%
1,129,000	ACE Hardware Indonesia Tbk PT	109,373
4,017,000	Alam Sutera Realty Tbk PT	432,568
16,903,500	Astra International Tbk PT	12,152,862
1,088,500	Bank Central Asia Tbk PT	1,144,577
5,043,170	Bank Mandiri Persero Tbk PT	4,980,283
3,571,500	Bank Negara Indonesia Persero Tbk PT	1,770,471
1,370,000	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	170,388
6,081,270	Bank Rakyat Indonesia Persero Tbk PT	5,498,883
2,040,500	Bank Tabungan Negara Persero Tbk PT	295,254
25,329,500	Bhakti Investama Tbk PT	1,392,566
1,065,000	Bumi Serpong Damai PT	238,623
1,823,500	Gajah Tunggal Tbk PT	598,369
9,571,000	Global Mediacom Tbk PT	2,536,202
843,000	Harum Energy Tbk PT	336,208
2,250,500	Indomobil Sukses Internasional Tbk PT *	1,201,210
715,000	Indosat Tbk PT	378,836
1,461,000	Kalbe Farma Tbk PT	215,660
1,203,000	Lippo Karawaci Tbk PT	225,981
5,977,000	Media Nusantara Citra Tbk PT	2,032,553
1,158,500	Mitra Adiperkasa Tbk PT	1,050,628
2,503,500	MNC Sky Vision Tbk PT *	688,848
1,574,500	Modernland Realty Tbk PT *	181,468
7,055,000	Panin Financial Tbk PT *	197,021
3,026,500	Ramayana Lestari Sentosa Tbk PT	461,567
731,150	Semen Gresik Persero Tbk PT	1,340,367
467,996	Surya Citra Media Tbk PT	138,471
5,909,000	Telekomunikasi Indonesia Persero Tbk PT	6,634,829

Shares	Description	Value ($)
	Indonesia — continued
20,600	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	931,120
299,000	Tower Bersama Infrastructure Tbk PT *	182,898
2,370,000	XL Axiata Tbk PT	1,208,860

	Total Indonesia	48,726,944

	Ireland — 0.1%
102,250	C&C Group Plc	609,415
21,147	Kerry Group Plc-Class A	1,202,124
10,943	Paddy Power Plc	922,678
51,547	Smurfit Kappa Group Plc	864,772

	Total Ireland	3,598,989

	Israel — 0.0%
29,582	Africa Israel Investments Ltd *	69,551
127,011	Bank Hapoalim BM *	587,702
204,654	Bank Leumi Le-Israel *	714,417
288,289	Israel Discount Bank Ltd-Class A *	481,569
65,034	Partner Communications Co Ltd	392,456
1,642	Teva Pharmaceutical Industries Ltd	62,898

	Total Israel	2,308,593

	Italy — 1.0%
1,947,383	A2A SPA	1,635,510
95,109	Assicurazioni Generali SPA	1,769,614
65,338	Azimut Holding SPA	1,237,777
4,253,665	Enel SPA	16,010,422
737,106	ENI SPA	16,762,896
28,287	Exor SPA	896,460
610,220	Fiat SPA *	4,782,487
547,279	Finmeccanica SPA *	3,022,375
2,145,763	Intesa Sanpaolo SPA	4,003,025
10,326	Italcementi SPA-Di RISP	35,428
1,141	Lottomatica Group SPA	30,685
966,930	Mediaset SPA *	3,001,824
220,821	Mediolanum SPA	1,466,177
810,585	Milano Assicurazioni SPA *	519,948
46,739	Recordati SPA	494,708
6,575,470	Telecom Italia SPA	5,090,069
3,713,947	Telecom Italia SPA-Di RISP	2,296,150
842,949	UniCredit SPA	4,730,783

	Total Italy	67,786,338

	Japan — 3.9%
1,200	ABC-Mart Inc	43,404
1,104	Accordia Golf Co Ltd	1,167,514
84	Advance Residence Investment Corp (REIT)	173,765
204,100	Aeon Co Ltd	2,382,171
15,700	Alfresa Holdings Corp	815,828
88,900	Anritsu Corp	1,200,637
90,000	Astellas Pharma Inc	4,595,954

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
400	Avex Group Holding Inc	12,250
42,600	Bridgestone Corp	1,382,790
101,000	Calsonic Kansei Corp	436,533
388,000	Cosmo Oil Co Ltd *	697,236
13,100	Credit Saison Co Ltd	305,448
25,100	Daiei Inc *	77,745
634,000	Daikyo Inc	1,890,441
64,100	Daito Trust Construction Co Ltd	5,965,811
45,000	Daiwabo Holdings Co Ltd	75,220
45,000	Daiwa House Industry Co Ltd	850,408
196,000	Daiwa Securities Group Inc	1,603,233
96,500	Dena Co Ltd	2,034,803
422,000	DIC Corp	969,613
1,100	Eisai Co Ltd	42,217
27,600	Electric Power Development Co Ltd	868,176
200	Fast Retailing Co Ltd	67,271
71,000	Fuji Electric Co Ltd	230,999
159,000	Fuji Heavy Industries Ltd	3,581,256
34,000	Fuji Oil Co Ltd	518,917
101,000	Gunze Ltd	243,315
117,000	Hanwa Co Ltd	428,931
1,760,000	Haseko Corp *	2,286,450
18,500	Hikari Tsushin Inc	1,020,531
8,000	Hino Motors Ltd	113,508
9,700	Idemitsu Kosan Co Ltd	784,948
69	INPEX Corp	293,733
47,700	IT Holdings Corp	665,067
607,200	Itochu Corp	7,524,780
3,400	J Trust Co Ltd	67,944
440	Japan Retail Fund Investment Corp (REIT)	835,314
697,400	Japan Tobacco Inc	23,734,610
187,200	JFE Holdings Inc	3,847,140
30,000	Juki Corp *	51,066
1,190,100	JX Holdings Inc	5,781,803
74,800	K’s Holdings Corp	2,069,365
11,700	Kakaku.com Inc	282,196
92,900	Kao Corp	2,911,263
1,543,000	Kawasaki Kisen Kaisha Ltd	3,046,700
218,200	KDDI Corp	9,843,861
29,000	Kinugawa Rubber Industrial Co Ltd	160,478
932,000	Kobe Steel Ltd *	1,229,618
27,986	Kohnan Shoji Co Ltd	326,850
20,000	Kubota Corp	289,681
20,000	Kurimoto Ltd	50,845
5,200	Lawson Inc	378,279
329,700	Leopalace21 Corp *	1,490,547
22,000	Look Inc	73,008
592,000	Marubeni Corp	4,087,633
1,067,000	Mazda Motor Corp *	4,104,597
87,204	Medipal Holdings Corp	1,162,780
2,600	MEIJI Holdings Co Ltd	114,111
1,300	Misawa Homes Co Ltd	27,643

Shares	Description	Value ($)
	Japan — continued
83,000	Mitsubishi Estate Co Ltd	2,044,869
254,000	Mitsubishi Heavy Industries Ltd	1,554,773
581,500	Mitsubishi Chemical Holdings Corp	2,751,909
409,100	Mitsubishi Corp	7,070,190
92,000	Mitsubishi Gas Chemical Co Inc	652,352
204,600	Mitsubishi UFJ Lease & Finance Co Ltd	927,513
502,000	Mitsui Chemicals Inc	1,121,033
711,000	Mitsui Engineer & Shipbuilding Co Ltd	1,154,541
61,000	Mitsui Fudosan Co Ltd	1,682,887
345,700	Mitsui & Co Ltd	4,329,504
490,012	Mitsui Mining & Smelting Co Ltd	1,115,573
755,134	Mitsui OSK Lines Ltd *	2,681,957
2,030,800	Mizuho Financial Group Inc	3,866,466
1,900	Murata Manufacturing Co Ltd	143,594
19,500	Namco Bandai Holdings Inc	316,080
432,000	NEC Corp	1,004,549
62,400	Net One Systems Co Ltd	513,332
102,000	Nichirei Corp	504,529
18,700	Nintendo Co Ltd	1,846,740
36,000	Nippon Corp	465,793
472,100	Nippon Light Metal Co Ltd	530,155
90,032	Nippon Paper Industries Co Ltd *	1,100,834
959,000	Nippon Steel Corp	2,404,134
176,600	Nippon Telegraph & Telephone Corp	8,709,909
836,000	Nippon Yusen Kabushiki Kaisha	2,143,419
151,741	Nipro Corp	1,893,600
72,000	Nisshinbo Holdings Inc	521,681
6,600	Nitori Holdings Co Ltd	519,353
26,800	Nitto Denko Corp	1,591,056
350,900	Nomura Holdings Inc	2,660,682
131,986	North Pacific Bank Ltd	433,627
6,662	NTT Docomo Inc	9,733,291
69,000	Obayashi Corp	333,117
8,200	Okinawa Electric Power Co	314,673
6,000	Ono Pharmaceutical Co Ltd	417,230
51,000	Orient Corp *	146,333
608	ORIX JREIT Inc (REIT)	654,509
400	Pigeon Corp	32,054
27,749	Point Inc	1,234,033
1,326,600	Resona Holdings Inc	5,950,556
203,000	Ricoh Co Ltd	2,356,813
127,100	Round One Corp	784,126
19,800	Ryohin Keikaku Co Ltd	1,477,189
33,600	Sankyo Co Ltd	1,474,711
41,300	Sega Sammy Holdings Inc	981,242
42,000	Seino Holdings Co Ltd	321,134
279,300	Seven Bank Ltd	994,767
7,600	Shimamura Co Ltd	873,095
798,000	Shinsei Bank Ltd	1,863,477
400	Ship Healthcare Holdings Inc	14,448
164,100	Showa Shell Sekiyu KK	1,296,516
800	SHO–BOND Holdings Co Ltd	29,407

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
58,186	SoftBank Corp	2,908,436
1,319,900	Sojitz Corp	2,274,855
430,193	Sumitomo Light Metal Industries Ltd	449,010
48,500	Sumitomo Mitsui Construction Co Ltd *	37,212
535,500	Sumitomo Corp	6,695,217
74,500	Sumitomo Electric Industries Ltd	891,177
114,000	Sumitomo Metal Mining Co Ltd	1,432,521
73,700	Sumitomo Mitsui Financial Group Inc	2,909,659
368,000	Sumitomo Mitsui Trust Holdings Inc	1,507,694
44,000	Sumitomo Realty & Development Co Ltd	1,682,755
39,000	Suruga Bank Ltd	584,193
14,800	Suzuken Co Ltd	469,007
129,000	Taisei Corp	404,909
256,600	Takeda Pharmaceutical Co Ltd	11,373,108
59,900	Tokyo Electric Power Co Inc (The) *	358,749
189,000	Tokyo Tatemono Co Ltd	1,415,737
11,000	Tokyu Land Corp	99,409
92,000	TonenGeneral Sekiyu KK	903,831
49,000	Toshiba Corp	230,532
468,000	Tosoh Corp	1,528,173
15,000	Toyobo Co Ltd	24,435
101,100	Toyota Motor Corp	5,900,126
150,400	Toyota Tsusho Corp	3,979,716
109,567	Unitika Ltd *	62,194
199,300	UNY Co Ltd	1,312,908
33,200	Wacom Co Ltd	410,168
2,586	Yahoo! Japan Corp	1,171,611
103,790	Yamada Denki Co Ltd	3,915,016

	Total Japan	255,789,948

	Kazakhstan — 0.0%
62,669	KazMunaiGas Exploration Production JSC GDR (Registered Shares)	970,732

	Malaysia — 0.1%
390,100	AMMB Holdings Berhad	924,494
529,500	CIMB Group Holdings Berhad	1,417,432
141,996	Hong Leong Bank Berhad	648,427
37,700	KLCC Property Holdings Bhd	82,723
250,000	Malayan Banking Berhad	821,938
63,100	Public Bank Bhd	345,282
40,700	Public Bank Bhd (Foreign Market)	221,276
57,400	RHB Capital Berhad	162,190

	Total Malaysia	4,623,762

	Mexico — 0.2%
319,000	America Movil SAB de CV	6,351,290
1,937,400	America Movil SAB de CV-Class L	1,943,730
11,800	Fomento Economico Mexicano SAB de CV	128,359
8,100	Fomento Economico Mexicano SAB de CV Sponsored ADR	879,579

Shares	Description	Value ($)
	Mexico — continued
84,800	Grupo Financiero Banorte SAB de CV-Class O	542,117
72,400	Grupo Financiero Santander Mexico SAB de CV ADR *	1,145,368
200	Grupo Financiero Santander Mexico SAB de CV-Class B	646
26,500	Grupo Televisa SAB Sponsored ADR	691,120
17,200	Grupo Televisa SAB-Series CPO	89,915
202,800	Wal-Mart de Mexico SAB de CV-Class V	598,326

	Total Mexico	12,370,450

	Netherlands — 0.4%
536,789	Aegon NV	3,662,402
37,844	CSM NV	792,825
7,424	Delta Lloyd NV	145,169
7,211	Gemalto NV	605,463
1,055	Heineken NV	73,395
451,959	ING Groep NV *	4,214,379
60,204	Koninklijke Philips Electronics NV	1,704,737
187,863	Koninklijke BAM Groep NV	927,783
7,228	PostNL NV *	19,592
85,275	SNS REAAL NV * (b)	—
326,844	Unilever NV	13,352,825
76,300	VimpelCom Ltd Sponsored ADR	759,185
1,417	Vopak	85,501
4,375	Wereldhave NV (REIT)	310,746

	Total Netherlands	26,654,002

	New Zealand — 0.1%
256,309	Chorus Ltd	505,807
184,720	Fletcher Building Ltd	1,222,171
1,289,045	Telecom Corp of New Zealand	2,358,681

	Total New Zealand	4,086,659

	Norway — 0.1%
11,640	Aker Solutions ASA	171,525
201,884	DNB ASA	3,264,699
90,652	Golden Ocean Group Ltd *	99,530
33,522	TGS Nopec Geophysical Co ASA	1,170,141

	Total Norway	4,705,895

	Peru — 0.1%
407,155	Cia de Minas Buenaventura SA ADR	7,308,432
3,700	Credicorp Ltd	509,194

	Total Peru	7,817,626

	Philippines — 0.1%
859,350	BDO Unibank Inc *	1,886,664
45,950	GT Capital Holdings Inc	813,203
513,180	Metropolitan Bank & Trust	1,529,274
9,375	Philippine Long Distance Telephone Co	684,510

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Philippines — continued
5,700	Philippine Long Distance Telephone Co Sponsored ADR	410,286
1,463,400	Puregold Price Club Inc	1,191,798

	Total Philippines	6,515,735

	Poland — 0.2%
1,305,441	Boryszew SA *	157,732
5,256	Jastrzebska Spolka Weglowa SA	127,398
324,327	KGHM Polska Miedz SA	14,489,573
130,397	Synthos SA	211,855

	Total Poland	14,986,558

	Portugal — 0.1%
1,108,842	EDP-Energias de Portugal SA	3,575,877
23,722	Portugal Telecom SGPS SA	100,647

	Total Portugal	3,676,524

	Russia — 1.3%
5,168	Bashneft OAO-Class S	323,862
27,103	Gazprom Neft JSC Sponsored ADR *	508,909
3,898,293	Gazprom OAO Sponsored ADR *	29,070,904
288,458	Lukoil OAO Sponsored ADR	16,879,247
972	Magnit OJSC	218,231
20,858	Magnit OJSC GDR	1,130,028
1,806	Mobile Telesystems OJSC	14,442
38,900	Mobile Telesystems Sponsored ADR	749,603
44,395	Moscow Exchange MICEX-RTS	74,203
2,060	NovaTek OAO GDR	228,527
1,020,868	Rosneft OJSC GDR (Registered)	6,701,992
7,731	Rostelecom OJSC	144,574
1,169,975	Sberbank Sponsored ADR *	14,225,091
32,680	Sistema JSFC Sponsored GDR (Registered Shares)	617,177
577,253	Surgutneftegas Sponsored ADR *	4,313,352
69,211	Tatneft Sponsored ADR *	2,376,916
388,994,452	VTB Bank OJSC	560,541
1,593,220	VTB Bank OJSC GDR (Registered Shares) *	4,548,380

	Total Russia	82,685,979

	Singapore — 0.2%
376,000	CapitaCommercial Trust (REIT)	449,740
114,000	China Minzhong Food Corp Ltd *	92,105
93,967	Ezion Holdings Ltd	168,443
743,085	Ezra Holdings Ltd *	568,997
7,883,000	Golden Agri-Resources Ltd	3,579,148
117,000	Ho Bee Investment Ltd	185,392
58,000	Jaya Holdings Ltd	27,903
1,552,000	Noble Group Ltd	1,267,781
171,000	SembCorp Industries Ltd	655,014
176,000	Singapore Technologies Engineering Ltd	568,329
1,646,000	Singapore Telecommunications	4,868,811
305,000	Swiber Holdings Ltd	182,411

Shares	Description	Value ($)
	Singapore — continued
64,000	United Overseas Bank Ltd	1,080,963
62,000	Vard Holdings Ltd	54,606
820,000	Yangzijiang Shipbuilding Holdings Ltd	569,041

	Total Singapore	14,318,684

	South Africa — 0.2%
46,616	ABAS Group Ltd	689,422
700,950	African Bank Investments Ltd	1,110,999
9,272	African Rainbow Minerals Ltd	164,948
108,767	AngloGold Ashanti Ltd Sponsored ADR	1,973,033
81,355	Exxaro Resources Ltd	1,275,868
107,279	FirstRand Ltd	313,218
101,914	Gold Fields Ltd Sponsored ADR	618,618
223,196	Growthpoint Properties Ltd	561,660
52,500	Investec Ltd	373,226
9,772	Liberty Holdings Ltd	121,789
133,992	MTN Group Ltd	2,425,605
10,343	Naspers Ltd-N Shares	761,451
7,582	Remgro Ltd	148,744
76,091	Sasol Ltd	3,393,555
1,647	Sasol Ltd Sponsored ADR	73,094
5,275	Sibanye Gold Ltd Sponsored ADR *	19,095
12,822	Standard Bank Group Ltd	142,002
186,677	Telkom South Africa Ltd *	275,989
59,536	Vodacom Group Ltd	660,789
37,283	Wilson Bayly Holmes-Ovcon Ltd	577,973

	Total South Africa	15,681,078

	South Korea — 2.2%
124,650	BS Financial Group Inc	1,716,827
1,539	CJ Corp	169,469
491	CJ O Shopping Co Ltd	138,159
9,688	Daelim Industrial Co Ltd	805,089
23,500	Daewoo Securities Co Ltd	227,580
15,420	Daewoo Shipbuilding & Marine Engineering Co Ltd	344,626
27,150	DGB Financial Group Inc	404,385
38,810	Dongbu Insurance Co Ltd	1,702,999
24,580	Dongkuk Steel Mill Co Ltd	269,554
13,700	GS Engineering & Construction Corp	400,979
67,244	GS Holdings	3,254,950
232,271	Hana Financial Group Inc	7,746,218
2,680	Hankook Tire Co Ltd	124,396
43,300	Hankook Tire WorldwideCo Ltd	732,496
8,970	Hanwha Chem Corp	140,963
52,410	Hanwha Corp	1,455,611
6,173	Honam Petrochemical Corp	887,390
5,340	Hynix Semiconductor Inc *	149,798
7,391	Hyosung Corp	385,655
7,398	Hyundai Engineering & Construction	397,021
5,754	Hyundai Heavy Industries Co Ltd	992,882
16,830	Hyundai Hysco	512,642

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
44,650	Hyundai Marine & Fire Insurance Co Ltd	1,280,677
1,454	Hyundai Mipo Dockyard	173,964
28,144	Hyundai Mobis	7,039,032
50,608	Hyundai Motor Co	9,411,929
31,780	Hyundai Securities Co Ltd	216,590
39,876	Hyundai Steel Co	2,513,276
1,906	Hyundai Wia Corp	276,298
221,690	Industrial Bank of Korea	2,436,181
210,090	KB Financial Group Inc	6,819,289
5,700	KB Financial Group Inc ADR	186,105
195,057	Kia Motors Corp	10,122,264
14,997	Kolon Industries Inc	669,310
2,753	Korea Kumho Petrochemical Co Ltd	227,634
6,534	Korea Zinc Co Ltd	1,869,362
4,800	Korean Air Lines Co Ltd *	155,788
9,960	Korean Reinsurance Co	99,867
183,270	KT Corp	6,265,244
30,900	KT Corp Sponsored ADR	520,974
25,880	KTB Securities Co Ltd *	85,635
13,496	LG Chem Ltd	3,213,844
7,627	LG Corp	468,913
9,266	LG Electronics Inc	658,456
8,610	LG Fashion Corp	236,246
12,160	LG International Corp	384,154
162,100	LG Uplus Corp *	1,673,503
39,820	LIG Insurance Co Ltd	870,075
1,524	Lotte Shopping Co Ltd	491,204
2,042	LS Corp	126,795
3,396	Mando Corp	292,285
64,390	Meritz Fire & Marine Insurance Co Ltd	747,416
4,503	Mirae Asset Securities Co Ltd	186,779
9,527	MNTech Co Ltd	90,927
13,140	Poongsan Corp	311,895
20,298	POSCO	5,746,018
18,200	POSCO ADR	1,285,830
2,179	S-Oil Corp	166,489
10,235	Samsung Engineering Co Ltd	857,215
2,033	Samsung Fire & Marine Insurance Co Ltd	409,628
35,110	Samsung Heavy Industries Co Ltd	1,010,329
4,023	Samsung Life Insurance Co Ltd	373,717
2,345	Samsung SDI Co Ltd	294,343
20,950	Samsung Card Co	691,717
16,601	Samsung Electronics Co Ltd	22,367,521
11,800	Seah Besteel Corp	345,761
183,300	Shinhan Financial Group Co Ltd	6,535,087
1,806	Shinsegae Co Ltd	346,015
16,846	SK Chemicals Co Ltd	636,858
3,124	SK Gas Co Ltd	225,802
53,281	SK Innovation Co Ltd	6,908,847
27,191	SK Telecom Co Ltd	5,020,149
84,700	SK Telecom Co Ltd ADR	1,719,410
6,253	SK Holdings Co Ltd	972,634

Shares	Description	Value ($)
	South Korea — continued
16,590	SL Corp	232,940
46,550	STX Corp	104,273
41,500	STX Pan Ocean Co Ltd *	118,005
37,300	STX Shipping Co Ltd *	126,778
16,455	Sungwoo Hitech Co Ltd	221,555
388,880	Woori Finance Holdings Co Ltd	4,050,469
38,770	Woori Investment & Securities Co Ltd *	421,080

	Total South Korea	144,270,070

	Spain — 1.3%
7,662	Abengoa SA	18,038
5,751	ACS Actividades de Construccion y Servicios SA	160,800
6,985	Amadeus IT Holding SA-Class A	213,185
1,156,407	Banco Bilbao Vizcaya Argentaria SA	10,838,685
3,628,342	Banco Santander SA	25,950,739
52,946	Distribuidora Internacional de Alimentacion SA	414,957
5,428	Enagas	135,691
9,568	Ferrovial SA	154,085
7,494	Fomento de Construcciones y Contratas SA	75,621
292,240	Gas Natural SDG SA	6,037,472
47,989	Grifols SA *	1,757,210
1,375,411	Iberdrola SA	7,439,700
4,213	Inditex SA	521,528
76,000	Indra Sistemas SA	994,966
356,645	Repsol YPF SA	8,115,124
1,515,231	Telefonica SA *	20,847,991

	Total Spain	83,675,792

	Sweden — 0.2%
64,106	Alliance Oil Company Ltd *	451,683
19,816	Boliden AB	282,387
93,715	Investor AB	2,690,243
8,764	NCC AB-Class B	209,281
128,783	Skandinaviska Enskilda Banken AB-Class A	1,340,564
28,529	Svenska Handelsbanken AB-A Shares	1,226,282
97,827	Swedbank AB-Class A	2,329,695
189,251	TeliaSonera AB	1,264,753

	Total Sweden	9,794,888

	Switzerland — 0.9%
11,295	ABB Ltd	247,134
400	AMS AG	38,452
1,302	Compagnie Financiere Richemont SA-Class A	115,124
83,930	Credit Suisse Group AG (Registered)	2,480,660
211,230	Nestle SA (Registered)	13,992,844
384,729	Novartis AG (Registered)	27,558,905
66,663	Roche Holding AG (Non Voting)	16,528,183
374	Swatch Group AG	213,158

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
254	Swiss Life Holding AG (Registered)	42,108
4,607	Swiss Re AG	338,312

	Total Switzerland	61,554,880

	Taiwan — 0.9%
339,000	Acer Inc *	271,423
291,000	Advanced Semiconductor Engineering Inc	248,588
192,000	Advantech Co Ltd	939,124
179,000	Asustek Computer Inc	1,959,821
4,329,000	AU Optronics Corp *	1,968,997
109,000	Career Technology MFG Co Ltd	122,588
324,000	Catcher Technology Co Ltd	1,807,783
160,000	Cathay Financial Holding Co Ltd	206,512
196,000	Cheng Shin Rubber Industry Co Ltd	583,752
49,000	Chipbond Technology Corp	129,917
1,808,470	Chunghwa Telecom Co Ltd	5,748,383
500	Chunghwa Telecom Co Ltd ADR	15,680
3,548,000	Compal Electronics Inc	2,166,877
372,000	Coretronic Corp	329,310
132,000	Delta Electronics Inc	629,428
838,000	E.Sun Financial Holdings Co Ltd	514,556
83,000	Elite Material Co Ltd	77,506
1,077,000	Far EasTone Telecommunications Co Ltd	2,566,615
171,000	Flexium Interconnect Inc	626,699
185,000	Foxconn Technology Co Ltd	494,008
212,000	Gintech Energy Corp *	224,481
243,000	Highwealth Construction Corp	538,241
3,317,000	Hon Hai Precision Industry Co Ltd	8,391,441
37,000	ILI Technology Corp	100,002
777,000	Innolux Display Corp *	518,513
81,000	Lite-On Technology Corp	128,855
29,000	Lotes Co Ltd	75,978
136,000	Makalot Industrial Co Ltd	635,309
19,000	MediaTek Inc	234,549
83,000	Motech Industries Inc *	117,683
1,045,000	Neo Solar Power Corp *	882,676
22,000	Phison Electronics Corp	186,057
765,000	Powertech Technology Inc	1,376,023
842,000	Qisda Corp *	204,172
785,000	Quanta Computer Inc	1,681,155
248,000	Radiant Opto-Electronics Corp	935,135
835,000	Shin Kong Financial Holding Co Ltd *	283,250
32,632	Silicon Motion Technology Corp	366,784
63,000	Simplo Technology Co Ltd	284,085
143,000	Synnex Technology International Corp	199,418
4,086,000	Taishin Financial Holding Co Ltd	1,747,759
1,012,000	Taiwan Mobile Co Ltd	3,688,643
286,000	Taiwan PCB Techvest Co Ltd Sponsored ADR *	386,778
271,700	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	5,069,922

Shares	Description	Value ($)
	Taiwan — continued
58,000	Taiwan Surface Mounting Technology Corp	94,884
99,700	Taiwan Semiconductor Manufacturing Co Ltd	362,522
47,085	TPK Holding Co Ltd	926,808
332,000	Tripod Technology Corp	758,976
522,000	Unimicron Technology Corp	561,273
1,169,000	United Microelectronics Corp	513,567
1,655,450	Wistron Corp	1,692,229
350,000	WPG Holdings Co Ltd	416,181
50,000	Young Fast Optoelectronics Co Ltd	94,097
282,000	Yungtay Engineering Co Ltd	619,829

	Total Taiwan	55,704,842

	Thailand — 0.5%
24,300	Advanced Info Service Pcl NVDR	210,162
296,800	Advanced Info Service Pcl (Foreign Registered)	2,566,918
13,500	Bangchak Petroleum Pcl	15,110
715,800	Bangchak Petroleum Pcl (Foreign Registered)	801,157
368,960	Bangkok Dusit Medical Service Pcl (Foreign Registered)	2,052,238
36,600	Bangkok Dusit Medical Services Pcl NVDR	203,577
350,210	Bank of Ayudhya Pcl (Foreign Registered) (b)	408,833
59,000	Bank of Ayudhya Pcl NVDR	65,481
139,150	Banpu Pcl (Foreign Registered)	1,370,351
2,500	Banpu Pcl NVDR	24,620
1,643,840	BTS Rail Mass Transit Growth Infrastructure Fund *	613,556
462,300	Charoen Pokphand Foods Pcl (Foreign Registered)	442,001
99,600	Charoen Pokphand Foods Pcl NVDR	95,227
345,050	Electricity Generating Pcl (Foreign Registered)	1,787,909
1,087,100	Esso Thailand Pcl (Foreign Registered)	315,946
453,800	Glow Energy Pcl (Foreign Registered)	1,048,405
188,200	Glow Energy Pcl NVDR	434,794
232,000	Kasikornbank Pcl NVDR	1,490,171
516,000	PTT Exploration & Production Pcl (Foreign Registered)	2,579,921
64,300	PTT Exploration & Production Pcl NVDR	321,490
49,200	PTT Pcl	527,339
761,000	PTT Pcl (Foreign Registered)	8,156,610
320,200	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (b)	576,110
508,800	Ratchaburi Electricity Generating Holding Pcl NVDR	923,840
72,100	Shin Corp Pcl	211,169
86,900	Shin Corp Pcl (Foreign Registered) (b)	262,102
50,500	Siam Cement Pcl NVDR	771,671
764,100	Thai Oil Pcl (Foreign Registered)	1,606,073

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
53,700	Thai Oil Pcl NVDR	112,873
2,612,100	Thai Tap Water Supply Pcl (Foreign Registered)	931,054

	Total Thailand	30,926,708

	Turkey — 0.1%
652,714	Asya Katilim Bankasi AS *	673,875
417,882	Turk Telekomunikasyon AS	1,609,214
444,909	Turkcell Iletisim Hizmet AS *	2,737,866
191,722	Turkiye Garanti Bankasi AS	988,191
204,728	Turkiye IS Bankasi-Class C	757,348
232,763	Turkiye Vakiflar Bankasi TAO-Class D	736,611
80,911	Turkiye Halk Bankasi AS	865,070
90,265	Yapi ve Kredi Bankasi AS	268,705

	Total Turkey	8,636,880

	United Kingdom — 4.9%
63,897	Aberdeen Asset Management Plc	449,055
27,116	Admiral Group Plc	546,749
76,115	Amlin Plc	479,879
98,525	Ashtead Group Plc	933,510
690,462	AstraZeneca Plc	35,326,937
448,211	Aviva Plc	2,252,411
9,741	Babcock International Group Plc	170,831
1,375,886	BAE Systems Plc	8,410,836
295,440	Balfour Beatty Plc	1,035,565
4,205,751	Barclays Plc	20,146,088
217,533	Barratt Developments Plc *	1,049,465
13,639	BBA Aviation Plc	57,822
17,522	BG Group Plc	319,777
183,783	BHP Billiton Plc	5,284,704
5,433,978	BP Plc	38,837,741
234,996	British American Tobacco Plc	12,912,720
428,666	BT Group Plc	1,950,667
53,008	Bunzl Plc	1,031,706
43,793	Cape Plc	177,324
69,376	Catlin Group Ltd	527,666
191,540	Cobham Plc	826,788
367,517	Darty Plc	393,723
32,866	DCC Plc	1,241,783
340,678	Debenhams Plc	483,719
151,711	Diageo Plc	4,481,523
2,142,977	Dixons Retail Plc *	1,335,522
158,024	Drax Group Plc	1,369,727
11,823	easyJet Plc	225,288
15,255	Eurasia Drilling Co Ltd GDR	620,751
352,888	FirstGroup Plc	669,980
959,130	GlaxoSmithKline Plc	24,815,735
1,759	Halfords Group Plc	8,650
1,934	Hargreaves Lansdown Plc	28,181
813,030	Home Retail Group Plc	1,922,506
251,593	HSBC Holdings Plc	2,760,233

Shares	Description	Value ($)
	United Kingdom — continued
77,602	Imperial Tobacco Group Plc	2,784,727
120,711	Inchcape Plc	998,674
34,974	InterContinental Hotels Group Plc	1,006,770
94,943	Intermediate Capital Group Plc	669,574
2,752	Intertek Group Plc	133,789
185,746	ITV Plc	367,835
19,002	JD Wetherspoon Plc	190,107
56,966	Lancashire Holdings Ltd	687,379
529,300	Legal & General Group Plc	1,425,893
9,276,671	Lloyds Banking Group Plc *	8,622,115
593,435	Man Group Plc	1,026,564
153,562	Marks & Spencer Group Plc	1,086,751
33,165	Micro Focus International Plc	343,890
82,650	National Express Group Plc	251,213
45,369	Next Plc	3,172,743
241,563	Old Mutual Plc	746,025
3,763	Persimmon Plc	69,199
7,527	Persimmon Plc, Bonus Shares	8,599
25,776	Playtech Ltd	260,880
59,181	Premier Foods Plc *	64,758
230,445	Prudential Plc	3,876,337
106,895	Punch Taverns Plc *	21,450
40,011	Reckitt Benckiser Group Plc	2,861,125
16,892	Reed Elsevier Plc	188,905
338,753	Rio Tinto Plc	14,468,388
59,079	Rolls-Royce Holdings Plc	1,071,642
12,868,898	Rolls-Royce Holdings Plc C Shares *	19,553
655,891	Royal Bank of Scotland Group Plc *	3,311,994
1,070,606	Royal Dutch Shell Plc A Shares (London)	35,630,691
456,676	Royal Dutch Shell Plc B Shares (London)	15,742,946
13,026	SABMiller Plc	655,328
103,930	Scottish & Southern Energy Plc	2,439,522
13,172	Spectris Plc	412,566
107,029	Spirit Pub Co Plc	109,201
157,167	Standard Life Assurance Plc	929,773
8,949	Telecity Group Plc	130,967
1,647,881	Tesco Plc	9,124,950
827,827	Thomas Cook Group Plc *	1,783,897
55,116	Trinity Mirror Plc *	102,070
262,304	TUI Travel Plc	1,416,342
33,153	Tullett Prebon Plc	147,356
43,308	Unilever Plc	1,819,165
8,228,388	Vodafone Group Plc	23,846,766
2,598	Whitbread Plc	113,105
28,635	WH Smith Plc	327,351
347,878	William Hill Plc	2,325,117
125,675	WPP Plc	2,139,496

	Total United Kingdom	322,019,050

	United States — 16.8%
140,700	3M Co.	15,514,989
547,500	Abbott Laboratories	20,076,825
16,100	Allergan, Inc.	1,601,789

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United States — continued
25,100	AmerisourceBergen Corp.	1,357,408
66,400	Amgen, Inc.	6,675,192
55,100	Apple, Inc.	24,777,368
47,300	Baxter International, Inc.	3,326,609
35,700	Becton, Dickinson and Co.	3,520,734
217,000	Bristol-Myers Squibb Co.	9,984,170
28,600	Cardinal Health, Inc.	1,343,056
400,200	Chevron Corp.	49,124,550
39,000	Church & Dwight Co., Inc.	2,371,590
2,095,500	Cisco Systems, Inc.	50,459,640
1,456,100	Coca-Cola Co. (The)	58,229,439
429,700	Colgate-Palmolive Co.	24,853,848
11,100	Copa Holdings SA-Class A	1,457,652
41,500	Costco Wholesale Corp.	4,551,305
73,200	CVS Caremark Corp.	4,214,856
145,000	Eli Lilly & Co.	7,708,200
193,000	EMC Corp. *	4,778,680
625,900	Express Scripts Holding Co. *	38,880,908
191,300	Exxon Mobil Corp.	17,306,911
45,100	General Mills, Inc.	2,123,308
85,100	Gilead Sciences, Inc. *	4,636,248
73,700	Google, Inc.-Class A *	64,149,217
1,300,000	Hewlett-Packard Co.	31,746,000
218,100	International Business Machines Corp.	45,369,162
24,000	Intuit, Inc.	1,402,560
785,800	Johnson & Johnson	66,148,644
32,300	Kimberly-Clark Corp.	3,127,609
71,700	Laboratory Corp. of America Holdings *	7,133,433
304,600	Lorillard, Inc.	12,927,224
22,600	Mastercard, Inc.-Class A	12,887,650
259,300	McDonald’s Corp.	25,040,601
15,200	McKesson Corp.	1,730,672
299,700	Medtronic, Inc.	15,287,697
253,400	Merck & Co., Inc	11,833,780
1,842,600	Microsoft Corp.	64,269,888
148,300	Nike, Inc.-Class B	9,144,178
1,806,800	Oracle Corp.	60,997,568
14,100	Paychex, Inc.	524,943
476,900	PepsiCo, Inc.	38,519,213
1,891,200	Pfizer, Inc.	51,497,376
530,600	Philip Morris International, Inc.	48,236,846
586,900	Procter & Gamble Co. (The)	45,050,444
159,900	Qualcomm, Inc.	10,150,452
71,200	Quest Diagnostics, Inc.	4,403,008
93,200	Southern Copper Corp.	2,903,180
36,900	Stryker Corp.	2,449,791
157,600	Sysco Corp.	5,326,880
327,200	Target Corp.	22,740,400
45,000	TJX Cos, Inc. (The)	2,277,450
159,800	UnitedHealth Group, Inc.	10,008,274
57,200	Visa, Inc.-Class A	10,189,608
519,400	Wal-Mart Stores, Inc.	38,871,896

Shares	Description	Value ($)
	United States — continued
70,300	Walgreen Co.	3,357,528
24,500	Yum! Brands, Inc.	1,659,875
124,600	Zimmer Holdings, Inc.	9,782,346

	Total United States	1,100,020,668

	TOTAL COMMON STOCKS (COST $2,695,422,330)	2,817,102,031

	PREFERRED STOCKS (a) — 1.0%

	Brazil — 0.7%
20,000	AES Tiete SA, 10.21%	215,426
137,610	Banco Bradesco SA ADR, 0.21%	2,219,649
239,490	Banco Bradesco SA, 0.21%	3,821,911
112,200	Banco do Estado do Rio Grande do Sul SA-Class B, 0.98%	863,319
228,750	Bradespar SA, 2.43%	2,331,503
17,200	Braskem SA-Class A *	133,228
13,900	Cia de Bebidas das Americas ADR, 2.45%	529,173
76,200	Cia Energetica de Minas Gerais Sponsored ADR, 5.79%	779,504
6,600	Companhia de Bebidas das Americas, 2.32%	249,634
10,300	Companhia Paranaense de Energia Class B, 1.52%	158,169
101,600	Eletropaulo Metropolitana SA, 0.05%	346,288
116,300	Gerdau SA ADR, 0.62%	710,593
122,100	Gerdau SA, 0.61%	741,676
22,500	Gol Linhas Aereas Inteligentes SA *	98,434
337,260	Itau Unibanco Holding SA ADR, 0.59%	5,072,390
296,060	Itau Unibanco Holding SA, 0.56%	4,444,079
1,221,670	Itausa-Investimentos Itau SA, 0.65%	5,270,441
54,700	Klabin SA, 2.09%	324,349
129,500	Metalurgica Gerdau SA, 0.49%	994,619
142,200	Petroleo Brasileiro SA (Petrobras), 3.88%	1,327,191
88,995	Suzano Papel e Celulose SA, 1.25%	317,869
195,400	Usinas Siderrurgicas de Minas Gerais SA *	812,874
253,300	Vale SA Sponsored ADR, 2.87%	3,414,484
957,500	Vale SA, 0.35%	12,933,269

	Total Brazil	48,110,072

	Germany — 0.1%
23,580	Henkel AG & Co KGaA, 1.27%	2,269,157
54,124	Porsche Automobil Holding SE, 3.14%	4,463,822

	Total Germany	6,732,979

	Russia — 0.1%
1,062,224	Sberbank 4.56%	2,415,147
5,160,945	Surgutneftegaz OJSC *	3,142,556

	Total Russia	5,557,703

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	South Korea — 0.1%
13,753	Hyundai Motor Co, 2.11%	1,114,039
13,801	Hyundai Motor Co, 2.15%	1,127,196
911	Samsung Electronics Co Ltd (Non-Voting), 0.81%	789,896

	Total South Korea	3,031,131

	Total PREFERRED STOCKS (COST $69,160,205)	63,431,885

	RIGHTS/WARRANTS (a) — 0.0%

	Greece — 0.0%
26,612	Marfin Investment Group Holdings SA, A Rights, Expires 06/27/13 *	34
26,612	Marfin Investment Group Holdings SA, B Rights, Expires 06/27/13 *	35

	Total Greece	69

	Italy — 0.0%
24,016	Exor SPA Rights, Expires 06/05/13 *	—
24,016	Exor SPA Preferred Rights, Expires 06/05/13 *	—

	Total Italy	—

	Japan — 0.0%
3,400	J Trust Co Ltd Rights, Expires 07/30/13 *	9,240

	TOTAL RIGHTS/WARRANTS (COST $0)	9,309

	SHORT-TERM INVESTMENTS (a) — 7.3%

	Money Market Funds — 2.9%
192,673,255	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (c)	192,673,255

	U.S. Government — 4.4%
86,000,000	U.S. Treasury Bill, 0.09%, due 02/06/14 (d) (e)	85,946,680
150,000,000	U.S. Treasury Bill, 0.11%, due 04/03/14 (d) (e)	149,857,650
50,000,000	U.S. Treasury Bill, 0.07%, due 11/14/13 (d) (e)	49,984,050

	Total U.S. Government	285,788,380

	TOTAL SHORT-TERM INVESTMENTS (COST $478,431,561)	478,461,635

	TOTAL INVESTMENTS — 99.9% (Cost $6,351,290,282)	6,520,465,314
	Other Assets and Liabilities (net) — 0.1%	6,729,664

	TOTAL NET ASSETS — 100.0%	$6,527,194,978

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts (a)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/24/2013	GS	AUD	140,283,309	USD	144,052,757	$9,988,389
06/24/2013	MSCI	AUD	41,569,847	USD	42,726,611	2,999,609
06/27/2013	BCLY	BRL	67,630,244	USD	32,874,900	1,450,397
06/27/2013	DB	BRL	125,303,705	USD	62,123,800	3,901,230
06/24/2013	JPM	CAD	78,714,534	USD	76,520,388	633,477
06/24/2013	MSCI	CAD	78,460,476	USD	76,294,921	652,941
06/24/2013	BCLY	CHF	48,388,887	USD	52,341,508	1,728,506
06/24/2013	DB	CHF	49,091,132	USD	52,732,580	1,385,056
06/24/2013	GS	CHF	49,587,002	USD	53,381,578	1,515,392
06/24/2013	MSCI	CHF	49,021,710	USD	52,711,289	1,436,378
06/24/2013	DB	EUR	188,307,820	USD	245,873,709	1,095,196
06/24/2013	JPM	EUR	114,677,315	USD	149,693,804	626,480
06/24/2013	JPM	GBP	48,381,686	USD	73,684,775	183,683
06/24/2013	MSCI	GBP	48,368,656	USD	73,712,671	231,373
06/27/2013	DB	IDR	211,216,335,000	USD	21,382,500	(122,548)
06/24/2013	BCLY	JPY	19,425,740,067	USD	199,053,073	5,660,387
06/24/2013	MSCI	JPY	9,712,858,809	USD	99,170,408	2,474,176
08/08/2013	BCLY	KRW	89,013,602,637	USD	79,246,579	702,197
08/08/2013	JPM	KRW	51,443,278,040	USD	45,915,100	522,257
06/24/2013	JPM	NZD	77,262,813	USD	65,090,104	3,762,904
06/26/2013	BCLY	RUB	1,796,107,464	USD	57,128,100	1,089,745
06/27/2013	BCLY	TWD	661,498,844	USD	22,257,700	143,572
06/27/2013	DB	TWD	1,007,122,012	USD	33,509,300	(159,126)
08/29/2013	DB	USD	38,887,609	CNY	240,694,857	131,275
06/24/2013	JPM	USD	6,005,537	SGD	7,424,652	(131,312)

						$41,901,634

Futures Contracts (a)

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
22	CAC 40	June 2013	$1,117,725	$(17,582)
4	DAX	June 2013	1,075,748	51,347
109	Euro STOXX 50	June 2013	3,893,777	(59,037)
207	FTSE/MIB	June 2013	22,923,987	1,454,733
10	IBEX 35	June 2013	1,072,858	(17,763)
17	MSCI Singapore	June 2013	988,244	(38,383)
222	S&P 500 E-Mini Index	June 2013	18,081,900	(227,998)
8	SPI 200	June 2013	936,623	(17,331)
257	TOPIX	June 2013	28,133,956	(1,527,487)

			$78,224,818	$(399,501)

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
80	FTSE 100	June 2013	$7,917,833	$231,549
334	OMXS 30	June 2013	6,064,826	87,940
68	S&P Toronto 60	June 2013	9,545,199	99,991

			$23,527,858	$419,480

Written Options (a)

Index Options

		Number of Contracts	Expiration Date	Description	Premiums	Market Value
Put	EUR	2,246	6/21/2013	Euro STOXX 50, Strike 2,825	$1,698,239	$(2,554,046)
Put	GBP	16	6/21/2013	FTSE 100, Strike 6,600	25,293	(31,296)
Put	GBP	10	6/21/2013	FTSE 100, Strike 6,700	15,105	(30,317)
Put	GBP	234	6/21/2013	FTSE 100, Strike 6,725	349,816	(770,674)
Put	HKD	143	6/27/2013	Hang Seng, Strike 22,600	473,971	(655,119)
Put	JPY	416	6/14/2013	Nikkei 225, Strike14,250	1,641,038	(4,327,547)
Put	JPY	44	6/14/2013	Nikkei 225, Strike15,000	152,406	(720,933)
Put	USD	13	6/22/2013	S&P 500, Strike 1,660	37,011	(54,080)
Put	USD	43	6/22/2013	S&P 500, Strike 1,625	106,510	(86,000)
Put	USD	592	6/22/2013	S&P 500, Strike 1,650	1,171,179	(1,953,600)
Put	AUD	13	6/20/2013	S&P ASX 200, Strike 4,975	11,190	(17,182)
Put	AUD	373	6/20/2013	S&P ASX 200, Strike 5,200	263,158	(1,192,863)
Put	AUD	34	6/20/2013	S&P ASX 200, Strike 5,175	16,060	(100,598)
Put	CAD	54	6/21/2013	S&P TSX 60, Strike 720	6,835	(4,870)
Put	CAD	26	6/21/2013	S&P TSX 60, Strike 730	1,994	(3,599)
Put	CAD	2,000	6/21/2013	S&P TSX 60, Strike 715	167,141	(149,506)

					$6,136,946	$(12,652,230)

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of this security is owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

(e)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any.

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Yuan Renminbi

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

NZD - New Zealand Dollar

RUB - Russian Ruble

SGD - Singapore Dollar

TWD - Taiwan Dollar

USD - United States Dollar

Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
19,415,687	GMO Alpha Only Fund, Class IV	471,607,038
10,177,129	GMO Alternative Asset Opportunity Fund	315,287,452
34,032,284	GMO Currency Hedged International Equity Fund, Class III	878,032,934
6,031,736	GMO Debt Opportunities Fund, Class VI	166,174,330
10,031,247	GMO Emerging Country Debt Fund, Class IV	103,221,531
42,278,124	GMO Emerging Markets Fund, Class VI	460,408,767
5,597,729	GMO Flexible Equities Fund, Class VI	127,012,460
39,276,712	GMO Quality Fund, Class VI	1,003,127,225
23,316,585	GMO Risk Premium Fund, Class VI	246,922,639
6,953,323	GMO Special Situations Fund, Class VI	180,230,137
8,987,926	GMO Strategic Fixed Income Fund, Class VI	149,648,975

	TOTAL MUTUAL FUNDS (COST $3,825,252,866)	4,101,673,488

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
42,643	State Street Eurodollar Time Deposit, 0.01%, due 06/03/2013	42,643

	TOTAL SHORT-TERM INVESTMENTS (COST $42,643)	42,643

	TOTAL INVESTMENTS — 100.0% (Cost $3,825,295,509)	4,101,716,131
	Other Assets and Liabilities (net) — (0.0%)	(65,545)

	TOTAL NET ASSETS — 100.0%	$4,101,650,586

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 99.6%

	Affiliated Issuers — 99.6%
32,198,823	GMO Alpha Only Fund, Class IV	782,109,417
11,248,512	GMO Alternative Asset Opportunity Fund	348,478,897
10,034,915	GMO Currency Hedged International Equity Fund, Class III	258,900,818
4,557,656	GMO Debt Opportunities Fund, Class VI	125,563,413
2,613,301	GMO Domestic Bond Fund, Class VI	41,551,485
12,103,309	GMO Emerging Country Debt Fund, Class IV	124,543,048
40,997,324	GMO Emerging Markets Fund, Class VI	446,460,859
3,339,737	GMO Flexible Equities Fund, Class VI	75,778,637
9,391,155	GMO International Core Equity Fund, Class VI	280,138,154
2,375,952	GMO International Growth Equity Fund, Class IV	62,535,058
30,176,654	GMO International Intrinsic Value Fund, Class IV	668,714,656
11,639,233	GMO Risk Premium Fund, Class VI	123,259,476
6,730,461	GMO Special Situations Fund, Class VI	174,453,554
18,637,923	GMO Strategic Fixed Income Fund, Class VI	310,321,412
100,655,560	GMO U.S. Flexible Equities Fund, Class VI	1,126,335,712

	TOTAL MUTUAL FUNDS (COST $4,710,792,546)	4,949,144,596

	DEBT OBLIGATIONS — 0.4%

	Asset-Backed Securities — 0.4%

	Airlines — 0.0%
416,246	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.68%, due 05/15/24	196,156

	Business Loans — 0.1%
56,385	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.55%, due 04/25/34	53,001
43,977	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.56%, due 01/25/35	40,458
215,146	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.58%, due 01/25/36	176,420
203,254	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.43%, due 07/25/37	160,571
744,543	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.49%, due 12/25/37	714,761
216,327	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 05/28/39	94,643
216,327	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.49%, due 05/28/39	82,745
259,808	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.19%, due 02/28/40	185,243

Shares / Par Value ($)	Description	Value ($)
	Business Loans — continued
49,165	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.49%, due 05/15/32	45,724
90,463	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.44%, due 11/15/33	83,226
155,050	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.44%, due 02/25/30	135,660
120,983	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.44%, due 09/25/30	105,861
91,647	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.04%, due 10/25/37	91,101

	Total Business Loans	1,969,414

	CMBS — 0.1%
9,398	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.32%, due 07/15/44	9,398
1,100,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.33%, due 12/15/20	1,067,000
322,018	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	328,861
73,842	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .35%, 1.10%, due 03/06/20	73,909
300,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	300,570
251,508	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.64%, due 05/12/39	259,078

	Total CMBS	2,038,816

	CMBS Collateralized Debt Obligations — 0.0%
499,812	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.07%, due 11/23/52	500
499,674	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.52%, due 05/25/46	469,693

	Total CMBS Collateralized Debt Obligations	470,193

	Corporate Collateralized Debt Obligations — 0.0%
1,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.57%, due 06/20/13	1,000,100

	Insured Business Loans — 0.0%
170,578	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.63%, due 10/25/30	123,549

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Other — 0.0%
36,667	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.50%, due 04/17/19	36,621
471,155	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.40%, due 09/15/41	450,943
470,366	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.40%, due 12/15/41	451,504
130,642	TIB Card Receivables Fund, Series 2005-B, 144A, FGIC, 3 mo. LIBOR + .25%, 0.53%, due 01/05/14	119,537
100,000	Toll Road Investment Part II, Series 1999B, 144A, MBIA, Zero Coupon, due 02/15/30	37,500
900,000	Toll Road Investors Partnership II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	223,650

	Total Insured Other	1,319,755

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.0%
54,363	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.61%, due 07/25/34	50,558
63,707	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.57%, due 12/25/33	59,247
17,595	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.52%, due 03/25/34	16,716
192,249	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.41%, due 11/25/35	176,869

	Total Insured Residential Asset-Backed Securities (United States)	303,390

	Insured Residential Mortgage-Backed Securities (United States) ¿ — 0.0%
11,275	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.53%, due 10/25/34	9,697
28,099	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.52%, due 01/25/35	21,004
206,298	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.35%, due 06/15/37	138,570
134,475	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.42%, due 10/25/34	115,017
4,580	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.65%, due 07/25/29	4,402
8,032	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.76%, due 08/15/30	6,606
2,917	Home Equity Loan Trust, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.48%, due 12/25/32	2,480

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) ¿ — continued
10,655	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.63%, due 06/25/34	9,616
57,293	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.38%, due 11/25/35	54,938

	Total Insured Residential Mortgage-Backed Securities (United States)	362,330

	Insured Time Share — 0.0%
122,442	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.20%, due 09/20/19	122,442

	Residential Asset-Backed Securities (United States) ¿ — 0.2%
37,311	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.58%, due 01/25/35	35,166
71,096	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.47%, due 02/25/36	26,661
109,234	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.37%, due 03/25/36	105,684
635,155	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.37%, due 10/25/36	349,335
144,703	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.35%, due 05/25/36	91,525
20,359	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.28%, due 06/25/36	11,197
313,152	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 04/25/36	291,231
98,165	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.51%, due 09/25/35	35,339
238,689	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.39%, due 06/25/36	88,315
305,472	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.53%, due 06/25/36	109,206
127,718	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.28%, due 01/25/37	44,701
97,882	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.26%, due 11/25/36	37,195
355,871	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.59%, due 05/25/37	17,794

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
78,145	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.23%, due 05/25/34	75,911
1,267,315	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 07/25/36	548,114
232,785	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.30%, due 09/25/36	91,950
314,271	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.38%, due 03/25/36	158,707
238,479	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 06/25/36	84,548
236,963	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.34%, due 10/25/36	194,309
458,704	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.41%, due 05/25/37	416,733
103,286	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.30%, due 11/25/36	68,458
283,877	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.39%, due 11/25/36	53,851
50,028	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.51%, due 02/25/37	22,608
2,400	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.31%, due 02/25/37	2,396
1,300,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.39%, due 02/25/37	1,212,640
233,039	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.35%, due 06/25/36	230,126
2,976	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.73%, due 04/25/33	2,897
368,504	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.35%, due 12/25/36	176,882
790,617	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.33%, due 02/25/37	738,436
17,528	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.49%, due 04/25/34	12,823
310,170	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.35%, due 04/25/36	238,831
120,257	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.39%, due 05/25/36	63,342

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
47,818	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.29%, due 08/25/36	18,559
557,902	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.35%, due 08/25/36	220,371
83,361	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.51%, due 01/20/35	81,485
76,598	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.49%, due 01/20/35	75,449
222,496	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.36%, due 01/20/36	218,046
844,965	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.31%, due 12/25/36	416,061
453,665	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.34%, due 03/25/36	340,249
359,017	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 06/25/36	204,640
674,095	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 08/25/36	261,212
442,269	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.35%, due 10/25/36	253,199
178,230	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.51%, due 03/25/36	36,537
57,225	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 0.99%, due 08/25/34	54,364
271,321	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.34%, due 11/25/36	124,808
176,051	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.45%, due 12/25/35	81,230
9,319	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.73%, due 03/25/35	6,539
8,144	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.45%, due 10/25/35	8,114
478,300	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.34%, due 06/25/37	287,745
109,619	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.39%, due 01/25/36	107,427
38,270	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.77%, due 11/25/35	37,935

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — continued
470,489	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.59%, due 06/25/37	225,835

	Total Residential Asset-Backed Securities (United States)	8,696,716

	Residential Mortgage-Backed Securities (Australian) — 0.0%
121,508	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.34%, due 07/20/38	119,970
193,174	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.34%, due 04/19/38	189,099
40,305	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.78%, due 09/27/35	38,527
310,234	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.68%, due 03/14/36	296,149
26,531	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.68%, due 12/08/36	25,682
36,300	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.57%, due 05/27/38	34,195
23,430	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.36%, due 05/10/36	23,314
148,893	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.33%, due 06/14/37	146,737
136,685	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.35%, due 10/20/37	135,740
166,930	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.41%, due 02/21/38	163,525
162,152	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.40%, due 06/12/40	162,128
17,527	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.42%, due 01/12/37	17,511
130,478	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.32%, due 05/21/38	129,688

	Total Residential Mortgage-Backed Securities (Australian)	1,482,265

	Residential Mortgage-Backed Securities (European) — 0.0%
312,155	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.50%, due 09/20/66	291,502
584,836	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .20%, 0.48%, due 01/13/39	569,455
82,141	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.28%, due 12/20/54	80,662

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
39,329	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .28%, 0.56%, due 09/20/44	39,054
178,778	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.40%, due 12/10/43	174,308
74,642	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.56%, due 12/21/37	76,508
293,671	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.50%, due 11/15/38	260,451
206,481	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .20%, 0.48%, due 09/15/39	183,602
186,734	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.70%, due 05/15/34	168,752

	Total Residential Mortgage-Backed Securities (European)	1,844,294

	Residential Mortgage-Backed Securities (United States) — 0.0%
17,757	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.49%, due 08/25/35	13,273
54,206	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.44%, due 02/26/34	47,431

	Total Residential Mortgage-Backed Securities (United States)	60,704

	Student Loans — 0.0%
700,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.53%, due 01/25/24	682,500
306,553	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.36%, due 12/23/19	306,112

	Total Student Loans	988,612

	Time Share — 0.0%
50,804	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.20%, due 02/20/20	51,844

	Total Asset-Backed Securities	21,030,580

	U.S. Government Agency — 0.0%
14,976	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.43%, due 05/01/14 (a)	14,865

	TOTAL DEBT OBLIGATIONS (COST $19,604,741)	21,045,445

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
31,333	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (b)	31,333

	TOTAL SHORT-TERM INVESTMENTS (COST $31,333)	31,333

	TOTAL INVESTMENTS — 100.0% (Cost $4,730,428,620)	4,970,221,374
	Other Assets and Liabilities (net) — (0.0%)	(72,070)

	TOTAL NET ASSETS — 100.0%	$4,970,149,304

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

RMBS - Residential Mortgage Backed Security

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at May 31, 2013, which are subject to change based on the terms of the security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
7,214,335	GMO Currency Hedged International Equity Fund, Class III	186,129,850
32,466,748	GMO Emerging Markets Fund, Class VI	353,562,889
1,402,659	GMO Flexible Equities Fund, Class VI	31,826,343
7,864,738	GMO International Core Equity Fund, Class VI	234,605,122
4,866,088	GMO International Growth Equity Fund, Class IV	128,075,446
24,512,495	GMO International Intrinsic Value Fund, Class IV	543,196,888
5,966,406	GMO U.S. Core Equity Fund, Class VI	94,269,215
92,146,281	GMO U.S. Flexible Equities Fund, Class VI	1,031,116,890

	TOTAL MUTUAL FUNDS (COST $2,428,767,276)	2,602,782,643

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
20,443	State Street Eurodollar Time Deposit, 0.01%, due 06/03/2013	20,443

	TOTAL SHORT-TERM INVESTMENTS (COST $20,443)	20,443

	TOTAL INVESTMENTS — 100.0% (Cost $2,428,787,719)	2,602,803,086
	Other Assets and Liabilities (net) — (0.0%)	(39,100)

	TOTAL NET ASSETS — 100.0%	$2,602,763,986

International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
30,434,223	GMO Emerging Markets Fund, Class VI	331,428,686
1,324,246	GMO Flexible Equities Fund, Class VI	30,047,145
10,999,398	GMO International Growth Equity Fund, Class IV	289,504,161
31,298,368	GMO International Intrinsic Value Fund, Class IV	693,571,834

	TOTAL MUTUAL FUNDS (COST $1,207,778,598)	1,344,551,826

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
26,286	State Street Eurodollar Time Deposit, 0.01%, due 06/03/2013	26,286

	TOTAL SHORT-TERM INVESTMENTS (COST $26,286)	26,286

	TOTAL INVESTMENTS — 100.0% (Cost $1,207,804,884)	1,344,578,112
	Other Assets and Liabilities (net) — (0.0%)	(42,586)

	TOTAL NET ASSETS — 100.0%	$1,344,535,526

International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,865,197	GMO Emerging Markets Fund, Class VI	20,311,993
1,180,849	GMO Flexible Equities Fund, Class VI	26,793,460
11,437,385	GMO International Growth Equity Fund, Class IV	301,031,968
30,370,783	GMO International Intrinsic Value Fund, Class IV	673,016,546

	TOTAL MUTUAL FUNDS (COST $912,716,970)	1,021,153,967

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
25,565	State Street Eurodollar Time Deposit, 0.01%, due 06/03/2013	25,565

	TOTAL SHORT-TERM INVESTMENTS (COST $25,565)	25,565

	TOTAL INVESTMENTS — 100.0% (Cost $912,742,535)	1,021,179,532
	Other Assets and Liabilities (net) — (0.0%)	(26,806)

	TOTAL NET ASSETS — 100.0%	$1,021,152,726

Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($) / Shares		Description	Value ($)
		DEBT OBLIGATIONS — 3.9%

		Asset-Backed Securities — 2.2%

		Residential Asset-Backed Securities (Canada) ¿ — 2.2%
CAD	10,238,400	Master Asset Vehicle II, Series 09-2, Class A1, 0.78%, due 07/15/56	8,912,617
CAD	7,753,600	Master Asset Vehicle II, Series 09-2, Class A2, 0.78%, due 07/15/56	6,590,654
CAD	1,408,000	Master Asset Vehicle II, Series 09-2, Class B, Zero Coupon, due 07/15/56	1,147,586
CAD	600,000	Master Asset Vehicle II, Series 09-2, Class C, Zero Coupon, due 07/15/56	442,730

		Residential Asset-Backed Securities (Canada)	17,093,587

		Residential Asset-Backed Securities (United States) ¿ — 0.0%
USD	169,101	Countrywide Asset-Backed Certificates, Series 06-S9, Class A2, MBIA, 5.51%, due 08/25/36	167,917

		Total Asset-Backed Securities	17,261,504

		Convertible Debt — 1.7%

		Bank Loans — 1.7%
USD	1,521,789	Caesars Entertainment Corp. Term Loan B1, 2.00%, due 01/28/15	1,514,181
USD	3,132,712	Caesars Entertainment Corp. Term Loan B3, 2.00%, due 01/28/15	3,077,890
USD	3,969,697	Chrysler Group LLC Term Loan B, 3.75%, due 05/24/17	4,014,356
USD	4,341,467	Springleaf Financial Funding Co. Term Loan B, 3.25%, due 05/10/17	4,352,320

		Total Bank Loans	12,958,747

		TOTAL DEBT OBLIGATIONS (COST $29,632,955)	30,220,251

		MUTUAL FUNDS — 83.2%

		Affiliated Issuers — 83.2%
	25,393,892	GMO U.S. Treasury Fund	635,101,227

		TOTAL MUTUAL FUNDS (COST $634,871,397)	635,101,227

		SHORT-TERM INVESTMENTS — 8.2%

		Money Market Funds — 8.2%
	62,416,010	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	62,416,010

		TOTAL SHORT-TERM INVESTMENTS (COST $62,416,010)	62,416,010

		TOTAL INVESTMENTS — 95.3% (Cost $726,920,362)	727,737,488
		Other Assets and Liabilities (net) — 4.7%	35,877,011

		TOTAL NET ASSETS — 100.0%	$763,614,499

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/24/13	GS	AUD	70,974,233	USD	72,909,607	$5,081,753
06/24/13	MSCI	AUD	35,373,898	USD	36,358,248	2,552,520
06/24/13	JPM	CAD	64,811,410	USD	63,004,810	521,588
06/24/13	MSCI	CAD	64,602,226	USD	62,819,167	537,614
06/24/13	BCLY	CHF	19,394,748	USD	20,978,998	692,803
06/24/13	DB	CHF	19,676,214	USD	21,135,743	555,144
06/24/13	GS	CHF	19,874,964	USD	21,395,868	607,384
06/24/13	MSCI	CHF	19,648,390	USD	21,127,210	575,715
06/24/13	BBH	EUR	6,315,528	USD	8,177,800	(31,660)
06/24/13	JPM	NZD	65,906,504	USD	55,522,975	3,209,822
08/29/13	DB	USD	34,789,227	CNY	215,327,920	117,440
06/27/13	DB	USD	8,026,000	IDR	79,088,204,000	26,387
06/27/13	DB	USD	34,292,800	INR	1,899,821,120	(805,521)
08/08/13	BCLY	USD	17,202,014	KRW	19,040,909,107	(400,577)
06/27/13	BCLY	USD	8,026,000	MYR	25,169,536	82,527
06/26/13	DB	USD	8,026,000	PHP	326,898,980	(297,873)
06/24/13	JPM	USD	17,250,159	SGD	21,326,389	(377,176)
06/27/13	BCLY	USD	8,026,000	THB	235,081,540	(270,867)

						$12,377,023

Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Swap Agreements

Forward Starting Dividend Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
686,006	EUR	12/19/2014	12/18/2015	BCLY	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a Strike of 79.50	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a Strike of 79.50	$296,542
2,020,000	EUR	12/18/2015	12/16/2016	BCLY	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a Strike of 80.80	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a Strike of 80.80	745,449
5,436,000	EUR	12/16/2016	12/15/2017	BNP	60,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a Strike of 90.60	60,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a Strike of 90.60	855,983
2,072,500	EUR	12/15/2017	12/21/2018	BCLY	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a Strike of 82.90	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a Strike of 82.90	554,979
2,065,000	EUR	12/15/2017	12/21/2018	BCLY	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a Strike of 82.60	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a Strike of 82.60	564,493
2,062,500	EUR	12/15/2017	12/21/2018	BNP	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a Strike of 82.50	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a Strike of 82.50	567,665
1,007,000	EUR	12/15/2017	12/21/2018	BNP	10,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a Strike of 100.70	10,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a Strike of 100.70	(3,806)
2,729,225	EUR	12/20/2018	12/20/2019	BNP	30,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a Strike of 101.30	30,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a Strike of 101.30	(80,721)

							$3,500,584

						Premiums to (Pay) Receive	$—

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
840,000,000	JPY	10/22/2020	CITI	(Pay)	0.97%	6 Month JPY LIBOR BBA	$(117,214)
840,000,000	JPY	10/26/2020	CITI	(Pay)	0.97%	6 Month JPY LIBOR BBA	(118,061)
840,000,000	JPY	10/26/2020	CITI	(Pay)	0.97%	6 Month JPY LIBOR BBA	(116,713)
840,000,000	JPY	10/27/2020	CITI	(Pay)	0.99%	6 Month JPY LIBOR BBA	(125,543)
2,130,000,000	JPY	11/1/2020	MSCS	(Pay)	1.04%	6 Month JPY LIBOR BBA	(394,359)

							$(871,890)

						Premiums to (Pay) Receive	$—

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2013 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
4,400,000	EUR	12/18/2015	DB	Depreciation of EURO STOXX 50 December 2015 Dividend Future	Appreciation of EURO STOXX 50 December 2015 Dividend Future	$1,163,276
8,880,000	EUR	12/16/2016	MSCI	Depreciation of EURO STOXX 50 December 2016 Dividend Future	Appreciation of EURO STOXX 50 December 2016 Dividend Future	1,949,624
9,125,000	EUR	12/15/2017	MSCI	Depreciation of EURO STOXX 50 December 2017 Dividend Future	Appreciation of EURO STOXX 50 December 2017 Dividend Future	1,358,238
2,585,250	EUR	12/15/2017	DB	Depreciation of EURO STOXX 50 December 2017 Dividend Future	Appreciation of EURO STOXX 50 December 2017 Dividend Future	208,805
789,000	EUR	12/21/2018	MSCI	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(46,791)
275,860	EUR	12/21/2018	MSCI	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(19,262)
904,250	EUR	12/21/2018	MSCI	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(26,944)
2,663,701	EUR	12/21/2018	MSCI	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	61,217
547,500	EUR	12/21/2018	DB	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(59,139)
881,250	EUR	12/20/2019	MSCI	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(181,315)
552,500	EUR	12/20/2019	DB	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(75,385)
3,037,500	EUR	12/20/2019	DB	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(91,632)
2,937,000	EUR	12/20/2019	DB	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	38,992
5,587,500	EUR	12/20/2019	DB	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	450,363

						$4,730,047

					Premiums to (Pay) Receive	$—

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BBA - British Banks Association

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

¿	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNP - BNP Paribus

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

MSCS - Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Yuan Renminbi

EUR - Euro

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PHP - Philippine Peso

SGD - Singapore Dollar

THB - Thai Baht

USD - United States Dollar

Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 99.6%

	Affiliated Issuers — 99.6%
4,312,232	GMO Alpha Only Fund, Class IV	104,744,125
5,742,708	GMO Currency Hedged International Equity Fund, Class III	148,161,857
2,904,283	GMO Debt Opportunities Fund, Class VI	80,012,984
685,664	GMO Domestic Bond Fund, Class VI	10,902,059
6,007,973	GMO Emerging Country Debt Fund, Class IV	61,822,039
3,993,066	GMO Emerging Markets Fund, Class VI	43,484,491
3,505,499	GMO Flexible Equities Fund, Class VI	79,539,772
3,800,733	GMO International Growth Equity Fund, Class IV	100,035,292
27,277,281	GMO International Intrinsic Value Fund, Class IV	604,464,536
7,193,355	GMO Risk Premium Fund, Class VI	76,177,635
3,200,803	GMO Special Situations Fund, Class VI	82,964,804
6,963,655	GMO Strategic Fixed Income Fund, Class VI	115,944,854
69,795,786	GMO U.S. Flexible Equities Fund, Class VI	781,014,841

	TOTAL MUTUAL FUNDS (COST $2,064,378,807)	2,289,269,289

	DEBT OBLIGATIONS — 0.4%

	Asset-Backed Securities — 0.4%

	Business Loans — 0.1%
645,438	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.58%, due 01/25/36	529,260
576,872	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.49%, due 05/28/39	220,654
196,660	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.49%, due 05/15/32	182,894
411,343	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.44%, due 09/25/30	359,925

	Total Business Loans	1,292,733

	CMBS — 0.1%
600,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.33%, due 12/15/20	582,000
600,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	601,140
111,781	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.64%, due 05/12/39	115,146

	Total CMBS	1,298,286

	Corporate Collateralized Debt Obligations — 0.0%
1,100,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.57%, due 06/20/13	1,100,110

Par Value ($)	Description	Value ($)
	Insured Residential Asset-Backed Securities (United States) ¿ — 0.0%
59,154	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.41%, due 11/25/35	54,421

	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
309,447	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.35%, due 06/15/37	207,855

	Insured Time Share — 0.0%
89,049	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.20%, due 09/20/19	89,049

	Residential Asset-Backed Securities (United States) ¿ — 0.2%
387,870	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.39%, due 06/25/36	143,512
228,392	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.26%, due 11/25/36	86,789
174,595	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.38%, due 03/25/36	88,170
139,671	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.30%, due 09/25/36	55,170
143,345	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.41%, due 05/25/37	130,229
1,200,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.39%, due 02/25/37	1,119,360
8,929	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.73%, due 04/25/33	8,692
1,264,987	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.33%, due 02/25/37	1,181,498
929,461	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.31%, due 12/25/36	457,667
259,237	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.34%, due 03/25/36	194,428

	Total Residential Asset-Backed Securities (United States)	3,465,515

	Residential Mortgage-Backed Securities (Australian) — 0.0%
79,593	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.68%, due 12/08/36	77,046

Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
182,670	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.32%, due 05/21/38	181,563

	Total Residential Mortgage-Backed Securities (Australian)	258,609

	Residential Mortgage-Backed Securities (European) — 0.0%
319,002	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .20%, 0.48%, due 01/13/39	310,612
448,162	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.70%, due 05/15/34	405,004

	Total Residential Mortgage-Backed Securities (European)	715,616

	Student Loans — 0.0%
459,829	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.36%, due 12/23/19	459,167

	Total Asset-Backed Securities	8,941,361

	TOTAL DEBT OBLIGATIONS (COST $8,278,763)	8,941,361

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
23,624	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	23,624

	TOTAL SHORT-TERM INVESTMENTS (COST $23,624)	23,624

	TOTAL INVESTMENTS — 100.0% (Cost $2,072,681,194)	2,298,234,274
	Other Assets and Liabilities (net) — (0.0%)	(57,888)

	TOTAL NET ASSETS — 100.0%	$2,298,176,386

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CMBS - Commercial Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

The rates shown on variable rate notes are the current interest rates at May 31, 2013, which are subject to change based on the terms of the security.

¿	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,196,106	GMO U.S. Core Equity Fund, Class VI	18,898,481
1,766,583	GMO U.S. Flexible Equities Fund, Class VI	19,768,066
92,074	GMO U.S. Small/Mid Cap Fund, Class III	993,480

	TOTAL MUTUAL FUNDS (COST $31,952,111)	39,660,027

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
16,844	State Street Eurodollar Time Deposit, 0.01%, due 06/03/2013	16,844

	TOTAL SHORT-TERM INVESTMENTS (COST $16,844)	16,844

	TOTAL INVESTMENTS — 100.0% (Cost $31,968,955)	39,676,871
	Other Assets and Liabilities (net) — (0.0%)	(14,864)

	TOTAL NET ASSETS — 100.0%	$39,662,007

World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
4,563,284	GMO Currency Hedged International Equity Fund, Class III	117,732,716
2,630,871	GMO Emerging Markets Fund, Class VI	28,650,185
946,847	GMO Flexible Equities Fund, Class VI	21,483,958
5,892,521	GMO International Growth Equity Fund, Class IV	155,091,160
22,499,956	GMO International Intrinsic Value Fund, Class IV	498,599,032
5,182,255	GMO U.S. Core Equity Fund, Class VI	81,879,625
63,595,330	GMO U.S. Flexible Equities Fund, Class VI	711,631,743

	TOTAL MUTUAL FUNDS (COST $1,396,109,802)	1,615,068,419

	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
27,727	State Street Eurodollar Time Deposit, 0.01%, due 06/03/2013	27,727

	TOTAL SHORT-TERM INVESTMENTS (COST $27,727)	27,727

	TOTAL INVESTMENTS — 100.0% (Cost $1,396,137,529)	1,615,096,146
	Other Assets and Liabilities (net) — 0.00%	137,502

	TOTAL NET ASSETS — 100.0%	$1,615,233,648

As of May 31, 2013, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Alpha Only Fund	3,625,111,594	268,542,292	(9,683,807)	258,858,485
Alternative Asset Opportunity Fund	1,519,762,843	14,884,287	(7,793,411)	7,090,876
Benchmark-Free Allocation Fund	6,372,403,703	256,427,481	(108,365,870)	148,061,611
Benchmark-Free Fund	3,826,375,588	357,139,272	(81,798,729)	275,340,543
Global Asset Allocation Fund	4,868,277,561	172,629,993	(70,686,180)	101,943,813
Global Equity Allocation Fund	2,457,265,699	194,185,635	(48,648,248)	145,537,387
International Equity Allocation Fund	1,333,711,759	34,571,700	(23,705,347)	10,866,353
International Opportunities Equity Allocation Fund	1,079,476,495	—	(58,296,963)	(58,296,963)
Special Situations Fund	726,970,838	802,004	(35,354)	766,650
Strategic Opportunities Allocation Fund	2,103,018,579	202,385,584	(7,169,889)	195,215,695
U.S. Equity Allocation Fund	33,031,154	6,645,717	—	6,645,717
World Opportunities Equity Allocation Fund	1,473,746,409	142,070,686	(720,949)	141,349,737

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended May 31, 2013 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Alpha Only Fund
GMO International Growth Equity Fund, Class IV	$472,693,875	$62,218,300	$11,582,100	$—	$—	$—	$541,117,406
GMO International Intrinsic Value Fund, Class IV	1,100,163,857	134,156,800	28,596,500	—	—	—	1,261,174,771
GMO U.S. Core Equity Fund, Class VI	523,090,853	54,438,400	17,317,200	—	—	—	608,547,749
GMO U.S. Flexible Equities Fund, Class VI	965,757,640	109,529,500	27,317,600	—	—	—	1,119,571,078
GMO U.S. Treasury Fund	116,540,642	440,045,128	330,000,000	45,128	—	—	226,638,393

Totals	$3,178,246,867	$800,388,128	$414,813,400	$45,128	$—	$—	$3,757,049,397

Consolidated Alternative Asset Opportunity Fund
GMO Short-Duration Collateral Fund	$3,084,979	$—	$—	$6,706	$—	$173,568	$3,045,428
GMO U.S. Treasury Fund	616,498,947	365,182,848	—	182,848	—	—	981,977,759

Totals	$619,583,926	$365,182,848	$—	$189,554	$—	$173,568	$985,023,187

Consolidated Benchmark-Free Allocation Fund
GMO Alpha Only Fund, Class IV	$1,129,748,983	$473,300,000	$—	$—	$—	$—	$1,605,352,580
GMO Alternative Asset Opportunity Fund	489,287,387	366,818,021	—	—	—	—	871,280,965
GMO Debt Opportunities Fund, Class VI	267,402,815	89,700,000	—	—	—	—	362,114,325
GMO Emerging Country Debt Fund, Class IV	127,099,623	36,500,000	—	—	—	—	162,129,498
GMO Flexible Equities Fund, Class VI	141,469,403	—	12,468,432	—	—	—	139,836,522

Totals	$2,155,008,211	$966,318,021	$12,468,432	$—	$—	$—	$3,140,713,890

Benchmark-Free Fund
GMO Alpha Only Fund, Class IV	$457,131,993	$13,514,768	$—	$—	$—	$—	$471,607,038
GMO Alternative Asset Opportunity Fund	188,187,832	120,491,865	—	—	—	—	315,287,452
GMO Currency Hedged International Equity Fund, Class III	927,521,659	11,353,052	119,705,259	—	—	—	878,032,934
GMO Debt Opportunities Fund, Class VI	162,220,146	1,067,244	—	—	—	—	166,174,330

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Benchmark-Free Fund (continued)
GMO Emerging Country Debt Fund, Class IV	$102,994,675	$629,192	$—	$—	$—	$—	$103,221,531
GMO Emerging Markets Fund, Class VI	490,803,797	2,935,230	—	—	—	—	460,408,767
GMO Flexible Equities Fund, Class VI	128,814,066	—	11,693,653	—	—	—	127,012,460
GMO Quality Fund, Class VI	918,524,954	19,621,410	2,480,959	—	—	—	1,003,127,225
GMO Risk Premium Fund, Class VI	243,009,116	2,533,028	—	—	—	—	246,922,639
GMO Special Situations Fund, Class VI	175,541,690	1,068,495	—	—	—	—	180,230,137
GMO Strategic Fixed Income Fund, Class VI	146,772,924	903,952	—	—	—	—	149,648,975

Totals	$3,941,522,852	$174,118,236	$133,879,871	$—	$—	$—	$4,101,673,488

Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$729,162,436	$58,795,850	$7,384,542	$—	$—	$—	$782,109,417
GMO Alternative Asset Opportunity Fund	269,060,669	73,138,877	—	—	—	—	348,478,897
GMO Currency Hedged International Equity Fund, Class III	248,043,903	27,860,323	33,944,869	—	—	—	258,900,818
GMO Debt Opportunities Fund, Class VI	119,450,615	5,107,472	1,149,341	—	—	—	125,563,413
GMO Domestic Bond Fund, Class VI	45,628,493	—	393,235	58,658	—	5,273,922	41,551,485
GMO Emerging Country Debt Fund, Class IV	121,041,373	5,152,146	1,174,961	—	—	—	124,543,048
GMO Emerging Markets Fund, Class VI	455,385,222	22,800,478	—	—	—	—	446,460,859
GMO Flexible Equities Fund, Class VI	100,158,243	—	32,333,538	—	—	—	75,778,637
GMO International Core Equity Fund, Class VI	622,763,298	8,011,823	381,008,622	8,011,823	—	—	280,138,154
GMO International Growth Equity Fund, Class IV	28,498,947	65,296,714	28,903,666	—	—	—	62,535,058
GMO International Intrinsic Value Fund, Class IV	358,974,608	298,528,096	—	—	—	—	668,714,656
GMO Risk Premium Fund, Class VI	117,555,180	5,056,312	—	—	—	—	123,259,476
GMO Special Purpose Holding Fund	3,289	—	9,196	—	—	258,692	—
GMO Special Situations Fund, Class VI	165,745,642	7,013,559	1,837,670	—	—	—	174,453,554
GMO Strategic Fixed Income Fund, Class VI	296,449,409	12,681,371	2,861,471	—	—	—	310,321,412
GMO U.S. Flexible Equities Fund, Class VI	1,064,789,143	40,819,368	57,644,679	—	—	—	1,126,335,712

Totals	$4,742,710,470	$630,262,389	$548,645,790	$8,070,481	$—	$5,532,614	$4,949,144,596

Global Equity Allocation Fund
GMO Currency Hedged International Equity Fund, Class III	$155,882,479	$22,615,702	$3,023,000	$—	$—	$—	$186,129,850
GMO Emerging Markets Fund, Class VI	325,125,624	55,480,333	3,378,555	—	—	—	353,562,889
GMO Flexible Equities Fund, Class VI	35,579,121	—	6,863,407	—	—	—	31,826,343
GMO International Core Equity Fund, Class VI	469,254,168	6,685,414	265,762,627	6,672,155	—	—	234,605,122
GMO International Growth Equity Fund, Class IV	30,002,710	105,963,328	5,073,107	—	—	—	128,075,446
GMO International Intrinsic Value Fund, Class IV	278,726,153	256,122,868	—	—	—	—	543,196,888
GMO Special Purpose Holding Fund	154	—	429	—	—	12,079	—

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Global Equity Allocation Fund (continued)
GMO SPV I, LLC	$30	$—	$120	$—	$—	$3,953	$—
GMO U.S. Core Equity Fund, Class VI	77,632,724	10,177,910	1,000,000	—	—	—	94,269,215
GMO U.S. Flexible Equities Fund, Class VI	848,494,082	130,872,698	14,198,656	—	—	—	1,031,116,890

Totals	$2,220,697,245	$587,918,253	$299,299,901	$6,672,155	$—	$16,032	$2,602,782,643

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$357,138,077	$16,521,608	$18,352,177	$—	$—	$—	$331,428,686
GMO Flexible Equities Fund, Class VI	45,162,963	—	19,175,778	—	—	—	30,047,145
GMO International Growth Equity Fund, Class IV	285,931,562	8,370,874	16,471,953	—	—	—	289,504,161
GMO International Intrinsic Value Fund, Class IV	696,941,748	22,356,430	58,999,051	—	—	—	693,571,834

Totals	$1,385,174,350	$47,248,912	$112,998,959	$—	$—	$—	$1,344,551,826

International Opportunities Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$19,089,766	$2,646,025	$—	$—	$—	$—	$20,311,993
GMO Flexible Equities Fund, Class VI	43,798,347	—	21,411,154	—	—	—	26,793,460
GMO International Growth Equity Fund, Class IV	278,348,071	13,341,463	858,637	—	—	—	301,031,968
GMO International Intrinsic Value Fund, Class IV	625,555,137	19,011,550	2,120,521	—	—	—	673,016,546

Totals	$966,791,321	$34,999,038	$24,390,312	$—	$—	$—	$1,021,153,967

Special Situations Fund
GMO U.S. Treasury Fund	$642,686,692	$17,154,638	$25,000,000	$154,638	$—	$—	$635,101,227

Totals	$642,686,692	$17,154,638	$25,000,000	$154,638	$—	$—	$635,101,227

Strategic Opportunities Allocation Fund
GMO Alpha Only Fund, Class IV	$62,597,522	$42,018,298	$—	$—	$—	$—	$104,744,125
GMO Currency Hedged International Equity, Class III	142,477,873	—	3,596,416	—	—	—	148,161,857
GMO Debt Opportunities Fund, Class VI	78,618,929	—	—	—	—	—	80,012,984
GMO Domestic Bond Fund, Class VI	11,861,988	—	—	15,306	—	1,376,112	10,902,059
GMO Emerging Country Debt Fund, Class IV	62,062,358	—	—	—	—	—	61,822,039
GMO Emerging Markets Fund, Class VI	45,375,997	1,177,590	—	—	—	—	43,484,491
GMO Flexible Equities Fund, Class VI	84,933,948	—	12,438,075	—	—	—	79,539,772
GMO International Growth Equity Fund, Class IV	174,154,916	—	83,348,898	—	—	—	100,035,292
GMO International Intrinsic Value Fund, Class IV	508,373,819	73,450,385	—	—	—	—	604,464,536
GMO Risk Premium Fund, Class VI	75,746,033	—	—	—	—		76,177,635
GMO Special Situations Fund, Class VI	63,120,913	18,464,993	—	—	—	—	82,964,804
GMO Strategic Fixed Income Fund, Class VI	114,412,850	—	—	—	—	—	115,944,854
GMO U.S. Flexible Equities Fund, Class VI	736,384,617	18,326,810	27,225,497	—	—	—	781,014,841

Totals	$2,160,121,763	$153,438,076	$126,608,886	$15,306	$—	$1,376,112	$2,289,269,289

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
U.S. Equity Allocation Fund
GMO U.S. Core Equity Fund, Class VI	$38,283,951	$428,476	$22,164,198	$—	$—	$—	$18,898,481
GMO U.S. Flexible Equities Fund, Class VI	40,220,813	500,434	23,002,429	—	—	—	19,768,066
GMO U.S. Small/Mid Cap Fund, Class III	1,979,369	22,575	1,136,316	—	—	—	993,480

Totals	$80,484,133	$951,485	$46,302,943	$—	$—	$—	$39,660,027

World Opportunities Equity Allocation Fund
GMO Currency Hedged International Equity Fund, Class III	$105,584,819	$8,320,477	$2,700,000	$—	$—	$—	$117,732,716
GMO Emerging Markets Fund, Class VI	30,728,573	—	—	—	—	—	28,650,185
GMO Flexible Equities Fund, Class VI	30,425,117	—	12,202,000	—	—	—	21,483,958
GMO International Growth Equity Fund, Class IV	153,982,276	—	4,805,299	—	—	—	155,091,160
GMO International Intrinsic Value Fund, Class IV	474,047,552	2,681,523	1,099,966	—	—	—	498,599,032
GMO U.S. Core Equity Fund, Class VI	74,987,226	—	—	—	—	—	81,879,625
GMO U.S. Flexible Equities Fund, Class VI	662,034,180	6,475,000	5,492,196	—	—	—	711,631,743

Totals	$1,531,789,743	$17,477,000	$26,299,461	$—	$—	$—	$1,615,068,419

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2013 through May 31, 2013. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2014.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Basis of presentation and principles of consolidation: Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund

Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund include the accounts of their wholly owned investments in Alternative Asset SPC Ltd. and Implementation Fund (each a “wholly owned subsidiary”), respectively, and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include 100% of the assets and liabilities of each wholly owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted by the relevant clearing house. If an updated closing price for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2013, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, either directly or through investments in the underlying funds, that were valued using fair value inputs obtained from that independent pricing service as of May 31, 2013. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as being valued using Level 2 inputs (levels defined below) in the table below and as described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Funds and the underlying funds, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund and the underlying funds. See the table below for information about securities for which no alternative pricing source was available. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost which approximates market value, if the issuer is deemed to present minimal credit risk.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service or valued using prices for which no alternative pricing source was available. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on each Fund’s net assets) as of May 31, 2013 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service	Single Source; no alternative pricing source was available
Alpha Only Fund	—	43.0%	—
Consolidated Alternative Asset Opportunity Fund	0.0%^	—	0.0%^
Consolidated Benchmark-Free Allocation Fund	0.1%	37.5%	0.4%
Benchmark-Free Fund	0.2%	40.4%	0.4%
Global Asset Allocation Fund	0.2%	40.6%	0.5%
Global Equity Allocation Fund	0.1%	53.5%	—
International Equity Allocation Fund	0.2%	90.8%	—
International Opportunities Equity Allocation Fund	0.0%^	94.5%	—
Special Situations Fund	—	—	—
Strategic Opportunities Allocation Fund	0.2%	43.7%	0.5%
U.S. Equity Allocation Fund	—	2.6%	—
World Opportunities Equity Allocation Fund	0.0%^	50.2%	—

^	Rounds to 0.0%.

Derivatives

Fund Name	Futures contracts fair valued using inputs obtained from an independent pricing service	Swap agreements fair valued using inputs obtained from an independent pricing service	Options Fair valued using inputs obtained from an independent pricing service
Alpha Only Fund	(0.3)%	0.8%	—
Consolidated Alternative Asset Opportunity Fund	0.4%	—	—
Consolidated Benchmark-Free Allocation Fund	(0.1)%	0.2%	(0.2)%
Benchmark-Free Fund	0.0%^	0.1%	(0.2)%
Global Asset Allocation Fund	0.0%^	0.1%	(0.1)%
Global Equity Allocation Fund	0.1%	(0.1)%	—
International Equity Allocation Fund	0.1%	(0.1)%	—
International Opportunities Equity Allocation Fund	0.2%	(0.1)%	—
Special Situations Fund	—	—	—
Strategic Opportunities Allocation Fund	0.1%	0.1%	(0.1)%
U.S. Equity Allocation Fund	—	—	—
World Opportunities Equity Allocation Fund	0.1%	(0.1)%	—

^	Rounds to 0.0%.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the “Valuation Inputs” table below). At May 31, 2013, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; certain cleared derivatives and OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-back mortgage-backed, loans and sovereign debt) even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain derivatives valued using third party valuation services; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings valued at zero; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information;

certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; and certain securities that are valued using a price from a comparable security related to the same issuer.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2013:

Valuation Inputs as of May 31, 2013

Description	Level 1	Level 2	Level 3	Total
Alpha Only Fund
Asset Valuation Inputs
Mutual Funds
United States	$3,757,049,397	$—	$—	$3,757,049,397

TOTAL MUTUAL FUNDS	3,757,049,397	—	—	3,757,049,397

Investment Funds
United States	78,744,382	—	—	78,744,382

TOTAL INVESTMENT FUNDS	78,744,382	—	—	78,744,382

Short-term Investments	48,176,300	—	—	48,176,300

Total Investments	3,883,970,079	—	—	3,883,970,079

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	16,260,664	—	16,260,664
Futures Contracts
Equity risk	—	4,995,681	—	4,995,681
Swap Agreements
Equity risk	—	33,875,377	—	33,875,377

Total	$3,883,970,079	$55,131,722	$—	$3,939,101,801

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(366,684)	$—	$(366,684)
Futures Contracts
Equity risk	(97,245,720)	(21,784,357)	—	(119,030,077)

Total	$(97,245,720)	$(22,151,041)	$—	$(119,396,761)

Consolidated Alternative Asset Opportunity Fund
Asset Valuation Inputs
Mutual Funds	$985,023,187	$—	$—	$985,023,187
Short-term Investments	476,836,102	64,994,430	—	541,830,532

Total Investments	1,461,859,289	64,994,430	—	1,526,853,719

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	5,040,774	—	5,040,774
Futures Contracts
Physical commodity contract risk	14,638,948	—	—	14,638,948
Equity risk	2,477,128	8,241,140	—	10,718,268
Interest rate risk	5,212,738	—	—	5,212,738

Total	$1,484,188,103	$78,276,344	$—	$1,562,464,447

Liability Valuation Inputs
Derivatives*
Futures Contracts
Physical commodity contract risk	$(27,663)	$—	$—	$(27,663)
Equity risk	—	(1,553,666)	—	(1,553,666)

Total	$(27,663)	$(1,553,666)	$—	$(1,581,329)

Description	Level 1	Level 2	Level 3		Total
Consolidated Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds
United States	$3,140,713,890	$—	$—		$3,140,713,890

Investment Funds
United States	12,610,631	—	—		12,610,631

Debt Obligations
Canada	—	—	4,273,397		4,273,397
United States	—	—	3,862,536		3,862,536

TOTAL DEBT OBLIGATIONS	—	—	8,135,933		8,135,933

Common Stocks
Australia	$—	$41,759,984	$105,291		$41,865,275
Austria	—	5,299,889	—		5,299,889
Belgium	—	12,664,746	—		12,664,746
Brazil	48,744,803	—	—		48,744,803
Canada	11,503,035	—	—		11,503,035
Czech Republic	—	9,649,608	—		9,649,608
Denmark	—	4,506,146	—		4,506,146
Egypt	—	7,874,122	—		7,874,122
Finland	—	6,424,537	—		6,424,537
France	—	157,677,449	—		157,677,449
Germany	—	67,473,296	—		67,473,296
Greece	—	2,792,975	—		2,792,975
Hong Kong	—	11,151,409	—		11,151,409
Hungary	—	694,917	—		694,917
India	7,815,026	25,902,653	1,153,871		34,871,550
Indonesia	931,120	47,795,824	—		48,726,944
Ireland	—	3,598,989	—		3,598,989
Israel	—	2,308,593	—		2,308,593
Italy	—	67,786,338	—		67,786,338
Japan	—	255,789,948	—		255,789,948
Kazakhstan	—	970,732	—		970,732
Malaysia	—	4,623,762	—		4,623,762
Mexico	12,370,450	—	—		12,370,450
Netherlands	759,185	25,894,817	0	**	26,654,002
New Zealand	—	4,086,659	—		4,086,659
Norway	—	4,705,895	—		4,705,895
Peru	7,817,626	—	—		7,817,626
Philippines	410,286	6,105,449	—		6,515,735
Poland	—	14,986,558	—		14,986,558
Portugal	—	3,676,524	—		3,676,524
Russia	749,603	81,936,376	—		82,685,979
Singapore	—	14,318,684	—		14,318,684
South Africa	2,683,840	12,997,238	—		15,681,078
South Korea	3,712,319	140,557,751	—		144,270,070
Spain	—	83,675,792	—		83,675,792
Sweden	—	9,794,888	—		9,794,888
Switzerland	—	61,554,880	—		61,554,880
Taiwan	5,839,164	49,865,678	—		55,704,842
Thailand	—	29,679,663	1,247,045		30,926,708
Turkey	—	8,636,880	—		8,636,880
United Kingdom	—	321,990,898	28,152		322,019,050
United States	1,100,020,668	—	—		1,100,020,668

TOTAL COMMON STOCKS	1,203,357,125	1,611,210,547	2,534,359		2,817,102,031

Preferred Stocks
Brazil	48,110,072	—	—		48,110,072
Germany	—	6,732,979	—		6,732,979
Russia	—	5,557,703	—		5,557,703
South Korea	—	3,031,131	—		3,031,131

TOTAL PREFERRED STOCKS	48,110,072	15,321,813	—		63,431,885

Description	Level 1	Level 2	Level 3		Total
Consolidated Benchmark-Free Allocation Fund (continued)
Asset Valuation Inputs (continued)
Rights/warrants
Greece	$—	$—	$69		$69
Italy	—	—	0	**	0
Japan	—	9,240	—		9,240

TOTAL RIGHTS/WARRANTS	—	9,240	69		9,309

Short-Term Investments	478,461,635	—	—		478,461,635

Total Investments	4,883,253,353	1,626,541,600	10,670,361		6,520,465,314

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	42,314,620	—		42,314,620
Futures Contracts
Equity risk	99,991	1,825,569	—		1,925,560

Total	$4,883,353,344	$1,670,681,789	$10,670,361		$6,564,705,494

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(412,986)	$—		$(412,986)
Futures Contracts
Equity risk	(227,998)	(1,677,583)	—		(1,905,581)
Written Options
Equity risk	(2,251,655)	(10,400,575)	$—		(12,652,230)

Total	$(2,479,653)	$(12,491,144)	$—		$(14,970,797)

Benchmark-Free Fund
Asset Valuation Inputs
Mutual Funds	$4,101,673,488	$—	$—		$4,101,673,488
Short-Term Investments	42,643	—	—		42,643

Total Investments	4,101,716,131	—	—		4,101,716,131

Total	$4,101,716,131	$—	$—		$4,101,716,131

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$4,949,144,596	$—	$—		$4,949,144,596

Debt Obligations
Asset-Backed Securities	—	315,872	20,714,708		21,030,580
U.S. Government Agency	—	—	14,865		14,865

TOTAL DEBT OBLIGATIONS	—	315,872	20,729,573		21,045,445

Short-Term Investments	31,333	—	—		31,333

Total Investments	4,949,175,929	315,872	20,729,573		4,970,221,374

Total	$4,949,175,929	$315,872	$20,729,573		$4,970,221,374

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,602,782,643	$—	$—		$2,602,782,643
Short-Term Investments	20,443	—	—		20,443

Total Investments	2,602,803,086	—	—		2,602,803,086

Total	$2,602,803,086	$—	$—		$2,602,803,086

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,344,551,826	$—	$—		$1,344,551,826
Short-Term Investments	26,286	—	—		26,286

Total Investments	1,344,578,112	—	—		1,344,578,112

Total	$1,344,578,112	$—	$—		$1,344,578,112

Description	Level 1	Level 2	Level 3	Total
International Opportunities Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,021,153,967	$—	$—	$1,021,153,967
Short-Term Investments	25,565	—	—	25,565

Total Investments	1,021,179,532	—	—	1,021,179,532

Total	$1,021,179,532	$—	$—	$1,021,179,532

Special Situations Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$17,261,504	$17,261,504
Bank Loans	—	—	12,958,747	12,958,747

TOTAL DEBT OBLIGATIONS	—	—	30,220,251	30,220,251

Mutual Funds	635,101,227	—	—	635,101,227

Short-Term Investments	62,416,010	—	—	62,416,010

Total Investments	697,517,237	—	30,220,251	727,737,488

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	14,560,697	—	14,560,697
Swap Agreements
Equity risk	—	8,815,626	—	8,815,626

Total	$697,517,237	$23,376,323	$30,220,251	$751,113,811

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(2,183,674)	$—	$(2,183,674)
Swap Agreements
Equity risk	—	(584,995)	—	(584,995)
Interest rate risk	—	(871,890)	$—	(871,890)

Total	$—	$(3,640,559)	$—	$(3,640,559)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,289,269,289	$—	$—	$2,289,269,289
Debt Obligations
Asset-Backed Securities	—	—	8,941,361	8,941,361

TOTAL DEBT OBLIGATIONS	—	—	8,941,361	8,941,361

Short-Term Investments	23,624	—	—	23,624

Total Investments	2,289,292,913	—	8,941,361	2,298,234,274

Total	$2,289,292,913	$—	$8,941,361	$2,298,234,274

U.S. Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$39,660,027	$—	$—	$39,660,027
Short-term Investments	16,844	—	—	16,844

Total Investments	39,676,871	—	—	39,676,871

Total	$39,676,871	$—	$—	$39,676,871

World Opportunities Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,615,068,419	$—	$—	$1,615,068,419
Short-term Investments	27,727	—	—	27,727

Total Investments	1,615,096,146	—	—	1,615,096,146

Total	$1,615,096,146	$—	$—	$1,615,096,146

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a value of zero at May 31, 2013.

The underlying funds held at period end are classified above as Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds, for the period ended May 31, 2013, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2013	Purchases	Sales		Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of May 31, 2013		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2013
Consolidated Benchmark-Free Allocation Fund
Debt Obligations
Asset-Backed Securities
Canada	$4,156,599	$—	$—		$4,164	$—	$112,634	$—	$—	$4,273,397		$112,634
United States	397,099	—	—		8,890	—	216,860	—	—	622,849		216,860
Bank Loans
United States	4,983,209	—	(1,719,121)		2,038	24,462	(50,901)	—	—	3,239,687		(50,901)
Common Stock
Australia	—	—	—		—	—	—	105,291	—	105,291		—
India	1,107,369	728,641	(574,055)		—	(110,196)	2,112	—	—	1,153,871		(18,446)
Netherlands	93,629	—	—		—	—	(93,629)	—	—	—		(93,629)
Thailand	1,300,860	680,406	(830,171)		—	189,844	(93,894)	—	—	1,247,045		(53,719)
United Kingdom	—	19,615	—		—	—	8,537	—	—	28,152		8,537
Rights/Warrants
Greece	—	0	—		—	—	69	—	—	69		69
Italy	—	0	—		—	—	—	—	—	0	**	—

Total	$12,038,765	$1,428,662	$(3,123,347)		$15,092	$104,110	$101,788	$105,291	$—	$10,670,361		$121,405

Global Asset Allocation Fund
Debt Obligations
Asset-Backed Securities	$21,136,349	$—	$(1,459,650)		$417,286	$5,761	$614,962	$—	$—	$20,714,708		$626,258
U.S. Government Agency	22,304	—	(7,488)		48	73	(72)	—	—	$14,865		(72)

Total	$21,158,653	$—	$(1,467,138	)#	$417,334	$5,834	$614,890	$—	$—	$20,729,573		$626,186

Special Situations Fund
Debt Obligations
Asset-Backed Securities	$17,233,071	$—	$(442,839)		$30,628	$—	$440,644	$—	$—	$17,261,504		$440,644
Bank Loans	19,932,835	—	(6,876,486)		9,421	96,581	(203,604)	—	—	$12,958,747		(203,604)

Total	$37,165,906	$—	$(7,319,325	)##	$40,049	$96,581	$237,040	$—	$—	$30,220,251		$237,040

Strategic Opportunities Allocation Fund
Debt Obligations
Asset-Backed Securities	$8,853,321	$—	$(270,091)		$204,729	$—	$153,402	$—	$—	$8,941,361		$153,402

Total	$8,853,321	$—	$(270,091	)###	$204,729	$—	$153,402	$—	$—	$8,941,361		$153,402

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Represents the interest in securities that were determined to have a value of zero at May 31, 2013.
#	Includes $1,208,143 of proceeds received from paydowns.
##	Includes $7,379,849 of proceeds received from paydowns.
###	Includes $338,098 of proceeds received from paydowns.

The net aggregate direct and/or indirect exposure to investments in securities and derivative financial instruments using Level 3 inputs (based on the Funds’ net assets) as of May 31, 2013 were as follows:

Fund Name	Level 3 securities	Level 3 derivatives
Alpha Only Fund	0.0%^	—
Consolidated Alternative Asset Opportunity Fund	0.2%	—
Consolidated Benchmark-Free Allocation Fund	5.8%	(0.1)%
Benchmark-Free Fund	5.4%	(0.1)%
Global Asset Allocation Fund	5.0%	(0.1)%
Global Equity Allocation Fund	0.1%	—
International Equity Allocation Fund	0.2%	—
International Opportunities Equity Allocation Fund	0.0%^	—
Special Situations Fund	3.9%	—
Strategic Opportunities Allocation Fund	5.9%	(0.1)%
U.S. Equity Allocation Fund	—	—
World Opportunities Equity Allocation Fund	0.0%^	—

^	Rounds to 0.0%.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Funds may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments of loans, it acquires direct rights against the borrower. Loan agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements. Under a repurchase agreement a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. That Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to that Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, that Fund’s recovery of cash from the seller may be delayed and, even if that Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes that Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by a Fund from inflation-indexed bonds are included in the Funds’ gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Alterna- tive Asset Opport- unity Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Equity Allocation Fund	Interna- tional Equity Allocation Fund	Interna- tional Opport- unities Equity Allocation Fund	Special Situations Fund	Strategic Opport- unities Allocation Fund	U.S. Equity Allocation Fund	World Opport- unities Equity Allocation Fund
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments	X	X	X	X	X	X	X	X	X	X		X
Market Risk – Asset-Backed Securities	X	X	X	X	X	X	X	X		X		X
Credit Risk	X	X	X	X	X	X	X	X	X	X		X
Liquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X		X	X	X	X	X	X		X	X	X
Derivatives Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X		X	X	X	X	X	X	X	X	X	X
Real Estate Risk	X		X	X	X	X				X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Short Sales Risk	X	X	X	X	X	X	X	X		X	X	X
Natural Resources Risk	X		X	X	X	X	X	X		X		X
Options Risk			X	X	X	X	X	X		X		X
Commodities Risk		X	X	X	X	X	X	X		X		X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities. — Funds that invest in equities run the risk that the market prices of those investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility and the market prices of equities can decline in a rapid or unpredictable manner.

Some of the Funds invest a substantial portion of their assets in equities and, as a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market price of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

GMO Risk Premium Fund’s investment strategy of selling put options on stock indices will likely cause it to underperform the equity markets in sharply rising markets.

Fixed Income Investments. — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing a Fund to the risk that the price of which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. The market price of a Fund’s inflation-indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities. — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream the Manager expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease.

In addition, the existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of principal of fixed income securities guaranteed by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued by emerging countries.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of a Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset Backed Securities” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by a change in their yield relative to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, a Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk, but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. Moreover, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives involve the risk that the changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, a Fund often will not receive the collateral the day the collateral is called for. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

A Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Funds to new kinds of risks and costs.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. A Fund may seek to collect a refund in respect of taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention

(or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as GMO U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government), are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• REAL ESTATE RISK. Because Real Estate Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended (the “1940 Act”).

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Funds’ initial margin, the Funds are subject to the risk that a clearing house will use a Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• SHORT SALES RISK. Some Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes.

In implementing its principal investment strategy, Alpha Only Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Fund does not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Alpha Only Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own.

• NATURAL RESOURCES RISK. The Funds (except Alternative Asset Opportunity Fund, Implementation Fund, Special Situations Fund and U.S. Equity Allocation Fund) may invest in Resources Fund. Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

The Funds (except Alternative Asset Opportunity Fund, Implementation Fund, Special Situations Fund and U.S. Equity Allocation Fund) are exposed to the risks of investments in the natural resources sector to the extent they invest in Resources Fund.

• OPTIONS RISK. The market price of options written by a fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European style option because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

• COMMODITIES RISK. The Funds (except Alpha Only Fund, Implementation Fund, Special Situations Fund and U.S. Equity Allocation Fund) may invest in Alternative Asset Opportunity Fund, which has exposure to commodity markets. Therefore, the net asset value of its shares is affected by factors particular to those markets and may decline and fluctuate in a rapid and unpredictable manner. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. The Funds (except Alpha Only Fund, Implementation Fund, Special Situations Fund and U.S. Equity Allocation Fund) are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Funds. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, in the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls), also could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investments and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent that a Fund has focused its investments in the stock index of particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable gains to shareholders. They also potentially limit the RIC Funds’ use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement a Fund’s the strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some of their underlying Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Many of the Funds that invest in shares of other GMO Funds are subject indirectly to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act. Each of the Funds may invest without limitation in other GMO Funds that are not diversified.

The following Funds are not diversified investment companies under the 1940 Act:

•	Alpha Only Fund
•	Alternative Asset Opportunity Fund
•	Implementation Fund
•	Special Situations Fund
•	U.S. Equity Allocation Fund

Temporary Defensive Positions. The Funds (other than Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund) normally do not take temporary defensive positions. Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund may, from time to time, take temporary defensive positions if deemed prudent by the Manager. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

At May 31, 2013, only Alpha Only Fund, Alternative Asset Opportunity Fund, Implementation Fund and Special Situations Fund held derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Alternative Asset Opportunity Fund, Implementation Fund and Special Situations Fund.

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Implementation Fund

The manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the manager in other Asset Allocation Funds or accounts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements, and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero) or the investment exposures of another fund or account that invests in the Fund. A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio or the portfolio of another fund or account that invests in the Fund. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures (or the investment exposures of another fund or account that invests in the Fund) to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund or another fund or account that invests in the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio or the portfolio of another fund or account that invests in the Fund.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds are not limited in their use of derivatives or in the absolute face value of their derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and Implementation Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Funds’ performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though they do not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

Use of Derivatives by Alternative Asset Opportunity Fund

The Fund may use derivatives as substitutes for direct investment in global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, related options, and swap agreements, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and the Manager believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap agreements and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may also use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Special Situations Fund

The Manager pursues investment strategies for the Fund that are intended to complement the strategies being pursued by the Manager in other Asset Allocation Funds or accounts.

The Fund may use derivatives as substitutes for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero) or the investment exposures of another fund or account that invests in the Fund. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio or the portfolio of another fund or account that invests in the Fund. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures or the investment exposures of another fund or account that invests in the Fund to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund or another fund or account that invests in the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of those stocks) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In addition, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain exposure to the credit of an issuer through the debt instrument but adjust the interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting investment exposures, the Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio or the portfolio of another fund or account that invests in the Fund.

The Fund may also use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

Certain derivatives transactions used by the Funds, including certain interest rate swaps and certain credit default index swaps, will be required to be cleared. The Funds will hold cleared derivatives transactions through clearing members, who are futures commission merchants who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

For Funds that held derivatives during the period ended May 31, 2013, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Alpha Only Fund	Consolidated Alternative Asset Opportunity Fund*	Consolidated Benchmark- Free Allocation Fund**	Special Situations Fund
Forward currency contracts
Adjust currency exchange rate risk		X
Adjust exposure to foreign currencies	X	X	X	X
To hedge some or all of the currency exposure of the underlying Funds and assets in which the Fund invests	X
To manage against anticipated currency exchange rate changes	X		X	X
Futures contracts
Adjust exposure to certain securities markets		X	X
Maintain the diversity and liquidity of the portfolio		X	X
To hedge some or all of the broad market exposure of the underlying Funds and assets in which the Fund invests	X
Options (Written)
Used written put option contracts as a substitute for direct equity investment			X
Swap agreements
Adjust exposure to certain securities markets			X	X
Adjust interest rate exposure				X
Adjust exposure to certain companies and industries			X	X
Manage the duration of the portfolio				X
To hedge some or all of the broad market exposure of the assets in which the Fund invests			X	X
To hedge some or all of the broad market exposure of the underlying Funds and assets in which the Fund invests	X
Rights and/or warrants
Received as a result of corporate actions			X

*	Certain derivatives are held by Alternative Asset Opportunity Fund’s wholly owned subsidiary.
**	Derivatives are held by Benchmark-Free Allocation Fund’s wholly owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended May 31, 2013, investment activity in options contracts written by the Funds were as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Consolidated Benchmark-Free Allocation Fund
Outstanding, beginning of period	—	4,383	$3,763,138	—	—	$—
Options written	—	17,544	17,425,662	—	—	—
Options bought back	—	(5,131)	(4,289,718)	—	—	—
Options expired	—	(10,510)	(10,621,634)	—	—	—
Options exercised	—	(29)	(140,502)	—	—	—

Outstanding, end of period	—	6,257	$6,136,946	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap agreements involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if the Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap agreements involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if a Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

The values assigned to swap agreements may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments as of May 31, 2013:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$16,260,664	$—	$—	$16,260,664
Unrealized Appreciation on Futures Contracts*	—	—	4,995,681	—	—	—	4,995,681
Unrealized Appreciation on Swap Agreements	—	—	33,875,377	—	—	—	33,875,377

Total	$—	$—	$38,871,058	$16,260,664	$—	$—	$55,131,722

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(366,684)	$—	$—	$(366,684)
Unrealized Depreciation on Futures Contracts*	—	—	(119,030,077)	—	—	—	(119,030,077)

Total	$—	$—	$(119,030,077)	$(366,684)	$—	$—	$(119,396,761)

Consolidated Alternative Asset Opportunity Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$5,040,774	$—	$—	$5,040,774
Unrealized Appreciation on Futures Contracts*	—	14,638,948	10,718,268	—	5,212,738	—	30,569,954

Total	$—	$14,638,948	$10,718,268	$5,040,774	$5,212,738	$—	$35,610,728

Liability:
Unrealized Depreciation on Futures Contracts*	$—	$(27,663)	$(1,553,666)	$—	—	$—	$(1,581,329)

Total	$—	$(27,663)	$(1,553,666)	$—	$—	$—	$(1,581,329)

Consolidated Benchmark-Free Allocation Fund
Asset:
Investments (rights and/or warrants)	$—	$—	$9,309	$—	$—	$—	$9,309
Unrealized Appreciation on Forward Currency Contracts	—	—	—	42,314,620	—	—	42,314,620
Unrealized Appreciation on Futures Contracts*	—	—	1,925,560	—	—	—	1,925,560

Total	$—	$—	$1,934,869	$42,314,620	$—	$—	$44,249,489

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(412,986)	$—	$—	$(412,986)
Unrealized Depreciation on Futures Contracts*	—	—	(1,905,581)	—	—	—	(1,905,581)
Written Options	—	—	(12,652,230)	—	—	—	(12,652,230)

Total	$—	$—	$(14,557,811)	$(412,986)	$—	$—	$(14,970,797)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Special Situations Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$14,560,697	$—	$—	$14,560,697
Unrealized Appreciation on Swap Agreements	—	—	8,815,626	—	—	—	8,815,626

Total	$—	$—	$8,815,626	$14,560,697	$—	$—	$23,376,323

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(2,183,674)	$—	$—	$(2,183,674)
Unrealized Depreciation on Swap Agreements	—	—	(584,995)	—	(871,890)	—	(1,456,885)

Total	$—	$—	$(584,995)	$(2,183,674)	$(871,890)	$—	$(3,640,559)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

The average volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end was as follows for the period ended May 31, 2013.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Agreements ($)	Options ($)	Rights and/ or Warrants ($)
Alpha Only Fund	910,144,384	2,564,706,668	893,886,335	—	—
Consolidated Alternative Asset Opportunity Fund	499,868,436	1,014,555,974	—	—	—
Consolidated Benchmark-Free Allocation Fund	2,158,667,835	106,482,712	11,163,152	118,078	264,172
Special Situations Fund	903,260,505	—	194,597,249	—	—

Subsequent events

Effective June 30, 2012, the premium on cash purchases and the fee on cash redemptions changed to the following fees for the funds listed below:

GMO Benchmark-Free Allocation Fund (purchase premium of 0.11%; redemption fee of 0.11%)

GMO Benchmark-Free Fund (purchase premium of 0.14%; redemption fee of 0.14%)

GMO Global Asset Allocation Fund (purchase premium of 0.11%; redemption fee of 0.11%)

GMO Strategic Opportunities Allocation Fund (purchase premium of 0.06%; redemption fee of 0.06%)

GMO International Equity Allocation Fund (purchase premium of 0.20%; redemption fee of 0.20%)

GMO Global Equity Allocation Fund (purchase premium of 0.11%; redemption fee of 0.11%)

Subsequent to May 31, 2013, GMO Alpha Only Fund and GMO Special Situations Fund received redemption requests in the amounts of $1,580,713,517 and $660,079,394, respectively.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 83.1%

	Australia — 1.2%
1,491,214	Arrium Ltd	1,126,156
131,314	Bank of Queensland Ltd	1,095,621
61,053	Bendigo and Adelaide Bank Ltd	572,908
241,795	Billabong International Ltd *	105,291
462,846	BlueScope Steel Ltd *	2,302,358
714	Caltex Australia Ltd	15,229
26,690	Commonwealth Bank of Australia	1,695,663
98,732	CSL Ltd	5,617,907
1,128,095	Goodman Fielder Ltd *	766,198
72,009	Goodman Group (REIT)	351,442
68,747	GPT Group (REIT)	254,601
164,792	Insurance Australia Group Ltd	889,326
281,845	Investa Office Fund (REIT)	858,024
22,995	JB Hi–Fi Ltd	329,154
41,110	Macquarie Group Ltd	1,676,323
1,076,554	Mirvac Group (REIT)	1,715,981
37,483	Myer Holdings Ltd	87,232
455,851	Pacific Brands Ltd	331,751
103,394	Qantas Airways Ltd *	156,401
370,789	QBE Insurance Group Ltd	5,618,556
775,401	Stockland (REIT)	2,689,060
406,697	TABCORP Holdings Ltd	1,274,945
311,975	Tatts Group Ltd	954,174
235,194	Telstra Corp Ltd	1,063,458
332,965	Westpac Banking Corp	8,973,707
42,739	Woolworths Ltd	1,343,809

	Total Australia	41,865,275

	Austria — 0.2%
4,602	Andritz AG	250,585
858	Erste Group Bank AG	27,557
68,881	OMV AG	3,177,398
14,072	Raiffeisen Bank International AG	477,179
41,254	Voestalpine AG	1,367,170

	Total Austria	5,299,889

	Belgium — 0.4%
70,800	Ageas	2,595,667
86,319	Anheuser-Busch InBev NV	7,948,708
60,973	Belgacom SA	1,366,154
6,626	Delhaize Group	422,524
3,269	KBC Groep NV	129,584
9,161	Mobistar SA	202,109

	Total Belgium	12,664,746

	Brazil — 1.4%
5,000	Banco Bradesco SA	83,318
1,063,600	Banco do Brasil SA	12,494,246
118,400	Banco Santander Brasil SA	835,843

Shares	Description	Value ($)
	Brazil — continued
266,200	Banco Santander Brasil SA ADR	1,898,006
42,300	BR Malls Participacoes SA	431,729
61,500	BR Properties SA	592,948
28,700	Cia de Saneamento Basico do Estado de Sao Paulo	358,448
443,680	Cielo SA	11,211,113
44,370	Duratex SA	301,007
20,700	EDP-Energias Do Brasil SA	119,746
36,400	Electrobras (Centro)	93,983
7,200	Fibria Celulose SA *	79,033
10,800	Fibria Celulose SA Sponsored ADR *	118,584
45,000	Gol Linhas Aereas Inteligentes SA ADR *	200,700
83,500	Grupo BTG Pactual	1,281,467
18,800	Light SA	152,029
3,400	Multiplan Empreendimentos Imobiliarios SA	88,103
73,600	Multiplus SA	1,186,232
65,500	Petroleo Brasileiro SA (Petrobras) ADR	1,163,935
17,600	Porto Seguro SA	218,418
94,700	Qualicorp SA *	837,877
61,457	Sul America SA	399,709
59,700	Totvs SA	1,030,493
35,400	Vale SA	505,596
907,100	Vale SA Sponsored ADR	13,062,240

	Total Brazil	48,744,803

	Canada — 0.3%
2,800	Alimentation Couche Tard Inc	156,643
32,900	Bombardier Inc-Class B	149,149
4,300	Canadian Oil Sands Ltd	83,242
2,000	Canadian Pacific Railway Ltd	265,908
13,400	Canadian Tire Corp Ltd-Class A	1,076,653
8,700	Encana Corp	165,902
87,400	First Quantum Minerals Ltd	1,564,643
9,400	Home Capital Group Inc	481,084
38,900	Husky Energy Inc	1,098,993
2,500	Magna International Inc	166,723
3,600	Methanex Corp	159,279
5,300	Metro Inc	354,833
316,100	Research In Motion Ltd *	4,405,734
17,400	RONA Inc	175,553
9,600	Royal Bank of Canada	569,750
22,100	Sherritt International Corp	98,909
18,100	Sun Life Financial Inc	530,037

	Total Canada	11,503,035

	Czech Republic — 0.3%
348,285	CEZ AS	9,649,608

	Denmark — 0.1%
2,221	Coloplast A/S	126,669
4,080	GN Store Nord A/S	78,099

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Denmark — continued
26,539	Novo-Nordisk A/S-Class B	4,301,378

	Total Denmark	4,506,146

	Egypt — 0.2%
1,292,520	Al Ezz Steel Rebars SAE *	1,803,416
409,541	Citadel Capital SAE *	187,279
176,989	Commercial International Bank	927,557
293,527	EFG-Hermes Holding SAE *	369,958
88,648	Egyptian Kuwaiti Holding Co SAE	80,456
62,617	Juhayna Food Industries	97,829
175,821	Orascom Telecom Holding SAE *	125,399
241,328	Orascom Telecom Holding SAE GDR (Registered Shares) *	781,094
22,648,656	Orascom Telecom Media And Technology Holding SAE	1,585,031
2,142,751	Palm Hills Developments SAE *	682,860
96,773	Sidi Kerir Petrochemicals Co	181,559
36,119	Six of October Development & Investment Co *	99,779
495,625	Talaat Moustafa Group *	305,270
332,994	Telecom Egypt Co	646,635

	Total Egypt	7,874,122

	Finland — 0.2%
1,318	Kone Oyj-Class B	115,782
14,217	Neste Oil Oyj	206,040
1,517,505	Nokia Oyj *	5,076,510
22,109	Sampo Oyj-Class A	896,076
6,348	Tieto Oyj	130,129

	Total Finland	6,424,537

	France — 4.7%
309,764	Air France–KLM *	2,980,823
259,206	AXA	5,233,291
182,036	BNP Paribas	10,652,667
8,387	Bouygues SA	222,782
72,335	Carrefour SA	2,117,786
29,953	CNP Assurances	452,274
18,674	Compagnie Generale des Etablissements Michelin-Class B	1,629,684
34,426	European Aeronautic Defense and Space Co NV	1,982,268
441,227	France Telecom SA	4,474,752
287,744	GDF Suez	5,868,305
1,160	L’Oreal SA	195,543
15,156	Lafarge SA	1,080,784
32,895	Lagardere SCA	846,127
62,052	PagesJaunes Groupe *	147,893
427,236	Peugeot SA *	3,761,378
3,178	Rallye SA	124,819
447	Remy Cointreau SA	51,576
105,586	Renault SA	8,149,156

Shares	Description	Value ($)
	France — continued
384,475	Sanofi	40,995,861
230,319	Societe Generale	9,185,611
83,738	Technicolor *	355,394
1,039,628	Total SA	51,964,072
265,916	Vivendi SA	5,204,603

	Total France	157,677,449

	Germany — 2.0%
30,346	Allianz SE (Registered)	4,687,439
32,462	Aurubis AG	1,948,544
72,026	Bayer AG (Registered)	7,697,227
1,875	Beiersdorf AG	169,101
3,433	Continental AG	449,179
127,327	Deutsche Lufthansa AG (Registered) *	2,731,778
7,019	Deutsche Bank AG (Registered)	326,116
111,238	Deutsche Post AG (Registered)	2,803,182
20,632	Duerr AG	1,337,716
997,257	E.ON AG	16,804,896
43,095	Freenet AG	920,889
9,249	Hannover Rueckversicherung AG (Registered)	696,296
54,425	Kloeckner & Co SE *	687,279
9,989	Leoni AG	498,210
6,546	Merck KGaA	1,036,061
31,264	Metro AG	1,059,998
26,417	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4,927,426
210,915	RWE AG	7,196,530
25,486	Salzgitter AG	963,364
126,289	SAP AG *	9,451,202
31,945	Suedzucker AG	1,080,863

	Total Germany	67,473,296

	Greece — 0.1%
26,612	Marfin Investment Group Holdings SA *	11,065
208,022	OPAP SA	1,720,172
106,424	Public Power Corp SA *	1,061,738

	Total Greece	2,792,975

	Hong Kong — 0.3%
26,000	AAC Technologies Holdings Inc	148,240
23,000	Cheung Kong Holdings Ltd	323,913
103,000	CLP Holdings Ltd	866,632
1,041,100	Esprit Holdings Ltd	1,584,390
92,000	Galaxy Entertainment Group Ltd *	477,580
612,000	Hong Kong & China Gas	1,729,305
192,500	Link (REIT)	990,341
171	Melco International Development Ltd	373
724,000	Pacific Basin Shipping Ltd	414,877
89,500	Power Assets Holdings Ltd	783,363
34,400	Sands China Ltd	181,716

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — continued
89,000	Sun Hung Kai Properties Ltd	1,181,161
32,000	Swire Pacific Ltd	405,172
164,000	Wharf Holdings Ltd (The)	1,456,405
210,500	Yue Yuen Industrial Holdings	607,941

	Total Hong Kong	11,151,409

	Hungary — 0.0%
32,713	OTP Bank Plc	694,917

	India — 1.0%
71,634	Aban Offshore Ltd	374,068
182,686	Allahabad Bank	392,653
1,762	Asian Paints Ltd	151,128
203,091	Aurobindo Pharma Ltd	612,180
33,839	Bank of Baroda	398,445
408,388	Cairn India Ltd	2,048,953
31,403	Canara Bank Ltd	229,537
27,816	CESC Ltd	162,960
56,227	Cipla Ltd	370,178
22,784	Financial Technologies India Ltd	333,336
56,385	GAIL India Ltd	303,862
1,738	Grasim Industries Ltd (a)	87,453
2,229	Grasim Industries Ltd Sponsored GDR	112,280
122,632	HCL Technologies Ltd	1,617,162
528,704	Hexaware Technologies Ltd	748,355
315,697	Hindalco Industries Ltd	569,245
312,200	Hindalco Industries Ltd GDR, 144A (a)	550,899
924,691	Housing Development & Infrastructure Ltd *	683,503
8,783	ICICI Bank Ltd Sponsored ADR	177,958
27,864	Infosys Technologies Ltd	1,181,510
149,900	Infosys Technologies Ltd Sponsored ADR	6,258,325
79,791	Jai Balaji Industries Ltd *	35,420
62,975	Jindal Steel & Power Ltd	318,365
22,379	JSW Steel Ltd	269,958
700,833	NHPC Ltd	239,413
63,385	NMDC Ltd	131,321
158,449	NTPC Ltd	428,884
171,638	Oil & Natural Gas Corp Ltd	987,884
10,213	Oil India Ltd	103,865
32,588	Oriental Bank of Commerce	140,262
110,174	Power Grid Corp of India Ltd	220,651
38,381	Punjab National Bank Ltd (a)	515,519
174,491	Reliance Energy Ltd	1,117,557
16,741	Reliance Industries Ltd	237,761
5,266	Reliance Industries Ltd GDR, 144A	149,271
56,671	Rural Electrification Corp Ltd	221,415
1,074,161	Satyam Computer Services Ltd *	2,093,450
310,958	Sesa Goa Ltd	886,029
307,175	Steel Authority of India Ltd	304,811

Shares	Description	Value ($)
	India — continued
363,337	Sterlite Industries India Ltd	595,460
121,300	Sterlite Industries India Ltd ADR	803,006
19,849	Sun Pharmaceutical Industries Ltd	363,067
117,684	Tata Consultancy Services Ltd	3,121,510
175,203	Tata Steel Ltd	903,537
77,419	Tech Mahindra Ltd	1,320,305
106,326	UCO Bank	142,198
29,150	Union Bank of India	112,972
51,164	United Phosphorus Ltd	140,912
175,362	Wipro Ltd	1,027,020
75,457	Wipro Ltd ADR	575,737

	Total India	34,871,550

	Indonesia — 1.4%
1,129,000	ACE Hardware Indonesia Tbk PT	109,373
4,017,000	Alam Sutera Realty Tbk PT	432,568
16,903,500	Astra International Tbk PT	12,152,862
1,088,500	Bank Central Asia Tbk PT	1,144,577
5,043,170	Bank Mandiri Persero Tbk PT	4,980,283
3,571,500	Bank Negara Indonesia Persero Tbk PT	1,770,471
1,370,000	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	170,388
6,081,270	Bank Rakyat Indonesia Persero Tbk PT	5,498,883
2,040,500	Bank Tabungan Negara Persero Tbk PT	295,254
25,329,500	Bhakti Investama Tbk PT	1,392,566
1,065,000	Bumi Serpong Damai PT	238,623
1,823,500	Gajah Tunggal Tbk PT	598,369
9,571,000	Global Mediacom Tbk PT	2,536,202
843,000	Harum Energy Tbk PT	336,208
2,250,500	Indomobil Sukses Internasional Tbk PT *	1,201,210
715,000	Indosat Tbk PT	378,836
1,461,000	Kalbe Farma Tbk PT	215,660
1,203,000	Lippo Karawaci Tbk PT	225,981
5,977,000	Media Nusantara Citra Tbk PT	2,032,553
1,158,500	Mitra Adiperkasa Tbk PT	1,050,628
2,503,500	MNC Sky Vision Tbk PT *	688,848
1,574,500	Modernland Realty Tbk PT *	181,468
7,055,000	Panin Financial Tbk PT *	197,021
3,026,500	Ramayana Lestari Sentosa Tbk PT	461,567
731,150	Semen Gresik Persero Tbk PT	1,340,367
467,996	Surya Citra Media Tbk PT	138,471
5,909,000	Telekomunikasi Indonesia Persero Tbk PT	6,634,829
20,600	Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	931,120
299,000	Tower Bersama Infrastructure Tbk PT *	182,898
2,370,000	XL Axiata Tbk PT	1,208,860

	Total Indonesia	48,726,944

	Ireland — 0.1%
102,250	C&C Group Plc	609,415
21,147	Kerry Group Plc-Class A	1,202,124

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Ireland — continued
10,943	Paddy Power Plc	922,678
51,547	Smurfit Kappa Group Plc	864,772

	Total Ireland	3,598,989

	Israel — 0.1%
29,582	Africa Israel Investments Ltd *	69,551
127,011	Bank Hapoalim BM *	587,702
204,654	Bank Leumi Le-Israel *	714,417
288,289	Israel Discount Bank Ltd-Class A *	481,569
65,034	Partner Communications Co Ltd	392,456
1,642	Teva Pharmaceutical Industries Ltd	62,898

	Total Israel	2,308,593

	Italy — 2.0%
1,947,383	A2A SPA	1,635,510
95,109	Assicurazioni Generali SPA	1,769,614
65,338	Azimut Holding SPA	1,237,777
4,253,665	Enel SPA	16,010,422
737,106	ENI SPA	16,762,896
28,287	Exor SPA	896,460
610,220	Fiat SPA *	4,782,487
547,279	Finmeccanica SPA *	3,022,375
2,145,763	Intesa Sanpaolo SPA	4,003,025
10,326	Italcementi SPA-Di RISP	35,428
1,141	Lottomatica Group SPA	30,685
966,930	Mediaset SPA *	3,001,824
220,821	Mediolanum SPA	1,466,177
810,585	Milano Assicurazioni SPA *	519,948
46,739	Recordati SPA	494,708
6,575,470	Telecom Italia SPA	5,090,069
3,713,947	Telecom Italia SPA-Di RISP	2,296,150
842,949	UniCredit SPA	4,730,783

	Total Italy	67,786,338

	Japan — 7.6%
1,200	ABC-Mart Inc	43,404
1,104	Accordia Golf Co Ltd	1,167,514
84	Advance Residence Investment Corp (REIT)	173,765
204,100	Aeon Co Ltd	2,382,171
15,700	Alfresa Holdings Corp	815,828
88,900	Anritsu Corp	1,200,637
90,000	Astellas Pharma Inc	4,595,954
400	Avex Group Holding Inc	12,250
42,600	Bridgestone Corp	1,382,790
101,000	Calsonic Kansei Corp	436,533
388,000	Cosmo Oil Co Ltd *	697,236
13,100	Credit Saison Co Ltd	305,448
25,100	Daiei Inc *	77,745
634,000	Daikyo Inc	1,890,441
64,100	Daito Trust Construction Co Ltd	5,965,811
45,000	Daiwabo Holdings Co Ltd	75,220

Shares	Description	Value ($)
	Japan — continued
45,000	Daiwa House Industry Co Ltd	850,408
196,000	Daiwa Securities Group Inc	1,603,233
96,500	Dena Co Ltd	2,034,803
422,000	DIC Corp	969,613
1,100	Eisai Co Ltd	42,217
27,600	Electric Power Development Co Ltd	868,176
200	Fast Retailing Co Ltd	67,271
71,000	Fuji Electric Co Ltd	230,999
159,000	Fuji Heavy Industries Ltd	3,581,256
34,000	Fuji Oil Co Ltd	518,917
101,000	Gunze Ltd	243,315
117,000	Hanwa Co Ltd	428,931
1,760,000	Haseko Corp *	2,286,450
18,500	Hikari Tsushin Inc	1,020,531
8,000	Hino Motors Ltd	113,508
9,700	Idemitsu Kosan Co Ltd	784,948
69	INPEX Corp	293,733
47,700	IT Holdings Corp	665,067
607,200	Itochu Corp	7,524,780
3,400	J Trust Co Ltd	67,944
440	Japan Retail Fund Investment Corp (REIT)	835,314
697,400	Japan Tobacco Inc	23,734,610
187,200	JFE Holdings Inc	3,847,140
30,000	Juki Corp *	51,066
1,190,100	JX Holdings Inc	5,781,803
74,800	K’s Holdings Corp	2,069,365
11,700	Kakaku.com Inc	282,196
92,900	Kao Corp	2,911,263
1,543,000	Kawasaki Kisen Kaisha Ltd	3,046,700
218,200	KDDI Corp	9,843,861
29,000	Kinugawa Rubber Industrial Co Ltd	160,478
932,000	Kobe Steel Ltd *	1,229,618
27,986	Kohnan Shoji Co Ltd	326,850
20,000	Kubota Corp	289,681
20,000	Kurimoto Ltd	50,845
5,200	Lawson Inc	378,279
329,700	Leopalace21 Corp *	1,490,547
22,000	Look Inc	73,008
592,000	Marubeni Corp	4,087,633
1,067,000	Mazda Motor Corp *	4,104,597
87,204	Medipal Holdings Corp	1,162,780
2,600	MEIJI Holdings Co Ltd	114,111
1,300	Misawa Homes Co Ltd	27,643
83,000	Mitsubishi Estate Co Ltd	2,044,869
254,000	Mitsubishi Heavy Industries Ltd	1,554,773
581,500	Mitsubishi Chemical Holdings Corp	2,751,909
409,100	Mitsubishi Corp	7,070,190
92,000	Mitsubishi Gas Chemical Co Inc	652,352
204,600	Mitsubishi UFJ Lease & Finance Co Ltd	927,513
502,000	Mitsui Chemicals Inc	1,121,033
711,000	Mitsui Engineer & Shipbuilding Co Ltd	1,154,541

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
61,000	Mitsui Fudosan Co Ltd	1,682,887
345,700	Mitsui & Co Ltd	4,329,504
490,012	Mitsui Mining & Smelting Co Ltd	1,115,573
755,134	Mitsui OSK Lines Ltd *	2,681,957
2,030,800	Mizuho Financial Group Inc	3,866,466
1,900	Murata Manufacturing Co Ltd	143,594
19,500	Namco Bandai Holdings Inc	316,080
432,000	NEC Corp	1,004,549
62,400	Net One Systems Co Ltd	513,332
102,000	Nichirei Corp	504,529
18,700	Nintendo Co Ltd	1,846,740
36,000	Nippon Corp	465,793
472,100	Nippon Light Metal Co Ltd	530,155
90,032	Nippon Paper Industries Co Ltd *	1,100,834
959,000	Nippon Steel Corp	2,404,134
176,600	Nippon Telegraph & Telephone Corp	8,709,909
836,000	Nippon Yusen Kabushiki Kaisha	2,143,419
151,741	Nipro Corp	1,893,600
72,000	Nisshinbo Holdings Inc	521,681
6,600	Nitori Holdings Co Ltd	519,353
26,800	Nitto Denko Corp	1,591,056
350,900	Nomura Holdings Inc	2,660,682
131,986	North Pacific Bank Ltd	433,627
6,662	NTT Docomo Inc	9,733,291
69,000	Obayashi Corp	333,117
8,200	Okinawa Electric Power Co	314,673
6,000	Ono Pharmaceutical Co Ltd	417,230
51,000	Orient Corp *	146,333
608	ORIX JREIT Inc (REIT)	654,509
400	Pigeon Corp	32,054
27,749	Point Inc	1,234,033
1,326,600	Resona Holdings Inc	5,950,556
203,000	Ricoh Co Ltd	2,356,813
127,100	Round One Corp	784,126
19,800	Ryohin Keikaku Co Ltd	1,477,189
33,600	Sankyo Co Ltd	1,474,711
41,300	Sega Sammy Holdings Inc	981,242
42,000	Seino Holdings Co Ltd	321,134
279,300	Seven Bank Ltd	994,767
7,600	Shimamura Co Ltd	873,095
798,000	Shinsei Bank Ltd	1,863,477
400	Ship Healthcare Holdings Inc	14,448
164,100	Showa Shell Sekiyu KK	1,296,516
800	SHO–BOND Holdings Co Ltd	29,407
58,186	SoftBank Corp	2,908,436
1,319,900	Sojitz Corp	2,274,855
430,193	Sumitomo Light Metal Industries Ltd	449,010
48,500	Sumitomo Mitsui Construction Co Ltd *	37,212
535,500	Sumitomo Corp	6,695,217
74,500	Sumitomo Electric Industries Ltd	891,177
114,000	Sumitomo Metal Mining Co Ltd	1,432,521

Shares	Description	Value ($)
	Japan — continued
73,700	Sumitomo Mitsui Financial Group Inc	2,909,659
368,000	Sumitomo Mitsui Trust Holdings Inc	1,507,694
44,000	Sumitomo Realty & Development Co Ltd	1,682,755
39,000	Suruga Bank Ltd	584,193
14,800	Suzuken Co Ltd	469,007
129,000	Taisei Corp	404,909
256,600	Takeda Pharmaceutical Co Ltd	11,373,108
59,900	Tokyo Electric Power Co Inc (The) *	358,749
189,000	Tokyo Tatemono Co Ltd	1,415,737
11,000	Tokyu Land Corp	99,409
92,000	TonenGeneral Sekiyu KK	903,831
49,000	Toshiba Corp	230,532
468,000	Tosoh Corp	1,528,173
15,000	Toyobo Co Ltd	24,435
101,100	Toyota Motor Corp	5,900,126
150,400	Toyota Tsusho Corp	3,979,716
109,567	Unitika Ltd *	62,194
199,300	UNY Co Ltd	1,312,908
33,200	Wacom Co Ltd	410,168
2,586	Yahoo! Japan Corp	1,171,611
103,790	Yamada Denki Co Ltd	3,915,016

	Total Japan	255,789,948

	Kazakhstan — 0.0%
62,669	KazMunaiGas Exploration Production JSC GDR (Registered Shares)	970,732

	Malaysia — 0.1%
390,100	AMMB Holdings Berhad	924,494
529,500	CIMB Group Holdings Berhad	1,417,432
141,996	Hong Leong Bank Berhad	648,427
37,700	KLCC Property Holdings Bhd	82,723
250,000	Malayan Banking Berhad	821,938
63,100	Public Bank Bhd	345,282
40,700	Public Bank Bhd (Foreign Market)	221,276
57,400	RHB Capital Berhad	162,190

	Total Malaysia	4,623,762

	Mexico — 0.4%
319,000	America Movil SAB de CV	6,351,290
1,937,400	America Movil SAB de CV-Class L	1,943,730
11,800	Fomento Economico Mexicano SAB de CV	128,359
8,100	Fomento Economico Mexicano SAB de CV Sponsored ADR	879,579
84,800	Grupo Financiero Banorte SAB de CV-Class O	542,117
72,400	Grupo Financiero Santander Mexico SAB de CV ADR *	1,145,368
200	Grupo Financiero Santander Mexico SAB de CV-Class B	646
26,500	Grupo Televisa SAB Sponsored ADR	691,120
17,200	Grupo Televisa SAB-Series CPO	89,915

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
202,800	Wal-Mart de Mexico SAB de CV-Class V	598,326

	Total Mexico	12,370,450

	Netherlands — 0.8%
536,789	Aegon NV	3,662,402
37,844	CSM NV	792,825
7,424	Delta Lloyd NV	145,169
7,211	Gemalto NV	605,463
1,055	Heineken NV	73,395
451,959	ING Groep NV *	4,214,379
60,204	Koninklijke Philips Electronics NV	1,704,737
187,863	Koninklijke BAM Groep NV	927,783
7,228	PostNL NV *	19,592
85,275	SNS REAAL NV * (a)	—
326,844	Unilever NV	13,352,825
76,300	VimpelCom Ltd Sponsored ADR	759,185
1,417	Vopak	85,501
4,375	Wereldhave NV (REIT)	310,746

	Total Netherlands	26,654,002

	New Zealand — 0.1%
256,309	Chorus Ltd	505,807
184,720	Fletcher Building Ltd	1,222,171
1,289,045	Telecom Corp of New Zealand	2,358,681

	Total New Zealand	4,086,659

	Norway — 0.1%
11,640	Aker Solutions ASA	171,525
201,884	DNB ASA	3,264,699
90,652	Golden Ocean Group Ltd *	99,530
33,522	TGS Nopec Geophysical Co ASA	1,170,141

	Total Norway	4,705,895

	Peru — 0.2%
407,155	Cia de Minas Buenaventura SA ADR	7,308,432
3,700	Credicorp Ltd	509,194

	Total Peru	7,817,626

	Philippines — 0.2%
859,350	BDO Unibank Inc *	1,886,664
45,950	GT Capital Holdings Inc	813,203
513,180	Metropolitan Bank & Trust	1,529,274
9,375	Philippine Long Distance Telephone Co	684,510
5,700	Philippine Long Distance Telephone Co Sponsored ADR	410,286
1,463,400	Puregold Price Club Inc	1,191,798

	Total Philippines	6,515,735

	Poland — 0.4%
1,305,441	Boryszew SA *	157,732
5,256	Jastrzebska Spolka Weglowa SA	127,398

Shares	Description	Value ($)
	Poland — continued
324,327	KGHM Polska Miedz SA	14,489,573
130,397	Synthos SA	211,855

	Total Poland	14,986,558

	Portugal — 0.1%
1,108,842	EDP-Energias de Portugal SA	3,575,877
23,722	Portugal Telecom SGPS SA	100,647

	Total Portugal	3,676,524

	Russia — 2.4%
5,168	Bashneft OAO-Class S	323,862
27,103	Gazprom Neft JSC Sponsored ADR *	508,909
3,898,293	Gazprom OAO Sponsored ADR *	29,070,904
288,458	Lukoil OAO Sponsored ADR	16,879,247
972	Magnit OJSC	218,231
20,858	Magnit OJSC GDR	1,130,028
1,806	Mobile Telesystems OJSC	14,442
38,900	Mobile Telesystems Sponsored ADR	749,603
44,395	Moscow Exchange MICEX-RTS	74,203
2,060	NovaTek OAO GDR	228,527
1,020,868	Rosneft OJSC GDR (Registered)	6,701,992
7,731	Rostelecom OJSC	144,574
1,169,975	Sberbank Sponsored ADR *	14,225,091
32,680	Sistema JSFC Sponsored GDR (Registered Shares)	617,177
577,253	Surgutneftegas Sponsored ADR *	4,313,352
69,211	Tatneft Sponsored ADR *	2,376,916
388,994,452	VTB Bank OJSC	560,541
1,593,220	VTB Bank OJSC GDR (Registered Shares) *	4,548,380

	Total Russia	82,685,979

	Singapore — 0.4%
376,000	CapitaCommercial Trust (REIT)	449,740
114,000	China Minzhong Food Corp Ltd *	92,105
93,967	Ezion Holdings Ltd	168,443
743,085	Ezra Holdings Ltd *	568,997
7,883,000	Golden Agri-Resources Ltd	3,579,148
117,000	Ho Bee Investment Ltd	185,392
58,000	Jaya Holdings Ltd	27,903
1,552,000	Noble Group Ltd	1,267,781
171,000	SembCorp Industries Ltd	655,014
176,000	Singapore Technologies Engineering Ltd	568,329
1,646,000	Singapore Telecommunications	4,868,811
305,000	Swiber Holdings Ltd	182,411
64,000	United Overseas Bank Ltd	1,080,963
62,000	Vard Holdings Ltd	54,606
820,000	Yangzijiang Shipbuilding Holdings Ltd	569,041

	Total Singapore	14,318,684

	South Africa — 0.5%
46,616	ABAS Group Ltd	689,422

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
700,950	African Bank Investments Ltd	1,110,999
9,272	African Rainbow Minerals Ltd	164,948
108,767	AngloGold Ashanti Ltd Sponsored ADR	1,973,033
81,355	Exxaro Resources Ltd	1,275,868
107,279	FirstRand Ltd	313,218
101,914	Gold Fields Ltd Sponsored ADR	618,618
223,196	Growthpoint Properties Ltd	561,660
52,500	Investec Ltd	373,226
9,772	Liberty Holdings Ltd	121,789
133,992	MTN Group Ltd	2,425,605
10,343	Naspers Ltd-N Shares	761,451
7,582	Remgro Ltd	148,744
76,091	Sasol Ltd	3,393,555
1,647	Sasol Ltd Sponsored ADR	73,094
5,275	Sibanye Gold Ltd Sponsored ADR *	19,095
12,822	Standard Bank Group Ltd	142,002
186,677	Telkom South Africa Ltd *	275,989
59,536	Vodacom Group Ltd	660,789
37,283	Wilson Bayly Holmes-Ovcon Ltd	577,973

	Total South Africa	15,681,078

	South Korea — 4.3%
124,650	BS Financial Group Inc	1,716,827
1,539	CJ Corp	169,469
491	CJ O Shopping Co Ltd	138,159
9,688	Daelim Industrial Co Ltd	805,089
23,500	Daewoo Securities Co Ltd	227,580
15,420	Daewoo Shipbuilding & Marine Engineering Co Ltd	344,626
27,150	DGB Financial Group Inc	404,385
38,810	Dongbu Insurance Co Ltd	1,702,999
24,580	Dongkuk Steel Mill Co Ltd	269,554
13,700	GS Engineering & Construction Corp	400,979
67,244	GS Holdings	3,254,950
232,271	Hana Financial Group Inc	7,746,218
2,680	Hankook Tire Co Ltd	124,396
43,300	Hankook Tire WorldwideCo Ltd	732,496
8,970	Hanwha Chem Corp	140,963
52,410	Hanwha Corp	1,455,611
6,173	Honam Petrochemical Corp	887,390
5,340	Hynix Semiconductor Inc *	149,798
7,391	Hyosung Corp	385,655
7,398	Hyundai Engineering & Construction	397,021
5,754	Hyundai Heavy Industries Co Ltd	992,882
16,830	Hyundai Hysco	512,642
44,650	Hyundai Marine & Fire Insurance Co Ltd	1,280,677
1,454	Hyundai Mipo Dockyard	173,964
28,144	Hyundai Mobis	7,039,032
50,608	Hyundai Motor Co	9,411,929
31,780	Hyundai Securities Co Ltd	216,590
39,876	Hyundai Steel Co	2,513,276

Shares	Description	Value ($)
	South Korea — continued
1,906	Hyundai Wia Corp	276,298
221,690	Industrial Bank of Korea	2,436,181
210,090	KB Financial Group Inc	6,819,289
5,700	KB Financial Group Inc ADR	186,105
195,057	Kia Motors Corp	10,122,264
14,997	Kolon Industries Inc	669,310
2,753	Korea Kumho Petrochemical Co Ltd	227,634
6,534	Korea Zinc Co Ltd	1,869,362
4,800	Korean Air Lines Co Ltd *	155,788
9,960	Korean Reinsurance Co	99,867
183,270	KT Corp	6,265,244
30,900	KT Corp Sponsored ADR	520,974
25,880	KTB Securities Co Ltd *	85,635
13,496	LG Chem Ltd	3,213,844
7,627	LG Corp	468,913
9,266	LG Electronics Inc	658,456
8,610	LG Fashion Corp	236,246
12,160	LG International Corp	384,154
162,100	LG Uplus Corp *	1,673,503
39,820	LIG Insurance Co Ltd	870,075
1,524	Lotte Shopping Co Ltd	491,204
2,042	LS Corp	126,795
3,396	Mando Corp	292,285
64,390	Meritz Fire & Marine Insurance Co Ltd	747,416
4,503	Mirae Asset Securities Co Ltd	186,779
9,527	MNTech Co Ltd	90,927
13,140	Poongsan Corp	311,895
20,298	POSCO	5,746,018
18,200	POSCO ADR	1,285,830
2,179	S-Oil Corp	166,489
10,235	Samsung Engineering Co Ltd	857,215
2,033	Samsung Fire & Marine Insurance Co Ltd	409,628
35,110	Samsung Heavy Industries Co Ltd	1,010,329
4,023	Samsung Life Insurance Co Ltd	373,717
2,345	Samsung SDI Co Ltd	294,343
20,950	Samsung Card Co	691,717
16,601	Samsung Electronics Co Ltd	22,367,521
11,800	Seah Besteel Corp	345,761
183,300	Shinhan Financial Group Co Ltd	6,535,087
1,806	Shinsegae Co Ltd	346,015
16,846	SK Chemicals Co Ltd	636,858
3,124	SK Gas Co Ltd	225,802
53,281	SK Innovation Co Ltd	6,908,847
27,191	SK Telecom Co Ltd	5,020,149
84,700	SK Telecom Co Ltd ADR	1,719,410
6,253	SK Holdings Co Ltd	972,634
16,590	SL Corp	232,940
46,550	STX Corp	104,273
41,500	STX Pan Ocean Co Ltd *	118,005
37,300	STX Shipping Co Ltd *	126,778
16,455	Sungwoo Hitech Co Ltd	221,555

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
388,880	Woori Finance Holdings Co Ltd	4,050,469
38,770	Woori Investment & Securities Co Ltd *	421,080

	Total South Korea	144,270,070

	Spain — 2.5%
7,662	Abengoa SA	18,038
5,751	ACS Actividades de Construccion y Servicios SA	160,800
6,985	Amadeus IT Holding SA-Class A	213,185
1,156,407	Banco Bilbao Vizcaya Argentaria SA	10,838,685
3,628,342	Banco Santander SA	25,950,739
52,946	Distribuidora Internacional de Alimentacion SA	414,957
5,428	Enagas	135,691
9,568	Ferrovial SA	154,085
7,494	Fomento de Construcciones y Contratas SA	75,621
292,240	Gas Natural SDG SA	6,037,472
47,989	Grifols SA *	1,757,210
1,375,411	Iberdrola SA	7,439,700
4,213	Inditex SA	521,528
76,000	Indra Sistemas SA	994,966
356,645	Repsol YPF SA	8,115,124
1,515,231	Telefonica SA *	20,847,991

	Total Spain	83,675,792

	Sweden — 0.3%
64,106	Alliance Oil Company Ltd *	451,683
19,816	Boliden AB	282,387
93,715	Investor AB	2,690,243
8,764	NCC AB-Class B	209,281
128,783	Skandinaviska Enskilda Banken AB-Class A	1,340,564
28,529	Svenska Handelsbanken AB-A Shares	1,226,282
97,827	Swedbank AB-Class A	2,329,695
189,251	TeliaSonera AB	1,264,753

	Total Sweden	9,794,888

	Switzerland — 1.8%
11,295	ABB Ltd	247,134
400	AMS AG	38,452
1,302	Compagnie Financiere Richemont SA-Class A	115,124
83,930	Credit Suisse Group AG (Registered)	2,480,660
211,230	Nestle SA (Registered)	13,992,844
384,729	Novartis AG (Registered)	27,558,905
66,663	Roche Holding AG (Non Voting)	16,528,183
374	Swatch Group AG	213,158
254	Swiss Life Holding AG (Registered)	42,108
4,607	Swiss Re AG	338,312

	Total Switzerland	61,554,880

Shares	Description	Value ($)
	Taiwan — 1.7%
339,000	Acer Inc *	271,423
291,000	Advanced Semiconductor Engineering Inc	248,588
192,000	Advantech Co Ltd	939,124
179,000	Asustek Computer Inc	1,959,821
4,329,000	AU Optronics Corp *	1,968,997
109,000	Career Technology MFG Co Ltd	122,588
324,000	Catcher Technology Co Ltd	1,807,783
160,000	Cathay Financial Holding Co Ltd	206,512
196,000	Cheng Shin Rubber Industry Co Ltd	583,752
49,000	Chipbond Technology Corp	129,917
1,808,470	Chunghwa Telecom Co Ltd	5,748,383
500	Chunghwa Telecom Co Ltd ADR	15,680
3,548,000	Compal Electronics Inc	2,166,877
372,000	Coretronic Corp	329,310
132,000	Delta Electronics Inc	629,428
838,000	E.Sun Financial Holdings Co Ltd	514,556
83,000	Elite Material Co Ltd	77,506
1,077,000	Far EasTone Telecommunications Co Ltd	2,566,615
171,000	Flexium Interconnect Inc	626,699
185,000	Foxconn Technology Co Ltd	494,008
212,000	Gintech Energy Corp *	224,481
243,000	Highwealth Construction Corp	538,241
3,317,000	Hon Hai Precision Industry Co Ltd	8,391,441
37,000	ILI Technology Corp	100,002
777,000	Innolux Display Corp *	518,513
81,000	Lite-On Technology Corp	128,855
29,000	Lotes Co Ltd	75,978
136,000	Makalot Industrial Co Ltd	635,309
19,000	MediaTek Inc	234,549
83,000	Motech Industries Inc *	117,683
1,045,000	Neo Solar Power Corp *	882,676
22,000	Phison Electronics Corp	186,057
765,000	Powertech Technology Inc	1,376,023
842,000	Qisda Corp *	204,172
785,000	Quanta Computer Inc	1,681,155
248,000	Radiant Opto-Electronics Corp	935,135
835,000	Shin Kong Financial Holding Co Ltd *	283,250
32,632	Silicon Motion Technology Corp ADR	366,784
63,000	Simplo Technology Co Ltd	284,085
143,000	Synnex Technology International Corp	199,418
4,086,000	Taishin Financial Holding Co Ltd	1,747,759
1,012,000	Taiwan Mobile Co Ltd	3,688,643
286,000	Taiwan PCB Techvest Co Ltd Sponsored ADR *	386,778
271,700	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	5,069,922
58,000	Taiwan Surface Mounting Technology Corp	94,884
99,700	Taiwan Semiconductor Manufacturing Co Ltd	362,522
47,085	TPK Holding Co Ltd	926,808

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
332,000	Tripod Technology Corp	758,976
522,000	Unimicron Technology Corp	561,273
1,169,000	United Microelectronics Corp	513,567
1,655,450	Wistron Corp	1,692,229
350,000	WPG Holdings Co Ltd	416,181
50,000	Young Fast Optoelectronics Co Ltd	94,097
282,000	Yungtay Engineering Co Ltd	619,829

	Total Taiwan	55,704,842

	Thailand — 0.9%
24,300	Advanced Info Service Pcl NVDR	210,162
296,800	Advanced Info Service Pcl (Foreign Registered)	2,566,918
13,500	Bangchak Petroleum Pcl	15,110
715,800	Bangchak Petroleum Pcl (Foreign Registered)	801,157
368,960	Bangkok Dusit Medical Service Pcl (Foreign Registered)	2,052,238
36,600	Bangkok Dusit Medical Services Pcl NVDR	203,577
350,210	Bank of Ayudhya Pcl (Foreign Registered) (a)	408,833
59,000	Bank of Ayudhya Pcl NVDR	65,481
139,150	Banpu Pcl (Foreign Registered)	1,370,351
2,500	Banpu Pcl NVDR	24,620
1,643,840	BTS Rail Mass Transit Growth Infrastructure Fund *	613,556
462,300	Charoen Pokphand Foods Pcl (Foreign Registered)	442,001
99,600	Charoen Pokphand Foods Pcl NVDR	95,227
345,050	Electricity Generating Pcl (Foreign Registered)	1,787,909
1,087,100	Esso Thailand Pcl (Foreign Registered)	315,946
453,800	Glow Energy Pcl (Foreign Registered)	1,048,405
188,200	Glow Energy Pcl NVDR	434,794
232,000	Kasikornbank Pcl NVDR	1,490,171
516,000	PTT Exploration & Production Pcl (Foreign Registered)	2,579,921
64,300	PTT Exploration & Production Pcl NVDR	321,490
49,200	PTT Pcl	527,339
761,000	PTT Pcl (Foreign Registered)	8,156,610
320,200	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	576,110
508,800	Ratchaburi Electricity Generating Holding Pcl NVDR	923,840
72,100	Shin Corp Pcl	211,169
86,900	Shin Corp Pcl (Foreign Registered) (a)	262,102
50,500	Siam Cement Pcl NVDR	771,671
764,100	Thai Oil Pcl (Foreign Registered)	1,606,073
53,700	Thai Oil Pcl NVDR	112,873
2,612,100	Thai Tap Water Supply Pcl (Foreign Registered)	931,054

	Total Thailand	30,926,708

Shares	Description	Value ($)
	Turkey — 0.3%
652,714	Asya Katilim Bankasi AS *	673,875
417,882	Turk Telekomunikasyon AS	1,609,214
444,909	Turkcell Iletisim Hizmet AS *	2,737,866
191,722	Turkiye Garanti Bankasi AS	988,191
204,728	Turkiye IS Bankasi-Class C	757,348
232,763	Turkiye Vakiflar Bankasi TAO-Class D	736,611
80,911	Turkiye Halk Bankasi AS	865,070
90,265	Yapi ve Kredi Bankasi AS	268,705

	Total Turkey	8,636,880

	United Kingdom — 9.5%
63,897	Aberdeen Asset Management Plc	449,055
27,116	Admiral Group Plc	546,749
76,115	Amlin Plc	479,879
98,525	Ashtead Group Plc	933,510
690,462	AstraZeneca Plc	35,326,937
448,211	Aviva Plc	2,252,411
9,741	Babcock International Group Plc	170,831
1,375,886	BAE Systems Plc	8,410,836
295,440	Balfour Beatty Plc	1,035,565
4,205,751	Barclays Plc	20,146,088
217,533	Barratt Developments Plc *	1,049,465
13,639	BBA Aviation Plc	57,822
17,522	BG Group Plc	319,777
183,783	BHP Billiton Plc	5,284,704
5,433,978	BP Plc	38,837,741
234,996	British American Tobacco Plc	12,912,720
428,666	BT Group Plc	1,950,667
53,008	Bunzl Plc	1,031,706
43,793	Cape Plc	177,324
69,376	Catlin Group Ltd	527,666
191,540	Cobham Plc	826,788
367,517	Darty Plc	393,723
32,866	DCC Plc	1,241,783
340,678	Debenhams Plc	483,719
151,711	Diageo Plc	4,481,523
2,142,977	Dixons Retail Plc *	1,335,522
158,024	Drax Group Plc	1,369,727
11,823	easyJet Plc	225,288
15,255	Eurasia Drilling Co Ltd GDR	620,751
352,888	FirstGroup Plc	669,980
959,130	GlaxoSmithKline Plc	24,815,735
1,759	Halfords Group Plc	8,650
1,934	Hargreaves Lansdown Plc	28,181
813,030	Home Retail Group Plc	1,922,506
251,593	HSBC Holdings Plc	2,760,233
77,602	Imperial Tobacco Group Plc	2,784,727
120,711	Inchcape Plc	998,674
34,974	InterContinental Hotels Group Plc	1,006,770
94,943	Intermediate Capital Group Plc	669,574
2,752	Intertek Group Plc	133,789

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
185,746	ITV Plc	367,835
19,002	JD Wetherspoon Plc	190,107
56,966	Lancashire Holdings Ltd	687,379
529,300	Legal & General Group Plc	1,425,893
9,276,671	Lloyds Banking Group Plc *	8,622,115
593,435	Man Group Plc	1,026,564
153,562	Marks & Spencer Group Plc	1,086,751
33,165	Micro Focus International Plc	343,890
82,650	National Express Group Plc	251,213
45,369	Next Plc	3,172,743
241,563	Old Mutual Plc	746,025
3,763	Persimmon Plc	69,199
7,527	Persimmon Plc, Bonus Shares	8,599
25,776	Playtech Ltd	260,880
59,181	Premier Foods Plc *	64,758
230,445	Prudential Plc	3,876,337
106,895	Punch Taverns Plc *	21,450
40,011	Reckitt Benckiser Group Plc	2,861,125
16,892	Reed Elsevier Plc	188,905
338,753	Rio Tinto Plc	14,468,388
59,079	Rolls-Royce Holdings Plc	1,071,642
12,868,898	Rolls-Royce Holdings Plc C Shares *	19,553
655,891	Royal Bank of Scotland Group Plc *	3,311,994
1,070,606	Royal Dutch Shell Plc A Shares (London)	35,630,691
456,676	Royal Dutch Shell Plc B Shares (London)	15,742,946
13,026	SABMiller Plc	655,328
103,930	Scottish & Southern Energy Plc	2,439,522
13,172	Spectris Plc	412,566
107,029	Spirit Pub Co Plc	109,201
157,167	Standard Life Assurance Plc	929,773
8,949	Telecity Group Plc	130,967
1,647,881	Tesco Plc	9,124,950
827,827	Thomas Cook Group Plc *	1,783,897
55,116	Trinity Mirror Plc *	102,070
262,304	TUI Travel Plc	1,416,342
33,153	Tullett Prebon Plc	147,356
43,308	Unilever Plc	1,819,165
8,228,388	Vodafone Group Plc	23,846,766
2,598	Whitbread Plc	113,105
28,635	WH Smith Plc	327,351
347,878	William Hill Plc	2,325,117
125,675	WPP Plc	2,139,496

	Total United Kingdom	322,019,050

	United States — 32.5%
140,700	3M Co.	15,514,989
547,500	Abbott Laboratories	20,076,825
16,100	Allergan, Inc.	1,601,789
25,100	AmerisourceBergen Corp.	1,357,408
66,400	Amgen, Inc.	6,675,192
55,100	Apple, Inc.	24,777,368
47,300	Baxter International, Inc.	3,326,609

Shares	Description	Value ($)
	United States — continued
35,700	Becton, Dickinson and Co.	3,520,734
217,000	Bristol-Myers Squibb Co.	9,984,170
28,600	Cardinal Health, Inc.	1,343,056
400,200	Chevron Corp.	49,124,550
39,000	Church & Dwight Co., Inc.	2,371,590
2,095,500	Cisco Systems, Inc.	50,459,640
1,456,100	Coca-Cola Co. (The)	58,229,439
429,700	Colgate-Palmolive Co.	24,853,848
11,100	Copa Holdings SA-Class A	1,457,652
41,500	Costco Wholesale Corp.	4,551,305
73,200	CVS Caremark Corp.	4,214,856
145,000	Eli Lilly & Co.	7,708,200
193,000	EMC Corp. *	4,778,680
625,900	Express Scripts Holding Co. *	38,880,908
191,300	Exxon Mobil Corp.	17,306,911
45,100	General Mills, Inc.	2,123,308
85,100	Gilead Sciences, Inc. *	4,636,248
73,700	Google, Inc.-Class A *	64,149,217
1,300,000	Hewlett-Packard Co.	31,746,000
218,100	International Business Machines Corp.	45,369,162
24,000	Intuit, Inc.	1,402,560
785,800	Johnson & Johnson	66,148,644
32,300	Kimberly-Clark Corp.	3,127,609
71,700	Laboratory Corp. of America Holdings *	7,133,433
304,600	Lorillard, Inc.	12,927,224
22,600	Mastercard, Inc.-Class A	12,887,650
259,300	McDonald’s Corp.	25,040,601
15,200	McKesson Corp.	1,730,672
299,700	Medtronic, Inc.	15,287,697
253,400	Merck & Co., Inc	11,833,780
1,842,600	Microsoft Corp.	64,269,888
148,300	Nike, Inc.-Class B	9,144,178
1,806,800	Oracle Corp.	60,997,568
14,100	Paychex, Inc.	524,943
476,900	PepsiCo, Inc.	38,519,213
1,891,200	Pfizer, Inc.	51,497,376
530,600	Philip Morris International, Inc.	48,236,846
586,900	Procter & Gamble Co. (The)	45,050,444
159,900	Qualcomm, Inc.	10,150,452
71,200	Quest Diagnostics, Inc.	4,403,008
93,200	Southern Copper Corp.	2,903,180
36,900	Stryker Corp.	2,449,791
157,600	Sysco Corp.	5,326,880
327,200	Target Corp.	22,740,400
45,000	TJX Cos, Inc. (The)	2,277,450
159,800	UnitedHealth Group, Inc.	10,008,274
57,200	Visa, Inc.-Class A	10,189,608
519,400	Wal-Mart Stores, Inc.	38,871,896
70,300	Walgreen Co.	3,357,528
24,500	Yum! Brands, Inc.	1,659,875

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Shares	Description	Value ($)
	United States — continued
124,600	Zimmer Holdings, Inc.	9,782,346

	Total United States	1,100,020,668

	TOTAL COMMON STOCKS (COST $2,695,422,330)	2,817,102,031

	PREFERRED STOCKS — 1.9%

	Brazil — 1.4%
20,000	AES Tiete SA, 10.21%	215,426
137,610	Banco Bradesco SA ADR, 0.21%	2,219,649
239,490	Banco Bradesco SA, 0.21%	3,821,911
112,200	Banco do Estado do Rio Grande do Sul SA-Class B, 0.98%	863,319
228,750	Bradespar SA, 2.43%	2,331,503
17,200	Braskem SA-Class A*	133,228
13,900	Cia de Bebidas das Americas ADR, 2.45%	529,173
76,200	Cia Energetica de Minas Gerais Sponsored ADR, 5.79%	779,504
6,600	Companhia de Bebidas das Americas, 2.32%	249,634
10,300	Companhia Paranaense de Energia Class B, 1.52%	158,169
101,600	Eletropaulo Metropolitana SA, 0.05%	346,288
116,300	Gerdau SA ADR, 0.62%	710,593
122,100	Gerdau SA, 0.61%	741,676
22,500	Gol Linhas Aereas Inteligentes SA *	98,434
337,260	Itau Unibanco Holding SA ADR, 0.59%	5,072,390
296,060	Itau Unibanco Holding SA, 0.56%	4,444,079
1,221,670	Itausa-Investimentos Itau SA, 0.65%	5,270,441
54,700	Klabin SA, 2.09%	324,349
129,500	Metalurgica Gerdau SA, 0.49%	994,619
142,200	Petroleo Brasileiro SA (Petrobras), 3.88%	1,327,191
88,995	Suzano Papel e Celulose SA, 1.25%	317,869
195,400	Usinas Siderrurgicas de Minas Gerais SA *	812,874
253,300	Vale SA Sponsored ADR, 2.87%	3,414,484
957,500	Vale SA, 0.35%	12,933,269

	Total Brazil	48,110,072

	Germany — 0.2%
23,580	Henkel AG & Co KGaA, 1.27%	2,269,157
54,124	Porsche Automobil Holding SE, 3.14%	4,463,822

	Total Germany	6,732,979

	Russia — 0.2%
1,062,224	Sberbank 4.56%	2,415,147
5,160,945	Surgutneftegaz OJSC *	3,142,556

	Total Russia	5,557,703

Shares / Par Value		Description	Value ($)
		South Korea — 0.1%
	13,753	Hyundai Motor Co, 2.11%	1,114,039
	13,801	Hyundai Motor Co, 2.15%	1,127,196
	911	Samsung Electronics Co Ltd (Non-Voting), 0.81%	789,896

		Total South Korea	3,031,131

		TOTAL PREFERRED STOCKS (COST $69,160,205)	63,431,885

		INVESTMENT FUNDS — 0.4%

		United States — 0.4%
	306,009	iShares MSCI Emerging Markets Index Fund	12,610,631

		TOTAL INVESTMENT FUNDS (COST $12,775,973)	12,610,631

		DEBT OBLIGATIONS — 0.2%

		Canada — 0.1%
		Asset-Backed Securities
CAD	1,938,400	Master Asset Vehicle II, Series 09-2, Class A2, 0.78%, due 07/15/56	1,647,663
CAD	352,000	Master Asset Vehicle II, Series 09-2, Class B, Zero Coupon, due 07/15/56	286,897
CAD	150,000	Master Asset Vehicle II, Series 09-2, Class C, Zero Coupon, due 07/15/56	110,683
CAD	2,559,600	Master Asset Vehicle II, Series 09-2, Class A1, 0.78%, due 07/15/56	2,228,154

		Total Asset-Backed Securities	4,273,397

		United States — 0.1%
		Bank Loans — 0.1%
USD	992,424	Chrysler Group LLC Term Loan B, 4.75%, due 05/24/17	1,003,589
USD	380,447	Caesars Entertainment Corp. Term Loan B1, 3.00%, due 01/28/15	378,545
USD	783,178	Caesars Entertainment Corp. Term Loan B3, 3.00%, due 01/28/15	769,473
USD	1,085,367	Springleaf Financial Funding Co. Term Loan B, 4.25%, due 05/10/17	1,088,080

		Total Bank Loans	3,239,687

		CMBS Collateralized Debt Obligations — 0.0%
USD	1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.07%, due 11/23/52	1,599

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	Insured Other — 0.0%
2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	621,250

	TOTAL DEBT OBLIGATIONS (COST $8,006,265)	8,135,933

	RIGHTS/WARRANTS — 0.0%

	Greece — 0.0%
26,612	Marfin Investment Group Holdings SA, A Rights, Expires 06/27/13 *	34
26,612	Marfin Investment Group Holdings SA, B Rights, Expires 06/27/13 *	35

	Total Greece	69

	Italy — 0.0%
24,016	Exor SPA Rights, Expires 06/05/13 *	—
24,016	Exor SPA Preferred Rights, Expires 06/05/13 *	—

	Total Italy	—

	Japan — 0.0%
3,400	J Trust Co Ltd Rights, Expires 07/30/13 *	9,240

	TOTAL RIGHTS/WARRANTS (COST $0)	9,309

	SHORT-TERM INVESTMENTS — 14.1%

	Money Market Fund — 5.7%
192,646,011	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (b)	192,646,011

	U.S. Government — 8.4%
86,000,000	U.S. Treasury Bill, 0.09%, due 02/06/14 (c) (d)	85,946,680
150,000,000	U.S. Treasury Bill, 0.11%, due 04/03/14 (c) (d)	149,857,650
50,000,000	U.S. Treasury Bill, 0.07%, due 11/14/13 (c) (d)	49,984,050

	Total U.S. Government	285,788,380

	TOTAL SHORT-TERM INVESTMENTS (COST $478,404,317)	478,434,391

	TOTAL INVESTMENTS — 99.7% (Cost $3,263,769,090)	3,379,724,180
	Other Assets and Liabilities (net) — 0.3%	9,713,655

	TOTAL NET ASSETS — 100.0%	$3,389,437,835

A summary of outstanding financial instruments at May 31, 2013 is as follows:

Forward Currency Contracts

Settlement Date	Count- erparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
06/24/2013	GS	AUD	140,283,309	USD	144,052,757	$9,988,389
06/24/2013	MSCI	AUD	41,569,847	USD	42,726,611	2,999,609
06/27/2013	BCLY	BRL	67,630,244	USD	32,874,900	1,450,397
06/27/2013	DB	BRL	125,303,705	USD	62,123,800	3,901,230
06/24/2013	JPM	CAD	78,714,534	USD	76,520,388	633,477
06/24/2013	MSCI	CAD	78,460,476	USD	76,294,921	652,941
06/24/2013	BCLY	CHF	48,388,887	USD	52,341,508	1,728,506
06/24/2013	DB	CHF	49,091,132	USD	52,732,580	1,385,056
06/24/2013	GS	CHF	49,587,002	USD	53,381,578	1,515,392
06/24/2013	MSCI	CHF	49,021,710	USD	52,711,289	1,436,378
06/24/2013	DB	EUR	188,307,820	USD	245,873,709	1,095,196
06/24/2013	JPM	EUR	114,677,315	USD	149,693,804	626,480
06/24/2013	JPM	GBP	48,381,686	USD	73,684,775	183,683
06/24/2013	MSCI	GBP	48,368,656	USD	73,712,671	231,373
06/27/2013	DB	IDR	211,216,335,000	USD	21,382,500	(122,548)
06/24/2013	BCLY	JPY	19,425,740,067	USD	199,053,073	5,660,387
06/24/2013	MSCI	JPY	9,712,858,809	USD	99,170,408	2,474,176
08/08/2013	BCLY	KRW	89,013,602,637	USD	79,246,579	702,197
08/08/2013	JPM	KRW	51,443,278,040	USD	45,915,100	522,257
06/24/2013	JPM	NZD	77,262,813	USD	65,090,104	3,762,904
06/26/2013	BCLY	RUB	1,796,107,464	USD	57,128,100	1,089,745
06/27/2013	BCLY	TWD	661,498,844	USD	22,257,700	143,572
06/27/2013	DB	TWD	1,007,122,012	USD	33,509,300	(159,126)
08/29/2013	DB	USD	38,887,609	CNY	240,694,857	131,275
06/24/2013	JPM	USD	6,005,537	SGD	7,424,652	(131,312)

						$41,901,634

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
22	CAC 40	June 2013	$1,117,725	$(17,582)
4	DAX	June 2013	1,075,748	51,347
109	Euro STOXX 50	June 2013	3,893,777	(59,037)
207	FTSE/MIB	June 2013	22,923,987	1,454,733
10	IBEX 35	June 2013	1,072,858	(17,763)
17	MSCI Singapore	June 2013	988,244	(38,383)
222	S&P 500 E-Mini Index	June 2013	18,081,900	(227,998)
8	SPI 200	June 2013	936,623	(17,331)
257	TOPIX	June 2013	28,133,956	(1,527,487)

			$78,224,818	$(399,501)

Sales
80	FTSE 100	June 2013	$7,917,833	$231,549
334	OMXS 30	June 2013	6,064,826	87,940
68	S&P Toronto 60	June 2013	9,545,199	99,991

			$23,527,858	$419,480

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Written Options

Index Options

		Number of Contracts	Expiration Date	Description	Premiums	Market Value
Put	EUR	2,246	6/21/2013	Euro STOXX 50, Strike 2,825	$1,698,239	$(2,554,046)
Put	GBP	16	6/21/2013	FTSE 100, Strike 6,600	25,293	(31,296)
Put	GBP	10	6/21/2013	FTSE 100, Strike 6,700	15,105	(30,317)
Put	GBP	234	6/21/2013	FTSE 100, Strike 6,725	349,816	(770,674)
Put	HKD	143	6/27/2013	Hang Seng, Strike 22,600	473,971	(655,119)
Put	JPY	416	6/14/2013	Nikkei 225, Strike14,250	1,641,038	(4,327,547)
Put	JPY	44	6/14/2013	Nikkei 225, Strike, 15,000	152,406	(720,933)
Put	USD	13	6/22/2013	S&P 500, Strike 1,660	37,011	(54,080)
Put	USD	43	6/22/2013	S&P 500, Strike 1,625	106,510	(86,000)
Put	USD	592	6/22/2013	S&P 500, Strike 1,650	1,171,179	(1,953,600)
Put	AUD	13	6/20/2013	S&P ASX 200, Strike 4,975	11,190	(17,182)
Put	AUD	373	6/20/2013	S&P ASX 200, Strike 5,200	263,158	(1,192,863)
Put	AUD	34	6/20/2013	S&P ASX 200, Strike 5,175	16,060	(100,598)
Put	CAD	54	6/21/2013	S&P TSX 60, Strike 720	6,835	(4,870)
Put	CAD	26	6/21/2013	S&P TSX 60, Strike 730	1,994	(3,599)
Put	CAD	2,000	6/21/2013	S&P TSX 60, Strike 715	167,141	(149,506)

					$6,136,946	$(12,652,230)

As of May 31, 2013, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2013. Note: Yield rounds to 0.00%.

(c)	The rate shown represents yield-to-maturity.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any.

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2013 (Unaudited)

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank And Trust Company

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Yuan Renminbi

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

NZD - New Zealand Dollar

RUB - Russian Ruble

SGD - Singapore Dollar

TWD - Taiwan Dollar

USD - United States Dollar

As of May 31, 2013, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in the value of investments were as follows:

Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
3,273,419,441	202,861,453	(96,556,714)	106,304,739

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted by the relevant clearing house. If an updated closing price for a cleared derivative is not available by the time that a Fund calculates its net asset value on any business day, then that derivative will generally be valued using an industry standard model. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of open-end registered investment companies are valued at their most recent net asset value. If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in pricing, and in particular fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Fund classifies such securities as Level 3 (levels defined below). For the period ended May 31, 2013, the Fund did not reduce the value of any of its over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of its counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE). In those cases, the value will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Fund that was valued using fair value inputs obtained from that independent pricing service as of May 31, 2013. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) in the table below.

Typically, the Fund values debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund. See the table below for information about securities for which no alternative pricing source was available. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost which approximates market value, if the issuer is deemed to present minimal credit risk.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, the Fund invests in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, fair valued using inputs obtained from an independent pricing service, or valued using prices for which no alternative pricing source was available. The net aggregate direct exposure to these valuation methodologies (based on the Fund’s net assets) as of May 31, 2013 is as follows:

Securities

Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service	Single source; no alternative pricing source was available
0.1%	48.0%	0.0%*

Derivatives

Futures contracts fair valued using inputs obtained from an independent pricing service	Options fair valued using inputs obtained from an independent pricing service
0.0%*	(0.3)%

*	Rounds to 0.0%.

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair measurements for material Level 3 investments and derivatives, if any (determined by each category of asset or liability as compared to the Fund’s total net assets separately identified in the “Valuation Inputs” table below). At May 31, 2013, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost, certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using broker quotes; certain cleared derivatives and OTC derivatives such as swaps, options, swaptions, and forward contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain derivatives valued using third party valuation services; certain equity securities valued based on the last traded exchange price adjusted for the movement in a securities index; certain securities that are valued using a price from a comparable security related to the same issuer; and potential litigation recoveries and interests related to bankruptcy proceedings valued at zero.

The following is a summary of the respective levels assigned to the Fund’s direct securities and derivatives, if any, as of May 31, 2013:

Valuation Inputs as of May 31, 2013

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Common Stocks
Australia	$—	$41,759,984	$105,291		$41,865,275
Austria	—	5,299,889	—		5,299,889
Belgium	—	12,664,746	—		12,664,746
Brazil	48,744,803	—	—		48,744,803
Canada	11,503,035	—	—		11,503,035
Czech Republic	—	9,649,608	—		9,649,608
Denmark	—	4,506,146	—		4,506,146
Egypt	—	7,874,122	—		7,874,122
Finland	—	6,424,537	—		6,424,537
France	—	157,677,449	—		157,677,449
Germany	—	67,473,296	—		67,473,296
Greece	—	2,792,975	—		2,792,975
Hong Kong	—	11,151,409	—		11,151,409
Hungary	—	694,917	—		694,917
India	7,815,026	25,902,653	1,153,871		34,871,550
Indonesia	931,120	47,795,824	—		48,726,944
Ireland	—	3,598,989	—		3,598,989
Israel	—	2,308,593	—		2,308,593
Italy	—	67,786,338	—		67,786,338
Japan	—	255,789,948	—		255,789,948
Kazakhstan	—	970,732	—		970,732
Malaysia	—	4,623,762	—		4,623,762
Mexico	12,370,450	—	—		12,370,450
Netherlands	759,185	25,894,817	0	**	26,654,002
New Zealand	—	4,086,659	—		4,086,659
Norway	—	4,705,895	—		4,705,895
Peru	7,817,626	—	—		7,817,626
Philippines	410,286	6,105,449	—		6,515,735
Poland	—	14,986,558	—		14,986,558
Portugal	—	3,676,524	—		3,676,524
Russia	749,603	81,936,376	—		82,685,979
Singapore	—	14,318,684	—		14,318,684
South Africa	2,683,840	12,997,238	—		15,681,078
South Korea	3,712,319	140,557,751	—		144,270,070
Spain	—	83,675,792	—		83,675,792
Sweden	—	9,794,888	—		9,794,888
Switzerland	—	61,554,880	—		61,554,880
Taiwan	5,839,164	49,865,678	—		55,704,842
Thailand	—	29,679,663	1,247,045		30,926,708
Turkey	—	8,636,880	—		8,636,880
United Kingdom	—	321,990,898	28,152		322,019,050
United States	1,100,020,668	—	—		1,100,020,668

TOTAL COMMON STOCKS	1,203,357,125	1,611,210,547	2,534,359		2,817,102,031

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	48,110,072	—	—		48,110,072
Germany	—	6,732,979	—		6,732,979
Russia	—	5,557,703	—		5,557,703
South Korea	—	3,031,131	—		3,031,131

TOTAL PREFERRED STOCKS	48,110,072	15,321,813	—		63,431,885

Investment Funds
United States	12,610,631	—	—		12,610,631

TOTAL INVESTMENT FUNDS	12,610,631	—	—		12,610,631

Debt Obligations
Canada	—	—	4,273,397		4,273,397
United States	—	—	3,862,536		3,862,536

TOTAL DEBT OBLIGATIONS	—	—	8,135,933		8,135,933

Rights/warrants
Greece	—	—	69		69
Italy	—	—	0	**	0 **
Japan	—	9,240	—		9,240

TOTAL RIGHTS/WARRANTS	—	9,240	69		9,309

Short-term Investments	478,434,391	—	—		478,434,391

Total Investments	1,742,512,219	1,626,541,600	10,670,361		3,379,724,180

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	42,314,620	—		42,314,620
Futures Contracts
Equity risk	99,991	1,825,569	—		1,925,560

Total	$1,742,612,210	$1,670,681,789	$10,670,361		$3,423,964,360

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(412,986)	$—		$(412,986)
Futures Contracts
Equity risk	(227,998)	(1,677,583)	—		(1,905,581)
Written Options
Equity risk	(2,251,655)	(10,400,575)	$—		(12,652,230)

Total	$(2,479,653)	$(12,491,144)	$—		$(14,970,797)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a fair value of zero at May 31, 2013.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For the period ended May 31, 2013, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2013	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of May 31, 2013		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2013
Common Stock
Australia	$—	$—	$—	$—	$—	$—	$105,291	$—	$105,291		$—
India	1,107,369	728,641	(574,055)	—	(110,196)	2,112	—	—	1,153,871		(18,446)
Netherlands	93,629	—	—	—	—	(93,629)	—	—	0	**	(93,629)
Thailand	1,300,860	680,406	(830,171)	—	189,844	(93,894)	—	—	1,247,045		(53,719)
United Kingdom	—	19,615				8,537			28,152		8,537
Debt Obligations
Asset-Backed Securities
Canada	4,156,599	—	—	4,164	—	112,634	—	—	4,273,397		112,634
United States	397,099	—	—	8,890	—	216,860	—	—	622,849		216,860
Bank Loans
United States	4,983,209	—	(1,719,121)	2,038	24,462	(50,901)	—	—	3,239,687		(50,901)
Rights/Warrants
Greece	—	0	—	—	—	69	—	—	69		69
Italy	—	0	—	—	—	—	—	—	0	**	—

Total	$12,038,765	$1,428,662	$(3,123,347)	$15,092	$104,110	$101,788	$105,291	$—	$10,670,361		$121,405

*	The Fund accounts for investments and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Represents the interest in securities that were determined to have a fair value of zero at May 31, 2013.

The net aggregate direct and/or indirect exposure to investments in securities and derivative financial instruments using Level 3 inputs (based on the Fund’s net assets) as of May 31, 2013 were as follows:

Level 3 securities	Level 3 derivatives
0.3%	—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. Dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. Dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments of loans, it acquires direct rights against the borrower. Loan agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Inflation-indexed bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by the Fund from inflation-indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Investment and other risks

Investing in mutual funds involves many risks. The risks of investing in the Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

An investment in the Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. The Fund is subject to market risk, which is the risk that the market value of its holdings will decline. Market risks include:

Equities. — The Fund runs the risk that the market prices of its equity investments will decline. The market prices of equities may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. They also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility and the market prices of equities can decline in a rapid or unpredictable manner.

The Fund invests a substantial portion of its assets in equities and, as a result, declines in stock market prices generally are likely to reduce the net asset values of the Fund’s shares.

If the Fund purchases equities at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or will decline for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

The Fund’s investment strategy of selling put options on stock indices will likely cause it to underperform the equity markets in sharply rising markets.

Fixed Income Investments. — The Fund’s investments in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, exposing the Fund to the risk that the price of which it sells them will be less than the value placed on them when they were held by the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A risk of the Fund’s investments in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater when the Fund invests in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. The market price of the Fund’s inflation-indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, if the Fund has invested a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

• NON-U.S. INVESTMENT RISK. Because the Fund invests in non-U.S. securities, it is subject to additional and more varied risks than funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

The Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments and (iii) the repatriation of proceeds generated from the sale of those investments. The Fund may seek to collect a refund in respect of taxes paid to a non-U.S. country. In those cases, all or a portion of those taxes could ultimately be recovered by the Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. The Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. The Fund’s decision to pursue a refund is in its sole discretion, and it may decide not to pursue a refund, even if eligible.

Also, investing in non-U.S. securities exposes the Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of the Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including the Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Fund’s investment opportunities.

Because the Fund may invest a significant portion of its assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets), it is subject to greater non-U.S. investment risk than funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in the Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund’s ability to exchange local currencies for U.S. Dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. Moreover, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• MANAGEMENT AND OPERATIONAL RISK. The Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. The Fund runs the risk that the Manager’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

The Manager’s portfolio managers may use quantitative analyses and models. Any imperfections, errors, or limitations in those analyses and models could affect the ability of the portfolio managers to implement the Fund’s strategies. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Fund’s investment objective.

The Fund also is subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Fund for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Fund. Other Fund service providers also have limitations on their liability to the Fund for losses resulting from their errors.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition to these risks, the Fund is exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). Because the Fund’s principal investment strategies may involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities, the Fund has increased exposure to liquidity risk. These types of investments can be difficult to value, exposing the Fund to the risk that the price at which it sells them will be less than the value placed on them when they were held by the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

• DERIVATIVES RISK. The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that the changes in their value may not move as expected relative to the value of the assets, rates, or indices they are designed to track. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, the Fund often will not receive the collateral the day the collateral is called for. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

The Fund’s use of derivatives may be subject to one or more special tax rules and could generate additional taxable income for shareholders.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear.

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives transactions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Fund may be required to provide more margin for cleared derivatives transactions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives transaction, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared derivatives transaction at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions or to terminate those transactions at any time. Any increase in margin requirements or termination of existing cleared derivatives transactions by the clearing member or the clearing house could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose the Fund to greater credit risk to its clearing member, because (as described under “Counterparty Risk” below) margin for cleared derivatives transactions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of the transaction, including loss of an increase in the value of the transaction and/or loss of hedging protection. In addition, the documentation governing the relationship between the Fund and clearing members is drafted by the clearing members and generally is less favorable to the Fund than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Fund in favor of the clearing member for losses the clearing member incurs as the Fund’s clearing member and typically does not provide the Fund any remedies if the clearing member defaults or becomes insolvent.

These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Fund and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing exposes the Fund to new kinds of risks and costs.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which the Fund’s investments are traded, in which the Fund receives income, or in which the Fund has taken a position, will decline in value relative to the U.S. Dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

The Fund may use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of its portfolio. If the exchange rates of the currencies involved do not move as expected, the Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and the Fund may not be able to convert them into U.S. Dollars, in which case the Manager may decide to purchase U.S. Dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of principal of fixed income securities guaranteed by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued by emerging countries.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and if the Fund holds such a security, the Fund is subject to the risk that the security’s rating will be downgraded.

Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term U.S. credit rating by at least one major rating agency and have introduced greater uncertainty about the ability of the U.S. to repay its obligations. A further credit rating downgrade or a U.S. credit default could decrease the value and increase the volatility of the Fund’s investments.

As described under “Market Risk — Asset-Backed Securities” below, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset-Backed Securities” below.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” above for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the market price of its securities could decline much more than would be predicted by a change in their yield relative to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer.

Market Risk — Asset-Backed Securities. — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a reduction in the payment stream the Manager expected the Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause the Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” above for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, which could cause the market price of the Fund’s investment to decrease.

In addition, the existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• COUNTERPARTY RISK. To the extent the Fund enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or lends its securities, it runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. The Fund is not subject to any limits on its exposure to any one counterparty nor to a requirement that counterparties maintain a specific rating by a nationally recognized rating organization to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. The Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to the Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time that events may occur that prevent settlement. Counterparty risk also is greater when the Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases the Fund’s counterparty risk. To the extent the Fund uses swap agreements, it is subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. As described under “Derivatives Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. Therefore, the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amounts are generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the Commodities Futures Trading Commission require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report the Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the Fund’s assets held in an omnibus account at the clearing house to satisfy payment obligations of a defaulting customer of the clearing member to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than individually for each customer. The Fund is therefore subject to the risk that a clearing house will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Fund, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., the Fund’s investment exposures exceed its net asset value). Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. The Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

The Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

• OPTIONS RISK. The market price of options written by the Fund will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. (This risk is not present when writing a European style option because the holder may only exercise the option on its expiration date.) If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict the Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While the Fund has greater flexibility to tailor an OTC option, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

• REAL ESTATE RISK. To the extent the Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the Investment Company act of 1940, as amended (the “1940 Act”).

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of the Fund. While the U.S. government has honored its credit obligations continuously for the last 200 years, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Fund’s investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. The uncertainty surrounding the sovereign debt of a significant number of European Union countries, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls), also could negatively impact the Fund. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this “Investments and other risk” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment programs for a period of time and achieving its investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer them on a more limited basis. To the extent that the Fund has focused its investments in the stock index of particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

• SHORT SALES RISK. The Fund may use short sales in its investment programs in an attempt to increase its returns or for hedging purposes.

In implementing its principal investment strategies, the Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert, or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Fund does not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. The Fund is subject to increased leveraging risk and other investment risks described in this “Investments and other risks” section to the extent it sells short securities or currencies it does not own.

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services), or in securities from issuers with high positive correlations to one another (such as GMO U.S. Treasury Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government), are subject to greater overall risk than funds whose investments are more diversified. To the extent the Fund invests in the securities of a limited number of issuers, it is particularly exposed to adverse developments affecting those issuers, and a decline in the market price of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent the Fund focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, it is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” above.

Similarly, to the extent the Fund has a significant portion of its assets in investments tied economically to a particular geographic region, non-U.S. country or particular market (e.g., emerging markets), it has more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of the Fund are held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g. GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Fund are not subject to restrictions on the frequency of trading of Fund shares. Asset allocation decisions by the Manager may result in substantial redemptions from (or investments in) the Fund. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, accelerate the realization of taxable gains to shareholders. In addition, to the extent the Fund invests in other GMO Funds subject to large shareholder risk, it is indirectly subject to this risk.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. The Fund may invest in shares of other investment companies, including other GMO Funds, money market funds and ETF (for purposes of this risk disclosure, “underlying Funds”), and is exposed to the risk that the underlying Funds will not perform as expected.

Because the Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if the Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Fund also is indirectly exposed to all of the risks of an investment in the underlying Funds.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. The Fund is a “non-diversified investment company” under the 1940 Act. This means that it is allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, it may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on its performance, than if it was “diversified.”

Temporary Defensive Positions. The Fund normally does not take temporary defensive positions. To the extent the Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as substitutes for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

Certain derivatives transactions used by the Fund, including certain interest rate swaps and certain credit default index swaps, will be required to be cleared. The Fund will hold cleared derivatives transactions through clearing members, who are futures commission merchants who are members of derivatives clearing houses. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing members generally can require termination of existing cleared derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of the Fund to pursue its investment strategy. Also, the Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that the Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

The Fund held derivatives during the period ended May 31, 2013. The following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use
Forward currency contracts
Adjust exposure to foreign currencies	X
To manage against anticipated currency exchange rate changes	X
Futures contracts
Adjust exposure to certain securities markets	X
Maintain the diversity and liquidity of the portfolio	X
Options (Written)
Used written put option contracts as substitute for direct equity investments	X
Swap agreements
Adjust exposure to certain securities markets	X
Adjust exposure to certain companies and industries	X
To hedge some or all of the broad market exposure of the assets in which the Fund invests	X
Rights and/or warrants
Received as a result of corporate actions	X

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended May 31, 2013, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls

	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of year	—	4,383	$3,763,138	—	—	$ —
Options written	—	17,544	17,425,662	—	—	—
Options bought back	—	(5,131)	(4,289,718)	—	—	—
Options expired	—	(10,510)	(10,621,634)	—	—	—
Options exercised	—	(29)	(140,502)	—	—	—
Outstanding, end of year	—	6,257	$6,136,946	—	—	$ —

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (and if the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The values assigned to swap agreements may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the values assigned to the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation / (depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Fund (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments as of May 31, 2013:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Asset:
Investments (rights and/or warrants)	$—	$9,309	$—	$—	$—	$9,309
Unrealized Appreciation on Forward Currency Contracts	—	—	42,314,620	—	—	42,314,620
Unrealized Appreciation on Futures Contracts*	—	1,925,560	—	—	—	1,925,560

Total	$—	$1,934,869	$42,314,620	$—	$—	$44,249,489

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(412,986)	$—	$—	$(412,986)
Unrealized Depreciation on Futures Contracts*	—	(1,905,581)	—	—	—	(1,905,581)
Written Options	—	(12,652,230)	—	—	—	(12,652,230)

Total	$—	$(14,557,811)	$(412,986)	$—	$—	$(14,970,797)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

*	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

The average volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, was as follows for the period ended May 31, 2013:

Forward Currency Contracts ($)	Futures Contracts ($)	Swap Agreements ($)	Options ($)	Rights/ Warrants ($)
2,158,667,835	106,482,712	11,163,152	118,078	264,172

For additional information regarding the Fund, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) (1)	The Registrant implemented a new accounting system on May 6, 2013. The new system allows for further automation of certain processes.

(b) (2)	Except as described in the prior paragraph, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

The certifying officers express no view as to whether the changes in paragraph (b)(1) were material.

Item 3.	Exhibits.

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GMO Trust

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Chief Executive Officer

Date: July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ J.B. Kittredge
J.B. Kittredge, Principal Executive Officer

Date: July 30, 2013

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

Date: July 30, 2013